UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05742

Name of Fund:	BlackRock FundsSM
BlackRock Advantage Emerging Markets Fund
BlackRock Global Equity Market Neutral Fund (Formerly BlackRock Global Long/Short Equity Fund)

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock FundsSM,

55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 04/30/2023

Date of reporting period: 10/31/2022

Item 1 –	Report to Stockholders

(a) The Report to Shareholders is attached herewith.

OCTOBER 31, 2022

2022 Semi-Annual Report (Unaudited)

BlackRock FundsSM

•   BlackRock Advantage Emerging Markets Fund

•   BlackRock Global Equity Market Neutral Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

Significant economic headwinds emerged during the 12-month reporting period ended October 31, 2022, disrupting the economic recovery and strong financial markets of 2021. The U.S. economy shrank in the first half of 2022 before returning to moderate growth in the third quarter, marking a shift to a more challenging post-reopening economic environment. Changes in consumer spending patterns and a tight labor market led to elevated inflation, which reached a 40-year high. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the ongoing war continued to present challenges for both investors and policymakers.

Equity prices fell as interest rates rose, particularly weighing on relatively high-valuation growth stocks as inflation decreased the value of future cash flows and investors shifted focus to balance sheet resilience. Both large- and small-capitalization U.S. stocks fell, although declines for small-capitalization U.S. stocks were slightly steeper. Emerging market stocks and international equities from developed markets also declined significantly, pressured by rising interest rates and a strengthening U.S. dollar.

The 10-year U.S. Treasury yield rose notably during the reporting period, driving its price down, as investors reacted to higher inflation and attempted to anticipate its impact on future interest rate changes. The corporate bond market also faced inflationary headwinds, and increasing uncertainty led to higher corporate bond spreads (the difference in yield between U.S. Treasuries and similarly-dated corporate bonds).

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates five times while indicating that additional rate hikes were likely. Furthermore, the Fed wound down its bond-buying programs and is accelerating the reduction of its balance sheet. As investors attempted to assess the Fed’s future trajectory, the Fed’s statements late in the reporting period led markets to believe that additional tightening is likely in the near term.

The pandemic’s restructuring of the economy brought an ongoing mismatch between supply and demand, contributing to the current inflationary regime. While growth has slowed in 2022, we believe that taming inflation requires a more dramatic economic decline to bring demand back to a lower level that is more in line with the economy’s capacity. The Fed has been raising interest rates at the fastest pace in decades, and seems set to overtighten in its effort to get inflation back to target. With this in mind, we believe the possibility of a U.S. recession in the near-term is high, and the outlook for Europe and the U.K. is also troubling. Investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions.

In this environment, while we favor an overweight to equities in the long-term, the market’s concerns over excessive rate hikes from central banks moderate our outlook. Rising input costs and a deteriorating economic backdrop in China and Europe are likely to challenge corporate earnings, so we are underweight equities overall in the near term. However, we see better opportunities in credit, where higher spreads provide income opportunities and partially compensate for inflation risk. We believe that investment-grade corporates, local-currency emerging market debt, and inflation-protected bonds (particularly in Europe) offer strong opportunities for a six- to twelve-month horizon.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of October 31, 2022

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	(5.50)%	(14.61)%

U.S. small cap equities (Russell 2000® Index)	(0.20)	(18.54)

International equities (MSCI Europe, Australasia, Far East Index)	(12.70)	(23.00)

Emerging market equities (MSCI Emerging Markets Index)	(19.66)	(31.03)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.72	0.79

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(8.24)	(17.68)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(6.86)	(15.68)

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	(4.43)	(11.98)

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	(4.71)	(11.76)

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

3

Fund Summary as of October 31, 2022	BlackRock Advantage Emerging Markets Fund

Investment Objective

BlackRock Advantage Emerging Markets Fund’s (the “Fund”) investment objective is to seek long-term capital appreciation.

Portfolio Management Commentary

How did the Fund perform?

During the six-month period ended October 31, 2022, the Fund outperformed its benchmark, the MSCI Emerging Markets Index.

What factors influenced performance?

Emerging market (“EM”) equities fell during the period, as investor skepticism about risk assets deepened. Early in the period, inflationary pressures benefited commodities markets, but as fears of a United States recession intensified, equities in commodity-driven markets came under pressure. Interest rate increases in the United States, coupled with more hawkish commentary from the Fed, continued to lead the retreat in the EM benchmark. Asia drove losses as concerns about the property sector and ongoing COVID-19 lockdowns weighed on China, and Korea and Taiwan also struggled amid global recessionary fears and continued tech weakness. Commodity outperformance provided a tailwind for Latin America and for parts of Europe, the Middle East, and Africa, but parts of Eastern Europe continued to struggle as the Russian invasion of Ukraine continued. Performance in all sectors was negative, with information technology (“IT”), communication services, and financials faring the worst. Defensive sectors and beneficiaries of higher commodity prices performed better.

Despite struggling in the summer months, positive performance at the end of the period drove the Fund’s relative outperformance. Stock selection insights and macro-thematic positioning contributed to performance.

With respect to stock selection, trending sentiment measures helped position the portfolio amid the changeable market backdrop. Measures that captured forward-looking views of company fundamentals across comments from informed investors were additive. Other faster-moving insights tracking online sales trends and mobile app usage helped to correctly identify consumer intent across consumer staples stocks.

Meanwhile, fundamental stock selection measures also contributed to performance in the aggregate. Nontraditional fundamental quality measures, such as ESG insights, were key contributors, highlighting the diversifying nature of these insights against more traditional lenses of stock selection. The top-performing insight captured company “green” patent filings successfully to the Fund’s benefit.

Overweight portfolio positioning to India and Brazil benefited performance amid favorable commodity import/export dynamics. Meanwhile, an underweight to Korean equities also contributed, as IT stocks remained weak there.

Conversely, despite overall outperformance from macro-thematic positioning in the aggregate, select country-specific stock selection insights detracted from performance. Measures using China-specific data designed to track consumer intent as well as China-specific job trends both struggled. Moreover, select fundamental measures also detracted from performance even as the aggregate contribution was positive. Surprisingly, stability-related metrics with a preference for lower-volatility stocks performed poorly amid the risk-off market tone. Elsewhere, insights designed to track institutional investor interest detracted from performance as they failed to reflect the market environment during the period.

The Fund’s cash balance at period-end was 5.6%. The cash balance did not materially affect relative performance during the period.

Describe recent portfolio activity.

Over the course of the period, the portfolio maintained a balanced allocation of risk across all major return drivers. There were, however, several new signals added within the stock selection model. The Fund built upon its alternative data capabilities with enhanced data sets that capture informed-investor positioning as well as news flow. Additionally, the Fund added to its complex of consumer intent insights with a measure that looks toward social media activity as a measure of potential revenue growth.

Describe portfolio positioning at period end.

Relative to the benchmark, the Fund ended the period with largely neutral positioning from a sector and country positioning perspective. The Fund had slight overweight positions in the IT and healthcare sectors and maintained slight underweights in financials and communication services stocks. From a geographical perspective, the Fund had slight overweights to South Africa and maintained a slight underweight position to Korea.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2022 (continued)	BlackRock Advantage Emerging Markets Fund

Performance

		Average Annual Total Returns(a)(b)

		1 Year		5 Years		10 Years

	6-Month Total Returns	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge

Institutional	(18.89)%	(31.88)%	N/A	(4.00)%	N/A	(1.77)%	N/A
Investor A	(19.03)	(32.11)	(35.67)%	(4.28)	(5.30)%	(2.03)	(2.55)%
Investor C	(19.35)	(32.60)	(33.27)	(5.00)	(5.00)	(2.62)	(2.62)
Class K	(18.89)	(31.86)	N/A	(3.97)	N/A	(1.76)	N/A

MSCI Emerging Markets Index(c)	(19.66)	(31.03)	N/A	(3.09)	N/A	0.79	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

Under normal circumstances, the Fund seeks to invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in equity securities issued by, or tied economically to, companies in emerging markets and derivatives that have similar economic characteristics to such securities. The Fund’s total returns prior to June 12, 2017 are the returns of the Fund when it followed different investment strategies under the name BlackRock Emerging Markets Long/Short Equity Fund.

(c)	An index that captures large- and mid-cap representation across Emerging Markets (EM) countries. The index covers approximately 85% of the free float-adjusted market capitalization in each country.

N/A — Not applicable as the share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual				Hypothetical 5% Return

	Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

Institutional	$ 1,000.00	$ 811.10	$ 3.88		$ 1,000.00	$ 1,020.92	$ 4.33		0.85%
Investor A	1,000.00	809.70	5.25		1,000.00	1,019.41	5.85		1.15
Investor C	1,000.00	806.50	8.65		1,000.00	1,015.63	9.65		1.90
Class K	1,000.00	811.10	3.70		1,000.00	1,021.12	4.13		0.81

(a)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

See “Disclosure of Expenses” for further information on how expenses were calculated.

Portfolio Information

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Net Assets

China	26.8%
Taiwan	14.5
India	14.0
South Korea	9.0
Brazil	7.3
South Africa	6.0
Saudi Arabia	5.0
United States	4.4
Indonesia	3.8
Thailand	2.9
Mexico	2.6
Malaysia	1.4
United Arab Emirates	1.1
Other#	2.9
Liabilities in Excess of Other Assets	(1.7)

#	Includes holdings within countries/geographic regions that are less than 1.0% of net assets. Please refer to the Schedule of Investments for such countries/geographic regions.

F U N D S U M M A R Y	5

Fund Summary as of October 31, 2022	BlackRock Global Equity Market Neutral Fund

Investment Objective

BlackRock Global Equity Market Neutral Fund’s (the “Fund”) (formerly known as BlackRock Global Long/Short Equity Fund) investment objective is to seek total return over the long term.

On May 10, 2022, the Board of Trustees (the “Board”) of BlackRock FundsSM (the “Trust”) approved a change in the name of the Fund to BlackRock Global Equity Market Neutral Fund. While the Fund’s investment process and investment strategy were not changed in connection with the name change, certain updates were made to the Fund’s investment process and investment strategy disclosure in order to align the disclosure with the Fund’s new name. These changes were effective as of September 1, 2022.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended October 31, 2022, the Fund underperformed its benchmark, the ICE BofA 3-Month US Treasury Bill Index.

What factors influenced performance?

Overall, markets continued to be volatile as equities tested new lows. The focus remained on monetary policy normalization and inflation, as investors weighed the impact of rising rates on risk assets as well as the direction of future policy decisions. The Fed made three consecutive three-quarter percentage point rate hikes, and central banks around the world tightened their monetary policy to combat inflation. Simultaneously, inflationary pressures evolved, as price increases in goods moderated but increases in services accelerated, led by labor market tightness, which is a key focus of the Fed. Fed policy resulted in a persistently inverted yield curve, which is often a precursor to an imminent recession.

Despite concerns about a recession, equities staged a bear-market rally during the summer, as investors interpreted softening economic data as an indication that policymakers would make a dovish pivot. The resulting growth rally during July and August 2022 helped equities recover half their losses. However, central banks reaffirmed their singular focus on inflation after the Fed’s annual symposium in Jackson Hole, prompting a sharp selloff in September 2022. Toward the end of the period, though, signs of peak inflation in the United States combined with robust corporate earnings and a still-strong labor market boosted the potential for an economic soft landing, resulting in an October 2022 rally.

Unsurprisingly, the Fund struggled against the back-and-forth movements of the markets during the period. Both top-down macro and bottom-up fundamental insights drove a conservative stance that proved overly defensive at times. Specifically, within macro measures, regime timing insights that compare the current market environment to historical observations, particularly with respect to the inverted yield curve, motivated a defensive stance in the latter half of the period. This prompted long positions in high-quality large-cap stocks within traditionally defensive sectors such as technology, healthcare, and consumer staples, which detracted from performance during the summer and October 2022 market rallies. Additionally, top-down insights that focused on capturing industries likely to benefit from a stagflation environment and a continued rise in short-term rates struggled amid the shifting market sentiment.

Similarly, fundamental quality measures focused on profitability and stability detracted from performance, as investor attention shifted away from corporate financial results and more toward the macroeconomic environment. Notably, however, these measures performed well in September 2022, as the defensive posture led to outperformance in the market decline.

Despite the Fund’s slight underperformance, it navigated the highly volatile market backdrop well. Stock selection from sentiment-based measures provided persistent gains during the period, as these faster-moving insights were able to correctly capture emerging and evolving market trends. Notably, insights that capture forward-looking views for company fundamentals across corporate management and sell-side stock analysts performed well. Collectively, these insights drove gains across consumer discretionary stocks, as evidence emerged revealing different spending behavior across income cohorts. Specifically, long positions in luxury brands and short positions across companies exposed to lower-income households drove gains.

Additionally, the Fund’s net exposure was additive, as its net short posture provided differentiated gains in September as the market experienced a sharp selloff.

The Fund was fully invested throughout the period. The Fund’s cash exposure had no material impact on performance, as cash was principally held in conjunction with the Fund taking long and short positions via the use of derivatives, such as total return swap contracts. The use of derivatives marginally contributed to performance.

Describe recent portfolio activity.

Over the course of the period, the portfolio maintained a balanced allocation of risk across all major return drivers. There were, however, several new signals added within the stock selection group of insights. The Fund built upon its alternative data capabilities with enhanced data sets that capture informed-investor positioning as well as news flow. Additionally, the Fund added to its complex of consumer intent insights with a measure that looks toward social media activity as a measure of potential revenue growth.

Describe portfolio positioning at period end.

Although market-timing models and top-down measures continued to point to further downside at period-end, the Fund closed the net-short market position it held during the third quarter of 2022. Elsewhere, strong top-down and bottom-up trends across the commodity complex resulted in the portfolio adding both value and momentum exposure on the long side via additions to positions in stocks in the oil and diversified metal industries. This has moderated the more universally defensive stance that existed at the end of the third quarter. At the same time, this enhanced cyclical stance remained largely hedged by a short position in financials. Elsewhere, the Fund was long defensive-oriented investments in areas likely to remain resilient even if inflation and interest rates remain higher for longer periods of time, including defense contractors, food retailers and producers, and pharmaceutical stocks.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

6	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2022 (continued)	BlackRock Global Equity Market Neutral Fund

Performance

		Average Annual Total Returns(a)(b)

		1 Year		5 Years		Since Inception(c)

	6-Month Total Returns	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge

Institutional	(0.52)%	(1.13)%	N/A	0.82%	N/A	2.62%	N/A
Investor A	(0.62)	(1.41)	(6.58)%	0.55	(0.53)%	2.35	1.79%
Investor C	(1.03)	(2.14)	(3.12)	(0.21)	(0.21)	1.74	1.74
Class K	(0.52)	(1.12)	N/A	0.85	N/A	2.65	N/A

ICE BofA 3-Month U.S. Treasury Bill Index(d)	0.72	0.79	N/A	1.17	N/A	0.71	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

Under normal conditions, the Fund invests at least 80% of its total assets in equity instruments and related derivative instruments issued by, or tied economically to, companies located in developed markets.

(c)	The Fund commenced operations on December 20, 2012.
(d)

An unmanaged index that measures returns of 3-month Treasury Bills. On March 31, 2021, the Fund began to track the 4pm pricing variant of the ICE BofA 3-Month U.S. Treasury Bill Index (the “Index”). Historical index data prior to March 31, 2021, is for the 3pm pricing variant of the lndex. Index data on and after March 31, 2021 is for the 4pm pricing variant of the Index.

N/A — Not applicable as the share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual				Hypothetical 5% Return

	Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

Institutional	$ 1,000.00	$ 994.80	$ 6.74		$ 1,000.00	$ 1,018.45	$ 6.82		1.34%
Investor A	1,000.00	993.80	7.99		1,000.00	1,017.19	8.08		1.59
Investor C	1,000.00	989.70	11.74		1,000.00	1,013.41	11.88		2.34
Class K	1,000.00	994.80	6.49		1,000.00	1,018.70	6.56		1.29

(a)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

See “Disclosure of Expenses” for further information on how expenses were calculated.

Portfolio Information

GEOGRAPHIC ALLOCATION

	Percent of Total Investments(a)

Country/Geographic Region	Long	Short	Total

United States	25.7%	24.6%	50.3%

Japan	8.1	7.9	16.0

United Kingdom	3.1	2.8	5.9

Canada	2.2	2.2	4.4

Germany	1.5	1.6	3.1

France	1.7	1.3	3.0

Australia	1.4	1.6	3.0
Switzerland	0.9	1.3	2.2

Other#	6.0	6.1	12.1
	50.6%	49.4%	100.0%

(a)	Total investments include the gross values of long and short equity securities of the underlying derivative contracts utilized by the Fund and exclude short-term securities.
#	Includes holdings within countries/geographic regions that are less than 1.0% of net assets. Please refer to the Schedule of Investments for such countries/geographic regions.

F U N D S U M M A R Y	7

About Fund Performance

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. Class K Shares performance of BlackRock Global Equity Market Neutral Fund shown prior to the Class K Shares inception date of March 28, 2016 is that of Institutional Shares. Class K Shares performance of BlackRock Advantage Emerging Markets Fund shown prior to the Class K Shares inception date of January 25, 2018 is that of Institutional Shares. The performance of each Fund’s Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.

Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries. These shares automatically convert to Investor A Shares after approximately eight years.

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance table(s) assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), each Fund’s investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of each Fund’s expenses. Without such waiver(s) and/or reimbursement(s), each Fund’s performance would have been lower. With respect to each Fund’s voluntary waiver(s), if any, the Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued at any time. With respect to each Fund’s contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 of the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

8	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) October 31, 2022	BlackRock Advantage Emerging Markets Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 4.6%
Ambev SA	183,140	$567,271
B3 SA - Brasil Bolsa Balcao	45,389	132,156
Banco do Brasil SA	19,720	141,329
Cia de Saneamento de Minas Gerais-COPASA	97,326	289,406
Cia Energetica de Minas Gerais, ADR	43,228	94,669
Cielo SA	77,364	89,113
Cogna Educacao(a)	174,247	110,981
CPFL Energia SA	14,018	96,122
CSN Mineracao SA	142,127	90,798
Embraer SA(a)	27,101	72,140
Fleury SA	57,140	205,750
Iochpe Maxion SA	36,170	99,572
JBS SA	20,021	96,743
Light SA	131,289	144,366
Neoenergia SA	16,584	53,263
Qualicorp Consultoria e Corretora de Seguros SA	22,722	34,663
Raia Drogasil SA	10,599	53,985
Sao Martinho SA	26,697	139,390
Telefonica Brasil SA	7,450	59,580
Ultrapar Participacoes SA	15,405	39,992
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A	65,408	91,550
Vale SA	42,662	554,428

		3,257,267

China — 26.8%
3SBio, Inc.(b)	295,500	208,684
Agricultural Bank of China Ltd., Class H	97,000	27,687
Alibaba Group Holding Ltd.(a)	198,820	1,545,807
Aluminum Corp. of China Ltd., Class H	102,000	29,078
Angang Steel Co. Ltd., Class H	314,000	65,151
Anhui Gujing Distillery Co. Ltd., Class A	2,300	61,952
ANTA Sports Products Ltd.	13,600	119,566
Autohome, Inc., ADR	1,109	28,967
Avary Holding Shenzhen Co. Ltd., Class A	41,714	169,559
BAIC Motor Corp. Ltd., Class H(b)	721,000	159,734
Baidu, Inc., Class A(a)	40,992	392,990
Bank of China Ltd., Class H	1,054,000	339,469
Bank of Communications Co. Ltd., Class H	96,000	46,840
BeiGene Ltd., ADR(a)	527	89,005
Beijing Enterprises Holdings Ltd.	80,000	202,952
Bilibili, Inc., Class Z(a)	2,320	20,674
BYD Co. Ltd., Class A	10,700	360,396
BYD Co. Ltd., Class H	18,000	403,256
China Construction Bank Corp., Class H	1,192,000	632,580
China Hongqiao Group Ltd.	140,000	99,085
China Meidong Auto Holdings Ltd.	28,000	36,775
China Mengniu Dairy Co. Ltd.	18,000	57,621
China Merchants Bank Co. Ltd., Class H	195,500	640,047
China Minsheng Banking Corp. Ltd., Class H	69,500	20,185
China Petroleum & Chemical Corp., Class H	857,000	339,652
China Railway Group Ltd., Class H	64,000	27,828
China Resources Gas Group Ltd.	8,000	20,489
China Resources Pharmaceutical Group Ltd.(b)	256,000	172,693
China State Construction Engineering Corp. Ltd., Class A	50,400	32,602
China Vanke Co. Ltd., Class H	28,900	37,088
China Yongda Automobiles Services Holdings Ltd.	325,500	146,002
CITIC Ltd.	92,000	82,326
Contemporary Amperex Technology Co. Ltd., Class A	11,000	561,559
CSPC Pharmaceutical Group Ltd.	52,720	54,152

Security	Shares	Value

China (continued)
Dongfeng Motor Group Co. Ltd., Class H	76,000	$34,383
ENN Energy Holdings Ltd.	20,400	202,818
Eve Energy Co. Ltd., Class A	40,200	456,353
Fosun International Ltd.	311,000	190,053
Ganfeng Lithium Group Co. Ltd., Class A	3,100	33,387
Geely Automobile Holdings Ltd.	71,000	76,409
Great Wall Motor Co. Ltd., Class H	178,000	194,448
Gree Electric Appliances, Inc. of Zhuhai, Class A	107,700	421,909
Guangzhou Automobile Group Co. Ltd., Class A	24,300	37,578
Guangzhou Automobile Group Co. Ltd., Class H	62,000	37,783
H World Group Ltd., ADR	1,400	37,912
Haitong Securities Co. Ltd., Class H	48,400	23,659
Industrial & Commercial Bank of China Ltd., Class H	698,000	303,047
JD.com, Inc., Class A	26,860	489,134
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	67,783	108,015
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A	11,123	41,188
KE Holdings, Inc., ADR(a)	8,416	85,675
Kunlun Energy Co. Ltd.	162,000	96,823
Li Auto, Inc., ADR(a)(c)	5,553	75,632
LONGi Green Energy Technology Co. Ltd., Class A	46,800	307,455
Luxshare Precision Industry Co. Ltd., Class A	73,200	283,313
Meituan, Class B(a)(b)	28,700	459,502
NetEase, Inc.	29,970	332,525
New China Life Insurance Co. Ltd., Class H	12,400	19,692
New Oriental Education & Technology Group, Inc.(a)	18,900	44,257
NIO, Inc., ADR(a)	13,627	131,773
People’s Insurance Co. Group of China Ltd., Class H	195,000	53,890
PetroChina Co. Ltd., ADR(c)	9,837	375,452
PetroChina Co. Ltd., Class A	280,200	182,615
PetroChina Co. Ltd., Class H	552,000	211,155
Pinduoduo, Inc., ADR(a)(c)	6,512	357,053
Ping An Insurance Group Co. of China Ltd., Class H	183,500	734,622
Postal Savings Bank of China Co. Ltd., Class H(b)	83,000	38,492
Qinghai Salt Lake Industry Co. Ltd., Class A(a)	82,400	242,059
RiseSun Real Estate Development Co. Ltd., Class A(a)	1	—
SF Holding Co. Ltd., Class A	32,800	216,124
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	27,500	69,444
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	124,800	169,137
Shanghai Putailai New Energy Technology Co. Ltd., Class A	17,800	121,203
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	1,800	80,043
Sinopharm Group Co. Ltd., Class H	9,600	18,212
Sunac China Holdings Ltd.(a)(d)	254,000	31,951
Sunwoda Electronic Co. Ltd., Class A	41,200	130,688
TAL Education Group, ADR(a)	7,971	37,543
Tencent Holdings Ltd.	93,700	2,462,134
Tencent Music Entertainment Group, ADR(a)(c)	12,110	43,717
Tongwei Co. Ltd., Class A	11,800	70,187
Trip.com Group Ltd., ADR(a)	7,391	167,258
Vipshop Holdings Ltd., ADR(a)	8,129	56,659
Want Want China Holdings Ltd.	75,000	49,266
Weichai Power Co. Ltd., Class H	24,000	22,988
Wens Foodstuffs Group Co. Ltd., Class A(a)	38,400	93,885
WuXi AppTec Co. Ltd., Class H(b)	9,280	74,483
Wuxi Biologics Cayman, Inc.(a)(b)	29,500	132,740
YTO Express Group Co. Ltd., Class A	44,558	114,693
Yum China Holdings, Inc.	5,091	210,513
Zhongsheng Group Holdings Ltd.	24,000	91,087
Zijin Mining Group Co. Ltd., Class H	48,000	45,784

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Advantage Emerging Markets Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	155,000	$49,952
ZTE Corp., Class A	99,200	300,629
ZTE Corp., Class H	98,000	174,817

		18,987,649

Greece — 0.6%
Hellenic Telecommunications Organization SA	18,143	284,928
OPAP SA	11,276	138,166

		423,094

Hong Kong — 0.5%
Bosideng International Holdings Ltd.	60,000	25,914
China Gas Holdings Ltd.	104,000	92,298
China Resources Beer Holdings Co. Ltd.	16,000	75,497
Shougang Fushan Resources Group Ltd.	434,000	117,569
Sun Art Retail Group Ltd.	381,000	60,616

		371,894

India — 14.0%
ABB India Ltd.	1,801	66,347
Aditya Birla Fashion and Retail Ltd.(a)	42,781	182,998
Asian Paints Ltd.	9,886	372,139
Avenue Supermarts Ltd.(a)(b)	634	33,113
Axis Bank Ltd.	56,435	618,893
Bajaj Finance Ltd.	4,624	399,699
Bajaj Finserv Ltd.	7,913	161,472
Coromandel International Ltd.	15,339	178,317
Cummins India Ltd.	4,717	76,807
Dalmia Bharat Ltd.	3,502	67,836
Dr Reddy’s Laboratories Ltd.	995	53,558
HCL Technologies Ltd.	15,376	193,563
HDFC Bank Ltd.	20,910	379,484
HDFC Bank Ltd., ADR	2,484	154,778
ICICI Bank Ltd.	75,574	830,963
ICICI Bank Ltd., ADR	18,165	400,357
Infosys Ltd.	58,586	1,091,929
Infosys Ltd., ADR	11,676	218,691
InterGlobe Aviation Ltd.(a)(b)	2,028	43,763
ITC Ltd.	51,510	217,183
Kotak Mahindra Bank Ltd.	21,563	496,490
Lemon Tree Hotels Ltd.(a)(b)	82,256	83,857
Mahindra & Mahindra Ltd.	9,963	162,606
Nestle India Ltd.	825	203,156
Praj Industries Ltd.	9,927	49,608
Reliance Industries Ltd.	31,084	959,151
State Bank of India	34,029	236,316
Sun Pharmaceutical Industries Ltd.	22,447	275,801
Tata Consultancy Services Ltd.	23,765	917,141
UltraTech Cement Ltd.	1,105	89,768
Varun Beverages Ltd.	41,658	528,592
Voltas Ltd.	14,003	148,369
Zydus Lifesciences Ltd.	9,096	47,667

		9,940,412

Indonesia — 3.8%
AKR Corporindo Tbk PT	958,600	95,962
Bank Central Asia Tbk PT	1,601,600	905,348
Bank Mandiri Persero Tbk PT	341,800	230,904
Bank Rakyat Indonesia Persero Tbk PT	2,682,100	800,159
Perusahaan Gas Negara Tbk PT	3,418,200	433,119
Telkom Indonesia Persero Tbk PT	614,000	172,443

Security	Shares	Value

Indonesia (continued)
Timah Tbk PT	630,200	$54,807
XL Axiata Tbk PT	270,000	43,644

		2,736,386

Kuwait — 0.3%
Kuwait Finance House KSCP	52,120	136,310
National Bank of Kuwait SAKP	33,819	117,694

		254,004

Malaysia — 1.4%
Axiata Group Bhd	165,700	99,720
CIMB Group Holdings Bhd	96,100	112,257
DiGi.Com Bhd	63,800	51,175
IHH Healthcare Bhd	199,500	251,122
Malaysia Airports Holdings Bhd(a)	53,300	67,391
Maxis Bhd	96,400	78,469
PPB Group Bhd	14,800	52,260
Public Bank Bhd	203,000	191,977
Telekom Malaysia Bhd	54,200	63,745

		968,116

Mexico — 2.6%
Alsea SAB de CV(a)	170,509	326,939
America Movil SAB de CV, Series L	151,279	143,163
Coca-Cola Femsa SAB de CV	14,842	93,496
Coca-Cola Femsa SAB de CV, ADR	4,161	261,269
Fomento Economico Mexicano SAB de CV	26,177	187,915
Fomento Economico Mexicano SAB de CV, ADR	1,286	92,103
Grupo Aeroportuario del Pacifico SAB de CV, Class B	4,096	63,446
Grupo Bimbo SAB de CV, Series A	66,512	257,514
Grupo Financiero Banorte SAB de CV, Class O	7,833	63,671
Grupo Mexico SAB de CV, Series B	6,490	23,529
Wal-Mart de Mexico SAB de CV	78,448	303,014

		1,816,059

Peru — 0.5%
Southern Copper Corp.	7,401	347,625

Philippines — 0.5%
International Container Terminal Services, Inc.	29,050	87,082
Manila Electric Co.	5,100	26,591
SM Investments Corp.	11,430	162,905
Universal Robina Corp.	41,190	87,141

		363,719

Qatar — 0.0%
Qatar National Bank QPSC	20	108

Russia(d) — 0.0%
Alrosa PJSC(a)	1,407,496	227
Lukoil PJSC	23,527	4
Novatek PJSC	29,650	4

		235

Saudi Arabia — 5.0%
Abdullah Al Othaim Markets Co.	5,137	155,187
ACWA Power Co.	3,010	139,334
Al Hammadi Holding	19,584	234,249
Al Rajhi Bank(a)	46,025	1,043,657
Alinma Bank	12,348	123,183
Dr Sulaiman Al Habib Medical Services Group Co.	561	33,841
Rabigh Refining & Petrochemical Co.(a)	10,289	37,301
Saudi Arabian Mining Co.(a)	22,394	498,451
Saudi Arabian Oil Co.(b)	17,838	165,546
Saudi Basic Industries Corp.	31,986	751,048

10	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Advantage Emerging Markets Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Saudi Arabia (continued)
Saudi Electricity Co.	4,842	$34,768
Saudi National Bank	21,507	339,923

		3,556,488

South Africa — 6.0%
Anglo American Platinum Ltd.	7,356	585,729
AngloGold Ashanti Ltd.	5,931	77,457
Aspen Pharmacare Holdings Ltd.	11,864	97,592
AVI Ltd.	65,462	262,208
Capitec Bank Holdings Ltd.	4,374	452,914
FirstRand Ltd.	179,161	626,343
Gold Fields Ltd.	27,096	217,061
Gold Fields Ltd., ADR	15,705	123,756
Impala Platinum Holdings Ltd.	9,405	96,295
Life Healthcare Group Holdings Ltd.	246,827	265,387
MTN Group Ltd.	39,826	281,468
Sasol Ltd.	7,654	128,664
Shoprite Holdings Ltd.	4,197	53,422
Sibanye Stillwater Ltd.	89,888	210,538
Standard Bank Group Ltd.	36,639	342,034
Truworths International Ltd.	124,867	355,354
Woolworths Holdings Ltd.	28,310	97,080

		4,273,302

South Korea — 9.0%
CJ Logistics Corp.(a)	1,077	66,327
Daewoo Engineering & Construction Co. Ltd.(a)	38,875	114,484
Eugene Technology Co. Ltd.	2,827	42,650
Green Cross Corp.	346	30,904
GS Retail Co. Ltd.	3,379	60,168
Hite Jinro Co. Ltd.	5,325	95,747
Hugel, Inc.(a)	3,334	261,176
Hyundai Construction Equipment Co. Ltd.	2,942	88,596
Hyundai Department Store Co. Ltd.	2,192	83,138
Hyundai Glovis Co. Ltd.	780	95,072
Hyundai Mobis Co. Ltd.	4,301	659,685
Hyundai Motor Co.	690	79,515
Hyundai Wia Corp.	1,880	80,425
KB Financial Group, Inc.	5,402	181,772
KCC Corp.	770	131,508
Kia Corp.	5,641	262,142
Korea Gas Corp.	14,693	358,569
Korean Air Lines Co. Ltd.(a)	15,242	246,829
LG Chem Ltd.	118	51,783
POSCO Holdings, Inc.	3,437	599,037
Samsung Electronics Co. Ltd.	56,061	2,333,249
Shinhan Financial Group Co. Ltd.	8,520	216,549
Shinsegae, Inc.	1,546	230,191

		6,369,516

Taiwan — 14.5%
ASE Technology Holding Co. Ltd.	219,000	540,744
Bizlink Holding, Inc.	5,000	38,129
Cathay Financial Holding Co. Ltd.	42,000	49,153
Chailease Holding Co. Ltd.	30,000	138,381
Chicony Electronics Co. Ltd.	92,000	228,245
Chroma ATE, Inc.	48,000	262,062
Delta Electronics, Inc.	64,000	509,236
Evergreen Marine Corp. Taiwan Ltd.	5,000	21,272
FLEXium Interconnect, Inc.	85,000	240,799

Security	Shares	Value

Taiwan (continued)
Formosa Sumco Technology Corp.	9,000	$40,461
Hiwin Technologies Corp.	68,969	354,341
Hon Hai Precision Industry Co. Ltd.	304,000	965,527
Kinsus Interconnect Technology Corp.	25,000	80,557
Largan Precision Co. Ltd.	2,000	114,424
Makalot Industrial Co. Ltd.	74,000	458,231
MediaTek, Inc.	35,000	637,987
President Chain Store Corp.	8,000	66,520
Primax Electronics Ltd.	221,000	370,233
Realtek Semiconductor Corp.	19,000	149,782
Simplo Technology Co. Ltd.	18,000	143,024
Taiwan Semiconductor Manufacturing Co. Ltd.	306,000	3,678,794
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	7,273	447,653
Uni-President Enterprises Corp.	16,000	32,492
United Microelectronics Corp.	198,000	238,087
Wistron NeWeb Corp.	189,000	490,039

		10,296,173

Thailand — 2.9%
Bangchak Corp. PCL, NVDR	676,100	543,347
Bangkok Dusit Medical Services PCL, NVDR	511,100	396,690
Bumrungrad Hospital PCL, NVDR	38,400	228,903
Esso Thailand PCL, NVDR	202,700	77,396
Home Product Center PCL, NVDR	313,100	120,318
Minor International PCL, NVDR(a)	44,500	33,056
PTT Exploration & Production PCL, NVDR	132,700	634,473
PTT PCL, NVDR	20,700	19,590

		2,053,773

Turkey — 0.4%
Anadolu Efes Biracilik Ve Malt Sanayii A/S	15,693	40,380
Migros Ticaret A/S(a)	41,668	270,859
		311,239

United Arab Emirates — 1.1%
Abu Dhabi Commercial Bank PJSC	41,574	107,018
Abu Dhabi Islamic Bank PJSC	21,409	55,394
Aldar Properties PJSC	170,706	200,797
Dubai Islamic Bank PJSC	40,928	64,841
Emirates NBD Bank PJSC	36,398	131,431
Emirates Telecommunications Group Co. PJSC	575	4,041
First Abu Dhabi Bank PJSC	39,223	191,281

		754,803

Total Common Stocks — 94.5% (Cost: $77,745,604)		67,081,862

Preferred Securities

Preferred Stocks — 2.8%

Brazil — 2.8%
Azul SA, Preference Shares(a)	34,941	109,108
Banco Bradesco SA, Preference Shares	84,073	323,239
Centrais Eletricas Brasileiras SA, Preference B Shares	15,645	161,493
Cia Energetica de Minas Gerais, Preference Shares	19,798	43,578
Gerdau SA, Preference Shares	23,853	118,907

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Advantage Emerging Markets Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Brazil (continued)
Itau Unibanco Holding SA, Preference Shares	60,540	$356,290
Petroleo Brasileiro SA, Preference Shares	145,095	837,340

		1,949,955

Total Preferred Securities — 2.8% (Cost: $1,860,433)		1,949,955

Rights

Brazil — 0.0%
Fleury SA, (Expires 12/09/22, Strike Price BRL 17.27)	12,706	3,198

Total Rights — 0.0% (Cost: $ — )		3,198

Total Long-Term Investments — 97.3% (Cost: $79,606,037)		69,035,015

Short-Term Securities

Money Market Funds — 4.4%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.92%(e)(f)	2,872,279	2,872,279
SL Liquidity Series, LLC, Money Market Series, 3.37%(e)(f)(g)	230,794	230,633

Total Short-Term Securities — 4.4% (Cost: $3,102,929)		3,102,912

Total Investments — 101.7% (Cost: $82,708,966)		72,137,927

Liabilities in Excess of Other Assets — (1.7)%		(1,184,216)

Net Assets — 100.0%		$70,953,711

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/22	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, T-Fund, Institutional Class	$7,133,591	$—	$(4,261,312	)(a)	$—	$—	$2,872,279	2,872,279	$48,472		$—
SL Liquidity Series, LLC, Money Market Series	254,881	—	(24,064	)(a)	(166)	(18)	230,633	230,794	4,015	(b)	—

					$(166)	$(18)	$3,102,912		$52,487		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI Emerging Markets Index	84	12/16/22	$3,585	$(238,091)

12	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Advantage Emerging Markets Fund

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$238,091	$—	$—	$—	$238,091

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended October 31, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$(1,833,718)	$—	$—	$—	$(1,833,718)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$144,946	$—	$—	$—	$144,946

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$5,437,085

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Brazil	$3,257,267	$—	$—	$3,257,267
China	1,321,707	17,633,991	31,951	18,987,649
Greece	—	423,094	—	423,094
Hong Kong	—	371,894	—	371,894
India	773,826	9,166,586	—	9,940,412
Indonesia	—	2,736,386	—	2,736,386
Kuwait	—	254,004	—	254,004
Malaysia	—	968,116	—	968,116
Mexico	1,816,059	—	—	1,816,059
Peru	347,625	—	—	347,625
Philippines	—	363,719	—	363,719
Qatar	—	108	—	108
Russia	—	—	235	235
Saudi Arabia	—	3,556,488	—	3,556,488
South Africa	389,143	3,884,159	—	4,273,302
South Korea	—	6,369,516	—	6,369,516
Taiwan	447,653	9,848,520	—	10,296,173
Thailand	—	2,053,773	—	2,053,773

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Advantage Emerging Markets Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Turkey	$270,859	$40,380	$—	$311,239
United Arab Emirates	—	754,803	—	754,803
Preferred Securities
Preferred Stocks	1,949,955	—	—	1,949,955
Rights	3,198	—	—	3,198
Short-Term Securities
Money Market Funds	2,872,279	—	—	2,872,279

	$13,449,571	$58,425,537	$32,186	71,907,294

Investments Valued at NAV(a)				230,633

				$72,137,927

Derivative Financial Instruments(b)
Liabilities
Equity Contracts	$(238,091)	$—	$—	$(238,091)

(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

14	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) October 31, 2022	BlackRock Global Equity Market Neutral Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Canada — 0.1%
Bausch & Lomb Corp.(a)	39,934	$569,459

Netherlands — 0.0%
Climate Transition Capital Acquisition I BV(a)	40,590	395,114

United States — 0.0%
Palantir Technologies, Inc., Class A(a)	4	35

Total Common Stocks — 0.1% (Cost: $1,200,192)		964,608

Preferred Securities

Preferred Stocks — 0.6%(b)

United States — 0.6%
AliphCom, Inc.
Series 6, (Acquired 12/15/15, Cost: $—)(c)	8,264	—
Series 8,	823,530	8
Illumio, Inc., Series C, (Acquired 03/10/15, Cost: $1,500,001)(c)	466,730	3,682,500

		3,682,508

Total Preferred Securities — 0.6% (Cost: $3,250,010)		3,682,508

	Par (000)

U.S. Treasury Obligations
U.S. Cash Management Bills(d)
3.68%, 01/31/23(e)	$2,510	2,484,659
3.79%, 02/07/23	15,000	14,833,053
U.S. Treasury Cash Management Bills, 3.68%, 01/31/23(d)(e)	13,000	12,868,753
U.S. Treasury Floating Rate Notes, 3.95%, 10/31/24	6,000	5,998,931

Total U.S. Treasury Obligations — 5.4% (Cost: $36,218,798)		36,185,396

Security	Shares	Value

Warrants

Netherlands — 0.0%
Climate Transition Capital Acquisition I BV, (Issued 06/29/21, Exercisable 06/29/22, 1 Share for 1 Warrant, Expires 06/29/26, Strike Price EUR 11.50)(a)	13,530	$1,070

Total Warrants — 0.0% (Cost: $ — )		1,070

Total Long-Term Investments — 6.1% (Cost: $40,669,000)		40,833,582

Short-Term Securities

Money Market Funds — 2.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.92%(f)(g)	14,605,760	14,605,760

	Par (000)

U.S. Treasury Obligations — 94.7%
U.S. Treasury Bills(d)(e)
2.23%, 11/01/22	$30,000	30,000,000
2.74%, 11/01/22	5,000	5,000,000
1.40%, 11/03/22	1,990	1,989,763
2.63%, 11/03/22	20,000	19,997,621
2.28%, 11/08/22	10,000	9,994,811
2.58%, 11/08/22	15,000	14,992,216
2.68%, 11/08/22	20,000	19,989,622
3.00%, 11/22/22	5,000	4,990,356
3.03%, 11/22/22	5,000	4,990,356
3.06%, 11/22/22	20,000	19,961,422
3.62%, 11/29/22(h)	95,000	94,736,586
2.75%, 12/06/22 - 01/12/23	23,265	23,148,706
3.28%, 12/06/22 - 01/10/23	47,000	46,729,219
2.82%, 12/13/22	600	597,538
2.83%, 12/13/22	4,000	3,983,585
2.84%, 12/13/22	24,430	24,329,745
3.56%, 12/13/22	60,000	59,753,775
3.74%, 12/20/22	30,240	30,087,509
3.76%, 12/20/22	17,000	16,914,274
3.04%, 12/27/22(h)	30,000	29,821,617
3.90%, 12/27/22(h)	40,000	39,762,156
2.57%, 01/05/23	11,000	10,924,726
3.59%, 01/12/23	14,760	14,643,957
0.64%, 01/26/23	2,475	2,451,424
4.10%, 01/26/23	13,500	13,371,403
4.17%, 02/02/23(h)	15,000	14,845,679
1.17%, 02/23/23	2,165	2,136,914
2.18%, 05/18/23	2,080	2,032,367
U.S. Treasury Cash Management Bills(d)(e)
3.18%, 01/03/23	14,985	14,885,087

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Global Equity Market Neutral Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Treasury Obligations (continued)
U.S. Treasury Cash Management Bills(d)(e) (continued) 3.73%, 01/03/23	$5,000	$4,966,662
U.S. Treasury Floating Rate Notes(i)
(3 mo.Treasury money market yield + 0.05%), 4.09%, 01/31/23	14,633	14,643,837
(3 mo.Treasury money market yield + 0.03%), 4.07%, 07/31/23	10,000	10,008,126
(3 mo.Treasury money market yield + 0.04%), 4.08%, 10/31/23	3,130	3,132,646
(3 mo.Treasury money market yield - 0.02%), 4.03%, 01/31/24	3,395	3,394,406
(3 mo.Treasury money market yield - 0.08%), 3.97%, 04/30/24	4,885	4,877,549
U.S. Treasury Notes
1.63%, 12/15/22	2,000	1,995,163
1.38%, 02/15/23	4,515	4,478,670
0.13%, 02/28/23 - 04/30/23	14,245	14,035,066

		638,594,559

Total Short-Term Securities — 96.9% (Cost: $653,617,027)		653,200,319

Options Purchased — 0.2% (Cost: $1,589,137)		1,193,270

Total Investments Before Options Written — 103.2% (Cost: $695,875,164)		695,227,171

Options Written — (0.1)% (Premiums Received: $(629,259))		(344,280)

Total Investments, Net of Options Written — 103.1% (Cost: $695,245,905)		694,882,891

Liabilities in Excess of Other Assets — (3.1)%		(20,848,308)

Net Assets — 100.0%		$674,034,583

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $3,682,500, representing 0.6% of its net assets as of period end, and an original cost of $1,500,001.

(d)	Rates are discount rates or a range of discount rates as of period end.
(e)	Zero-coupon bond.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end. (h) When-issued security.
(i)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/22	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, T-Fund, Institutional Class	$36,355,831	$—	$(21,750,071	)(a)	$—	$—	$14,605,760	14,605,760	$248,620	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
E-Mini Dow Jones Industrial Average Index	215	12/16/22	$35,233	$296,021

Short Contracts
NASDAQ 100 E-Mini Index	143	12/16/22	32,739	3,929,552

				$4,225,573

16	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Global Equity Market Neutral Fund

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price	Notional Amount (000)	Value

Call
S&P 500 Index	77,439,600	11/18/22	USD 3,950.00	USD 77,440	$1,121,000

Put
S&P 500 Index	56,530,908	11/18/22	USD 3,450.00	USD 56,531	72,270

					$1,193,270

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price	Notional Amount (000)	Value

Call
S&P 500 Index	200	11/18/22	USD 4,100.00	USD 77,440	$(318,000)

Put
S&P 500 Index	146	11/18/22	USD 3,250.00	USD 56,531	(26,280)

					$(344,280)

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage

Equity Securities Long/Short	At Termination	Bank of America N.A.(b)	01/17/23 – 06/15/23	$(5,251,301)	$3,799,421	(c)	$567,946	49.0%
	At Termination	Bank of America N.A.(d)	02/15/23 – 11/15/23	(6,587,804)	1,117,896	(e)	(1,142,933)	64.2
	At Termination	BNP Paribas SA(f)	12/12/22 – 12/19/22	(10,327,295)	11,515,639	(g)	(321,745)	128.3
	At Termination	Goldman Sachs & Co.(h)	02/27/23 – 02/28/23	(5,965,591)	8,615,700	(i)	830,033	68.7
	At Termination	Goldman Sachs & Co.(j)	02/27/23 – 02/28/23	(14,597,633)	15,541,014	(k)	(1,424,596)	137.6
	At Termination	UBS AG(l)	07/05/23	(8,374,159)	767,400	(m)	(1,416,985)	79.0

					$41,357,070		$(2,908,280)

(a)

The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $(2,019,826) of net dividends and financing fees.
(e)	Amount includes $(4,326,975) of net dividends and financing fees.
(g)	Amount includes $1,510,089 of net dividends and financing fees.
(i)	Amount includes $1,820,076 of net dividends and financing fees.
(k)	Amount includes $2,367,977 of net dividends and financing fees.
(m)	Amount includes $(6,189,774) of net dividends and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Global Equity Market Neutral Fund

OTC Total Return Swaps (continued)

	(b)	(d)	(f)
Range:	0-975 basis points	0-550 basis points	0-500 basis points
Benchmarks:	AUD - 1D Overnight Reserve Bank of Australia Rate (AONIA)	AUD - 1D Overnight Reserve Bank of Australia Rate (AONIA)	AUD - 1D Overnight Reserve Bank of Australia Rate (AONIA)
	Bank of Canada Overnight Rate Target (CABROVER)	Bank of Canada Overnight Rate Target (CABROVER)	Bank of Canada Overnight Rate Target (CABROVER)
	CHF - Swiss Average Rate O/N (SSARON)	CHF - Swiss Average Rate O/N (SSARON)	CHF - Swiss Average Rate O/N (SSARON)
	DKK - 1W Copenhagen Interbank Swap Rate (CIBOR)	DKK - 1W Copenhagen Interbank Swap Rate (CIBOR)	DKK - Annualized Overnight Deposit MID Rate EUR - 1D Euro Short Term Rate (ESTR)
	EUR - 1D Euro Short Term Rate (ESTR) GBP - 1D Sterling Overnight Index Average (SONIA)	EUR - 1D Euro Short Term Rate (ESTR) GBP - 1D Sterling Overnight Index Average (SONIA)	GBP - 1D Sterling Overnight Index Average (SONIA) HKD - Overnight Index Average (HONIA)
	HKD - Overnight Index Average (HONIA) ILS - 1M Tel Aviv Interbank Offer Rate (TELBOR) JPY - Provisional 1D Overnight Tokyo Average Rate (TONA)	HKD - Overnight Index Average (HONIA) ILS - 1M Tel Aviv Interbank Offer Rate (TELBOR) JPY - Provisional 1D Overnight Tokyo Average Rate (TONA)	ILS - 1M Tel Aviv Interbank Offer Rate (TELBOR) JPY - 1D Overnight Tokyo Average Rate (TONA) NOK - Norwegian Overnight Weighted Average (NOWA)
	NOK - 1W Norway Interbank Offer Rate (NIBOR) NZD - 1M New Zealand Bank Bill Rate (BBR)	NOK - 1W Norway Interbank Offer Rate (NIBOR) NZD - 1M New Zealand Bank Bill Rate (BBR)	NZD - 1D New Zealand Official Overnight Deposit Rate (NZOCO)
	SEK - 1W Stockholm Interbank Offer Rate (STIBOR) SGD - Overnight Rate Average (SORA)	SEK - 1W Stockholm Interbank Offer Rate (STIBOR) SGD - Overnight Rate Average (SORA)	SEK - 1W Stockholm Interbank Offer Rate (STIBOR) SGD - Overnight Rate Average (SORA)
	USD - 1D Overnight Bank Funding Rate (OBFR01)	USD - 1D Overnight Bank Funding Rate (OBFR01)	USD - 1D Overnight Bank Funding Rate (OBFR01)

(h)	(j)	(l)
0-1,350 basis points	15-150 basis points	20-180 basis points
AUD - 1D Overnight Reserve Bank of Australia Rate (AONIA)	AUD - 1D Overnight Reserve Bank of Australia Rate (AONIA)	AUD - 1D Overnight Reserve Bank of Australia Rate (AONIA)
CAD - 1D Overnight Bank of Canada Repo Rate (CORRA)	CAD - 1D Overnight Bank of Canada Repo Rate (CORRA)	CAD - 1D Overnight Bank of Canada Repo Rate (CORRA)
CHF - Swiss Average Rate O/N (SSARON)	CHF - Swiss Average Rate O/N (SSARON)	CHF - Swiss Average Rate O/N (SSARON)
DKK - Danish Tom/Next Reference Rate (DETNT/N)	DKK - Danish Tom/Next Reference Rate (DETNT/N)	DKK - 1W Copenhagen Interbank Swap Rate (CIBOR)
EUR - 1D Euro Short Term Rate (ESTR)	EUR - 1D Euro Short Term Rate (ESTR)	EUR - 1D Euro Short Term Rate (ESTR)
GBP - 1D Sterling Overnight Index Average (SONIA)	GBP - 1D Sterling Overnight Index Average (SONIA)	GBP - 1D Sterling Overnight Index Average (SONIA)
HKD - Overnight Index Average (HONIA)	HKD - Overnight Index Average (HONIA)	HKD - Overnight Index Average (HONIA)
ILS - 1D Overnight Tel Aviv Interbank Offer Rate (TELBOR)	ILS - 1D Overnight Tel Aviv Interbank Offer Rate (TELBOR)	ILS - 1D Overnight Tel Aviv Interbank Offer Rate (TELBOR)
JPY - Provisional 1D Overnight Tokyo Average Rate (TONA)	JPY - Provisional 1D Overnight Tokyo Average Rate (TONA)	JPY - Provisional 1D Overnight Tokyo Average Rate (TONA)
NOK - Norwegian Overnight Weighted Average (NOWA)	NOK - Norwegian Overnight Weighted Average (NOWA)	NOK - Norwegian Overnight Weighted Average (NOWA)
NZD - 1D New Zealand Official Overnight Deposit Rate (NZOCO)	NZD - 1D New Zealand Official Overnight Deposit Rate (NZOCO)	NZD - 1M New Zealand Bank Bill Rate (BBR) SEK - TN Stockholm Interbank Offer Rate (STIBOR)
SEK - 1D Overnight Stockholm Interbank Offer Rate (STIBOR)	SEK - 1D Overnight Stockholm Interbank Offer Rate (STIBOR)	SGD - Overnight Rate Average (SORA)
SGD - Overnight Rate Average (SORA)	SGD - Overnight Rate Average (SORA)	USD - 1D Overnight Bank Funding Rate (OBFR01)
USD - 1D Overnight Fed Funds Effective Rate (FEDL01)	USD - 1D Overnight Fed Funds Effective Rate (FEDL01)

18	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Global Equity Market Neutral Fund

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Bank of America N.A. as of period end, termination dates January 17, 2023 and June 15, 2023:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Australia
Abacus Property Group	59,457	$106,589	18.8%
ARB Corp. Ltd.	1,577	29,280	5.2
Arena REIT	5,865	14,771	2.6
Australian Ethical Investment Ltd.	56,549	167,251	29.5
Charter Hall Education Trust	86,804	192,763	33.9
Charter Hall Retail REIT	70,833	182,392	32.1
Clinuvel Pharmaceuticals Ltd.	518	6,468	1.1
Coronado Global Resources, Inc.	67,626	80,687	14.2
Credit Corp. Group Ltd.	8,120	96,524	17.0
De Grey Mining Ltd.	11,471	7,760	1.4
Dexus Industria REIT	35,266	59,762	10.5
Growthpoint Properties Australia Ltd.	53,378	113,632	20.0
GWA Group Ltd.	45,145	58,611	10.3
Imdex Ltd.	122,844	160,351	28.2
Johns Lyng Group Ltd.	22,022	91,565	16.1
Jumbo Interactive Ltd.	15,448	134,504	23.7
Kogan.com Ltd.	4,668	9,791	1.7
Lifestyle Communities Ltd.	8,291	93,073	16.4
Lovisa Holdings Ltd.	17,489	272,278	47.9
Monadelphous Group Ltd.	11,852	103,613	18.3
Nanosonics Ltd.	51,525	135,062	23.8
National Storage REIT	38,994	65,250	11.5
Netwealth Group Ltd.	10,773	83,662	14.7
Nick Scali Ltd.	11,342	73,045	12.9
Nine Entertainment Co. Holdings Ltd.	100,347	132,520	23.3
NRW Holdings Ltd.	4,551	7,427	1.3
Objective Corp. Ltd.	8,957	85,014	15.0
Pendal Group Ltd.	62,423	196,074	34.5
Perenti Global Ltd.	75,374	46,192	8.1
Pinnacle Investment Management Group Ltd.	46,841	243,443	42.9
PWR Holdings Ltd.	5,134	32,980	5.8
Ramelius Resources Ltd.	17,644	8,281	1.5
Technology One Ltd.	38,836	298,766	52.6
Viva Energy Group Ltd.	142,273	258,259	45.5
Waypoint REIT Ltd.	66,113	115,433	20.3
Webjet Ltd.	37,872	127,893	22.5

		3,890,966

Austria
AT&S Austria Technologie & Systemtechnik AG	2,988	92,284	16.2
EVN AG	4,262	70,904	12.5
IMMOFINANZ AG	1,015	11,967	2.1
Kontron AG	3,983	57,648	10.2
Oesterreichische Post AG	435	12,377	2.2
Palfinger AG	2,064	47,693	8.4
Porr AG	976	10,070	1.8
Schoeller-Bleckmann Oilfield Equipment AG	1,027	56,495	9.9
UNIQA Insurance Group AG	1,142	7,401	1.3
Vienna Insurance Group AG Wiener Versicherung Gruppe	1,041	23,283	4.1
Wienerberger AG	9,416	215,238	37.9

		605,360

Security	Shares	Value	% of Basket Value

Belgium
AGFA-Gevaert NV	18,591	$56,207	9.9%
Barco NV	3,829	82,669	14.6
Econocom Group SA	5,297	14,396	2.5
Euronav NV	10,280	179,219	31.5
Ion Beam Applications	814	11,359	2.0
Melexis NV	6,903	474,762	83.6

		818,612

Bermuda
Argo Group International Holdings Ltd.	10,428	259,344	45.6
Hafnia Ltd.	57,873	298,039	52.5
SiriusPoint Ltd.	20,771	133,350	23.5

		690,733

Canada
Aecon Group, Inc.	16,042	113,749	20.0
Altius Minerals Corp.	26,619	416,572	73.3
Boardwalk Real Estate Investment Trust	7,151	254,472	44.8
BSR Real Estate Investment Trust	6,458	91,058	16.0
Canaccord Genuity Group, Inc.	850	4,355	0.8
Canada Goose Holdings, Inc.	9,987	163,402	28.8
Canadian Western Bank	16,166	281,230	49.5
Cardinal Energy Ltd.	7,160	48,562	8.5
Centerra Gold, Inc.	9,652	44,847	7.9
Crew Energy, Inc.	1,892	8,360	1.5
CT Real Estate Investment Trust	17,086	194,394	34.2
Eldorado Gold Corp.	73,808	412,287	72.6
Enghouse Systems Ltd.	3,023	67,212	11.8
EQB, Inc.	8,977	318,134	56.0
Evertz Technologies Ltd.	7,733	67,093	11.8
Home Capital Group, Inc.	5,891	113,898	20.1
Hudbay Minerals, Inc.	65,143	247,212	43.5
IAMGOLD Corp.	7,477	10,977	1.9
Jamieson Wellness, Inc.	1,152	28,184	5.0
Kelt Exploration Ltd.	26,312	113,758	20.0
Killam Apartment Real Estate Investment Trust	439	5,088	0.9
Labrador Iron Ore Royalty Corp.	820	16,998	3.0
Laurentian Bank of Canada	6,081	135,694	23.9
Morguard North American Residential Real Estate Investment Trust	1,423	16,608	2.9
Novagold Resources, Inc.	69,242	319,692	56.3
Park Lawn Corp.	1,684	26,144	4.6
Pason Systems, Inc.	7,693	81,710	14.4
PrairieSky Royalty Ltd.	8,393	130,360	23.0
Precision Drilling Corp.	2,300	169,670	29.9
Richelieu Hardware Ltd.	6,763	181,541	32.0
Sandstorm Gold Ltd.	33,079	162,924	28.7
Secure Energy Services, Inc.	9,702	50,919	9.0
Silvercorp Metals, Inc.	104,153	253,817	44.7
Slate Grocery REIT	11,633	120,911	21.3
Sleep Country Canada Holdings, Inc.	9,253	152,275	26.8
Spin Master Corp.	226	6,984	1.2
SunOpta, Inc.	4,729	53,179	9.4
Surge Energy, Inc.	3,181	23,886	4.2
Topaz Energy Corp.	17,481	295,638	52.1
Torex Gold Resources, Inc.	1,201	8,181	1.4

		5,211,975

Denmark
ALK-Abello A/S	1,471	24,321	4.3
Chemometec A/S	70	6,598	1.2
D/S Norden A/S	4,575	236,779	41.7

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Denmark (continued)
Dfds A/S	2,569	$77,962	13.7%
FLSmidth & Co. A/S	844	19,508	3.4
Sydbank A/S	2,016	61,388	10.8

		426,556

Finland
Citycon OYJ	27,598	171,943	30.3
Konecranes OYJ	2,811	70,726	12.4
Musti Group OYJ	3,621	68,028	12.0
Rovio Entertainment OYJ	8,456	48,198	8.5
Talenom OYJ	344	3,060	0.5
YIT OYJ	68,761	172,430	30.4

		534,385

France
Atos SE	18,848	183,925	32.4
Cie des Alpes	2,759	34,007	6.0
Coface SA	7,482	83,291	14.7
Esker SA	526	69,016	12.1
Eutelsat Communications SA	29,169	292,803	51.6
Imerys SA	2,748	112,480	19.8
Kaufman & Broad SA	808	19,633	3.5
Metropole Television SA	3,948	40,832	7.2
Nexity SA	15,497	310,409	54.6
SES-imagotag SA	460	52,203	9.2
SMCP SA	18,009	113,203	19.9
Television Francaise 1	7,794	49,477	8.7
Vicat SA	9,939	227,834	40.1
Vilmorin & Cie SA	77	3,412	0.6
Wavestone	325	14,003	2.5

		1,606,528

Germany
Adesso SE	908	89,898	15.8
Atoss Software AG	783	95,333	16.8
Bilfinger SE	23,676	658,640	116.0
CANCOM SE	7,010	173,230	30.5
Datagroup SE	179	9,747	1.7
Deutsche Pfandbriefbank AG	62,924	468,666	82.5
Deutz AG	78,110	294,897	51.9
Eckert & Ziegler Strahlen- und Medizintechnik AG	3,446	136,233	24.0
ElringKlinger AG	11,713	83,839	14.8
flatexDEGIRO AG	5,571	48,691	8.6
GFT Technologies SE	2,669	87,015	15.3
Heidelberger Druckmaschinen AG	53,435	73,755	13.0
Hypoport AG	192	18,754	3.3
Norma Group SE	4,405	69,831	12.3
Pfeiffer Vacuum Technology AG	255	36,024	6.3
Software AG	676	14,789	2.6
Steico SE	1,047	46,026	8.1
TAG Immobilien AG	64,506	403,988	71.1
TBC Bank Group PLC	7,932	171,376	30.2
Vitesco Technologies Group AG	1,080	57,789	10.2

		3,038,521

Hong Kong
Cowell e Holdings, Inc.	5,000	6,118	1.1
EC Healthcare	60,000	30,950	5.4
Health & Happiness H&H International Holdings Ltd.	137,000	129,170	22.7

Security	Shares	Value	% of Basket Value

Hong Kong (continued)
Luk Fook Holdings International Ltd.	18,000	$39,103	6.9%
Nissin Foods Co. Ltd.	118,000	94,666	16.7
SA Sa International Holdings Ltd.	218,000	23,057	4.1

		323,064

Indonesia
Bumitama Agri Ltd.	66,900	28,074	4.9

Ireland
Cimpress PLC	1,742	40,554	7.1
Dalata Hotel Group PLC	15,076	48,366	8.5
Grafton Group PLC	48,887	387,051	68.2
Keywords Studios PLC	2,524	69,796	12.3
Origin Enterprises PLC	4,826	17,899	3.2
Uniphar PLC	5,918	20,469	3.6

		584,135

Israel
Cellcom Israel Ltd.	12,857	64,365	11.3
Delek Automotive Systems Ltd.	2,279	29,345	5.2
Fiverr International Ltd.	6,977	215,938	38.0
Hilan Ltd.	970	50,792	8.9
Isras Investment Co. Ltd.	222	41,800	7.4
Matrix IT Ltd.	5,490	118,433	20.9
Neto Malinda Trading Ltd.	1,498	50,438	8.9
Nova Ltd.	302	22,102	3.9
Partner Communications Co. Ltd.	1,969	14,843	2.6
Plus500 Ltd.	11,555	239,186	42.1
Radware Ltd.	50	1,151	0.2
Retailors Ltd.	283	5,443	1.0
Taboola.com Ltd.	16,559	29,144	5.1
YH Dimri Construction & Development Ltd.	508	30,886	5.4

		913,866

Italy
Biesse SpA	3,671	44,214	7.8
Brunello Cucinelli SpA	1,534	88,920	15.7
Datalogic SpA	10,266	78,119	13.8
El.En. SpA	1,217	14,886	2.6
Iren SpA	98,697	146,672	25.8
Maire Tecnimont SpA	54,316	168,532	29.7
MFE-MediaForEurope NV	105,878	52,880	9.3
OVS SpA	14,329	26,750	4.7
Pharmanutra SpA	719	48,184	8.5
Sanlorenzo SpA/Ameglia	1,494	47,924	8.4
Tinexta SpA	1,669	33,599	5.9
Webuild SpA	163,701	222,762	39.2
Wiit SpA	2,922	44,495	7.8

		1,017,937

Ivory Coast
Fabrinet	745	85,228	15.0

Japan
Adastria Co. Ltd.	5,600	76,049	13.4
Aeon Delight Co. Ltd.	21,800	435,734	76.7
Ai Holdings Corp.	20,200	299,010	52.6
Anicom Holdings, Inc.	19,000	75,913	13.4
Arata Corp.	4,100	113,204	19.9
Arcland Service Holdings Co. Ltd.	22,200	325,425	57.3
Arcs Co. Ltd.	3,500	46,652	8.2

20	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
Autobacs Seven Co. Ltd.	23,300	$221,621	39.0%
Avex, Inc.	7,100	79,588	14.0
Bell System24 Holdings, Inc.	29,600	274,958	48.4
BeNext-Yumeshin Group Co.	11,300	136,277	24.0
Bunka Shutter Co. Ltd.	24,800	178,316	31.4
Canon Electronics, Inc.	16,500	174,221	30.7
Chudenko Corp.	6,400	88,336	15.6
Comture Corp.	12,400	201,750	35.5
Create SD Holdings Co. Ltd.	11,600	247,117	43.5
Daihen Corp.	12,000	309,441	54.5
Daiken Corp.	12,700	170,044	29.9
Digital Arts, Inc.	3,300	138,679	24.4
Digital Garage, Inc.	6,900	165,218	29.1
Direct Marketing MiX, Inc.	9,600	108,477	19.1
Doshisha Co. Ltd.	15,800	160,600	28.3
Doutor Nichires Holdings Co. Ltd.	33,800	377,078	66.4
Earth Corp.	1,700	58,843	10.4
EDION Corp.	10,500	83,341	14.7
Eiken Chemical Co. Ltd.	12,100	149,453	26.3
Eizo Corp.	3,000	72,980	12.8
Elan Corp.	28,000	215,041	37.9
Elecom Co. Ltd.	900	8,337	1.5
en-japan, Inc.	900	15,634	2.8
FCC Co. Ltd.	10,200	99,174	17.5
Fuji Co. Ltd/Ehime	1,900	23,498	4.1
Fuji Corp.	16,600	219,189	38.6
Fujimi, Inc.	6,800	283,908	50.0
Fujimori Kogyo Co. Ltd.	600	12,533	2.2
Fukuoka REIT Corp.	60	70,037	12.3
FULLCAST Holdings Co. Ltd.	5,800	116,010	20.4
Funai Soken Holdings, Inc.	8,200	146,168	25.7
Fuso Chemical Co. Ltd.	5,800	131,009	23.1
Future Corp.	5,900	66,213	11.7
Global One Real Estate Investment Corp.	20	15,439	2.7
Gunma Bank Ltd.	70,200	191,468	33.7
Gunze Ltd.	600	15,412	2.7
H2O Retailing Corp.	21,900	184,298	32.4
Halows Co. Ltd.	3,700	74,319	13.1
Hazama Ando Corp.	8,200	47,524	8.4
Hiday Hidaka Corp.	1,200	15,055	2.6
Hitachi Zosen Corp.	1,900	10,954	1.9
Hoshino Resorts REIT, Inc.	25	118,664	20.9
IBJ Leasing Co. Ltd.	7,700	167,770	29.5
Ichigo Office REIT Investment	78	44,052	7.8
Ichigo, Inc.	31,100	69,992	12.3
Infocom Corp.	14,400	206,688	36.4
Infomart Corp.	101,900	329,649	58.0
Invincible Investment Corp.	331	103,905	18.3
JAC Recruitment Co. Ltd.	6,100	103,785	18.3
Jafco Co. Ltd.	20,200	309,934	54.6
Japan Excellent, Inc.	140	129,465	22.8
Japan Lifeline Co. Ltd.	46,700	314,913	55.4
Japan Petroleum Exploration Co. Ltd.	2,000	51,966	9.1
JCU Corp.	10,300	194,787	34.3
JINS Holdings, Inc.	5,200	156,373	27.5
Joyful Honda Co. Ltd.	5,000	60,946	10.7
Kanamoto Co. Ltd.	19,900	287,277	50.6
Kanematsu Corp.	6,200	61,345	10.8
KeePer Technical Laboratory Co. Ltd.	4,200	115,821	20.4
Keihanshin Building Co. Ltd.	3,300	29,307	5.2
Kissei Pharmaceutical Co. Ltd.	12,400	219,038	38.6
KOMEDA Holdings Co. Ltd.	5,500	91,857	16.2

Security	Shares	Value	% of Basket Value

Japan (continued)
Konoike Transport Co. Ltd.	24,700	$259,934	45.8%
Koshidaka Holdings Co. Ltd.	10,400	78,160	13.8
Kumagai Gumi Co. Ltd.	23,500	397,274	69.9
Kumiai Chemical Industry Co. Ltd.	16,100	105,811	18.6
Kyokuto Kaihatsu Kogyo Co. Ltd.	38,700	359,618	63.3
Life Corp.	6,500	96,882	17.1
Link And Motivation, Inc.	1,500	9,056	1.6
M&A Capital Partners Co. Ltd.	4,600	117,046	20.6
Maeda Kosen Co. Ltd.	8,900	180,770	31.8
Mandom Corp.	33,100	334,870	59.0
Maruzen Showa Unyu Co. Ltd.	2,200	44,898	7.9
Matsuda Sangyo Co. Ltd.	2,300	34,312	6.0
Megachips Corp.	1,900	32,523	5.7
Megmilk Snow Brand Co. Ltd.	7,800	84,944	15.0
Meidensha Corp.	10,100	134,373	23.7
Meitec Corp.	9,900	166,753	29.4
METAWATER Co. Ltd.	9,300	119,017	21.0
Milbon Co. Ltd.	8,600	354,610	62.4
MIRAIT ONE corp.	34,100	327,688	57.7
Mitsubishi Pencil Co. Ltd.	11,300	109,982	19.4
Mitsubishi Shokuhin Co. Ltd.	12,300	248,968	43.8
Mitsui-Soko Holdings Co. Ltd.	1,000	20,846	3.7
Mixi, Inc.	8,600	134,822	23.7
Mochida Pharmaceutical Co. Ltd.	1,500	34,541	6.1
Monogatari Corp.	5,500	251,979	44.4
Morita Holdings Corp.	10,900	93,479	16.5
MOS Food Services, Inc.	13,700	290,643	51.2
Nakanishi, Inc.	17,800	324,779	57.2
Nichiha Corp.	4,700	89,002	15.7
Nihon Parkerizing Co. Ltd.	4,800	31,203	5.5
Nikkiso Co. Ltd.	1,200	7,997	1.4
Nippon Ceramic Co. Ltd.	7,800	135,525	23.9
Nippon Gas Co. Ltd.	3,200	46,486	8.2
Nippon Paper Industries Co. Ltd.	54,400	316,698	55.8
NIPPON REIT Investment Corp.	63	155,524	27.4
Nippon Road Co. Ltd.	1,700	69,967	12.3
Nippon Soda Co. Ltd.	1,100	32,816	5.8
Nippon Suisan Kaisha Ltd.	1,800	6,412	1.1
Nishimatsu Construction Co. Ltd.	18,000	438,244	77.2
Nishimatsuya Chain Co. Ltd.	2,200	20,168	3.5
Nissan Shatai Co. Ltd.	36,700	211,310	37.2
Nissin Electric Co. Ltd.	3,600	33,416	5.9
Nohmi Bosai Ltd.	4,700	50,700	8.9
Nomura Co. Ltd.	25,500	186,262	32.8
Noritake Co. Ltd.	300	8,328	1.5
NSD Co. Ltd.	13,900	237,531	41.8
NTN Corp.	4,700	8,376	1.5
Obara Group, Inc.	4,900	113,627	20.0
Oiles Corp.	1,700	17,082	3.0
Okamura Corp.	10,700	98,496	17.3
Oki Electric Industry Co. Ltd.	94,000	465,995	82.0
Okinawa Cellular Telephone Co.	9,800	185,324	32.6
Okinawa Electric Power Co., Inc.	15,300	106,180	18.7
Okumura Corp.	4,600	86,985	15.3
Osaka Organic Chemical Industry Ltd.	10,100	134,954	23.8
Outsourcing, Inc.	12,100	94,260	16.6
Prestige International, Inc.	66,300	320,236	56.4
Relia, Inc.	20,400	136,896	24.1
Ricoh Leasing Co. Ltd.	8,000	195,338	34.4
Riso Kyoiku Co. Ltd.	23,600	48,824	8.6
Saizeriya Co. Ltd.	6,100	113,808	20.0
Sakai Moving Service Co. Ltd.	4,700	148,561	26.2

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
Sakata Seed Corp.	300	$9,888	1.7%
Sanken Electric Co. Ltd.	1,700	58,232	10.3
Sato Holdings Corp.	14,900	183,810	32.4
Seiren Co. Ltd.	5,800	90,846	16.0
Sekisui Jushi Corp.	3,200	36,641	6.4
Septeni Holdings Co. Ltd.	8,700	25,943	4.6
Seria Co. Ltd.	900	14,703	2.6
Shibaura Machine Co. Ltd.	400	7,765	1.4
Shinmaywa Industries Ltd.	3,400	23,187	4.1
Shizuoka Gas Co. Ltd.	7,000	51,275	9.0
Shoei Co. Ltd.	4,900	180,704	31.8
Sosei Group Corp.	1,200	16,377	2.9
S-Pool, Inc.	5,700	36,399	6.4
Starts Corp., Inc.	600	10,612	1.9
Strike Co. Ltd.	6,100	188,024	33.1
Sumitomo Mitsui Construction Co. Ltd.	126,200	370,737	65.3
Sumitomo Osaka Cement Co. Ltd.	1,100	23,420	4.1
Sumitomo Warehouse Co. Ltd.	10,000	135,727	23.9
Sun Frontier Fudousan Co. Ltd.	9,600	74,121	13.0
Systena Corp.	87,100	244,131	43.0
Tadano Ltd.	6,600	40,344	7.1
Taikisha Ltd.	4,700	110,891	19.5
Takamatsu Construction Group Co. Ltd.	14,700	191,690	33.7
Takara Standard Co. Ltd.	900	7,728	1.4
Takuma Co. Ltd.	21,900	181,819	32.0
Tamron Co. Ltd.	3,300	73,305	12.9
TechMatrix Corp.	4,200	47,702	8.4
Toa Corp.	1,300	21,254	3.7
Tocalo Co. Ltd.	2,900	23,170	4.1
Toho Titanium Co. Ltd.	4,700	70,828	12.5
Tokai Corp.	1,200	15,237	2.7
Tokai Rika Co. Ltd.	14,500	151,315	26.6
Token Corp.	4,400	231,944	40.8
Tokyotokeiba Co. Ltd.	5,800	161,479	28.4
Tokyu Construction Co. Ltd.	73,800	309,715	54.5
Tokyu REIT, Inc.	114	162,375	28.6
Topcon Corp.	8,500	92,976	16.4
Tosei Corp.	3,500	33,380	5.9
Tosho Co. Ltd.	5,800	44,416	7.8
Totetsu Kogyo Co. Ltd.	12,100	200,876	35.4
Towa Pharmaceutical Co. Ltd.	13,200	198,685	35.0
Toyo Construction Co. Ltd.	6,600	39,879	7.0
Toyo Ink SC Holdings Co. Ltd.	19,900	256,229	45.1
Toyobo Co. Ltd.	23,900	166,947	29.4
Tri Chemical Laboratories, Inc.	12,500	186,928	32.9
Trusco Nakayama Corp.	34,000	455,415	80.2
TV Asahi Holdings Corp.	7,000	65,568	11.5
United Arrows Ltd.	9,100	123,649	21.8
UT Group Co. Ltd.	15,300	249,408	43.9
Valor Holdings Co. Ltd.	45,600	527,292	92.8
ValueCommerce Co. Ltd.	17,400	253,828	44.7
Vector, Inc.	6,300	46,818	8.2
Vision, Inc.	7,100	60,022	10.6
VT Holdings Co. Ltd.	4,900	15,875	2.8
Wacoal Holdings Corp.	1,200	19,323	3.4
Wacom Co. Ltd.	18,300	79,409	14.0
Wakita & Co. Ltd.	20,200	159,467	28.1
Weathernews, Inc.	1,500	78,125	13.8
Workman Co. Ltd.	15,700	535,599	94.3
Yamazen Corp.	3,100	19,273	3.4
Yellow Hat Ltd.	26,100	312,923	55.1

Security	Shares	Value	% of Basket Value

Japan (continued)
Yokogawa Bridge Holdings Corp.	8,000	$106,317	18.7%
Yuasa Trading Co. Ltd.	1,700	42,314	7.4
Yurtec Corp.	7,000	33,505	5.9
Zenrin Co. Ltd.	13,600	80,050	14.1
Zuken, Inc.	5,400	121,722	21.4

		27,187,744

Jersey
Centamin PLC	129,273	131,418	23.1

Luxembourg
Perimeter Solutions SA	6,604	52,766	9.3
SES SA	91,690	650,352	114.5

		703,118

Malta
Kambi Group PLC	2,970	46,961	8.3

Netherlands
AMG Advanced Metallurgical Group NV	376	11,747	2.1
Basic-Fit NV	3,543	89,234	15.7
Koninklijke BAM Groep NV	7,374	16,093	2.8
Shop Apotheke Europe NV	2,157	89,320	15.7
TomTom NV	24,839	194,168	34.2
uniQure NV	5,969	111,143	19.6
Wereldhave NV	13,199	161,644	28.5

		673,349

New Zealand
a2 Milk Co. Ltd.	38,739	130,506	23.0
Summerset Group Holdings Ltd.	19,685	110,755	19.5

		241,261

Norway
Borregaard ASA	12,083	162,460	28.6
DNO ASA	69,493	90,392	15.9
Elkem ASA	38,553	128,083	22.6
Frontline Ltd.	11,516	143,918	25.4
Scatec ASA	17,183	121,718	21.4
Selvaag Bolig ASA	13,392	43,347	7.6
SpareBank 1 SMN	2,321	25,053	4.4

		714,971

Portugal
Altri SGPS SA	37,387	208,045	36.6
Greenvolt-Energias Renovaveis SA	3,627	27,860	4.9
Navigator Co. SA	15,566	59,304	10.4
REN - Redes Energeticas Nacionais SGPS SA	216,900	561,385	98.9

		856,594

Singapore
AIMS APAC REIT	99,100	86,083	15.2
Ascendas India Trust	318,000	251,662	44.3
BW LPG Ltd.	4,406	35,648	6.3
Far East Hospitality Trust	372,600	151,259	26.6
First Resources Ltd.	109,400	114,939	20.2
Frasers Centrepoint Trust	117,200	172,238	30.3
Hour Glass Ltd.	6,900	9,513	1.7
IGG, Inc.	91,000	23,658	4.2
Kulicke & Soffa Industries, Inc.	1,946	81,615	14.4
Lendlease Global Commercial REIT	35,800	17,720	3.1
Sasseur Real Estate Investment Trust	211,900	106,321	18.7
Sheng Siong Group Ltd.	62,800	69,264	12.2

		1,119,920

22	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

South Africa
Investec PLC	876	$4,390	0.8%

South Sandwich Islands
Balanced Commercial Property Trust Ltd.	481,412	460,990	81.2
UK Commercial Property REIT Ltd.	739,414	517,763	91.1

		978,753

Spain
Almirall SA	8,982	83,690	14.7
Cia de Distribucion Integral Logista Holdings SA	31,970	661,187	116.4
Ence Energia y Celulosa SA	115,680	396,188	69.8
Indra Sistemas SA	13,857	123,932	21.8
Melia Hotels International SA	31,318	145,606	25.7
Sacyr SA	8,044	19,733	3.5
Unicaja Banco SA	265,353	235,232	41.4

		1,665,568

Sweden
AddTech AB, B Shares	28,114	339,711	59.8
AFRY AB	15,110	202,909	35.7
Bilia AB, A Shares	2,758	29,213	5.1
Biotage AB	18,451	302,844	53.3
Bufab AB	2,152	40,672	7.2
Bure Equity AB	694	13,393	2.4
Corem Property Group AB, B Shares	8,853	5,511	1.0
Elekta AB, B Shares	10,989	55,855	9.8
Fabege AB	6,361	46,181	8.1
Fortnox AB	12,520	53,207	9.4
HMS Networks AB	2,058	52,949	9.3
Intrum AB	8,042	101,186	17.8
MIPS AB	10,314	333,577	58.7
NCC AB, B Shares	4,406	36,713	6.5
Nolato AB, B Shares	6,735	28,407	5.0
Nyfosa AB	12,008	71,761	12.6
OX2 AB	18,880	130,263	22.9
Peab AB	1,502	7,793	1.4
Scandic Hotels Group AB	41,310	131,003	23.1
Sectra AB, B Shares	7,656	101,495	17.9
Troax Group AB	1,025	15,213	2.7

		2,099,856

Switzerland
Allreal Holding AG, Registered Shares, Registered Shares	341	48,847	8.6
Basilea Pharmaceutica AG, Registered Shares	5,322	244,806	43.1
Burckhardt Compression Holding AG	783	338,724	59.7
Burkhalter Holding AG	229	17,838	3.2
Ferrexpo PLC	3,398	3,985	0.7
Gurit Holding AG	1,400	129,352	22.8
Implenia AG, Registered Shares	1,131	42,459	7.5
Inficon Holding AG, Registered Shares	86	68,380	12.0
IWG PLC	419,017	633,363	111.5
Medartis Holding AG	784	60,924	10.7
Stadler Rail AG	4,292	126,295	22.2
Sulzer AG, Registered Shares	3,188	212,623	37.4
Swissquote Group Holding SA, Registered Shares	1,326	157,066	27.7
u-Blox Holding AG	384	39,316	6.9
Ypsomed Holding AG, Registered Shares	2,180	350,619	61.7

		2,474,597

Security	Shares	Value	% of Basket Value

Ukraine
Network International Holdings PLC	7,235	$26,966	4.7%

United Kingdom
AG Barr PLC	1,549	7,982	1.4
AJ Bell PLC	2,687	9,994	1.8
Alliance Pharma PLC	19,164	13,630	2.4
Ascential PLC	39,348	86,666	15.3
Babcock International Group PLC	35,256	111,362	19.6
Bank of Georgia Group PLC	3,766	91,776	16.2
Big Yellow Group PLC	6,440	82,867	14.6
Bodycote PLC	5,444	30,941	5.4
boohoo Group PLC	91,622	42,580	7.5
Bytes Technology Group PLC	74,150	305,446	53.8
Ceres Power Holdings PLC	27,251	102,550	18.1
Chemring Group PLC	40,394	140,031	24.6
Clarkson PLC	1,482	46,907	8.3
CLS Holdings PLC	71,820	117,866	20.7
ContourGlobal PLC	68,588	198,551	35.0
Craneware PLC	6,871	145,774	25.7
Dunelm Group PLC	11,451	113,854	20.0
EnQuest PLC	131,182	40,682	7.2
FD Technologies PLC	473	7,274	1.3
Fevertree Drinks PLC	9,285	101,501	17.9
Forterra PLC	10,922	27,368	4.8
Frontier Developments PLC	1,698	25,802	4.5
Gamma Communications PLC	4,637	56,771	10.0
Grainger PLC	15,650	40,741	7.2
Gulf Keystone Petroleum Ltd.	3,230	7,743	1.4
Hammerson PLC	4,264,051	934,809	164.6
Helical PLC	6,351	24,035	4.2
Hill & Smith Holdings PLC	4,982	56,316	9.9
Hunting PLC	42,791	131,270	23.1
Impax Asset Management Group PLC	7,032	53,942	9.5
Indivior PLC	25,314	479,483	84.4
IntegraFin Holdings PLC	40,433	116,849	20.6
JET2 PLC	8,107	79,064	13.9
Judges Scientific PLC	2,471	196,662	34.6
Jupiter Fund Management PLC	63,229	75,227	13.2
Kainos Group PLC	1,694	24,053	4.2
Lancashire Holdings Ltd.	71,615	406,425	71.6
Learning Technologies Group PLC	49,425	60,988	10.7
Luceco PLC	34,452	30,950	5.4
Luxfer Holdings PLC	2,719	39,344	6.9
Membership Collective Group, Inc., Class A	882	4,040	0.7
Moneysupermarket.com Group PLC	59,618	125,406	22.1
Morgan Advanced Materials PLC	47,300	133,439	23.5
Morgan Sindall Group PLC	305	5,382	0.9
National Express Group PLC	202,622	392,785	69.2
Next Fifteen Communications Group PLC	2,071	20,853	3.7
OSB Group PLC	69,228	329,911	58.1
Paragon Banking Group PLC	53,423	261,373	46.0
PZ Cussons PLC	53,506	122,685	21.6
Restaurant Group PLC	202,433	73,805	13.0
RWS Holdings PLC	33,111	116,411	20.5
Safestore Holdings PLC	13,197	136,726	24.1
Shaftesbury PLC	24,458	102,711	18.1
SIG PLC	199,367	71,334	12.6
Smart Metering Systems PLC	39,149	328,639	57.9
Softcat PLC	21,231	272,785	48.0
Spire Healthcare Group PLC	10,449	25,957	4.6

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United Kingdom (continued)
SThree PLC	30,136	$128,563	22.6%
Telecom Plus PLC	802	19,497	3.4
Trainline PLC	44,492	169,755	29.9
Tyman PLC	16,828	37,028	6.5
Vesuvius PLC	35,411	137,747	24.2
Watkin Jones PLC	12,038	12,922	2.3
Wickes Group PLC	49,507	71,990	12.7
YouGov PLC	14,637	149,821	26.4

		7,917,641

United States
1-800-Flowers.com, Inc., Class A	8,043	58,633	10.3
2U, Inc.	18,319	113,395	20.0
8x8, Inc.	111,239	470,541	82.9
A10 Networks, Inc.	17,432	292,858	51.6
ACADIA Pharmaceuticals, Inc.	6,292	100,861	17.8
Acadia Realty Trust	5,839	81,571	14.4
ACCO Brands Corp.	17,631	81,103	14.3
ACI Worldwide, Inc.	22,276	541,975	95.4
Advanced Energy Industries, Inc.	698	54,898	9.7
AdvanSix, Inc.	5,642	205,256	36.1
AerSale Corp.	2,566	54,399	9.6
Agios Pharmaceuticals, Inc.	9,939	273,720	48.2
Alarm.com Holdings, Inc.	1,163	68,431	12.1
Alector, Inc.	11,438	105,230	18.5
Alexander & Baldwin, Inc.	2,675	52,109	9.2
Alignment Healthcare, Inc.	2,536	33,577	5.9
Allegiant Travel Co.	7,473	560,849	98.8
Allegro MicroSystems, Inc.	4,828	122,679	21.6
Allison Transmission Holdings, Inc.	4,774	201,701	35.5
Allogene Therapeutics, Inc.	17,179	176,944	31.2
Allscripts Healthcare Solutions, Inc.	55,109	810,102	142.6
Alto Ingredients, Inc.	9,082	37,509	6.6
Altra Industrial Motion Corp.	2,335	140,427	24.7
Amalgamated Financial Corp.	4,372	100,512	17.7
American Assets Trust, Inc.	2,537	69,717	12.3
American Axle & Manufacturing Holdings, Inc.	21,919	212,395	37.4
American Vanguard Corp.	14,088	327,828	57.7
AMERISAFE, Inc.	1,242	72,545	12.8
Amneal Pharmaceuticals, Inc.	39,996	87,991	15.5
Amphastar Pharmaceuticals, Inc.	10,419	321,947	56.7
AnaptysBio, Inc.	1,798	51,872	9.1
Anika Therapeutics, Inc.	4,161	118,256	20.8
Anterix, Inc.	373	14,305	2.5
Apartment Investment & Management Co., Class A	1,328	10,544	1.9
Apogee Enterprises, Inc.	1,208	55,423	9.8
Apollo Medical Holdings, Inc.	1,346	47,729	8.4
ArcBest Corp.	788	62,591	11.0
Archrock, Inc.	1,163	8,734	1.5
Arcus Biosciences, Inc.	6,213	158,307	27.9
Arlo Technologies, Inc.	3,473	17,886	3.2
Armada Hoffler Properties, Inc.	7,414	86,670	15.3
Artisan Partners Asset Management, Inc., Class A	6,416	182,920	32.2
Artivion, Inc.	6,560	73,210	12.9
Arvinas, Inc.	5,011	249,097	43.9
Associated Banc-Corp.	4,811	117,148	20.6
Assured Guaranty Ltd.	7,765	459,610	80.9
Atlantic Union Bankshares Corp.	4,120	142,305	25.1
AtriCure, Inc.	2,403	101,214	17.8

Security	Shares	Value	% of Basket Value

United States (continued)
Avanos Medical, Inc.	18,116	$401,269	70.7%
Avient Corp.	15,479	533,871	94.0
Axcelis Technologies, Inc.	1,945	112,810	19.9
Axos Financial, Inc.	14,182	552,531	97.3
BancFirst Corp.	82	7,857	1.4
Bandwidth, Inc., Class A	19,456	230,943	40.7
Bar Harbor Bankshares	1,722	51,677	9.1
Berry Corp.	17,081	151,508	26.7
Big Lots, Inc.	884	16,681	2.9
BJ’s Restaurants, Inc.	918	30,156	5.3
Boise Cascade Co.	3,417	228,153	40.2
Bread Financial Holdings, Inc.	6,556	236,737	41.7
Bridgebio Pharma, Inc.	1,257	13,111	2.3
Brigham Minerals, Inc., Class A	4,133	128,123	22.6
Broadstone Net Lease, Inc.	1,247	21,374	3.8
Brookdale Senior Living, Inc.	38,174	170,638	30.0
Buckle, Inc.	6,905	271,574	47.8
Byline Bancorp, Inc.	1,967	45,477	8.0
C4 Therapeutics, Inc.	1,941	18,672	3.3
Cal-Maine Foods, Inc.	612	34,584	6.1
Camden National Corp.	2,340	101,837	17.9
Cannae Holdings, Inc.	12,020	278,383	49.0
Capital City Bank Group, Inc.	1,203	42,610	7.5
Cara Therapeutics, Inc.	7,146	67,172	11.8
Cardiovascular Systems, Inc.	20,920	302,085	53.2
CareDx, Inc.	7,913	157,548	27.7
CareTrust REIT, Inc.	11,813	220,667	38.9
Cargurus, Inc.	13,791	200,797	35.4
Carriage Services, Inc.	2,384	58,193	10.2
Casa Systems, Inc.	23,552	74,189	13.1
Catalyst Pharmaceuticals, Inc.	14,878	206,358	36.3
Cavco Industries, Inc.	1,448	328,218	57.8
CBL & Associates Properties, Inc.	1,565	44,962	7.9
CBTX, Inc.	2,445	80,294	14.1
Central Garden & Pet Co., Class A	7,044	275,702	48.5
Century Aluminum Co.	7,672	55,315	9.7
Cerence, Inc.	4,893	84,160	14.8
Certara, Inc.	2,691	32,911	5.8
Cerus Corp.	4,815	17,623	3.1
CEVA, Inc.	4,122	114,015	20.1
Chase Corp.	1,195	112,581	19.8
Chatham Lodging Trust	25,954	336,623	59.3
Cheesecake Factory, Inc.	10,639	380,983	67.1
Chefs’ Warehouse, Inc.	221	8,095	1.4
Chegg, Inc.	27,958	603,054	106.2
Chico’s FAS, Inc.	31,132	183,056	32.2
Chimera Investment Corp.	54,918	370,696	65.3
Chuy’s Holdings, Inc.	4,674	136,948	24.1
Cinemark Holdings, Inc.	17,174	182,216	32.1
Clean Energy Fuels Corp.	37,383	250,840	44.2
Clearwater Paper Corp.	5,149	229,028	40.3
Clearway Energy, Inc., Class A	635	20,530	3.6
CNO Financial Group, Inc.	15,031	331,584	58.4
Coca-Cola Consolidated, Inc.	634	308,764	54.4
Codexis, Inc.	43,381	243,801	42.9
Coeur Mining, Inc.	11,308	42,744	7.5
Cogent Communications Holdings, Inc.	2,892	151,859	26.7
Coherus Biosciences, Inc.	22,704	197,525	34.8
Community Health Systems, Inc.	10,671	30,626	5.4
CommVault Systems, Inc.	4,340	264,263	46.5
Compass Minerals International, Inc.	7,588	300,030	52.8

24	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
ConnectOne Bancorp, Inc.	10,494	$262,875	46.3%
Corcept Therapeutics, Inc.	5,396	154,326	27.2
CoreCivic, Inc.	15,625	163,594	28.8
CorVel Corp.	591	97,048	17.1
Cracker Barrel Old Country Store, Inc.	1,975	225,584	39.7
CrossFirst Bankshares, Inc.	6,869	95,548	16.8
Dana, Inc.	3,374	53,849	9.5
Deciphera Pharmaceuticals, Inc.	8,814	142,963	25.2
Delek U.S. Holdings, Inc.	10,940	324,480	57.1
Deluxe Corp.	9,857	181,172	31.9
Denali Therapeutics, Inc.	1,290	36,997	6.5
Dime Community Bancshares, Inc.	4,950	170,923	30.1
Diodes, Inc.	783	56,118	9.9
Diversified Healthcare Trust	42,121	57,285	10.1
Dorian LPG Ltd.	16,940	306,106	53.9
Duckhorn Portfolio, Inc.	23,880	349,126	61.5
Ducommun, Inc.	3,391	160,089	28.2
Dyne Therapeutics, Inc.	11,349	129,379	22.8
Eagle Bulk Shipping, Inc.	1,661	80,359	14.2
Eagle Pharmaceuticals, Inc.	1,450	45,631	8.0
EchoStar Corp., Class A	15,852	299,127	52.7
Ecovyst, Inc.	59,936	596,363	105.0
Editas Medicine, Inc.	21,733	272,749	48.0
elf Beauty, Inc.	5,716	247,274	43.5
Emergent BioSolutions, Inc.	5,681	118,506	20.9
Energy Recovery, Inc.	4,369	112,414	19.8
Ennis, Inc.	6,067	136,872	24.1
EnPro Industries, Inc.	700	74,550	13.1
EPR Properties	1,542	59,521	10.5
Essential Properties Realty Trust, Inc.	12,125	260,930	45.9
Ethan Allen Interiors, Inc.	13,653	349,380	61.5
Eventbrite, Inc., Class A	67,333	442,378	77.9
Everbridge, Inc.	1,341	42,014	7.4
Everi Holdings, Inc.	44,769	849,716	149.6
Evolent Health, Inc., Class A	4,278	136,083	24.0
EW Scripps Co., Class A	21,051	298,714	52.6
eXp World Holdings, Inc.	52,696	696,114	122.6
Expensify, Inc., Class A	397	5,197	0.9
Exponent, Inc.	1,199	114,217	20.1
Farmland Partners, Inc.	11,844	165,934	29.2
Fate Therapeutics, Inc.	6,471	135,373	23.8
FB Financial Corp.	5,850	245,466	43.2
Federal Agricultural Mortgage Corp.	638	73,498	12.9
FibroGen, Inc.	11,315	184,208	32.4
Financial Institutions, Inc.	2	48	0.0
First Advantage Corp.	8,039	112,948	19.9
First Bancshares, Inc.	16,617	544,041	95.8
First Busey Corp.	9,620	254,064	44.7
First Foundation, Inc.	14,440	230,462	40.6
First of Long Island Corp.	6,395	112,424	19.8
Flushing Financial Corp.	12,687	249,934	44.0
FormFactor, Inc.	1,854	37,469	6.6
Forrester Research, Inc.	1,428	60,433	10.6
Forward Air Corp.	3,857	408,341	71.9
Fox Factory Holding Corp.	6,770	594,744	104.7
Franklin Covey Co.	5,834	295,200	52.0
GATX Corp.	928	97,171	17.1
Genco Shipping & Trading Ltd.	7,377	98,852	17.4
Gibraltar Industries, Inc.	4,980	254,378	44.8
GMS, Inc.	2,455	115,876	20.4
Golden Entertainment, Inc.	9,505	401,301	70.7
GoodRx Holdings, Inc., Class A	4,073	21,872	3.9

Security	Shares	Value	% of Basket Value

United States (continued)
Goosehead Insurance, Inc., Class A	3,809	$158,112	27.8%
GoPro, Inc., Class A	110,889	604,345	106.4
Gossamer Bio, Inc.	3,041	33,755	5.9
Granite Construction, Inc.	1,545	52,113	9.2
Gray Television, Inc.	7,473	105,743	18.6
Group 1 Automotive, Inc.	1,688	292,024	51.4
Guess?, Inc.	21,152	359,161	63.2
Gulfport Energy Corp.	3,739	334,678	58.9
H&E Equipment Services, Inc.	13,187	497,941	87.7
Hackett Group, Inc.	15,219	332,383	58.5
Hain Celestial Group, Inc.	25,021	468,143	82.4
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	14,316	389,109	68.5
Harmony Biosciences Holdings, Inc.	6,596	342,992	60.4
Harsco Corp.	19,045	100,748	17.7
Haverty Furniture Cos., Inc.	12,333	327,811	57.7
Hawaiian Holdings, Inc.	14,090	203,319	35.8
Hawkins, Inc.	1,337	60,205	10.6
HealthStream, Inc.	1,154	28,504	5.0
Heartland Express, Inc.	4,055	60,338	10.6
Heartland Financial USA, Inc.	6,162	303,910	53.5
Hecla Mining Co.	8,433	38,539	6.8
Heidrick & Struggles International, Inc.	2,627	73,976	13.0
Helix Energy Solutions Group, Inc.	91,780	642,460	113.1
Herbalife Nutrition Ltd.	832	17,688	3.1
Heritage-Crystal Clean, Inc.	13,706	376,504	66.3
Heron Therapeutics, Inc.	25,993	100,073	17.6
Heska Corp.	1,317	94,508	16.6
Holley, Inc.	1,494	5,946	1.0
Horizon Bancorp, Inc.	20,909	311,753	54.9
Howard Hughes Corp.	1,196	73,375	12.9
Hub Group, Inc., Class A	3,969	307,994	54.2
Hudson Pacific Properties, Inc.	17,873	197,318	34.7
I3 Verticals, Inc., Class A	3,215	69,958	12.3
IDT Corp., Class B	5,691	148,307	26.1
IGM Biosciences, Inc.	2,567	51,340	9.0
ImmunoGen, Inc.	16,116	95,729	16.9
Independent Bank Corp.	21,903	506,616	89.2
Industrial Logistics Properties Trust	3,982	18,636	3.3
Infinera Corp.	79,851	447,964	78.9
Ingles Markets, Inc., Class A	902	85,122	15.0
Innoviva, Inc.	12,912	175,087	30.8
Inogen, Inc.	729	16,519	2.9
Insmed, Inc.	1,778	30,795	5.4
Insperity, Inc.	1,236	145,873	25.7
Installed Building Products, Inc.	3,368	289,648	51.0
Intercept Pharmaceuticals, Inc.	17,094	237,094	41.7
InterDigital, Inc.	667	33,263	5.9
International Money Express, Inc.	4,040	109,201	19.2
International Seaways, Inc.	4,392	186,265	32.8
Ironwood Pharmaceuticals, Inc.	13,169	144,069	25.4
iStar, Inc.	10,407	109,065	19.2
Itron, Inc.	9,402	459,664	80.9
J & J Snack Foods Corp.	550	81,185	14.3
Jamf Holding Corp.	10,643	251,920	44.4
Janus International Group, Inc.	13,986	134,685	23.7
JetBlue Airways Corp.	57,391	461,424	81.2
Joint Corp.	5,350	88,382	15.6
Kadant, Inc.	874	155,528	27.4
KAR Auction Services, Inc.	20,459	297,269	52.3
Karyopharm Therapeutics, Inc.	7,872	37,471	6.6
KB Home	3,202	92,282	16.2

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Kearny Financial Corp.	15,449	$156,653	27.6%
Kemper Corp.	9,449	450,434	79.3
Kforce, Inc.	5,790	366,333	64.5
Knowles Corp.	56,161	772,214	136.0
Kodiak Sciences, Inc.	3,393	24,362	4.3
Korn Ferry	1,857	103,231	18.2
Kratos Defense & Security Solutions, Inc.	1,373	15,213	2.7
Kronos Worldwide, Inc.	875	8,313	1.5
Kura Oncology, Inc.	1,659	25,748	4.5
Kyndryl Holdings, Inc.	19,949	192,907	34.0
Ladder Capital Corp.	4,318	46,073	8.1
Lakeland Bancorp, Inc.	16,259	303,230	53.4
Laureate Education, Inc.	4,932	62,340	11.0
LCI Industries	2,249	238,641	42.0
LeMaitre Vascular, Inc.	8,536	370,462	65.2
LendingClub Corp.	762	8,108	1.4
LendingTree, Inc.	5,556	140,178	24.7
LGI Homes, Inc.	1,964	180,786	31.8
Liberty Latin America Ltd.	17,069	132,968	23.4
Liberty Latin America Ltd., Class A	5,252	40,861	7.2
Liberty Media Corp.-Liberty Braves, Class A	1,269	40,468	7.1
Ligand Pharmaceuticals, Inc.	1,367	119,818	21.1
Lions Gate Entertainment Corp., Class A	21,627	174,314	30.7
Lions Gate Entertainment Corp., Class B	2,381	18,072	3.2
Live Oak Bancshares, Inc.	2,074	67,343	11.9
LivePerson, Inc.	39,956	422,335	74.4
LiveRamp Holdings, Inc.	21,247	390,095	68.7
LSB Industries, Inc.	15,266	269,140	47.4
Luther Burbank Corp.	8,706	109,957	19.4
M/I Homes, Inc.	296	12,281	2.2
Magnite, Inc.	2,204	16,067	2.8
Malibu Boats, Inc., Class A	4,449	235,352	41.4
Marcus & Millichap, Inc.	9,328	343,644	60.5
Marcus Corp.	17,290	260,042	45.8
MarineMax, Inc.	3,926	126,849	22.3
Marten Transport Ltd.	9,006	169,043	29.8
Masonite International Corp.	240	17,167	3.0
McGrath RentCorp	144	13,543	2.4
Medifast, Inc.	508	59,431	10.5
Mercantile Bank Corp.	717	25,059	4.4
Merchants Bancorp	5,293	126,767	22.3
Mercury General Corp.	14,253	413,337	72.8
Merit Medical Systems, Inc.	10,122	696,090	122.6
Metropolitan Bank Holding Corp.	611	40,326	7.1
MFA Financial, Inc.	41,004	408,400	71.9
MGE Energy, Inc.	1,919	130,665	23.0
Midland States Bancorp, Inc.	17,489	490,392	86.3
MidWestOne Financial Group, Inc.	7,493	251,765	44.3
MillerKnoll, Inc.	4,095	86,732	15.3
Mister Car Wash, Inc.	5,801	51,223	9.0
Model N, Inc.	6,154	233,852	41.2
ModivCare, Inc.	1,331	129,426	22.8
Moelis & Co., Class A	7,698	326,857	57.6
Momentive Global, Inc.	5,555	43,107	7.6
Monarch Casino & Resort, Inc.	7,447	591,366	104.1
Monro, Inc.	6,689	319,400	56.2
Montauk Renewables, Inc.	1,116	16,707	2.9
MRC Global, Inc.	9,478	95,064	16.7
Mueller Industries, Inc.	1,549	97,029	17.1
Multiplan Corp.	2,083	5,978	1.1
Myers Industries, Inc.	1,041	21,122	3.7
Nabors Industries Ltd.	774	134,699	23.7

Security	Shares	Value	% of Basket Value

United States (continued)
Napco Security Technologies, Inc.	3,103	$88,187	15.5%
National Beverage Corp.	7,192	341,045	60.0
National Research Corp.	165	6,720	1.2
Nektar Therapeutics	13,589	51,095	9.0
NeoGenomics, Inc.	7,874	59,882	10.5
NETGEAR, Inc.	11,985	235,505	41.5
Nevro Corp.	15,192	582,461	102.6
New York Mortgage Trust, Inc.	20,918	56,269	9.9
NexPoint Residential Trust, Inc.	1,237	56,407	9.9
NextEra Energy Partners LP	5,422	401,608	70.7
NextGen Healthcare, Inc.	11,337	227,193	40.0
Northfield Bancorp, Inc.	1,774	28,455	5.0
NOW, Inc.	1,665	21,195	3.7
Nurix Therapeutics, Inc.	770	9,802	1.7
NuVasive, Inc.	4,245	187,332	33.0
NV5 Global, Inc.	2,712	393,104	69.2
Oceaneering International, Inc.	11,497	160,843	28.3
OceanFirst Financial Corp.	31,403	709,080	124.9
Old Second Bancorp, Inc.	13,722	219,552	38.7
Organogenesis Holdings, Inc.	3,191	10,466	1.8
Orthofix Medical, Inc.	6,515	104,631	18.4
Oscar Health, Inc., Class A	4,821	17,982	3.2
Overstock.com, Inc.	1,348	31,341	5.5
Ovintiv, Inc.	22,030	1,115,819	196.5
Oxford Industries, Inc.	3,940	400,816	70.6
Pacira BioSciences, Inc.	4,133	213,924	37.7
Pactiv Evergreen, Inc.	836	9,121	1.6
PagerDuty, Inc.	8,796	219,372	38.6
Palomar Holdings, Inc.	741	65,919	11.6
Par Pacific Holdings, Inc.	6,629	151,672	26.7
Patrick Industries, Inc.	2,080	95,077	16.7
Paya Holdings, Inc.	5,946	47,806	8.4
Pebblebrook Hotel Trust	24,742	396,862	69.9
PennyMac Financial Services, Inc.	4,716	251,457	44.3
Peoples Bancorp, Inc.	3,679	111,363	19.6
PetIQ, Inc.	6,364	52,312	9.2
PetMed Express, Inc.	3,880	82,722	14.6
PGT Innovations, Inc.	20,585	438,666	77.2
Photronics, Inc.	11,239	182,297	32.1
Phreesia, Inc.	6,644	181,514	32.0
Piper Sandler Cos	242	30,969	5.5
Plains GP Holdings LP, Class A	29,794	373,617	65.8
Playa Hotels & Resorts NV	26,059	160,784	28.3
PowerSchool Holdings, Inc., Class A	5,644	112,880	19.9
Premier Financial Corp.	19,259	555,622	97.8
Prestige Consumer Healthcare, Inc.	1,100	59,928	10.6
Primerica, Inc.	2,603	376,654	66.3
Primoris Services Corp.	3,984	80,437	14.2
PROG Holdings, Inc.	18,913	312,443	55.0
ProPetro Holding Corp.	6,002	71,064	12.5
PROS Holdings, Inc.	4,311	107,559	18.9
Protagonist Therapeutics, Inc.	2,588	20,963	3.7
Proto Labs, Inc.	9,300	355,167	62.5
Q2 Holdings, Inc.	10,348	321,202	56.6
Quanex Building Products Corp.	5,241	116,141	20.5
Qurate Retail, Inc.	35,103	82,141	14.5
Rambus, Inc.	7,447	224,602	39.5
Ranpak Holdings Corp.	8,228	31,266	5.5
RE/MAX Holdings, Inc., Class A	16,241	316,050	55.6
Reata Pharmaceuticals, Inc., Class A	5,733	184,603	32.5
Redfin Corp.	4,022	19,346	3.4
Repay Holdings Corp.	1,349	8,215	1.4

26	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Republic Bancorp, Inc., Class A	1,910	$88,528	15.6%
Revolve Group, Inc.	3,524	84,576	14.9
REX American Resources Corp.	1,153	34,578	6.1
RLJ Lodging Trust	10,216	124,329	21.9
RMR Group, Inc., Class A	10,700	292,859	51.6
Rocket Pharmaceuticals, Inc.	717	13,379	2.4
RPT Realty	7,407	68,885	12.1
Rush Enterprises, Inc.	5,412	290,191	51.1
Rush Enterprises, Inc., Class A	7,948	396,526	69.8
Sabra Health Care REIT, Inc.	14,109	192,729	33.9
Sabre Corp.	12,376	71,905	12.7
Safehold, Inc.	5,110	149,467	26.3
Sage Therapeutics, Inc.	7,741	291,526	51.3
Sana Biotechnology, Inc.	9,170	53,186	9.4
Sandy Spring Bancorp, Inc.	9,280	328,883	57.9
Sangamo Therapeutics, Inc.	22,322	97,994	17.3
ScanSource, Inc.	2,617	81,075	14.3
Schneider National, Inc.	11,400	253,536	44.6
Scholastic Corp.	4,416	168,426	29.7
Select Medical Holdings Corp.	5,599	143,782	25.3
Semtech Corp.	45,869	1,270,113	223.6
Sensient Technologies Corp.	6,974	498,362	87.7
Shutterstock, Inc.	5,663	283,320	49.9
Shyft Group, Inc.	12,265	281,850	49.6
SIGA Technologies, Inc.	1,691	15,540	2.7
Signet Jewelers Ltd.	155	10,112	1.8
Simply Good Foods Co.	8,424	322,639	56.8
Simpson Manufacturing Co., Inc.	5,751	491,595	86.6
Simulations Plus, Inc.	4,904	203,516	35.8
Sleep Number Corp.	889	24,661	4.3
SMART Global Holdings, Inc.	2,852	38,588	6.8
Sorrento Therapeutics, Inc.	57,299	89,959	15.8
Sotera Health Co.	11,221	77,200	13.6
SP Plus Corp.	1,371	50,768	8.9
Spectrum Brands Holdings, Inc.	1,486	68,564	12.1
Sportsman’s Warehouse Holdings, Inc.	1,756	15,769	2.8
Standard Motor Products, Inc.	3,335	126,497	22.3
Standex International Corp.	2,837	281,005	49.5
Steelcase, Inc., Class A	1,394	10,831	1.9
Stitch Fix, Inc., Class A	7,808	31,232	5.5
Summit Hotel Properties, Inc.	9,269	80,084	14.1
Summit Materials, Inc., Class A	9,521	250,878	44.2
SunCoke Energy, Inc.	3,058	22,201	3.9
Sunnova Energy International, Inc.	4,965	92,051	16.2
Supernus Pharmaceuticals, Inc.	10,257	351,507	61.9
Surgery Partners, Inc.	5,246	142,639	25.1
Syndax Pharmaceuticals, Inc.	11,720	269,091	47.4
Tactile Systems Technology, Inc.	5,470	40,697	7.2
Tanger Factory Outlet Centers, Inc.	6,954	125,242	22.1
Taylor Morrison Home Corp.	8,780	231,265	40.7
TG Therapeutics, Inc.	2,983	17,361	3.1
Titan Machinery, Inc.	8,655	297,559	52.4
Tootsie Roll Industries, Inc.	6,364	257,042	45.3
TPG RE Finance Trust, Inc.	23,567	199,612	35.1
TPI Composites, Inc.	646	6,434	1.1
Transocean Ltd.	116,649	429,268	75.6
TravelCenters of America, Inc.	1,851	117,687	20.7
Travere Therapeutics, Inc.	4,507	97,712	17.2
Tri Pointe Homes, Inc.	13,949	233,646	41.1
TriNet Group, Inc.	5,986	388,970	68.5
Trinity Industries, Inc.	5,136	146,530	25.8

Security	Shares	Value	% of Basket Value

United States (continued)
Triumph Bancorp, Inc.	3,975	$204,712	36.0%
TrueBlue, Inc.	4,826	94,879	16.7
TrueCar, Inc.	22,080	39,744	7.0
Trupanion, Inc.	1,269	64,046	11.3
Turning Point Brands, Inc.	14,755	347,628	61.2
Tutor Perini Corp.	16,300	120,946	21.3
U.S. Cellular Corp.	4,893	152,515	26.9
U.S. Lime & Minerals, Inc.	129	16,273	2.9
U.S. Silica Holdings, Inc.	20,036	288,318	50.8
Under Armour, Inc.	3,178	20,848	3.7
United Fire Group, Inc.	679	18,401	3.2
Unitil Corp.	4,279	225,546	39.7
Univest Financial Corp.	16,386	461,102	81.2
Upland Software, Inc.	23,396	188,104	33.1
Upwork, Inc.	15,901	213,868	37.7
Urban Edge Properties	7,054	99,602	17.5
USANA Health Sciences, Inc.	1,614	84,751	14.9
UWM Holdings Corp.	2,438	7,997	1.4
V2X, Inc.	2,100	86,079	15.2
Vanda Pharmaceuticals, Inc.	19,433	203,464	35.8
Varex Imaging Corp.	12,161	268,880	47.3
Vector Group Ltd.	3,270	34,727	6.1
Veeco Instruments, Inc.	12,818	233,672	41.1
Verint Systems, Inc.	12,408	439,615	77.4
Veritex Holdings, Inc.	9,942	313,968	55.3
Vertex, Inc., Class A	7,636	137,601	24.2
Viavi Solutions, Inc.	9,875	149,112	26.3
Vicor Corp.	1,005	48,009	8.5
ViewRay, Inc.	11,534	49,481	8.7
Vishay Intertechnology, Inc.	26,778	559,928	98.6
Visteon Corp.	317	41,359	7.3
Walker & Dunlop, Inc.	819	73,677	13.0
Warrior Met Coal, Inc.	4,244	157,622	27.8
Washington Federal, Inc.	5,920	229,104	40.3
Watts Water Technologies, Inc., Class A	871	127,480	22.4
Whitestone REIT	718	6,756	1.2
Winmark Corp.	1,508	379,473	66.8
World Fuel Services Corp.	363	9,253	1.6
Xencor, Inc.	13,535	378,980	66.7
Xometry, Inc., Class A	2,328	139,820	24.6
Yelp, Inc.	8,247	316,767	55.8
Yext, Inc.	14,637	77,869	13.7
Zeta Global Holdings Corp., Class A	9,168	76,461	13.5
ZipRecruiter, Inc., Class A	34,155	572,779	100.9
Zumiez, Inc.	5,314	119,193	21.0
Zuora, Inc., Class A	26,713	205,423	36.2

		86,111,287

Total Reference Entity — Long		152,730,334

Reference Entity — Short

Common Stocks

Australia
Australian Clinical Labs Ltd.	(50,439)	(109,170)	(19.2)
Bega Cheese Ltd.	(30,244)	(62,116)	(10.9)
Bellevue Gold Ltd.	(254,068)	(119,934)	(21.1)
Capricorn Metals Ltd.	(4,759)	(10,322)	(1.8)
Centuria Capital Group	(16,637)	(17,928)	(3.2)
Centuria Industrial REIT	(17,252)	(33,527)	(5.9)
Charter Hall Long Wale REIT	(8,337)	(23,246)	(4.1)
Corporate Travel Management Ltd.	(2,873)	(32,076)	(5.7)
Cromwell Property Group	(191,469)	(85,871)	(15.1)

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Australia (continued)
Elders Ltd.	(1,772)	$(14,774)	(2.6)%
EML Payments Ltd.	(11,472)	(2,957)	(0.5)
G8 Education Ltd.	(23,430)	(14,463)	(2.5)
GUD Holdings Ltd.	(12,453)	(64,053)	(11.3)
HomeCo Daily Needs REIT	(30,118)	(24,645)	(4.3)
Ingenia Communities Group	(3,418)	(8,577)	(1.5)
Inghams Group Ltd.	(133,018)	(215,200)	(37.9)
Integral Diagnostics Ltd.	(4,712)	(7,924)	(1.4)
InvoCare Ltd.	(2,442)	(15,970)	(2.8)
IPH Ltd.	(3,760)	(23,913)	(4.2)
IRESS Ltd.	(396)	(2,570)	(0.5)
Kelsian Group Ltd.	(1,847)	(5,528)	(1.0)
Megaport Ltd.	(8,292)	(32,164)	(5.7)
OceanaGold Corp.	(15,727)	(22,857)	(4.0)
Omni Bridgeway Ltd.	(5,260)	(15,143)	(2.7)
Regis Resources Ltd.	(103,251)	(100,671)	(17.7)
Select Harvests Ltd.	(13,225)	(44,871)	(7.9)
Sigma Healthcare Ltd.	(78,283)	(31,723)	(5.6)
SolGold PLC	(237,644)	(43,605)	(7.7)
Super Retail Group Ltd.	(15,946)	(104,848)	(18.5)
United Malt Group Ltd.	(111,952)	(222,744)	(39.2)
Vulcan Steel Ltd.	(554)	(2,658)	(0.5)
West African Resources Ltd.	(24,411)	(16,163)	(2.8)
Westgold Resources Ltd.	(62,962)	(29,407)	(5.2)

		(1,561,618)

Austria
CA Immobilien Anlagen AG	(22,359)	(706,194)	(124.3)
FACC AG	(1,883)	(12,096)	(2.1)
Rhi Magnesita NV	(2,970)	(63,130)	(11.1)
Semperit AG Holding	(17,139)	(338,886)	(59.7)
Strabag SE	(1,060)	(40,697)	(7.2)

		(1,161,003)

Bahamas
OneSpaWorld Holdings Ltd.	(14,871)	(134,880)	(23.8)

Belgium
bpost SA	(30,212)	(149,341)	(26.3)
Fagron	(1,453)	(18,089)	(3.2)
Gimv NV	(8,995)	(384,030)	(67.6)
KBC Ancora	(7,233)	(257,117)	(45.3)
Kinepolis Group NV	(6,541)	(246,575)	(43.4)
Orange Belgium SA	(1,790)	(30,297)	(5.3)
Telenet Group Holding NV	(3,026)	(46,135)	(8.1)
VGP NV	(3,106)	(235,510)	(41.5)
X-Fab Silicon Foundries SE	(1,916)	(9,919)	(1.8)

		(1,377,013)

Bermuda
Enstar Group Ltd.	(346)	(69,380)	(12.2)
James River Group Holdings Ltd.	(317)	(8,011)	(1.4)

		(77,391)

Canada
Absolute Software Corp.	(5,237)	(62,889)	(11.1)
Ag Growth International, Inc.	(2,964)	(75,930)	(13.4)
Allied Properties Real Estate Investment Trust	(6,981)	(135,229)	(23.8)
Altus Group Ltd.	(1,145)	(40,687)	(7.2)
Aurinia Pharmaceuticals, Inc.	(19,781)	(160,820)	(28.3)
Badger Infrastructure Solutions Ltd.	(1,175)	(24,822)	(4.4)
Brookfield Asset Management Reinsurance Partners Ltd., Class A	(3,957)	(156,409)	(27.5)

Security	Shares	Value	% of Basket Value

Canada (continued)
Cascades, Inc.	(11,557)	$(74,991)	(13.2)%
Choice Properties Real Estate Investment Trust	(18,458)	(177,352)	(31.2)
Chorus Aviation, Inc.	(8,678)	(16,434)	(2.9)
City Office REIT, Inc.	(4,363)	(46,335)	(8.2)
Cogeco, Inc.	(7,520)	(320,263)	(56.4)
Converge Technology Solutions Corp.	(40,540)	(166,046)	(29.2)
Dye & Durham Ltd.	(14,623)	(161,756)	(28.5)
ERO Copper Corp.	(949)	(10,804)	(1.9)
Exchange Income Corp.	(2,905)	(97,022)	(17.1)
Extendicare, Inc.	(127,328)	(655,169)	(115.4)
Filo Mining Corp.	(29,430)	(352,551)	(62.1)
Frontera Energy Corp.	(3,341)	(27,957)	(4.9)
GDI Integrated Facility Services, Inc.	(3,490)	(119,941)	(21.1)
Hardwoods Distribution, Inc.	(6,318)	(116,079)	(20.4)
Headwater Exploration, Inc.	(2,377)	(12,597)	(2.2)
HLS Therapeutics, Inc.	(30,956)	(217,000)	(38.2)
Interfor Corp.	(5,613)	(99,706)	(17.5)
InterRent Real Estate Investment Trust	(875)	(7,367)	(1.3)
Lassonde Industries, Inc., Class A	(1,172)	(101,160)	(17.8)
Lundin Gold, Inc.	(6,615)	(47,779)	(8.4)
Maple Leaf Foods, Inc.	(18,972)	(281,165)	(49.5)
Martinrea International, Inc.	(13,748)	(88,098)	(15.5)
Minto Apartment Real Estate Investment Trust	(2,469)	(24,158)	(4.2)
MTY Food Group, Inc.	(6,366)	(258,032)	(45.4)
Neighbourly Pharmacy, Inc.	(920)	(15,674)	(2.8)
North West Co., Inc.	(27,363)	(712,018)	(125.4)
NorthWest Healthcare Properties Real Estate Investment Trust	(1,239)	(9,768)	(1.7)
Orla Mining Ltd.	(3,021)	(9,535)	(1.7)
Pet Valu Holdings Ltd.	(3,474)	(93,560)	(16.5)
Premium Brands Holdings Corp.	(3,602)	(212,495)	(37.4)
Primaris Real Estate Investment Trust	(19,557)	(201,405)	(35.5)
Recipe Un Ltd. Corp.	(11,165)	(169,809)	(29.9)
Sienna Senior Living, Inc.	(21,204)	(182,880)	(32.2)
Sierra Wireless, Inc.	(785)	(23,319)	(4.1)
SilverCrest Metals, Inc.	(2,205)	(11,055)	(1.9)
Spartan Delta Corp.	(5,045)	(46,438)	(8.2)
Stella-Jones, Inc.	(19,079)	(574,604)	(101.2)
StorageVault Canada, Inc.	(5,281)	(24,227)	(4.3)
Summit Industrial Income REIT	(12,554)	(160,432)	(28.2)
Superior Plus Corp.	(74,590)	(567,220)	(99.9)
Timbercreek Financial Corp.	(34,067)	(192,297)	(33.9)
Transcontinental, Inc., Class A	(2,693)	(30,738)	(5.4)
Uni-Select, Inc.	(9,217)	(249,986)	(44.0)
Wesdome Gold Mines Ltd.	(5,406)	(32,420)	(5.7)
Winpak Ltd.	(10,027)	(305,590)	(53.8)
Xenon Pharmaceuticals, Inc.	(5,826)	(213,057)	(37.5)

		(8,175,075)

Cayman Islands
Theravance Biopharma, Inc.	(7,145)	(71,236)	(12.5)

Costa Rica
Establishment Labs Holdings, Inc.	(3,870)	(218,229)	(38.4)

Cyprus
Atalaya Mining PLC	(9,375)	(29,673)	(5.2)

Denmark
Netcompany Group A/S	(9,327)	(319,772)	(56.3)
Nilfisk Holding A/S	(662)	(12,316)	(2.2)
Ringkjoebing Landbobank A/S	(7,115)	(773,846)	(136.2)

28	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Denmark (continued)
Scandinavian Tobacco Group A/S	(5,424)	$(90,856)	(16.0)%
Topdanmark A/S	(9,730)	(449,070)	(79.1)
Zealand Pharma A/S	(5,649)	(145,491)	(25.6)

		(1,791,351)

Finland
Aktia Bank OYJ	(15,971)	(158,780)	(28.0)
Kamux Corp.	(2,359)	(11,409)	(2.0)
Kemira OYJ	(9,501)	(125,455)	(22.1)
Metsa Board OYJ, Class B	(18,956)	(142,595)	(25.1)
Remedy Entertainment OYJ	(477)	(8,949)	(1.6)
Sanoma OYJ	(32,613)	(381,782)	(67.2)
TietoEVRY OYJ	(3,355)	(79,981)	(14.1)
Tokmanni Group Corp.	(17,389)	(210,253)	(37.0)

		(1,119,204)

France
ABC arbitrage	(5,141)	(33,227)	(5.8)
Altarea SCA	(370)	(49,288)	(8.7)
Antin Infrastructure Partners SA	(7,889)	(171,675)	(30.2)
Aramis Group SAS	(15,529)	(71,317)	(12.6)
Chargeurs SA	(2,248)	(29,715)	(5.2)
Cie Plastic Omnium SA	(5,819)	(81,536)	(14.4)
Derichebourg SA	(22,979)	(100,342)	(17.7)
Elis SA	(5,135)	(58,806)	(10.4)
Fnac Darty SA	(5,632)	(173,991)	(30.6)
IPSOS	(1,501)	(72,659)	(12.8)
Maisons du Monde SA	(12,818)	(125,646)	(22.1)
Mercialys SA	(58,852)	(509,617)	(89.7)
Quadient SA	(1,314)	(18,487)	(3.3)
Societe BIC SA	(6,790)	(389,787)	(68.6)
Sopra Steria Group SACA	(2,152)	(284,844)	(50.2)
Trigano SA	(2,981)	(305,127)	(53.7)
Verallia SA	(11,709)	(331,773)	(58.4)
Virbac SA	(1,540)	(377,375)	(66.4)
Voltalia SA	(13,824)	(263,273)	(46.4)

		(3,448,485)

Germany
About You Holding SE	(33,401)	(163,092)	(28.7)
AURELIUS Equity Opportunities SE & Co. KGaA	(771)	(16,302)	(2.9)
Auto1 Group SE	(25,545)	(171,802)	(30.2)
BayWa AG	(4,826)	(217,767)	(38.3)
CECONOMY AG	(74,720)	(121,600)	(21.4)
Cewe Stiftung & Co. KGAA	(139)	(10,888)	(1.9)
CompuGroup Medical SE & Co. KgaA	(623)	(19,683)	(3.5)
Energiekontor AG	(293)	(26,018)	(4.6)
Gerresheimer AG	(9,527)	(545,789)	(96.1)
Grand City Properties SA	(8,545)	(83,122)	(14.6)
Hamborner REIT AG	(26,993)	(192,568)	(33.9)
Hamburger Hafen und Logistik AG	(12,411)	(145,363)	(25.6)
Indus Holding AG	(7,139)	(140,876)	(24.8)
Instone Real Estate Group AG	(8,091)	(58,891)	(10.4)
Jenoptik AG	(4,011)	(87,933)	(15.5)
JOST Werke AG	(3,600)	(153,630)	(27.0)
Kloeckner & Co. SE	(29,327)	(229,840)	(40.5)
Medios AG	(325)	(6,000)	(1.1)
PATRIZIA SE	(1,750)	(12,844)	(2.3)
SGL Carbon SE	(7,117)	(50,480)	(8.9)
Stroeer SE & Co. KGaA	(8,421)	(343,315)	(60.4)
Suedzucker AG	(10,732)	(136,768)	(24.1)

Security	Shares	Value	% of Basket Value

Germany (continued)
Synlab AG	(629)	$(8,099)	(1.4)%
Takkt AG	(7,952)	(102,987)	(18.1)
Wuestenrot & Wuerttembergische AG	(4,783)	(67,481)	(11.9)

		(3,113,138)

Hong Kong
Prosperity REIT	(20,000)	(4,230)	(0.7)
SUNeVision Holdings Ltd.	(1,000)	(530)	(0.1)

		(4,760)

Ireland
C&C Group PLC	(248,002)	(465,320)	(82.0)
Cairn Homes PLC	(130,333)	(126,186)	(22.2)
COSMO Pharmaceuticals NV	(1,263)	(73,758)	(13.0)
Irish Residential Properties REIT PLC	(73,629)	(79,604)	(14.0)

		(744,868)

Israel
Clal Insurance Enterprises Holdings Ltd.	(510)	(8,801)	(1.6)
Cognyte Software Ltd.	(2,940)	(7,997)	(1.4)
Danel Adir Yeoshua Ltd.	(78)	(9,050)	(1.6)
Doral Group Renewable Energy Resources Ltd.	(104,434)	(319,799)	(56.3)
Electra Consumer Products 1970 Ltd.	(460)	(15,922)	(2.8)
Gilat Satellite Networks Ltd.	(8,726)	(52,304)	(9.2)
Innovid Corp.	(18,679)	(69,859)	(12.3)
Isracard Ltd.	(20,487)	(60,577)	(10.7)
JFrog Ltd.	(39,939)	(1,014,451)	(178.6)
Migdal Insurance & Financial Holdings Ltd.	(37,397)	(44,857)	(7.9)
Naphtha Israel Petroleum Corp. Ltd.	(29,630)	(154,231)	(27.2)
Perion Network Ltd.	(7,534)	(172,819)	(30.4)
RADA Electronic Industries Ltd.	(12,903)	(148,384)	(26.1)

		(2,079,051)

Italy
Ariston Holding NV	(4,881)	(41,668)	(7.3)
Arnoldo Mondadori Editore SpA	(7,419)	(12,501)	(2.2)
Banca Popolare di Sondrio SCPA	(78,780)	(282,588)	(49.8)
Credito Emiliano SpA	(42,024)	(249,162)	(43.9)
doValue SpA	(49,661)	(286,023)	(50.4)
Enav SpA	(34,127)	(131,970)	(23.2)
Fila SpA	(2,179)	(14,855)	(2.6)
Freni Brembo SpA	(7,800)	(81,544)	(14.4)
Gruppo MutuiOnline SpA	(3,732)	(82,544)	(14.5)
GVS SpA	(39,565)	(202,987)	(35.7)
Illimity Bank SpA	(8,645)	(58,793)	(10.3)
MFE-MediaForEurope NV, Class A	(618,047)	(216,813)	(38.2)
RAI Way SpA	(34,301)	(164,318)	(28.9)
Technogym SpA	(24,127)	(165,873)	(29.2)
Tod’s SpA	(1,232)	(38,446)	(6.8)
Zignago Vetro SpA	(171)	(2,153)	(0.4)

		(2,032,238)

Japan
ADEKA Corp.	(8,400)	(125,583)	(22.1)
Aeon Hokkaido Corp.	(41,900)	(331,060)	(58.3)
Aichi Corp.	(800)	(4,248)	(0.7)
Aiful Corp.	(45,700)	(124,467)	(21.9)
Airtrip Corp.	(17,900)	(298,495)	(52.6)
Alpen Co. Ltd.	(18,500)	(251,427)	(44.3)
Alpha Systems, Inc.	(1,200)	(34,636)	(6.1)
Appier Group, Inc.	(18,800)	(179,498)	(31.6)
Arcland Corp.	(36,600)	(363,008)	(63.9)

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
ARTERIA Networks Corp.	(6,100)	$(49,256)	(8.7)%
Asahi Holdings, Inc.	(11,300)	(144,112)	(25.4)
Atom Corp.	(25,100)	(133,348)	(23.5)
Awa Bank Ltd.	(9,700)	(121,937)	(21.5)
Axial Retailing, Inc.	(3,900)	(88,812)	(15.6)
BML, Inc.	(20,000)	(452,109)	(79.6)
Bushiroad, Inc.	(23,600)	(141,071)	(24.8)
Cawachi Ltd.	(900)	(12,456)	(2.2)
CellSource Co. Ltd.	(7,500)	(221,207)	(38.9)
Central Glass Co. Ltd.	(7,700)	(181,817)	(32.0)
Chiyoda Corp.	(159,700)	(395,596)	(69.7)
Chofu Seisakusho Co. Ltd.	(2,000)	(27,313)	(4.8)
Citizen Watch Co. Ltd.	(13,500)	(56,696)	(10.0)
Comforia Residential REIT, Inc.	(112)	(237,770)	(41.9)
CONEXIO Corp.	(9,900)	(75,772)	(13.3)
Create Restaurants Holdings, Inc.	(1,800)	(11,362)	(2.0)
CYBERDYNE, Inc.	(2,100)	(4,676)	(0.8)
Cybozu, Inc.	(5,200)	(66,435)	(11.7)
Daiho Corp.	(1,900)	(53,881)	(9.5)
Daiki Aluminium Industry Co. Ltd.	(26,600)	(229,041)	(40.3)
Daikokutenbussan Co. Ltd.	(4,700)	(143,356)	(25.2)
Daishi Hokuetsu Financial Group, Inc.	(14,600)	(257,853)	(45.4)
Daiwabo Holdings Co. Ltd.	(21,000)	(270,970)	(47.7)
DCM Holdings Co. Ltd.	(6,000)	(46,750)	(8.2)
Demae-Can Co. Ltd.	(66,400)	(215,685)	(38.0)
Dip Corp.	(800)	(22,397)	(3.9)
DTS Corp.	(8,700)	(206,839)	(36.4)
Duskin Co. Ltd.	(3,900)	(74,784)	(13.2)
DyDo Group Holdings, Inc.	(4,500)	(137,313)	(24.2)
EM Systems Co. Ltd.	(31,700)	(209,712)	(36.9)
ES-Con Japan Ltd.	(9,100)	(49,593)	(8.7)
Exedy Corp.	(10,800)	(126,613)	(22.3)
Ferrotec Holdings Corp.	(3,900)	(66,086)	(11.6)
Fuji Soft, Inc.	(5,900)	(320,973)	(56.5)
Fujicco Co. Ltd.	(7,200)	(92,072)	(16.2)
Fujio Food Group, Inc.	(4,900)	(46,017)	(8.1)
Fujitec Co. Ltd.	(5,300)	(105,276)	(18.5)
Fukushima Galilei Co. Ltd.	(6,100)	(167,752)	(29.5)
Fukuyama Transporting Co. Ltd.	(800)	(17,455)	(3.1)
Genky DrugStores Co. Ltd.	(700)	(17,821)	(3.1)
GLOBERIDE, Inc.	(8,700)	(135,981)	(23.9)
Glory Ltd.	(33,600)	(518,066)	(91.2)
GMO Financial Gate, Inc.	(900)	(83,984)	(14.8)
GMO Financial Holdings, Inc.	(23,700)	(91,029)	(16.0)
GNI Group Ltd.	(3,500)	(33,316)	(5.9)
G-Tekt Corp.	(2,400)	(21,453)	(3.8)
Hankyu Hanshin REIT, Inc.	(184)	(191,007)	(33.6)
Hanwa Co. Ltd.	(3,300)	(79,807)	(14.1)
Hioki EE Corp.	(200)	(9,547)	(1.7)
Hirata Corp.	(2,700)	(78,985)	(13.9)
Hogy Medical Co. Ltd.	(2,100)	(46,576)	(8.2)
Hokuetsu Corp.	(126,000)	(653,620)	(115.1)
Hokuhoku Financial Group, Inc.	(12,000)	(72,093)	(12.7)
Hokuto Corp.	(11,300)	(145,856)	(25.7)
Hosiden Corp.	(2,600)	(27,424)	(4.8)
Hyakugo Bank Ltd.	(178,800)	(395,787)	(69.7)
Ichibanya Co. Ltd.	(5,200)	(160,452)	(28.3)
Idec Corp.	(6,700)	(143,506)	(25.3)
Inaba Denki Sangyo Co. Ltd.	(4,700)	(87,734)	(15.4)
Inageya Co. Ltd.	(21,000)	(159,031)	(28.0)
IR Japan Holdings Ltd.	(3,400)	(49,713)	(8.8)
Iriso Electronics Co. Ltd.	(1,400)	(40,561)	(7.1)

Security	Shares	Value	% of Basket Value

Japan (continued)
Itochu Advance Logistics Investment Corp.	(383)	$(374,548)	(65.9)%
Itochu-Shokuhin Co. Ltd.	(2,800)	(91,863)	(16.2)
Jaccs Co. Ltd.	(10,900)	(264,316)	(46.5)
Japan Elevator Service Holdings Co. Ltd.	(4,200)	(49,541)	(8.7)
Japan Material Co. Ltd.	(1,700)	(22,381)	(3.9)
J-Oil Mills, Inc.	(10,000)	(106,368)	(18.7)
Kameda Seika Co. Ltd.	(12,600)	(389,339)	(68.6)
Kanto Denka Kogyo Co. Ltd.	(32,600)	(207,953)	(36.6)
Kappa Create Co. Ltd.	(21,100)	(199,340)	(35.1)
Katakura Industries Co. Ltd.	(13,400)	(183,341)	(32.3)
Keiyo Bank Ltd.	(32,400)	(113,806)	(20.0)
Keiyo Co. Ltd.	(73,200)	(445,981)	(78.5)
KH Neochem Co. Ltd.	(8,900)	(151,909)	(26.7)
Kisoji Co. Ltd.	(18,000)	(266,327)	(46.9)
Kiyo Bank Ltd.	(36,700)	(353,420)	(62.2)
Koa Corp.	(25,300)	(364,381)	(64.2)
Kohnan Shoji Co. Ltd.	(4,900)	(102,597)	(18.1)
Komeri Co. Ltd.	(15,800)	(275,646)	(48.5)
Konishi Co. Ltd.	(10,400)	(121,488)	(21.4)
KYB Corp.	(20,200)	(441,894)	(77.8)
Kyoei Steel Ltd.	(900)	(7,947)	(1.4)
KYORIN Holdings, Inc.	(7,000)	(86,617)	(15.3)
Kyoritsu Maintenance Co. Ltd.	(3,400)	(140,066)	(24.7)
LITALICO, Inc.	(2,100)	(44,379)	(7.8)
Macnica Holdings, Inc.	(1,400)	(28,001)	(4.9)
Management Solutions Co. Ltd.	(9,700)	(191,202)	(33.7)
Maruha Nichiro Corp.	(37,100)	(572,074)	(100.7)
MARUKA FURUSATO Corp.	(800)	(19,877)	(3.5)
Maruwa Co. Ltd/Aichi	(400)	(46,997)	(8.3)
Medley, Inc.	(28,600)	(693,519)	(122.1)
MedPeer, Inc.	(11,800)	(121,273)	(21.4)
Meiko Electronics Co. Ltd.	(9,600)	(170,185)	(30.0)
Micronics Japan Co. Ltd.	(6,200)	(57,317)	(10.1)
Mie Kotsu Group Holdings, Inc.	(47,000)	(162,575)	(28.6)
Mitani Sekisan Co. Ltd.	(3,200)	(82,270)	(14.5)
Mitsubishi Estate Logistics REIT Investment Corp.	(105)	(310,766)	(54.7)
Mitsuuroko Group Holdings Co. Ltd.	(2,100)	(14,457)	(2.5)
Mizuno Corp.	(3,500)	(59,920)	(10.6)
Modec, Inc.	(17,100)	(186,084)	(32.8)
Mori Trust Hotel Reit, Inc.	(39)	(36,997)	(6.5)
Musashi Seimitsu Industry Co. Ltd.	(25,800)	(297,764)	(52.4)
Musashino Bank Ltd.	(12,300)	(142,040)	(25.0)
Nafco Co. Ltd.	(16,800)	(178,197)	(31.4)
Nagawa Co. Ltd.	(200)	(9,982)	(1.8)
Nanto Bank Ltd.	(7,100)	(101,739)	(17.9)
Nichiden Corp.	(8,300)	(98,119)	(17.3)
Nippon Carbon Co. Ltd.	(11,400)	(322,706)	(56.8)
Nippon Steel Trading Corp.	(2,100)	(72,255)	(12.7)
Nishi-Nippon Financial Holdings, Inc.	(31,200)	(159,126)	(28.0)
Nissha Co. Ltd.	(17,400)	(204,857)	(36.1)
Nojima Corp.	(13,400)	(111,600)	(19.6)
Noritsu Koki Co. Ltd.	(6,500)	(117,015)	(20.6)
Noritz Corp.	(5,600)	(57,481)	(10.1)
NS United Kaiun Kaisha Ltd.	(4,000)	(99,553)	(17.5)
Ogaki Kyoritsu Bank Ltd.	(19,000)	(224,300)	(39.5)
Ohsho Food Service Corp.	(2,500)	(106,595)	(18.8)
Oisix ra daichi, Inc.	(10,900)	(122,962)	(21.6)
Okasan Securities Group, Inc.	(28,900)	(68,742)	(12.1)
One REIT, Inc.	(99)	(164,992)	(29.1)
Open Door, Inc.	(9,100)	(109,065)	(19.2)
Optorun Co. Ltd.	(16,700)	(237,134)	(41.8)

30	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
Organo Corp.	(2,400)	$(41,408)	(7.3)%
Osaka Soda Co. Ltd.	(2,700)	(65,620)	(11.6)
PAL GROUP Holdings Co. Ltd.	(7,800)	(111,378)	(19.6)
Paramount Bed Holdings Co. Ltd.	(3,600)	(64,087)	(11.3)
Pasona Group, Inc.	(7,800)	(107,293)	(18.9)
Pharma Foods International Co. Ltd.	(2,900)	(25,636)	(4.5)
Pilot Corp.	(8,500)	(330,474)	(58.2)
Piolax, Inc.	(1,700)	(21,138)	(3.7)
PKSHA Technology, Inc.	(3,300)	(43,164)	(7.6)
Raksul, Inc.	(7,200)	(141,604)	(24.9)
Retail Partners Co. Ltd.	(2,000)	(16,477)	(2.9)
Riken Keiki Co. Ltd.	(7,300)	(200,718)	(35.3)
Riso Kagaku Corp.	(7,400)	(117,543)	(20.7)
Roland Corp.	(5,300)	(150,392)	(26.5)
Rorze Corp.	(6,000)	(301,508)	(53.1)
RS Technologies Co. Ltd.	(5,600)	(277,726)	(48.9)
Ryosan Co. Ltd.	(5,500)	(97,262)	(17.1)
Saibu Gas Co. Ltd.	(17,700)	(205,239)	(36.1)
Sakata INX Corp.	(2,200)	(15,744)	(2.8)
San-A Co. Ltd.	(4,500)	(131,249)	(23.1)
SanBio Co. Ltd.	(22,300)	(130,991)	(23.1)
Sangetsu Corp.	(600)	(6,353)	(1.1)
Sanki Engineering Co. Ltd.	(15,200)	(164,539)	(29.0)
Sansan, Inc.	(5,300)	(52,555)	(9.3)
Sanyo Denki Co. Ltd.	(5,000)	(183,022)	(32.2)
SBS Holdings, Inc.	(8,200)	(159,661)	(28.1)
Seiko Holdings Corp.	(2,300)	(48,717)	(8.6)
Senko Group Holdings Co. Ltd.	(42,600)	(284,564)	(50.1)
Shibuya Corp.	(4,300)	(74,212)	(13.1)
Shiga Bank Ltd.	(9,100)	(154,050)	(27.1)
Shima Seiki Manufacturing Ltd.	(8,000)	(111,614)	(19.7)
Shoei Foods Corp.	(2,700)	(74,514)	(13.1)
Showa Sangyo Co. Ltd.	(3,500)	(59,489)	(10.5)
Simplex Holdings, Inc.	(19,700)	(314,009)	(55.3)
SOSiLA Logistics REIT, Inc.	(206)	(197,459)	(34.8)
Star Micronics Co. Ltd.	(4,700)	(53,839)	(9.5)
Starts Proceed Investment Corp.	(51)	(81,283)	(14.3)
Taiyo Holdings Co. Ltd.	(3,900)	(68,782)	(12.1)
Takasago International Corp.	(6,900)	(129,648)	(22.8)
Takeuchi Manufacturing Co. Ltd.	(13,000)	(262,171)	(46.2)
Tenma Corp.	(1,500)	(20,854)	(3.7)
T-Gaia Corp.	(16,200)	(180,323)	(31.7)
TKP Corp.	(6,900)	(139,797)	(24.6)
Toagosei Co. Ltd.	(5,200)	(39,953)	(7.0)
TOC Co. Ltd.	(9,100)	(47,295)	(8.3)
Toei Co. Ltd.	(1,100)	(135,115)	(23.8)
Toho Bank Ltd.	(91,600)	(126,265)	(22.2)
TOKAI Holdings Corp.	(15,100)	(90,182)	(15.9)
Tokai Tokyo Financial Holdings, Inc.	(103,100)	(236,340)	(41.6)
Tokushu Tokai Paper Co. Ltd.	(12,000)	(236,021)	(41.6)
Tokuyama Corp.	(16,600)	(193,562)	(34.1)
Tokyo Seimitsu Co. Ltd.	(9,900)	(297,738)	(52.4)
Tokyo Steel Manufacturing Co. Ltd.	(4,700)	(40,353)	(7.1)
TOMONY Holdings, Inc.	(115,700)	(251,378)	(44.3)
Tomy Co. Ltd.	(38,600)	(338,941)	(59.7)
Topre Corp.	(8,800)	(69,583)	(12.3)
Toyo Tanso Co. Ltd.	(7,400)	(185,194)	(32.6)
Trancom Co. Ltd.	(1,300)	(66,608)	(11.7)
Transcosmos, Inc.	(3,200)	(73,566)	(13.0)
TRE Holdings Corp.	(2,700)	(29,120)	(5.1)
United Super Markets Holdings, Inc.	(17,800)	(125,331)	(22.1)

Security	Shares	Value	% of Basket Value

Japan (continued)
West Holdings Corp.	(10,600)	$(316,766)	(55.8)%
Yodogawa Steel Works Ltd.	(500)	(8,128)	(1.4)
Yokowo Co. Ltd.	(30,000)	(408,905)	(72.0)
Yonex Co. Ltd.	(900)	(8,338)	(1.5)
Yoshinoya Holdings Co. Ltd.	(10,900)	(171,314)	(30.2)
Zojirushi Corp.	(10,600)	(106,881)	(18.8)

		(29,824,103)

Luxembourg
Befesa SA	(4,135)	(143,618)	(25.3)

Netherlands
Corbion NV	(2,682)	(71,419)	(12.6)
Core Laboratories NV	(9,636)	(187,517)	(33.0)
Flow Traders	(16,141)	(388,575)	(68.4)
NSI NV	(5,854)	(139,968)	(24.6)
PostNL NV	(39,012)	(61,081)	(10.8)
TKH Group NV	(2,693)	(95,230)	(16.8)
Van Lanschot Kempen NV	(5,206)	(112,355)	(19.8)

		(1,056,145)

New Zealand
Synlait Milk Ltd.	(60,776)	(110,134)	(19.4)

Norway
Aker Carbon Capture ASA	(42,177)	(47,463)	(8.4)
Aker Solutions ASA	(84,491)	(322,591)	(56.8)
Bonheur ASA	(5,196)	(147,841)	(26.0)

Crayon Group Holding ASA	(20,192)	(167,404)	(29.5)
Europris ASA	(29,314)	(174,540)	(30.7)
Hexagon Composites ASA	(9,085)	(20,874)	(3.7)
Hexagon Purus Holding	(54,964)	(106,628)	(18.8)

Kahoot! ASA	(73,312)	(156,316)	(27.5)
Norway Royal Salmon ASA	(369)	(4,685)	(0.8)
SpareBank 1 SR-Bank ASA	(14,043)	(143,003)	(25.2)
Wallenius Wilhelmsen ASA	(4,061)	(28,872)	(5.1)

		(1,320,217)

Peru
Hochschild Mining PLC	(178,775)	(109,234)	(19.2)

Portugal
CTT-Correios de Portugal SA	(97,905)	(302,204)	(53.2)
NOS SGPS SA	(7,271)	(28,479)	(5.0)

		(330,683)

Puerto Rico
First BanCorp	(45,036)	(711,118)	(125.2)

Singapore
BW Energy Ltd.	(40,302)	(101,553)	(17.9)
TDCX, Inc., ADR	(27,093)	(350,584)	(61.7)
Yangzijiang Financial Holding Ltd.	(41,500)	(9,087)	(1.6)
Yanlord Land Group Ltd.	(1,600)	(978)	(0.2)

		(462,202)

South Africa
Mediclinic International PLC	(66,892)	(380,530)	(67.0)

South Sandwich Islands
Burford Capital Ltd.	(43,008)	(347,691)	(61.2)

Spain
Atresmedia Corp. de Medios de Comunicacion SA	(4,495)	(12,972)	(2.3)
CIE Automotive SA	(11,927)	(303,819)	(53.5)

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Spain (continued)
Construcciones y Auxiliar de Ferrocarriles SA	(7,439)	$(194,222)	(34.2)%
Corp. Financiera Alba SA	(1,565)	(69,597)	(12.2)
Ebro Foods SA	(4,226)	(65,897)	(11.6)
Faes Farma SA	(8,515)	(32,140)	(5.7)
Gestamp Automocion SA	(50,191)	(176,737)	(31.1)
Global Dominion Access SA	(16,299)	(59,759)	(10.5)
Grupo Catalana Occidente SA	(827)	(22,461)	(3.9)
Soltec Power Holdings SA	(54,560)	(229,814)	(40.5)
Talgo SA	(10,590)	(29,385)	(5.2)

		(1,196,803)

Sweden
AcadeMedia AB	(24,573)	(105,181)	(18.5)
AddLife AB, Class B	(1,222)	(11,424)	(2.0)
Ambea AB	(3,216)	(11,376)	(2.0)
Attendo AB	(2,672)	(5,516)	(1.0)
BHG Group AB	(173,100)	(290,079)	(51.1)
BICO Group AB, Class B	(6,095)	(23,371)	(4.1)
Bonava AB, B Shares	(5,578)	(16,315)	(2.9)
Boozt AB	(47,183)	(344,092)	(60.6)
Bravida Holding AB	(9,824)	(92,040)	(16.2)
Catena AB	(436)	(14,808)	(2.6)
Cint Group AB	(30,384)	(160,026)	(28.2)
Clas Ohlson AB, B Shares	(14,147)	(94,475)	(16.6)
Coor Service Management Holding AB	(8,547)	(45,410)	(8.0)
Dios Fastigheter AB	(8,404)	(55,187)	(9.7)
Duni AB	(7,137)	(48,027)	(8.5)
Dustin Group AB	(6,752)	(28,094)	(5.0)
Electrolux Professional AB, Class B	(17,398)	(65,683)	(11.6)
Granges AB	(34,063)	(230,188)	(40.5)
Hemnet Group AB	(885)	(10,995)	(1.9)
Hexpol AB	(29,020)	(286,431)	(50.4)
Hufvudstaden AB	(23,927)	(285,133)	(50.2)
Instalco AB	(9,038)	(36,254)	(6.4)
Inwido AB	(12,337)	(110,824)	(19.5)
JM AB	(1,251)	(18,836)	(3.3)
Lindab International AB	(3,114)	(33,124)	(5.8)
Mekonomen AB	(6,035)	(57,030)	(10.0)
Munters Group AB	(16,234)	(126,655)	(22.3)
New Wave Group AB, B Shares	(2,417)	(33,592)	(5.9)
Nobia AB	(2,862)	(4,766)	(0.8)
Nordic Entertainment Group AB, Class B	(3,786)	(69,118)	(12.2)
Nordnet AB publ	(5,788)	(71,701)	(12.6)
Ratos AB, B Shares	(13,273)	(49,682)	(8.8)
Resurs Holding AB	(5,698)	(12,382)	(2.2)
Rvrc Holding AB	(14,676)	(36,367)	(6.4)
Samhallsbyggnadsbolaget i Norden AB	(27,947)	(45,951)	(8.1)
Sedana Medical AB	(395)	(716)	(0.1)
SSAB AB, B Shares	(62,118)	(288,626)	(50.8)
Stillfront Group AB	(29,971)	(58,334)	(10.3)
Storskogen Group AB, Class B	(205,553)	(150,084)	(26.4)
Wallenstam AB, B Shares	(44,871)	(158,309)	(27.9)
Wihlborgs Fastigheter AB	(14,656)	(96,015)	(16.9)

		(3,682,217)

Switzerland
ALSO Holding AG, Registered Shares	(2,663)	(418,536)	(73.7)
Bobst Group SA, Registered Shares	(6,119)	(376,019)	(66.2)
Bossard Holding AG	(38)	(7,544)	(1.3)
Bucher Industries AG, Registered Shares	(740)	(249,502)	(43.9)
Conzzeta AG	(223)	(128,090)	(22.6)

Security	Shares	Value	% of Basket Value

Switzerland (continued)
Daetwyler Holding AG	(173)	$(30,703)	(5.4)%
dormakaba Holding AG	(865)	(274,565)	(48.3)
EFG International AG	(13,522)	(110,668)	(19.5)
Forbo Holding AG, Registered Shares	(176)	(213,052)	(37.5)
Huber & Suhner AG, Registered Shares	(550)	(48,989)	(8.6)
Interroll Holding AG, Registered Shares	(36)	(75,841)	(13.4)
Kardex Holding AG, Registered Shares	(253)	(38,689)	(6.8)
Komax Holding AG, Registered Shares	(241)	(56,562)	(10.0)
Metall Zug AG, Registered Shares	(5)	(9,263)	(1.6)
Mobilezone Holding AG, Registered Shares	(3,258)	(51,671)	(9.1)
Mobimo Holding AG, Registered Shares	(45)	(10,497)	(1.8)
Peach Property Group AG	(4,060)	(86,387)	(15.2)
PolyPeptide Group AG	(1,571)	(45,679)	(8.0)
SFS Group AG	(2,297)	(207,714)	(36.6)
Siegfried Holding AG, Registered Shares	(56)	(33,336)	(5.9)
Softwareone Holding AG	(18,193)	(204,748)	(36.0)
St Galler Kantonalbank AG, Registered Shares	(582)	(273,992)	(48.2)
TX Group AG	(252)	(35,015)	(6.2)
Valiant Holding AG, Registered Shares	(2,108)	(206,473)	(36.4)
Valora Holding AG, Registered Shares	(173)	(44,753)	(7.9)
Vontobel Holding AG, Registered Shares	(157)	(8,834)	(1.6)
Zehnder Group AG	(1,640)	(88,320)	(15.6)

		(3,335,442)

United Kingdom
Abcam PLC	(6,839)	(105,863)	(18.6)
AO World PLC	(330,364)	(169,351)	(29.8)
Argo Blockchain PLC	(841,422)	(75,680)	(13.3)
ASOS PLC	(5,323)	(34,276)	(6.0)
Assura PLC	(173,856)	(111,392)	(19.6)
Auction Technology Group PLC	(11,527)	(98,651)	(17.4)
Balfour Beatty PLC	(19,434)	(66,549)	(11.7)
Biffa PLC	(63,703)	(300,546)	(52.9)
Bridgepoint Group PLC	(122,402)	(279,744)	(49.3)
Britvic PLC	(14,070)	(117,386)	(20.7)
Close Brothers Group PLC	(38,838)	(437,552)	(77.0)
CMC Markets PLC	(35,266)	(99,264)	(17.5)
Cranswick PLC	(6,571)	(224,346)	(39.5)
Crest Nicholson Holdings PLC	(38,736)	(89,789)	(15.8)
Deliveroo PLC	(114,892)	(114,840)	(20.2)
Domino’s Pizza Group PLC	(130,818)	(338,333)	(59.6)
Elementis PLC	(83,065)	(87,813)	(15.5)
EMIS Group PLC	(1,562)	(33,282)	(5.9)
Empiric Student Property PLC	(54,921)	(51,646)	(9.1)
Energean PLC	(11,804)	(193,712)	(34.1)
Essentra PLC	(44,217)	(113,835)	(20.0)
Euromoney Institutional Investor PLC	(1,717)	(28,514)	(5.0)
Firstgroup PLC	(167,374)	(200,946)	(35.4)
GB Group PLC	(10,671)	(46,582)	(8.2)
Genus PLC	(3,949)	(115,412)	(20.3)
Great Portland Estates PLC	(49,830)	(293,737)	(51.7)
Halfords Group PLC	(87,051)	(176,000)	(31.0)
Helios Towers PLC	(14,031)	(20,160)	(3.6)
Home Reit PLC	(233,898)	(225,585)	(39.7)
Hotel Chocolat Group PLC	(6,082)	(10,253)	(1.8)
Ibstock PLC	(65,006)	(115,894)	(20.4)
IP Group PLC	(118,320)	(79,738)	(14.0)
John Wood Group PLC	(4,504)	(7,242)	(1.3)
Just Group PLC	(126,320)	(83,906)	(14.8)
Kape Technologies PLC	(112,196)	(283,066)	(49.8)
Keller Group PLC	(15,208)	(109,527)	(19.3)

32	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United Kingdom (continued)
Liontrust Asset Management PLC	(7,161)	$(70,132)	(12.4)%
Marston’s PLC	(55,610)	(22,359)	(3.9)
Mitie Group PLC	(369,504)	(303,362)	(53.4)
NCC Group PLC	(31,436)	(71,741)	(12.6)
On the Beach Group PLC	(121,692)	(144,175)	(25.4)
Oxford Biomedica PLC	(50,680)	(188,018)	(33.1)
Oxford Nanopore Technologies PLC	(23,297)	(70,178)	(12.4)
Petro Rio SA	(572,006)	(706,486)	(124.4)
Pets at Home Group PLC	(29,655)	(98,052)	(17.3)
Primary Health Properties PLC	(65,957)	(84,035)	(14.8)
PRS REIT PLC	(37,914)	(38,262)	(6.7)
Quilter PLC	(54,561)	(60,481)	(10.7)
Rank Group PLC	(73,882)	(44,397)	(7.8)
Rathbone Brothers PLC	(9,885)	(212,439)	(37.4)
Renewi PLC	(8,427)	(51,054)	(9.0)
S4 Capital PLC	(32,943)	(66,362)	(11.7)
Saga PLC	(160,496)	(158,105)	(27.8)
Savills PLC	(19,498)	(184,217)	(32.4)
Spirent Communications PLC	(5,325)	(15,807)	(2.8)
Target Healthcare REIT PLC	(21,992)	(21,866)	(3.9)
TI Fluid Systems PLC	(122,991)	(195,292)	(34.4)
Tronox Holdings PLC	(7,487)	(89,844)	(15.8)
Trustpilot Group PLC	(47,178)	(58,666)	(10.3)
Tullow Oil PLC	(483,205)	(224,569)	(39.5)
Urban Logistics REIT PLC	(58,569)	(88,324)	(15.6)
Victrex PLC	(6,612)	(125,580)	(22.1)
Volex PLC	(11,611)	(32,956)	(5.8)
Volution Group PLC	(16,423)	(58,133)	(10.2)
Wincanton PLC	(30,071)	(113,971)	(20.1)
Yellow Cake PLC	(92,356)	(454,931)	(80.1)

		(8,994,206)

United States
23andMe Holding Co., Class A	(5,094)	(15,995)	(2.8)
3D Systems Corp.	(10,974)	(96,900)	(17.1)
4D Molecular Therapeutics, Inc.	(820)	(7,101)	(1.3)
908 Devices, Inc.	(7,325)	(117,127)	(20.6)
AAON, Inc.	(250)	(16,123)	(2.8)
Aaron’s Co., Inc.	(4,099)	(42,712)	(7.5)
ABM Industries, Inc.	(2,366)	(105,311)	(18.5)
Accolade, Inc.	(20,545)	(221,475)	(39.0)
Aclaris Therapeutics, Inc.	(1,150)	(17,952)	(3.2)
ACM Research, Inc., Class A	(13,593)	(86,995)	(15.3)
Acushnet Holdings Corp.	(8,366)	(389,605)	(68.6)
ACV Auctions, Inc., Class A	(47,041)	(429,014)	(75.5)
AdaptHealth Corp.	(7,870)	(179,436)	(31.6)
Addus HomeCare Corp.	(337)	(34,516)	(6.1)
Adicet Bio, Inc.	(2,963)	(48,860)	(8.6)
Adtalem Global Education, Inc.	(8,693)	(362,498)	(63.8)
ADTRAN Holdings, Inc.	(2,755)	(61,877)	(10.9)
Aerojet Rocketdyne Holdings, Inc.	(2,545)	(123,305)	(21.7)
AeroVironment, Inc.	(1,077)	(98,546)	(17.4)
Aeva Technologies, Inc.	(62,334)	(124,668)	(22.0)
AEye, Inc.	(5,200)	(4,527)	(0.8)
Agiliti, Inc.	(23,420)	(409,147)	(72.0)
Air Transport Services Group, Inc.	(2,067)	(60,356)	(10.6)
Akero Therapeutics, Inc.	(1,241)	(52,445)	(9.2)
Alamo Group, Inc.	(506)	(76,952)	(13.5)
Albany International Corp., Class A	(3,228)	(295,749)	(52.1)
Alexander’s, Inc.	(1,595)	(374,650)	(66.0)
Alkami Technology, Inc.	(3,663)	(58,059)	(10.2)

Security	Shares	Value	% of Basket Value

United States (continued)
Allovir, Inc.	(3,597)	$(24,927)	(4.4)%
Alpha & Omega Semiconductor Ltd.	(1,694)	(55,479)	(9.8)
Altair Engineering, Inc., Class A	(1,694)	(83,091)	(14.6)
ALX Oncology Holdings, Inc.	(649)	(7,879)	(1.4)
A-Mark Precious Metals, Inc.	(2,997)	(91,139)	(16.0)
Ambac Financial Group, Inc.	(4,935)	(69,337)	(12.2)
AMC Networks, Inc., Class A	(3,195)	(71,919)	(12.7)
Amerant Bancorp, Inc.	(6,454)	(194,265)	(34.2)
American Equity Investment Life Holding Co.	(3,348)	(144,232)	(25.4)
American Finance Trust, Inc.	(19,730)	(134,953)	(23.8)
American States Water Co.	(6,615)	(598,393)	(105.4)
American Well Corp., Class A	(2,140)	(8,753)	(1.5)
America’s Car-Mart, Inc.	(1,629)	(111,358)	(19.6)
Amplitude, Inc., Class A	(23,922)	(401,890)	(70.8)
Anavex Life Sciences Corp.	(1,064)	(12,949)	(2.3)
ANI Pharmaceuticals, Inc.	(198)	(7,641)	(1.3)
Anywhere Real Estate, Inc.	(33,429)	(248,377)	(43.7)
Appfolio, Inc., Class A	(493)	(61,807)	(10.9)
Applied Industrial Technologies, Inc.	(2,626)	(326,622)	(57.5)
Arcturus Therapeutics Holdings, Inc.	(4,968)	(87,934)	(15.5)
Arcutis Biotherapeutics, Inc.	(3,485)	(61,615)	(10.8)
Ares Commercial Real Estate Corp.	(706)	(8,712)	(1.5)
Argan, Inc.	(9,640)	(334,219)	(58.8)
Argonaut Gold, Inc.	(134,573)	(39,512)	(7.0)
Arko Corp.	(22,125)	(226,781)	(39.9)
Astra Space, Inc.	(33,267)	(20,972)	(3.7)
Atea Pharmaceuticals, Inc.	(9,793)	(58,758)	(10.3)
Atlanticus Holdings Corp.	(464)	(13,252)	(2.3)
Atlas Air Worldwide Holdings, Inc.	(1,422)	(143,821)	(25.3)
Avid Technology, Inc.	(5,648)	(155,264)	(27.3)
AZZ, Inc.	(2,941)	(118,228)	(20.8)
B Riley Financial, Inc.	(582)	(23,676)	(4.2)
Babcock & Wilcox Enterprises, Inc.	(15,275)	(69,654)	(12.3)
Balchem Corp.	(1,203)	(168,179)	(29.6)
Bally’s Corp.	(13,907)	(313,464)	(55.2)
Bank of Hawaii Corp.	(2,114)	(160,558)	(28.3)
Banner Corp.	(20,699)	(1,547,250)	(272.4)
BARK, Inc.	(14,017)	(25,651)	(4.5)
Barnes Group, Inc.	(5,337)	(188,770)	(33.2)
Barrett Business Services, Inc.	(174)	(15,176)	(2.7)
Beauty Health Co.	(24,973)	(285,441)	(50.3)
BellRing Brands, Inc.	(7,811)	(189,182)	(33.3)
Benchmark Electronics, Inc.	(2,223)	(63,111)	(11.1)
Berkshire Hills Bancorp, Inc.	(7,009)	(205,013)	(36.1)
BigCommerce Holdings, Inc.	(18,079)	(268,654)	(47.3)
BioCryst Pharmaceuticals, Inc.	(10,120)	(135,102)	(23.8)
BioLife Solutions, Inc.	(406)	(9,549)	(1.7)
Bioventus, Inc., Class A	(681)	(5,543)	(1.0)
Bioxcel Therapeutics, Inc.	(4,070)	(51,241)	(9.0)
Bloomin’ Brands, Inc.	(19,699)	(472,973)	(83.3)
Blue Bird Corp.	(2,616)	(23,989)	(4.2)
BlueLinx Holdings, Inc.	(884)	(62,287)	(11.0)
Boston Omaha Corp., Class A	(10,477)	(291,994)	(51.4)
Brady Corp., Class A	(2,375)	(108,656)	(19.1)
Brightsphere Investment Group, Inc.	(26,363)	(496,152)	(87.4)
Brinker International, Inc.	(2,599)	(86,781)	(15.3)
Broadmark Realty Capital, Inc.	(30,473)	(177,353)	(31.2)
BRP Group, Inc., Class A	(11,405)	(323,332)	(56.9)
C3.AI, Inc., Class A	(8,978)	(117,702)	(20.7)
Calavo Growers, Inc.	(1,909)	(66,032)	(11.6)
Caleres, Inc.	(3,602)	(98,443)	(17.3)

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
California Resources Corp.	(18,187)	$(820,416)	(144.5)%
Callon Petroleum Co.	(9,920)	(436,083)	(76.8)
Cano Health, Inc.	(3,520)	(12,602)	(2.2)
Cardlytics, Inc.	(10,774)	(101,599)	(17.9)
CareMax, Inc.	(1,694)	(11,926)	(2.1)
Caribou Biosciences, Inc.	(7,909)	(77,034)	(13.6)
Cathay General Bancorp	(4,584)	(209,030)	(36.8)
CCC Intelligent Solutions Holdings, Inc.	(14,004)	(130,657)	(23.0)
Celldex Therapeutics, Inc.	(6,150)	(216,050)	(38.0)
Centerspace	(3,340)	(231,462)	(40.8)
Centrus Energy Corp., Class A	(3,165)	(149,736)	(26.4)
Century Communities, Inc.	(734)	(32,670)	(5.8)
Cerevel Therapeutics Holdings, Inc.	(12,356)	(345,474)	(60.8)
Chesapeake Utilities Corp.	(68)	(8,458)	(1.5)
Children’s Place, Inc.	(5,942)	(240,532)	(42.4)
City Holding Co.	(2,857)	(288,128)	(50.7)
Clarus Corp.	(3,353)	(40,605)	(7.1)
Clearfield, Inc.	(1,856)	(225,448)	(39.7)
Columbia Financial, Inc.	(5,082)	(104,384)	(18.4)
Comfort Systems USA, Inc.	(505)	(62,256)	(11.0)
CommScope Holding Co., Inc.	(6,037)	(79,930)	(14.1)
Community Healthcare Trust, Inc.	(2,521)	(87,227)	(15.4)
Community Trust Bancorp, Inc.	(2,306)	(109,051)	(19.2)
Computer Programs and Systems, Inc.	(455)	(14,697)	(2.6)
Comtech Telecommunications Corp.	(1,095)	(12,100)	(2.1)
Conduent, Inc.	(11,818)	(48,690)	(8.6)
CONMED Corp.	(3,161)	(252,027)	(44.4)
Consensus Cloud Solutions, Inc.	(2,821)	(158,371)	(27.9)
Core & Main, Inc., Class A	(850)	(20,043)	(3.5)
Corporate Office Properties Trust	(5,800)	(154,570)	(27.2)
Coursera, Inc.	(13,658)	(176,052)	(31.0)
Credo Technology Group Holding Ltd.	(5,291)	(72,698)	(12.8)
Crinetics Pharmaceuticals, Inc.	(9,352)	(172,638)	(30.4)
Cross Country Healthcare, Inc.	(4,503)	(167,016)	(29.4)
CryoPort, Inc.	(3,992)	(110,818)	(19.5)
CS Disco, Inc.	(3,936)	(42,194)	(7.4)
CSG Systems International, Inc.	(5,268)	(340,682)	(60.0)
CSW Industrials, Inc.	(87)	(11,216)	(2.0)
CTS Corp.	(4,244)	(167,723)	(29.5)
Cullinan Oncology, Inc.	(11,877)	(156,064)	(27.5)
Curo Group Holdings Corp.	(1,527)	(7,895)	(1.4)
Cytek Biosciences, Inc.	(3,229)	(50,114)	(8.8)
Denny’s Corp.	(465)	(5,268)	(0.9)
DermTech, Inc.	(2,125)	(6,843)	(1.2)
Designer Brands, Inc., Class A	(9,033)	(137,573)	(24.2)
Diebold Nixdorf, Inc.	(9,191)	(22,886)	(4.0)
Digi International, Inc.	(5,497)	(221,694)	(39.0)
DigitalBridge Group, Inc.	(14,904)	(190,771)	(33.6)
Dine Brands Global, Inc.	(2,860)	(206,177)	(36.3)
DMC Global, Inc.	(2,451)	(53,040)	(9.3)
DocGo, Inc.	(1,097)	(10,860)	(1.9)
Doma Holdings, Inc.	(57,470)	(31,183)	(5.5)
Donnelley Financial Solutions, Inc.	(5,606)	(226,651)	(39.9)
Douglas Elliman, Inc.	(63,105)	(291,545)	(51.3)
Driven Brands Holdings, Inc.	(5,043)	(161,275)	(28.4)
Duck Creek Technologies, Inc.	(10,885)	(129,967)	(22.9)
Dynavax Technologies Corp.	(19,026)	(217,848)	(38.4)
Dynex Capital, Inc.	(18,479)	(220,639)	(38.8)
E2open Parent Holdings, Inc.	(46,764)	(272,634)	(48.0)
Easterly Government Properties, Inc.	(12,213)	(212,384)	(37.4)
Eastern Bankshares, Inc.	(23,160)	(443,977)	(78.2)
Eastman Kodak Co.	(9,598)	(51,349)	(9.0)

Security	Shares	Value	% of Basket Value

United States (continued)
Edgewell Personal Care Co.	(6,759)	$(264,885)	(46.6)%
Edgio, Inc.	(2,596)	(6,983)	(1.2)
Ellington Financial, Inc.	(32,198)	(430,809)	(75.9)
Elme Communities	(10,865)	(207,413)	(36.5)
Embark Technology, Inc.	(814)	(4,917)	(0.9)
Embecta Corp.	(21,208)	(655,751)	(115.5)
Empire State Realty Trust, Inc., Class A	(24,260)	(178,796)	(31.5)
Encore Capital Group, Inc.	(9,434)	(480,379)	(84.6)
Energizer Holdings, Inc.	(10,225)	(295,400)	(52.0)
EnerSys	(5,260)	(348,685)	(61.4)
Enhabit, Inc.	(1,181)	(14,668)	(2.6)
Enovix Corp.	(8,867)	(167,320)	(29.5)
Enterprise Financial Services Corp.	(4,973)	(265,906)	(46.8)
Esab Corp.	(6,780)	(252,894)	(44.5)
ESCO Technologies, Inc.	(1,840)	(158,553)	(27.9)
ESS Tech, Inc.	(1,946)	(8,232)	(1.4)
EverQuote, Inc., Class A	(1,485)	(9,044)	(1.6)
Evolus, Inc.	(15,897)	(136,078)	(24.0)
Expro Group Holdings NV	(23,575)	(446,275)	(78.6)
Fastly, Inc., Class A	(17,419)	(147,887)	(26.0)
Federal Signal Corp.	(7,762)	(362,097)	(63.8)
Federated Investors, Inc.	(4,871)	(169,267)	(29.8)
Figs, Inc., Class A	(21,031)	(155,209)	(27.3)
First Financial Bankshares, Inc.	(4,872)	(187,523)	(33.0)
First Financial Corp.	(619)	(30,015)	(5.3)
First Hawaiian, Inc.	(10,346)	(264,651)	(46.6)
First Merchants Corp.	(11,648)	(522,995)	(92.1)
FirstCash Holdings, Inc.	(2,230)	(219,544)	(38.7)
Forestar Group, Inc.	(4,472)	(51,786)	(9.1)
Franklin Electric Co., Inc.	(131)	(10,734)	(1.9)
Franklin Street Properties Corp.	(25,793)	(74,284)	(13.1)
Fresh Del Monte Produce, Inc.	(310)	(8,085)	(1.4)
Freshpet, Inc.	(6,750)	(397,912)	(70.1)
fuboTV, Inc.	(73,409)	(268,677)	(47.3)
Fulton Financial Corp.	(13,839)	(252,285)	(44.4)
Funko, Inc., Class A	(10,530)	(217,445)	(38.3)
Gannett Co., Inc.	(123,702)	(179,368)	(31.6)
Gates Industrial Corp. PLC	(6,939)	(77,370)	(13.6)
Genesco, Inc.	(3,982)	(187,313)	(33.0)
Gentherm, Inc.	(1,291)	(75,420)	(13.3)
Genworth Financial, Inc., Class A	(8,822)	(41,199)	(7.3)
German American Bancorp, Inc.	(2,234)	(87,774)	(15.5)
Geron Corp.	(24,930)	(55,345)	(9.7)
Getty Realty Corp.	(4,249)	(133,801)	(23.6)
Glacier Bancorp, Inc.	(9,011)	(516,150)	(90.9)
Glaukos Corp.	(1,624)	(91,058)	(16.0)
Global Net Lease, Inc.	(11,148)	(136,563)	(24.0)
Globalstar, Inc.	(194,858)	(422,842)	(74.5)
Graham Holdings Co., Class B	(1,067)	(665,669)	(117.2)
Grand Canyon Education, Inc.	(1,679)	(168,958)	(29.7)
Great Southern Bancorp, Inc.	(641)	(39,729)	(7.0)
Green Plains, Inc.	(4,289)	(123,909)	(21.8)
Grid Dynamics Holdings, Inc.	(2,828)	(38,489)	(6.8)
Griffon Corp.	(6,084)	(195,540)	(34.4)
Hagerty, Inc., Class A	(1,883)	(17,116)	(3.0)
Hamilton Lane, Inc., Class A	(659)	(39,421)	(6.9)
Hawaiian Electric Industries, Inc.	(2,554)	(97,154)	(17.1)
Hayward Holdings, Inc.	(8,998)	(83,232)	(14.7)
HCI Group, Inc.	(920)	(33,709)	(5.9)
Heritage Financial Corp.	(547)	(18,428)	(3.2)
Hillman Solutions Corp.	(30,743)	(240,103)	(42.3)
Hims & Hers Health, Inc.	(6,878)	(31,226)	(5.5)

34	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Hippo Holdings, Inc.	(3,946)	$(68,187)	(12.0)%
HNI Corp.	(1,600)	(46,384)	(8.2)
Honest Co., Inc.	(51,331)	(169,906)	(29.9)
Horace Mann Educators Corp.	(4,180)	(164,943)	(29.0)
Hostess Brands, Inc.	(34,952)	(925,529)	(163.0)
Hovnanian Enterprises, Inc., Class A	(2,834)	(114,295)	(20.1)
Huron Consulting Group, Inc.	(3,507)	(258,220)	(45.5)
Hydrofarm Holdings Group, Inc.	(23,545)	(60,746)	(10.7)
Hyliion Holdings Corp.	(43,590)	(124,232)	(21.9)
Hyster-Yale Materials Handling, Inc.	(1,951)	(56,891)	(10.0)
ICF International, Inc.	(547)	(65,438)	(11.5)
Ichor Holdings Ltd.	(11,104)	(282,486)	(49.7)
Ideaya Biosciences, Inc.	(747)	(12,617)	(2.2)
IES Holdings, Inc.	(423)	(13,976)	(2.5)
iHeartMedia, Inc., Class A	(16,294)	(134,914)	(23.8)
Imago Biosciences, Inc.	(5,821)	(98,957)	(17.4)
ImmunityBio, Inc.	(13,812)	(75,966)	(13.4)
Immunovant, Inc.	(4,981)	(55,787)	(9.8)
Impinj, Inc.	(888)	(101,791)	(17.9)
Independent Bank Corp.	(5,611)	(488,213)	(86.0)
Indus Realty Trust, Inc.	(5,550)	(287,434)	(50.6)
Inhibrx, Inc.	(4,230)	(136,121)	(24.0)
Innospec, Inc.	(3,947)	(394,661)	(69.5)
Inseego Corp.	(2,285)	(5,164)	(0.9)
Insight Enterprises, Inc.	(1,810)	(171,063)	(30.1)
Insteel Industries, Inc.	(2,234)	(58,866)	(10.4)
Integer Holdings Corp.	(1,771)	(110,386)	(19.4)
International Bancshares Corp.	(6,014)	(298,294)	(52.5)
IonQ, Inc.	(10,569)	(62,251)	(11.0)
Iovance Biotherapeutics, Inc.	(11,162)	(104,253)	(18.4)
IVERIC bio, Inc.	(1,758)	(42,051)	(7.4)
Jack in the Box, Inc.	(9,141)	(806,510)	(142.0)
John B Sanfilippo & Son, Inc.	(1,878)	(156,644)	(27.6)
John Wiley & Sons, Inc., Class A	(11,412)	(481,472)	(84.8)
Kennedy-Wilson Holdings, Inc.	(31,689)	(526,354)	(92.7)
Keros Therapeutics, Inc.	(2,473)	(124,491)	(21.9)
Kezar Life Sciences, Inc.	(8,803)	(66,155)	(11.6)
Kiniksa Pharmaceuticals Ltd., Class A	(1,153)	(13,167)	(2.3)
KKR Real Estate Finance Trust, Inc.	(43,442)	(756,760)	(133.2)
Kontoor Brands, Inc.	(5,299)	(189,174)	(33.3)
Kosmos Energy Ltd.	(1,315)	(8,534)	(1.5)
Krystal Biotech, Inc.	(5,080)	(388,620)	(68.4)
Lakeland Financial Corp.	(824)	(68,104)	(12.0)
Laredo Petroleum, Inc.	(6,508)	(420,742)	(74.1)
Latch, Inc.	(7,304)	(9,787)	(1.7)
Latham Group, Inc.	(2,532)	(11,191)	(2.0)
La-Z-Boy, Inc.	(9,654)	(239,130)	(42.1)
Liberty Media Corp-Liberty Braves, Class C	(2,246)	(69,985)	(12.3)
Life Time Group Holdings, Inc.	(13,568)	(142,328)	(25.1)
Lordstown Motors Corp., Class A	(86,575)	(156,701)	(27.6)
Loyalty Ventures, Inc.	(13,930)	(16,437)	(2.9)
Lumber Liquidators Holdings, Inc.	(5,714)	(47,540)	(8.4)
Madison Square Garden Entertainment Corp.	(1,305)	(63,984)	(11.3)
Markforged Holding Corp.	(47,375)	(103,278)	(18.2)
Matterport, Inc.	(29,031)	(101,318)	(17.8)
Matthews International Corp., Class A	(17,515)	(470,803)	(82.9)
MaxCyte, Inc.	(11,740)	(81,241)	(14.3)
Mercury Systems, Inc.	(2,488)	(120,419)	(21.2)
Mersana Therapeutics, Inc.	(11,703)	(91,986)	(16.2)
Mesa Laboratories, Inc.	(1,615)	(213,519)	(37.6)
MGP Ingredients, Inc.	(1,477)	(165,498)	(29.1)
Minerals Technologies, Inc.	(5,940)	(326,759)	(57.5)

Security	Shares	Value	%of Basket Value

United States (continued)
Mirion Technologies, Inc.	(57,246)	$(462,548)	(81.4)%
Mission Produce, Inc.	(8,972)	(149,294)	(26.3)
Monte Rosa Therapeutics, Inc.	(642)	(5,906)	(1.0)
Montrose Environmental Group, Inc.	(9,118)	(399,186)	(70.3)
Movado Group, Inc.	(1,737)	(57,443)	(10.1)
MSA Safety, Inc.	(1,932)	(259,352)	(45.7)
MYR Group, Inc.	(519)	(45,418)	(8.0)
Myriad Genetics, Inc.	(2,487)	(51,580)	(9.1)
N-able, Inc.	(697)	(7,549)	(1.3)
NanoString Technologies, Inc.	(2,407)	(25,177)	(4.4)
National HealthCare Corp.	(2,932)	(178,617)	(31.4)
National Presto Industries, Inc.	(708)	(49,907)	(8.8)
National Vision Holdings, Inc.	(343)	(12,705)	(2.2)
Navient Corp.	(8,532)	(129,174)	(22.7)
Navitas Semiconductor Corp.	(3,017)	(12,702)	(2.2)
NBT Bancorp, Inc.	(12,595)	(596,877)	(105.1)
Nelnet, Inc., Class A	(1,393)	(124,102)	(21.9)
Neogen Corp.	(8,824)	(116,477)	(20.5)
NETSTREIT Corp.	(7,757)	(145,987)	(25.7)
New Jersey Resources Corp.	(11,632)	(519,252)	(91.4)
Newmark Group, Inc., Class A	(31,567)	(258,534)	(45.5)
NexTier Oilfield Solutions, Inc.	(6,774)	(68,282)	(12.0)
Nicolet Bankshares, Inc.	(185)	(14,114)	(2.5)
nLight, Inc.	(3,152)	(33,947)	(6.0)
Northern Oil and Gas, Inc.	(6,803)	(232,254)	(40.9)
Northwest Bancshares, Inc.	(19,707)	(296,787)	(52.3)
Novanta, Inc.	(1,916)	(270,922)	(47.7)
Nuvation Bio, Inc.	(2,316)	(5,095)	(0.9)
ODP Corp.	(7,746)	(306,509)	(54.0)
Offerpad Solutions, Inc.	(51,353)	(50,044)	(8.8)
Office Properties Income Trust	(2,250)	(34,425)	(6.1)
O-I Glass, Inc.	(9,652)	(157,424)	(27.7)
Olo, Inc., Class A	(23,250)	(204,833)	(36.1)
ON24, Inc.	(38,985)	(317,338)	(55.9)
OneSpan, Inc.	(5,225)	(57,423)	(10.1)
Open Lending Corp., Class A	(7,762)	(55,654)	(9.8)
Opendoor Technologies, Inc.	(201,398)	(521,621)	(91.8)
OptimizeRx Corp.	(3,498)	(53,922)	(9.5)
Orion Office REIT, Inc.	(30,666)	(287,340)	(50.6)
Ouster, Inc.	(56,526)	(70,658)	(12.4)
Outset Medical, Inc.	(10,920)	(169,697)	(29.9)
Owens & Minor, Inc.	(5,775)	(98,175)	(17.3)
Pacific Biosciences of California, Inc.	(4,757)	(40,149)	(7.1)
PAR Technology Corp.	(1,419)	(40,839)	(7.2)
Park National Corp.	(211)	(31,123)	(5.5)
Party City Holdco, Inc.	(78,074)	(131,945)	(23.2)
Patterson Cos., Inc.	(222)	(5,765)	(1.0)
Paymentus Holdings, Inc., Class A	(38,695)	(402,428)	(70.9)
Pegasystems, Inc.	(369)	(13,730)	(2.4)
PennyMac Mortgage Investment Trust	(4,819)	(66,840)	(11.8)
Piedmont Lithium, Inc.	(1,679)	(104,467)	(18.4)
Piedmont Office Realty Trust, Inc., Class A	(18,169)	(189,866)	(33.4)
Pitney Bowes, Inc.	(1,113)	(3,461)	(0.6)
PJT Partners, Inc., Class A	(701)	(52,154)	(9.2)
Planet Labs PBC	(17,206)	(90,332)	(15.9)
Plexus Corp.	(165)	(16,236)	(2.9)
Plymouth Industrial REIT, Inc.	(15,656)	(288,697)	(50.8)
Porch Group, Inc.	(84,672)	(115,154)	(20.3)
PRA Group, Inc.	(1,916)	(64,186)	(11.3)
Praxis Precision Medicines, Inc.	(8,723)	(17,184)	(3.0)
PriceSmart, Inc.	(3,279)	(209,758)	(36.9)
ProAssurance Corp.	(1,278)	(28,384)	(5.0)

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Progress Software Corp.	(6,645)	$(339,094)	(59.7)%
Prometheus Biosciences, Inc.	(2,924)	(153,568)	(27.0)
PubMatic, Inc., Class A	(7,581)	(131,909)	(23.2)
Pulmonx Corp.	(15,929)	(212,811)	(37.5)
Quanterix Corp.	(2,195)	(24,299)	(4.3)
Rackspace Technology, Inc.	(19,724)	(101,579)	(17.9)
Ranger Oil Corp., Class A	(1,569)	(64,172)	(11.3)
Ready Capital Corp.	(69,448)	(841,710)	(148.2)
RealReal, Inc.	(134,238)	(226,862)	(39.9)
Redwood Trust, Inc.	(1,689)	(12,043)	(2.1)
Relay Therapeutics, Inc.	(4,153)	(92,280)	(16.2)
Relmada Therapeutics, Inc.	(13,273)	(84,814)	(14.9)
Remitly Global, Inc.	(8,682)	(100,885)	(17.8)
Rent-A-Center, Inc.	(4,015)	(83,713)	(14.7)
Replimune Group, Inc.	(994)	(18,250)	(3.2)
Retail Opportunity Investments Corp.	(6,956)	(100,723)	(17.7)
REV Group, Inc.	(20,389)	(280,145)	(49.3)
Revance Therapeutics, Inc.	(2,064)	(46,048)	(8.1)
Reynolds Consumer Products, Inc.	(6,371)	(194,570)	(34.3)
Rhythm Pharmaceuticals, Inc.	(9,494)	(238,964)	(42.1)
Rimini Street, Inc.	(6,144)	(34,468)	(6.1)
RLI Corp.	(3,797)	(493,876)	(87.0)
Rocket Lab USA, Inc.	(65,561)	(333,705)	(58.8)
Rush Street Interactive, Inc.	(63,380)	(263,027)	(46.3)
Ryan Specialty Holdings, Inc.	(214)	(9,598)	(1.7)
Safety Insurance Group, Inc.	(1,293)	(112,426)	(19.8)
Sally Beauty Holdings, Inc.	(18,986)	(241,312)	(42.5)
Sanmina Corp.	(719)	(40,300)	(7.1)
Saul Centers, Inc.	(676)	(27,682)	(4.9)
Schnitzer Steel Industries, Inc., Class A	(2,378)	(64,182)	(11.3)
Schrodinger, Inc.	(4,732)	(113,426)	(20.0)
Schweitzer-Mauduit International, Inc.	(2,632)	(62,484)	(11.0)
Seer, Inc.	(2,152)	(16,850)	(3.0)
Selectquote, Inc.	(37,417)	(25,219)	(4.4)
Sema4 Holdings Corp.	(20,730)	(21,352)	(3.8)
Seres Therapeutics, Inc.	(4,679)	(41,456)	(7.3)
ServisFirst Bancshares, Inc.	(2,417)	(182,073)	(32.1)
Shenandoah Telecommunications Co.	(6,681)	(151,391)	(26.7)
Shoe Carnival, Inc.	(529)	(12,685)	(2.2)
SI-BONE, Inc.	(19,895)	(386,759)	(68.1)
Silgan Holdings, Inc.	(8,766)	(415,158)	(73.1)
Silk Road Medical, Inc.	(3,314)	(146,081)	(25.7)
Silvergate Capital Corp., Class A	(2,956)	(167,783)	(29.5)
Sinclair Broadcast Group, Inc., Class A	(10,868)	(193,559)	(34.1)
SITE Centers Corp.	(1,778)	(22,012)	(3.9)
SiTime Corp.	(1,253)	(112,532)	(19.8)
SJW Group	(1,812)	(128,072)	(22.6)
SomaLogic, Inc.	(23,103)	(80,167)	(14.1)
Sonos, Inc.	(2,085)	(33,610)	(5.9)
Southside Bancshares, Inc.	(1,979)	(67,761)	(11.9)
Sprout Social, Inc., Class A	(1,473)	(88,866)	(15.6)
St Joe Co.	(353)	(12,542)	(2.2)
Stem, Inc.	(2,909)	(39,562)	(7.0)
StepStone Group, Inc., Class A	(8,973)	(264,883)	(46.6)
Stericycle, Inc.	(5,410)	(241,178)	(42.5)
Stock Yards Bancorp, Inc.	(5,416)	(423,477)	(74.6)
StoneX Group, Inc.	(723)	(67,470)	(11.9)
Stride, Inc.	(2,133)	(71,477)	(12.6)
Sumo Logic, Inc.	(13,461)	(103,784)	(18.3)

Security	Shares	Value	% of Basket Value

United States (continued)
Sun Country Airlines Holdings, Inc.	(14,254)	$(232,055)	(40.9)%
Sunstone Hotel Investors, Inc.	(28,166)	(314,051)	(55.3)
Talos Energy, Inc.	(2,326)	(49,497)	(8.7)
TaskUS, Inc., Class A	(17,917)	(361,744)	(63.7)
Tejon Ranch Co.	(4,246)	(71,927)	(12.7)
Telephone and Data Systems, Inc.	(7,304)	(124,168)	(21.9)
Telos Corp.	(16,718)	(177,211)	(31.2)
Tennant Co.	(1,507)	(87,783)	(15.5)
TFS Financial Corp.	(939)	(13,193)	(2.3)
ThredUp, Inc., Class A	(18,659)	(22,951)	(4.0)
Thryv Holdings, Inc.	(3,120)	(63,835)	(11.2)
Tidewater, Inc.	(7,669)	(259,979)	(45.8)
TimkenSteel Corp.	(6,610)	(115,278)	(20.3)
Towne Bank	(1,120)	(36,893)	(6.5)
Traeger, Inc.	(2,810)	(11,662)	(2.1)
TransMedics Group, Inc.	(2,419)	(116,644)	(20.5)
Treace Medical Concepts, Inc.	(9,194)	(225,069)	(39.6)
Tredegar Corp.	(4,762)	(51,858)	(9.1)
TreeHouse Foods, Inc.	(5,134)	(257,932)	(45.4)
TriCo Bancshares	(5,056)	(292,793)	(51.6)
Trinseo PLC	(17,840)	(335,749)	(59.1)
Triumph Group, Inc.	(6,505)	(58,870)	(10.4)
Trustmark Corp.	(11,657)	(426,296)	(75.1)
TTM Technologies, Inc.	(15,007)	(229,757)	(40.5)
Tupperware Brands Corp.	(22,350)	(172,766)	(30.4)
Twist Bioscience Corp.	(9,643)	(316,580)	(55.7)
Two Harbors Investment Corp.	(65,092)	(231,728)	(40.8)
Ultra Clean Holdings, Inc.	(571)	(17,764)	(3.1)
UMH Properties, Inc.	(2,350)	(41,219)	(7.3)
UniFirst Corp.	(155)	(28,522)	(5.0)
Unisys Corp.	(3,921)	(33,329)	(5.9)
Uniti Group, Inc.	(61,382)	(476,324)	(83.9)
Universal Health Realty Income Trust	(4,838)	(235,465)	(41.5)
Urstadt Biddle Properties, Inc., Class A	(8,746)	(163,900)	(28.9)
Velo3D, Inc.	(7,344)	(28,935)	(5.1)
Velodyne Lidar, Inc.	(16,195)	(15,993)	(2.8)
Vericel Corp.	(2,655)	(71,366)	(12.6)
Veritiv Corp.	(1,272)	(147,883)	(26.0)
Verra Mobility Corp.	(9,545)	(162,933)	(28.7)
ViaSat, Inc.	(4,963)	(203,284)	(35.8)
Victoria’s Secret & Co.	(2,425)	(91,180)	(16.1)
Vista Outdoor, Inc.	(13,146)	(381,760)	(67.2)
Volta, Inc.	(62,212)	(69,055)	(12.2)
W&T Offshore, Inc.	(19,639)	(149,060)	(26.2)
WD-40 Co.	(572)	(91,612)	(16.1)
Werner Enterprises, Inc.	(42)	(1,646)	(0.3)
WesBanco, Inc.	(1,184)	(47,881)	(8.4)
Wheels Up Experience, Inc.	(16,020)	(28,355)	(5.0)
White Mountains Insurance Group Ltd.	(666)	(943,156)	(166.1)
WideOpenWest, Inc.	(8,105)	(111,120)	(19.6)
Wolverine World Wide, Inc.	(4,524)	(77,496)	(13.6)
Worthington Industries, Inc.	(1,375)	(65,395)	(11.5)
WSFS Financial Corp.	(9,249)	(430,633)	(75.8)
WW International, Inc.	(17,634)	(79,706)	(14.0)
Xenia Hotels & Resorts, Inc.	(14,270)	(243,732)	(42.9)
XPEL, Inc.	(724)	(50,094)	(8.8)

36	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Zentalis Pharmaceuticals, Inc.	(5,735)	$(143,891)	(25.3)%
Zimvie, Inc.	(4,062)	(35,624)	(6.3)

		(72,872,956)

Preferred Stocks

Germany
Jungheinrich AG	(5,870)	(145,876)	(25.7)

Total Reference Entity — Short		(152,162,388)

Net Value of Reference Entity — Bank of America N.A		$567,946

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Bank of America N.A. as of period end, termination dates February 15, 2023 and November 15, 2023:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Australia
Allkem Ltd.	10,395	$96,046	(8.4)%
Aristocrat Leisure Ltd.	3,632	86,209	(7.5)
ASX Ltd.	1,723	74,655	(6.5)
Bank of Queensland Ltd.	31,720	149,378	(13.1)
Bendigo & Adelaide Bank Ltd.	8,531	49,246	(4.3)
BHP Group Ltd.	17,932	430,730	(37.7)
Boral Ltd.	165,505	304,955	(26.7)
carsales.com Ltd.	5,320	68,914	(6.0)
Coles Group Ltd.	6,175	64,564	(5.7)
CSR Ltd.	46,177	136,789	(12.0)
Deterra Royalties Ltd.	39,957	104,845	(9.2)
Domain Holdings Australia Ltd.	65,142	138,829	(12.1)
Domino’s Pizza Enterprises Ltd.	2,502	102,016	(8.9)
Flight Centre Travel Group Ltd.	6,691	71,215	(6.2)
GPT Group	106,211	293,521	(25.7)
Harvey Norman Holdings Ltd.	58,573	155,821	(13.6)
IGO Ltd.	5,227	51,120	(4.5)
Iluka Resources Ltd.	28,278	156,675	(13.7)
Insignia Financial Ltd.	111,617	225,009	(19.7)
Magellan Financial Group Ltd.	6,312	40,023	(3.5)
Medibank Pvt Ltd.	27,697	49,873	(4.4)
Mineral Resources Ltd.	1,808	84,762	(7.4)
National Australia Bank Ltd.	1,304	27,087	(2.4)
Orora Ltd.	59,868	116,175	(10.2)
OZ Minerals Ltd.	1,070	16,568	(1.5)
Pilbara Minerals Ltd.	94,563	307,353	(26.9)
Pro Medicus Ltd.	968	34,487	(3.0)
REA Group Ltd.	2,680	207,716	(18.2)
Scentre Group	17,974	33,450	(2.9)
SEEK Ltd.	23,181	319,107	(27.9)
Shopping Centres Australasia Property Group	47,431	82,611	(7.2)
Star Entertainment Group Ltd.	65,336	122,905	(10.8)
Steadfast Group Ltd.	18,815	60,956	(5.3)
Stockland	49,175	113,304	(9.9)
Treasury Wine Estates Ltd.	4,706	38,998	(3.4)

Security	Shares	Value	% of Basket Value

Australia (continued)
Westpac Banking Corp.	24,607	$379,956	(33.2)%
WiseTech Global Ltd.	3,892	143,938	(12.6)

		4,939,806

Austria
Andritz AG	3,500	162,668	(14.2)
Erste Group Bank AG	37,657	928,054	(81.2)

		1,090,722

Belgium
Ackermans & van Haaren NV	2,253	313,891	(27.5)
Anheuser-Busch InBev SA	231	11,555	(1.0)
Etablissements Franz Colruyt NV	22,671	546,464	(47.8)
Solvay SA	4,577	413,033	(36.1)
Warehouses De Pauw CVA	12,607	323,570	(28.3)

		1,608,513

Bermuda
Axis Capital Holdings Ltd.	11,122	608,040	(53.2)
Hiscox Ltd.	34,784	358,335	(31.4)
Triton International Ltd.	641	38,902	(3.4)

		1,005,277

Canada
Air Canada	2,893	41,643	(3.6)
Alamos Gold, Inc., Class A	43,116	340,219	(29.8)
Algonquin Power & Utilities Corp.	9,139	101,161	(8.8)
ARC Resources Ltd.	22,425	315,713	(27.6)
Bombardier, Inc., Class B	1,818	53,392	(4.7)
Boralex, Inc., Class A	4,656	132,023	(11.6)
Brookfield Infrastructure Corp., Class A	9,301	401,301	(35.1)
Canada Goose Holdings, Inc.	7,145	116,892	(10.2)
Canadian Natural Resources Ltd.	10,982	658,670	(57.6)
Canadian Tire Corp. Ltd., Class A	1,132	126,873	(11.1)
Capital Power Corp.	2,878	96,331	(8.4)
Cargojet, Inc.	1,209	117,852	(10.3)
CGI, Inc.	6	483	(0.0)
Colliers International Group, Inc.	531	49,836	(4.4)
Crescent Point Energy Corp.	7,403	57,872	(5.1)
Emera, Inc.	1,901	70,453	(6.2)
First Majestic Silver Corp.	18,253	153,543	(13.4)
George Weston Ltd.	1,309	144,078	(12.6)
GFL Environmental, Inc.	11,935	322,127	(28.2)
Great-West Lifeco, Inc.	15,644	362,177	(31.7)
Hydro One Ltd.	8,441	211,652	(18.5)
IGM Financial, Inc.	3,215	86,065	(7.5)
Imperial Oil Ltd.	713	38,786	(3.4)
Ivanhoe Mines Ltd., Class A	14,883	103,237	(9.0)
Keyera Corp.	4,940	105,882	(9.3)
Lithium Americas Corp.	605	15,054	(1.3)
Lululemon Athletica, Inc.	4,250	1,398,420	(122.4)
Lundin Mining Corp.	4,298	22,526	(2.0)
Methanex Corp.	1,099	38,358	(3.4)
Northland Power, Inc.	1,040	30,261	(2.6)
Parex Resources, Inc.	6,443	98,275	(8.6)
RioCan Real Estate Investment Trust	824	11,740	(1.0)
Stantec, Inc.	7,174	351,025	(30.7)
TC Energy Corp.	810	35,578	(3.1)
TELUS Corp.	38,035	794,286	(69.5)
Toronto-Dominion Bank	7,926	507,262	(44.4)
Wheaton Precious Metals Corp.	21,263	695,630	(60.9)

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Canada (continued)
Whitecap Resources, Inc.	15,738	$121,990	(10.7)%
WSP Global, Inc.	1,800	221,229	(19.4)

		8,549,895

China
Budweiser Brewing Co. APAC Ltd.	24,900	52,408	(4.6)
Chow Tai Fook Jewellery Group Ltd.	55,400	94,849	(8.3)
NXP Semiconductors NV	2,017	294,643	(25.8)

		441,900

Denmark
AP Moller - Maersk A/S, Class A	28	56,019	(4.9)
AP Moller - Maersk A/S, Class B	15	31,338	(2.7)
Coloplast A/S, Class B	2,306	257,050	(22.5)
Demant A/S	1,075	29,355	(2.6)
Genmab A/S	144	55,470	(4.9)
GN Store Nord A/S	2,586	54,956	(4.8)
H Lundbeck A/S	25,361	94,893	(8.3)
Novozymes A/S, B Shares	1,652	86,714	(7.6)
SimCorp A/S	1,118	66,757	(5.8)
Tryg A/S	1,658	35,861	(3.1)
Vestas Wind Systems A/S	6,309	124,374	(10.9)

		892,787

Finland
Kone OYJ, Class B	4,060	166,240	(14.5)
Nokia OYJ	42,610	189,355	(16.6)
Nokian Renkaat OYJ	42,583	480,201	(42.0)
Outokumpu OYJ	33,362	133,894	(11.7)
Stora Enso OYJ	2,288	29,833	(2.6)
Valmet OYJ	19,378	440,718	(38.6)
Wartsila OYJ Abp	48,115	328,013	(28.7)

		1,768,254

France
Accor SA	29,628	709,930	(62.1)
Air France-KLM	128,721	169,257	(14.8)
Air Liquide SA	1,415	185,101	(16.2)
BioMerieux	592	52,379	(4.6)
Bouygues SA	10,070	287,309	(25.1)
Carrefour SA	14,065	226,382	(19.8)
Cie de Saint-Gobain	11,963	489,059	(42.8)
Cie Generale des Etablissements Michelin SCA	7,647	194,877	(17.0)
Danone SA	5,333	265,047	(23.2)
Dassault Aviation SA	461	68,467	(6.0)
Dassault Systemes SE	905	30,334	(2.7)
Edenred	4,540	232,748	(20.4)
Eiffage SA	3,419	309,152	(27.0)
Engie SA	9,322	121,124	(10.6)
Eramet SA	616	40,355	(3.5)
Eurazeo SE	4,878	278,365	(24.4)
Faurecia SE	14,196	211,933	(18.5)
Gecina SA	1,586	141,398	(12.4)
Hermes International	64	82,841	(7.2)
ICADE	5,348	198,940	(17.4)
Ipsen SA	638	65,566	(5.7)
JCDecaux SE	878	11,085	(1.0)
Klepierre SA	20,082	403,613	(35.3)
La Francaise des Jeux SAEM	11,881	387,185	(33.9)
Neoen SA	878	30,625	(2.7)
Nexans SA	326	30,441	(2.7)
Pernod Ricard SA	579	101,621	(8.9)

Security	Shares	Value	% of Basket Value

France (continued)
Remy Cointreau SA	477	$72,951	(6.4)%
Societe Generale SA	2,740	62,847	(5.5)
Teleperformance	645	172,815	(15.1)
Ubisoft Entertainment SA	5,028	137,948	(12.1)
Wendel SE	900	70,472	(6.2)

		5,842,167

Germany
1&1 AG	3,138	41,339	(3.6)
AIXTRON SE	1,834	45,068	(3.9)
Beiersdorf AG	725	69,596	(6.1)
Commerzbank AG	4,175	33,357	(2.9)
Daimler Truck Holding AG	5,434	144,939	(12.7)
Deutsche Lufthansa AG, Registered Shares	13,013	88,970	(7.8)
Deutsche Telekom AG, Registered Shares	31,630	597,032	(52.2)
E.ON SE	13,112	109,800	(9.6)
Encavis AG	1,955	36,398	(3.2)
Evonik Industries AG	766	14,111	(1.2)
Fraport AG Frankfurt Airport Services Worldwide	1,886	72,660	(6.4)
Freenet AG	41,983	825,225	(72.2)
HelloFresh SE	1,788	35,741	(3.1)
K&S AG, Registered Shares	692	15,279	(1.3)
Knorr-Bremse AG	2,832	127,499	(11.2)
LEG Immobilien SE	712	46,483	(4.1)
Mercedes-Benz Group AG	536	31,024	(2.7)
METRO AG	43	328	(0.0)
Nemetschek SE	5,273	251,401	(22.0)
Nordex SE	28,622	266,819	(23.4)
ProSiebenSat.1 Media SE	2,224	15,113	(1.3)
Rational AG	755	425,594	(37.2)
Rheinmetall AG	1,008	163,852	(14.3)
Siemens AG, Registered Shares	972	106,151	(9.3)
Talanx AG	7,816	293,525	(25.7)
TeamViewer AG	11,458	110,031	(9.6)
Traton SE	2,476	30,877	(2.7)
Vantage Towers AG	1,037	29,165	(2.6)
VERBIO Vereinigte BioEnergie AG	2,463	194,018	(17.0)
Volkswagen AG	793	135,549	(11.9)
Wacker Chemie AG	116	13,505	(1.2)

		4,370,449

Hong Kong
ASMPT Ltd.	24,000	132,012	(11.6)
Bank of East Asia Ltd.	53,000	50,794	(4.4)
Cathay Pacific Airways Ltd.	235,000	213,105	(18.6)
Dah Sing Banking Group Ltd.	264,800	157,891	(13.8)
DFI Retail Group Holdings Ltd.	93,000	208,497	(18.2)
Haitong International Securities Group Ltd.	174,900	12,693	(1.1)
HK Electric Investments & HK Electric Investments Ltd.	62,500	39,738	(3.5)
Hutchison Port Holdings Trust	686,400	112,106	(9.8)
Hysan Development Co. Ltd.	47,000	102,441	(9.0)
Kerry Properties Ltd.	27,500	43,502	(3.8)
Link REIT	9,800	57,924	(5.1)
New World Development Co. Ltd.	20,000	40,909	(3.6)
Pacific Basin Shipping Ltd.	119,000	28,810	(2.5)
Shangri-La Asia Ltd.	16,000	8,853	(0.8)
SITC International Holdings Co. Ltd.	70,000	114,646	(10.0)
SJM Holdings Ltd.	145,000	45,247	(4.0)
Sun Hung Kai Properties Ltd.	18,000	193,434	(16.9)
Swire Pacific Ltd., Class A	73,500	487,563	(42.7)

38	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Hong Kong (continued)
Swire Properties Ltd.	14,800	$28,444	(2.5)%
WH Group Ltd.	121,500	61,359	(5.4)
Yue Yuen Industrial Holdings Ltd.	38,500	39,141	(3.4)

		2,179,109

Ireland
Accenture PLC, Class A	3,380	959,582	(84.0)
Adient PLC	4,255	148,840	(13.0)
Alkermes PLC	4,569	103,716	(9.1)
Allegion PLC	1,891	198,120	(17.3)
Experian PLC	3,476	110,833	(9.7)
Glanbia PLC	31,749	366,678	(32.1)
Icon PLC	1,177	232,858	(20.4)
James Hardie Industries PLC	750	16,375	(1.4)
Kingspan Group PLC	1,472	74,213	(6.5)
Medtronic PLC	736	64,282	(5.6)

		2,275,497

Israel
Airport City Ltd.	5,107	84,557	(7.4)
Alony Hetz Properties & Investments Ltd.	9,160	107,440	(9.4)
Big Shopping Centers Ltd.	527	59,093	(5.2)
Elbit Systems Ltd.	254	51,393	(4.5)
Harel Insurance Investments & Financial Services Ltd.	9,222	88,771	(7.8)
Israel Corp. Ltd.	238	103,019	(9.0)
Melisron Ltd.	167	12,390	(1.1)
Nice Ltd.	93	17,528	(1.5)
Nova Measuring Instruments Ltd.	3,499	257,911	(22.6)
OPC Energy Ltd.	16,665	204,899	(17.9)
Paz Oil Co. Ltd.	1,196	142,878	(12.5)
Phoenix Holdings Ltd.	12,858	139,279	(12.2)
SolarEdge Technologies, Inc.	664	152,740	(13.3)
Wix.com Ltd.	745	62,654	(5.5)

		1,484,552

Italy
Amplifon SpA	5,001	124,245	(10.9)
Azimut Holding SpA	418	6,731	(0.6)
Banca Mediolanum SpA	26,003	194,552	(17.0)
Buzzi Unicem SpA	5,833	96,809	(8.5)
De’ Longhi SpA	5,271	90,945	(8.0)
Enel SpA	62,765	280,393	(24.5)
Ferrari NV	1,698	334,741	(29.3)
Italgas SpA	64,436	331,990	(29.0)
Leonardo SpA	10,772	86,543	(7.6)
Moncler SpA	1,217	52,506	(4.6)
PRADA SpA	30,200	137,587	(12.0)
Reply SpA	3,409	370,809	(32.4)
Snam SpA	23,632	105,080	(9.2)
UnipolSai Assicurazioni SpA	64,518	145,473	(12.7)

		2,358,404

Japan
ABC-Mart, Inc.	13,500	601,731	(52.6)
Acom Co. Ltd.	81,900	178,923	(15.7)
AEON Financial Service Co. Ltd.	27,000	264,238	(23.1)
Aica Kogyo Co. Ltd.	9,200	197,732	(17.3)
Air Water, Inc.	1,300	14,514	(1.3)
Alfresa Holdings Corp.	9,100	104,767	(9.2)
Amada Co. Ltd.	54,000	379,813	(33.2)
Amano Corp.	4,700	80,428	(7.0)

Security	Shares	Value	%of Basket Value

Japan (continued)
ANA Holdings, Inc.	8,700	$169,117	(14.8)%
Anritsu Corp.	10,300	103,668	(9.1)
Aozora Bank Ltd.	18,200	313,072	(27.4)
Asahi Kasei Corp.	7,400	47,448	(4.1)
Astellas Pharma, Inc.	14,700	202,833	(17.7)
Azbil Corp.	10,800	293,497	(25.7)
AZ-COM MARUWA Holdings, Inc.	19,400	184,331	(16.1)
Bandai Namco Holdings, Inc.	4,400	290,853	(25.4)
BayCurrent Consulting, Inc.	3,000	84,172	(7.4)
Benesse Holdings, Inc.	13,800	203,584	(17.8)
Capcom Co. Ltd.	15,700	436,695	(38.2)
Central Japan Railway Co.	700	81,044	(7.1)
Chugai Pharmaceutical Co. Ltd.	1,600	37,075	(3.2)
Chugin Financial Group, Inc.	7,600	45,813	(4.0)
Chugoku Electric Power Co., Inc.	19,000	89,140	(7.8)
Coca-Cola Bottlers Japan Holdings, Inc.	14,100	127,393	(11.1)
COMSYS Holdings Corp.	27,100	443,976	(38.8)
Cosmos Pharmaceutical Corp.	2,100	203,101	(17.8)
Daifuku Co. Ltd.	1,300	59,507	(5.2)
Daito Trust Construction Co. Ltd.	900	89,121	(7.8)
Daiwa House Industry Co. Ltd.	8,300	167,223	(14.6)
Daiwa Securities Group, Inc.	13,600	53,063	(4.6)
DeNA Co. Ltd.	3,500	45,649	(4.0)
Disco Corp.	400	95,672	(8.4)
DMG Mori Co. Ltd.	3,100	35,875	(3.1)
Ebara Corp.	6,500	211,199	(18.5)
Electric Power Development Co. Ltd.	9,600	133,514	(11.7)
EXEO Group, Inc.	51,000	747,229	(65.4)
FP Corp.	8,500	202,219	(17.7)
Fuji Media Holdings, Inc.	13,600	94,589	(8.3)
FUJIFILM Holdings Corp.	2,600	118,950	(10.4)
Fujitsu Ltd.	700	80,541	(7.0)
Furukawa Electric Co. Ltd.	5,500	84,853	(7.4)
GMO Payment Gateway, Inc.	2,600	186,955	(16.4)
H.U. Group Holdings, Inc.	6,000	111,689	(9.8)
Hamamatsu Photonics KK	3,000	135,724	(11.9)
Hirose Electric Co. Ltd.	2,200	285,387	(25.0)
Honda Motor Co. Ltd.	5,900	134,535	(11.8)
Hulic Co. Ltd.	8,200	59,568	(5.2)
Information Services International-Dentsu Ltd.	5,600	171,274	(15.0)
Internet Initiative Japan, Inc.	2,800	43,950	(3.8)
ITOCHU Corp.	2,100	54,274	(4.7)
Itochu Techno-Solutions Corp.	10,900	252,703	(22.1)
Izumi Co. Ltd.	3,300	66,571	(5.8)
J Front Retailing Co. Ltd.	17,600	142,261	(12.4)
Japan Exchange Group, Inc.	2,000	26,284	(2.3)
Japan Post Bank Co. Ltd.	5,000	33,316	(2.9)
Japan Post Holdings Co. Ltd.	19,900	133,819	(11.7)
Kajima Corp.	14,000	131,785	(11.5)
Kakaku.com, Inc.	21,900	370,394	(32.4)
Kamigumi Co. Ltd.	10,800	205,380	(18.0)
Kandenko Co. Ltd.	43,700	245,635	(21.5)
Kansai Electric Power Co., Inc.	12,900	97,721	(8.5)
Kawasaki Kisen Kaisha Ltd.	2,700	40,941	(3.6)
Keio Corp.	7,000	245,424	(21.5)
Keisei Electric Railway Co. Ltd.	9,100	241,533	(21.1)
Kewpie Corp.	2,700	42,626	(3.7)
Kinden Corp.	12,700	129,227	(11.3)
Kintetsu Group Holdings Co. Ltd.	11,000	371,744	(32.5)
Kobe Bussan Co. Ltd.	800	17,352	(1.5)
Kokuyo Co. Ltd.	7,100	88,065	(7.7)

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
Kuraray Co. Ltd.	13,300	$91,458	(8.0)%
Kusuri no Aoki Holdings Co. Ltd.	6,300	303,678	(26.6)
Kyocera Corp.	300	14,528	(1.3)
Kyudenko Corp.	6,900	146,352	(12.8)
Kyushu Electric Power Co., Inc.	24,200	119,816	(10.5)
Kyushu Railway Co.	2,700	56,467	(4.9)
Lawson, Inc.	2,200	70,283	(6.1)
Lion Corp.	90,000	909,602	(79.6)
Lixil Corp.	3,800	57,400	(5.0)
Mani, Inc.	13,600	198,119	(17.3)
Marubeni Corp.	12,800	112,050	(9.8)
Maruichi Steel Tube Ltd.	3,000	56,627	(5.0)
Mazda Motor Corp.	1,500	10,099	(0.9)
McDonald’s Holdings Co. Japan Ltd.	6,300	218,719	(19.1)
Medipal Holdings Corp.	1,800	22,334	(2.0)
Mitsubishi Estate Co. Ltd.	28,500	358,396	(31.4)
Mitsubishi HC Capital, Inc.	32,700	140,318	(12.3)
Mitsubishi Materials Corp.	10,000	130,705	(11.4)
Mitsui Chemicals, Inc.	1,300	24,062	(2.1)
Mitsui Fudosan Co. Ltd.	9,000	172,335	(15.1)
Mitsui Mining & Smelting Co. Ltd.	5,600	113,106	(9.9)
MonotaRO Co. Ltd.	13,700	207,964	(18.2)
MS&AD Insurance Group Holdings, Inc.	4,000	105,925	(9.3)
Murata Manufacturing Co. Ltd.	100	4,734	(0.4)
Nagoya Railroad Co. Ltd.	6,800	104,169	(9.1)
Nankai Electric Railway Co. Ltd.	16,000	323,669	(28.3)
NEC Corp.	4,000	132,404	(11.6)
NEC Networks & System Integration Corp.	5,600	60,010	(5.2)
NET One Systems Co. Ltd.	2,100	43,131	(3.8)
Nichirei Corp.	17,900	278,389	(24.4)
Nihon Kohden Corp.	6,400	143,310	(12.5)
Nippon Telegraph & Telephone Corp.	15,100	416,468	(36.4)
Nippon Television Holdings, Inc.	16,200	120,808	(10.6)
Nipro Corp.	5,000	37,691	(3.3)
Nitori Holdings Co. Ltd.	2,900	262,789	(23.0)
Nitto Denko Corp.	6,200	326,651	(28.6)
NSK Ltd.	9,500	50,210	(4.4)
NTT Data Corp.	3,200	46,348	(4.1)
Obayashi Corp.	51,200	328,636	(28.8)
OBIC Business Consultants Co. Ltd.	2,200	63,239	(5.5)
Obic Co. Ltd.	3,000	450,189	(39.4)
Odakyu Electric Railway Co. Ltd.	1,700	20,209	(1.8)
Omron Corp.	3,800	177,226	(15.5)
Oracle Corp. Japan	300	15,981	(1.4)
Oriental Land Co. Ltd.	100	13,393	(1.2)
Otsuka Corp.	10,100	318,071	(27.8)
PALTAC Corp.	3,900	110,783	(9.7)
Panasonic Holdings Corp.	15,700	111,825	(9.8)
Park24 Co. Ltd.	29,300	390,509	(34.2)
Penta-Ocean Construction Co. Ltd.	38,300	190,474	(16.7)
Pigeon Corp.	31,500	412,620	(36.1)
Pola Orbis Holdings, Inc.	10,000	110,452	(9.7)
Rakuten Group, Inc.	31,400	140,181	(12.3)
Recruit Holdings Co. Ltd.	600	18,463	(1.6)
Resona Holdings, Inc.	13,600	51,258	(4.5)
Resorttrust, Inc.	9,500	146,219	(12.8)
Ricoh Co. Ltd.	20,700	151,685	(13.3)
Rinnai Corp.	500	34,033	(3.0)
Rohm Co. Ltd.	2,900	203,767	(17.8)

Security	Shares	Value	%of Basket Value

Japan (continued)
Sankyu, Inc.	5,000	$149,083	(13.0)%
Sanrio Co. Ltd.	1,700	45,331	(4.0)
Santen Pharmaceutical Co. Ltd.	5,800	39,689	(3.5)
Sawai Group Holdings Co. Ltd.	6,200	178,964	(15.7)
SBI Holdings, Inc.	900	16,258	(1.4)
SCSK Corp.	13,600	200,647	(17.6)
Secom Co. Ltd.	1,200	68,365	(6.0)
Sega Sammy Holdings, Inc.	16,700	213,615	(18.7)
Seino Holdings Co. Ltd.	9,400	72,228	(6.3)
Sekisui House Ltd.	11,200	185,951	(16.3)
Sekisui House REIT, Inc.	353	190,213	(16.6)
SG Holdings Co. Ltd.	6,800	90,107	(7.9)
Shimadzu Corp.	600	15,806	(1.4)
Shimizu Corp.	49,300	246,006	(21.5)
Skylark Co. Ltd.	1,800	19,201	(1.7)
SMS Co. Ltd.	4,000	91,763	(8.0)
Sohgo Security Services Co. Ltd.	11,400	284,172	(24.9)
Sojitz Corp.	3,800	56,019	(4.9)
Sompo Holdings, Inc.	400	16,677	(1.5)
Sotetsu Holdings, Inc.	5,700	86,322	(7.6)
Square Enix Holdings Co. Ltd.	1,500	66,933	(5.9)
Sugi Holdings Co. Ltd.	1,000	40,105	(3.5)
Sumitomo Chemical Co. Ltd.	4,400	14,816	(1.3)
Sumitomo Corp.	15,400	195,792	(17.1)
Sumitomo Forestry Co. Ltd.	22,400	350,416	(30.7)
Sumitomo Mitsui Trust Holdings, Inc.	12,900	371,120	(32.5)
Sumitomo Pharma Co. Ltd.	12,300	85,681	(7.5)
Sundrug Co. Ltd.	12,600	292,987	(25.6)
Sysmex Corp.	2,000	107,648	(9.4)
Taisei Corp.	1,700	46,309	(4.1)
Takara Bio, Inc.	3,000	35,099	(3.1)
Takashimaya Co. Ltd.	12,400	153,393	(13.4)
Takeda Pharmaceutical Co. Ltd.	16,400	433,108	(37.9)
TBS Holdings, Inc.	4,300	44,543	(3.9)
Teijin Ltd.	4,800	43,579	(3.8)
Terumo Corp.	1,900	57,663	(5.0)
TIS, Inc.	600	16,177	(1.4)
Tobu Railway Co. Ltd.	4,700	108,723	(9.5)
Tohoku Electric Power Co., Inc.	20,700	86,948	(7.6)
Tokio Marine Holdings, Inc.	31,700	573,933	(50.2)
TOTO Ltd.	3,400	96,977	(8.5)
Toyota Industries Corp.	1,600	82,424	(7.2)
Toyota Tsusho Corp.	1,900	63,775	(5.6)
TS Tech Co. Ltd.	6,900	72,158	(6.3)
Tsumura & Co.	5,700	119,052	(10.4)
Tsuruha Holdings, Inc.	3,900	226,573	(19.8)
Ulvac, Inc.	2,400	94,610	(8.3)
Yakult Honsha Co. Ltd.	4,400	243,755	(21.3)
Yamaguchi Financial Group, Inc.	42,100	221,710	(19.4)
Yamaha Motor Co. Ltd.	11,200	231,197	(20.2)
Yaoko Co. Ltd.	8,000	348,024	(30.4)
Yaskawa Electric Corp.	2,300	63,685	(5.6)
Z Holdings Corp.	2,100	5,420	(0.5)
Zenkoku Hosho Co. Ltd.	5,300	174,883	(15.3)
ZOZO, Inc.	1,200	25,462	(2.2)

		28,375,731

40	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Luxembourg
L’Occitane International SA	45,250	$111,099	(9.7)%
RTL Group SA	4,414	149,837	(13.1)

		260,936

Macau
MGM China Holdings Ltd.	108,400	43,644	(3.8)
Wynn Macau Ltd.	90,000	35,879	(3.2)

		79,523

Netherlands
ABN AMRO Bank NV, GDR	18,876	185,563	(16.2)
Aegon NV	4,810	22,266	(1.9)
Alfen Beheer BV	350	37,127	(3.2)
ASR Nederland NV	46,660	2,054,574	(179.8)
IMCD NV	593	76,909	(6.7)
JDE Peet’s NV	2,861	81,896	(7.2)
Koninklijke DSM NV	658	77,401	(6.8)
Koninklijke KPN NV	30,859	86,316	(7.5)
Koninklijke Vopak NV	940	19,206	(1.7)
OCI NV	9,793	374,562	(32.8)
QIAGEN NV	2,257	97,464	(8.5)
Signify NV	2,045	56,657	(5.0)
Wolters Kluwer NV	1,211	128,679	(11.3)

		3,298,620

New Zealand
a2 Milk Co. Ltd.	7,039	23,654	(2.0)
Air New Zealand Ltd.	62,777	28,475	(2.5)
Fisher & Paykel Healthcare Corp. Ltd.	5,400	61,371	(5.4)

		113,500

Norway
Adevinta ASA	9,167	62,752	(5.5)
Aker BP ASA	1,759	55,877	(4.9)
Equinor ASA	16,100	586,583	(51.3)
Golden Ocean Group Ltd.	4,619	37,916	(3.3)
Kongsberg Gruppen ASA	3,071	110,127	(9.6)
NEL ASA	20,336	24,857	(2.2)
Norsk Hydro ASA	12,497	79,310	(6.9)
Telenor ASA	7,706	70,047	(6.1)
Var Energi ASA	21,100	71,719	(6.3)
Yara International ASA	633	28,252	(2.5)

		1,127,440

Portugal
EDP - Energias de Portugal SA	27,709	121,069	(10.6)

Puerto Rico
Popular, Inc.	5,620	397,446	(34.8)

Singapore
CapLand Ascendas REIT	25,400	46,995	(4.1)
City Developments Ltd.	2,900	15,636	(1.4)
ComfortDelGro Corp. Ltd.	94,400	84,742	(7.4)
Jardine Cycle & Carriage Ltd.	1,400	29,405	(2.6)
Keppel Corp. Ltd.	62,100	305,657	(26.7)
Mapletree Pan Asia Commercial Trust	244,200	274,043	(24.0)
NetLink NBN Trust	26,200	15,826	(1.4)
Oversea-Chinese Banking Corp. Ltd.	4,600	39,487	(3.4)
SATS Ltd.	400	772	(0.1)
SIA Engineering Co. Ltd.	4,600	7,023	(0.6)

Security	Shares	Value	% of Basket Value

Singapore (continued)
Singapore Airlines Ltd.	94,400	$350,159	(30.6)%
StarHub Ltd.	95,300	72,046	(6.3)

		1,241,791

Spain
Banco Bilbao Vizcaya Argentaria SA	39,444	203,483	(17.8)
Banco de Sabadell SA	111,241	87,463	(7.6)
Bankinter SA	9,826	59,437	(5.2)
Corp. ACCIONA Energias Renovables SA	1,333	52,415	(4.6)
Iberdrola SA	5,020	51,050	(4.5)
Mapfre SA	58,699	100,680	(8.8)
Merlin Properties Socimi SA	13,802	116,994	(10.2)
Naturgy Energy Group SA	737	18,913	(1.7)
Solaria Energia y Medio Ambiente SA	7,377	116,676	(10.2)

		807,111

Sweden
Atlas Copco AB, B Shares	32,965	318,810	(27.9)
Autoliv, Inc.	417	33,506	(2.9)
Avanza Bank Holding AB	1,873	37,361	(3.3)
Axfood AB	2,994	74,127	(6.5)
Castellum AB	5,715	65,346	(5.7)
Epiroc AB, Class A	8,836	135,265	(11.8)
Epiroc AB, Class B	8,234	110,559	(9.7)
Holmen AB, B Shares	9,364	339,823	(29.7)
Industrivarden AB	13,349	299,757	(26.2)
Industrivarden AB, A Shares	3,702	83,842	(7.3)
Indutrade AB	3,773	66,058	(5.8)
Investment AB Latour, B Shares	2,975	50,255	(4.4)
Kinnevik AB	3,279	40,507	(3.5)
Lifco AB, B Shares	7,341	106,076	(9.3)
Spotify Technology SA	3,078	248,025	(21.7)
SSAB AB, A Shares	5,226	25,137	(2.2)
Storskogen Group AB, Class B	28,741	20,985	(1.8)
Svenska Cellulosa AB SCA, Class B	7,563	89,227	(7.8)
Tele2 AB, B Shares	1,636	13,409	(1.2)
Telefonaktiebolaget LM Ericsson, B Shares	1,950	10,841	(1.0)
Telia Co. AB	17,017	45,091	(4.0)
Vitrolife AB	1,136	18,360	(1.6)

		2,232,367

Switzerland
Accelleron Industries AG	985	16,703	(1.5)
Banque Cantonale Vaudoise, Registered Shares	1,437	127,886	(11.2)
Barry Callebaut AG, Registered Shares	151	285,679	(25.0)
Belimo Holding AG, Registered Shares	31	12,626	(1.1)
BKW AG	2,794	325,956	(28.5)
Chocoladefabriken Lindt & Spruengli AG	20	191,941	(16.8)
DKSH Holding AG	1,672	120,619	(10.6)
Dufry AG, Registered Shares	727	23,982	(2.1)
Emmi AG, Registered Shares	41	32,716	(2.9)
Flughafen Zurich AG, Registered Shares	3,216	498,918	(43.6)
Geberit AG, Registered Shares	664	295,173	(25.8)
Givaudan SA, Registered Shares	151	451,028	(39.5)
Roche Holding AG	1,629	661,195	(57.8)
Siemens Energy AG	2,832	33,014	(2.9)
SIG Group AG	11,547	221,969	(19.4)
Swiss Prime Site AG, Registered Shares	576	46,479	(4.1)
UBS Group AG, Registered Shares	890	14,110	(1.2)
VAT Group AG	2,178	497,240	(43.5)

		3,857,234

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United Kingdom
3i Group PLC	9,743	$129,761	(11.4)%
Atlantica Sustainable Infrastructure PLC	10,955	303,563	(26.6)
Auto Trader Group PLC	34,793	208,263	(18.2)
BAE Systems PLC	1,605	15,012	(1.3)
Barclays PLC	130,257	221,339	(19.4)
Beazley PLC	13,955	100,083	(8.8)
British American Tobacco PLC	1,186	46,839	(4.1)
Bunzl PLC	4,195	136,696	(12.0)
Burberry Group PLC	34,280	714,296	(62.5)
Centrica PLC	175,115	153,875	(13.5)
ConvaTec Group PLC	81,057	202,823	(17.7)
Dechra Pharmaceuticals PLC	1,339	40,253	(3.5)
Diageo PLC	7,539	310,248	(27.1)
Direct Line Insurance Group PLC	121,869	281,571	(24.6)
Dr. Martens PLC	5,927	16,856	(1.5)
Drax Group PLC	1,532	9,149	(0.8)
easyJet PLC	29,556	117,683	(10.3)
Ferguson PLC	2,767	301,765	(26.4)
Hargreaves Lansdown PLC	11,172	97,639	(8.5)
IG Group Holdings PLC	6,635	60,520	(5.3)
IMI PLC	2,987	42,077	(3.7)
Intermediate Capital Group PLC	12,261	149,299	(13.1)
Intertek Group PLC	16,384	686,374	(60.1)
J Sainsbury PLC	20,246	45,130	(3.9)
Johnson Matthey PLC	7,862	174,517	(15.3)
Liberty Global PLC, Class A	28,134	474,339	(41.5)
Liberty Global PLC, Class C	14,251	251,673	(22.0)
LivaNova PLC	2,789	131,362	(11.5)
Moneysupermarket.com Group PLC	2	4	(0.0)
NatWest Group PLC	389,374	1,048,701	(91.8)
Nomad Foods Ltd.	55,264	851,066	(74.5)
Pennon Group PLC	8,000	76,878	(6.7)
Reckitt Benckiser Group PLC	2,928	194,314	(17.0)
Renishaw PLC	883	35,432	(3.1)
Rightmove PLC	19,789	111,436	(9.7)
Rolls-Royce Holdings PLC	53,829	48,277	(4.2)
RS GROUP PLC	24,919	274,194	(24.0)
Sage Group PLC	17,974	149,808	(13.1)
Shell PLC	9,634	266,877	(23.3)
Spectris PLC	187	6,481	(0.6)
SSE PLC	20,786	371,464	(32.5)
SSP Group PLC	50,684	117,853	(10.3)
St. James’s Place PLC	15,820	193,187	(16.9)
Tate & Lyle PLC	2,775	22,298	(1.9)
Travis Perkins PLC	38,055	358,668	(31.4)
Tritax Big Box REIT PLC	93,000	149,539	(13.1)
United Utilities Group PLC	24,016	258,801	(22.6)
WPP PLC	75,164	661,454	(57.9)

		10,619,737

United States
3M Co.	234	29,435	(2.6)
A O Smith Corp.	4,005	219,394	(19.2)
ABIOMED, Inc.	2,738	690,195	(60.4)
AECOM	10,061	757,392	(66.3)
Agilent Technologies, Inc.	634	87,714	(7.7)
AGNC Investment Corp.	43,903	360,883	(31.6)
Akamai Technologies, Inc.	1,257	111,031	(9.7)
Alaska Air Group, Inc.	5,454	242,485	(21.2)
Albertsons Cos., Inc., Class A	670	13,742	(1.2)
Alcoa Corp.	14,582	569,135	(49.8)

Security	Shares	Value	% of Basket Value

United States (continued)
Align Technology, Inc.	650	$126,295	(11.1)%
Allstate Corp.	4,751	599,814	(52.5)
Ally Financial, Inc.	19,533	538,329	(47.1)
Alnylam Pharmaceuticals, Inc.	1,021	211,612	(18.5)
Amazon.com, Inc.	3,589	367,657	(32.2)
Amcor PLC	13,574	157,187	(13.8)
Amedisys, Inc.	6,363	620,965	(54.3)
American Airlines Group, Inc.	9,019	127,889	(11.2)
American Express Co.	5,588	829,539	(72.6)
American Financial Group, Inc.	5,506	798,976	(69.9)
American Water Works Co., Inc.	634	92,146	(8.1)
Annaly Capital Management, Inc.	32,114	595,715	(52.1)
ANSYS, Inc.	4,191	926,882	(81.1)
Antero Resources Corp.	10,764	394,608	(34.5)
Aon PLC, Class A	979	275,579	(24.1)
APA Corp.	10,108	459,510	(40.2)
AptarGroup, Inc.	941	93,300	(8.2)
Aptiv PLC	3,434	312,734	(27.4)
Arch Capital Group Ltd.	605	34,788	(3.0)
Arrow Electronics, Inc.	4,002	405,243	(35.5)
ASGN, Inc.	382	32,386	(2.8)
Ashland, Inc.	429	45,011	(3.9)
AT&T, Inc.	4,323	78,808	(6.9)
Autodesk, Inc.	17	3,643	(0.3)
AutoNation, Inc.	3,528	375,062	(32.8)
AutoZone, Inc.	321	813,054	(71.1)
Avangrid, Inc.	8,873	360,954	(31.6)
Avnet, Inc.	6,327	254,282	(22.2)
Axalta Coating Systems Ltd.	2,415	56,318	(4.9)
Axon Enterprise, Inc.	530	77,083	(6.7)
AZEK Co., Inc.	4,382	76,729	(6.7)
Azenta, Inc.	1,983	88,045	(7.7)
Baker Hughes Co.	16,986	469,833	(41.1)
Bank of New York Mellon Corp.	4,622	194,632	(17.0)
Bank OZK	14,357	617,064	(54.0)
Berry Global Group, Inc.	1,350	63,882	(5.6)
Best Buy Co., Inc.	5,056	345,881	(30.3)
Bill.com Holdings, Inc.	40	5,334	(0.5)
BioMarin Pharmaceutical, Inc.	630	54,577	(4.8)
Bio-Rad Laboratories, Inc., Class A	591	207,861	(18.2)
Black Hills Corp.	4,482	292,988	(25.6)
Blackstone Mortgage Trust, Inc., Class A	4,044	100,938	(8.8)
Boeing Co.	4,061	578,733	(50.6)
Booking Holdings, Inc.	246	459,892	(40.2)
BorgWarner, Inc.	14,084	528,573	(46.2)
Boston Beer Co., Inc., Class A	593	221,361	(19.4)
Box, Inc., Class A	36,204	1,051,726	(92.0)
Boyd Gaming Corp.	10,325	596,372	(52.2)
Brighthouse Financial, Inc.	8,983	512,660	(44.9)
Bristol-Myers Squibb Co.	11,825	916,083	(80.2)
Brixmor Property Group, Inc.	5,763	122,810	(10.7)
Broadridge Financial Solutions, Inc.	3,789	568,577	(49.7)
Bruker Corp.	254	15,707	(1.4)
Builders FirstSource, Inc.	11,706	721,792	(63.2)
CACI International, Inc., Class A	1,134	344,770	(30.2)
Capital One Financial Corp.	3,152	334,175	(29.2)
Cardinal Health, Inc.	16,256	1,233,830	(108.0)
Cboe Global Markets, Inc.	2,759	343,496	(30.1)
CDW Corp.	1,814	313,477	(27.4)
Ceridian HCM Holding, Inc.	544	36,007	(3.2)
CH Robinson Worldwide, Inc.	3,584	350,228	(30.6)

42	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Charles River Laboratories International, Inc.	452	$95,937	(8.4)%
Chemed Corp.	459	214,293	(18.8)
Cheniere Energy, Inc.	87	15,348	(1.3)
Chevron Corp.	6,675	1,207,507	(105.7)
Chewy, Inc., Class A	3,799	147,135	(12.9)
Chord Energy Corp.	958	146,660	(12.8)
Ciena Corp.	14,338	686,790	(60.1)
Cigna Corp.	3,818	1,233,443	(107.9)
Cirrus Logic, Inc.	2,511	168,538	(14.7)
Cisco Systems, Inc.	22,364	1,015,997	(88.9)
Citigroup, Inc.	5,540	254,064	(22.2)
Clearway Energy, Inc., Class C	23,632	820,976	(71.8)
CMS Energy Corp.	975	55,624	(4.9)
Coca-Cola Co.	5,385	322,292	(28.2)
Coca-Cola Europacific Partners PLC	4,374	205,797	(18.0)
Cognizant Technology Solutions Corp., Class A	17,511	1,090,060	(95.4)
Coherent Corp.	462	15,528	(1.4)
Colgate-Palmolive Co.	22,155	1,635,925	(143.1)
Commercial Metals Co.	8,212	373,646	(32.7)
Cooper Cos., Inc.	13	3,554	(0.3)
Copart, Inc.	1,930	221,989	(19.4)
Costco Wholesale Corp.	97	48,646	(4.3)
Crowdstrike Holdings, Inc., Class A	3,792	611,270	(53.5)
Danaher Corp.	899	226,251	(19.8)
Deckers Outdoor Corp.	2,144	750,250	(65.6)
Dell Technologies, Inc., Class C	6,619	254,170	(22.2)
Digital Realty Trust, Inc.	9,362	938,540	(82.1)
DocuSign, Inc.	1,347	65,060	(5.7)
Dolby Laboratories, Inc., Class A	4,098	273,910	(24.0)
Domino’s Pizza, Inc.	3,552	1,180,116	(103.3)
DoorDash, Inc., Class A	1,167	50,800	(4.4)
Dynatrace, Inc.	1,421	50,076	(4.4)
eBay, Inc.	9,380	373,699	(32.7)
Edison International	14,786	887,751	(77.7)
Edwards Lifesciences Corp.	9,236	668,963	(58.5)
Eli Lilly & Co.	117	42,365	(3.7)
Equifax, Inc.	339	57,474	(5.0)
Equinix, Inc.	154	87,232	(7.6)
Equity LifeStyle Properties, Inc.	5,671	362,717	(31.7)
Erie Indemnity Co., Class A	168	43,178	(3.8)
Essent Group Ltd.	15,338	607,078	(53.1)
Essential Utilities, Inc.	6,679	295,345	(25.8)
Essex Property Trust, Inc.	2,269	504,263	(44.1)
Estee Lauder Cos., Inc., Class A	3,864	774,693	(67.8)
Everest Re Group Ltd.	2,526	815,039	(71.3)
Exact Sciences Corp.	4,163	144,789	(12.7)
Exelixis, Inc.	3,699	61,329	(5.4)
Expedia Group, Inc.	10,899	1,018,730	(89.1)
Expeditors International of Washington, Inc.	7,666	750,118	(65.6)
F5, Inc.	508	72,598	(6.4)
Fair Isaac Corp.	354	169,509	(14.8)
FedEx Corp.	89	14,265	(1.2)
First American Financial Corp.	15,535	782,964	(68.5)
Flex Ltd.	12,570	246,121	(21.5)
Fluor Corp.	3,956	119,709	(10.5)
FMC Corp.	8	951	(0.1)
Fortune Brands Home & Security, Inc.	7,851	473,572	(41.4)
Fox Corp., Class A	7,378	213,003	(18.6)
Fox Corp., Class B	8,243	224,210	(19.6)
Freeport-McMoRan, Inc.	3,439	108,982	(9.5)
Gaming & Leisure Properties, Inc.	14,455	724,485	(63.4)
Gap, Inc.	2,315	26,090	(2.3)

Security	Shares	Value	% of Basket Value

United States (continued)
Garmin Ltd.	3,335	$293,613	(25.7)%
Gartner, Inc.	1,331	401,856	(35.2)
Generac Holdings, Inc.	1,184	137,237	(12.0)
Gentex Corp.	8,675	229,801	(20.1)
Globus Medical, Inc., Class A	1,971	132,057	(11.6)
Goodyear Tire & Rubber Co.	16,338	207,493	(18.2)
Graphic Packaging Holding Co.	5,529	126,946	(11.1)
Grocery Outlet Holding Corp.	1,214	41,968	(3.7)
Guidewire Software, Inc.	1,690	100,403	(8.8)
H&R Block, Inc.	8,493	349,487	(30.6)
Halozyme Therapeutics, Inc.	639	30,551	(2.7)
Hanover Insurance Group, Inc.	1,447	211,971	(18.5)
Hartford Financial Services Group, Inc.	10,626	769,429	(67.3)
Healthpeak Properties, Inc.	38,391	911,018	(79.7)
HEICO Corp.	3,186	518,171	(45.3)
Hess Corp.	6,036	851,559	(74.5)
Hewlett Packard Enterprise Co.	86,865	1,239,564	(108.5)
Hexcel Corp.	4,019	223,858	(19.6)
HF Sinclair Corp.	1,299	79,460	(7.0)
Horizon Therapeutics PLC	4,357	271,528	(23.8)
HubSpot, Inc.	762	225,979	(19.8)
Huntington Ingalls Industries, Inc.	1,078	277,121	(24.2)
Huntsman Corp.	13,961	373,596	(32.7)
Hyatt Hotels Corp., Class A	2,955	278,391	(24.4)
ICU Medical, Inc.	564	83,703	(7.3)
IDACORP, Inc.	976	102,187	(8.9)
Illinois Tool Works, Inc.	306	65,340	(5.7)
Inari Medical, Inc.	1,577	121,319	(10.6)
Incyte Corp.	668	49,659	(4.3)
Insulet Corp.	515	133,287	(11.7)
Integra LifeSciences Holdings Corp.	4,239	213,010	(18.6)
Intel Corp.	28,606	813,269	(71.2)
Intercontinental Exchange, Inc.	294	28,098	(2.5)
Intuit, Inc.	869	371,497	(32.5)
Intuitive Surgical, Inc.	52	12,816	(1.1)
Invesco Ltd.	43,789	670,847	(58.7)
Ionis Pharmaceuticals, Inc.	2,324	102,721	(9.0)
IPG Photonics Corp.	3,201	274,198	(24.0)
Iridium Communications, Inc.	1,145	59,002	(5.2)
Jabil, Inc.	3,025	194,356	(17.0)
Jacobs Solutions, Inc.	7,906	910,929	(79.7)
JB Hunt Transport Services, Inc.	2,111	361,129	(31.6)
Jefferies Financial Group, Inc.	3,394	116,788	(10.2)
Johnson Controls International PLC	15,454	893,859	(78.2)
Juniper Networks, Inc.	1,733	53,030	(4.6)
KeyCorp	24,400	436,028	(38.2)
Kimberly-Clark Corp.	945	117,615	(10.3)
KLA Corp.	740	234,173	(20.5)
Knight-Swift Transportation Holdings, Inc.	15,065	723,572	(63.3)
Kroger Co.	425	20,098	(1.8)
Laboratory Corp. of America Holdings	2,447	542,891	(47.5)
Lam Research Corp.	2,088	845,181	(73.9)
Lamar Advertising Co., Class A	3,954	364,677	(31.9)
Lattice Semiconductor Corp.	7,416	359,750	(31.5)
Lear Corp.	666	92,381	(8.1)
Leidos Holdings, Inc.	4,897	497,486	(43.5)
Lennar Corp., Class A	217	17,512	(1.5)
Lennox International, Inc.	996	232,636	(20.4)
Leslie’s, Inc.	33,251	466,844	(40.8)
Liberty Broadband Corp., Class C	770	65,011	(5.7)
Liberty Media Corp.-Liberty Formula One, Class C	9,026	521,071	(45.6)

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Liberty Media Corp.-Liberty SiriusXM, Class A	3,711	$157,495	(13.8)%
Liberty Media Corp.-Liberty SiriusXM, Class C	5,585	235,631	(20.6)
Life Storage, Inc.	2,388	264,137	(23.1)
Lincoln National Corp.	310	16,700	(1.5)
Lithia Motors, Inc.	409	81,043	(7.1)
Livent Corp.	1,002	31,633	(2.8)
Lockheed Martin Corp.	4,549	2,213,907	(193.7)
Lumen Technologies, Inc.	1,427	10,503	(0.9)
Lumentum Holdings, Inc.	9,367	697,373	(61.0)
MACOM Technology Solutions Holdings, Inc.	4,525	261,862	(22.9)
Macy’s, Inc.	21,454	447,316	(39.1)
Manhattan Associates, Inc.	1,275	155,129	(13.6)
ManpowerGroup, Inc.	1,282	100,432	(8.8)
Marathon Oil Corp.	68,547	2,087,256	(182.6)
Martin Marietta Materials, Inc.	939	315,485	(27.6)
Marvell Technology, Inc.	10,764	427,116	(37.4)
Masco Corp.	7,888	364,978	(31.9)
Match Group, Inc.	4,091	176,731	(15.5)
Mattel, Inc.	14,060	266,578	(23.3)
MaxLinear, Inc.	3,781	116,757	(10.2)
McCormick & Co., Inc.	22,758	1,789,689	(156.6)
Medical Properties Trust, Inc.	17,695	202,608	(17.7)
Meritage Homes Corp.	3,735	284,458	(24.9)
Meta Platforms, Inc., Class A	1,857	172,998	(15.1)
MGIC Investment Corp.	37,756	515,369	(45.1)
Mid-America Apartment Communities, Inc.	5	787	(0.1)
Mohawk Industries, Inc.	2,508	237,633	(20.8)
MongoDB, Inc.	1,212	221,832	(19.4)
Monolithic Power Systems, Inc.	663	225,055	(19.7)
Moody’s Corp.	241	63,834	(5.6)
MSC Industrial Direct Co., Inc., Class A	1,507	125,051	(10.9)
Murphy Oil Corp.	975	47,297	(4.1)
National Retail Properties, Inc.	8,762	368,267	(32.2)
National Storage Affiliates Trust	5,764	245,892	(21.5)
New York Community Bancorp, Inc.	33,471	311,615	(27.3)
New York Times Co., Class A	16,441	476,131	(41.7)
Newmont Corp.	29,462	1,246,832	(109.1)
Northern Trust Corp.	1,676	141,371	(12.4)
Northrop Grumman Corp.	63	34,588	(3.0)
NOV, Inc.	24	538	(0.0)
Novocure Ltd.	1,034	73,062	(6.4)
Nutanix, Inc., Class A	3,333	91,324	(8.0)
NVR, Inc.	90	381,397	(33.4)
Old Dominion Freight Line, Inc.	1,261	346,271	(30.3)
Ollie’s Bargain Outlet Holdings, Inc.	758	42,448	(3.7)
Omega Healthcare Investors, Inc.	12,735	404,718	(35.4)
Outfront Media, Inc.	24,768	447,062	(39.1)
Ovintiv, Inc.	413	20,915	(1.8)
Owens Corning	2,967	254,005	(22.2)
PacWest Bancorp	10,191	253,348	(22.2)
Palo Alto Networks, Inc.	6,816	1,169,557	(102.3)
Papa John’s International, Inc.	10,682	775,834	(67.9)
Park Hotels & Resorts, Inc.	3,547	46,395	(4.1)
Patterson-UTI Energy, Inc.	24,015	423,865	(37.1)
Paylocity Holding Corp.	168	38,941	(3.4)
PDC Energy, Inc.	505	36,431	(3.2)
Penn Entertainment, Inc.	6,233	206,312	(18.1)
Penske Automotive Group, Inc.	3,634	405,627	(35.5)
Pentair PLC	2,204	94,662	(8.3)
Petco Health & Wellness Co., Inc.	12,019	126,560	(11.1)
Philip Morris International, Inc.	147	13,502	(1.2)
Physicians Realty Trust	9,049	136,278	(11.9)

Security	Shares	Value	% of Basket Value

United States (continued)
Pinnacle West Capital Corp.	3,381	$227,237	(19.9)%
Pool Corp.	103	31,336	(2.7)
Portland General Electric Co.	1,608	72,264	(6.3)
Power Integrations, Inc.	183	12,208	(1.1)
PulteGroup, Inc.	25,351	1,013,786	(88.7)
Qorvo, Inc.	1,536	132,219	(11.6)
Qualys, Inc.	213	30,365	(2.7)
Radian Group, Inc.	25,156	525,006	(45.9)
Ralph Lauren Corp.	186	17,240	(1.5)
Range Resources Corp.	22,713	646,866	(56.6)
Rapid7, Inc.	1,408	63,740	(5.6)
Regency Centers Corp.	847	51,252	(4.5)
Reinsurance Group of America, Inc.	1,883	277,121	(24.2)
RingCentral, Inc., Class A	329	11,686	(1.0)
Robert Half International, Inc.	6,062	463,501	(40.6)
ROBLOX Corp., Class A	4,228	189,161	(16.6)
Rocket Cos., Inc., Class A	10,933	75,438	(6.6)
Roku, Inc.	2,436	135,295	(11.8)
Royal Caribbean Cruises Ltd.	1,983	105,853	(9.3)
Royal Gold, Inc.	859	81,571	(7.1)
S&P Global, Inc.	3,079	989,129	(86.5)
Saia, Inc.	398	79,146	(6.9)
Science Applications International Corp.	894	96,856	(8.5)
Scotts Miracle-Gro Co.	3,221	147,876	(12.9)
Seagen, Inc.	1,666	211,849	(18.5)
Sealed Air Corp.	5,112	243,433	(21.3)
Service Corp. International	4,168	252,622	(22.1)
ServiceNow, Inc.	1,249	525,504	(46.0)
Silicon Laboratories, Inc.	536	61,597	(5.4)
Sirius XM Holdings, Inc.	45,883	277,133	(24.2)
SiteOne Landscape Supply, Inc.	424	49,129	(4.3)
Snap, Inc., Class A	6,615	65,555	(5.7)
Snap-on, Inc.	925	205,396	(18.0)
Stifel Financial Corp.	937	57,972	(5.1)
SunPower Corp.	714	13,202	(1.2)
Synchrony Financial	3,505	124,638	(10.9)
Syneos Health, Inc.	8,812	443,949	(38.8)
TD SYNNEX Corp.	1,860	170,209	(14.9)
Teleflex, Inc.	831	178,299	(15.6)
Tempur Sealy International, Inc.	394	10,595	(0.9)
Teradyne, Inc.	8,291	674,473	(59.0)
Tetra Tech, Inc.	4,602	650,171	(56.9)
Texas Roadhouse, Inc.	1,996	197,504	(17.3)
Textron, Inc.	5,935	406,191	(35.5)
Timken Co.	12,708	905,953	(79.3)
Toll Brothers, Inc.	4,362	187,915	(16.4)
TopBuild Corp.	1,816	308,974	(27.0)
Topgolf Callaway Brands Corp.	2,621	49,065	(4.3)
Tractor Supply Co.	235	51,646	(4.5)
Travel & Leisure Co.	861	32,701	(2.9)
Trex Co., Inc.	3,186	153,215	(13.4)
TripAdvisor, Inc.	2,452	57,916	(5.1)
U.S. Bancorp	31,831	1,351,226	(118.2)
U.S. Foods Holding Corp.	1,657	49,312	(4.3)
U.S. Steel Corp.	20,364	414,611	(36.3)
Ultragenyx Pharmaceutical, Inc.	548	22,172	(1.9)
Umpqua Holdings Corp.	910	18,091	(1.6)
United Rentals, Inc.	101	31,887	(2.8)
United Therapeutics Corp.	210	48,411	(4.2)
Universal Display Corp.	2,954	281,280	(24.6)
Valaris Ltd.	577	38,619	(3.4)
Valvoline, Inc.	1,995	58,573	(5.1)

44	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Varonis Systems, Inc.	557	$14,911	(1.3)%
Veeva Systems, Inc., Class A	2,578	432,949	(37.9)
VeriSign, Inc.	1,985	397,913	(34.8)
Viatris, Inc.	40,411	409,363	(35.8)
Virtu Financial, Inc., Class A	12,007	268,717	(23.5)
Vistra Corp.	10,563	242,632	(21.2)
Walgreens Boots Alliance, Inc.	7,165	261,523	(22.9)
Walmart, Inc.	2,868	408,202	(35.7)
Waters Corp.	979	292,887	(25.6)
Watsco, Inc.	784	212,433	(18.6)
Welltower, Inc.	5,277	322,108	(28.2)
West Pharmaceutical Services, Inc.	2,221	511,052	(44.7)
Westrock Co.	5,191	176,805	(15.5)
WeWork, Inc., Class A	51	131	(0.0)
Whirlpool Corp.	2,046	282,839	(24.7)
Williams Cos., Inc.	4,087	133,768	(11.7)
Wintrust Financial Corp.	1,133	106,071	(9.3)
Workday, Inc., Class A	122	19,010	(1.7)
World Wrestling Entertainment, Inc., Class A	1,733	136,716	(12.0)
Xylem, Inc.	2,609	267,240	(23.4)
Yum! Brands, Inc.	2,652	313,599	(27.4)
Zillow Group, Inc., Class C	2,517	77,675	(6.8)

		109,991,354

Preferred Stocks

Germany
Fuchs Petrolub SE	7,462	213,704	(18.7)
Sartorius AG	386	136,100	(11.9)
Volkswagen AG	953	121,985	(10.7)

		471,789

Warrants

Australia
Magellan Financial Group Ltd. (Issued/Exercisable 04/14/22, 1 Share for 1 Warrant, Expires 04/16/27, Strike Price AUD 35.00)	679	135	(0.0)

Total Reference Entity — Long		201,803,115

Reference Entity — Short

Common Stocks

Argentina
Globant SA	(1,909)	(360,190)	31.5

Australia
Adbri Ltd.	(6,944)	(7,001)	0.6
Champion Iron Ltd.	(17,846)	(53,679)	4.7
Endeavour Group Ltd.	(13,898)	(63,615)	5.6
IDP Education Ltd.	(4,912)	(92,674)	8.1
Newcrest Mining Ltd.	(5,530)	(61,009)	5.3
Seven Group Holdings Ltd.	(20,200)	(236,874)	20.7

		(514,852)

Austria
ams-OSRAM AG	(35,678)	(201,950)	17.7
BAWAG Group AG	(5,811)	(280,531)	24.5
Telekom Austria AG	(6,448)	(37,482)	3.3
Voestalpine AG	(6,228)	(135,211)	11.8

		(655,174)

Belgium
Ageas SA	(546)	(18,902)	1.6
D’ieteren Group	(659)	(109,676)	9.6

Security	Shares	Value	% of Basket Value

Belgium (continued)
Galapagos NV	(2,640)	$(120,411)	10.5%
KBC Group NV	(3,763)	(188,585)	16.5
Proximus SADP	(9,162)	(96,052)	8.4
Sofina SA	(2,607)	(508,362)	44.5
UCB SA	(2,875)	(216,682)	19.0

		(1,258,670)

Canada
Alimentation Couche-Tard, Inc.	(7,079)	(316,966)	27.7
AltaGas Ltd.	(3,088)	(55,692)	4.9
Aritzia, Inc.	(4,068)	(157,781)	13.8
Atco Ltd.	(6,863)	(213,091)	18.6
ATS Automation Tooling Systems, Inc.	(1,682)	(53,213)	4.7
Boyd Group Services, Inc.	(336)	(47,812)	4.2
Brookfield Asset Management, Inc., Class A	(13,955)	(552,628)	48.4
Canadian Apartment Properties REIT	(12,618)	(390,761)	34.2
Canadian National Railway Co.	(784)	(92,882)	8.1
CCL Industries, Inc., Class B	(750)	(35,233)	3.1
Constellation Software, Inc.	(275)	(397,636)	34.8
Dollarama, Inc.	(15,580)	(925,754)	81.0
Element Fleet Management Corp.	(39,080)	(520,646)	45.6
Empire Co. Ltd.	(10,897)	(279,954)	24.5
Fairfax Financial Holdings Ltd.	(60)	(29,468)	2.6
Finning International, Inc.	(17,515)	(372,452)	32.6
Franco-Nevada Corp.	(417)	(51,524)	4.5
H&R Real Estate Investment Trust	(15,325)	(126,101)	11.0
iA Financial Corp., Inc.	(16,652)	(926,748)	81.1
Intact Financial Corp.	(2,783)	(422,879)	37.0
Lightspeed Commerce, Inc.	(832)	(15,946)	1.4
Linamar Corp.	(358)	(15,323)	1.3
Loblaw Cos. Ltd.	(2,690)	(220,397)	19.3
Metro, Inc.	(2,106)	(110,328)	9.7
National Bank of Canada	(3,751)	(255,399)	22.3
Nuvei Corp.	(3,574)	(107,560)	9.4
Onex Corp.	(4,632)	(233,138)	20.4
Paramount Resources Ltd., Class A	(1,265)	(26,798)	2.3
Parkland Corp.	(16,647)	(336,520)	29.4
Peyto Exploration & Development Corp.	(1,648)	(15,387)	1.3
Saputo, Inc.	(16,977)	(413,225)	36.2
SmartCentres Real Estate Investment Trust	(6,818)	(133,622)	11.7
Stelco Holdings, Inc.	(12,836)	(323,267)	28.3
Tamarack Valley Energy Ltd.	(12,564)	(48,417)	4.2
TMX Group Ltd.	(3,422)	(329,000)	28.8
Toromont Industries Ltd.	(5,478)	(420,998)	36.8
Vermilion Energy, Inc.	(10,988)	(256,401)	22.4

		(9,230,947)

Denmark
Ambu A/S, Class B	(16,813)	(188,034)	16.5
Carlsberg A/S, Class B	(2,130)	(250,798)	22.0
Chr Hansen Holding A/S	(410)	(22,772)	2.0
Danske Bank A/S	(5,298)	(85,462)	7.5
Jyske Bank A/S, Registered Shares	(788)	(42,527)	3.7
Orsted A/S	(227)	(18,729)	1.6
Pandora A/S	(5,153)	(271,066)	23.7
Rockwool A/S, B Shares	(1,242)	(247,349)	21.6
Royal Unibrew A/S	(2,616)	(149,437)	13.1

		(1,276,174)

Finland
Elisa OYJ	(718)	(34,698)	3.0
Fortum OYJ	(1,133)	(15,946)	1.4

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Finland (continued)
Kesko OYJ, B Shares	(10,275)	$(199,958)	17.5%
Kojamo OYJ	(9,658)	(125,695)	11.0
Orion OYJ, Class B	(18,863)	(868,042)	76.0

		(1,244,339)

France
Aeroports de Paris	(113)	(15,281)	1.3
Amundi SA	(763)	(35,998)	3.2
BNP Paribas SA	(2,888)	(135,429)	11.9
Bollore SE	(31,034)	(155,218)	13.6
Bureau Veritas SA	(3,376)	(83,523)	7.3
Capgemini SE	(120)	(19,667)	1.7
Constellium SE	(14,619)	(161,101)	14.1
Credit Agricole SA	(3,950)	(35,841)	3.1
Gaztransport Et Technigaz SA	(1,219)	(141,817)	12.4
Kering SA	(31)	(14,197)	1.2
LVMH Moet Hennessy Louis Vuitton SE	(415)	(261,863)	22.9
Safran SA	(279)	(31,072)	2.7
Sartorius Stedim Biotech	(593)	(188,182)	16.5
SEB SA	(1,104)	(71,872)	6.3
Sodexo SA	(5,513)	(488,354)	42.7
Technip Energies NV	(1,539)	(19,867)	1.7
Unibail-Rodamco-Westfield	(1,070)	(50,568)	4.4
Veolia Environnement SA	(944)	(21,066)	1.9
Worldline SA	(8,036)	(350,743)	30.7

		(2,281,659)

Germany
Allianz SE, Registered Shares	(696)	(125,213)	11.0
Bechtle AG	(6,009)	(207,590)	18.2
Brenntag AG	(411)	(24,938)	2.2
Carl Zeiss Meditec AG	(3,450)	(417,599)	36.5
Continental AG	(3,218)	(166,678)	14.6
CTS Eventim AG & Co. KGaA	(276)	(13,175)	1.1
Deutsche Post AG, Registered Shares	(1,203)	(42,526)	3.7
Deutsche Wohnen SE	(4,257)	(85,865)	7.5
Evotec SE	(3,017)	(57,543)	5.0
Fielmann AG	(4,238)	(135,008)	11.8
Fresenius Medical Care AG & Co. KGaA	(6,152)	(170,168)	14.9
Fresenius SE & Co. KGaA	(7,383)	(169,906)	14.9
GEA Group AG	(2,557)	(89,379)	7.8
Hannover Rueck SE	(93)	(15,133)	1.3
Henkel AG & Co. KGaA	(662)	(38,863)	3.4
HUGO BOSS AG	(2,438)	(112,288)	9.8
Symrise AG	(2,371)	(242,014)	21.2
Telefonica Deutschland Holding AG	(21,107)	(45,990)	4.0
United Internet AG, Registered Shares	(15,508)	(289,892)	25.4
Vonovia SE	(3,880)	(85,789)	7.5
Zalando SE	(5,598)	(129,024)	11.3

		(2,664,581)

Hong Kong
Guotai Junan International Holdings Ltd.	(17,000)	(1,211)	0.1
Hongkong Land Holdings Ltd.	(64,200)	(247,163)	21.6
Sino Land Co. Ltd.	(12,077)	(12,896)	1.2

		(261,270)

Ireland
AerCap Holdings NV	(2,958)	(157,987)	13.8
AIB Group PLC	(5,684)	(16,443)	1.4
DCC PLC	(9,627)	(534,306)	46.8
Jazz Pharmaceuticals PLC	(3,130)	(450,063)	39.4

Security	Shares	Value	% of Basket Value

Ireland (continued)
Smurfit Kappa Group PLC	(3,291)	$(108,942)	9.5%
Trane Technologies PLC	(850)	(135,685)	11.9

		(1,403,426)

Isle of Man
Entain PLC	(12,553)	(181,599)	15.9

Israel
Ashtrom Group Ltd.	(4,262)	(92,758)	8.1
Check Point Software Technologies Ltd.	(129)	(16,671)	1.5
Mivne Real Estate KD Ltd.	(53,463)	(166,220)	14.5
Shikun & Binui Ltd.	(33,436)	(132,727)	11.6
Teva Pharmaceutical Industries Ltd.	(6,855)	(61,290)	5.4

		(469,666)

Italy
Banco BPM SpA	(70,302)	(212,700)	18.6
DiaSorin SpA	(1,243)	(162,505)	14.2
FinecoBank Banca Fineco SpA	(31,508)	(424,589)	37.2
Hera SpA	(12,052)	(28,716)	2.5
Interpump Group SpA	(2,945)	(114,017)	10.0
Poste Italiane SpA	(17,673)	(154,007)	13.5
Prysmian SpA	(455)	(14,809)	1.3
Terna Rete Elettrica Nazionale SpA	(36,258)	(240,451)	21.0

		(1,351,794)

Japan
Advance Residence Investment Corp.	(99)	(230,488)	20.2
Advantest Corp.	(2,100)	(110,547)	9.7
Aeon Mall Co. Ltd.	(20,500)	(223,010)	19.5
Ain Holdings, Inc.	(3,200)	(134,432)	11.8
Aisin Corp.	(1,800)	(46,206)	4.0
Ajinomoto Co., Inc.	(1,100)	(30,254)	2.6
Alps Alpine Co. Ltd.	(2,000)	(17,181)	1.5
Ariake Japan Co. Ltd.	(5,700)	(197,472)	17.3
Asahi Intecc Co. Ltd.	(5,200)	(88,583)	7.7
Asics Corp.	(10,400)	(159,367)	13.9
ASKUL Corp.	(10,900)	(113,836)	10.0
Bank of Kyoto Ltd.	(1,600)	(57,657)	5.0
Benefit One, Inc.	(8,800)	(121,740)	10.7
Bic Camera, Inc.	(29,400)	(228,576)	20.0
BIPROGY, Inc.	(10,700)	(231,135)	20.2
Canon Marketing Japan, Inc.	(5,100)	(107,620)	9.4
Chiba Bank Ltd.	(63,100)	(345,732)	30.2
Concordia Financial Group Ltd.	(133,600)	(407,643)	35.7
Credit Saison Co. Ltd.	(13,500)	(144,293)	12.6
CyberAgent, Inc.	(13,500)	(110,905)	9.7
Daicel Corp.	(6,100)	(34,805)	3.0
Daido Steel Co. Ltd.	(3,800)	(98,523)	8.6
Daiichi Sankyo Co. Ltd.	(9,200)	(294,499)	25.8
Daiichikosho Co. Ltd.	(3,000)	(86,018)	7.5
Daikin Industries Ltd.	(700)	(104,851)	9.2
Daio Paper Corp.	(8,100)	(59,762)	5.2
Daiwa Office Investment Corp.	(89)	(420,460)	36.8
Denka Co. Ltd.	(13,500)	(312,742)	27.4
Denso Corp.	(4,600)	(228,233)	20.0
Descente Ltd.	(2,600)	(62,403)	5.5
Dexerials Corp.	(2,800)	(65,214)	5.7
Dowa Holdings Co. Ltd.	(2,700)	(85,730)	7.5
ENEOS Holdings, Inc.	(26,100)	(86,095)	7.5
Ezaki Glico Co. Ltd.	(4,200)	(94,492)	8.3
Food and Life Cos. Ltd.	(2,700)	(45,417)	4.0

46	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
Fuji Electric Co. Ltd.	(1,600)	$(61,864)	5.4%
Fuji Oil Holdings, Inc.	(14,700)	(231,432)	20.2
Fukuoka Financial Group, Inc.	(23,500)	(399,867)	35.0
GLP J-Reit	(86)	(89,189)	7.8
GMO internet, Inc.	(9,700)	(167,236)	14.6
Goldwin, Inc.	(1,800)	(94,002)	8.2
GS Yuasa Corp.	(27,000)	(411,051)	36.0
GungHo Online Entertainment, Inc.	(49,800)	(736,099)	64.4
Hachijuni Bank Ltd.	(223,500)	(712,776)	62.4
Hakuhodo DY Holdings, Inc.	(13,700)	(115,433)	10.1
Hankyu Hanshin Holdings, Inc.	(14,300)	(424,721)	37.2
Heiwa Corp.	(5,300)	(85,506)	7.5
Hikari Tsushin, Inc.	(600)	(72,477)	6.3
Hino Motors Ltd.	(39,600)	(164,569)	14.4
Hirogin Holdings, Inc.	(131,000)	(540,434)	47.3
Hitachi Ltd.	(6,600)	(299,467)	26.2
Horiba Ltd.	(4,700)	(192,829)	16.9
House Foods Group, Inc.	(10,600)	(198,245)	17.3
Hoya Corp.	(1,400)	(130,146)	11.4
Ibiden Co. Ltd.	(5,700)	(192,132)	16.8
Idemitsu Kosan Co. Ltd.	(4,100)	(89,709)	7.8
IHI Corp.	(1,100)	(24,534)	2.1
Iida Group Holdings Co. Ltd.	(1,700)	(23,605)	2.1
Industrial & Infrastructure Fund Investment Corp.	(319)	(336,909)	29.5
Inpex Corp.	(17,400)	(175,608)	15.4
Isuzu Motors Ltd.	(1,800)	(21,167)	1.9
Ito En Ltd.	(4,800)	(169,058)	14.8
Itoham Yonekyu Holdings, Inc.	(12,600)	(56,345)	4.9
Iwatani Corp.	(3,300)	(121,511)	10.6
Iyogin Holdings, Inc.	(32,500)	(152,483)	13.3
Japan Airport Terminal Co. Ltd.	(11,600)	(496,490)	43.4
Japan Aviation Electronics Industry Ltd.	(13,800)	(214,782)	18.8
Japan Hotel REIT Investment Corp.	(1,506)	(793,446)	69.4
Japan Logistics Fund, Inc.	(64)	(137,119)	12.0
Japan Real Estate Investment Corp.	(116)	(486,073)	42.5
Japan Retail Fund Investment Corp.	(918)	(676,317)	59.2
JCR Pharmaceuticals Co. Ltd.	(8,600)	(127,818)	11.2
Jeol Ltd.	(400)	(14,637)	1.3
JFE Holdings, Inc.	(17,800)	(163,068)	14.3
JGC Holdings Corp.	(1,000)	(12,028)	1.1
JTEKT Corp.	(20,400)	(144,021)	12.6
Justsystems Corp.	(1,900)	(39,962)	3.5
Kadokawa Dwango	(18,100)	(324,069)	28.4
Kagome Co. Ltd.	(15,600)	(311,795)	27.3
Kaken Pharmaceutical Co. Ltd.	(1,200)	(30,714)	2.7
Kaneka Corp.	(2,700)	(66,953)	5.9
Kao Corp.	(12,900)	(481,840)	42.2
Kawasaki Heavy Industries Ltd.	(17,100)	(290,826)	25.4
Keihan Holdings Co. Ltd.	(6,800)	(174,942)	15.3
Kenedix Office Investment Corp.	(54)	(123,012)	10.8
Kikkoman Corp.	(8,400)	(455,196)	39.8
Kobayashi Pharmaceutical Co. Ltd.	(300)	(15,920)	1.4
Kobe Steel Ltd.	(31,000)	(127,128)	11.1
Koei Tecmo Holdings Co. Ltd.	(9,400)	(141,836)	12.4
Koito Manufacturing Co. Ltd.	(2,000)	(28,394)	2.5
Komatsu Ltd.	(12,500)	(244,877)	21.4
Kose Corp.	(900)	(89,838)	7.9
Kotobuki Spirits Co. Ltd.	(4,900)	(251,193)	22.0
K’s Holdings Corp.	(3,300)	(25,860)	2.3
Kubota Corp.	(10,800)	(150,656)	13.2
Kurita Water Industries Ltd.	(4,500)	(164,722)	14.4
Kyushu Financial Group, Inc.	(84,400)	(213,416)	18.7

Security	Shares	Value	% of Basket Value

Japan (continued)
LaSalle Logiport REIT	(175)	$(186,779)	16.3%
Lasertec Corp.	(1,200)	(168,613)	14.8
Lintec Corp.	(11,800)	(177,042)	15.5
Mabuchi Motor Co. Ltd.	(10,400)	(282,198)	24.7
Marui Group Co. Ltd.	(7,800)	(127,611)	11.2
Matsui Securities Co. Ltd.	(48,700)	(259,345)	22.7
Matsumotokiyoshi Holdings Co. Ltd.	(8,500)	(309,473)	27.1
MEIJI Holdings Co. Ltd.	(3,000)	(123,447)	10.8
Menicon Co. Ltd.	(8,500)	(145,129)	12.7
Mercari, Inc.	(4,700)	(78,025)	6.8
MINEBEA MITSUMI, Inc.	(23,300)	(344,337)	30.1
Mitsubishi Electric Corp.	(6,600)	(58,071)	5.1
Mitsubishi Motors Corp.	(30,400)	(102,410)	9.0
Mitsubishi UFJ Financial Group, Inc.	(179,000)	(845,569)	74.0
Mitsui Fudosan Logistics Park, Inc.	(15)	(49,768)	4.4
Mitsui OSK Lines Ltd.	(2,600)	(51,467)	4.5
Miura Co. Ltd.	(17,400)	(354,358)	31.0
Money Forward, Inc.	(3,000)	(84,873)	7.4
Mori Hills REIT Investment Corp.	(438)	(479,773)	42.0
Morinaga & Co. Ltd.	(9,400)	(235,114)	20.6
Morinaga Milk Industry Co. Ltd.	(1,800)	(51,067)	4.5
Nabtesco Corp.	(8,400)	(178,419)	15.6
Nagase & Co. Ltd.	(4,500)	(61,309)	5.4
Nexon Co. Ltd.	(5,200)	(87,018)	7.6
NGK Insulators Ltd.	(2,700)	(31,498)	2.8
NH Foods Ltd.	(8,900)	(212,100)	18.6
NHK Spring Co. Ltd.	(21,300)	(118,004)	10.3
Nidec Corp.	(1,100)	(60,482)	5.3
Nifco, Inc.	(1,900)	(44,126)	3.9
Nippon Accommodations Fund, Inc.	(83)	(353,440)	30.9
Nippon Building Fund, Inc.	(127)	(564,546)	49.4
Nippon Electric Glass Co. Ltd.	(38,600)	(668,382)	58.5
Nippon Shinyaku Co. Ltd.	(1,800)	(99,659)	8.7
Nippon Shokubai Co. Ltd.	(3,600)	(129,135)	11.3
Nippon Steel Corp.	(23,900)	(327,873)	28.7
Nishi-Nippon Railroad Co. Ltd.	(19,900)	(390,314)	34.1
Nissan Chemical Corp.	(300)	(13,505)	1.2
Nissan Motor Co. Ltd.	(4,800)	(15,299)	1.3
Nisshin Seifun Group, Inc.	(11,500)	(124,265)	10.9
Noevir Holdings Co. Ltd.	(5,900)	(218,099)	19.1
NOF Corp.	(4,300)	(147,905)	12.9
Nomura Real Estate Holdings, Inc.	(8,400)	(189,872)	16.6
Nomura Real Estate Master Fund, Inc.	(290)	(330,841)	28.9
NS Solutions Corp.	(3,100)	(71,251)	6.2
OKUMA Corp.	(4,900)	(164,026)	14.4
Ono Pharmaceutical Co. Ltd.	(1,700)	(40,007)	3.5
Open House Co. Ltd.	(12,200)	(433,947)	38.0
Orient Corp.	(89,200)	(722,507)	63.2
Orix JREIT, Inc.	(457)	(613,119)	53.6
Osaka Gas Co. Ltd.	(36,700)	(543,442)	47.5
OSG Corp.	(4,100)	(52,124)	4.6
Rakus Co. Ltd.	(1,900)	(21,102)	1.8
Relo Group, Inc.	(1,600)	(22,551)	2.0
Renesas Electronics Corp.	(31,600)	(264,358)	23.1
Rengo Co. Ltd.	(66,500)	(369,448)	32.3
RENOVA, Inc.	(1,900)	(41,700)	3.6
Rohto Pharmaceutical Co. Ltd.	(1,800)	(55,994)	4.9
Sankyo Co. Ltd.	(6,100)	(201,433)	17.6
Sanwa Holdings Corp.	(3,700)	(31,872)	2.8
Sapporo Holdings Ltd.	(4,000)	(88,227)	7.7
Sekisui Chemical Co. Ltd.	(900)	(11,239)	1.0
Seven & i Holdings Co. Ltd.	(2,100)	(78,390)	6.9

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
Sharp Corp.	(52,600)	$(315,499)	27.6%
SHIFT, Inc.	(1,500)	(234,217)	20.5
Shikoku Electric Power Co., Inc.	(48,500)	(233,326)	20.4
Shimano, Inc.	(700)	(108,320)	9.5
Shinko Electric Industries Co. Ltd.	(800)	(19,225)	1.7
Shinsei Bank Ltd.	(21,800)	(324,399)	28.4
Shizuoka Financial Group, Inc.	(46,600)	(294,271)	25.7
SHO-BOND Holdings Co. Ltd.	(7,300)	(315,798)	27.6
Shochiku Co. Ltd.	(1,800)	(142,881)	12.5
Showa Denko KK	(31,900)	(465,694)	40.7
Sony Corp.	(3,700)	(249,508)	21.8
Stanley Electric Co. Ltd.	(17,400)	(295,809)	25.9
Subaru Corp.	(9,400)	(146,930)	12.9
SUMCO Corp.	(7,700)	(97,596)	8.5
Sumitomo Bakelite Co. Ltd.	(2,600)	(70,372)	6.2
Sumitomo Rubber Industries Ltd.	(6,400)	(54,905)	4.8
Suzuken Co. Ltd.	(4,200)	(93,508)	8.2
Taiyo Nippon Sanso Corp.	(4,900)	(78,015)	6.8
Taiyo Yuden Co. Ltd.	(2,600)	(70,750)	6.2
Takara Holdings, Inc.	(19,300)	(134,249)	11.7
TechnoPro Holdings, Inc.	(10,300)	(247,101)	21.6
THK Co. Ltd.	(6,200)	(108,127)	9.5
Toda Corp.	(12,600)	(62,978)	5.5
Toho Gas Co. Ltd.	(6,300)	(117,380)	10.3
Tokai Carbon Co. Ltd.	(63,300)	(413,090)	36.1
Tokyo Electric Power Co. Holdings, Inc.	(69,900)	(227,704)	19.9
Tokyo Electron Ltd.	(800)	(210,477)	18.4
Tokyo Ohka Kogyo Co. Ltd.	(2,200)	(94,846)	8.3
Tokyu Corp.	(6,500)	(74,948)	6.6
TOPPAN, Inc.	(12,700)	(189,410)	16.6
Toshiba TEC Corp.	(1,300)	(33,656)	2.9
Toyo Suisan Kaisha Ltd.	(600)	(22,510)	2.0
Toyo Tire Corp.	(5,500)	(64,523)	5.6
Toyoda Gosei Co. Ltd.	(2,100)	(33,572)	2.9
Toyota Boshoku Corp.	(11,000)	(139,970)	12.2
UBE Corp.	(2,500)	(32,244)	2.8
Unicharm Corp.	(500)	(15,196)	1.3
United Urban Investment Corp.	(144)	(152,356)	13.3
Ushio, Inc.	(2,900)	(30,115)	2.6
USS Co. Ltd.	(4,900)	(73,935)	6.5
Welcia Holdings Co. Ltd.	(1,100)	(22,992)	2.0
Yokogawa Electric Corp.	(15,700)	(262,521)	23.0
Yokohama Rubber Co. Ltd.	(1,100)	(17,201)	1.5
Zeon Corp.	(12,700)	(107,052)	9.4

		(37,901,746)

Luxembourg
APERAM SA	(599)	(15,641)	1.4
ArcelorMittal SA	(2,149)	(48,038)	4.2
Aroundtown SA	(9,659)	(19,147)	1.7
Eurofins Scientific SE	(3,198)	(204,719)	17.9
Tenaris SA	(70,567)	(1,104,454)	96.6

		(1,391,999)

Netherlands
Aalberts NV	(2,237)	(77,605)	6.8
Akzo Nobel NV	(2,163)	(133,534)	11.7
Argenx SE	(1,127)	(437,558)	38.3
BE Semiconductor Industries NV	(1,963)	(100,044)	8.7
Euronext NV	(2,125)	(134,871)	11.8
Heineken Holding NV	(279)	(19,037)	1.7

Security	Shares	Value	% of Basket Value

Netherlands (continued)
Heineken NV	(200)	$(16,707)	1.5%
ING Groep NV	(1,945)	(19,138)	1.7
Iveco Group NV	(30,521)	(164,925)	14.4
Just Eat Takeaway.com NV	(18,955)	(325,269)	28.4
NN Group NV	(2,569)	(108,778)	9.5
SBM Offshore NV	(17,449)	(236,145)	20.7
Stellantis NV	(65,984)	(890,228)	77.9

		(2,663,839)

Norway
Gjensidige Forsikring ASA	(7,561)	(138,206)	12.1
Nordic Semiconductor ASA	(2,808)	(39,641)	3.5
Schibsted ASA, Class A	(9,754)	(150,543)	13.2
Storebrand ASA	(7,142)	(55,560)	4.8
TOMRA Systems ASA	(7,099)	(114,660)	10.0

		(498,610)

Poland
InPost SA	(15,342)	(97,799)	8.6

Portugal
Galp Energia SGPS SA	(3,293)	(33,434)	2.9
Jeronimo Martins SGPS SA	(888)	(18,375)	1.6

		(51,809)

Singapore
Capitaland Investment Ltd.	(103,300)	(219,682)	19.2
DBS Group Holdings Ltd.	(14,500)	(350,556)	30.7
Grab Holdings Ltd., Class A	(55,683)	(144,776)	12.7
Kenon Holdings Ltd.	(5,846)	(223,971)	19.6
Singapore Telecommunications Ltd.	(188,200)	(331,372)	29.0
United Overseas Bank Ltd.	(25,900)	(508,127)	44.4
UOL Group Ltd.	(38,000)	(165,976)	14.5

		(1,944,460)

Spain
Acerinox SA	(26,754)	(234,473)	20.5
Amadeus IT Group SA	(814)	(42,454)	3.7
Cellnex Telecom SA	(1,889)	(61,828)	5.4
Endesa SA	(1,251)	(20,902)	1.8
Fluidra SA	(6,465)	(87,800)	7.7
Grifols SA	(3,291)	(27,999)	2.4
Industria de Diseno Textil SA	(6,076)	(137,914)	12.1
Red Electrica Corp. SA	(14,172)	(229,242)	20.1

		(842,612)

Sweden
Alfa Laval AB	(3,028)	(74,535)	6.5
Assa Abloy AB, Class B	(7,629)	(154,045)	13.5
Beijer Ref AB, Class B	(3,769)	(58,429)	5.1
Boliden AB	(2,189)	(63,658)	5.6
Embracer Group AB, Class B	(19,115)	(91,957)	8.0
EQT AB	(2,813)	(55,360)	4.8
Evolution AB	(625)	(58,302)	5.1
Fastighets AB Balder, B Shares	(25,036)	(93,976)	8.2
Hennes & Mauritz AB, B Shares	(26,162)	(263,508)	23.1
Hexatronic Group AB	(1,943)	(26,295)	2.3
Investor AB	(14,325)	(243,593)	21.3
L E Lundbergforetagen AB, B Shares	(2,218)	(87,539)	7.7
Nibe Industrier AB, B Shares	(46,895)	(374,071)	32.7
Sandvik AB	(5,808)	(90,760)	7.9
Skandinaviska Enskilda Banken AB, Class A	(30,414)	(320,667)	28.1
SKF AB, B Shares	(3,953)	(57,222)	5.0

48	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Sweden (continued)
Svenska Handelsbanken AB	(62,428)	$(580,020)	50.8%
Sweco AB, B Shares	(12,195)	(91,629)	8.0
Swedbank AB, A Shares	(11,727)	(174,827)	15.3
Swedish Orphan Biovitrum AB	(21,484)	(395,722)	34.6
Trelleborg AB, B Shares	(968)	(21,314)	1.9
Volvo AB	(29,828)	(509,511)	44.6
Volvo AB, B Shares	(53,056)	(868,364)	76.0

		(4,755,304)

Switzerland
Adecco Group AG, Registered Shares	(7,272)	(227,584)	19.9
Alcon, Inc.	(3,918)	(238,549)	20.9
Bachem Holding AG	(3,300)	(236,630)	20.7
Baloise Holding AG, Registered Shares	(1,981)	(270,649)	23.7
Chocoladefabriken Lindt & Spruengli AG, Registered Shares	(1)	(97,189)	8.5
Cie Financiere Richemont SA	(1,350)	(131,940)	11.5
Clariant AG, Registered Shares	(3,195)	(51,346)	4.5
Coca-Cola HBC AG	(15,007)	(327,803)	28.7
Credit Suisse Group AG, Registered Shares	(197,515)	(818,198)	71.6
Galenica AG	(301)	(21,626)	1.9
Helvetia Holding AG, Registered Shares	(2,437)	(242,000)	21.2
Julius Baer Group Ltd.	(621)	(29,795)	2.6
Kuehne & Nagel International AG, Registered Shares	(942)	(200,520)	17.5
LafargeHolcim Ltd.	(2,642)	(120,032)	10.5
Lonza Group AG, Registered Shares	(3,067)	(1,578,842)	138.1
Novartis AG, Registered Shares	(2,907)	(235,149)	20.6
Partners Group Holding AG	(841)	(754,867)	66.0
Roche Holding AG	(1,670)	(554,103)	48.5
Schindler Holding AG	(3,056)	(498,330)	43.6
Schindler Holding AG, Registered Shares	(992)	(156,161)	13.7
SGS SA, Registered Shares	(316)	(696,625)	60.9
Sonova Holding AG, Registered Shares	(1,084)	(256,218)	22.4
STMicroelectronics NV	(730)	(22,699)	2.0
Straumann Holding AG, Registered Shares	(1,479)	(140,758)	12.3
Swatch Group AG	(435)	(97,749)	8.6
Swatch Group AG, Registered Shares	(12,416)	(518,724)	45.4
Swiss Re AG	(6,985)	(518,879)	45.4
Swisscom AG, Registered Shares	(644)	(318,000)	27.8
Tecan Group AG, Registered Shares	(625)	(229,271)	20.1
Temenos AG	(1,090)	(64,919)	5.7

		(9,655,155)

United Kingdom
Airtel Africa PLC	(7,882)	(10,203)	0.9
Ashtead Group PLC	(8,400)	(437,581)	38.3
Associated British Foods PLC	(34,810)	(539,530)	47.2
AVEVA Group PLC	(5,903)	(211,258)	18.5
Barratt Developments PLC	(77,354)	(333,634)	29.2
Bellway PLC	(797)	(16,950)	1.5
Berkeley Group Holdings PLC	(2,270)	(90,317)	7.9
British Land Co. PLC	(9,551)	(40,065)	3.5
BT Group PLC	(78,329)	(116,728)	10.2
CNH Industrial NV	(37,031)	(479,073)	41.9
DS Smith PLC	(159,708)	(532,614)	46.6
Farfetch Ltd., Class A	(1,684)	(14,280)	1.3
Future PLC	(34,046)	(477,141)	41.8
Greggs PLC	(13,277)	(307,780)	26.9
Harbour Energy PLC	(90,618)	(393,267)	34.4
Howden Joinery Group PLC	(83,535)	(492,071)	43.1

Security	Shares	Value	% of Basket Value

United Kingdom (continued)
Inchcape PLC	(7,367)	$(62,847)	5.5%
InterContinental Hotels Group PLC	(4,343)	(233,352)	20.4
ITV PLC	(19,974)	(15,379)	1.4
Janus Henderson Group PLC	(9,052)	(206,114)	18.0
JD Sports Fashion PLC	(301,776)	(337,214)	29.5
Land Securities Group PLC	(74,512)	(487,225)	42.6
Linde PLC	(58)	(17,246)	1.5
Marks & Spencer Group PLC	(46,632)	(56,475)	4.9
Mondi PLC	(957)	(16,057)	1.4
Next PLC	(5,460)	(308,379)	27.0
Persimmon PLC	(26,290)	(393,400)	34.4
Prudential PLC	(1,758)	(16,331)	1.4
Rio Tinto PLC	(87)	(4,547)	0.4
Royal Mail PLC	(17,297)	(40,015)	3.5
Smith & Nephew PLC	(1,058)	(12,502)	1.1
Standard Life Aberdeen PLC	(23,967)	(43,672)	3.8
Taylor Wimpey PLC	(217,027)	(233,332)	20.4
UNITE Group PLC	(13,063)	(133,438)	11.7
Vodafone Group PLC	(1,233,524)	(1,440,018)	126.0
Weir Group PLC	(3,346)	(58,300)	5.1
Whitbread PLC	(18,081)	(532,162)	46.6
Wise PLC, Class A	(75,841)	(577,665)	50.5

		(9,718,162)

United States
Acadia Healthcare Co., Inc.	(3,764)	(306,013)	26.8
AES Corp.	(6,073)	(158,870)	13.9
Affiliated Managers Group, Inc.	(1,439)	(178,666)	15.6
Aflac, Inc.	(2,066)	(134,517)	11.8
AGCO Corp.	(2,325)	(288,695)	25.3
Agree Realty Corp.	(3,767)	(258,793)	22.6
Air Products & Chemicals, Inc.	(37)	(9,265)	0.8
Airbnb, Inc., Class A	(8,628)	(922,420)	80.7
Alexandria Real Estate Equities, Inc.	(1,597)	(232,044)	20.3
Alight, Inc., Class A	(1,656)	(13,728)	1.2
Amdocs Ltd.	(4,475)	(386,237)	33.8
AMERCO	(85)	(48,891)	4.3
Ameren Corp.	(4,604)	(375,318)	32.8
American Electric Power Co., Inc.	(9,938)	(873,749)	76.4
AMETEK, Inc.	(1,128)	(146,256)	12.8
Amgen, Inc.	(370)	(100,030)	8.8
Amkor Technology, Inc.	(8,782)	(182,578)	16.0
Apartment Income REIT Corp.	(14,839)	(570,263)	49.9
Apellis Pharmaceuticals, Inc.	(1,725)	(104,345)	9.1
Apollo Global Management, Inc.	(14,564)	(806,263)	70.5
Appian Corp., Class A	(2,297)	(112,140)	9.8
AppLovin Corp., Class A	(5,460)	(92,602)	8.1
Aramark	(7,933)	(289,555)	25.3
Archer-Daniels-Midland Co.	(3,740)	(362,705)	31.7
Arista Networks, Inc.	(6,226)	(752,474)	65.8
Arrowhead Pharmaceuticals, Inc.	(1,077)	(37,490)	3.3
Asana, Inc., Class A	(10,588)	(218,113)	19.1
Aspen Technology, Inc.	(473)	(114,206)	10.0
Assurant, Inc.	(563)	(76,489)	6.7
ATI, Inc.	(1,297)	(38,599)	3.4
Atkore, Inc.	(198)	(18,869)	1.7
Atmos Energy Corp.	(6,344)	(675,953)	59.1
Beacon Roofing Supply, Inc.	(3,484)	(196,323)	17.2
Beam Therapeutics, Inc.	(1,574)	(69,350)	6.1
Bentley Systems, Inc., Class B	(4,380)	(154,526)	13.5
Berkshire Hathaway, Inc., Class B	(792)	(233,711)	20.4

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Blue Owl Capital, Inc.	(19,593)	$(196,322)	17.2%
Bright Horizons Family Solutions, Inc.	(1,659)	(108,366)	9.5
Broadcom, Inc.	(2,028)	(953,403)	83.4
Brown & Brown, Inc.	(11)	(647)	0.1
Brunswick Corp.	(4,838)	(341,901)	29.9
Bumble, Inc., Class A	(1,819)	(46,203)	4.0
Bunge Ltd.	(427)	(42,145)	3.7
Burlington Stores, Inc.	(3,262)	(466,336)	40.8
BWX Technologies, Inc.	(2,659)	(151,510)	13.3
Cable One, Inc.	(178)	(152,979)	13.4
Cabot Corp.	(7,147)	(525,162)	45.9
Cactus, Inc., Class A	(750)	(38,790)	3.4
Cadence Bank	(3,572)	(98,766)	8.6
Cadence Design Systems, Inc.	(588)	(89,017)	7.8
Caesars Entertainment, Inc.	(6,617)	(289,361)	25.3
Calix, Inc.	(1,771)	(130,416)	11.4
Camden Property Trust	(5,552)	(641,534)	56.1
CarMax, Inc.	(1,967)	(123,941)	10.8
Carnival Corp.	(23,074)	(209,050)	18.3
Celanese Corp.	(4,370)	(420,044)	36.8
Celsius Holdings, Inc.	(1,616)	(147,185)	12.9
CenterPoint Energy, Inc.	(4,586)	(131,205)	11.5
ChampionX Corp.	(6,349)	(181,708)	15.9
Charles Schwab Corp.	(2,612)	(208,098)	18.2
Charter Communications, Inc., Class A	(1,482)	(544,813)	47.7
Chemours Co.	(7,919)	(226,721)	19.8
Choice Hotels International, Inc.	(129)	(16,749)	1.5
Churchill Downs, Inc.	(688)	(143,042)	12.5
Citizens Financial Group, Inc.	(436)	(17,832)	1.6
Civitas Resources, Inc.	(2,438)	(170,441)	14.9
Clean Harbors, Inc.	(2,997)	(367,013)	32.1
Cleveland-Cliffs, Inc.	(59,902)	(778,127)	68.1
Cloudflare, Inc., Class A	(7,776)	(437,944)	38.3
Columbia Sportswear Co.	(184)	(13,708)	1.2
Commerce Bancshares, Inc.	(3,247)	(230,017)	20.1
Concentrix Corp.	(1,421)	(173,689)	15.2
Confluent, Inc., Class A	(4,724)	(126,981)	11.1
Constellation Energy Corp.	(1,651)	(156,086)	13.7
Corteva, Inc.	(2,466)	(161,128)	14.1
Coty, Inc., Class A	(173,431)	(1,163,722)	101.8
Coupa Software, Inc.	(3,321)	(176,777)	15.5
Cousins Properties, Inc.	(23,250)	(552,420)	48.3
Crane Holdings Co.	(3,594)	(360,622)	31.6
Cullen/Frost Bankers, Inc.	(1,040)	(161,252)	14.1
Cummins, Inc.	(1,831)	(447,698)	39.2
Curtiss-Wright Corp.	(3,083)	(517,420)	45.3
CVB Financial Corp.	(4,183)	(120,136)	10.5
Cytokinetics, Inc.	(269)	(11,745)	1.0
Darling Ingredients, Inc.	(2,796)	(219,430)	19.2
Datadog, Inc., Class A	(504)	(40,577)	3.6
DaVita, Inc.	(2,602)	(189,972)	16.6
Delta Air Lines, Inc.	(2,628)	(89,168)	7.8
Denbury, Inc.	(3,266)	(298,545)	26.1
DENTSPLY SIRONA, Inc.	(14,539)	(448,092)	39.2
DISH Network Corp., Class A	(10,541)	(157,166)	13.8
Dollar General Corp.	(5,787)	(1,475,974)	129.1
DoubleVerify Holdings, Inc.	(2,877)	(84,095)	7.4
Douglas Emmett, Inc.	(19,369)	(340,701)	29.8
Dover Corp.	(756)	(98,802)	8.6
Dr. Horton, Inc.	(7,873)	(605,276)	53.0
DraftKings, Inc., Class A	(894)	(14,125)	1.2
Duke Energy Corp.	(27,363)	(2,549,684)	223.1

Security	Shares	Value	% of Basket Value

United States (continued)
Duolingo, Inc.	(808)	$(66,127)	5.8%
DXC Technology Co.	(1,675)	(48,156)	4.2
East West Bancorp, Inc.	(5,885)	(421,189)	36.9
Electronic Arts, Inc.	(1,067)	(134,399)	11.8
EMCOR Group, Inc.	(6,241)	(880,605)	77.0
Encompass Health Corp.	(4,869)	(265,068)	23.2
Endeavor Group Holdings, Inc., Class A	(8,947)	(195,402)	17.1
Enovis Corp.	(3,619)	(178,960)	15.7
Enphase Energy, Inc.	(2,812)	(863,284)	75.5
Ensign Group, Inc.	(371)	(33,308)	2.9
Entegris, Inc.	(352)	(27,928)	2.4
Envista Holdings Corp.	(3,380)	(111,574)	9.8
EPAM Systems, Inc.	(94)	(32,900)	2.9
Equitable Holdings, Inc.	(18,226)	(558,080)	48.8
Etsy, Inc.	(3,685)	(346,058)	30.3
Euronet Worldwide, Inc.	(350)	(29,404)	2.6
Evercore, Inc., Class A	(3,516)	(369,532)	32.3
Evergy, Inc.	(3,728)	(227,893)	19.9
Evoqua Water Technologies Corp.	(6,059)	(237,392)	20.8
Exelon Corp.	(3,458)	(133,444)	11.7
ExlService Holdings, Inc.	(890)	(161,847)	14.2
Extra Space Storage, Inc.	(1,520)	(269,709)	23.6
Federal Realty OP LP	(1,351)	(133,722)	11.7
Fidelity National Information Services, Inc.	(989)	(82,077)	7.2
Fifth Third Bancorp	(2,822)	(100,717)	8.8
First Citizens BancShares, Inc., Class A	(361)	(296,785)	26.0
First Republic Bank	(1,175)	(141,118)	12.3
FirstEnergy Corp.	(13,037)	(491,625)	43.0
Fiserv, Inc.	(5,068)	(520,686)	45.6
Five Below, Inc.	(4,026)	(589,205)	51.6
Five9, Inc.	(509)	(30,672)	2.7
Floor & Decor Holdings, Inc., Class A	(3,013)	(221,064)	19.3
Flowserve Corp.	(5,014)	(143,802)	12.6
FNB Corp.	(44,924)	(649,152)	56.8
Ford Motor Co.	(4,355)	(58,226)	5.1
Fortinet, Inc.	(4,435)	(253,505)	22.2
Fortive Corp.	(5,492)	(350,939)	30.7
Franklin Resources, Inc.	(39,899)	(935,632)	81.9
Frontier Communications Parent, Inc.	(970)	(22,717)	2.0
FTI Consulting, Inc.	(1,535)	(238,892)	20.9
General Mills, Inc.	(8,177)	(667,080)	58.4
General Motors Co.	(823)	(32,303)	2.8
Genuine Parts Co.	(973)	(173,058)	15.1
Global Payments, Inc.	(4,446)	(508,000)	44.4
GoDaddy, Inc., Class A	(4,076)	(327,710)	28.7
Goldman Sachs Group, Inc.	(4,237)	(1,459,689)	127.7
Graco, Inc.	(6,806)	(473,561)	41.4
GXO Logistics, Inc.	(2,546)	(93,031)	8.1
Haemonetics Corp.	(661)	(56,152)	4.9
Hancock Whitney Corp.	(4,116)	(229,961)	20.1
Hanesbrands, Inc.	(10,639)	(72,558)	6.3
Hasbro, Inc.	(1,802)	(117,581)	10.3
HCA Healthcare, Inc.	(974)	(211,816)	18.5
Healthcare Realty Trust, Inc.	(14,095)	(286,551)	25.1
HealthEquity, Inc.	(1,711)	(133,304)	11.7
Helmerich & Payne, Inc.	(823)	(40,747)	3.6
Hershey Co.	(1,352)	(322,817)	28.2
Hilton Grand Vacations, Inc.	(13,915)	(546,025)	47.8
Hologic, Inc.	(7,699)	(521,992)	45.7
Home BancShares, Inc.	(8,178)	(208,457)	18.2
Houlihan Lokey, Inc.	(2,107)	(188,197)	16.5
Hubbell, Inc.	(4,554)	(1,081,484)	94.6

50	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Huntington Bancshares, Inc.	(33,913)	$(514,799)	45.0%
IAA, Inc.	(4,760)	(231,717)	20.3
IAA, Inc.	(9,596)	(363,976)	31.8
IDEX Corp.	(1,786)	(397,046)	34.7
Independence Realty Trust, Inc.	(22,142)	(371,100)	32.5
Ingersoll Rand, Inc.	(10,115)	(510,808)	44.7
Ingredion, Inc.	(3,299)	(294,007)	25.7
Inspire Medical Systems, Inc.	(176)	(34,311)	3.0
Intellia Therapeutics, Inc.	(1,109)	(58,533)	5.1
Interactive Brokers Group, Inc., Class A	(2,990)	(239,649)	21.0
Interpublic Group of Cos., Inc.	(2,078)	(61,904)	5.4
Intra-Cellular Therapies, Inc.	(6,522)	(297,860)	26.1
iRhythm Technologies, Inc.	(2,864)	(365,131)	31.9
ITT, Inc.	(4,227)	(322,901)	28.3
J2 Global, Inc.	(1,973)	(152,690)	13.4
JPMorgan Chase & Co.	(3,208)	(403,823)	35.3
Karuna Therapeutics, Inc.	(750)	(164,505)	14.4
Keurig Dr Pepper, Inc.	(115,451)	(4,484,117)	392.3
Kimco Realty Corp.	(5,372)	(114,853)	10.1
Kirby Corp.	(4,196)	(292,671)	25.6
Kite Realty Group Trust	(31,947)	(627,439)	54.9
Lancaster Colony Corp.	(1,000)	(180,280)	15.8
Lantheus Holdings, Inc.	(5,031)	(372,244)	32.6
Las Vegas Sands Corp.	(15,243)	(579,386)	50.7
Leggett & Platt, Inc.	(12,455)	(420,356)	36.8
Lincoln Electric Holdings, Inc.	(1,545)	(219,390)	19.2
Littelfuse, Inc.	(530)	(116,733)	10.2
LKQ Corp.	(5,750)	(319,930)	28.0
Loews Corp.	(8,632)	(492,197)	43.1
LPL Financial Holdings, Inc.	(1,297)	(331,578)	29.0
Lyft, Inc., Class A	(7,321)	(107,179)	9.4
Magnolia Oil & Gas Corp., Class A	(11,059)	(283,995)	24.8
Maravai LifeSciences Holdings, Inc., Class A	(3,098)	(51,427)	4.5
Marqeta, Inc., Class A	(7,135)	(56,224)	4.9
MasTec, Inc.	(2,604)	(200,716)	17.6
Maximus, Inc.	(5,456)	(336,472)	29.4
McDonald’s Corp.	(806)	(219,764)	19.2
MDU Resources Group, Inc.	(4,354)	(124,002)	10.9
Medpace Holdings, Inc.	(2,878)	(638,858)	55.9
Micron Technology, Inc.	(27,183)	(1,470,600)	128.7
Middleby Corp.	(969)	(135,524)	11.9
Mirati Therapeutics, Inc.	(4,078)	(274,531)	24.0
Molina Healthcare, Inc.	(903)	(324,051)	28.4
Monster Beverage Corp.	(749)	(70,196)	6.1
Morgan Stanley	(6,110)	(502,059)	43.9
Mosaic Co.	(6,250)	(335,938)	29.4
Motorola Solutions, Inc.	(1,940)	(484,437)	42.4
Murphy USA, Inc.	(1,548)	(486,862)	42.6
Nasdaq, Inc.	(2,697)	(167,861)	14.7
Natera, Inc.	(1,031)	(48,416)	4.2
National Instruments Corp.	(2,686)	(102,551)	9.0
nCino, Inc.	(12,990)	(408,925)	35.8
NCR Corp.	(1,062)	(22,578)	2.0
Netflix, Inc.	(2,677)	(781,363)	68.4
New Fortress Energy, Inc.	(11,327)	(623,778)	54.6
Nexstar Broadcasting Group, Inc.	(1,462)	(250,441)	21.9
NextEra Energy, Inc.	(17,198)	(1,332,845)	116.6
NIKE, Inc.	(1,408)	(130,493)	11.4
NiSource, Inc.	(3,775)	(96,980)	8.5
Nordson Corp.	(883)	(198,675)	17.4
Norfolk Southern Corp.	(742)	(169,228)	14.8
NortonLifeLock, Inc.	(7,868)	(177,266)	15.5

Security	Shares	Value	% of Basket Value

United States (continued)
Norwegian Cruise Line Holdings Ltd.	(15,111)	$(255,225)	22.3%
NRG Energy, Inc.	(235)	(10,434)	0.9
nVent Electric PLC	(1,798)	(65,627)	5.7
OGE Energy Corp.	(13,752)	(503,736)	44.1
Old Republic International Corp.	(12,588)	(292,167)	25.6
Olin Corp.	(6,890)	(364,826)	31.9
Omnicell, Inc.	(1,722)	(133,145)	11.7
Omnicom Group, Inc.	(301)	(21,898)	1.9
ON Semiconductor Corp.	(286)	(17,569)	1.5
ONE Gas, Inc.	(2,314)	(179,289)	15.7
OneMain Holdings, Inc.	(1,607)	(61,966)	5.4
ONEOK, Inc.	(4,786)	(283,906)	24.8
Onto Innovation, Inc.	(5,827)	(389,477)	34.1
Option Care Health, Inc.	(1,746)	(52,834)	4.6
Oracle Corp.	(20,992)	(1,638,845)	143.4
Organon & Co.	(9,334)	(244,364)	21.4
Packaging Corp. of America	(2,754)	(331,058)	29.0
Palantir Technologies, Inc., Class A	(22,772)	(200,166)	17.5
Parker-Hannifin Corp.	(2,446)	(710,857)	62.2
Paycom Software, Inc.	(950)	(328,700)	28.8
Peloton Interactive, Inc., Class A	(6,196)	(52,046)	4.6
Performance Food Group Co.	(14,624)	(761,033)	66.6
PerkinElmer, Inc.	(2,068)	(276,243)	24.2
Pfizer, Inc.	(9,505)	(442,458)	38.7
PG&E Corp.	(73,338)	(1,094,936)	95.8
Phillips 66	(981)	(102,309)	9.0
Phillips Edison & Co., Inc.	(1,632)	(49,188)	4.3
Pilgrim’s Pride Corp.	(927)	(21,367)	1.9
Pinnacle Financial Partners, Inc.	(1,150)	(95,439)	8.4
Pinterest, Inc., Class A	(12,510)	(307,746)	26.9
Plug Power, Inc.	(16,336)	(261,049)	22.8
Polaris, Inc.	(466)	(47,346)	4.1
Privia Health Group, Inc.	(3,387)	(113,397)	9.9
Procore Technologies, Inc.	(1,166)	(63,734)	5.6
Procter & Gamble Co.	(942)	(126,859)	11.1
Progyny, Inc.	(471)	(20,945)	1.8
PTC Therapeutics, Inc.	(500)	(18,910)	1.7
PTC, Inc.	(704)	(82,952)	7.3
Public Storage	(3,898)	(1,207,406)	105.6
QUALCOMM, Inc.	(575)	(67,655)	5.9
Qualtrics International, Inc., Class A	(15,493)	(185,451)	16.2
Quanta Services, Inc.	(3,933)	(558,643)	48.9
R1 RCM, Inc.	(1,973)	(34,843)	3.0
Raymond James Financial, Inc.	(2,200)	(259,908)	22.7
Rayonier, Inc.	(3,446)	(116,130)	10.2
RBC Bearings, Inc.	(1,460)	(370,154)	32.4
Realty Income Corp.	(775)	(48,259)	4.2
Red Rock Resorts, Inc., Class A	(556)	(23,157)	2.0
Regal Beloit Corp.	(1,060)	(134,132)	11.7
Regeneron Pharmaceuticals, Inc.	(1,073)	(803,409)	70.3
Regions Financial Corp.	(9,509)	(208,723)	18.3
Republic Services, Inc.	(2,991)	(396,666)	34.7
RH	(1,463)	(371,500)	32.5
Rivian Automotive, Inc., Class A	(1,024)	(35,809)	3.1
Rockwell Automation, Inc.	(148)	(37,784)	3.3
Rollins, Inc.	(1,394)	(58,660)	5.1
Roper Industries, Inc.	(1,033)	(428,220)	37.5
Ross Stores, Inc.	(5,101)	(488,115)	42.7
RPM International, Inc.	(8,826)	(834,675)	73.0
Ryman Hospitality Properties, Inc.	(221)	(19,651)	1.7
Sarepta Therapeutics, Inc.	(570)	(64,991)	5.7
Scientific Games Corp.	(6,727)	(377,654)	33.0

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Seagate Technology Holdings PLC	(2,676)	$(132,890)	11.6%
SEI Investments Co.	(16,787)	(911,534)	79.8
Selective Insurance Group, Inc.	(3,889)	(381,433)	33.4
Sensata Technologies Holding PLC	(9,872)	(396,953)	34.7
SentinelOne, Inc., Class A	(695)	(15,874)	1.4
Shoals Technologies Group, Inc., Class A	(3,945)	(91,169)	8.0
Shockwave Medical, Inc.	(346)	(101,430)	8.9
Signature Bank	(348)	(55,168)	4.8
Skechers U.S.A., Inc., Class A	(27,078)	(932,296)	81.6
Skyworks Solutions, Inc.	(7,336)	(630,969)	55.2
SLM Corp.	(5,877)	(97,499)	8.5
Smartsheet, Inc., Class A	(173)	(6,041)	0.5
Sonoco Products Co.	(4,665)	(289,603)	25.3
South State Corp.	(2,351)	(212,601)	18.6
Southern Co.	(4,786)	(313,387)	27.4
Southwest Gas Holdings, Inc.	(7,520)	(549,486)	48.1
Spire, Inc.	(717)	(50,054)	4.4
Spirit AeroSystems Holdings, Inc., Class A	(2,918)	(67,581)	5.9
Spirit Realty Capital, Inc.	(1,607)	(62,400)	5.5
SS&C Technologies Holdings, Inc.	(6,402)	(329,191)	28.8
STAG Industrial, Inc.	(24,735)	(781,379)	68.4
Stanley Black & Decker, Inc.	(5,476)	(429,811)	37.6
Starbucks Corp.	(273)	(23,639)	2.1
State Street Corp.	(3,833)	(283,642)	24.8
Steel Dynamics, Inc.	(3,623)	(340,743)	29.8
STERIS PLC	(1,784)	(307,883)	26.9
Stryker Corp.	(467)	(107,055)	9.4
Synopsys, Inc.	(853)	(249,545)	21.8
Synovus Financial Corp.	(924)	(36,821)	3.2
T Rowe Price Group, Inc.	(3,082)	(327,185)	28.6
Target Corp.	(1,100)	(180,675)	15.8
Teledyne Technologies, Inc.	(136)	(54,125)	4.7
Tenet Healthcare Corp.	(1,752)	(77,719)	6.8
Teradata Corp.	(535)	(16,901)	1.5
Terreno Realty Corp.	(5,056)	(288,900)	25.3
T-Mobile U.S., Inc.	(7,127)	(1,080,168)	94.5
Toast, Inc., Class A	(13,304)	(293,885)	25.7
Toro Co.	(762)	(80,338)	7.0
Trade Desk, Inc., Class A	(1,190)	(63,356)	5.5
TransUnion	(1,367)	(81,022)	7.1
Travelers Cos., Inc.	(1,401)	(258,428)	22.6
Trimble, Inc.	(10,325)	(621,152)	54.3
Twilio, Inc., Class A	(7,212)	(536,356)	46.9
UFP Industries, Inc.	(1,082)	(77,071)	6.7
UGI Corp.	(8,303)	(293,345)	25.7
UiPath, Inc., Class A	(22,826)	(288,749)	25.3
United Bankshares, Inc.	(22,194)	(939,916)	82.2
Universal Health Services, Inc., Class B	(3,933)	(455,717)	39.9
Valley National Bancorp	(20,161)	(239,311)	20.9
Valmont Industries, Inc.	(454)	(144,926)	12.7
Verisk Analytics, Inc.	(1,880)	(343,720)	30.1
Verizon Communications, Inc.	(2,605)	(97,349)	8.5
Vertiv Holdings Co.	(12,745)	(182,381)	16.0
Vontier Corp.	(1,566)	(29,911)	2.6
Vulcan Materials Co.	(2,962)	(484,879)	42.4
Warner Music Group Corp., Class A	(6,181)	(160,830)	14.1
Waste Connections, Inc.	(2,231)	(294,291)	25.7
Waste Management, Inc.	(1,169)	(185,135)	16.2
Webster Financial Corp.	(489)	(26,533)	2.3
WEC Energy Group, Inc.	(5,370)	(490,442)	42.9
Wendy’s Co.	(8,403)	(174,614)	15.3

Security	Shares	Value	% of Basket Value

United States (continued)
Western Alliance Bancorp	(1,977)	$(132,795)	11.6%
Westinghouse Air Brake Technologies Corp.	(2,928)	(273,124)	23.9
Westlake Chemical Corp.	(3,660)	(353,739)	31.0
Wolfspeed, Inc.	(1,526)	(120,173)	10.5
Workiva, Inc.	(957)	(74,464)	6.5
WW Grainger, Inc.	(727)	(424,822)	37.2
Wynn Resorts Ltd.	(2,440)	(155,916)	13.6
XPO Logistics, Inc.	(11,400)	(589,836)	51.6
YETI Holdings, Inc.	(516)	(16,553)	1.4
Zebra Technologies Corp., Class A	(977)	(276,706)	24.2
Zimmer Biomet Holdings, Inc.	(11,411)	(1,293,437)	113.2
Zoom Video Communications, Inc., Class A	(3,041)	(253,741)	22.2
ZoomInfo Technologies, Inc.	(1,945)	(86,611)	7.6
Zurn Elkay Water Solutions Corp.	(10,449)	(245,447)	21.5

		(109,987,275)

Preferred Stocks

Germany
Porsche Automobil Holding SE	(5,064)	(282,937)	24.8

Total Reference Entity — Short		(202,946,048)

Net Value of Reference Entity — Bank of America N.A		$(1,142,933)

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with BNP Paribas SA as of period end, termination dates December 12, 2022 and December 19, 2022:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Argentina
MercadoLibre, Inc.	10	$9,016	(2.8)%

Australia
AGL Energy Ltd.	51,957	226,366	(70.4)
Allkem Ltd.	1,471	13,592	(4.2)
Alumina Ltd.	624,148	539,418	(167.7)
Aristocrat Leisure Ltd.	38,844	921,999	(286.6)
ASX Ltd.	1,310	56,760	(17.6)
Australia & New Zealand Banking Group Ltd.	5,000	81,919	(25.5)
Bank of Queensland Ltd.	14,355	67,602	(21.0)
Bendigo & Adelaide Bank Ltd.	3,087	17,820	(5.5)
Boral Ltd.	94,339	173,827	(54.0)
carsales.com Ltd.	7,837	101,519	(31.5)
Challenger Ltd.	7,936	35,659	(11.1)
Commonwealth Bank of Australia	13,653	915,389	(284.5)
Computershare Ltd.	9,876	159,873	(49.7)
CSR Ltd.	137,055	405,994	(126.2)
Deterra Royalties Ltd.	64,344	168,835	(52.5)
Domain Holdings Australia Ltd.	78,226	166,713	(51.8)
Domino’s Pizza Enterprises Ltd.	2,479	101,078	(31.4)
Flight Centre Travel Group Ltd.	76,745	816,823	(253.9)
Goodman Group	4,998	54,382	(16.9)
GPT Group	51,209	141,519	(44.0)
Harvey Norman Holdings Ltd.	81,719	217,396	(67.6)
IGO Ltd.	32,137	314,298	(97.7)
Iluka Resources Ltd.	51,293	284,190	(88.3)
Insignia Financial Ltd.	121,170	244,267	(75.9)
Magellan Financial Group Ltd.	3,716	23,562	(7.3)

52	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Australia (continued)
Medibank Pvt Ltd.	123,943	$223,180	(69.4)%
Metcash Ltd.	186,359	489,216	(152.0)
Mineral Resources Ltd.	2,483	116,407	(36.2)
Mirvac Group	36,250	48,030	(14.9)
National Australia Bank Ltd.	639	13,273	(4.1)
Orora Ltd.	41,238	80,023	(24.9)
OZ Minerals Ltd.	1,067	16,521	(5.1)
Perpetual Ltd.	21,135	336,790	(104.7)
Pilbara Minerals Ltd.	64,165	208,552	(64.8)
Platinum Asset Management Ltd.	191,023	218,691	(68.0)
Pro Medicus Ltd.	5,202	185,334	(57.6)
REA Group Ltd.	1,450	112,384	(34.9)
Scentre Group	79,771	148,456	(46.1)
SEEK Ltd.	16,620	228,789	(71.1)
Shopping Centres Australasia Property Group	14,712	25,624	(8.0)
South32 Ltd.	143,826	329,975	(102.6)
Star Entertainment Group Ltd.	74,807	140,722	(43.7)
Steadfast Group Ltd.	56,473	182,958	(56.9)
Stockland	61,779	142,345	(44.2)
Telstra Group Ltd.	76,632	192,149	(59.7)
Treasury Wine Estates Ltd.	7,489	62,060	(19.3)
Westpac Banking Corp.	27,727	428,132	(133.1)
WiseTech Global Ltd.	4,411	163,132	(50.7)

		10,343,543

Austria
Andritz AG	6,734	312,973	(97.3)
Erste Group Bank AG	6,726	165,762	(51.5)
Raiffeisen Bank International AG	6,644	92,400	(28.7)
Verbund AG	219	17,155	(5.4)

		588,290

Belgium
Ackermans & van Haaren NV	690	96,132	(29.9)
Anheuser-Busch InBev SA	2,378	118,948	(36.9)
Etablissements Franz Colruyt NV	9,807	236,389	(73.5)
Solvay SA	2,238	201,959	(62.8)
Umicore SA	874	28,812	(8.9)
Warehouses De Pauw CVA	10,779	276,653	(86.0)

		958,893

Bermuda
Axis Capital Holdings Ltd.	18,766	1,025,937	(318.8)
Hiscox Ltd.	36,258	373,520	(116.1)
RenaissanceRe Holdings Ltd.	4,085	631,868	(196.4)
Triton International Ltd.	2,873	174,362	(54.2)

		2,205,687

Canada
Air Canada	4,259	61,305	(19.1)
Alamos Gold, Inc., Class A	69,169	545,797	(169.6)
Algonquin Power & Utilities Corp.	7,238	80,118	(24.9)
ARC Resources Ltd.	12,551	176,701	(54.9)
Bank of Montreal	362	33,345	(10.4)
Bank of Nova Scotia	12,894	623,239	(193.7)
Baytex Energy Corp.	29,520	160,346	(49.8)
BCE, Inc.	537	24,222	(7.5)
Bombardier, Inc., Class B	1,424	41,821	(13.0)
Boralex, Inc., Class A	4,740	134,405	(41.8)
Brookfield Infrastructure Corp., Class A	6,506	280,708	(87.3)
BRP, Inc.	2,102	140,545	(43.7)
CAE, Inc.	7,301	139,337	(43.3)

Security	Shares	Value	% of Basket Value

Canada (continued)
Canada Goose Holdings, Inc.	11,732	$191,936	(59.7)%
Canadian Imperial Bank of Commerce	16,658	756,509	(235.1)
Canadian Tire Corp. Ltd., Class A	2,504	280,644	(87.2)
Canadian Utilities Ltd., Class A	14,230	378,638	(117.7)
Capital Power Corp.	2,656	88,901	(27.6)
Cargojet, Inc.	3,114	303,548	(94.3)
CGI, Inc.	11,339	913,379	(283.9)
CI Financial Corp.	10,730	107,430	(33.4)
Colliers International Group, Inc.	382	35,852	(11.1)
Crescent Point Energy Corp.	42,270	330,440	(102.7)
Descartes Systems Group, Inc.	5,857	404,124	(125.6)
Emera, Inc.	11,052	409,598	(127.3)
Enerplus Corp.	23,862	413,712	(128.6)
First Capital Real Estate Investment Trust	1,688	19,639	(6.1)
First Majestic Silver Corp.	23,682	199,211	(61.9)
First Quantum Minerals Ltd.	5,265	92,867	(28.9)
FirstService Corp.	1,420	177,517	(55.2)
George Weston Ltd.	1,468	161,579	(50.2)
GFL Environmental, Inc.	5,942	160,375	(49.9)
Gibson Energy, Inc.	7,457	127,262	(39.6)
Great-West Lifeco, Inc.	13,596	314,763	(97.8)
Hydro One Ltd.	9,999	250,718	(77.9)
IGM Financial, Inc.	12,221	327,155	(101.7)
Imperial Oil Ltd.	4,052	220,423	(68.5)
Ivanhoe Mines Ltd., Class A	15,001	104,055	(32.3)
Keyera Corp.	23,563	505,039	(157.0)
Kinaxis, Inc.	3,309	353,185	(109.8)
Lithium Americas Corp.	611	15,204	(4.7)
Lululemon Athletica, Inc.	2,423	797,264	(247.8)
Lundin Mining Corp.	15,682	82,188	(25.5)
Methanex Corp.	774	27,015	(8.4)
NexGen Energy Ltd.	40,600	170,464	(53.0)
Northland Power, Inc.	8,364	243,366	(75.6)
NuVista Energy Ltd.	5,486	54,403	(16.9)
Osisko Gold Royalties Ltd.	38,408	411,892	(128.0)
Parex Resources, Inc.	7,109	108,434	(33.7)
Royal Bank of Canada	4,233	391,654	(121.7)
Stantec, Inc.	8,098	396,236	(123.2)
TC Energy Corp.	21,956	964,398	(299.7)
Teck Resources Ltd.	28,612	870,951	(270.7)
TELUS Corp.	17,277	360,796	(112.1)
Toronto-Dominion Bank	8,334	533,374	(165.8)
Tourmaline Oil Corp.	1,937	109,138	(33.9)
Wheaton Precious Metals Corp.	18,271	597,745	(185.8)
Whitecap Resources, Inc.	12,190	94,489	(29.4)
WSP Global, Inc.	2,170	266,704	(82.9)

		16,566,103

China
Budweiser Brewing Co. APAC Ltd.	6,800	14,312	(4.4)
Chow Tai Fook Jewellery Group Ltd.	15,200	26,024	(8.1)
NXP Semiconductors NV	3,867	564,891	(175.6)

		605,227

Denmark
AP Moller - Maersk A/S, Class A	7	14,005	(4.4)
Coloplast A/S, Class B	4,303	479,656	(149.1)
Demant A/S	1,359	37,110	(11.5)
DSV A/S	2,268	306,471	(95.3)
Genmab A/S	22	8,475	(2.6)
GN Store Nord A/S	5,162	109,699	(34.1)
H Lundbeck A/S	64,431	241,081	(74.9)

S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Denmark (continued)
Novo Nordisk A/S, Class B	234	$25,443	(7.9)%
Novozymes A/S, B Shares	1,513	79,418	(24.7)
SimCorp A/S	2,393	142,888	(44.4)
Tryg A/S	7,368	159,364	(49.5)
Vestas Wind Systems A/S	2,010	39,624	(12.3)

		1,643,234

Finland
Kone OYJ, Class B	542	22,193	(6.9)
Nokia OYJ	167,379	743,818	(231.2)
Nokian Renkaat OYJ	5,607	63,229	(19.7)
Outokumpu OYJ	62,721	251,722	(78.2)
Stora Enso OYJ	3,743	48,804	(15.2)
Valmet OYJ	8,495	193,204	(60.0)
Wartsila OYJ Abp	45,927	313,097	(97.3)

		1,636,067

Germany
1&1 AG	5,272	69,452	(21.6)
AIXTRON SE	2,135	52,465	(16.3)
Bayerische Motoren Werke AG	20,673	1,622,662	(504.3)
Beiersdorf AG	2,948	282,994	(88.0)
Commerzbank AG	126,794	1,013,046	(314.9)
Daimler Truck Holding AG	10,796	287,957	(89.5)
Deutsche Bank AG	237,127	2,260,233	(702.5)
Deutsche Lufthansa AG, Registered Shares	3,124	21,359	(6.6)
Deutsche Telekom AG, Registered Shares	1,105	20,857	(6.5)
DWS Group GmbH & Co. KGaA	1,071	28,956	(9.0)
E.ON SE	130,063	1,089,145	(338.5)
Encavis AG	2,951	54,941	(17.1)
Evonik Industries AG	6,343	116,849	(36.3)
Fraport AG Frankfurt Airport Services Worldwide	20,499	789,747	(245.5)
Freenet AG	14,263	280,356	(87.1)
HelloFresh SE	4,841	96,767	(30.1)
Hochtief AG	3,473	184,499	(57.3)
K&S AG, Registered Shares	5,360	118,343	(36.8)
Knorr-Bremse AG	2,398	107,960	(33.6)
LEG Immobilien SE	2,804	183,060	(56.9)
Mercedes-Benz Group AG	718	41,559	(12.9)
Nemetschek SE	2,796	133,305	(41.4)
Nordex SE	27,252	254,047	(79.0)
ProSiebenSat.1 Media SE	1,961	13,326	(4.1)
Puma SE	1,184	52,346	(16.3)
Rational AG	228	128,524	(39.9)
Rheinmetall AG	1,174	190,836	(59.3)
RWE AG	4,863	187,202	(58.2)
Scout24 SE	5,595	286,716	(89.1)
Siemens AG, Registered Shares	5,263	574,767	(178.6)
Solarworld AG	10	3	(0.0)
Talanx AG	2,332	87,577	(27.2)
TeamViewer AG	11,376	109,244	(34.0)
Traton SE	6,693	83,466	(25.9)
Vantage Towers AG	1,221	34,340	(10.7)
VERBIO Vereinigte BioEnergie AG	1,073	84,523	(26.3)
Volkswagen AG	381	65,125	(20.2)
Wacker Chemie AG	3,648	424,720	(132.0)

		11,433,274

Hong Kong
AIA Group Ltd.	60,200	456,002	(141.7)
ASMPT Ltd.	1,600	8,801	(2.7)
Bank of East Asia Ltd.	21,200	20,318	(6.3)

Security	Shares	Value	% of Basket Value

Hong Kong (continued)
Cafe de Coral Holdings Ltd.	10,000	$11,670	(3.6)%
Dah Sing Banking Group Ltd.	114,400	68,212	(21.2)
Dah Sing Financial Holdings Ltd.	86,800	171,760	(53.4)
DFI Retail Group Holdings Ltd.	44,900	100,661	(31.3)
First Pacific Co. Ltd.	146,000	38,662	(12.0)
Haitong International Securities Group Ltd.	113,300	8,223	(2.6)
Hang Lung Group Ltd.	40,000	51,883	(16.1)
Hang Lung Properties Ltd.	93,000	116,991	(36.4)

HK Electric Investments & HK Electric Investments Ltd.	95,500	60,720	(18.9)
Hutchison Port Holdings Trust	139,800	22,833	(7.1)
Hysan Development Co. Ltd.	79,000	172,188	(53.5)
Jardine Matheson Holdings Ltd.	1,600	73,709	(22.9)
Johnson Electric Holdings Ltd.	8,000	8,242	(2.6)
New World Development Co. Ltd.	61,000	124,774	(38.8)
Pacific Basin Shipping Ltd.	690,000	167,051	(51.9)
Shangri-La Asia Ltd.	38,000	21,026	(6.5)
SITC International Holdings Co. Ltd.	9,000	14,740	(4.6)
SJM Holdings Ltd.	115,000	35,886	(11.1)
Sun Hung Kai Properties Ltd.	11,500	123,583	(38.4)
Swire Pacific Ltd., Class A	97,500	646,767	(201.0)
Swire Properties Ltd.	284,400	546,592	(169.9)
Techtronic Industries Co., Ltd.	49,500	468,704	(145.7)
United Energy Group Ltd.	1,746,000	168,915	(52.5)
WH Group Ltd.	423,500	213,872	(66.5)
Xinyi Glass Holdings Ltd.	10,000	12,852	(4.0)
Yue Yuen Industrial Holdings Ltd.	391,500	398,017	(123.7)

		4,333,654

Ireland
Accenture PLC, Class A	6,882	1,953,800	(607.2)
Adient PLC	12,275	429,380	(133.4)
Alkermes PLC	4,803	109,028	(33.9)
Allegion PLC	2,694	282,250	(87.7)
Bank of Ireland Group PLC	32,207	231,910	(72.1)
Experian PLC	7,988	254,700	(79.2)
Flutter Entertainment PLC	337	44,507	(13.8)
Glanbia PLC	24,562	283,673	(88.2)
Icon PLC	1,807	357,497	(111.1)
James Hardie Industries PLC	12,845	280,445	(87.2)
Kingspan Group PLC	5,693	287,022	(89.2)
Medtronic PLC	7,865	686,929	(213.5)

		5,201,141

Israel
Airport City Ltd.	10,183	168,601	(52.4)
Alony Hetz Properties & Investments Ltd.	1,385	16,245	(5.0)
Amot Investments Ltd.	128	774	(0.2)
Bezeq The Israeli Telecommunication Corp. Ltd.	148,911	263,608	(81.9)
Big Shopping Centers Ltd.	672	75,352	(23.4)
Elbit Systems Ltd.	710	143,658	(44.7)
Energix-Renewable Energies Ltd.	2,921	10,198	(3.2)
Gav-Yam Lands Corp. Ltd.	10,950	92,868	(28.9)
Harel Insurance Investments & Financial Services Ltd.	4,563	43,923	(13.7)
Israel Corp. Ltd.	340	147,170	(45.7)
Melisron Ltd.	818	60,690	(18.9)
Nice Ltd.	96	18,093	(5.6)
Nova Measuring Instruments Ltd.	2,056	151,548	(47.1)
OPC Energy Ltd.	17,656	217,083	(67.5)
Paz Oil Co. Ltd.	836	99,871	(31.0)
Phoenix Holdings Ltd.	9,470	102,580	(31.9)

54	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Israel (continued)
SolarEdge Technologies, Inc.	686	$157,801	(49.0)%
Teva Pharmaceutical Industries Ltd., ADR	11,742	104,739	(32.6)
Wix.com Ltd.	5,004	420,836	(130.8)

		2,295,638

Italy
Amplifon SpA	3,475	86,333	(26.8)
Atlantia SpA	143	3,190	(1.0)
Azimut Holding SpA	5,099	82,104	(25.5)
Banca Mediolanum SpA	64,459	482,276	(149.9)
Davide Campari-Milano NV	7,995	71,798	(22.3)
De’ Longhi SpA	5,612	96,828	(30.1)
Enel SpA	96,045	429,066	(133.4)
Ferrari NV	1,354	266,925	(83.0)
Infrastrutture Wireless Italiane SpA	2,514	22,189	(6.9)
Italgas SpA	8,870	45,700	(14.2)
Leonardo SpA	7,617	61,196	(19.0)
Moncler SpA	8,003	345,283	(107.3)
Reply SpA	2,284	248,439	(77.2)
Snam SpA	25,694	114,249	(35.5)
UnipolSai Assicurazioni SpA	77,927	175,708	(54.6)

		2,531,284

Japan
ABC-Mart, Inc.	8,500	378,868	(117.8)
Acom Co. Ltd.	113,600	248,177	(77.1)
Activia Properties, Inc.	40	118,482	(36.8)
AEON Financial Service Co. Ltd.	37,200	364,062	(113.2)
Aica Kogyo Co. Ltd.	13,100	281,553	(87.5)
Alfresa Holdings Corp.	14,000	161,180	(50.1)
Amada Co. Ltd.	42,700	300,333	(93.3)
Amano Corp.	5,600	95,829	(29.8)
ANA Holdings, Inc.	3,400	66,092	(20.5)
Anritsu Corp.	25,700	258,667	(80.4)
Aozora Bank Ltd.	14,700	252,866	(78.6)
Asahi Kasei Corp.	67,500	432,804	(134.5)
Astellas Pharma, Inc.	21,000	289,762	(90.1)
Azbil Corp.	8,900	241,863	(75.2)
AZ-COM MARUWA Holdings, Inc.	21,800	207,135	(64.4)
Bandai Namco Holdings, Inc.	2,200	145,426	(45.2)
BayCurrent Consulting, Inc.	5,000	140,286	(43.6)
Benesse Holdings, Inc.	43,100	635,832	(197.6)
Capcom Co. Ltd.	200	5,563	(1.7)
Casio Computer Co. Ltd.	15,300	132,984	(41.3)
Central Japan Railway Co.	1,400	162,087	(50.4)
Chubu Electric Power Co., Inc.	25,200	205,126	(63.8)
Chugai Pharmaceutical Co. Ltd.	14,200	329,040	(102.3)
Chugin Financial Group, Inc.	24,300	146,480	(45.5)
Chugoku Electric Power Co., Inc.	33,600	157,637	(49.0)
Coca-Cola Bottlers Japan Holdings, Inc.	14,800	133,717	(41.6)
COMSYS Holdings Corp.	31,600	517,699	(160.9)
Cosmos Pharmaceutical Corp.	2,600	251,458	(78.2)
Daifuku Co. Ltd.	1,800	82,395	(25.6)
Daito Trust Construction Co. Ltd.	3,000	297,071	(92.3)
Daiwa House Industry Co. Ltd.	32,000	644,715	(200.4)
Daiwa Securities Group, Inc.	4,300	16,777	(5.2)
DeNA Co. Ltd.	3,000	39,127	(12.2)
Dentsu Group, Inc.	2,300	71,538	(22.2)
Disco Corp.	900	215,262	(66.9)
DMG Mori Co. Ltd.	42,400	490,679	(152.5)
Ebara Corp.	8,600	279,432	(86.9)

Security	Shares	Value	% of Basket Value

Japan (continued)
Electric Power Development Co. Ltd.	20,500	$285,108	(88.6)%
EXEO Group, Inc.	32,500	476,175	(148.0)
FP Corp.	4,300	102,299	(31.8)
Fuji Media Holdings, Inc.	25,700	178,746	(55.6)
FUJIFILM Holdings Corp.	3,400	155,550	(48.3)
Fujitsu Ltd.	6,500	747,880	(232.4)
Furukawa Electric Co. Ltd.	4,600	70,968	(22.1)
GMO Payment Gateway, Inc.	200	14,381	(4.5)
H.U. Group Holdings, Inc.	3,200	59,567	(18.5)
Hamamatsu Photonics KK	3,500	158,344	(49.2)
Hirose Electric Co. Ltd.	1,200	155,666	(48.4)
Hisamitsu Pharmaceutical Co., Inc.	37,400	922,721	(286.8)
Hitachi Construction Machinery Co. Ltd.	4,400	86,082	(26.8)
Hitachi Transport System Ltd.	3,100	185,523	(57.7)
Honda Motor Co. Ltd.	8,000	182,420	(56.7)
Hulic Co. Ltd.	10,200	74,096	(23.0)
Information Services International-Dentsu Ltd.	1,700	51,994	(16.2)
INFRONEER Holdings, Inc.	14,100	97,746	(30.4)
Internet Initiative Japan, Inc.	36,400	571,350	(177.6)
ITOCHU Corp.	500	12,922	(4.0)
Itochu Techno-Solutions Corp.	13,400	310,662	(96.6)
Izumi Co. Ltd.	700	14,121	(4.4)
J Front Retailing Co. Ltd.	60,200	486,598	(151.2)
Japan Post Bank Co. Ltd.	90,500	603,013	(187.4)
Japan Post Holdings Co. Ltd.	5,800	39,003	(12.1)
Japan Prime Realty Investment Corp.	24	65,180	(20.3)
Japan Tobacco, Inc.	69,000	1,155,573	(359.2)
Kajima Corp.	8,500	80,012	(24.9)
Kakaku.com, Inc.	25,100	424,516	(131.9)
Kamigumi Co. Ltd.	18,100	344,202	(107.0)
Kandenko Co. Ltd.	59,100	332,198	(103.2)
Kansai Electric Power Co., Inc.	3,100	23,483	(7.3)
Keio Corp.	5,900	206,857	(64.3)
Keisei Electric Railway Co. Ltd.	10,800	286,654	(89.1)
Kewpie Corp.	9,200	145,243	(45.1)
Kinden Corp.	34,500	351,050	(109.1)
Kintetsu Group Holdings Co. Ltd.	4,800	162,215	(50.4)
Kobe Bussan Co. Ltd.	7,600	164,849	(51.2)
Kokuyo Co. Ltd.	17,100	212,100	(65.9)
Konica Minolta, Inc.	126,600	385,745	(119.9)
Kuraray Co. Ltd.	38,700	266,122	(82.7)
Kusuri no Aoki Holdings Co. Ltd.	3,300	159,070	(49.4)
Kyocera Corp.	2,500	121,066	(37.6)
Kyowa Kirin Co. Ltd.	8,100	190,769	(59.3)
Kyudenko Corp.	14,800	313,914	(97.6)
Kyushu Electric Power Co., Inc.	5,700	28,221	(8.8)
Kyushu Railway Co.	700	14,640	(4.6)
Lawson, Inc.	11,200	357,807	(111.2)
Lion Corp.	48,600	491,185	(152.7)
M3, Inc.	500	14,900	(4.6)
Mani, Inc.	17,800	259,303	(80.6)
Maruichi Steel Tube Ltd.	1,800	33,976	(10.6)
Mazda Motor Corp.	12,200	82,142	(25.5)
McDonald’s Holdings Co. Japan Ltd.	500	17,359	(5.4)
Mitsubishi Chemical Group Corp.	4,500	20,328	(6.3)
Mitsubishi Corp.	29,200	790,995	(245.8)
Mitsubishi Estate Co. Ltd.	74,800	940,632	(292.4)
Mitsubishi Gas Chemical Co., Inc.	2,500	31,768	(9.9)
Mitsubishi HC Capital, Inc.	98,900	424,386	(131.9)
Mitsubishi Materials Corp.	9,000	117,634	(36.6)
Mitsui & Co. Ltd.	15,300	338,576	(105.2)

S C H E D U L E O F I N V E S T M E N T S	55

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
Mitsui Chemicals, Inc.	1,600	$29,614	(9.2)%
Mitsui Fudosan Co. Ltd.	48,200	922,951	(286.9)
Mitsui Mining & Smelting Co. Ltd.	6,100	123,205	(38.3)
Mizuho Financial Group, Inc.	30,200	326,627	(101.5)
MonotaRO Co. Ltd.	4,800	72,863	(22.6)
MS&AD Insurance Group Holdings, Inc.	2,200	58,259	(18.1)
Murata Manufacturing Co. Ltd.	3,500	165,688	(51.5)
Nagoya Railroad Co. Ltd.	1,200	18,383	(5.7)
Nankai Electric Railway Co. Ltd.	2,800	56,642	(17.6)
NEC Corp.	6,600	218,466	(67.9)
NEC Networks & System Integration Corp.	11,000	117,876	(36.6)
NET One Systems Co. Ltd.	25,000	513,467	(159.6)
Nichirei Corp.	10,300	160,190	(49.8)
Nihon Kohden Corp.	12,300	275,423	(85.6)
Nikon Corp.	3,400	32,882	(10.2)
Nintendo Co. Ltd.	9,000	365,392	(113.6)
Nippon Express Holdings, Inc.	2,300	115,570	(35.9)
Nippon Telegraph & Telephone Corp.	6,800	187,549	(58.3)
Nippon Television Holdings, Inc.	21,300	158,840	(49.4)
Nipro Corp.	22,300	168,104	(52.2)
Nitori Holdings Co. Ltd.	5,100	462,147	(143.6)
Nitto Denko Corp.	3,700	194,937	(60.6)
NOK Corp.	3,800	31,085	(9.7)
Nomura Research Institute Ltd.	12,000	265,562	(82.5)
NSK Ltd.	12,600	66,594	(20.7)
NTT Data Corp.	17,700	256,364	(79.7)
Obayashi Corp.	109,400	702,202	(218.2)
OBIC Business Consultants Co. Ltd.	5,400	155,223	(48.2)
Obic Co. Ltd.	1,400	210,088	(65.3)
Odakyu Electric Railway Co. Ltd.	7,400	87,971	(27.3)
Omron Corp.	3,300	153,907	(47.8)
Oriental Land Co. Ltd.	800	107,142	(33.3)
Otsuka Corp.	13,900	437,741	(136.1)
Otsuka Holdings Co. Ltd.	4,500	144,245	(44.8)
PALTAC Corp.	400	11,362	(3.5)
Panasonic Holdings Corp.	13,800	98,292	(30.6)
Park24 Co. Ltd.	18,400	245,234	(76.2)
Penta-Ocean Construction Co. Ltd.	49,500	246,173	(76.5)
PeptiDream, Inc.	5,300	57,984	(18.0)
Pigeon Corp.	17,400	227,924	(70.8)
Pola Orbis Holdings, Inc.	41,400	457,270	(142.1)
Rakuten Group, Inc.	31,500	140,628	(43.7)
Recruit Holdings Co. Ltd.	7,800	240,015	(74.6)
Resorttrust, Inc.	3,000	46,174	(14.4)
Ricoh Co. Ltd.	64,900	475,573	(147.8)
Rinnai Corp.	3,800	258,648	(80.4)
Rohm Co. Ltd.	3,900	274,032	(85.2)
Sankyu, Inc.	400	11,927	(3.7)
Sanrio Co. Ltd.	700	18,666	(5.8)
Santen Pharmaceutical Co. Ltd.	24,400	166,969	(51.9)
Sawai Group Holdings Co. Ltd.	7,000	202,056	(62.8)
SCREEN Holdings Co. Ltd.	3,400	186,615	(58.0)
SCSK Corp.	16,800	247,858	(77.0)
Secom Co. Ltd.	900	51,273	(15.9)
Sega Sammy Holdings, Inc.	9,500	121,517	(37.8)
Seino Holdings Co. Ltd.	28,200	216,683	(67.3)
Sekisui House Ltd.	10,000	166,028	(51.6)
Sekisui House REIT, Inc.	288	155,188	(48.2)
SG Holdings Co. Ltd.	3,600	47,704	(14.8)
Shimadzu Corp.	12,500	329,286	(102.3)
Shimizu Corp.	53,000	264,469	(82.2)

Security	Shares	Value	% of Basket Value

Japan (continued)
Skylark Co. Ltd.	4,400	$46,937	(14.6)%
SMS Co. Ltd.	4,100	94,057	(29.2)
SoftBank Corp.	52,100	513,935	(159.7)
Sohgo Security Services Co. Ltd.	7,600	189,448	(58.9)
Sojitz Corp.	11,500	169,533	(52.7)
Sompo Holdings, Inc.	10,500	437,769	(136.1)
Sotetsu Holdings, Inc.	6,500	98,437	(30.6)
Square Enix Holdings Co. Ltd.	3,100	138,328	(43.0)
Sugi Holdings Co. Ltd.	1,200	48,126	(15.0)
Sumitomo Chemical Co. Ltd.	133,400	449,192	(139.6)
Sumitomo Corp.	21,200	269,532	(83.8)
Sumitomo Forestry Co. Ltd.	13,600	212,753	(66.1)
Sumitomo Mitsui Trust Holdings, Inc.	9,000	258,921	(80.5)
Sundrug Co. Ltd.	8,100	188,349	(58.5)
Suntory Beverage & Food Ltd.	400	13,383	(4.2)
Sysmex Corp.	7,600	409,061	(127.1)
Taisei Corp.	500	13,620	(4.2)
Takeda Pharmaceutical Co. Ltd.	700	18,486	(5.7)
TBS Holdings, Inc.	3,100	32,113	(10.0)
Teijin Ltd.	27,000	245,133	(76.2)
Terumo Corp.	12,400	376,328	(117.0)
Tobu Railway Co. Ltd.	2,900	67,084	(20.9)
Tohoku Electric Power Co., Inc.	40,800	171,377	(53.3)
Tokio Marine Holdings, Inc.	36,400	659,028	(204.8)
Tokyo Tatemono Co. Ltd.	3,000	41,257	(12.8)
TOTO Ltd.	3,200	91,273	(28.4)
Toyota Industries Corp.	300	15,455	(4.8)
Toyota Tsusho Corp.	3,200	107,411	(33.4)
Tsumura & Co.	3,900	81,457	(25.3)
Tsuruha Holdings, Inc.	13,200	766,862	(238.3)
Ulvac, Inc.	1,100	43,363	(13.5)
Yakult Honsha Co. Ltd.	1,700	94,178	(29.3)
Yamada Holdings Co. Ltd.	185,700	598,421	(186.0)
Yamaguchi Financial Group, Inc.	22,200	116,911	(36.3)
Yaoko Co. Ltd.	3,600	156,611	(48.7)
Yaskawa Electric Corp.	1,000	27,689	(8.6)
Z Holdings Corp.	102,700	265,044	(82.4)
Zenkoku Hosho Co. Ltd.	2,200	72,593	(22.6)
Zensho Holdings Co. Ltd.	900	22,462	(7.0)
ZOZO, Inc.	8,800	186,720	(58.0)

		44,332,993

Luxembourg
L’Occitane International SA	23,000	56,470	(17.6)
RTL Group SA	4,734	160,700	(49.9)

		217,170

Macau
MGM China Holdings Ltd.	104,800	42,195	(13.1)
Wynn Macau Ltd.	131,200	52,303	(16.3)

		94,498

Netherlands
ABN AMRO Bank NV, GDR	29,508	290,082	(90.2)
Aegon NV	7,914	36,635	(11.4)
Alfen Beheer BV	427	45,296	(14.1)
ASML Holding NV	212	99,446	(30.9)
ASR Nederland NV	11,187	492,596	(153.1)
IMCD NV	499	64,718	(20.1)
Koninklijke Ahold Delhaize NV	9,426	262,875	(81.7)
Koninklijke DSM NV	3,516	413,588	(128.5)
Koninklijke KPN NV	67,492	188,782	(58.7)
Koninklijke Vopak NV	3,783	77,294	(24.0)

56	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Netherlands (continued)
OCI NV	3,430	$131,190	(40.8)%
QIAGEN NV	1,525	65,854	(20.5)
Randstad NV	500	24,920	(7.7)
Signify NV	3,202	88,712	(27.6)
Wolters Kluwer NV	985	104,665	(32.5)

		2,386,653

New Zealand
a2 Milk Co. Ltd.	63,364	212,932	(66.2)
Air New Zealand Ltd.	92,334	41,882	(13.0)
Contact Energy Ltd.	58,064	254,692	(79.2)
Fisher & Paykel Healthcare Corp. Ltd.	6,806	77,350	(24.0)
Infratil Ltd.	90,102	457,517	(142.2)

		1,044,373

Norway
Adevinta ASA	12,084	82,719	(25.7)
Aker BP ASA	473	15,025	(4.7)
Equinor ASA	4,216	153,605	(47.7)
Golden Ocean Group Ltd.	8,784	72,106	(22.4)
Kongsberg Gruppen ASA	3,478	124,722	(38.8)
NEL ASA	40,956	50,062	(15.6)
Norsk Hydro ASA	22,166	140,673	(43.7)
Var Energi ASA	3,974	13,508	(4.2)
Yara International ASA	3,042	135,769	(42.2)

		788,189

Portugal
EDP - Energias de Portugal SA	154,066	673,163	(209.2)

Puerto Rico
Popular, Inc.	5,760	407,347	(126.6)

Singapore
City Developments Ltd.	17,600	94,892	(29.5)
ComfortDelGro Corp. Ltd.	260,700	234,028	(72.7)
Keppel Corp. Ltd.	25,700	126,496	(39.3)
Mapletree Pan Asia Commercial Trust	76,700	86,073	(26.8)
NetLink NBN Trust	777,900	469,888	(146.1)
Oversea-Chinese Banking Corp. Ltd.	17,000	145,929	(45.4)
SATS Ltd.	32,900	63,506	(19.7)
Sembcorp Marine Ltd.	165,700	14,849	(4.6)
SIA Engineering Co. Ltd.	36,600	55,875	(17.4)
Singapore Airlines Ltd.	26,200	97,184	(30.2)
Singapore Post Ltd.	1,063,700	406,180	(126.2)
StarHub Ltd.	158,800	120,052	(37.3)

		1,914,952

Spain
Banco Bilbao Vizcaya Argentaria SA	67,285	347,109	(107.9)
Bankinter SA	3,410	20,627	(6.4)
EDP Renovaveis SA	10,352	217,832	(67.7)
Iberdrola SA	85,681	871,314	(270.8)
Mapfre SA	146,089	250,570	(77.9)
Merlin Properties Socimi SA	28,182	238,887	(74.3)
Naturgy Energy Group SA	2,950	75,704	(23.5)
Repsol SA	7,397	100,632	(31.3)
Siemens Gamesa Renewable Energy SA	16,069	284,882	(88.5)
Solaria Energia y Medio Ambiente SA	9,899	156,564	(48.7)

		2,564,121

Sweden
Atlas Copco AB	3,175	33,888	(10.5)
Atlas Copco AB, B Shares	15,721	152,040	(47.3)

Security	Shares	Value	% of Basket Value

Sweden (continued)
Autoliv, Inc.	17,810	$1,431,034	(444.8)%
Avanza Bank Holding AB	3,746	74,722	(23.2)
Axfood AB	3,628	89,824	(27.9)
Castellum AB	5,609	64,134	(19.9)
Epiroc AB, Class A	3,227	49,400	(15.4)
Epiroc AB, Class B	23,014	309,013	(96.0)
Essity AB, Class B	23,456	495,587	(154.0)
Holmen AB, B Shares	16,168	586,743	(182.4)
Industrivarden AB	2,322	52,141	(16.2)
Industrivarden AB, A Shares	4,240	96,027	(29.8)
Indutrade AB	9,543	167,078	(51.9)
Investment AB Latour, B Shares	9,336	157,706	(49.0)
Kinnevik AB	1,643	20,297	(6.3)
Lifco AB, B Shares	467	6,748	(2.1)
Saab AB, Class B	3,034	107,203	(33.3)
Spotify Technology SA	5,467	440,531	(136.9)
SSAB AB, A Shares	12,141	58,399	(18.2)
Svenska Cellulosa AB SCA, Class B	2,968	35,016	(10.9)
Tele2 AB, B Shares	23,618	193,574	(60.2)
Telefonaktiebolaget LM Ericsson, B Shares	2,636	14,654	(4.6)
Thule Group AB	686	13,515	(4.2)
Vitrolife AB	629	10,166	(3.2)

		4,659,440

Switzerland
ABB Ltd., Registered Shares	7,454	207,000	(64.3)
Accelleron Industries AG	628	10,649	(3.3)
Banque Cantonale Vaudoise, Registered Shares	1,303	115,961	(36.0)
Barry Callebaut AG, Registered Shares	487	921,361	(286.4)
BKW AG	1,493	174,177	(54.1)
Chocoladefabriken Lindt & Spruengli AG	62	595,016	(184.9)
CRISPR Therapeutics AG	1,048	54,852	(17.0)
DKSH Holding AG	2,431	175,374	(54.5)
Dufry AG, Registered Shares	1,141	37,639	(11.7)
Emmi AG, Registered Shares	91	72,614	(22.6)
EMS-Chemie Holding AG, Registered Shares	243	152,796	(47.5)
Flughafen Zurich AG, Registered Shares	5,207	807,794	(251.1)
Geberit AG, Registered Shares	1,005	446,760	(138.9)
Givaudan SA, Registered Shares	988	2,951,096	(917.2)
Idorsia Ltd.	6,205	96,067	(29.9)
Logitech International SA, Registered Shares	5,169	257,064	(79.9)
Nestle SA, Registered Shares	6,479	705,296	(219.2)
Roche Holding AG	1,234	500,868	(155.7)
Siemens Energy AG	6,322	73,699	(22.9)
SIG Group AG	9,269	178,179	(55.4)
Sika AG, Registered Shares	5,562	1,254,096	(389.8)
Swiss Prime Site AG, Registered Shares	1,096	88,440	(27.5)
UBS Group AG, Registered Shares	55,087	873,358	(271.4)
VAT Group AG	98	22,374	(7.0)

		10,772,530

United Kingdom
3i Group PLC	2,655	35,360	(11.0)
AstraZeneca PLC	1,375	161,332	(50.1)
Atlantica Sustainable Infrastructure PLC	26,743	741,048	(230.3)
Auto Trader Group PLC	26,249	157,121	(48.8)
B&M European Value Retail SA	8,706	32,174	(10.0)
BAE Systems PLC	30,961	289,596	(90.0)
Beazley PLC	178,370	1,279,236	(397.6)
BP PLC, ADR	265,286	1,467,722	(456.2)
British American Tobacco PLC	4,433	175,074	(54.4)

S C H E D U L E O F I N V E S T M E N T S	57

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United Kingdom (continued)
Bunzl PLC	4,676	$152,370	(47.4)%
Burberry Group PLC	2,062	42,966	(13.4)
Centrica PLC	310,211	272,586	(84.7)
Clarivate PLC	12,315	127,214	(39.5)
ConvaTec Group PLC	67,059	167,797	(52.2)
Croda International PLC	17,747	1,374,852	(427.3)
Dechra Pharmaceuticals PLC	3,420	102,813	(32.0)
Direct Line Insurance Group PLC	125,436	289,812	(90.1)
Dr. Martens PLC	5,372	15,277	(4.7)
Drax Group PLC	37,272	222,574	(69.2)
easyJet PLC	9,873	39,311	(12.2)
Endeavour Mining PLC	6,072	107,993	(33.6)
Ferguson PLC	270	29,446	(9.2)
GSK PLC	19,975	327,212	(101.7)
Halma PLC	1,317	31,936	(9.9)
Hammerson PLC	40	9	(0.0)
Hargreaves Lansdown PLC	55,317	483,449	(150.3)
IG Group Holdings PLC	22,339	203,760	(63.3)
IMI PLC	5,489	77,323	(24.0)
Imperial Brands PLC	42,485	1,034,895	(321.7)
Intermediate Capital Group PLC	1,128	13,735	(4.3)
International Consolidated Airlines Group SA	65,051	90,495	(28.1)
Intertek Group PLC	4,990	209,046	(65.0)
Johnson Matthey PLC	4,023	89,301	(27.8)
Kingfisher PLC	100,833	253,336	(78.7)
Liberty Global PLC, Class A	45,215	762,325	(236.9)
Liberty Global PLC, Class C	36,657	647,363	(201.2)
LivaNova PLC	4,039	190,237	(59.1)
London Stock Exchange Group PLC	2,304	199,715	(62.1)
LXI REIT PLC	15,346	21,423	(6.7)
NatWest Group PLC	167,347	450,716	(140.1)
Nomad Foods Ltd.	23,188	357,095	(111.0)
Ocado Group PLC	5,168	28,017	(8.7)
Pennon Group PLC	10,147	97,510	(30.3)
Renishaw PLC	1,613	64,724	(20.1)
Rentokil Initial PLC	6,558	40,923	(12.7)
Rightmove PLC	96,208	541,765	(168.4)
RS GROUP PLC	9,468	104,180	(32.4)
Sage Group PLC	25,021	208,543	(64.8)
Segro PLC	109,793	988,137	(307.1)
Severn Trent PLC	10,212	293,081	(91.1)
Spectris PLC	42,773	1,482,468	(460.8)
Spirax-Sarco Engineering PLC	5,217	642,909	(199.8)
SSE PLC	6,715	120,003	(37.3)
SSP Group PLC	240,379	558,940	(173.7)
St. James’s Place PLC	29,385	358,836	(111.5)
Standard Chartered PLC	12,190	72,832	(22.6)
Tate & Lyle PLC	3,049	24,499	(7.6)
Travis Perkins PLC	56,340	531,004	(165.0)
Tritax Big Box REIT PLC	135,016	217,098	(67.5)
United Utilities Group PLC	53,192	573,207	(178.2)
WPP PLC	18,111	159,379	(49.5)

		19,835,100

United States
3M Co.	15,686	1,973,142	(613.3)
ABIOMED, Inc.	2,338	589,363	(183.2)
Adobe, Inc.	2,971	946,264	(294.1)
Advanced Drainage Systems, Inc.	7,563	876,400	(272.4)
Advanced Micro Devices, Inc.	10,425	626,126	(194.6)
AECOM	2,355	177,284	(55.1)

Security	Shares	Value	% of Basket Value

United States (continued)
Agilent Technologies, Inc.	9,165	$1,267,978	(394.1)%
AGNC Investment Corp.	29,644	243,674	(75.7)
Akamai Technologies, Inc.	5,948	525,387	(163.3)
Alaska Air Group, Inc.	11,405	507,066	(157.6)
Albemarle Corp.	770	215,500	(67.0)
Albertsons Cos., Inc., Class A	5,879	120,578	(37.5)
Alcoa Corp.	3,988	155,652	(48.4)
Align Technology, Inc.	3,924	762,433	(237.0)
Allstate Corp.	1,874	236,593	(73.5)
Ally Financial, Inc.	20,091	553,708	(172.1)
Alnylam Pharmaceuticals, Inc.	1,231	255,137	(79.3)
Alphabet, Inc., Class A	7,431	702,304	(218.3)
Altice USA, Inc., Class A	45,808	302,791	(94.1)
Altria Group, Inc.	43,648	2,019,593	(627.7)
Amazon.com, Inc.	6,603	676,411	(210.2)
Amcor PLC	9,876	114,364	(35.5)
Amedisys, Inc.	2,752	268,568	(83.5)
American Airlines Group, Inc.	60,639	859,861	(267.2)
American Express Co.	1,154	171,311	(53.2)
American Financial Group, Inc.	2,129	308,939	(96.0)
American Homes 4 Rent, Class A	18,190	580,989	(180.6)
American International Group, Inc.	4,846	276,222	(85.9)
American Tower Corp.	4,157	861,289	(267.7)
American Water Works Co., Inc.	3,356	487,761	(151.6)
Analog Devices, Inc.	131	18,683	(5.8)
Annaly Capital Management, Inc.	17,235	319,709	(99.4)
ANSYS, Inc.	1,916	423,743	(131.7)
Antero Midstream Corp.	37,710	401,612	(124.8)
Antero Resources Corp.	12,340	452,384	(140.6)
Aon PLC, Class A	1,161	326,810	(101.6)
APA Corp.	2,363	107,422	(33.4)
Apple, Inc.	12,306	1,887,002	(586.5)
AptarGroup, Inc.	5,857	580,722	(180.5)
Aptiv PLC	7,121	648,509	(201.6)
Arch Capital Group Ltd.	1,434	82,455	(25.6)
Arrow Electronics, Inc.	4,884	494,554	(153.7)
Arthur J Gallagher & Co.	1,603	299,889	(93.2)
Asbury Automotive Group, Inc.	2,235	352,571	(109.6)
Ashland, Inc.	1,589	166,718	(51.8)
AT&T, Inc.	15,944	290,659	(90.3)
Autodesk, Inc.	1,998	428,171	(133.1)
AutoNation, Inc.	1,131	120,237	(37.4)
AutoZone, Inc.	164	415,392	(129.1)
AvalonBay Communities, Inc.	2,405	421,164	(130.9)
Avangrid, Inc.	5,028	204,539	(63.6)
Avis Budget Group, Inc.	297	70,229	(21.8)
Avnet, Inc.	14,382	578,013	(179.6)
Axalta Coating Systems Ltd.	18,437	429,951	(133.6)
Axon Enterprise, Inc.	6,628	963,976	(299.6)
AZEK Co., Inc.	5,247	91,875	(28.6)
Azenta, Inc.	2,387	105,983	(32.9)
Baker Hughes Co.	13,307	368,072	(114.4)
Ball Corp.	6,120	302,267	(93.9)
Bank of America Corp.	12,633	455,293	(141.5)
Bank of New York Mellon Corp.	18,531	780,340	(242.5)
Bank OZK	743	31,934	(9.9)
Berry Global Group, Inc.	1,991	94,214	(29.3)
Best Buy Co., Inc.	5,710	390,621	(121.4)
Bill.com Holdings, Inc.	1,656	220,844	(68.6)
BioMarin Pharmaceutical, Inc.	4,976	431,071	(134.0)
Bio-Rad Laboratories, Inc., Class A	98	34,468	(10.7)

58	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
BJ’s Wholesale Club Holdings, Inc.	4,342	$336,071	(104.5)%
Black Hills Corp.	2,107	137,735	(42.8)
Blackline, Inc.	7,166	401,296	(124.7)
Blackstone Mortgage Trust, Inc., Class A	1,754	43,780	(13.6)
Block, Inc.	3,373	202,616	(63.0)
Blueprint Medicines Corp.	2,708	140,383	(43.6)
Boeing Co.	9,721	1,385,340	(430.6)
Booking Holdings, Inc.	557	1,041,300	(323.6)
Booz Allen Hamilton Holding Corp.	8,827	960,819	(298.6)
BorgWarner, Inc.	26,796	1,005,654	(312.6)
Boston Beer Co., Inc., Class A	1,910	712,984	(221.6)
Boston Scientific Corp.	9,507	409,847	(127.4)
Box, Inc., Class A	6,916	200,910	(62.4)
Boyd Gaming Corp.	9,097	525,443	(163.3)
Brighthouse Financial, Inc.	11,172	637,586	(198.2)
Bristol-Myers Squibb Co.	13,149	1,018,653	(316.6)
Brixmor Property Group, Inc.	24,179	515,254	(160.1)
Broadridge Financial Solutions, Inc.	1,443	216,537	(67.3)
Bruker Corp.	14,363	888,208	(276.1)
Builders FirstSource, Inc.	3,796	234,061	(72.7)
CACI International, Inc., Class A	2,773	843,075	(262.0)
Capital One Financial Corp.	11,595	1,229,302	(382.1)
Capri Holdings Ltd.	9,181	419,388	(130.3)
Cardinal Health, Inc.	3,308	251,077	(78.0)
Carlisle Cos., Inc.	1,821	434,855	(135.2)
Carnival PLC	7,663	60,885	(18.9)
Carrier Global Corp.	392	15,586	(4.8)
Cboe Global Markets, Inc.	4,363	543,194	(168.8)
CDW Corp.	2,262	390,896	(121.5)
Ceridian HCM Holding, Inc.	6,175	408,723	(127.0)
CH Robinson Worldwide, Inc.	3,868	377,981	(117.5)
Charles River Laboratories International, Inc.	3,463	735,022	(228.4)
Chemed Corp.	253	118,118	(36.7)
Cheniere Energy, Inc.	3,068	541,226	(168.2)
Chesapeake Energy Corp.	34,277	3,505,509	(1,089.5)
Chevron Corp.	6,813	1,232,472	(383.1)
Chewy, Inc., Class A	758	29,357	(9.1)
Chord Energy Corp.	1,185	181,412	(56.4)
Ciena Corp.	15,340	734,786	(228.4)
Cigna Corp.	2,480	801,189	(249.0)
Cirrus Logic, Inc.	4,545	305,060	(94.8)
Citigroup, Inc.	8,117	372,246	(115.7)
Clearway Energy, Inc., Class C	11,272	391,589	(121.7)
Clorox Co.	4,525	660,831	(205.4)
CMS Energy Corp.	16,326	931,398	(289.5)
CNX Resources Corp.	3,770	63,374	(19.7)
Coca-Cola Co.	23,121	1,383,792	(430.1)
Coca-Cola Europacific Partners PLC	9,663	454,644	(141.3)
Cognex Corp.	8,117	375,249	(116.6)
Cognizant Technology Solutions Corp., Class A	3,933	244,829	(76.1)
Coherent Corp.	3,449	115,921	(36.0)
Colgate-Palmolive Co.	17,013	1,256,240	(390.4)
Commercial Metals Co.	10,944	497,952	(154.8)
Comstock Resources, Inc.	1,312	24,639	(7.7)
Conagra Brands, Inc.	17,518	642,911	(199.8)
Consolidated Edison, Inc.	10,926	961,051	(298.7)
Cooper Cos., Inc.	1,179	322,327	(100.2)
Copart, Inc.	3,972	456,859	(142.0)
CoStar Group, Inc.	5,143	425,429	(132.2)
Costco Wholesale Corp.	4,007	2,009,510	(624.6)
Crocs, Inc.	8,614	609,441	(189.4)
Crowdstrike Holdings, Inc., Class A	3,555	573,066	(178.1)

Security	Shares	Value	% of Basket Value

United States (continued)
Crown Castle, Inc.	8,421	$1,122,182	(348.8)%
Crown Holdings, Inc.	688	47,190	(14.7)
CubeSmart	6,925	289,950	(90.1)
CVS Health Corp.	9,725	920,958	(286.2)
Deckers Outdoor Corp.	1,809	633,023	(196.7)
Dell Technologies, Inc., Class C	11,631	446,630	(138.8)
DexCom, Inc.	2,023	244,338	(75.9)
Dick’s Sporting Goods, Inc.	1,839	209,205	(65.0)
Digital Realty Trust, Inc.	5,779	579,345	(180.1)
DocuSign, Inc.	24,246	1,171,082	(364.0)
Dolby Laboratories, Inc., Class A	6,730	449,833	(139.8)
Donaldson Co., Inc.	257	14,765	(4.6)
DoorDash, Inc., Class A	7,246	315,418	(98.0)
DT Midstream, Inc.	13,134	784,100	(243.7)
Dynatrace, Inc.	2,371	83,554	(26.0)
EastGroup Properties, Inc.	703	110,153	(34.2)
eBay, Inc.	43,459	1,731,407	(538.1)
Ecolab, Inc.	1,745	274,087	(85.2)
Edison International	7,903	474,496	(147.5)
Edwards Lifesciences Corp.	13,140	951,730	(295.8)
Elastic NV	3,583	229,133	(71.2)
Elevance Health, Inc.	150	82,016	(25.5)
Eli Lilly & Co.	3,246	1,175,344	(365.3)
Equinix, Inc.	2,866	1,623,417	(504.6)
Equity LifeStyle Properties, Inc.	3,297	210,876	(65.5)
Equity Residential	3,800	239,476	(74.4)
Erie Indemnity Co., Class A	2,011	516,847	(160.6)
Essent Group Ltd.	18,870	746,875	(232.1)
Essential Utilities, Inc.	14,091	623,104	(193.7)
Essex Property Trust, Inc.	3,526	783,618	(243.6)
Estee Lauder Cos., Inc., Class A	103	20,650	(6.4)
Everest Re Group Ltd.	2,720	877,635	(272.8)
Eversource Energy	7,667	584,839	(181.8)
Exact Sciences Corp.	1,234	42,919	(13.3)
Exelixis, Inc.	21,492	356,337	(110.8)
Expedia Group, Inc.	4,847	453,049	(140.8)
Expeditors International of Washington, Inc.	5,838	571,248	(177.5)
F5, Inc.	1,663	237,659	(73.9)
Fair Isaac Corp.	464	222,182	(69.1)
FedEx Corp.	5,394	864,550	(268.7)
Fidelity National Financial, Inc.	13,923	548,288	(170.4)
First American Financial Corp.	11,732	591,293	(183.8)
First Industrial Realty Trust, Inc.	5,406	257,488	(80.0)
First Solar, Inc.	4,289	624,350	(194.0)
Flex Ltd.	15,232	298,243	(92.7)
Flowers Foods, Inc.	32,563	934,884	(290.6)
Fluor Corp.	3,236	97,921	(30.4)
FMC Corp.	729	86,678	(26.9)
Fortune Brands Home & Security, Inc.	7,340	442,749	(137.6)
Fox Corp., Class A	28,772	830,648	(258.2)
Fox Corp., Class B	25,995	707,064	(219.8)
Freeport-McMoRan, Inc.	2,193	69,496	(21.6)
Gaming & Leisure Properties, Inc.	7,732	387,528	(120.4)
Gap, Inc.	39,215	441,953	(137.4)
Garmin Ltd.	10,783	949,335	(295.1)
Gartner, Inc.	3,352	1,012,036	(314.5)
Generac Holdings, Inc.	1,368	158,565	(49.3)
General Dynamics Corp.	12,567	3,139,237	(975.7)
General Electric Co.	29,110	2,265,049	(704.0)
Gentex Corp.	13,864	367,257	(114.1)
Gilead Sciences, Inc.	5,621	441,024	(137.1)
Globus Medical, Inc., Class A	9,267	620,889	(193.0)

S C H E D U L E O F I N V E S T M E N T S	59

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Goodyear Tire & Rubber Co.	71,506	$908,126	(282.2)%
Graphic Packaging Holding Co.	8,752	200,946	(62.5)
Grocery Outlet Holding Corp.	8,312	287,346	(89.3)
Guidewire Software, Inc.	10,544	626,419	(194.7)
H&R Block, Inc.	4,295	176,739	(54.9)
Hanover Insurance Group, Inc.	1,172	171,686	(53.4)
Harley-Davidson, Inc.	18,211	783,073	(243.4)
Hartford Financial Services Group, Inc.	15,147	1,096,794	(340.9)
Healthpeak Properties, Inc.	36,569	867,782	(269.7)
HEICO Corp.	6,727	1,094,079	(340.0)
Herc Holdings, Inc.	1,973	232,045	(72.1)
Hess Corp.	3,730	526,228	(163.6)
Hewlett Packard Enterprise Co.	61,088	871,726	(270.9)
Hexcel Corp.	4,710	262,347	(81.5)
HF Sinclair Corp.	1,401	85,699	(26.6)
Home Depot, Inc.	2,951	873,880	(271.6)
Horizon Therapeutics PLC	1,654	103,077	(32.0)
Hormel Foods Corp.	11,374	528,322	(164.2)
HubSpot, Inc.	1,622	481,020	(149.5)
Humana, Inc.	1,219	680,300	(211.4)
Huntington Ingalls Industries, Inc.	4,921	1,265,041	(393.2)
Huntsman Corp.	24,589	658,002	(204.5)
Hyatt Hotels Corp., Class A	3,090	291,109	(90.5)
ICU Medical, Inc.	447	66,339	(20.6)
IDACORP, Inc.	682	71,405	(22.2)
IDEXX Laboratories, Inc.	5,125	1,843,360	(572.9)
Illinois Tool Works, Inc.	3,837	819,315	(254.6)
Inari Medical, Inc.	881	67,775	(21.1)
Incyte Corp.	4,068	302,415	(94.0)
Insulet Corp.	221	57,197	(17.8)
Integra LifeSciences Holdings Corp.	6,211	312,103	(97.0)
Intel Corp.	1,909	54,273	(16.9)
Intercontinental Exchange, Inc.	1,076	102,833	(32.0)
International Game Technology PLC	41,061	823,273	(255.9)
Intuit, Inc.	622	265,905	(82.6)
Intuitive Surgical, Inc.	185	45,597	(14.2)
Invesco Ltd.	9,634	147,593	(45.9)
Ionis Pharmaceuticals, Inc.	2,020	89,284	(27.7)
IPG Photonics Corp.	3,994	342,126	(106.3)
Iridium Communications, Inc.	2,085	107,440	(33.4)
Iron Mountain, Inc.	2,771	138,744	(43.1)
J M Smucker Co.	4,678	704,787	(219.1)
Jabil, Inc.	6,618	425,207	(132.2)
Jacobs Solutions, Inc.	2,134	245,879	(76.4)
JB Hunt Transport Services, Inc.	3,086	527,922	(164.1)
Jefferies Financial Group, Inc.	7,437	255,907	(79.5)
Johnson & Johnson	12,980	2,258,131	(701.8)
Johnson Controls International PLC	20,478	1,184,448	(368.1)
Jones Lang LaSalle, Inc.	6,232	991,449	(308.1)
Juniper Networks, Inc.	12,423	380,144	(118.1)
KeyCorp.	46,550	831,849	(258.5)
Keysight Technologies, Inc.	1,484	258,439	(80.3)
Kimberly-Clark Corp.	5,556	691,500	(214.9)
Kinder Morgan, Inc.	71,933	1,303,426	(405.1)
KLA Corp.	1,611	509,801	(158.4)
Knight-Swift Transportation Holdings, Inc.	16,573	796,001	(247.4)
Kraft Heinz Co.	29,097	1,119,362	(347.9)
Kroger Co.	22,981	1,086,771	(337.8)
L3Harris Technologies, Inc.	1,801	443,892	(138.0)
Laboratory Corp. of America Holdings	638	141,547	(44.0)
Lam Research Corp.	2,697	1,091,692	(339.3)
Lamar Advertising Co., Class A	7,006	646,163	(200.8)

Security	Shares	Value	% of Basket Value

United States (continued)
Lattice Semiconductor Corp.	10,373	$503,194	(156.4)%
Lear Corp.	3,539	490,895	(152.6)
Leidos Holdings, Inc.	7,726	784,884	(243.9)
Lennar Corp., Class A	4,711	380,178	(118.2)
Lennox International, Inc.	2,621	612,187	(190.3)
Leslie’s, Inc.	19,700	276,588	(86.0)
Levi Strauss & Co., Class A	21,352	319,426	(99.3)
Liberty Broadband Corp., Class C	1,258	106,213	(33.0)
Liberty Media Corp.-Liberty Formula One, Class C	1,363	78,686	(24.5)
Liberty Media Corp.-Liberty SiriusXM, Class A	5,912	250,905	(78.0)
Liberty Media Corp.-Liberty SiriusXM, Class C	11,804	498,011	(154.8)
Lincoln National Corp.	38,387	2,067,908	(642.7)
Lithia Motors, Inc.	2,376	470,804	(146.3)
Live Nation Entertainment, Inc.	2,601	207,066	(64.4)
Livent Corp.	9,813	309,796	(96.3)
Lockheed Martin Corp.	2,192	1,066,803	(331.6)
Lowe’s Cos., Inc.	5,979	1,165,606	(362.3)
Lumen Technologies, Inc.	37,537	276,272	(85.9)
Lumentum Holdings, Inc.	6,698	498,666	(155.0)
MACOM Technology Solutions Holdings, Inc.	7,682	444,557	(138.2)
Macy’s, Inc.	42,386	883,748	(274.7)
Manhattan Associates, Inc.	4,628	563,089	(175.0)
ManpowerGroup, Inc.	1,366	107,012	(33.3)
Marathon Oil Corp.	9,270	282,272	(87.7)
Marathon Petroleum Corp.	7,579	861,126	(267.6)
MarketAxess Holdings, Inc.	395	96,396	(30.0)
Marriott International, Inc., Class A	6,855	1,097,554	(341.1)
Marsh & McLennan Cos., Inc.	5,909	954,244	(296.6)
Martin Marietta Materials, Inc.	1,353	454,581	(141.3)
Marvell Technology, Inc.	11,800	468,224	(145.5)
Masco Corp.	3,797	175,687	(54.6)
Masimo Corp.	5,242	689,847	(214.4)
Match Group, Inc.	7,199	310,997	(96.7)
Mattel, Inc.	37,332	707,815	(220.0)
MaxLinear, Inc.	4,455	137,570	(42.8)
McCormick & Co., Inc.	6,231	490,006	(152.3)
Medical Properties Trust, Inc.	23,716	271,548	(84.4)
Meritage Homes Corp.	3,072	233,964	(72.7)
Meta Platforms, Inc., Class A	2,027	188,835	(58.7)
MetLife, Inc.	29,071	2,128,288	(661.5)
Mettler-Toledo International, Inc.	482	609,696	(189.5)
MGIC Investment Corp.	43,483	593,543	(184.5)
Microsoft Corp.	7,128	1,654,623	(514.3)
Mid-America Apartment Communities, Inc.	2,193	345,288	(107.3)
MKS Instruments, Inc.	1,274	104,659	(32.5)
Molson Coors Beverage Co., Class B	5,245	264,505	(82.2)
MongoDB, Inc.	404	73,944	(23.0)
Monolithic Power Systems, Inc.	491	166,670	(51.8)
Moody’s Corp.	4,772	1,263,960	(392.8)
Morningstar, Inc.	4,128	958,439	(297.9)
MSC Industrial Direct Co., Inc., Class A	2,589	214,835	(66.8)
MSCI, Inc.	1,662	779,245	(242.2)
Murphy Oil Corp.	3,682	178,614	(55.5)
National Retail Properties, Inc.	1,441	60,565	(18.8)
National Storage Affiliates Trust	7,019	299,431	(93.1)
Neurocrine Biosciences, Inc.	2,561	294,822	(91.6)
New Relic, Inc.	622	36,847	(11.5)
New York Community Bancorp, Inc.	55,237	514,256	(159.8)
New York Times Co., Class A	5,287	153,112	(47.6)
Newell Brands, Inc.	80,540	1,112,257	(345.7)
Newmont Corp.	27,719	1,173,068	(364.6)

60	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
News Corp., Class A	14,238	$240,195	(74.7)%
Northern Trust Corp.	6,744	568,856	(176.8)
Northrop Grumman Corp.	1,302	714,811	(222.2)
NOV, Inc.	2,933	65,699	(20.4)
Novocure Ltd.	2,818	199,120	(61.9)
Nutanix, Inc., Class A	20,004	548,110	(170.4)
NVR, Inc.	57	241,552	(75.1)
Okta, Inc.	1,820	102,138	(31.7)
Old Dominion Freight Line, Inc.	260	71,396	(22.2)
Old National Bancorp	29	567	(0.2)
Ollie’s Bargain Outlet Holdings, Inc.	504	28,224	(8.8)
Omega Healthcare Investors, Inc.	5,363	170,436	(53.0)
Ormat Technologies, Inc.	6,477	585,845	(182.1)
Otis Worldwide Corp.	7,155	505,429	(157.1)
Outfront Media, Inc.	7,559	136,440	(42.4)
Owens Corning	9,525	815,435	(253.4)
PacWest Bancorp	28,093	698,392	(217.1)
Palo Alto Networks, Inc.	3,060	525,065	(163.2)
Papa John’s International, Inc.	5,619	408,108	(126.8)
Park Hotels & Resorts, Inc.	7,451	97,459	(30.3)
Patterson-UTI Energy, Inc.	10,554	186,278	(57.9)
Paylocity Holding Corp.	2,671	619,111	(192.4)
PBF Energy, Inc., Class A	1,253	55,445	(17.2)
PDC Energy, Inc.	1,946	140,384	(43.6)
Penn Entertainment, Inc.	12,857	425,567	(132.3)
Penske Automotive Group, Inc.	7,623	850,879	(264.5)
Pentair PLC	6,734	289,225	(89.9)
Penumbra, Inc.	2,691	461,426	(143.4)
PepsiCo, Inc.	4,867	883,750	(274.7)
Perrigo Co. PLC	21,501	866,060	(269.2)
Petco Health & Wellness Co., Inc.	4,415	46,490	(14.4)
Philip Morris International, Inc.	15,783	1,449,669	(450.6)
Physicians Realty Trust	29,312	441,439	(137.2)
Pinnacle West Capital Corp.	6,040	405,948	(126.2)
Planet Fitness, Inc., Class A	1,488	97,434	(30.3)
PNC Financial Services Group, Inc.	5,081	822,258	(255.6)
Pool Corp.	1,014	308,489	(95.9)
Portland General Electric Co.	5,392	242,316	(75.3)
Power Integrations, Inc.	8,047	536,815	(166.8)
PPG Industries, Inc.	3,761	429,431	(133.5)
Prologis, Inc.	6,157	681,888	(211.9)
Prudential Financial, Inc.	18,575	1,953,904	(607.3)
PulteGroup, Inc.	24,009	960,120	(298.4)
Qorvo, Inc.	1,069	92,020	(28.6)
Qualys, Inc.	1,301	185,471	(57.6)
Radian Group, Inc.	20,022	417,859	(129.9)
Ralph Lauren Corp.	28,404	2,632,767	(818.3)
Range Resources Corp.	16,857	480,087	(149.2)
Rapid7, Inc.	2,327	105,343	(32.7)
Regency Centers Corp.	1,128	68,255	(21.2)
Reinsurance Group of America, Inc.	579	85,211	(26.5)
Reliance Steel & Aluminum Co.	4,411	888,728	(276.2)
Repligen Corp.	326	59,492	(18.5)
Rexford Industrial Realty, Inc.	5,557	307,191	(95.5)
RingCentral, Inc., Class A	15,848	562,921	(175.0)
Robert Half International, Inc.	3,290	251,553	(78.2)
ROBLOX Corp., Class A	2,332	104,334	(32.4)
Rocket Cos., Inc., Class A	11,081	76,459	(23.8)
Roku, Inc.	6,457	358,622	(111.5)
Royal Caribbean Cruises Ltd.	13,616	726,822	(225.9)
Royal Gold, Inc.	3,540	336,158	(104.5)
S&P Global, Inc.	5,428	1,743,745	(542.0)

Security	Shares	Value	% of Basket Value

United States (continued)
Saia, Inc.	1,260	$250,564	(77.9)%
Salesforce, Inc.	3,408	554,107	(172.2)
SBA Communications Corp.	5,453	1,471,765	(457.4)
Schlumberger NV	35,296	1,836,451	(570.8)
Science Applications International Corp.	679	73,563	(22.9)
Scotts Miracle-Gro Co.	4,612	211,737	(65.8)
Seagen, Inc.	184	23,397	(7.3)
Sealed Air Corp.	18,173	865,398	(269.0)
Service Corp. International	21,610	1,309,782	(407.1)
ServiceNow, Inc.	1,618	680,757	(211.6)
Sherwin-Williams Co.	2,006	451,410	(140.3)
Silicon Laboratories, Inc.	1,497	172,035	(53.5)
Sirius XM Holdings, Inc.	231,494	1,398,224	(434.6)
SiteOne Landscape Supply, Inc.	2,258	261,634	(81.3)
Snap, Inc., Class A	52,678	522,039	(162.3)
Snap-on, Inc.	894	198,513	(61.7)
Splunk, Inc.	2,403	199,713	(62.1)
STAAR Surgical Co.	379	26,860	(8.3)
Stifel Financial Corp.	7,664	474,172	(147.4)
SunPower Corp.	9,018	166,743	(51.8)
SVB Financial Group	1,457	336,509	(104.6)
Synchrony Financial	6,583	234,091	(72.8)
Syneos Health, Inc.	11,968	602,948	(187.4)
Take-Two Interactive Software, Inc.	3,478	412,073	(128.1)
Tandem Diabetes Care, Inc.	3,257	182,881	(56.8)
TD SYNNEX Corp.	4,949	452,883	(140.8)
Teleflex, Inc.	3,570	765,979	(238.1)
Tempur Sealy International, Inc.	12,963	348,575	(108.3)
Tenable Holdings, Inc.	2,796	113,629	(35.3)
Teradyne, Inc.	6,719	546,591	(169.9)
Tesla, Inc.	2,187	497,630	(154.7)
Tetra Tech, Inc.	2,206	311,664	(96.9)
Texas Instruments, Inc.	5,087	817,125	(254.0)
Texas Roadhouse, Inc.	3,080	304,766	(94.7)
Textron, Inc.	26,383	1,805,653	(561.2)
Timken Co.	12,904	919,926	(285.9)
Toll Brothers, Inc.	11,021	474,785	(147.6)
TopBuild Corp.	2,376	404,253	(125.6)
Topgolf Callaway Brands Corp.	6,802	127,333	(39.6)
Tractor Supply Co.	1,695	372,510	(115.8)
Travel & Leisure Co.	19,230	730,355	(227.0)
Trex Co., Inc.	2,308	110,992	(34.5)
TripAdvisor, Inc.	8,301	196,070	(60.9)
Tyler Technologies, Inc.	913	295,200	(91.7)
U.S. Bancorp	23,088	980,086	(304.6)
Uber Technologies, Inc.	3,023	80,321	(25.0)
UDR, Inc.	40,502	1,610,360	(500.5)
Ultragenyx Pharmaceutical, Inc.	1,015	41,067	(12.8)
Umpqua Holdings Corp.	7,903	157,112	(48.8)
United Rentals, Inc.	6,700	2,115,257	(657.4)
United Therapeutics Corp.	1,002	230,991	(71.8)
UnitedHealth Group, Inc.	1,667	925,435	(287.6)
Universal Display Corp.	4,314	410,779	(127.7)
Valaris Ltd.	2,812	188,207	(58.5)
Valero Energy Corp.	6,377	800,632	(248.8)
Valvoline, Inc.	6,373	187,111	(58.2)
Varonis Systems, Inc.	2,291	61,330	(19.1)
Veeva Systems, Inc., Class A	2,683	450,583	(140.0)
VeriSign, Inc.	1,432	287,059	(89.2)
Vertex Pharmaceuticals, Inc.	1,514	472,368	(146.8)
Viatris, Inc.	35,779	362,441	(112.6)
Virtu Financial, Inc., Class A	14,188	317,527	(98.7)

S C H E D U L E O F I N V E S T M E N T S	61

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Visa, Inc., A Shares	7,625	$1,579,595	(490.9)%
Vistra Corp.	42,239	970,230	(301.6)
Walgreens Boots Alliance, Inc.	9,592	350,108	(108.8)
Walmart, Inc.	5,013	713,500	(221.8)
Waters Corp.	2,123	635,138	(197.4)
Watsco, Inc.	2,899	785,513	(244.1)
Wells Fargo & Co.	6,744	310,157	(96.4)
Welltower, Inc.	3,578	218,401	(67.9)
West Pharmaceutical Services, Inc.	7,815	1,798,232	(558.9)
Western Digital Corp.	6,569	225,777	(70.2)
Western Union Co.	26,038	351,773	(109.3)
Westrock Co.	21,847	744,109	(231.3)
Whirlpool Corp.	7,627	1,054,356	(327.7)
Williams Cos., Inc.	10,023	328,053	(102.0)
Willis Towers Watson PLC	1,197	261,197	(81.2)
Wingstop, Inc.	1,055	167,101	(51.9)
Wintrust Financial Corp.	4,829	452,091	(140.5)
Workday, Inc., Class A	2,078	323,794	(100.6)
World Wrestling Entertainment, Inc., Class A	4,849	382,538	(118.9)
WP Carey, Inc.	3,251	248,051	(77.1)
Xcel Energy, Inc.	3,331	216,881	(67.4)
Xylem, Inc.	4,218	432,050	(134.3)
Yum! Brands, Inc.	5,209	615,964	(191.4)
Zillow Group, Inc., Class C	3,267	100,820	(31.3)
Zscaler, Inc.	4,357	671,414	(208.7)

		247,865,209

Preferred Stocks

Germany
Fuchs Petrolub SE	15,295	438,034	(136.1)
Sartorius AG	194	68,402	(21.3)
Volkswagen AG	4,337	555,142	(172.5)

		1,061,578

Warrants

Australia
Magellan Financial Group Ltd. (Issued/Exercisable 04/14/22, 1 Share for 1 Warrant, Expires 04/16/27, Strike Price AUD 35.00)	464	92	(0.0)

Total Reference Entity — Long		398,968,459

Reference Entity — Short

Common Stocks

Argentina
Globant SA	(1,421)	(268,114)	83.3

Australia
Adbri Ltd.	(84,939)	(85,635)	26.6
AMP Ltd.	(24,641)	(19,871)	6.2
Beach Energy Ltd.	(1,174,750)	(1,201,253)	373.4
BlueScope Steel Ltd.	(2,210)	(22,255)	6.9
Brambles Ltd.	(48,623)	(364,027)	113.1
Cochlear Ltd.	(73)	(9,325)	2.9
EBOS Group Ltd.	(539)	(11,751)	3.6
Endeavour Group Ltd.	(38,738)	(177,316)	55.1
Evolution Mining Ltd.	(102,984)	(136,613)	42.5
Fortescue Metals Group Ltd.	(59,465)	(560,220)	174.1
Glencore PLC	(245,315)	(1,406,408)	437.1
IDP Education Ltd.	(766)	(14,452)	4.5
Incitec Pivot Ltd.	(6,725)	(16,173)	5.0
Insurance Australia Group Ltd.	(4,709)	(14,781)	4.6

Security	Shares	Value	% of Basket Value

Australia (continued)
JB Hi-Fi Ltd.	(1,364)	$(37,390)	11.6%
Lendlease Group	(8,538)	(47,478)	14.8
Lottery Corp. Ltd.	(2,658)	(7,292)	2.3
Newcrest Mining Ltd.	(13,589)	(149,919)	46.6
Newcrest Mining Ltd.	(98,124)	(1,086,750)	337.8
Northern Star Resources Ltd.	(79,615)	(444,339)	138.1
Orica Ltd.	(11,813)	(105,079)	32.7
Origin Energy Ltd.	(11,223)	(40,095)	12.5
Reece Ltd.	(56,802)	(564,037)	175.3
Rio Tinto Ltd.	(761)	(43,186)	13.4
Santos Ltd.	(3,253)	(15,880)	4.9
Seven Group Holdings Ltd.	(77,925)	(913,781)	284.0
Tabcorp Holdings Ltd.	(383,561)	(236,803)	73.6
TPG Telecom Ltd.	(158,681)	(497,782)	154.7
Vicinity Centres	(1,278,070)	(1,593,323)	495.2
Woodside Energy Group Ltd.	(47,420)	(1,096,277)	340.7

		(10,919,491)

Austria
ams-OSRAM AG	(65,894)	(372,983)	115.9
BAWAG Group AG	(7,494)	(361,779)	112.4
OMV AG	(12,881)	(593,084)	184.3
Telekom Austria AG	(6,015)	(34,965)	10.9
Voestalpine AG	(3,124)	(67,823)	21.1

		(1,430,634)

Belgium
D’ieteren Group	(476)	(79,220)	24.6
Galapagos NV	(4,151)	(189,327)	58.9
Groupe Bruxelles Lambert SA	(191)	(14,082)	4.4
Proximus SADP	(19,095)	(200,187)	62.2

		(482,816)

Canada
Alimentation Couche-Tard, Inc.	(5,622)	(251,728)	78.2
AltaGas Ltd.	(1,578)	(28,459)	8.9
Aritzia, Inc.	(3,940)	(152,817)	47.5
Atco Ltd.	(36,303)	(1,127,182)	350.3
ATS Automation Tooling Systems, Inc.	(2,184)	(69,094)	21.5
Brookfield Asset Management, Inc., Class A	(13,706)	(542,767)	168.7
Canadian Apartment Properties REIT	(23,665)	(732,871)	227.8
Canadian National Railway Co.	(4,304)	(509,902)	158.5
Canadian Solar, Inc.	(1,344)	(45,562)	14.2
CCL Industries, Inc., Class B	(3,192)	(149,953)	46.6
Constellation Software, Inc.	(707)	(1,022,287)	317.7
Dollarama, Inc.	(1,977)	(117,472)	36.5
Element Fleet Management Corp.	(19,823)	(264,093)	82.1
Empire Co. Ltd.	(6,696)	(172,026)	53.5
Fairfax Financial Holdings Ltd.	(95)	(46,657)	14.5
Finning International, Inc.	(5,739)	(122,038)	37.9
Franco-Nevada Corp.	(1,191)	(147,158)	45.7
H&R Real Estate Investment Trust	(44,824)	(368,831)	114.6
iA Financial Corp., Inc.	(6,397)	(356,018)	110.7
Intact Financial Corp.	(1,910)	(290,226)	90.2
Loblaw Cos. Ltd.	(7,677)	(628,992)	195.5
Manulife Financial Corp.	(839)	(13,906)	4.3
MEG Energy Corp.	(25,653)	(383,566)	119.2
Metro, Inc.	(16,560)	(867,536)	269.6
National Bank of Canada	(5,020)	(341,803)	106.2
Nutrien Ltd.	(2,216)	(187,238)	58.2
Nuvei Corp.	(7,197)	(216,594)	67.3
Onex Corp.	(4,465)	(224,733)	69.9
Parkland Corp.	(23,715)	(479,400)	149.0

62	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Canada (continued)
Saputo, Inc.	(19,562)	$(476,145)	148.0%
SmartCentres Real Estate Investment Trust	(19,147)	(375,252)	116.6
Stelco Holdings, Inc.	(6,145)	(154,758)	48.1
Sun Life Financial, Inc.	(4,482)	(190,354)	59.2
TMX Group Ltd.	(4,972)	(478,022)	148.6
Toromont Industries Ltd.	(10,891)	(837,001)	260.1
Vermilion Energy, Inc.	(2,875)	(67,087)	20.9

		(12,439,528)

China
Futu Holdings Ltd., ADR	(8,288)	(280,632)	87.2
Yangzijiang Shipbuilding Holdings Ltd.	(216,700)	(183,702)	57.1

		(464,334)

Denmark
Ambu A/S, Class B	(9,138)	(102,198)	31.8
Carlsberg A/S, Class B	(1,703)	(200,521)	62.3
Danske Bank A/S	(7,394)	(119,273)	37.1
Orsted A/S	(6,168)	(508,895)	158.2
Pandora A/S	(486)	(25,565)	7.9
Royal Unibrew A/S	(2,993)	(170,973)	53.1

		(1,127,425)

Finland
Elisa OYJ	(9,157)	(442,524)	137.6
Kojamo OYJ	(7,561)	(98,403)	30.6
Neste OYJ	(1,419)	(62,193)	19.3
Nordea Bank Abp	(17,232)	(164,685)	51.2
Orion OYJ, Class B	(2,568)	(118,175)	36.7
Sampo OYJ, A Shares	(2,669)	(122,047)	37.9
UPM-Kymmene OYJ	(52,125)	(1,752,309)	544.6

		(2,760,336)

France
Constellium SE	(26,074)	(287,335)	89.3
Unibail-Rodamco-Westfield	(3,631)	(171,600)	53.3

		(458,935)

Germany
Allianz SE, Registered Shares	(339)	(60,988)	19.0
Aurubis AG	(1,863)	(117,556)	36.5
BASF SE	(15,562)	(698,277)	217.0
Bayer AG, Registered Shares	(10,481)	(551,102)	171.3
Bechtle AG	(4,499)	(155,425)	48.3
Brenntag AG	(259)	(15,715)	4.9
Carl Zeiss Meditec AG	(682)	(82,551)	25.7
Continental AG	(3,190)	(165,228)	51.3
Deutsche Boerse AG	(229)	(37,240)	11.6
Deutsche Wohnen SE	(5,480)	(110,533)	34.4
Evotec SE	(5,233)	(99,809)	31.0
Fielmann AG	(6,702)	(213,502)	66.4
Fresenius Medical Care AG & Co. KGaA	(18,310)	(506,465)	157.4
Fresenius SE & Co. KGaA	(16,591)	(381,811)	118.7
GEA Group AG	(2,918)	(101,997)	31.7
HeidelbergCement AG	(5,601)	(257,572)	80.1
Hella GmbH & Co. KGaA	(3,254)	(254,035)	79.0
Henkel AG & Co. KGaA	(290)	(17,025)	5.3
HUGO BOSS AG	(2,316)	(106,669)	33.1
Infineon Technologies AG	(22,185)	(538,329)	167.3
Merck KGaA	(3,990)	(650,230)	202.1
MTU Aero Engines AG	(858)	(153,546)	47.7
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	(693)	(182,935)	56.9
SAP SE	(8,081)	(777,819)	241.7

Security	Shares	Value	% of Basket Value

Germany (continued)
Siemens Healthineers AG	(3,717)	$(170,285)	52.9%
SUSE SA	(14,369)	(253,870)	78.9
Telefonica Deutschland Holding AG	(60,920)	(132,739)	41.3
Uniper SE	(6,669)	(19,963)	6.2
United Internet AG, Registered Shares	(3,189)	(59,612)	18.5
Vonovia SE	(23,122)	(511,241)	158.9
Zalando SE	(3,134)	(72,233)	22.4

		(7,456,302)

Hong Kong
Hongkong Land Holdings Ltd.	(20,600)	(79,307)	24.6
Vitasoy International Holdings Ltd.	(188,000)	(321,034)	99.8

		(400,341)

Ireland
AerCap Holdings NV	(5,906)	(315,440)	98.1
DCC PLC	(13,920)	(772,571)	240.1
Jazz Pharmaceuticals PLC	(1,553)	(223,306)	69.4
Smurfit Kappa Group PLC	(959)	(31,777)	9.9
Trane Technologies PLC	(1,792)	(286,057)	88.9

		(1,629,151)

Israel
Ashtrom Group Ltd.	(40,084)	(872,384)	271.1
Check Point Software Technologies Ltd.	(729)	(94,209)	29.3
Global-e Online Ltd.	(7,704)	(194,834)	60.6
Inmode Ltd.	(13,408)	(460,162)	143.0
Shikun & Binui Ltd.	(5,539)	(21,988)	6.8

		(1,643,577)

Italy
A2A SpA	(32,362)	(35,884)	11.1
DiaSorin SpA	(2,098)	(274,283)	85.2
FinecoBank Banca Fineco SpA	(24,559)	(330,947)	102.9
Hera SpA	(22,013)	(52,450)	16.3
Interpump Group SpA	(3,737)	(144,680)	45.0
Intesa Sanpaolo SpA	(1,162,006)	(2,215,396)	688.6
Nexi SpA	(9,320)	(80,576)	25.0
Prysmian SpA	(2,966)	(96,538)	30.0
Recordati Industria Chimica e Farmaceutica SpA	(1,302)	(48,918)	15.2
UniCredit SpA	(185,006)	(2,294,308)	713.1

		(5,573,980)

Japan
Advance Residence Investment Corp.	(18)	(41,907)	13.0
Aeon Mall Co. Ltd.	(28,000)	(304,599)	94.7
AEON REIT Investment Corp.	(100)	(107,663)	33.5
AGC, Inc.	(1,800)	(56,403)	17.5
Ain Holdings, Inc.	(7,900)	(331,878)	103.1
Aisin Corp.	(7,400)	(189,956)	59.0
Ajinomoto Co., Inc.	(2,700)	(74,259)	23.1
Ariake Japan Co. Ltd.	(1,300)	(45,038)	14.0
Asahi Intecc Co. Ltd.	(4,700)	(80,065)	24.9
Asics Corp.	(5,200)	(79,683)	24.8
ASKUL Corp.	(15,300)	(159,789)	49.7
Bank of Kyoto Ltd.	(500)	(18,018)	5.6
Benefit One, Inc.	(14,800)	(204,745)	63.6
BIPROGY, Inc.	(12,300)	(265,697)	82.6
Bridgestone Corp.	(2,300)	(83,183)	25.8
Brother Industries Ltd.	(12,000)	(204,431)	63.5
Canon Marketing Japan, Inc.	(2,700)	(56,975)	17.7
Chiba Bank Ltd.	(18,900)	(103,555)	32.2
Concordia Financial Group Ltd.	(82,700)	(252,336)	78.4

S C H E D U L E O F I N V E S T M E N T S	63

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
Credit Saison Co. Ltd.	(25,400)	$(271,484)	84.4%
Dai Nippon Printing Co. Ltd.	(6,100)	(122,187)	38.0
Daicel Corp.	(16,700)	(95,287)	29.6
Daido Steel Co. Ltd.	(1,600)	(41,483)	12.9
Dai-ichi Life Holdings, Inc.	(21,000)	(333,538)	103.7
Daiichikosho Co. Ltd.	(1,200)	(34,407)	10.7
Daikin Industries Ltd.	(1,700)	(254,638)	79.1
Daio Paper Corp.	(5,900)	(43,530)	13.5
Daiwa House REIT Investment Corp.	(115)	(232,104)	72.1
Daiwa Securities Living Investments Corp.	(20)	(15,524)	4.8
Denka Co. Ltd.	(3,400)	(78,765)	24.5
Descente Ltd.	(2,900)	(69,603)	21.6
Dexerials Corp.	(2,600)	(60,556)	18.8
DIC Corp.	(8,000)	(134,323)	41.7
Dowa Holdings Co. Ltd.	(500)	(15,876)	4.9
ENEOS Holdings, Inc.	(34,900)	(115,123)	35.8
Ezaki Glico Co. Ltd.	(5,100)	(114,740)	35.7
Fancl Corp.	(9,800)	(185,662)	57.7
FANUC Corp.	(400)	(52,341)	16.3
Food and Life Cos. Ltd.	(3,200)	(53,827)	16.7
Fuji Electric Co. Ltd.	(7,400)	(286,121)	88.9
Fuji Kyuko Co. Ltd.	(18,100)	(559,688)	173.9
Fuji Oil Holdings, Inc.	(6,700)	(105,483)	32.8
Fujitsu General Ltd.	(3,100)	(70,748)	22.0
Fukuoka Financial Group, Inc.	(11,100)	(188,873)	58.7
GLP J-Reit	(66)	(68,447)	21.3
GMO internet, Inc.	(7,000)	(120,686)	37.5
Goldwin, Inc.	(5,900)	(308,118)	95.8
GS Yuasa Corp.	(5,100)	(77,643)	24.1
Hachijuni Bank Ltd.	(114,000)	(363,564)	113.0
Hakuhodo DY Holdings, Inc.	(11,900)	(100,266)	31.2
Hankyu Hanshin Holdings, Inc.	(1,700)	(50,491)	15.7
Haseko Corp.	(19,000)	(195,666)	60.8
Heiwa Corp.	(7,700)	(124,225)	38.6
Hikari Tsushin, Inc.	(1,400)	(169,112)	52.6
Hino Motors Ltd.	(14,000)	(58,181)	18.1
Horiba Ltd.	(4,800)	(196,932)	61.2
Hoshizaki Corp.	(2,200)	(63,030)	19.6
House Foods Group, Inc.	(12,800)	(239,390)	74.4
Hoya Corp.	(400)	(37,185)	11.6
Ibiden Co. Ltd.	(6,000)	(202,244)	62.9
Idemitsu Kosan Co. Ltd.	(7,200)	(157,538)	49.0
IHI Corp.	(2,500)	(55,760)	17.3
Iida Group Holdings Co. Ltd.	(9,600)	(133,299)	41.4
Industrial & Infrastructure Fund Investment Corp.	(72)	(76,042)	23.6
Inpex Corp.	(19,800)	(199,829)	62.1
Isuzu Motors Ltd.	(4,800)	(56,446)	17.5
Ito En Ltd.	(900)	(31,698)	9.8
Iwatani Corp.	(10,500)	(386,625)	120.2
Iyogin Holdings, Inc.	(20,000)	(93,836)	29.2
Japan Airlines Co. Ltd.	(18,400)	(343,678)	106.8
Japan Airport Terminal Co. Ltd.	(11,000)	(470,810)	146.3
Japan Aviation Electronics Industry Ltd.	(41,000)	(638,119)	198.3
Japan Hotel REIT Investment Corp.	(554)	(291,879)	90.7
Japan Logistics Fund, Inc.	(36)	(77,129)	24.0
Japan Post Insurance Co. Ltd.	(54,500)	(806,772)	250.7
Japan Real Estate Investment Corp.	(27)	(113,138)	35.2
Japan Retail Fund Investment Corp.	(225)	(165,764)	51.5
JCR Pharmaceuticals Co. Ltd.	(5,500)	(81,744)	25.4
Jeol Ltd.	(3,800)	(139,054)	43.2
JFE Holdings, Inc.	(42,800)	(392,096)	121.9

Security	Shares	Value	% of Basket Value

Japan (continued)
JGC Holdings Corp.	(6,600)	$(79,382)	24.7%
JSR Corp.	(1,200)	(22,801)	7.1
Justsystems Corp.	(21,500)	(452,201)	140.5
Kagome Co. Ltd.	(5,200)	(103,932)	32.3
Kaken Pharmaceutical Co. Ltd.	(4,500)	(115,179)	35.8
Kaneka Corp.	(2,900)	(71,912)	22.3
Kao Corp.	(22,100)	(825,478)	256.6
Kawasaki Heavy Industries Ltd.	(1,800)	(30,613)	9.5
Keihan Holdings Co. Ltd.	(1,900)	(48,881)	15.2
Kenedix Office Investment Corp.	(24)	(54,672)	17.0
Kikkoman Corp.	(8,500)	(460,615)	143.2
Kobayashi Pharmaceutical Co. Ltd.	(1,100)	(58,373)	18.1
Kobe Steel Ltd.	(24,000)	(98,421)	30.6
Kotobuki Spirits Co. Ltd.	(6,000)	(307,584)	95.6
K’s Holdings Corp.	(13,700)	(107,359)	33.4
Kurita Water Industries Ltd.	(3,900)	(142,759)	44.4
Kyushu Financial Group, Inc.	(8,900)	(22,505)	7.0
Lintec Corp.	(6,000)	(90,022)	28.0
Mabuchi Motor Co. Ltd.	(2,300)	(62,409)	19.4
Marui Group Co. Ltd.	(6,400)	(104,706)	32.5
Matsui Securities Co. Ltd.	(25,000)	(133,134)	41.4
MEIJI Holdings Co. Ltd.	(10,400)	(427,951)	133.0
Menicon Co. Ltd.	(1,600)	(27,318)	8.5
MINEBEA MITSUMI, Inc.	(11,300)	(166,996)	51.9
Mitsubishi Electric Corp.	(18,200)	(160,135)	49.8
Mitsubishi Motors Corp.	(11,000)	(37,056)	11.5
Mitsui Fudosan Logistics Park, Inc.	(77)	(255,475)	79.4
Miura Co. Ltd.	(4,200)	(85,535)	26.6
Mori Hills REIT Investment Corp.	(44)	(48,196)	15.0
Morinaga & Co. Ltd.	(4,500)	(112,555)	35.0
Morinaga Milk Industry Co. Ltd.	(8,800)	(249,659)	77.6
Nagase & Co. Ltd.	(6,200)	(84,471)	26.3
NGK Insulators Ltd.	(15,800)	(184,324)	57.3
NGK Spark Plug Co. Ltd.	(4,900)	(89,396)	27.8
NH Foods Ltd.	(7,400)	(176,353)	54.8
NHK Spring Co. Ltd.	(21,200)	(117,450)	36.5
Nidec Corp.	(9,800)	(538,843)	167.5
Nifco, Inc.	(1,000)	(23,224)	7.2
Nippon Accommodations Fund, Inc.	(7)	(29,808)	9.3
Nippon Building Fund, Inc.	(94)	(417,853)	129.9
Nippon Kayaku Co. Ltd.	(93,600)	(743,474)	231.1
Nippon Shinyaku Co. Ltd.	(2,400)	(132,879)	41.3
Nippon Shokubai Co. Ltd.	(600)	(21,522)	6.7
Nippon Steel Corp.	(3,600)	(49,387)	15.3
Nishi-Nippon Railroad Co. Ltd.	(3,200)	(62,764)	19.5
Nissan Motor Co. Ltd.	(23,200)	(73,945)	23.0
Nisshin Seifun Group, Inc.	(9,400)	(101,573)	31.6
Noevir Holdings Co. Ltd.	(700)	(25,876)	8.0
NOF Corp.	(1,100)	(37,836)	11.8
Nomura Holdings, Inc.	(214,500)	(694,113)	215.7
Nomura Real Estate Master Fund, Inc.	(65)	(74,154)	23.0
NS Solutions Corp.	(1,600)	(36,775)	11.4
Oji Holdings Corp.	(40,200)	(139,362)	43.3
OKUMA Corp.	(5,200)	(174,068)	54.1
Ono Pharmaceutical Co. Ltd.	(2,300)	(54,127)	16.8
Open House Co. Ltd.	(9,900)	(352,137)	109.4
Orient Corp.	(4,120)	(33,371)	10.4
ORIX Corp.	(3,500)	(51,407)	16.0
Orix JREIT, Inc.	(64)	(85,863)	26.7
Osaka Gas Co. Ltd.	(2,800)	(41,462)	12.9
OSG Corp.	(4,000)	(50,853)	15.8
Pan Pacific International Holdings Corp.	(11,300)	(185,441)	57.6

64	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
Persol Holdings Co. Ltd.	(1,600)	$(32,036)	10.0%
Relo Group, Inc.	(1,500)	(21,142)	6.6
Renesas Electronics Corp.	(7,800)	(65,253)	20.3
Rengo Co. Ltd.	(37,600)	(208,891)	64.9
Rohto Pharmaceutical Co. Ltd.	(6,400)	(199,092)	61.9
Sankyo Co. Ltd.	(11,200)	(369,845)	114.9
Sanwa Holdings Corp.	(14,100)	(121,459)	37.7
Sapporo Holdings Ltd.	(600)	(13,234)	4.1
Seibu Holdings, Inc.	(7,400)	(66,239)	20.6
Seven & i Holdings Co. Ltd.	(500)	(18,664)	5.8
Sharp Corp.	(5,200)	(31,190)	9.7
SHIFT, Inc.	(300)	(46,843)	14.6
Shikoku Electric Power Co., Inc.	(14,900)	(71,682)	22.3
Shimamura Co. Ltd.	(600)	(48,520)	15.1
Shimano, Inc.	(1,700)	(263,063)	81.8
Shinko Electric Industries Co. Ltd.	(18,800)	(451,788)	140.4
Shinsei Bank Ltd.	(200)	(2,976)	0.9
Shizuoka Financial Group, Inc.	(18,800)	(118,719)	36.9
SHO-BOND Holdings Co. Ltd.	(900)	(38,934)	12.1
Shochiku Co. Ltd.	(1,500)	(119,068)	37.0
Showa Denko KK	(1,000)	(14,599)	4.5
SMC Corp.	(700)	(280,981)	87.3
Stanley Electric Co. Ltd.	(6,700)	(113,903)	35.4
SUMCO Corp.	(4,000)	(50,699)	15.8
Sumitomo Bakelite Co. Ltd.	(4,400)	(119,092)	37.0
Sumitomo Electric Industries Ltd.	(31,300)	(327,095)	101.7
Sumitomo Metal Mining Co. Ltd.	(9,300)	(260,687)	81.0
Suzuken Co. Ltd.	(2,200)	(48,980)	15.2
T&D Holdings, Inc.	(14,300)	(141,430)	44.0
Taiyo Nippon Sanso Corp.	(10,800)	(171,951)	53.4
Taiyo Yuden Co. Ltd.	(1,700)	(46,260)	14.4
Takara Holdings, Inc.	(10,300)	(71,646)	22.3
TechnoPro Holdings, Inc.	(2,600)	(62,375)	19.4
THK Co. Ltd.	(18,700)	(326,126)	101.4
Toda Corp.	(22,000)	(109,962)	34.2
Toho Gas Co. Ltd.	(800)	(14,905)	4.6
Tokai Carbon Co. Ltd.	(2,900)	(18,925)	5.9
Tokyo Electric Power Co. Holdings, Inc.	(277,400)	(903,648)	280.9
Tokyo Gas Co. Ltd.	(7,300)	(130,462)	40.5
Tokyu Corp.	(16,400)	(189,100)	58.8
Tokyu Fudosan Holdings Corp.	(43,200)	(219,178)	68.1
Toray Industries, Inc.	(37,800)	(183,608)	57.1
Toshiba TEC Corp.	(1,200)	(31,067)	9.7
Toyo Suisan Kaisha Ltd.	(4,200)	(157,572)	49.0
Toyo Tire Corp.	(18,800)	(220,552)	68.5
Toyoda Gosei Co. Ltd.	(9,300)	(148,677)	46.2
Toyota Boshoku Corp.	(13,900)	(176,872)	55.0
UBE Corp.	(9,600)	(123,819)	38.5
Unicharm Corp.	(600)	(18,235)	5.7
United Urban Investment Corp.	(200)	(211,606)	65.8
Ushio, Inc.	(2,400)	(24,923)	7.7
USS Co. Ltd.	(6,700)	(101,095)	31.4
West Japan Railway Co.	(3,100)	(123,024)	38.2
Yamato Holdings Co. Ltd.	(53,800)	(796,739)	247.6
Yamato Kogyo Co. Ltd.	(7,600)	(220,703)	68.6
Yamazaki Baking Co. Ltd.	(1,800)	(18,341)	5.7
Yokogawa Electric Corp.	(18,700)	(312,685)	97.2

Security	Shares	Value	% of Basket Value

Japan (continued)
Yokohama Rubber Co. Ltd.	(2,300)	$(35,965)	11.2%
Zeon Corp.	(7,900)	(66,591)	20.7

		(32,033,168)

Luxembourg
ArcelorMittal SA	(1,596)	(35,677)	11.1
Aroundtown SA	(20,768)	(41,167)	12.8
Tenaris SA	(57,803)	(904,683)	281.2

		(981,527)

Malaysia
Lynas Rare Earths Ltd.	(17,656)	(94,173)	29.3

Mexico
Fresnillo PLC	(8,700)	(72,737)	22.6

Netherlands
Akzo Nobel NV	(320)	(19,755)	6.1
ASM International NV	(1,921)	(424,963)	132.1
BE Semiconductor Industries NV	(6,813)	(347,223)	107.9
EXOR NV	(1,854)	(124,591)	38.7
Heineken Holding NV	(392)	(26,748)	8.3
Heineken NV	(495)	(41,349)	12.9
ING Groep NV	(7,390)	(72,715)	22.6
Iveco Group NV	(24,157)	(130,536)	40.6
Just Eat Takeaway.com NV	(2,529)	(43,398)	13.5
NN Group NV	(6,711)	(284,160)	88.3
SBM Offshore NV	(20,456)	(276,840)	86.0
Universal Music Group NV	(6,415)	(125,961)	39.2

		(1,918,239)

New Zealand
Auckland International Airport Ltd.	(198,171)	(885,907)	275.3
Fletcher Building Ltd.	(238,000)	(710,652)	220.9
Kiwi Property Group Ltd.	(73,548)	(38,613)	12.0
Mercury NZ Ltd.	(54,272)	(183,510)	57.0
Meridian Energy Ltd.	(49,550)	(140,454)	43.7
Spark New Zealand Ltd.	(210,179)	(625,653)	194.5

		(2,584,789)

Norway
Aker ASA, A Shares	(167)	(11,784)	3.7
DNB Bank ASA	(3,631)	(64,221)	20.0
Gjensidige Forsikring ASA	(17,583)	(321,395)	99.9
Mowi ASA	(14,914)	(222,603)	69.2
Salmar Asa	(2,990)	(101,366)	31.5
Schibsted ASA, Class A	(10,387)	(160,313)	49.8
Storebrand ASA	(47,991)	(373,339)	116.0
TOMRA Systems ASA	(7,328)	(118,359)	36.8

		(1,373,380)

Poland
InPost SA	(2,796)	(17,823)	5.5

Portugal
Banco Comercial Portugues SA	(530,871)	(75,636)	23.5
Galp Energia SGPS SA	(106,000)	(1,076,228)	334.5
Jeronimo Martins SGPS SA	(2,649)	(54,816)	17.0

		(1,206,680)

Singapore
CapitaLand Integrated Commercial Trust	(564,469)	(749,137)	232.8
Capitaland Investment Ltd.	(156,300)	(332,394)	103.3

S C H E D U L E O F I N V E S T M E N T S	65

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Singapore (continued)
DBS Group Holdings Ltd.	(18,800)	$(454,514)	141.3%
Frasers Logistics & Commercial Trust	(480,400)	(373,360)	116.0
Genting Singapore Ltd.	(841,000)	(478,253)	148.6
Grab Holdings Ltd., Class A	(64,782)	(168,433)	52.3
Keppel DC REIT	(379,300)	(471,405)	146.5
Mapletree Logistics Trust	(343,100)	(368,239)	114.5
Sea Ltd., ADR	(8,391)	(416,865)	129.6
Sembcorp Industries Ltd.	(459,000)	(943,545)	293.3
Singapore Telecommunications Ltd.	(290,300)	(511,144)	158.9
United Overseas Bank Ltd.	(22,500)	(441,423)	137.2
UOL Group Ltd.	(18,200)	(79,494)	24.7
Venture Corp. Ltd.	(40,300)	(453,510)	141.0

		(6,241,716)

Spain
Acerinox SA	(21,949)	(192,362)	59.8
ACS Actividades de Construccion y Servicios SA	(13,564)	(348,069)	108.2
Aena SME SA	(437)	(51,361)	16.0
Amadeus IT Group SA	(2,305)	(120,218)	37.4
CaixaBank SA	(33,014)	(109,476)	34.0
Cellnex Telecom SA	(4,603)	(150,657)	46.8
Ferrovial SA	(12,137)	(296,608)	92.2
Fluidra SA	(10,217)	(138,756)	43.1
Industria de Diseno Textil SA	(9,420)	(213,817)	66.4
Inmobiliaria Colonial Socimi SA	(857)	(4,520)	1.4
Red Electrica Corp. SA	(13,952)	(225,683)	70.1
Telefonica SA	(99,185)	(341,910)	106.3

		(2,193,437)

Sweden
Assa Abloy AB, Class B	(5,943)	(120,002)	37.3
Beijer Ref AB, Class B	(5,692)	(88,240)	27.4
BillerudKorsnas AB	(1,115)	(14,394)	4.5
EQT AB	(7,829)	(154,074)	47.9
Evolution AB	(4,834)	(450,928)	140.1
Fastighets AB Balder, B Shares	(29,232)	(109,727)	34.1
Hennes & Mauritz AB, B Shares	(1,481)	(14,917)	4.6
Investor AB	(30,874)	(525,005)	163.2
Investor AB, B Shares	(5,459)	(89,094)	27.7
Nibe Industrier AB, B Shares	(5,515)	(43,992)	13.7
Sandvik AB	(6,319)	(98,745)	30.7
Skandinaviska Enskilda Banken AB, Class A	(48,797)	(514,486)	159.9
Svenska Handelsbanken AB	(4,384)	(40,732)	12.7
Sweco AB, B Shares	(13,073)	(98,226)	30.5
Swedbank AB, A Shares	(2,142)	(31,933)	9.9
Swedish Orphan Biovitrum AB	(8,412)	(154,944)	48.2
Trelleborg AB, B Shares	(539)	(11,868)	3.7
Volvo AB	(7,940)	(135,628)	42.1
Volvo AB, B Shares	(61,514)	(1,006,795)	312.9

		(3,703,730)

Switzerland
Adecco Group AG, Registered Shares	(5,491)	(171,846)	53.4
Alcon, Inc.	(2,565)	(156,171)	48.5
Bachem Holding AG	(1,263)	(90,565)	28.2
Baloise Holding AG, Registered Shares	(2,098)	(286,633)	89.1
Chocoladefabriken Lindt & Spruengli AG, Registered Shares	(1)	(97,189)	30.2
Cie Financiere Richemont SA	(5,014)	(490,036)	152.3
Clariant AG, Registered Shares	(9,981)	(160,403)	49.9
Coca-Cola HBC AG	(1,107)	(24,180)	7.5

Security	Shares	Value	% of Basket Value

Switzerland (continued)
Credit Suisse Group AG, Registered Shares	(293,596)	$(1,216,210)	378.0%
Galenica AG	(3,591)	(258,006)	80.2
Georg Fischer AG, Registered Shares	(12,306)	(681,565)	211.8
Helvetia Holding AG, Registered Shares	(3,521)	(349,643)	108.7
Julius Baer Group Ltd.	(1,355)	(65,011)	20.2
Kuehne & Nagel International AG, Registered Shares	(1,079)	(229,683)	71.4
LafargeHolcim Ltd.	(10,861)	(493,440)	153.4
Lonza Group AG, Registered Shares	(2,001)	(1,030,083)	320.2
Novartis AG, Registered Shares	(5,418)	(438,266)	136.2
Partners Group Holding AG	(502)	(450,587)	140.0
PSP Swiss Property AG, Registered Shares	(191)	(20,404)	6.3
Roche Holding AG	(5,648)	(1,873,996)	582.4
Schindler Holding AG	(2,873)	(468,488)	145.6
Schindler Holding AG, Registered Shares	(1,066)	(167,810)	52.2
SGS SA, Registered Shares	(127)	(279,973)	87.0
Sonova Holding AG, Registered Shares	(1,873)	(442,709)	137.6
Straumann Holding AG, Registered Shares	(11,486)	(1,093,138)	339.8
Swatch Group AG	(112)	(25,167)	7.8
Swatch Group AG, Registered Shares	(708)	(29,579)	9.2
Swiss Life Holding AG, Registered Shares	(683)	(330,724)	102.8
Swiss Re AG	(465)	(34,542)	10.7
Swisscom AG, Registered Shares	(3,001)	(1,481,861)	460.6
Tecan Group AG, Registered Shares	(386)	(141,598)	44.0
Temenos AG	(1,075)	(64,026)	19.9
Zurich Insurance Group AG	(1,500)	(639,261)	198.7

		(13,782,793)

United Kingdom
Airtel Africa PLC	(41,207)	(53,339)	16.6
Associated British Foods PLC	(6,929)	(107,394)	33.4
Bellway PLC	(7,840)	(166,734)	51.8
Berkeley Group Holdings PLC	(6,259)	(249,029)	77.4
Compass Group PLC	(52,325)	(1,102,059)	342.5
DS Smith PLC	(5,524)	(18,422)	5.7
Farfetch Ltd., Class A	(1,587)	(13,458)	4.2
Future PLC	(5,232)	(73,324)	22.8
Greggs PLC	(16,086)	(372,896)	115.9
Haleon PLC	(490,999)	(1,505,625)	468.0
Harbour Energy PLC	(53,072)	(230,324)	71.6
Howden Joinery Group PLC	(132,144)	(778,407)	241.9
Informa PLC	(18,750)	(119,473)	37.1
InterContinental Hotels Group PLC	(10,096)	(542,465)	168.6
Janus Henderson Group PLC	(8,310)	(189,219)	58.8
JD Sports Fashion PLC	(39,236)	(43,843)	13.6
Land Securities Group PLC	(111,446)	(728,733)	226.5
Legal & General Group PLC	(132,041)	(353,244)	109.8
Linde PLC	(5,138)	(1,527,784)	474.8
M&G PLC	(58,384)	(117,330)	36.5
Man Group PLC	(46,262)	(115,082)	35.8
Melrose Industries PLC	(252,119)	(338,188)	105.1
National Grid PLC	(40,660)	(442,995)	137.7
Next PLC	(21,782)	(1,230,239)	382.4
Persimmon PLC	(78,157)	(1,169,531)	363.5
Prudential PLC	(70,607)	(655,915)	203.9
Smiths Group PLC	(26,787)	(479,823)	149.1
Unilever PLC	(34,899)	(1,586,311)	493.0
Whitbread PLC	(19,324)	(568,746)	176.8

		(14,879,932)

United States
10X Genomics, Inc., Class A	(6,396)	(173,843)	54.0

66	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Abbott Laboratories	(9,264)	$(916,580)	284.9%
AbbVie, Inc.	(2,731)	(399,818)	124.3
Acadia Healthcare Co., Inc.	(5,394)	(438,532)	136.3
Acuity Brands, Inc.	(3,620)	(664,523)	206.5
Advance Auto Parts, Inc.	(4,176)	(793,106)	246.5
AES Corp.	(11,574)	(302,776)	94.1
Affiliated Managers Group, Inc.	(444)	(55,127)	17.1
Affirm Holdings, Inc.	(15,615)	(313,393)	97.4
Aflac, Inc.	(14,784)	(962,585)	299.2
AGCO Corp.	(3,035)	(376,856)	117.1
Agree Realty Corp.	(1,958)	(134,515)	41.8
Air Products & Chemicals, Inc.	(5,004)	(1,253,002)	389.4
Alexandria Real Estate Equities, Inc.	(5,574)	(809,902)	251.7
Alight, Inc., Class A	(53,005)	(439,411)	136.6
Alliant Energy Corp.	(13,626)	(710,868)	220.9
Alphabet, Inc.	(6,223)	(589,069)	183.1
Alteryx, Inc., Class A	(3,593)	(175,087)	54.4
Amdocs Ltd.	(4,171)	(359,999)	111.9
AMERCO	(877)	(504,442)	156.8
Ameren Corp.	(5,534)	(451,132)	140.2
American Electric Power Co., Inc.	(14,041)	(1,234,485)	383.7
Americold Realty Trust, Inc.	(29,800)	(722,650)	224.6
Ameriprise Financial, Inc.	(3,845)	(1,188,566)	369.4
AmerisourceBergen Corp.	(1,948)	(306,265)	95.2
AMETEK, Inc.	(2,205)	(285,900)	88.9
Amgen, Inc.	(1,977)	(534,482)	166.1
Amkor Technology, Inc.	(13,080)	(271,933)	84.5
Amphenol Corp., Class A	(3,090)	(234,315)	72.8
Apartment Income REIT Corp.	(15,668)	(602,121)	187.1
Apellis Pharmaceuticals, Inc.	(3,607)	(218,187)	67.8
Apollo Global Management, Inc.	(9,161)	(507,153)	157.6
Appian Corp., Class A	(6,351)	(310,056)	96.4
Apple Hospitality REIT, Inc.	(1,681)	(28,779)	8.9
Applied Materials, Inc.	(2,582)	(227,965)	70.9
AppLovin Corp., Class A	(39,822)	(675,381)	209.9
Aramark	(37,415)	(1,365,648)	424.4
Archer-Daniels-Midland Co.	(24,052)	(2,332,563)	725.0
Arista Networks, Inc.	(9,928)	(1,199,898)	372.9
Armstrong World Industries, Inc.	(5,024)	(379,664)	118.0
Arrowhead Pharmaceuticals, Inc.	(4,783)	(166,496)	51.7
Asana, Inc., Class A	(6,569)	(135,321)	42.1
Aspen Technology, Inc.	(1,487)	(359,036)	111.6
Assurant, Inc.	(1,176)	(159,771)	49.7
ATI, Inc.	(594)	(17,677)	5.5
Atkore, Inc.	(1,445)	(137,709)	42.8
Atlassian Corp., Class A	(1,426)	(289,093)	89.9
Atmos Energy Corp.	(4,409)	(469,779)	146.0
Avery Dennison Corp.	(3,113)	(527,809)	164.0
Bath & Body Works, Inc.	(21,985)	(733,859)	228.1
Baxter International, Inc.	(5,849)	(317,893)	98.8
Beacon Roofing Supply, Inc.	(1,896)	(106,840)	33.2
Beam Therapeutics, Inc.	(717)	(31,591)	9.8
Bentley Systems, Inc., Class B	(11,012)	(388,503)	120.7
Berkshire Hathaway, Inc., Class B	(5,838)	(1,722,735)	535.4
Biogen, Inc.	(1,012)	(286,841)	89.2
Bio-Techne Corp.	(1,366)	(404,691)	125.8
Bloom Energy Corp., Class A	(9,023)	(168,820)	52.5
Blue Owl Capital, Inc.	(64,911)	(650,408)	202.1
Boston Properties, Inc.	(33,793)	(2,456,751)	763.6
Bright Horizons Family Solutions, Inc.	(5,032)	(328,690)	102.2
Broadcom, Inc.	(5,068)	(2,382,568)	740.5
Brown-Forman Corp., Class B	(7,584)	(515,712)	160.3

Security	Shares	Value	% of Basket Value

United States (continued)
Brunswick Corp.	(14,633)	$(1,034,114)	321.4%
Bumble, Inc., Class A	(18,185)	(461,899)	143.6
Bunge Ltd.	(13,535)	(1,335,905)	415.2
Burlington Stores, Inc.	(4,422)	(632,169)	196.5
BWX Technologies, Inc.	(923)	(52,593)	16.3
Cable One, Inc.	(249)	(213,998)	66.5
Cabot Corp.	(8,646)	(635,308)	197.5
Cadence Bank	(11,870)	(328,206)	102.0
Cadence Design Systems, Inc.	(1,724)	(260,996)	81.1
Caesars Entertainment, Inc.	(14,589)	(637,977)	198.3
Calix, Inc.	(1,439)	(105,968)	32.9
Camden Property Trust	(9,155)	(1,057,860)	328.8
CarMax, Inc.	(10,330)	(650,893)	202.3
Carnival Corp.	(2,218)	(20,095)	6.2
Casey’s General Stores, Inc.	(560)	(130,318)	40.5
Catalent, Inc.	(1,509)	(99,187)	30.8
Caterpillar, Inc.	(9,656)	(2,090,138)	649.6
CBRE Group, Inc., Class A	(4,155)	(294,756)	91.6
Celanese Corp.	(2,855)	(274,423)	85.3
Celsius Holdings, Inc.	(4,086)	(372,153)	115.7
Centene Corp.	(12,340)	(1,050,504)	326.5
CenterPoint Energy, Inc.	(46,016)	(1,316,518)	409.2
CF Industries Holdings, Inc.	(10,191)	(1,082,896)	336.6
Charles Schwab Corp.	(2,676)	(213,197)	66.3
Chart Industries, Inc.	(1,768)	(394,052)	122.5
Charter Communications, Inc., Class A	(711)	(261,378)	81.2
Chemours Co.	(8,169)	(233,878)	72.7
Choice Hotels International, Inc.	(687)	(89,200)	27.7
Church & Dwight Co., Inc.	(7,687)	(569,837)	177.1
Churchill Downs, Inc.	(895)	(186,079)	57.8
Cincinnati Financial Corp.	(2,879)	(297,458)	92.5
Cintas Corp.	(435)	(185,984)	57.8
Citizens Financial Group, Inc.	(12,128)	(496,035)	154.2
Civitas Resources, Inc.	(4,160)	(290,826)	90.4
Clean Harbors, Inc.	(4,419)	(541,151)	168.2
Clear Secure, Inc., Class A	(696)	(18,806)	5.8
Cleveland-Cliffs, Inc.	(30,910)	(401,521)	124.8
Cloudflare, Inc., Class A	(2,421)	(136,351)	42.4
CME Group, Inc.	(8,217)	(1,424,006)	442.6
Columbia Sportswear Co.	(10,008)	(745,596)	231.7
Comcast Corp., Class A	(23,904)	(758,713)	235.8
Comerica, Inc.	(2,813)	(198,317)	61.6
Commerce Bancshares, Inc.	(9,993)	(707,904)	220.0
Concentrix Corp.	(3,011)	(368,035)	114.4
Confluent, Inc., Class A	(1,281)	(34,433)	10.7
ConocoPhillips	(5,826)	(734,600)	228.3
Constellation Brands, Inc., Class A	(2,330)	(575,696)	178.9
Constellation Energy Corp.	(2,142)	(202,505)	62.9
Corning, Inc.	(28,553)	(918,550)	285.5
Corteva, Inc.	(27,619)	(1,804,625)	560.9
Coterra Energy, Inc.	(32,809)	(1,021,344)	317.4
Coty, Inc., Class A	(57,115)	(383,242)	119.1
Coupa Software, Inc.	(2,684)	(142,869)	44.4
Cousins Properties, Inc.	(114,028)	(2,709,305)	842.1
Crane Holdings Co.	(10,402)	(1,043,737)	324.4
CSX Corp.	(47,252)	(1,373,143)	426.8
Cullen/Frost Bankers, Inc.	(9,242)	(1,432,972)	445.4
Cummins, Inc.	(1,308)	(319,819)	99.4
Curtiss-Wright Corp.	(5,557)	(932,631)	289.9
CVB Financial Corp.	(1,098)	(31,535)	9.8
Cytokinetics, Inc.	(282)	(12,312)	3.8
Darling Ingredients, Inc.	(3,231)	(253,569)	78.8

S C H E D U L E O F I N V E S T M E N T S	67

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Datadog, Inc., Class A	(6,889)	$(554,633)	172.4%
DaVita, Inc.	(4,992)	(364,466)	113.3
Deere & Co.	(8,004)	(3,168,143)	984.7
Delta Air Lines, Inc.	(42,554)	(1,443,857)	448.8
Denbury, Inc.	(780)	(71,300)	22.2
DENTSPLY SIRONA, Inc.	(13,930)	(429,323)	133.4
Diamondback Energy, Inc.	(2,827)	(444,150)	138.0
DigitalOcean Holdings, Inc.	(22,300)	(801,016)	249.0
Dillard’s, Inc., Class A	(115)	(37,811)	11.8
Discover Financial Services	(871)	(90,985)	28.3
DISH Network Corp., Class A	(25,462)	(379,638)	118.0
Dollar General Corp.	(2,072)	(528,464)	164.2
Dominion Energy, Inc.	(9,365)	(655,269)	203.7
Douglas Emmett, Inc.	(109,247)	(1,921,655)	597.3
Dover Corp.	(3,866)	(505,248)	157.0
Dow, Inc.	(55,310)	(2,585,189)	803.5
Doximity, Inc., Class A	(8,013)	(212,104)	65.9
Dr. Horton, Inc.	(1,144)	(87,951)	27.3
DraftKings, Inc., Class A	(9,697)	(153,213)	47.6
Dropbox, Inc., Class A	(4,417)	(96,070)	29.9
DTE Energy Co.	(930)	(104,262)	32.4
Duke Energy Corp.	(13,536)	(1,261,284)	392.0
Dun & Bradstreet Holdings, Inc.	(45,560)	(585,446)	182.0
Duolingo, Inc.	(247)	(20,214)	6.3
DXC Technology Co.	(2,638)	(75,843)	23.6
Eagle Materials, Inc.	(8,985)	(1,098,955)	341.6
East West Bancorp, Inc.	(2,028)	(145,144)	45.1
Eastman Chemical Co.	(15,188)	(1,166,590)	362.6
Eaton Corp. PLC	(6,855)	(1,028,730)	319.7
Electronic Arts, Inc.	(7,293)	(918,626)	285.5
Element Solutions, Inc.	(6,102)	(104,954)	32.6
EMCOR Group, Inc.	(6,920)	(976,412)	303.5
Emerson Electric Co.	(9,666)	(837,076)	260.2
Encompass Health Corp.	(11,289)	(614,573)	191.0
Enovis Corp.	(7,208)	(356,436)	110.8
Enphase Energy, Inc.	(342)	(104,994)	32.6
Entegris, Inc.	(1,845)	(146,382)	45.5
Envista Holdings Corp.	(6,115)	(201,856)	62.7
EOG Resources, Inc.	(3,146)	(429,492)	133.5
EPAM Systems, Inc.	(348)	(121,800)	37.9
Equitable Holdings, Inc.	(14,260)	(436,641)	135.7
Euronet Worldwide, Inc.	(956)	(80,314)	25.0
Evercore, Inc., Class A	(7,959)	(836,491)	260.0
Evergy, Inc.	(14,768)	(902,768)	280.6
Evoqua Water Technologies Corp.	(6,850)	(268,383)	83.4
Exelon Corp.	(1,505)	(58,078)	18.0
ExlService Holdings, Inc.	(2,060)	(374,611)	116.4
Extra Space Storage, Inc.	(5,254)	(932,270)	289.8
FactSet Research Systems, Inc.	(702)	(298,694)	92.8
Fastenal Co.	(5,352)	(258,662)	80.4
Federal Realty OP LP	(4,541)	(449,468)	139.7
Fidelity National Information Services, Inc.	(5,983)	(496,529)	154.3
Fifth Third Bancorp	(5,698)	(203,362)	63.2
First Citizens BancShares, Inc., Class A	(518)	(425,858)	132.4
First Republic Bank	(5,016)	(602,422)	187.2
FirstEnergy Corp.	(33,538)	(1,264,718)	393.1
Fiserv, Inc.	(1,534)	(157,603)	49.0
Five Below, Inc.	(4,298)	(629,012)	195.5
Five9, Inc.	(1,040)	(62,670)	19.5
FleetCor Technologies, Inc.	(5,416)	(1,008,026)	313.3
Floor & Decor Holdings, Inc., Class A	(1,122)	(82,321)	25.6
Flowserve Corp.	(17,059)	(489,252)	152.1

Security	Shares	Value	% of Basket Value

United States (continued)
FNB Corp.	(31,689)	$(457,906)	142.3%
Ford Motor Co.	(43,348)	(579,563)	180.1
Fortinet, Inc.	(3,089)	(176,567)	54.9
Fortive Corp.	(15,896)	(1,015,754)	315.7
Franklin Resources, Inc.	(22,240)	(521,528)	162.1
Freshworks, Inc., Class A	(1,205)	(16,376)	5.1
FTI Consulting, Inc.	(1,803)	(280,601)	87.2
General Mills, Inc.	(8,841)	(721,249)	224.2
General Motors Co.	(23,559)	(924,691)	287.4
Genuine Parts Co.	(8,795)	(1,564,279)	486.2
Gitlab, Inc., Class A	(3,258)	(157,883)	49.1
Global Payments, Inc.	(4,962)	(566,958)	176.2
Globe Life, Inc.	(7,051)	(814,532)	253.2
GoDaddy, Inc., Class A	(3,813)	(306,565)	95.3
Goldman Sachs Group, Inc.	(1,027)	(353,812)	110.0
Graco, Inc.	(2,720)	(189,258)	58.8
Guardant Health, Inc.	(5,538)	(274,131)	85.2
GXO Logistics, Inc.	(10,825)	(395,546)	122.9
Haemonetics Corp.	(1,188)	(100,921)	31.4
Halliburton Co.	(8,622)	(314,013)	97.6
Hanesbrands, Inc.	(48,132)	(328,260)	102.0
Hasbro, Inc.	(7,611)	(496,618)	154.3
HashiCorp, Inc., Class A	(457)	(14,044)	4.4
HCA Healthcare, Inc.	(3,132)	(681,116)	211.7
Healthcare Realty Trust, Inc.	(18,727)	(380,720)	118.3
HealthEquity, Inc.	(1,294)	(100,816)	31.3
Helmerich & Payne, Inc.	(1,655)	(81,939)	25.5
Henry Schein, Inc.	(6,405)	(438,486)	136.3
Hershey Co.	(2,331)	(556,573)	173.0
Hertz Global Holdings, Inc.	(30,969)	(569,830)	177.1
Highwoods Properties, Inc.	(66,510)	(1,877,577)	583.6
Hilton Grand Vacations, Inc.	(12,853)	(504,352)	156.8
Hologic, Inc.	(5,480)	(371,544)	115.5
Home BancShares, Inc.	(5,212)	(132,854)	41.3
Honeywell International, Inc.	(721)	(147,098)	45.7
Host Hotels & Resorts, Inc.	(19,720)	(372,314)	115.7
Houlihan Lokey, Inc.	(1,014)	(90,570)	28.1
Howmet Aerospace, Inc.	(16,540)	(587,997)	182.8
HP, Inc.	(7,941)	(219,330)	68.2
Hubbell, Inc.	(3,152)	(748,537)	232.6
Huntington Bancshares, Inc.	(35,349)	(536,598)	166.8
IAA, Inc.	(10,284)	(500,625)	155.6
IAA, Inc.	(22,095)	(838,063)	260.5
IDEX Corp.	(2,102)	(467,296)	145.2
Independence Realty Trust, Inc.	(22,561)	(378,122)	117.5
Ingersoll Rand, Inc.	(10,572)	(533,886)	165.9
Ingredion, Inc.	(9,610)	(856,443)	266.2
Innovative Industrial Properties, Inc.	(10,295)	(1,112,890)	345.9
Inspire Medical Systems, Inc.	(406)	(79,150)	24.6
Intellia Therapeutics, Inc.	(1,771)	(93,473)	29.1
Interactive Brokers Group, Inc., Class A	(1,078)	(86,402)	26.9
International Business Machines Corp.	(11,158)	(1,543,040)	479.6
International Paper Co.	(12,620)	(424,158)	131.8
Interpublic Group of Cos., Inc.	(13,175)	(392,483)	122.0
Intra-Cellular Therapies, Inc.	(12,664)	(578,365)	179.8
iRhythm Technologies, Inc.	(1,951)	(248,733)	77.3
ITT, Inc.	(8,636)	(659,704)	205.0
J2 Global, Inc.	(1,851)	(143,249)	44.5
Jack Henry & Associates, Inc.	(3,262)	(649,334)	201.8
JPMorgan Chase & Co.	(13,223)	(1,664,511)	517.3
Karuna Therapeutics, Inc.	(1,222)	(268,033)	83.3
KBR, Inc.	(4,019)	(200,026)	62.2

68	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Kellogg Co.	(16,319)	$(1,253,626)	389.6%
Kilroy Realty Corp.	(25,981)	(1,110,428)	345.1
Kimco Realty Corp.	(7,001)	(149,681)	46.5
Kinsale Capital Group, Inc.	(3,538)	(1,115,071)	346.6
Kirby Corp.	(2,599)	(181,280)	56.3
Kite Realty Group Trust	(21,084)	(414,090)	128.7
Lamb Weston Holdings, Inc.	(3,811)	(328,584)	102.1
Lancaster Colony Corp.	(1,189)	(214,353)	66.6
Landstar System, Inc.	(1,688)	(263,699)	82.0
Lantheus Holdings, Inc.	(4,273)	(316,159)	98.3
Las Vegas Sands Corp.	(13,144)	(499,603)	155.3
Leggett & Platt, Inc.	(25,718)	(867,983)	269.8
Lincoln Electric Holdings, Inc.	(401)	(56,942)	17.7
Littelfuse, Inc.	(681)	(149,990)	46.6
LKQ Corp.	(7,517)	(418,246)	130.0
Loews Corp.	(8,982)	(512,154)	159.2
Louisiana-Pacific Corp.	(15,139)	(857,624)	266.6
LPL Financial Holdings, Inc.	(769)	(196,595)	61.1
Lyft, Inc., Class A	(10,740)	(157,234)	48.9
LyondellBasell Industries NV, Class A	(15,758)	(1,204,699)	374.4
M&T Bank Corp.	(5,613)	(945,061)	293.7
Magnolia Oil & Gas Corp., Class A	(14,793)	(379,884)	118.1
Maravai LifeSciences Holdings, Inc., Class A	(12,570)	(208,662)	64.9
Markel Corp.	(271)	(326,853)	101.6
Marqeta, Inc., Class A	(62,948)	(496,030)	154.2
Marriott Vacations Worldwide Corp.	(1,496)	(221,049)	68.7
MasTec, Inc.	(2,754)	(212,278)	66.0
Matador Resources Co.	(5,936)	(394,447)	122.6
Matson, Inc.	(2,487)	(182,993)	56.9
Maximus, Inc.	(14,673)	(904,884)	281.2
McDonald’s Corp.	(237)	(64,620)	20.1
MDU Resources Group, Inc.	(34,445)	(980,994)	304.9
Medpace Holdings, Inc.	(3,942)	(875,045)	272.0
Merck & Co., Inc.	(3,372)	(341,246)	106.1
MGM Resorts International	(6,259)	(222,633)	69.2
Microchip Technology, Inc.	(19,085)	(1,178,308)	366.2
Micron Technology, Inc.	(15,746)	(851,859)	264.8
Middleby Corp.	(726)	(101,538)	31.6
Mirati Therapeutics, Inc.	(3,332)	(224,310)	69.7
Moderna, Inc.	(2,528)	(380,034)	118.1
Molina Healthcare, Inc.	(501)	(179,789)	55.9
Mondelez International, Inc., Class A	(9,053)	(556,578)	173.0
Monster Beverage Corp.	(7,549)	(707,492)	219.9
Morgan Stanley	(25,786)	(2,118,836)	658.5
Mosaic Co.	(4,035)	(216,881)	67.4
Motorola Solutions, Inc.	(4,146)	(1,035,298)	321.8
MP Materials Corp.	(26,958)	(809,818)	251.7
Murphy USA, Inc.	(1,612)	(506,990)	157.6
Nasdaq, Inc.	(8,746)	(544,351)	169.2
Natera, Inc.	(5,477)	(257,200)	79.9
National Fuel Gas Co.	(12,951)	(874,063)	271.7
National Instruments Corp.	(2,795)	(106,713)	33.2
nCino, Inc.	(951)	(29,937)	9.3
NetApp, Inc.	(3,757)	(260,247)	80.9
Netflix, Inc.	(2,331)	(680,372)	211.5
New Fortress Energy, Inc.	(621)	(34,198)	10.6
New Residential Investment Corp.	(61,989)	(522,567)	162.4
Nexstar Broadcasting Group, Inc.	(853)	(146,119)	45.4
NextEra Energy, Inc.	(14,654)	(1,135,685)	353.0
NIKE, Inc.	(18,050)	(1,672,874)	519.9
NiSource, Inc.	(22,391)	(575,225)	178.8
Nordson Corp.	(1,617)	(363,825)	113.1

Security	Shares	Value	% of Basket Value

United States (continued)
Nordstrom, Inc.	(6,153)	$(125,152)	38.9%
Norfolk Southern Corp.	(5,197)	(1,185,280)	368.4
NortonLifeLock, Inc.	(8,148)	(183,574)	57.1
Norwegian Cruise Line Holdings Ltd.	(12,459)	(210,433)	65.4
NRG Energy, Inc.	(13,859)	(615,340)	191.2
Nucor Corp.	(6,153)	(808,381)	251.2
nVent Electric PLC	(31,171)	(1,137,742)	353.6
Occidental Petroleum Corp.	(6,376)	(462,898)	143.9
OGE Energy Corp.	(9,188)	(336,556)	104.6
Old Republic International Corp.	(81,320)	(1,887,437)	586.6
Olin Corp.	(7,367)	(390,083)	121.2
Omnicell, Inc.	(6,851)	(529,719)	164.6
Omnicom Group, Inc.	(594)	(43,214)	13.4
ON Semiconductor Corp.	(12,518)	(768,981)	239.0
ONE Gas, Inc.	(5,893)	(456,590)	141.9
ONEOK, Inc.	(1,592)	(94,437)	29.4
Onto Innovation, Inc.	(2,920)	(195,173)	60.7
Oracle Corp.	(11,034)	(861,424)	267.7
Organon & Co.	(6,664)	(174,464)	54.2
Oshkosh Corp.	(3,588)	(315,744)	98.1
PACCAR, Inc.	(4,200)	(406,686)	126.4
Packaging Corp. of America	(3,171)	(381,186)	118.5
Palantir Technologies, Inc., Class A	(94,035)	(826,568)	256.9
Parker-Hannifin Corp.	(5,165)	(1,501,052)	466.5
Paychex, Inc.	(3,820)	(451,944)	140.5
Paycom Software, Inc.	(435)	(150,510)	46.8
PayPal Holdings, Inc.	(10,450)	(873,411)	271.5
Peloton Interactive, Inc., Class A	(5,437)	(45,671)	14.2
Performance Food Group Co.	(8,919)	(464,145)	144.3
PerkinElmer, Inc.	(4,989)	(666,431)	207.1
Pfizer, Inc.	(7,883)	(366,954)	114.0
PG&E Corp.	(44,800)	(668,864)	207.9
Phillips 66	(9,829)	(1,025,066)	318.6
Phillips Edison & Co., Inc.	(2,540)	(76,556)	23.8
Pilgrim’s Pride Corp.	(3,487)	(80,375)	25.0
Pinnacle Financial Partners, Inc.	(1,170)	(97,098)	30.2
Pinterest, Inc., Class A	(22,663)	(557,510)	173.3
Plug Power, Inc.	(4,467)	(71,383)	22.2
Polaris, Inc.	(4,656)	(473,050)	147.0
Post Holdings, Inc.	(15,694)	(1,419,051)	441.0
PPL Corp.	(12,747)	(337,668)	104.9
Principal Financial Group, Inc.	(18,715)	(1,649,353)	512.6
Privia Health Group, Inc.	(2,099)	(70,275)	21.8
Procore Technologies, Inc.	(7,702)	(420,991)	130.8
Procter & Gamble Co.	(7,244)	(975,549)	303.2
Progyny, Inc.	(4,947)	(219,993)	68.4
Prosperity Bancshares, Inc.	(10,933)	(782,475)	243.2
PTC, Inc.	(1,226)	(144,460)	44.9
Public Service Enterprise Group, Inc.	(6,879)	(385,706)	119.9
Public Storage	(875)	(271,031)	84.2
Pure Storage, Inc., Class A	(9,034)	(278,789)	86.6
PVH Corp.	(1,195)	(61,327)	19.1
QUALCOMM, Inc.	(8,636)	(1,016,112)	315.8
Qualtrics International, Inc., Class A	(28,115)	(336,537)	104.6
Quanta Services, Inc.	(2,283)	(324,277)	100.8
R1 RCM, Inc.	(33,397)	(589,791)	183.3
Raymond James Financial, Inc.	(7,214)	(852,262)	264.9
Rayonier, Inc.	(4,438)	(149,561)	46.5
RBC Bearings, Inc.	(5,301)	(1,343,963)	417.7
Red Rock Resorts, Inc., Class A	(3,156)	(131,447)	40.9
Regal Beloit Corp.	(2,092)	(264,722)	82.3
Regeneron Pharmaceuticals, Inc.	(71)	(53,161)	16.5

S C H E D U L E O F I N V E S T M E N T S	69

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Regions Financial Corp.	(6,844)	$(150,226)	46.7%
RH	(1,168)	(296,590)	92.2
Rivian Automotive, Inc., Class A	(21,595)	(755,177)	234.7
Robinhood Markets, Inc., Class A	(1,427)	(16,667)	5.2
Rockwell Automation, Inc.	(6,936)	(1,770,761)	550.4
Rollins, Inc.	(7,662)	(322,417)	100.2
Roper Industries, Inc.	(870)	(360,650)	112.1
Ross Stores, Inc.	(6,556)	(627,344)	195.0
RPM International, Inc.	(9,583)	(906,264)	281.7
Ryman Hospitality Properties, Inc.	(366)	(32,545)	10.1
Sarepta Therapeutics, Inc.	(848)	(96,689)	30.0
Scientific Games Corp.	(6,575)	(369,121)	114.7
Seagate Technology Holdings PLC	(13,979)	(694,197)	215.8
SeaWorld Entertainment, Inc.	(1,801)	(104,746)	32.6
SEI Investments Co.	(14,505)	(787,622)	244.8
Selective Insurance Group, Inc.	(2,121)	(208,028)	64.7
Sempra Energy	(4,264)	(643,608)	200.0
Sensata Technologies Holding PLC	(9,952)	(400,170)	124.4
SentinelOne, Inc., Class A	(24,847)	(567,505)	176.4
Shift4 Payments, Inc., Class A	(17,424)	(800,981)	248.9
Shoals Technologies Group, Inc., Class A	(939)	(21,700)	6.7
Shockwave Medical, Inc.	(295)	(86,479)	26.9
Signature Bank	(4,920)	(779,968)	242.4
Simon Property Group, Inc.	(12,788)	(1,393,636)	433.1
Skechers U.S.A., Inc., Class A	(15,647)	(538,726)	167.4
Skyworks Solutions, Inc.	(4,537)	(390,227)	121.3
SL Green Realty Corp.	(8,855)	(351,366)	109.2
SLM Corp.	(13,375)	(221,891)	69.0
SM Energy Co.	(4,132)	(185,857)	57.8
Smartsheet, Inc., Class A	(5,787)	(202,082)	62.8
Snowflake, Inc., Class A	(543)	(87,043)	27.1
Sonoco Products Co.	(2,964)	(184,005)	57.2
South State Corp.	(4,897)	(442,836)	137.6
Southern Co.	(20,290)	(1,328,589)	412.9
Southwest Airlines Co.	(2,397)	(87,131)	27.1
Southwest Gas Holdings, Inc.	(7,582)	(554,017)	172.2
Southwestern Energy Co.	(65,257)	(452,231)	140.6
Spire, Inc.	(1,849)	(129,079)	40.1
Spirit AeroSystems Holdings, Inc., Class A	(3,475)	(80,481)	25.0
Spirit Realty Capital, Inc.	(12,284)	(476,988)	148.2
SS&C Technologies Holdings, Inc.	(30,925)	(1,590,164)	494.2
STAG Industrial, Inc.	(17,061)	(538,957)	167.5
Stanley Black & Decker, Inc.	(7,839)	(615,283)	191.2
Starbucks Corp.	(10,401)	(900,623)	279.9
Starwood Property Trust, Inc.	(51,208)	(1,057,957)	328.8
State Street Corp.	(1,915)	(141,710)	44.0
Steel Dynamics, Inc.	(4,115)	(387,016)	120.3
STERIS PLC	(4,931)	(850,992)	264.5
Stryker Corp.	(1,496)	(342,943)	106.6
Synaptics, Inc.	(1,913)	(169,492)	52.7
Synopsys, Inc.	(940)	(274,997)	85.5
Synovus Financial Corp.	(2,518)	(100,342)	31.2
Sysco Corp.	(22,708)	(1,965,604)	610.9
T Rowe Price Group, Inc.	(7,633)	(810,319)	251.8
Tapestry, Inc.	(1,900)	(60,192)	18.7
Target Corp.	(1,288)	(211,554)	65.8
Teledyne Technologies, Inc.	(257)	(102,281)	31.8
Tenet Healthcare Corp.	(5,201)	(230,716)	71.7
Teradata Corp.	(3,238)	(102,288)	31.8
Terreno Realty Corp.	(13,769)	(786,761)	244.5
Texas Pacific Land Corp.	(27)	(62,204)	19.3
Thor Industries, Inc.	(3,561)	(290,115)	90.2

Security	Shares	Value	% of Basket Value

United States (continued)
TJX Cos., Inc.	(36,116)	$(2,603,964)	809.3%
T-Mobile U.S., Inc.	(8,164)	(1,237,336)	384.6
Toast, Inc., Class A	(29,786)	(657,973)	204.5
Toro Co.	(10,564)	(1,113,763)	346.2
Trade Desk, Inc., Class A	(3,680)	(195,923)	60.9
Tradeweb Markets, Inc., Class A	(358)	(19,719)	6.1
TransDigm Group, Inc.	(998)	(574,608)	178.6
TransUnion	(2,264)	(134,187)	41.7
Travelers Cos., Inc.	(1,694)	(312,475)	97.1
Trimble, Inc.	(7,616)	(458,179)	142.4
Truist Financial Corp.	(18,464)	(827,003)	257.0
Twilio, Inc., Class A	(10,821)	(804,758)	250.1
UFP Industries, Inc.	(4,555)	(324,453)	100.8
UGI Corp.	(15,163)	(535,709)	166.5
UiPath, Inc., Class A	(24,735)	(312,898)	97.2
Ulta Salon Cosmetics & Fragrance, Inc.	(544)	(228,137)	70.9
Union Pacific Corp.	(9,092)	(1,792,397)	557.1
United Airlines Holdings, Inc.	(24,485)	(1,054,814)	327.8
United Bankshares, Inc.	(48,838)	(2,068,289)	642.8
United Parcel Service, Inc., Class B	(3,160)	(530,153)	164.8
Unity Software, Inc.	(10,897)	(321,462)	99.9
Univar Solutions, Inc.	(19,810)	(504,759)	156.9
Universal Health Services, Inc., Class B	(2,201)	(255,030)	79.3
Unum Group	(9,581)	(436,798)	135.8
Vail Resorts, Inc.	(1,546)	(338,775)	105.3
Valley National Bancorp	(51,563)	(612,053)	190.2
Valmont Industries, Inc.	(2,114)	(674,831)	209.7
Ventas, Inc.	(1,813)	(70,943)	22.0
Verisk Analytics, Inc.	(2,445)	(447,019)	138.9
Vertiv Holdings Co.	(6,217)	(88,965)	27.6
VF Corp.	(52,411)	(1,480,611)	460.2
Vontier Corp.	(17,755)	(339,121)	105.4
Vornado Realty Trust	(112,940)	(2,664,255)	828.1
Voya Financial, Inc.	(11,347)	(775,681)	241.1
Vulcan Materials Co.	(1,026)	(167,956)	52.2
W R Berkley Corp.	(6,656)	(495,073)	153.9
Walt Disney Co.	(5,453)	(580,963)	180.6
Warner Bros Discovery, Inc.	(9,818)	(127,634)	39.7
Warner Music Group Corp., Class A	(18,659)	(485,507)	150.9
Waste Connections, Inc.	(4,331)	(571,302)	177.6
Waste Management, Inc.	(3,892)	(616,376)	191.6
Webster Financial Corp.	(10,566)	(573,311)	178.2
WEC Energy Group, Inc.	(7,431)	(678,673)	210.9
Wendy’s Co.	(21,191)	(440,349)	136.9
WESCO International, Inc.	(2,195)	(302,405)	94.0
Western Alliance Bancorp	(1,568)	(105,323)	32.7
Westinghouse Air Brake Technologies Corp.	(4,332)	(404,089)	125.6
Westlake Chemical Corp.	(4,158)	(401,871)	124.9
WEX, Inc.	(2,426)	(398,204)	123.8
Williams-Sonoma, Inc.	(892)	(110,456)	34.3
WillScot Mobile Mini Holdings Corp.	(320)	(13,610)	4.2
Wolfspeed, Inc.	(4,185)	(329,569)	102.4
Woodward, Inc.	(11,768)	(1,079,126)	335.4
Workiva, Inc.	(4,029)	(313,496)	97.4
WW Grainger, Inc.	(219)	(127,973)	39.8
Wyndham Hotels & Resorts, Inc.	(7,593)	(576,536)	179.2
Wynn Resorts Ltd.	(11,369)	(726,479)	225.8
XPO Logistics, Inc.	(9,128)	(472,283)	146.8
YETI Holdings, Inc.	(3,576)	(114,718)	35.7
Zebra Technologies Corp., Class A	(1,588)	(449,753)	139.8
Zimmer Biomet Holdings, Inc.	(7,242)	(820,881)	255.1
Zions Bancorp NA	(9,881)	(513,219)	159.5

70	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Zoetis, Inc.	(2,298)	$(346,492)	107.7%
Zoom Video Communications, Inc., Class A	(3,688)	(307,727)	95.6
ZoomInfo Technologies, Inc.	(325)	(14,472)	4.5
Zurn Elkay Water Solutions Corp.	(9,909)	(232,762)	72.3

		(270,963,443)

Preferred Stocks

Germany

Henkel AG & Co. KGaA	(2,979)	(187,673)	58.3

Total Reference Entity — Short		(399,290,204)

Net Value of Reference Entity — BNP Paribas SA		$(321,745)

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Goldman Sachs & Co. as of period end, termination dates February 27, 2023 and February 28, 2023:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Australia
Abacus Property Group	68,126	$122,130	14.7%
ARB Corp. Ltd.	1,983	36,819	4.4
Arena REIT	36,669	92,349	11.1
Australian Ethical Investment Ltd.	42,877	126,815	15.3
Charter Hall Education Trust	63,154	140,244	16.9
Charter Hall Retail REIT	104,953	270,249	32.6
Clinuvel Pharmaceuticals Ltd.	2,438	30,440	3.7
Collins Foods Ltd.	3,290	19,754	2.4
Coronado Global Resources, Inc.	33,078	39,466	4.7
Credit Corp. Group Ltd.	15,349	182,457	22.0
Dexus Industria REIT	46,278	78,423	9.4
Growthpoint Properties Australia Ltd.	32,670	69,548	8.4
GWA Group Ltd.	140,675	182,637	22.0
Imdex Ltd.	143,562	187,395	22.6
Johns Lyng Group Ltd.	99,242	412,637	49.7
Jumbo Interactive Ltd.	26,678	232,282	28.0
Kogan.com Ltd.	31,744	66,586	8.0
Lifestyle Communities Ltd.	11,659	130,882	15.8
Lovisa Holdings Ltd.	21,575	335,891	40.5
Monadelphous Group Ltd.	43,760	382,559	46.1
Nanosonics Ltd.	55,744	146,121	17.6
National Storage REIT	108,038	180,784	21.8
Netwealth Group Ltd.	14,226	110,478	13.3
Nick Scali Ltd.	10,424	67,133	8.1
Nine Entertainment Co. Holdings Ltd.	186,323	246,061	29.6
Objective Corp. Ltd.	4,574	43,414	5.2
Pendal Group Ltd.	59,245	186,092	22.4
Perenti Global Ltd.	41,732	25,575	3.1
Pinnacle Investment Management Group Ltd.	56,483	293,554	35.4
PWR Holdings Ltd.	6,643	42,674	5.1
St Barbara Ltd.	363,527	118,351	14.3
Technology One Ltd.	30,111	231,644	27.9
Viva Energy Group Ltd.	104,093	188,953	22.8

Security	Shares	Value	% of Basket Value

Australia (continued)
Waypoint REIT Ltd.	96,441	$168,385	20.3%
Webjet Ltd.	30,073	101,556	12.2

		5,290,338

Austria
AT&S Austria Technologie & Systemtechnik AG	8,173	252,423	30.4
EVN AG	9,634	160,274	19.3
IMMOFINANZ AG	676	7,970	1.0
Kontron AG	18,259	264,271	31.8
Oesterreichische Post AG	6,517	185,429	22.3
Palfinger AG	1,833	42,355	5.1
Porr AG	6,646	68,569	8.3
Schoeller-Bleckmann Oilfield Equipment AG	800	44,008	5.3
Vienna Insurance Group AG Wiener Versicherung Gruppe	2,543	56,876	6.9
Wienerberger AG	37,070	847,376	102.1

		1,929,551

Belgium
Aedifica SA	921	70,238	8.5
AGFA-Gevaert NV	12,223	36,954	4.5
Barco NV	6,064	130,923	15.8
Econocom Group SA	4,224	11,480	1.4
Ion Beam Applications	447	6,238	0.7
Melexis NV	5,061	348,076	41.9
Shurgard Self Storage SA	10,568	460,141	55.4

		1,064,050

Bermuda
Argo Group International Holdings Ltd.	7,363	183,118	22.1
Hafnia Ltd.	91,105	469,179	56.5
SiriusPoint Ltd.	76,152	488,896	58.9

		1,141,193

Canada
Aecon Group, Inc.	20,640	146,352	17.6
Altius Minerals Corp.	24,170	378,247	45.6
Boardwalk Real Estate Investment Trust	5,819	207,072	24.9
Canada Goose Holdings, Inc.	26,425	432,351	52.1
Canadian Western Bank	28,125	489,274	58.9
Cardinal Energy Ltd.	11,614	78,771	9.5
Centerra Gold, Inc.	5,839	27,130	3.3
Crew Energy, Inc.	2,986	13,195	1.6
CT Real Estate Investment Trust	16,658	189,525	22.8
Eldorado Gold Corp.	46,023	257,082	31.0
Enerflex Ltd.	2,373	12,263	1.5
Enghouse Systems Ltd.	1,775	39,465	4.8
EQB, Inc.	5,530	195,976	23.6
Evertz Technologies Ltd.	6,500	56,395	6.8
Fortuna Silver Mines, Inc.	7,478	20,804	2.5
Freehold Royalties Ltd.	63,673	792,203	95.4
Home Capital Group, Inc.	5,718	110,553	13.3
Hudbay Minerals, Inc.	45,242	171,689	20.7
Innergex Renewable Energy, Inc.	19,108	210,386	25.3
Jamieson Wellness, Inc.	1,860	45,505	5.5
Kelt Exploration Ltd.	25,127	108,634	13.1
Killam Apartment Real Estate Investment Trust	37,243	431,656	52.0
Labrador Iron Ore Royalty Corp.	2,821	58,476	7.0
Laurentian Bank of Canada	7,016	156,558	18.9
Major Drilling Group International, Inc.	1,211	7,289	0.9
Morguard Corp.	2,464	202,550	24.4

S C H E D U L E O F I N V E S T M E N T S	71

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Canada (continued)
Morguard North American Residential Real Estate
Investment Trust	1,012	$11,811	1.4%
Novagold Resources, Inc.	9,504	43,880	5.3
Pason Systems, Inc.	6,193	65,778	7.9
PrairieSky Royalty Ltd.	48,414	751,966	90.6
Precision Drilling Corp.	3,831	282,611	34.1
Richelieu Hardware Ltd.	5,989	160,765	19.4
Russel Metals, Inc.	541	11,206	1.4
Sandstorm Gold Ltd.	63,334	311,940	37.6
Silvercorp Metals, Inc.	103,524	252,284	30.4
Slate Grocery REIT	18,370	190,934	23.0
Sleep Country Canada Holdings, Inc.	7,454	122,669	14.8
SunOpta, Inc.	7,455	83,834	10.1
Surge Energy, Inc.	3,455	25,944	3.1
Topaz Energy Corp.	22,305	377,221	45.4
Torex Gold Resources, Inc.	1,517	10,333	1.2

		7,542,577

Denmark
ALK-Abello A/S	9,193	151,996	18.3
Chemometec A/S	175	16,495	2.0
D/S Norden A/S	3,357	173,742	20.9
Dfds A/S	2,162	65,610	7.9
FLSmidth & Co. A/S	3,273	75,650	9.1
Per Aarsleff Holding A/S	2,784	77,782	9.4
Sydbank AS	3,270	99,573	12.0

		660,848

Finland
Citycon OYJ	47,881	298,311	35.9
Konecranes OYJ	4,948	124,494	15.0
Musti Group OYJ	2,276	42,760	5.2
Revenio Group OYJ	413	15,361	1.9
Rovio Entertainment OYJ	4,114	23,449	2.8
YIT OYJ	46,327	116,173	14.0

		620,548

France
Atos SE	16,790	163,842	19.7
Cie des Alpes	3,612	44,521	5.4
Coface SA	18,981	211,299	25.5
Esker SA	860	112,840	13.6
Eutelsat Communications SA	29,259	293,706	35.4
Guerbet	1	17	0.0
ID Logistics Group	605	162,541	19.6
Imerys SA	7,574	310,017	37.3
Interparfums SA	10,580	510,054	61.4
Kaufman & Broad SA	1,841	44,734	5.4
Manitou BF SA	4,598	93,833	11.3
Metropole Television SA	3,427	35,444	4.3
Nexity SA	18,721	374,986	45.2
Pharmagest Interactive	83	5,828	0.7
SES-imagotag SA	965	109,513	13.2
SMCP SA	33,193	208,649	25.1
Television Francaise 1	4,715	29,931	3.6
Vicat SA	18,556	425,364	51.2
Vilmorin & Cie SA	522	23,130	2.8

		3,160,249

Germany
Adesso SE	1,055	104,452	12.6
Atoss Software AG	291	35,430	4.3

Security	Shares	Value	% of Basket Value

Germany (continued)
Bilfinger SE	9,114	$253,541	30.5%
CANCOM SE	6,335	156,550	18.9
Datagroup SE	720	39,206	4.7
Deutsche Pfandbriefbank AG	55,046	409,990	49.4
Deutz AG	76,881	290,257	35.0
Duerr AG	5,825	153,971	18.6
Eckert & Ziegler Strahlen- und Medizintechnik AG	4,818	190,473	22.9
Elmos Semiconductor AG	176	8,045	1.0
ElringKlinger AG	11,418	81,727	9.8
flatexDEGIRO AG	7,992	69,851	8.4
GFT Technologies SE	3,346	109,087	13.1
Heidelberger Druckmaschinen AG	36,211	49,981	6.0
Hensoldt AG	8,787	206,450	24.9
Hypoport AG	641	62,610	7.5
Krones AG	890	82,426	9.9
MLP SE	34,066	158,229	19.1
Nagarro SE	959	95,404	11.5
Norma Group SE	4,255	67,453	8.1
Pfeiffer Vacuum Technology AG	613	86,598	10.4
SMA Solar Technology AG	1,661	80,360	9.7
Software AG	10,728	234,696	28.3
Steico SE	904	39,740	4.8
TAG Immobilien AG	28,828	180,544	21.8
TBC Bank Group PLC	10,149	219,276	26.4
Vitesco Technologies Group AG	5,732	306,711	37.0

		3,773,058

Hong Kong
EC Healthcare	127,000	65,511	7.9
Health & Happiness H&H International Holdings Ltd.	193,000	181,969	21.9
Luk Fook Holdings International Ltd.	55,000	119,481	14.4
Melco Resorts & Entertainment Ltd., ADR	20,566	112,496	13.6
Nissin Foods Co. Ltd.	50,000	40,113	4.8
PAX Global Technology Ltd.	51,000	40,082	4.8
SA Sa International Holdings Ltd.	2,468,000	261,038	31.4
SmarTone Telecommunications Holdings Ltd.	16,000	7,909	1.0

		828,599

Indonesia
Bumitama Agri Ltd.	157,900	66,262	8.0

Ireland
Cimpress PLC	5,010	116,633	14.1
Dalata Hotel Group PLC	7,536	24,177	2.9
Grafton Group PLC	72,507	574,056	69.2
Keywords Studios PLC	7,988	220,893	26.6
Origin Enterprises PLC	44,035	163,317	19.7
Uniphar PLC	19,790	68,451	8.2

		1,167,527

Israel
Cellcom Israel Ltd.	9,245	46,283	5.6
Delek Automotive Systems Ltd.	3,094	39,838	4.8
Hilan Ltd.	483	25,291	3.0
Isras Investment Co. Ltd.	345	64,960	7.8
Matrix IT Ltd.	1,061	22,888	2.8
Neto Malinda Trading Ltd.	1,446	48,687	5.9
Nova Ltd.	547	40,033	4.8
Oil Refineries Ltd.	21,281	7,925	1.0
Partner Communications Co. Ltd.	8,011	60,389	7.3
Plus500 Ltd.	10,462	216,561	26.1

72	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Israel (continued)
Radware Ltd.	2,904	$66,850	8.0%
Taboola.com Ltd.	14,151	24,906	3.0
YH Dimri Construction & Development Ltd.	769	46,755	5.6

		711,366

Italy
ACEA SpA	1,163	14,654	1.8
Biesse SpA	7,104	85,561	10.3
Brunello Cucinelli SpA	16,456	953,887	114.9
Datalogic SpA	5,819	44,279	5.3
El.En. SpA	5,014	61,332	7.4
Iren SpA	176,052	261,628	31.5
Maire Tecnimont SpA	91,287	283,245	34.1
MFE-MediaForEurope NV	153,745	76,787	9.2
OVS SpA	129,706	242,143	29.2
Pharmanutra SpA	536	35,920	4.3
Sanlorenzo SpA/Ameglia	1,782	57,162	6.9
Sesa SpA	4,516	489,067	58.9
Tinexta SpA	15,648	315,019	38.0
Unipol Gruppo SpA	2,054	8,840	1.1
Webuild SpA	216,346	294,401	35.5
Wiit SpA	2,657	40,460	4.9

		3,264,385

Ivory Coast
Fabrinet	260	29,744	3.6

Japan
Adastria Co. Ltd.	38,100	517,403	62.3
Aeon Delight Co. Ltd.	26,700	533,675	64.3
Ai Holdings Corp.	20,300	300,490	36.2
Anicom Holdings, Inc.	64,700	258,503	31.1
AOKI Holdings, Inc.	76,100	367,824	44.3
Arata Corp.	4,200	115,965	14.0
Arcland Service Holdings Co. Ltd.	30,800	451,490	54.4
Arcs Co. Ltd.	3,400	45,320	5.5
Avex, Inc.	17,400	195,046	23.5
Bell System24 Holdings, Inc.	27,100	251,735	30.3
Belluna Co. Ltd.	32,500	156,624	18.9
BeNext-Yumeshin Group Co.	17,000	205,019	24.7
Bengo4.com, Inc.	6,700	142,771	17.2
Bunka Shutter Co. Ltd.	44,500	319,962	38.5
Canon Electronics, Inc.	12,400	130,930	15.8
Chudenko Corp.	3,700	51,069	6.2
CI Takiron Corp.	43,900	151,685	18.3
Comture Corp.	14,000	227,782	27.4
Create SD Holdings Co. Ltd.	6,300	134,210	16.2
Daihen Corp.	7,300	188,244	22.7
Daiken Corp.	17,500	234,313	28.2
Daiseki Co. Ltd.	15,100	466,582	56.2
Digital Arts, Inc.	9,900	416,038	50.1
Digital Garage, Inc.	3,700	88,595	10.7
Direct Marketing MiX, Inc.	9,400	106,217	12.8
Doshisha Co. Ltd.	33,900	344,579	41.5
Doutor Nichires Holdings Co. Ltd.	42,000	468,558	56.5
Earth Corp.	800	27,691	3.3
EDION Corp.	12,600	100,009	12.0
Eiken Chemical Co. Ltd.	15,100	186,507	22.5
Eizo Corp.	900	21,894	2.6
Elan Corp.	4,500	34,560	4.2
Elecom Co. Ltd.	2,700	25,012	3.0
en-japan, Inc.	38,900	675,730	81.4

Security	Shares	Value	% of Basket Value

Japan (continued)
FCC Co. Ltd.	62,400	$606,711	73.1%
Fuji Co. Ltd/Ehime	4,100	50,705	6.1
Fuji Corp.	16,300	215,228	25.9
Fuji Seal International, Inc.	40,800	477,967	57.6
Fujimi, Inc.	5,700	237,981	28.7
Fujimori Kogyo Co. Ltd.	1,500	31,333	3.8
Fukuoka REIT Corp.	93	108,557	13.1
FULLCAST Holdings Co. Ltd.	2,200	44,004	5.3
Funai Soken Holdings, Inc.	15,200	270,945	32.6
Fuso Chemical Co. Ltd.	5,500	124,233	15.0
Future Corp.	10,200	114,469	13.8
Giken Ltd.	22,600	486,932	58.7
Goldcrest Co. Ltd.	25,100	294,593	35.5
Gunma Bank Ltd.	45,500	124,100	15.0
Gunze Ltd.	7,100	182,377	22.0
H2O Retailing Corp.	21,000	176,724	21.3
Halows Co. Ltd.	4,100	82,353	9.9
Hazama Ando Corp.	18,300	106,060	12.8
Heiwa Real Estate REIT, Inc.	9	9,327	1.1
Heiwado Co. Ltd.	8,500	107,565	13.0
Hiday Hidaka Corp.	700	8,789	1.1
Hitachi Zosen Corp.	1,300	7,495	0.9
Hokkaido Electric Power Co., Inc.	2,900	8,825	1.1
Hoshino Resorts REIT, Inc.	45	213,596	25.7
IBJ Leasing Co. Ltd.	6,500	141,624	17.1
Ichigo Office REIT Investment	59	33,321	4.0
Ichigo, Inc.	24,500	55,138	6.6
Infocom Corp.	12,600	180,852	21.8
Infomart Corp.	127,700	413,113	49.8
Invincible Investment Corp.	1,012	317,680	38.3
JAC Recruitment Co. Ltd.	4,400	74,861	9.0
Jafco Co. Ltd.	10,800	165,708	20.0
Japan Excellent, Inc.	135	124,841	15.0
Japan Lifeline Co. Ltd.	33,100	223,204	26.9
Japan Petroleum Exploration Co. Ltd.	2,100	54,564	6.6
JCU Corp.	11,600	219,372	26.4
JINS Holdings, Inc.	9,600	288,689	34.8
Joyful Honda Co. Ltd.	14,900	181,620	21.9
Kanamoto Co. Ltd.	15,000	216,540	26.1
Kanematsu Corp.	5,600	55,408	6.7
Kanematsu Electronics Ltd.	300	8,918	1.1
KeePer Technical Laboratory Co. Ltd.	2,800	77,214	9.3
Keihanshin Building Co. Ltd.	3,000	26,643	3.2
Kissei Pharmaceutical Co. Ltd.	8,800	155,446	18.7
KOMEDA Holdings Co. Ltd.	19,600	327,346	39.4
Konoike Transport Co. Ltd.	21,900	230,468	27.8
Koshidaka Holdings Co. Ltd.	6,600	49,602	6.0
Kumagai Gumi Co. Ltd.	45,100	762,428	91.9
Kumiai Chemical Industry Co. Ltd.	23,800	156,416	18.8
Kura Sushi, Inc.	8,800	205,850	24.8
Kyokuto Kaihatsu Kogyo Co. Ltd.	21,600	200,717	24.2
Life Corp.	26,200	390,510	47.0
M&A Capital Partners Co. Ltd.	2,900	73,790	8.9
Maeda Kosen Co. Ltd.	7,200	146,241	17.6
Mandom Corp.	26,000	263,040	31.7
Maruzen Showa Unyu Co. Ltd.	1,400	28,571	3.4
Matsuda Sangyo Co. Ltd.	4,600	68,624	8.3
Megachips Corp.	3,100	53,064	6.4
Megmilk Snow Brand Co. Ltd.	9,700	105,636	12.7
Meidensha Corp.	9,000	119,739	14.4
Meitec Corp.	10,400	175,175	21.1

S C H E D U L E O F I N V E S T M E N T S	73

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
METAWATER Co. Ltd.	7,100	$90,862	10.9%
Milbon Co. Ltd.	7,300	301,006	36.3
MIRAIT ONE corp.	27,900	268,109	32.3
Mitsubishi Pencil Co. Ltd.	13,800	134,315	16.2
Mitsubishi Shokuhin Co. Ltd.	12,800	259,088	31.2
Mitsui-Soko Holdings Co. Ltd.	1,500	31,269	3.8
Mixi, Inc.	17,900	280,619	33.8
Mochida Pharmaceutical Co. Ltd.	3,400	78,294	9.4
Monogatari Corp.	4,500	206,165	24.8
Mori Trust Sogo REIT, Inc.	21	20,956	2.5
Morita Holdings Corp.	21,100	180,955	21.8
MOS Food Services, Inc.	12,100	256,699	30.9
Nakanishi, Inc.	14,900	271,866	32.8
Nichiha Corp.	4,200	79,533	9.6
Nihon Parkerizing Co. Ltd.	8,600	55,906	6.7
Nikkon Holdings Co. Ltd.	500	7,818	0.9
Nippon Ceramic Co. Ltd.	8,500	147,687	17.8
Nippon Gas Co. Ltd.	5,100	74,088	8.9
Nippon Paper Industries Co. Ltd.	48,600	282,932	34.1
NIPPON REIT Investment Corp.	123	303,642	36.6
Nippon Road Co. Ltd.	1,400	57,620	6.9
Nippon Soda Co. Ltd.	2,900	86,515	10.4
Nippon Suisan Kaisha Ltd.	19,600	69,819	8.4
Nishimatsu Construction Co. Ltd.	8,400	204,514	24.6
Nissin Electric Co. Ltd.	3,900	36,200	4.4
Nitto Kogyo Corp.	8,400	139,022	16.8
Nohmi Bosai Ltd.	5,500	59,329	7.1
Nomura Co. Ltd.	47,700	348,419	42.0
Noritake Co. Ltd.	2,500	69,402	8.4
NSD Co. Ltd.	8,700	148,670	17.9
NTN Corp.	12,300	21,896	2.6
Obara Group, Inc.	15,000	347,839	41.9
Oiles Corp.	16,900	169,817	20.5
Okamura Corp.	16,900	155,568	18.7
Oki Electric Industry Co. Ltd.	89,600	444,183	53.5
Okinawa Cellular Telephone Co.	6,200	117,246	14.1
Okinawa Electric Power Co., Inc.	20,600	142,962	17.2
Okumura Corp.	9,800	185,316	22.3
Osaka Organic Chemical Industry Ltd.	12,000	160,341	19.3
Outsourcing, Inc.	4,600	35,835	4.3
Prestige International, Inc.	131,400	634,676	76.5
Relia, Inc.	26,200	175,818	21.2
Ricoh Leasing Co. Ltd.	5,600	136,737	16.5
Riso Kyoiku Co. Ltd.	17,800	36,825	4.4
Round One Corp.	4,500	19,147	2.3
Saizeriya Co. Ltd.	9,400	175,376	21.1
Sakai Moving Service Co. Ltd.	6,400	202,296	24.4
Sakata Seed Corp.	300	9,888	1.2
Sanken Electric Co. Ltd.	400	13,702	1.7
Sanyo Chemical Industries Ltd.	300	8,504	1.0
Sato Holdings Corp.	14,800	182,576	22.0
Seiren Co. Ltd.	13,300	208,319	25.1
Sekisui Jushi Corp.	7,400	84,733	10.2
Seria Co. Ltd.	31,300	511,333	61.6
Shinmaywa Industries Ltd.	1,100	7,502	0.9
Shizuoka Gas Co. Ltd.	11,800	86,434	10.4
Shoei Co. Ltd.	12,300	453,605	54.7
Siix Corp.	13,600	104,854	12.6
Sosei Group Corp.	12,900	176,054	21.2
S-Pool, Inc.	36,900	235,633	28.4
Strike Co. Ltd.	13,600	419,200	50.5

Security	Shares	Value	% of Basket Value

Japan (continued)
Sumitomo Densetsu Co. Ltd.	3,600	$63,332	7.6%
Sumitomo Mitsui Construction Co. Ltd.	171,000	502,346	60.5
Sumitomo Osaka Cement Co. Ltd.	6,000	127,745	15.4
Sumitomo Warehouse Co. Ltd.	9,500	128,941	15.5
Sun Frontier Fudousan Co. Ltd.	1,500	11,581	1.4
Systena Corp.	28,900	81,003	9.8
Taikisha Ltd.	3,900	92,016	11.1
Takara Standard Co. Ltd.	2,000	17,174	2.1
Takuma Co. Ltd.	37,200	308,844	37.2
Tamron Co. Ltd.	4,700	104,404	12.6
TechMatrix Corp.	3,100	35,209	4.2
Toa Corp.	6,100	99,731	12.0
Tocalo Co. Ltd.	10,100	80,695	9.7
Toei Animation Co. Ltd.	800	82,086	9.9
Toho Titanium Co. Ltd.	13,300	200,428	24.1
Tokai Corp.	12,700	161,254	19.4
Tokai Rika Co. Ltd.	8,600	89,745	10.8
Token Corp.	4,000	210,858	25.4
Tokyotokeiba Co. Ltd.	7,700	214,378	25.8
Tokyu Construction Co. Ltd.	72,500	304,260	36.7
Tokyu REIT, Inc.	129	183,740	22.1
Topcon Corp.	3,400	37,190	4.5
Tosei Corp.	36,900	351,916	42.4
Tosho Co. Ltd.	11,600	88,833	10.7
Totetsu Kogyo Co. Ltd.	13,200	219,137	26.4
Towa Pharmaceutical Co. Ltd.	13,800	207,716	25.0
Toyo Construction Co. Ltd.	3,800	22,961	2.8
Toyo Ink SC Holdings Co. Ltd.	19,200	247,216	29.8
Toyobo Co. Ltd.	27,900	194,888	23.5
Tri Chemical Laboratories, Inc.	17,400	260,203	31.3
Trusco Nakayama Corp.	46,000	616,150	74.2
TV Asahi Holdings Corp.	15,200	142,376	17.2
United Arrows Ltd.	9,800	133,160	16.0
UT Group Co. Ltd.	6,300	102,697	12.4
Valor Holdings Co. Ltd.	29,700	343,434	41.4
ValueCommerce Co. Ltd.	13,900	202,771	24.4
Vector, Inc.	7,200	53,506	6.4
Vision, Inc.	3,500	29,588	3.6
VT Holdings Co. Ltd.	12,700	41,145	5.0
Wacoal Holdings Corp.	28,200	454,079	54.7
Wacom Co. Ltd.	18,700	81,145	9.8
Wakita & Co. Ltd.	23,500	185,518	22.4
Weathernews, Inc.	2,000	104,166	12.6
Workman Co. Ltd.	20,800	709,583	85.5
Yellow Hat Ltd.	26,100	312,923	37.7
Yokogawa Bridge Holdings Corp.	30,500	405,333	48.8
Yuasa Trading Co. Ltd.	9,400	233,969	28.2
Yurtec Corp.	44,600	213,472	25.7
Zenrin Co. Ltd.	11,200	65,924	7.9
Zuken, Inc.	15,600	351,641	42.4

		38,132,818

Jersey
Centamin PLC	736,312	748,530	90.2

Luxembourg
Millicom International Cellular SA, SDR	65,571	711,669	85.8
Perimeter Solutions SA	14,986	119,738	14.4
SES SA	89,993	638,316	76.9

		1,469,723

74	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Malta
Kambi Group PLC	4,728	$74,757	9.0%

Netherlands
AMG Advanced Metallurgical Group NV	1,428	44,615	5.4
Basic-Fit NV	4,874	122,756	14.8
Fugro NV	1,363	17,704	2.1
Koninklijke BAM Groep NV	5,327	11,626	1.4
Pharming Group NV	6,853	7,090	0.8
Shop Apotheke Europe NV	3,741	154,913	18.7
TomTom NV	37,826	295,688	35.6
uniQure NV	19,329	359,906	43.4
Wereldhave NV	8,059	98,696	11.9

		1,112,994

New Zealand
a2 Milk Co. Ltd.	25,218	84,956	10.2

Norway
Borregaard ASA	13,538	182,023	21.9
DNO ASA	230,523	299,849	36.1
Elkem ASA	28,996	96,332	11.6
Frontline Ltd.	5,121	63,998	7.7
Scatec ASA	43,450	307,784	37.1
Selvaag Bolig ASA	6,026	19,505	2.4
SpareBank 1 SMN	4,596	49,610	6.0
TGS ASA	11,606	158,014	19.0

		1,177,115

Portugal
Altri SGPS SA	36,040	200,550	24.2
Greenvolt-Energias Renovaveis SA	5,970	45,858	5.5
Navigator Co. SA	22,982	87,558	10.5
REN - Redes Energeticas Nacionais SGPS SA	248,155	642,279	77.4

		976,245

Puerto Rico
EVERTEC, Inc.	7,923	283,723	34.2

Singapore
AIMS APAC REIT	66,400	57,678	6.9
Ascendas India Trust	435,800	344,888	41.5
BW LPG Ltd.	4,888	39,548	4.8
ESR-REIT	24,300	5,833	0.7
Far East Hospitality Trust	145,000	58,864	7.1
First Resources Ltd.	144,200	151,501	18.2
Frasers Centrepoint Trust	95,400	140,200	16.9
Hour Glass Ltd.	45,000	62,039	7.5
IGG, Inc.	252,000	65,515	7.9
Kulicke & Soffa Industries, Inc.	375	15,728	1.9
Lendlease Global Commercial REIT	47,900	23,709	2.9
Parkway Life Real Estate Investment Trust	1,900	5,367	0.6
Raffles Medical Group Ltd.	15,000	14,093	1.7
Sasseur Real Estate Investment Trust	117,800	59,106	7.1
Sheng Siong Group Ltd.	138,900	153,196	18.5

		1,197,265

South Africa
Investec PLC	880	4,410	0.5

South Sandwich Islands
Balanced Commercial Property Trust Ltd.	153,394	146,886	17.7
UK Commercial Property REIT Ltd.	928,210	649,965	78.3

		796,851

Security	Shares	Value	% of Basket Value

Spain
Almirall SA	14,815	$138,038	16.6%
Cia de Distribucion Integral Logista Holdings SA	15,987	330,635	39.8
Ence Energia y Celulosa SA	79,648	272,783	32.9
Indra Sistemas SA	32,711	292,556	35.3
Laboratorios Farmaceuticos Rovi SA	3,530	160,552	19.3
Melia Hotels International SA	26,262	122,099	14.7
Miquel y Costas & Miquel SA	1	11	0.0
Sacyr SA	31,035	76,133	9.2
Unicaja Banco SA	132,211	117,204	14.1

		1,510,011

Sweden
AddTech AB, B Shares	29,141	352,120	42.4
AFRY AB	16,338	219,400	26.4
Arjo AB, B Shares	30,324	120,962	14.6
Betsson AB, Class B	18,403	133,831	16.1
Bilia AB, A Shares	4,287	45,409	5.5
Biotage AB	24,238	397,828	47.9
Bufab AB	1,747	33,018	4.0
Bure Equity AB	434	8,375	1.0
Cellavision AB	238	4,463	0.5
Corem Property Group AB, B Shares	27,855	17,340	2.1
Elekta AB, B Shares	39,110	198,787	23.9
Fabege AB	21,271	154,427	18.6
Fortnox AB	27,191	115,556	13.9
HMS Networks AB	2,892	74,407	9.0
Intrum AB	5,335	67,126	8.1
Loomis AB, Class B	301	8,428	1.0
MIPS AB	4,867	157,409	19.0
NCC AB, B Shares	6,077	50,636	6.1
Nolato AB, B Shares	14,863	62,690	7.6
Nyfosa AB	21,121	126,222	15.2
OX2 AB	11,340	78,240	9.4
Peab AB	24,259	125,871	15.2
Scandic Hotels Group AB	135,305	429,083	51.7
Sectra AB, B Shares	12,874	170,669	20.6
Troax Group AB	8,286	122,980	14.8

		3,275,277

Switzerland
Allreal Holding AG, Registered Shares, Registered Shares	488	69,904	8.4
Aryzta AG	467,783	479,524	57.8
Basilea Pharmaceutica AG, Registered Shares	2,042	93,930	11.3
Burckhardt Compression Holding AG	652	282,054	34.0
Burkhalter Holding AG	770	59,979	7.2
Comet Holding AG, Registered Shares	3,035	483,165	58.2
Ferrexpo PLC	9,486	11,126	1.3
Gurit Holding AG	1,220	112,721	13.6
Implenia AG, Registered Shares	2,156	80,939	9.7
Inficon Holding AG, Registered Shares	317	252,051	30.4
IWG PLC	166,093	251,057	30.2
Medartis Holding AG	636	49,423	6.0
Sensirion Holding AG	3,546	322,623	38.9
Stadler Rail AG	2,663	78,361	9.4
Sulzer AG, Registered Shares	3,248	216,624	26.1
Swissquote Group Holding SA, Registered Shares	663	78,533	9.5
u-Blox Holding AG	3,185	326,094	39.3
Ypsomed Holding AG, Registered Shares	2,009	323,116	38.9

		3,571,224

S C H E D U L E O F I N V E S T M E N T S	75

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Ukraine
Network International Holdings PLC	171,637	$639,708	77.1%

United Kingdom
AJ Bell PLC	3,033	11,281	1.4
Alliance Pharma PLC	5,033	3,580	0.4
Ascential PLC	54,253	119,495	14.4
Ashmore Group PLC	72,353	171,340	20.6
Babcock International Group PLC	4,758	15,029	1.8
Bank of Georgia Group PLC	12,751	310,735	37.4
Big Yellow Group PLC	7,882	101,422	12.2
Bodycote PLC	5,313	30,197	3.6
boohoo Group PLC	75,304	34,996	4.2
Bytes Technology Group PLC	85,949	354,050	42.7
Capital & Counties Properties PLC	68,664	84,335	10.2
Ceres Power Holdings PLC	24,160	90,918	10.9
Chemring Group PLC	42,074	145,855	17.6
Clarkson PLC	918	29,056	3.5
CLS Holdings PLC	67,621	110,975	13.4
Craneware PLC	1,242	26,350	3.2
CVS Group PLC	24,609	531,943	64.1
Diploma PLC	13,546	385,287	46.4
Dunelm Group PLC	36,224	360,166	43.4
EnQuest PLC	163,548	50,719	6.1
Fevertree Drinks PLC	45,202	494,133	59.5
Forterra PLC	7,089	17,763	2.1
Frontier Developments PLC	1,571	23,872	2.9
Gamma Communications PLC	3,166	38,762	4.7
Grainger PLC	21,243	55,301	6.7
Gulf Keystone Petroleum Ltd.	10,311	24,719	3.0
Hammerson PLC	357,202	78,309	9.4
Helical PLC	3,803	14,392	1.7
Hill & Smith Holdings PLC	12,104	136,823	16.5
Hunting PLC	53,825	165,118	19.9
Impax Asset Management Group PLC	6,560	50,322	6.1
Indivior PLC	62,537	1,184,559	142.7
IntegraFin Holdings PLC	31,956	92,351	11.1
JET2 PLC	13,909	135,649	16.3
Judges Scientific PLC	1,559	124,077	14.9
Jupiter Fund Management PLC	48,386	57,568	6.9
Kainos Group PLC	3,589	50,959	6.1
Lancashire Holdings Ltd.	4,922	27,933	3.4
Learning Technologies Group PLC	91,943	113,454	13.7
Luceco PLC	35,780	32,143	3.9
Luxfer Holdings PLC	1,798	26,017	3.1
Moneysupermarket.com Group PLC	64,268	135,188	16.3
Morgan Advanced Materials PLC	44,044	124,254	15.0
Morgan Sindall Group PLC	502	8,858	1.1
National Express Group PLC	177,530	344,144	41.5
Next Fifteen Communications Group PLC	15,711	158,192	19.1
OSB Group PLC	75,618	360,363	43.4
Pagegroup PLC	19,184	92,531	11.1
Paragon Banking Group PLC	57,280	280,244	33.8
Premier Foods PLC	7,903	9,389	1.1
PZ Cussons PLC	40,358	92,537	11.1
Restaurant Group PLC	518,523	189,049	22.8
RWS Holdings PLC	69,596	244,685	29.5
Safestore Holdings PLC	29,896	309,734	37.3
Shaftesbury PLC	22,276	93,548	11.3
SIG PLC	159,924	57,221	6.9
Smart Metering Systems PLC	45,108	378,662	45.6
Softcat PLC	26,593	341,679	41.2
Spire Healthcare Group PLC	23,680	58,825	7.1

Security	Shares	Value	% of Basket Value

United Kingdom (continued)
SThree PLC	51,254	$218,654	26.3%
Telecom Plus PLC	2,526	61,407	7.4
TP ICAP Group PLC	198,501	418,859	50.5
Trainline PLC	42,868	163,559	19.7
Tyman PLC	9,689	21,320	2.6
Vesuvius PLC	97,308	378,523	45.6
Vistry Group PLC	1,023	7,074	0.8
Watkin Jones PLC	11,666	12,522	1.5
WH Smith PLC	775	10,478	1.3
Wickes Group PLC	34,686	50,438	6.1
YouGov PLC	10,210	104,507	12.6

		10,638,397

United States
1-800-Flowers.com, Inc., Class A	24,999	182,243	22.0
1st Source Corp.	1,310	76,190	9.2
2U, Inc.	24,791	153,456	18.5
8x8, Inc.	140,520	594,400	71.6
A10 Networks, Inc.	10,068	169,142	20.4
ACADIA Pharmaceuticals, Inc.	18,457	295,866	35.6
Acadia Realty Trust	17,075	238,538	28.7
Accel Entertainment, Inc.	15,626	153,447	18.5
ACCO Brands Corp.	70,438	324,015	39.0
ACI Worldwide, Inc.	34,421	837,463	100.9
Adaptive Biotechnologies Corp.	10,374	80,710	9.7
Advanced Energy Industries, Inc.	128	10,067	1.2
AdvanSix, Inc.	2,736	99,536	12.0
AerSale Corp.	2,190	46,428	5.6
Agios Pharmaceuticals, Inc.	4,987	137,342	16.5
Alarm.com Holdings, Inc.	1,889	111,149	13.4
Alector, Inc.	41,956	385,995	46.5
Alexander & Baldwin, Inc.	5,652	110,101	13.3
Alignment Healthcare, Inc.	4,607	60,997	7.3
Allegiant Travel Co.	5,181	388,834	46.8
Allegro MicroSystems, Inc.	4,618	117,343	14.1
Allogene Therapeutics, Inc.	18,255	188,026	22.7
Alpha Metallurgical Resources, Inc.	1,132	191,138	23.0
Alto Ingredients, Inc.	6,845	28,270	3.4
Altra Industrial Motion Corp.	996	59,899	7.2
Amalgamated Financial Corp.	631	14,507	1.7
American Assets Trust, Inc.	11,592	318,548	38.4
American Axle & Manufacturing Holdings, Inc.	9,095	88,131	10.6
American Vanguard Corp.	8,097	188,417	22.7
American Woodmark Corp.	8,722	395,543	47.7
AMERISAFE, Inc.	2,894	169,039	20.4
Amneal Pharmaceuticals, Inc.	9,382	20,640	2.5
Amphastar Pharmaceuticals, Inc.	5,711	176,470	21.3
AnaptysBio, Inc.	1,857	53,574	6.5
Anika Therapeutics, Inc.	5,113	145,311	17.5
Apogee Enterprises, Inc.	1,571	72,077	8.7
Apollo Medical Holdings, Inc.	1,139	40,389	4.9
ArcBest Corp.	1,088	86,420	10.4
Archrock, Inc.	4,113	30,889	3.7
Arcus Biosciences, Inc.	7,877	200,706	24.2
Arlo Technologies, Inc.	3,718	19,148	2.3
Armada Hoffler Properties, Inc.	27,195	317,910	38.3
Artisan Partners Asset Management, Inc., Class A	7,302	208,180	25.1
Artivion, Inc.	3,921	43,758	5.3
Arvinas, Inc.	3,560	176,968	21.3
Aspen Aerogels, Inc.	797	10,106	1.2
Assetmark Financial Holdings, Inc.	28,352	587,170	70.7

76	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Associated Banc-Corp.	34,406	$837,786	100.9%
Assured Guaranty Ltd.	10,095	597,523	72.0
Astec Industries, Inc.	2,477	108,121	13.0
Atlantic Union Bankshares Corp.	4,103	141,718	17.1
AtriCure, Inc.	1,258	52,987	6.4
Avanos Medical, Inc.	13,028	288,570	34.8
Avid Bioservices, Inc.	465	7,877	0.9
AvidXchange Holdings, Inc.	920	8,372	1.0
Avient Corp.	12,683	437,437	52.7
Axcelis Technologies, Inc.	1,107	64,206	7.7
Axos Financial, Inc.	9,337	363,770	43.8
Badger Meter, Inc.	4,704	529,106	63.7
Bandwidth, Inc., Class A	17,604	208,959	25.2
Bar Harbor Bankshares	1,558	46,756	5.6
Berry Corp.	20,735	183,919	22.2
Big Lots, Inc.	1,164	21,965	2.6
BJ’s Restaurants, Inc.	12,132	398,536	48.0
Boise Cascade Co.	3,551	237,100	28.6
Bread Financial Holdings, Inc.	6,398	231,032	27.8
Bridgebio Pharma, Inc.	6,991	72,916	8.8
Brigham Minerals, Inc., Class A	11,805	365,955	44.1
Broadstone Net Lease, Inc.	3,660	62,732	7.6
Brookdale Senior Living, Inc.	69,404	310,236	37.4
Buckle, Inc.	9,053	356,054	42.9
Byline Bancorp, Inc.	8,839	204,358	24.6
Cal-Maine Foods, Inc.	1,827	103,244	12.4
Camden National Corp.	2,063	89,782	10.8
Cannae Holdings, Inc.	12,795	296,332	35.7
Capital City Bank Group, Inc.	18,836	667,171	80.4
Cara Therapeutics, Inc.	5,620	52,828	6.4
Cardiovascular Systems, Inc.	20,282	292,872	35.3
CareDx, Inc.	4,197	83,562	10.1
CareTrust REIT, Inc.	15,829	295,686	35.6
Cargurus, Inc.	19,632	285,842	34.4
Carriage Services, Inc.	9,521	232,408	28.0
Casa Systems, Inc.	7,973	25,115	3.0
Casella Waste Systems, Inc., Class A	2,417	197,735	23.8
Catalyst Pharmaceuticals, Inc.	12,240	169,769	20.5
Cavco Industries, Inc.	1,393	315,751	38.0
CBL & Associates Properties, Inc.	3,568	102,509	12.3
CBTX, Inc.	5,228	171,688	20.7
Central Garden & Pet Co., Class A	3,360	131,510	15.8
Century Aluminum Co.	6,045	43,584	5.2
Cerence, Inc.	12,781	219,833	26.5
Certara, Inc.	995	12,169	1.5
Cerus Corp.	9,508	34,799	4.2
CEVA, Inc.	1,831	50,645	6.1
Chase Corp.	1,135	106,928	12.9
Chatham Lodging Trust	26,157	339,256	40.9
Cheesecake Factory, Inc.	9,654	345,710	41.6
Chefs’ Warehouse, Inc.	3,275	119,963	14.5
Chegg, Inc.	23,601	509,074	61.3
Chico’s FAS, Inc.	27,600	162,288	19.6
Chimera Investment Corp.	30,892	208,521	25.1
Chuy’s Holdings, Inc.	6,045	177,118	21.3
Cinemark Holdings, Inc.	24,226	257,038	31.0
Clean Energy Fuels Corp.	34,124	228,972	27.6
Clear Channel Outdoor Holdings, Inc.	46,740	66,838	8.1
Clearwater Paper Corp.	3,239	144,071	17.4
Clearway Energy, Inc., Class A	9,211	297,792	35.9
CNO Financial Group, Inc.	33,821	746,091	89.9
Coca-Cola Consolidated, Inc.	621	302,433	36.4

Security	Shares	Value	% of Basket Value

United States (continued)
Codexis, Inc.	36,684	$206,164	24.8%
Coeur Mining, Inc.	64,669	244,449	29.4
Cogent Communications Holdings, Inc.	3,606	189,351	22.8
Coherus Biosciences, Inc.	36,366	316,384	38.1
Community Health Systems, Inc.	8,362	23,999	2.9
CommVault Systems, Inc.	16,336	994,699	119.8
Compass Minerals International, Inc.	1,830	72,358	8.7
ConnectOne Bancorp, Inc.	10,418	260,971	31.4
Corcept Therapeutics, Inc.	30,295	866,437	104.4
CoreCivic, Inc.	1,829	19,150	2.3
CorVel Corp.	214	35,141	4.2
CrossFirst Bankshares, Inc.	6,131	85,282	10.3
Dana, Inc.	3,491	55,716	6.7
Dave & Buster’s Entertainment, Inc.	6,875	273,969	33.0
Deciphera Pharmaceuticals, Inc.	7,229	117,254	14.1
Delek U.S. Holdings, Inc.	14,923	442,616	53.3
Deluxe Corp.	11,407	209,661	25.3
Denali Therapeutics, Inc.	1,383	39,664	4.8
DiamondRock Hospitality Co.	987	9,219	1.1
Dime Community Bancshares, Inc.	2,359	81,456	9.8
Diodes, Inc.	1,610	115,389	13.9
Diversified Healthcare Trust	38,287	52,070	6.3
Donegal Group, Inc., Class A	20,077	293,927	35.4
Dorian LPG Ltd.	9,027	163,118	19.7
Duckhorn Portfolio, Inc.	25,465	372,298	44.9
Ducommun, Inc.	3,095	146,115	17.6
DXP Enterprises, Inc.	8,913	255,001	30.7
Dyne Therapeutics, Inc.	11,002	125,423	15.1
Eagle Bulk Shipping, Inc.	2,668	129,078	15.6
Earthstone Energy, Inc., Class A	4,671	75,483	9.1
EchoStar Corp., Class A	18,509	349,265	42.1
Ecovyst, Inc.	42,285	420,736	50.7
Editas Medicine, Inc.	20,856	261,743	31.5
elf Beauty, Inc.	10,241	443,026	53.4
Emergent BioSolutions, Inc.	16,899	352,513	42.5
Enanta Pharmaceuticals, Inc.	5,174	233,399	28.1
Energy Recovery, Inc.	17,951	461,879	55.6
Ennis, Inc.	3,773	85,119	10.3
Enova International, Inc.	419	15,708	1.9
EnPro Industries, Inc.	459	48,884	5.9
EPR Properties	4,173	161,078	19.4
Essential Properties Realty Trust, Inc.	21,580	464,402	55.9
Ethan Allen Interiors, Inc.	16,788	429,605	51.8
Eventbrite, Inc., Class A	25,877	170,012	20.5
Everbridge, Inc.	6,031	188,951	22.8
Everi Holdings, Inc.	37,428	710,383	85.6
Evolent Health, Inc., Class A	941	29,933	3.6
EW Scripps Co., Class A	23,585	334,671	40.3
eXp World Holdings, Inc.	37,485	495,177	59.7
Exponent, Inc.	4,922	468,870	56.5
Farmland Partners, Inc.	6,891	96,543	11.6
Fate Therapeutics, Inc.	6,589	137,842	16.6
FB Financial Corp.	7,322	307,231	37.0
Federal Agricultural Mortgage Corp.	84	9,677	1.2
FibroGen, Inc.	29,002	472,153	56.9
First Advantage Corp.	9,565	134,388	16.2
First Bancshares, Inc.	19,548	640,002	77.1
First Busey Corp.	7,568	199,871	24.1
First Foundation, Inc.	32,183	513,641	61.9
First of Long Island Corp.	6,639	116,714	14.1
Flushing Financial Corp.	8,746	172,296	20.8
FormFactor, Inc.	2,730	55,173	6.6

S C H E D U L E O F I N V E S T M E N T S	77

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Forrester Research, Inc.	10,488	$443,852	53.5%
Forward Air Corp.	163	17,257	2.1
Franklin Covey Co.	4,280	216,568	26.1
Frontdoor, Inc.	2,725	60,114	7.2
Frontier Group Holdings, Inc.	6,696	87,785	10.6
FRP Holdings, Inc.	3,217	195,047	23.5
GATX Corp.	3,051	319,470	38.5
Genco Shipping & Trading Ltd.	3,094	41,460	5.0
Gibraltar Industries, Inc.	3,798	194,002	23.4
G-III Apparel Group Ltd.	5,657	110,311	13.3
Gladstone Land Corp.	4,840	98,494	11.9
Global Medical REIT, Inc.	809	7,394	0.9
GMS, Inc.	4,475	211,220	25.4
Gogo, Inc.	581	8,262	1.0
Golden Entertainment, Inc.	4,183	176,606	21.3
GoodRx Holdings, Inc., Class A	1,158	6,218	0.7
Goosehead Insurance, Inc., Class A	2,576	106,930	12.9
GoPro, Inc., Class A	76,278	415,715	50.1
Gossamer Bio, Inc.	10,803	119,913	14.4
Granite Construction, Inc.	5,278	178,027	21.4
Gray Television, Inc.	14,645	207,227	25.0
Group 1 Automotive, Inc.	2,408	416,584	50.2
Guess?, Inc.	10,377	176,201	21.2
Gulfport Energy Corp.	5,202	465,631	56.1
H&E Equipment Services, Inc.	16,066	606,652	73.1
Hackett Group, Inc.	6,488	141,698	17.1
Hain Celestial Group, Inc.	40,683	761,179	91.7
Hannon Armstrong Sustainable Infrastructure
Capital, Inc.	7,103	193,060	23.3
Harmony Biosciences Holdings, Inc.	8,501	442,052	53.3
Harsco Corp.	15,382	81,371	9.8
Haverty Furniture Cos., Inc.	14,458	384,294	46.3
Hawaiian Holdings, Inc.	26,462	381,847	46.0
Hawkins, Inc.	764	34,403	4.1
HealthStream, Inc.	810	20,007	2.4
Heartland Express, Inc.	2,369	35,251	4.2
Heartland Financial USA, Inc.	7,465	368,174	44.4
Hecla Mining Co.	67,830	309,983	37.3
Heidrick & Struggles International, Inc.	5,271	148,431	17.9
Helix Energy Solutions Group, Inc.	101,425	709,975	85.5
Herbalife Nutrition Ltd.	12,244	260,307	31.4
Heritage-Crystal Clean, Inc.	11,624	319,311	38.5
Heron Therapeutics, Inc.	35,996	138,585	16.7
Heska Corp.	1,584	113,668	13.7
Hilltop Holdings, Inc.	16,253	470,524	56.7
Holley, Inc.	25,099	99,894	12.0
Horizon Bancorp, Inc.	13,789	205,594	24.8
Howard Hughes Corp.	5,155	316,259	38.1
Hub Group, Inc., Class A	2,494	193,534	23.3
Hudson Pacific Properties, Inc.	12,442	137,360	16.5
I3 Verticals, Inc., Class A	3,718	80,904	9.7
IDT Corp., Class B	7,274	189,560	22.8
IGM Biosciences, Inc.	4,385	87,700	10.6
ImmunoGen, Inc.	8,706	51,714	6.2
Independent Bank Corp.	17,463	403,919	48.7
Industrial Logistics Properties Trust	14,641	68,520	8.3
Ingles Markets, Inc., Class A	207	19,535	2.4
Innoviva, Inc.	37,090	502,940	60.6
Inogen, Inc.	2,738	62,043	7.5
Insmed, Inc.	1,841	31,886	3.8
Insperity, Inc.	5,981	705,878	85.0
Installed Building Products, Inc.	1,906	163,916	19.7

Security	Shares	Value	% of Basket Value

United States (continued)
Intercept Pharmaceuticals, Inc.	22,042	$305,723	36.8%
InterDigital, Inc.	3,256	162,377	19.6
International Money Express, Inc.	11,582	313,061	37.7
International Seaways, Inc.	7,855	333,131	40.1
Ironwood Pharmaceuticals, Inc.	53,680	587,259	70.8
iStar, Inc.	5,191	54,402	6.6
Itron, Inc.	3,635	177,715	21.4
J & J Snack Foods Corp.	939	138,606	16.7
Jamf Holding Corp.	12,185	288,419	34.7
Janus International Group, Inc.	9,691	93,324	11.2
JetBlue Airways Corp.	96,905	779,116	93.9
Joint Corp.	2,917	48,189	5.8
Kadant, Inc.	247	43,954	5.3
Kaman Corp.	564	18,104	2.2
KAR Auction Services, Inc.	18,529	269,226	32.4
Karyopharm Therapeutics, Inc.	6,462	30,759	3.7
KB Home	2,329	67,122	8.1
Kearny Financial Corp.	15,891	161,135	19.4
Kemper Corp.	9,208	438,945	52.9
Kennametal, Inc.	5,701	152,274	18.3
Kforce, Inc.	7,126	450,862	54.3
Knowles Corp.	37,807	519,846	62.6
Kodiak Sciences, Inc.	2,527	18,144	2.2
Korn Ferry	681	37,857	4.6
Kratos Defense & Security Solutions, Inc.	4,208	46,625	5.6
Kyndryl Holdings, Inc.	9,303	89,960	10.8
Ladder Capital Corp.	4,211	44,931	5.4
Lakeland Bancorp, Inc.	18,898	352,448	42.5
Laureate Education, Inc.	14,596	184,493	22.2
LCI Industries	6,367	675,602	81.4
LeMaitre Vascular, Inc.	7,798	338,433	40.8
LendingTree, Inc.	11,563	291,734	35.1
LGI Homes, Inc.	1,776	163,481	19.7
Liberty Latin America Ltd.	5,384	41,941	5.1
Liberty Latin America Ltd., Class A	2,529	19,676	2.4
Liberty Media Corp.-Liberty Braves, Class A	1,680	53,575	6.5
Lions Gate Entertainment Corp., Class A	22,149	178,521	21.5
Lions Gate Entertainment Corp., Class B	12,286	93,251	11.2
Liquidity Services, Inc.	348	5,979	0.7
LivePerson, Inc.	35,429	374,485	45.1
LiveRamp Holdings, Inc.	1,630	29,927	3.6
LSB Industries, Inc.	27,486	484,578	58.4
Luther Burbank Corp.	18,855	238,139	28.7
M/I Homes, Inc.	9,330	387,102	46.6
Madison Square Garden Sports Corp.	1,129	176,813	21.3
Malibu Boats, Inc., Class A	18,081	956,485	115.2
Marcus & Millichap, Inc.	7,664	282,342	34.0
Marcus Corp.	30,583	459,968	55.4
MarineMax, Inc.	20,257	654,504	78.9
Marten Transport Ltd.	12,697	238,323	28.7
Masonite International Corp.	3,260	233,188	28.1
McGrath RentCorp	988	92,921	11.2
MDC Holdings, Inc.	7,523	229,151	27.6
Medifast, Inc.	659	77,096	9.3
Mercantile Bank Corp.	1,044	36,488	4.4
Merchants Bancorp	1,787	42,799	5.2
Mercury General Corp.	17,321	502,309	60.5
Merit Medical Systems, Inc.	7,133	490,536	59.1
Metropolitan Bank Holding Corp.	1,092	72,072	8.7
MFA Financial, Inc.	9,106	90,696	10.9
MGE Energy, Inc.	1,305	88,857	10.7
Midland States Bancorp, Inc.	38,295	1,073,792	129.4

78	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
MidWestOne Financial Group, Inc.	5,212	$175,123	21.1%
MillerKnoll, Inc.	4,111	87,071	10.5
Mister Car Wash, Inc.	31,104	274,648	33.1
Mitek Systems, Inc.	7,307	82,642	10.0
Model N, Inc.	19,146	727,548	87.7
Modine Manufacturing Co.	9,780	175,258	21.1
ModivCare, Inc.	2,323	225,889	27.2
Moelis & Co., Class A	6,482	275,226	33.2
Momentive Global, Inc.	8,845	68,637	8.3
Monarch Casino & Resort, Inc.	5,382	427,385	51.5
Monro, Inc.	10,873	519,186	62.5
MRC Global, Inc.	72,528	727,456	87.6
Mueller Industries, Inc.	3,056	191,428	23.1
Myers Industries, Inc.	2,511	50,948	6.1
Nabors Industries Ltd.	3,113	541,755	65.3
Napco Security Technologies, Inc.	5,033	143,038	17.2
National Beverage Corp.	8,740	414,451	49.9
National Research Corp.	215	8,757	1.1
Nektar Therapeutics	46,800	175,968	21.2
NeoGenomics, Inc.	7,217	54,885	6.6
NETGEAR, Inc.	9,343	183,590	22.1
Nevro Corp.	232	8,895	1.1
New York Mortgage Trust, Inc.	27,310	73,464	8.8
NexPoint Residential Trust, Inc.	18,547	845,743	101.9
NextGen Healthcare, Inc.	19,222	385,209	46.4
NMI Holdings, Inc., Class A	3,135	68,751	8.3
Northfield Bancorp, Inc.	2,381	38,191	4.6
Northwest Natural Holding Co.	1,476	70,981	8.6
Nurix Therapeutics, Inc.	430	5,474	0.7
NV5 Global, Inc.	159	23,047	2.8
Oceaneering International, Inc.	14,229	199,064	24.0
Old Second Bancorp, Inc.	34,080	545,280	65.7
Omega Flex, Inc.	58	5,475	0.7
Organogenesis Holdings, Inc.	7,774	25,499	3.1
Origin Bancorp, Inc.	17,420	719,969	86.7
Orthofix Medical, Inc.	7,643	122,747	14.8
Oscar Health, Inc., Class A	8,852	33,018	4.0
Overstock.com, Inc.	17,598	409,153	49.3
Ovintiv, Inc.	2,780	140,807	17.0
Oxford Industries, Inc.	1,298	132,046	15.9
Pacira BioSciences, Inc.	2,046	105,901	12.8
Pactiv Evergreen, Inc.	918	10,015	1.2
PagerDuty, Inc.	3,193	79,633	9.6
Palomar Holdings, Inc.	917	81,576	9.8
Par Pacific Holdings, Inc.	8,482	194,068	23.4
Patrick Industries, Inc.	2,482	113,452	13.7
Paya Holdings, Inc.	4,816	38,721	4.7
Pebblebrook Hotel Trust	68,306	1,095,628	132.0
PennyMac Financial Services, Inc.	4,113	219,305	26.4
Peoples Bancorp, Inc.	19,936	603,463	72.7
PetIQ, Inc.	6,963	57,236	6.9
PetMed Express, Inc.	1,861	39,677	4.8
PGT Innovations, Inc.	25,239	537,843	64.8
Photronics, Inc.	4,432	71,887	8.7
Phreesia, Inc.	4,097	111,930	13.5
Piper Sandler Cos	990	126,690	15.3
Plains GP Holdings LP, Class A	20,002	250,825	30.2
Playa Hotels & Resorts NV	11,630	71,757	8.6
PotlatchDeltic Corp.	5,851	260,311	31.4
PowerSchool Holdings, Inc., Class A	7,884	157,680	19.0
Premier Financial Corp.	16,673	481,016	58.0
Prestige Consumer Healthcare, Inc.	4,202	228,925	27.6

Security	Shares	Value	% of Basket Value

United States (continued)
Primerica, Inc.	722	$104,473	12.6%
Primoris Services Corp.	14,470	292,149	35.2
PROG Holdings, Inc.	5,018	82,897	10.0
ProPetro Holding Corp.	7,631	90,351	10.9
PROS Holdings, Inc.	6,643	165,743	20.0
Proto Labs, Inc.	4,030	153,906	18.5
Q2 Holdings, Inc.	13,225	410,504	49.5
Quaker Chemical Corp.	2,524	410,503	49.5
Quanex Building Products Corp.	2,973	65,882	7.9
QuinStreet, Inc.	26,538	302,799	36.5
Qurate Retail, Inc.	31,441	73,572	8.9
Rambus, Inc.	2,183	65,839	7.9
Ranpak Holdings Corp.	13,913	52,869	6.4
RE/MAX Holdings, Inc., Class A	6,712	130,616	15.7
Reata Pharmaceuticals, Inc., Class A	2,460	79,212	9.5
Redfin Corp.	13,796	66,359	8.0
Repay Holdings Corp.	4,895	29,811	3.6
Republic Bancorp, Inc., Class A	1,701	78,841	9.5
Revolve Group, Inc.	1,651	39,624	4.8
REX American Resources Corp.	1,800	53,982	6.5
Rigel Pharmaceuticals, Inc.	39,217	28,574	3.4
RLJ Lodging Trust	66,185	805,471	97.0
RMR Group, Inc., Class A	18,135	496,355	59.8
Rocket Pharmaceuticals, Inc.	13,069	243,868	29.4
RPT Realty	17,038	158,453	19.1
Rush Enterprises, Inc.	6,768	362,900	43.7
Rush Enterprises, Inc., Class A	9,952	496,505	59.8
Ruth’s Hospitality Group, Inc.	375	7,793	0.9
Sabra Health Care REIT, Inc.	35,750	488,345	58.8
Sabre Corp.	35,892	208,533	25.1
Safehold, Inc.	1,933	56,540	6.8
Sage Therapeutics, Inc.	3,716	139,945	16.9
Sana Biotechnology, Inc.	4,854	28,153	3.4
Sandy Spring Bancorp, Inc.	8,971	317,932	38.3
Sangamo Therapeutics, Inc.	34,132	149,839	18.1
ScanSource, Inc.	1,245	38,570	4.6
Schneider National, Inc.	10,781	239,769	28.9
Scholastic Corp.	4,914	187,420	22.6
Select Medical Holdings Corp.	11,028	283,199	34.1
Semtech Corp.	17,248	477,597	57.5
Sensient Technologies Corp.	4,673	333,933	40.2
Shake Shack, Inc., Class A	9,574	532,027	64.1
Shutterstock, Inc.	3,552	177,707	21.4
Shyft Group, Inc.	5,746	132,043	15.9
SIGA Technologies, Inc.	2,025	18,610	2.2
Simply Good Foods Co.	11,458	438,841	52.9
Simpson Manufacturing Co., Inc.	3,469	296,530	35.7
Simulations Plus, Inc.	4,450	184,675	22.2
SkyWest, Inc.	14,581	257,792	31.1
Sleep Number Corp.	1,280	35,507	4.3
SMART Global Holdings, Inc.	3,965	53,646	6.5
Sotera Health Co.	19,007	130,768	15.8
SP Plus Corp.	906	33,549	4.0
Spectrum Brands Holdings, Inc.	1,328	61,274	7.4
Sportsman’s Warehouse Holdings, Inc.	2,578	23,150	2.8
Sprouts Farmers Market, Inc.	13,220	389,990	47.0
Standard Motor Products, Inc.	2,946	111,742	13.5
Standex International Corp.	2,769	274,269	33.0
Steelcase, Inc., Class A	7,849	60,987	7.3
Steven Madden Ltd.	4,143	123,751	14.9
Stitch Fix, Inc., Class A	48,776	195,104	23.5
Stoke Therapeutics, Inc.	10,440	155,034	18.7

S C H E D U L E O F I N V E S T M E N T S	79

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Summit Hotel Properties, Inc.	11,477	$99,161	11.9%
Summit Materials, Inc., Class A	27,477	724,019	87.2
SunCoke Energy, Inc.	6,538	47,466	5.7
Sunnova Energy International, Inc.	20,267	375,750	45.3
Super Micro Computer, Inc.	979	68,129	8.2
Supernus Pharmaceuticals, Inc.	17,013	583,036	70.2
Surgery Partners, Inc.	4,086	111,098	13.4
Syndax Pharmaceuticals, Inc.	5,531	126,992	15.3
Tactile Systems Technology, Inc.	15,345	114,167	13.8
Tanger Factory Outlet Centers, Inc.	15,932	286,935	34.6
Taylor Morrison Home Corp.	9,244	243,487	29.3
TechTarget, Inc.	3,160	203,978	24.6
Texas Capital Bancshares, Inc.	4,505	270,300	32.6
TG Therapeutics, Inc.	4,699	27,348	3.3
Titan Machinery, Inc.	3,030	104,171	12.5
Tootsie Roll Industries, Inc.	5,006	202,192	24.4
TPI Composites, Inc.	1,231	12,261	1.5
Transocean Ltd.	204,009	750,753	90.4
Travere Therapeutics, Inc.	1,586	34,384	4.1
Tri Pointe Homes, Inc.	21,174	354,664	42.7
TriNet Group, Inc.	8,452	549,211	66.2
Trinity Industries, Inc.	14,814	422,643	50.9
Triumph Bancorp, Inc.	1,473	75,859	9.1
TrueBlue, Inc.	9,191	180,695	21.8
TrueCar, Inc.	6,260	11,268	1.4
Trupanion, Inc.	2,192	110,630	13.3
Turning Point Brands, Inc.	9,527	224,456	27.0
Tutor Perini Corp.	24,413	181,144	21.8
U.S. Cellular Corp.	31,964	996,318	120.0
U.S. Silica Holdings, Inc.	25,227	363,017	43.7
Under Armour, Inc.	1,481	9,715	1.2
United Fire Group, Inc.	17,609	477,204	57.5
Unitil Corp.	3,533	186,224	22.4
Univest Financial Corp.	13,069	367,762	44.3
Upland Software, Inc.	32,162	258,582	31.2
Upwork, Inc.	19,223	258,549	31.1
Urban Edge Properties	12,890	182,007	21.9
Urban Outfitters, Inc.	4,900	116,914	14.1
USANA Health Sciences, Inc.	3,125	164,094	19.8
V2X, Inc.	6,982	286,192	34.5
Vanda Pharmaceuticals, Inc.	24,155	252,903	30.5
Varex Imaging Corp.	6,725	148,690	17.9
Vector Group Ltd.	7,594	80,648	9.7
Veeco Instruments, Inc.	8,430	153,679	18.5
Verint Systems, Inc.	9,169	324,858	39.1
Veritex Holdings, Inc.	12,337	389,602	46.9
Vertex, Inc., Class A	6,175	111,273	13.4
Viavi Solutions, Inc.	12,024	181,562	21.9
Vicor Corp.	458	21,879	2.6
Victory Capital Holdings, Inc., Class A	10,046	290,530	35.0
ViewRay, Inc.	8,106	34,775	4.2
Vishay Intertechnology, Inc.	25,718	537,763	64.8
Walker & Dunlop, Inc.	2,278	204,929	24.7
Warrior Met Coal, Inc.	2,023	75,134	9.1
Washington Federal, Inc.	345	13,352	1.6
Watts Water Technologies, Inc., Class A	398	58,251	7.0
Weis Markets, Inc.	1,895	177,505	21.4
Winmark Corp.	1,669	419,987	50.6
World Fuel Services Corp.	348	8,871	1.1
Xencor, Inc.	6,069	169,932	20.5
Xerox Holdings Corp.	26,172	382,896	46.1

Security	Shares	Value	% of Basket Value

United States (continued)
Xometry, Inc., Class A	1,187	$71,291	8.6%
Xperi, Inc.	1	17	0.0
Yelp, Inc.	9,090	349,147	42.1
Yext, Inc.	44,833	238,512	28.7
Zeta Global Holdings Corp., Class A	25,599	213,496	25.7
ZipRecruiter, Inc., Class A	21,349	358,023	43.1
Zumiez, Inc.	3,080	69,084	8.3
Zuora, Inc., Class A	71,909	552,980	66.6

		108,949,335

Preferred Stocks

Germany
Schaeffler AG	78,278	402,214	48.4

Total Reference Entity — Long		206,295,848

Reference Entity — Short

Common Stocks

Australia
AUB Group Ltd.	(638)	(8,442)	(1.0)
Aussie Broadband Ltd.	(5,487)	(8,202)	(1.0)
Austal Ltd.	(43,217)	(68,808)	(8.3)
Australian Clinical Labs Ltd.	(10,194)	(22,064)	(2.7)
Bapcor Ltd.	(2,780)	(11,756)	(1.4)
Bega Cheese Ltd.	(157,237)	(322,935)	(38.9)
Bellevue Gold Ltd.	(181,880)	(85,857)	(10.3)
Brickworks Ltd.	(12,694)	(179,730)	(21.7)
BWP Trust	(10,115)	(26,459)	(3.2)
Centuria Capital Group	(85,838)	(92,496)	(11.1)
Centuria Industrial REIT	(29,691)	(57,700)	(7.0)
Charter Hall Long Wale REIT	(30,825)	(85,950)	(10.4)
City Chic Collective Ltd.	(9,679)	(8,051)	(1.0)
Core Lithium Ltd.	(38,317)	(33,878)	(4.1)
Corporate Travel Management Ltd.	(3,019)	(33,706)	(4.1)
Cromwell Property Group	(1,176,970)	(527,852)	(63.6)
Dicker Data Ltd.	(3,531)	(24,336)	(2.9)
Elders Ltd.	(20,113)	(167,688)	(20.2)
EML Payments Ltd.	(13,487)	(3,477)	(0.4)
G8 Education Ltd.	(156,544)	(96,633)	(11.6)
Grange Resources Ltd.	(744)	(295)	(0.0)
GUD Holdings Ltd.	(26,118)	(134,339)	(16.2)
Hansen Technologies Ltd.	(20,544)	(64,696)	(7.8)
Healius Ltd.	(121,039)	(265,150)	(31.9)
HomeCo Daily Needs REIT	(91,932)	(75,225)	(9.1)
HUB24 Ltd.	(4,782)	(77,537)	(9.3)
Imugene Ltd.	(1,689,376)	(188,339)	(22.7)
Ingenia Communities Group	(2,974)	(7,463)	(0.9)
Inghams Group Ltd.	(441,802)	(714,758)	(86.1)
Integral Diagnostics Ltd.	(4,946)	(8,318)	(1.0)
InvoCare Ltd.	(97,080)	(634,862)	(76.5)
IPH Ltd.	(18,760)	(119,310)	(14.4)
IRESS Ltd.	(89,541)	(581,185)	(70.0)
Karoon Energy Ltd.	(340,542)	(463,071)	(55.8)
Kelsian Group Ltd.	(56,377)	(168,720)	(20.3)
Link Administration Holdings Ltd.	(28,897)	(63,195)	(7.6)
Mayne Pharma Group Ltd.	(32,773)	(5,661)	(0.7)
Megaport Ltd.	(8,067)	(31,292)	(3.8)
nib holdings Ltd.	(48,510)	(207,577)	(25.0)
OceanaGold Corp.	(153,228)	(222,697)	(26.8)
Omni Bridgeway Ltd.	(92,238)	(265,551)	(32.0)
Pact Group Holdings Ltd.	(12,956)	(11,886)	(1.4)
Paladin Energy Ltd.	(784,018)	(424,460)	(51.1)

80	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Australia (continued)
Perseus Mining Ltd.	(55,283)	$(64,388)	(7.8)%
PointsBet Holdings, Ltd.	(203,975)	(265,488)	(32.0)
Regis Resources Ltd.	(75,215)	(73,336)	(8.8)
Sayona Mining Ltd.	(1,593,034)	(239,291)	(28.8)
Select Harvests Ltd.	(19,120)	(64,872)	(7.8)
Sigma Healthcare Ltd.	(274,831)	(111,370)	(13.4)
SolGold PLC	(470,494)	(86,330)	(10.4)
Super Retail Group Ltd.	(39,162)	(257,498)	(31.0)
Tassal Group Ltd.	(31,700)	(105,262)	(12.7)
Telix Pharmaceuticals Ltd.	(28,466)	(126,186)	(15.2)
United Malt Group Ltd.	(121,227)	(241,198)	(29.1)
Vulcan Steel Ltd.	(987)	(4,736)	(0.6)
West African Resources Ltd.	(240,422)	(159,192)	(19.2)
Westgold Resources Ltd.	(91,601)	(42,784)	(5.2)

		(8,443,538)

Austria
FACC AG	(32,072)	(206,018)	(24.8)
Immofinanz AG	(34,134)	(0)	0.0
Rhi Magnesita NV	(1,945)	(41,343)	(5.0)
Semperit AG Holding	(9,711)	(192,014)	(23.1)
Strabag SE	(382)	(14,666)	(1.8)

		(454,041)

Bahamas
OneSpaWorld Holdings Ltd.	(4,001)	(36,289)	(4.4)

Belgium
Biocartis NV	(21)	(25)	(0.0)
bpost SA	(75,359)	(372,506)	(44.9)
Cofinimmo SA	(4,128)	(342,357)	(41.2)
Fagron	(4,713)	(58,673)	(7.1)
Gimv NV	(7,846)	(334,975)	(40.4)
KBC Ancora	(7,011)	(249,226)	(30.0)
Kinepolis Group NV	(4,893)	(184,450)	(22.2)
Telenet Group Holding NV	(3,848)	(58,668)	(7.1)
Tessenderlo Group SA	(244)	(7,396)	(0.9)
VGP NV	(748)	(56,717)	(6.8)
X-Fab Silicon Foundries SE	(923)	(4,778)	(0.6)

		(1,669,771)

Bermuda
Enstar Group Ltd.	(627)	(125,726)	(15.2)

Canada
Absolute Software Corp.	(4,474)	(53,727)	(6.5)
Ag Growth International, Inc.	(6,075)	(155,626)	(18.7)
Algoma Steel Group, Inc.	(11,739)	(79,532)	(9.6)
Allied Properties Real Estate Investment Trust	(6,425)	(124,458)	(15.0)
Altus Group Ltd.	(1,189)	(42,250)	(5.1)
Badger Infrastructure Solutions Ltd.	(730)	(15,421)	(1.9)
BELLUS Health, Inc.	(2,726)	(25,292)	(3.0)
Brookfield Asset Management Reinsurance
Partners Ltd., Class A	(1,656)	(65,457)	(7.9)
Cascades, Inc.	(952)	(6,177)	(0.7)
Choice Properties Real Estate Investment Trust	(59,780)	(574,390)	(69.2)
City Office REIT, Inc.	(2,274)	(24,150)	(2.9)
Cogeco Communications, Inc.	(1,444)	(73,644)	(8.9)
Cogeco, Inc.	(4,055)	(172,695)	(20.8)
Converge Technology Solutions Corp.	(41,673)	(170,687)	(20.6)
Denison Mines Corp.	(91,178)	(115,115)	(13.9)
Dye & Durham Ltd.	(19,053)	(210,760)	(25.4)
Equinox Gold Corp.	(113,955)	(375,570)	(45.2)

Security	Shares	Value	% of Basket Value

Canada (continued)
ERO Copper Corp.	(19,874)	$(226,260)	(27.3)%
Fiera Capital Corp.	(4,498)	(28,625)	(3.4)
Frontera Energy Corp.	(6,037)	(50,517)	(6.1)
Hardwoods Distribution, Inc.	(11,090)	(203,753)	(24.5)
Interfor Corp.	(1,822)	(32,365)	(3.9)
Lassonde Industries, Inc., Class A	(53)	(4,575)	(0.6)
Lundin Gold, Inc.	(2,858)	(20,643)	(2.5)
Maple Leaf Foods, Inc.	(34,312)	(508,503)	(61.3)
Martinrea International, Inc.	(7,928)	(50,803)	(6.1)
Mercer International, Inc.	(12,383)	(166,180)	(20.0)
Minto Apartment Real Estate Investment Trust	(23,096)	(225,984)	(27.2)
New Gold, Inc.	(375,384)	(338,916)	(40.8)
North West Co., Inc.	(4,259)	(110,824)	(13.4)
NorthWest Healthcare Properties Real Estate
Investment Trust	(2,802)	(22,089)	(2.7)
Obsidian Energy Ltd.	(990)	(9,004)	(1.1)
Orla Mining Ltd.	(17,222)	(54,358)	(6.5)
Pipestone Energy Corp.	(7,557)	(22,798)	(2.7)
Pollard Banknote Ltd.	(7,921)	(97,156)	(11.7)
Premium Brands Holdings Corp.	(7,647)	(451,125)	(54.4)
Primaris Real Estate Investment Trust	(10,046)	(103,458)	(12.5)
Seabridge Gold, Inc.	(584)	(6,237)	(0.8)
Sierra Wireless, Inc.	(7,321)	(217,478)	(26.2)
SilverCrest Metals, Inc.	(27,548)	(138,109)	(16.6)
Skeena Resources Ltd.	(9,840)	(44,348)	(5.3)
Spartan Delta Corp.	(4,978)	(45,821)	(5.5)
Stella-Jones, Inc.	(13,748)	(414,050)	(49.9)
Summit Industrial Income REIT	(4,097)	(52,357)	(6.3)
Superior Plus Corp.	(43,629)	(331,777)	(40.0)
Transcontinental, Inc., Class A	(1,037)	(11,836)	(1.4)
Uni-Select, Inc.	(9,464)	(256,685)	(30.9)
Wesdome Gold Mines Ltd.	(5,406)	(32,420)	(3.9)
Winpak Ltd.	(1,753)	(53,426)	(6.4)
Xenon Pharmaceuticals, Inc.	(4,056)	(148,328)	(17.9)

		(6,765,759)

Cayman Islands
Theravance Biopharma, Inc.	(5,083)	(50,677)	(6.1)

China
E-Commodities Holdings Ltd.	(118,000)	(15,628)	(1.9)
Fosun Tourism Group	(160,200)	(139,945)	(16.8)

		(155,573)

Costa Rica
Establishment Labs Holdings, Inc.	(3,325)	(187,497)	(22.6)

Cyprus
Atalaya Mining PLC	(1,386)	(4,387)	(0.5)

Denmark
NTG Nordic Transport Group A/S	(3,288)	(106,651)	(12.9)

Finland
Aktia Bank OYJ	(9,113)	(90,600)	(10.9)
Kamux Corp.	(16,162)	(78,167)	(9.4)
Kemira OYJ	(14,058)	(185,627)	(22.4)
Metsa Board OYJ, Class B	(37,828)	(284,558)	(34.3)
Puuilo OYJ	(17,825)	(89,840)	(10.8)
Remedy Entertainment OYJ	(2,911)	(54,616)	(6.6)
Sanoma OYJ	(16,182)	(189,433)	(22.8)

S C H E D U L E O F I N V E S T M E N T S	81

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Finland (continued)
Spinnova OYJ	(1,870)	$(7,292)	(0.9)%
Tokmanni Group Corp.	(15,318)	(185,212)	(22.3)

		(1,165,345)

France
ABC arbitrage	(7,452)	(48,163)	(5.8)
Altarea SCA	(1,823)	(242,845)	(29.3)
Antin Infrastructure Partners SA	(8,465)	(184,209)	(22.2)
Aramis Group SAS	(23,773)	(109,178)	(13.1)
Boiron SA	(145)	(6,620)	(0.8)
CGG SA	(21,779)	(18,501)	(2.2)
Chargeurs SA	(2,452)	(32,411)	(3.9)
Cie Plastic Omnium SA	(4,955)	(69,429)	(8.4)
Derichebourg SA	(11,769)	(51,392)	(6.2)
Elis SA	(12,137)	(138,992)	(16.7)
Fnac Darty SA	(2,415)	(74,607)	(9.0)
IPSOS	(2,415)	(116,903)	(14.1)
LNA Sante SA	(215)	(6,268)	(0.8)
Maisons du Monde SA	(5,549)	(54,393)	(6.5)
Mercialys SA	(23,227)	(201,130)	(24.2)
Quadient SA	(1,895)	(26,661)	(3.2)
Societe BIC SA	(5,296)	(304,023)	(36.6)
Sopra Steria Group SACA	(2,080)	(275,314)	(33.2)
Trigano SA	(1,483)	(151,796)	(18.3)
Verallia SA	(19,359)	(548,535)	(66.1)
Virbac SA	(972)	(238,187)	(28.7)

		(2,899,557)

Germany
About You Holding SE	(2,018)	(9,853)	(1.2)
AURELIUS Equity Opportunities SE & Co. KGaA	(1,120)	(23,681)	(2.9)
BayWa AG	(5,745)	(259,236)	(31.2)
Bike24 Holding AG	(136)	(394)	(0.0)
CECONOMY AG	(21,772)	(35,432)	(4.3)
Cewe Stiftung & Co. KGAA	(1,528)	(119,691)	(14.4)
CompuGroup Medical SE & Co. KgaA	(1,280)	(40,440)	(4.9)
Energiekontor AG	(596)	(52,923)	(6.4)
Grand City Properties SA	(9,332)	(90,778)	(10.9)
Hamborner REIT AG	(15,532)	(110,805)	(13.3)
Hamburger Hafen und Logistik AG	(2,911)	(34,095)	(4.1)
Indus Holding AG	(2,821)	(55,667)	(6.7)
Instone Real Estate Group AG	(6,345)	(46,183)	(5.6)
Jenoptik AG	(9,870)	(216,381)	(26.1)
JOST Werke AG	(2,059)	(87,868)	(10.6)
Kloeckner & Co. SE	(17,166)	(134,533)	(16.2)
Medios AG	(4,469)	(82,500)	(9.9)
OHB SE	(181)	(5,078)	(0.6)
PATRIZIA SE	(13,158)	(96,573)	(11.6)
PNE AG	(13,331)	(253,715)	(30.6)
Salzgitter AG	(4,297)	(96,032)	(11.6)
SGL Carbon SE	(26,807)	(190,138)	(22.9)
Stroeer SE & Co. KGaA	(9,006)	(367,165)	(44.2)
Suedzucker AG	(14,777)	(188,317)	(22.7)
Synlab AG	(11,151)	(143,581)	(17.3)
Takkt AG	(16,266)	(210,662)	(25.4)
Vossloh AG	(200)	(7,177)	(0.9)
Wuestenrot & Wuerttembergische AG	(4,652)	(65,633)	(7.9)

		(3,024,531)

Hong Kong
CK Life Sciences Int’l Holdings, Inc.	(486,000)	(36,505)	(4.4)
Fortune Real Estate Investment Trust	(334,000)	(213,197)	(25.7)

Security	Shares	Value	% of Basket Value

Hong Kong (continued)
Lifestyle International Holdings Ltd.	(18,000)	$(10,673)	(1.3)%
Pacific Textiles Holdings Ltd.	(40,000)	(11,927)	(1.4)
Prosperity REIT	(692,000)	(146,369)	(17.6)
Sun Hung Kai & Co. Ltd.	(34,000)	(11,873)	(1.4)
SUNeVision Holdings Ltd.	(160,000)	(84,762)	(10.2)
Theme International Holdings Ltd.	(130,000)	(12,412)	(1.5)
Viva China Holdings Ltd.	(104,000)	(12,989)	(1.6)

		(540,707)

Ireland
C&C Group PLC	(285,731)	(536,110)	(64.6)
Cairn Homes PLC	(80,431)	(77,872)	(9.4)
COSMO Pharmaceuticals NV	(2,931)	(171,168)	(20.6)
Greencore Group PLC	(367,230)	(282,163)	(34.0)
Irish Residential Properties REIT PLC	(46,003)	(49,736)	(6.0)

		(1,117,049)

Israel
Camtek Ltd.	(2,148)	(48,449)	(5.8)
Innovid Corp.	(7,537)	(28,188)	(3.4)
Isracard Ltd.	(6,206)	(18,350)	(2.2)
Ituran Location and Control Ltd.	(3,451)	(82,755)	(10.0)
JFrog Ltd.	(585)	(14,859)	(1.8)
Perion Network Ltd.	(4,089)	(93,796)	(11.3)
RADA Electronic Industries Ltd.	(12,234)	(140,691)	(17.0)
Taro Pharmaceutical Industries Ltd.	(2,004)	(59,980)	(7.2)

		(487,068)

Italy
Ariston Holding NV	(2,749)	(23,468)	(2.8)
Carel Industries SpA	(504)	(10,977)	(1.3)
doValue SpA	(5,973)	(34,402)	(4.2)
Enav SpA	(8,219)	(31,783)	(3.8)
Fila SpA	(9,028)	(61,547)	(7.4)
Gruppo MutuiOnline SpA	(803)	(17,761)	(2.1)
GVS SpA	(4,019)	(20,619)	(2.5)
Illimity Bank SpA	(7,048)	(47,932)	(5.8)
Immobiliare Grande Distribuzione SIIQ SpA	(1,750)	(5,041)	(0.6)
Italmobiliare SpA	(263)	(6,723)	(0.8)
MFE-MediaForEurope NV, Class A	(375,795)	(131,830)	(15.9)
RAI Way SpA	(18,885)	(90,468)	(10.9)
Technogym SpA	(25,044)	(172,178)	(20.7)
Tod’s SpA	(522)	(16,290)	(2.0)

		(671,019)

Japan
ADEKA Corp.	(13,000)	(194,355)	(23.4)
Aeon Hokkaido Corp.	(5,700)	(45,037)	(5.4)
Aichi Corp.	(5,400)	(28,672)	(3.5)
Aiful Corp.	(242,300)	(659,919)	(79.5)
Airtrip Corp.	(8,800)	(146,746)	(17.7)
Alpen Co. Ltd.	(1,500)	(20,386)	(2.5)
Alpha Systems, Inc.	(3,600)	(103,908)	(12.5)
Appier Group, Inc.	(26,500)	(253,016)	(30.5)
Arcland Corp.	(56,000)	(555,422)	(66.9)
ARTERIA Networks Corp.	(13,900)	(112,238)	(13.5)
Asahi Holdings, Inc.	(19,600)	(249,965)	(30.1)
Atom Corp.	(45,800)	(243,321)	(29.3)
Awa Bank Ltd.	(26,500)	(333,127)	(40.1)
Axial Retailing, Inc.	(1,800)	(40,990)	(4.9)
Bushiroad, Inc.	(2,000)	(11,955)	(1.4)
C Uyemura & Co. Ltd.	(100)	(4,574)	(0.5)
Cawachi Ltd.	(1,300)	(17,992)	(2.2)

82	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
CellSource Co. Ltd.	(1,000)	$(29,494)	(3.6)%
Central Glass Co. Ltd.	(11,700)	(276,268)	(33.3)
Chofu Seisakusho Co. Ltd.	(2,900)	(39,604)	(4.8)
Citizen Watch Co. Ltd.	(11,800)	(49,557)	(6.0)
COLOPL, Inc.	(91,100)	(429,090)	(51.7)
Colowide Co. Ltd.	(16,500)	(202,473)	(24.4)
Comforia Residential REIT, Inc.	(50)	(106,147)	(12.8)
CONEXIO Corp.	(6,400)	(48,984)	(5.9)
Create Restaurants Holdings, Inc.	(39,600)	(249,969)	(30.1)
Cybozu, Inc.	(4,300)	(54,937)	(6.6)
Daiho Corp.	(2,300)	(65,224)	(7.9)
Daiki Aluminium Industry Co. Ltd.	(57,600)	(495,968)	(59.8)
Daishi Hokuetsu Financial Group, Inc.	(35,600)	(628,737)	(75.7)
Daiwabo Holdings Co. Ltd.	(15,100)	(194,840)	(23.5)
DCM Holdings Co. Ltd.	(3,300)	(25,713)	(3.1)
DTS Corp.	(9,500)	(225,859)	(27.2)
Duskin Co. Ltd.	(19,100)	(366,252)	(44.1)
DyDo Group Holdings, Inc.	(1,700)	(51,874)	(6.2)
eRex Co. Ltd.	(20,900)	(353,699)	(42.6)
ES-Con Japan Ltd.	(4,300)	(23,434)	(2.8)
Exedy Corp.	(20,000)	(234,468)	(28.2)
Fuji Soft, Inc.	(2,900)	(157,767)	(19.0)
Fujicco Co. Ltd.	(4,600)	(58,824)	(7.1)
Fujio Food Group, Inc.	(28,500)	(267,650)	(32.2)
Fujitec Co. Ltd.	(36,000)	(715,082)	(86.1)
Fukushima Galilei Co. Ltd.	(2,800)	(77,001)	(9.3)
Fukuyama Transporting Co. Ltd.	(400)	(8,727)	(1.0)
GLOBERIDE, Inc.	(19,900)	(311,037)	(37.5)
Glory Ltd.	(48,900)	(753,971)	(90.8)
GMO Financial Holdings, Inc.	(42,100)	(161,701)	(19.5)
GMO GlobalSign Holdings KK	(300)	(9,325)	(1.1)
GNI Group Ltd.	(15,400)	(146,589)	(17.7)
G-Tekt Corp.	(4,900)	(43,801)	(5.3)
Hankyu Hanshin REIT, Inc.	(130)	(134,951)	(16.3)
Hanwa Co. Ltd.	(1,500)	(36,276)	(4.4)
Hioki EE Corp.	(200)	(9,547)	(1.1)
Hirata Corp.	(6,300)	(184,297)	(22.2)
HIS Co. Ltd.	(17,600)	(243,850)	(29.4)
Hogy Medical Co. Ltd.	(5,100)	(113,113)	(13.6)
Hokkoku Financial Holdings, Inc.	(6,300)	(192,364)	(23.2)
Hokuetsu Corp.	(38,000)	(197,123)	(23.7)
Hokuhoku Financial Group, Inc.	(25,400)	(152,597)	(18.4)
Hokuto Corp.	(29,300)	(378,192)	(45.6)
Hosiden Corp.	(17,700)	(186,697)	(22.5)
Hyakugo Bank Ltd.	(119,000)	(263,415)	(31.7)
Ichibanya Co. Ltd.	(2,100)	(64,798)	(7.8)
Idec Corp.	(2,200)	(47,121)	(5.7)
Inaba Denki Sangyo Co. Ltd.	(4,400)	(82,134)	(9.9)
Inageya Co. Ltd.	(3,000)	(22,719)	(2.7)
IR Japan Holdings Ltd.	(4,400)	(64,334)	(7.7)
Iriso Electronics Co. Ltd.	(1,900)	(55,047)	(6.6)
Itochu Advance Logistics Investment Corp.	(151)	(147,668)	(17.8)
Itochu-Shokuhin Co. Ltd.	(1,000)	(32,808)	(4.0)
Japan Display, Inc.	(412,800)	(138,220)	(16.6)
Japan Elevator Service Holdings Co. Ltd.	(5,600)	(66,055)	(8.0)
Japan Material Co. Ltd.	(8,900)	(117,174)	(14.1)
J-Oil Mills, Inc.	(10,800)	(114,877)	(13.8)
Kameda Seika Co. Ltd.	(1,500)	(46,350)	(5.6)
Kanto Denka Kogyo Co. Ltd.	(36,700)	(234,107)	(28.2)
Kappa Create Co. Ltd.	(6,600)	(62,353)	(7.5)
Katakura Industries Co. Ltd.	(30,700)	(420,042)	(50.6)
Keiyo Bank Ltd.	(19,900)	(69,899)	(8.4)

Security	Shares	Value	% of Basket Value

Japan (continued)
KH Neochem Co. Ltd.	(9,900)	$(168,977)	(20.4)%
Kisoji Co. Ltd.	(8,400)	(124,286)	(15.0)
Kiyo Bank Ltd.	(45,700)	(440,090)	(53.0)
Koa Corp.	(21,400)	(308,212)	(37.1)
Kohnan Shoji Co. Ltd.	(11,800)	(247,069)	(29.8)
Komeri Co. Ltd.	(13,700)	(239,010)	(28.8)
Konishi Co. Ltd.	(9,400)	(109,806)	(13.2)
Kureha Corp.	(6,100)	(391,678)	(47.2)
KYB Corp.	(19,000)	(415,643)	(50.1)
KYORIN Holdings, Inc.	(30,900)	(382,354)	(46.1)
Kyoritsu Maintenance Co. Ltd.	(8,100)	(333,687)	(40.2)
Leopalace21 Corp.	(141,500)	(269,250)	(32.4)
LITALICO, Inc.	(900)	(19,019)	(2.3)
Macnica Holdings, Inc.	(5,800)	(116,006)	(14.0)
Management Solutions Co. Ltd.	(6,400)	(126,154)	(15.2)
Maruha Nichiro Corp.	(21,900)	(337,693)	(40.7)
Maruwa Co. Ltd/Aichi	(3,100)	(364,224)	(43.9)
Medley, Inc.	(500)	(12,124)	(1.5)
MedPeer, Inc.	(32,100)	(329,904)	(39.7)
Meiko Electronics Co. Ltd.	(5,200)	(92,184)	(11.1)
Micronics Japan Co. Ltd.	(9,400)	(86,900)	(10.5)
Mitani Sekisan Co. Ltd.	(4,400)	(113,121)	(13.6)
Mitsubishi Estate Logistics REIT Investment Corp.	(145)	(429,154)	(51.7)
Mitsuuroko Group Holdings Co. Ltd.	(12,000)	(82,609)	(10.0)
Mizuno Corp.	(2,900)	(49,648)	(6.0)
Modec, Inc.	(9,400)	(102,292)	(12.3)
Mori Trust Hotel Reit, Inc.	(46)	(43,638)	(5.3)
Musashi Seimitsu Industry Co. Ltd.	(3,600)	(41,548)	(5.0)
Musashino Bank Ltd.	(6,400)	(73,907)	(8.9)
Nafco Co. Ltd.	(2,600)	(27,578)	(3.3)
Nagawa Co. Ltd.	(5,400)	(269,513)	(32.5)
Nanto Bank Ltd.	(13,300)	(190,581)	(23.0)
Nichias Corp.	(500)	(7,714)	(0.9)
Nippon Carbon Co. Ltd.	(24,600)	(696,366)	(83.9)
Nippon Steel Trading Corp.	(6,000)	(206,442)	(24.9)
Nishi-Nippon Financial Holdings, Inc.	(44,800)	(228,489)	(27.5)
Nishio Rent All Co. Ltd.	(400)	(8,043)	(1.0)
Nissha Co. Ltd.	(35,000)	(412,068)	(49.6)
Nojima Corp.	(14,200)	(118,262)	(14.2)
Noritsu Koki Co. Ltd.	(5,700)	(102,614)	(12.4)
Noritz Corp.	(11,900)	(122,148)	(14.7)
North Pacific Bank Ltd.	(98,100)	(155,827)	(18.8)
NS United Kaiun Kaisha Ltd.	(8,500)	(211,550)	(25.5)
Ogaki Kyoritsu Bank Ltd.	(15,100)	(178,260)	(21.5)
Ohsho Food Service Corp.	(2,300)	(98,068)	(11.8)
Oisix ra daichi, Inc.	(31,100)	(350,835)	(42.3)
Okasan Securities Group, Inc.	(18,200)	(43,291)	(5.2)
Okinawa Financial Group, Inc.	(6,800)	(94,175)	(11.3)
One REIT, Inc.	(244)	(406,648)	(49.0)
Open Door, Inc.	(19,700)	(236,108)	(28.4)
Optorun Co. Ltd.	(7,900)	(112,177)	(13.5)
Organo Corp.	(4,800)	(82,817)	(10.0)
Osaka Soda Co. Ltd.	(3,100)	(75,342)	(9.1)
Pacific Metals Co. Ltd.	(4,700)	(58,048)	(7.0)
PAL GROUP Holdings Co. Ltd.	(13,400)	(191,343)	(23.1)
Paramount Bed Holdings Co. Ltd.	(3,300)	(58,746)	(7.1)
Pasona Group, Inc.	(7,600)	(104,542)	(12.6)
Pharma Foods International Co. Ltd.	(45,100)	(398,692)	(48.0)
Pilot Corp.	(8,200)	(318,810)	(38.4)
Piolax, Inc.	(6,600)	(82,067)	(9.9)
PKSHA Technology, Inc.	(17,400)	(227,590)	(27.4)

S C H E D U L E O F I N V E S T M E N T S	83

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
Plus Alpha Consulting Co. Ltd.	(500)	$(7,915)	(1.0)%
Raksul, Inc.	(24,900)	(489,712)	(59.0)
Riken Keiki Co. Ltd.	(7,600)	(208,966)	(25.2)
Roland Corp.	(6,100)	(173,093)	(20.9)
Rorze Corp.	(7,700)	(386,936)	(46.6)
RS Technologies Co. Ltd.	(1,400)	(69,431)	(8.4)
Ryosan Co. Ltd.	(7,500)	(132,630)	(16.0)
Saibu Gas Co. Ltd.	(8,000)	(92,764)	(11.2)
Sakata INX Corp.	(1,200)	(8,587)	(1.0)
San-A Co. Ltd.	(4,700)	(137,082)	(16.5)
SanBio Co. Ltd.	(8,400)	(49,342)	(5.9)
Sangetsu Corp.	(3,100)	(32,825)	(4.0)
Sanki Engineering Co. Ltd.	(17,500)	(189,436)	(22.8)
Sansan, Inc.	(36,400)	(360,945)	(43.5)
Sanyo Denki Co. Ltd.	(7,100)	(259,891)	(31.3)
Sanyo Special Steel Co. Ltd.	(600)	(7,699)	(0.9)
SBS Holdings, Inc.	(6,900)	(134,349)	(16.2)
Seiko Holdings Corp.	(4,000)	(84,725)	(10.2)
Senko Group Holdings Co. Ltd.	(24,800)	(165,662)	(20.0)
Shibuya Corp.	(4,000)	(69,035)	(8.3)
Shiga Bank Ltd.	(13,100)	(221,764)	(26.7)
Shima Seiki Manufacturing Ltd.	(2,400)	(33,484)	(4.0)
Shoei Foods Corp.	(400)	(11,039)	(1.3)
Showa Sangyo Co. Ltd.	(4,500)	(76,485)	(9.2)
Simplex Holdings, Inc.	(16,700)	(266,190)	(32.1)
SOSiLA Logistics REIT, Inc.	(211)	(202,252)	(24.4)
Star Micronics Co. Ltd.	(21,200)	(242,847)	(29.3)
Starts Proceed Investment Corp.	(45)	(71,720)	(8.6)
T Hasegawa Co. Ltd.	(13,700)	(291,426)	(35.1)
Takeuchi Manufacturing Co. Ltd.	(6,300)	(127,052)	(15.3)
Tenma Corp.	(19,700)	(273,881)	(33.0)
T-Gaia Corp.	(11,100)	(123,554)	(14.9)
TKC Corp.	(600)	(15,316)	(1.8)
TKP Corp.	(1,500)	(30,391)	(3.7)
Toagosei Co. Ltd.	(7,600)	(58,393)	(7.0)
TOC Co. Ltd.	(2,200)	(11,434)	(1.4)
Toei Co. Ltd.	(800)	(98,265)	(11.8)
Toho Bank Ltd.	(263,500)	(363,219)	(43.8)
TOKAI Holdings Corp.	(60,200)	(359,532)	(43.3)
Tokai Tokyo Financial Holdings, Inc.	(91,800)	(210,437)	(25.4)
Tokushu Tokai Paper Co. Ltd.	(11,600)	(228,153)	(27.5)
Tokuyama Corp.	(11,500)	(134,094)	(16.2)
Tokyo Seimitsu Co. Ltd.	(8,700)	(261,649)	(31.5)
Tokyo Steel Manufacturing Co. Ltd.	(17,400)	(149,391)	(18.0)
TOMONY Holdings, Inc.	(102,000)	(221,613)	(26.7)
Tomy Co. Ltd.	(44,600)	(391,626)	(47.2)
Topre Corp.	(3,500)	(27,675)	(3.3)
Toyo Tanso Co. Ltd.	(10,000)	(250,262)	(30.1)
Trancom Co. Ltd.	(3,800)	(194,702)	(23.5)
TRE Holdings Corp.	(6,100)	(65,791)	(7.9)
United Super Markets Holdings, Inc.	(2,800)	(19,715)	(2.4)
WDB Holdings Co. Ltd.	(800)	(13,797)	(1.7)
WealthNavi, Inc.	(12,800)	(119,157)	(14.4)
Yokowo Co. Ltd.	(5,500)	(74,966)	(9.0)
Yonex Co. Ltd.	(800)	(7,411)	(0.9)
Yoshinoya Holdings Co. Ltd.	(31,700)	(498,224)	(60.0)
Zojirushi Corp.	(5,200)	(52,432)	(6.3)

		(34,349,122)

Security	Shares	Value	% of Basket Value

Liechtenstein
Implantica AG, SDR	(7,960)	$(34,389)	(4.1)%

Luxembourg
Befesa SA	(7,110)	(246,947)	(29.7)
Solutions 30 SE	(3,362)	(6,480)	(0.8)

		(253,427)

Macau
MECOM Power and Construction Ltd.	(102,000)	(20,809)	(2.5)

Malta
Kindred Group PLC, SDR	(41,025)	(355,885)	(42.9)

Netherlands
Core Laboratories NV	(4,873)	(94,829)	(11.4)
Flow Traders	(13,157)	(316,739)	(38.2)
NSI NV	(2,357)	(56,356)	(6.8)
PostNL NV	(62,376)	(97,661)	(11.8)
SIF Holding NV	(9)	(92)	(0.0)
TKH Group NV	(3,496)	(123,626)	(14.9)

		(689,303)

New Zealand
Pushpay Holdings Ltd.	(22,198)	(16,102)	(1.9)

Norway
Aker Carbon Capture ASA	(44,605)	(50,195)	(6.1)
Aker Solutions ASA	(36,785)	(140,447)	(16.9)
Crayon Group Holding ASA	(5,199)	(43,103)	(5.2)
Europris ASA	(25,415)	(151,325)	(18.2)
Hexagon Composites ASA	(34,845)	(80,061)	(9.6)
Hexagon Purus Holding	(6,508)	(12,625)	(1.5)
Kahoot! ASA	(86,578)	(184,602)	(22.2)
LINK Mobility Group Holding ASA	(6,936)	(5,385)	(0.7)
Nykode Therapeutics	(4,807)	(11,547)	(1.4)
SpareBank 1 SR-Bank ASA	(11,211)	(114,164)	(13.8)
Wallenius Wilhelmsen ASA	(2,226)	(15,826)	(1.9)

		(809,280)

Peru
Hochschild Mining PLC	(158,215)	(96,672)	(11.7)

Portugal
Corticeira Amorim SGPS SA	(1,521)	(14,700)	(1.8)
CTT-Correios de Portugal SA	(189,187)	(583,966)	(70.4)
NOS SGPS SA	(102,398)	(401,070)	(48.3)

		(999,736)

Puerto Rico
First BanCorp	(25,937)	(409,545)	(49.3)

Singapore
AEM Holdings Ltd.	(113,900)	(258,300)	(31.1)
BW Energy Ltd.	(6,037)	(15,212)	(1.8)
CapitaLand China Trust	(18,500)	(12,676)	(1.5)
Japfa Ltd.	(1,268,400)	(456,871)	(55.1)
Maxeon Solar Technologies Ltd.	(1,179)	(20,373)	(2.5)
OUE Commercial Real Estate Investment Trust	(329,900)	(75,743)	(9.1)
OUE Ltd.	(110,200)	(98,087)	(11.8)
Starhill Global REIT	(394,800)	(143,730)	(17.3)
TDCX, Inc., ADR	(5,937)	(76,825)	(9.3)
Yangzijiang Financial Holding Ltd.	(74,900)	(16,401)	(2.0)
Yanlord Land Group Ltd.	(414,500)	(253,329)	(30.5)

		(1,427,547)

84	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

South Africa
Mediclinic International PLC	(103,763)	$(590,279)	(71.1)%

South Sandwich Islands
Burford Capital Ltd.	(10,583)	(85,556)	(10.3)

Spain
Atresmedia Corp. de Medios de Comunicacion SA	(5,727)	(16,527)	(2.0)
CIE Automotive SA	(4,780)	(121,762)	(14.7)
Construcciones y Auxiliar de Ferrocarriles SA	(2,766)	(72,217)	(8.7)
Corp. Financiera Alba SA	(1,238)	(55,055)	(6.6)
Ebro Foods SA	(3,465)	(54,030)	(6.5)
Faes Farma SA	(15,041)	(56,772)	(6.8)
Gestamp Automocion SA	(21,357)	(75,204)	(9.1)
Grupo Catalana Occidente SA	(493)	(13,390)	(1.6)
Talgo SA	(9,272)	(25,728)	(3.1)

		(490,685)

Sweden
AAK AB	(8,506)	(123,996)	(14.9)
AcadeMedia AB	(48,161)	(206,145)	(24.8)
AddLife AB, Class B	(467)	(4,366)	(0.5)
Attendo AB	(4,788)	(9,884)	(1.2)
BHG Group AB	(132,600)	(222,210)	(26.8)
BICO Group AB, Class B	(11,656)	(44,694)	(5.4)
BioArctic AB, Class B	(1,418)	(29,543)	(3.6)
Bonava AB, B Shares	(4,681)	(13,692)	(1.7)
Boozt AB	(11,271)	(82,196)	(9.9)
Bravida Holding AB	(2,923)	(27,385)	(3.3)
Calliditas Therapeutics AB, Class B	(15,367)	(116,934)	(14.1)
Camurus AB	(2,676)	(62,087)	(7.5)
Catena AB	(686)	(23,299)	(2.8)
Cint Group AB	(15,377)	(80,987)	(9.8)
Clas Ohlson AB, B Shares	(56,607)	(378,027)	(45.6)
Coor Service Management Holding AB	(20,767)	(110,335)	(13.3)
Dios Fastigheter AB	(13,322)	(87,482)	(10.5)
Duni AB	(5,969)	(40,167)	(4.8)
Dustin Group AB	(26,340)	(109,596)	(13.2)
Electrolux Professional AB, Class B	(18,557)	(70,059)	(8.4)
Granges AB	(15,992)	(108,069)	(13.0)
Hexpol AB	(25,551)	(252,192)	(30.4)
Hufvudstaden AB	(43,978)	(524,077)	(63.1)
Instalco AB	(10,367)	(41,585)	(5.0)
Inwido AB	(3,001)	(26,958)	(3.3)
JM AB	(2,479)	(37,326)	(4.5)
K-fast Holding AB, Class B	(3,812)	(7,832)	(0.9)
Lindab International AB	(2,644)	(28,125)	(3.4)
Mekonomen AB	(5,108)	(48,270)	(5.8)
Modern Times Group MTG AB, B Shares	(1,132)	(8,486)	(1.0)
Munters Group AB	(7,727)	(60,285)	(7.3)
New Wave Group AB, B Shares	(5,667)	(78,762)	(9.5)
Nordic Entertainment Group AB, Class B	(2,560)	(46,736)	(5.6)
Nordnet AB publ	(1,876)	(23,240)	(2.8)
Paradox Interactive AB	(17,781)	(307,116)	(37.0)
PowerCell Sweden AB	(26,131)	(287,010)	(34.6)
Ratos AB, B Shares	(5,617)	(21,025)	(2.5)
Re:NewCell AB	(12,890)	(67,425)	(8.1)
Resurs Holding AB	(38,482)	(83,620)	(10.1)
Rvrc Holding AB	(6,144)	(15,225)	(1.8)
Samhallsbyggnadsbolaget i Norden AB	(21,376)	(35,147)	(4.2)
Sedana Medical AB	(4,027)	(7,299)	(0.9)
SSAB AB, B Shares	(51,464)	(239,123)	(28.8)

Security	Shares	Value	% of Basket Value

Sweden (continued)
Stillfront Group AB	(38,276)	$(74,499)	(9.0)%
Surgical Science Sweden AB	(4,702)	(67,781)	(8.2)
Wallenstam AB, B Shares	(21,747)	(76,725)	(9.3)
Wihlborgs Fastigheter AB	(1,314)	(8,608)	(1.0)

		(4,425,630)

Switzerland
ALSO Holding AG, Registered Shares	(1,776)	(279,129)	(33.6)
Bucher Industries AG, Registered Shares	(448)	(151,050)	(18.2)
Conzzeta AG	(90)	(51,696)	(6.2)
Daetwyler Holding AG	(210)	(37,270)	(4.5)
dormakaba Holding AG	(1,169)	(371,059)	(44.7)
EFG International AG	(6,778)	(55,473)	(6.7)
Forbo Holding AG, Registered Shares	(159)	(192,473)	(23.2)
Huber & Suhner AG, Registered Shares	(414)	(36,876)	(4.4)
Interroll Holding AG, Registered Shares	(96)	(202,241)	(24.4)
Kardex Holding AG, Registered Shares	(45)	(6,881)	(0.8)
Komax Holding AG, Registered Shares	(173)	(40,602)	(4.9)
Meyer Burger Technology AG	(413,853)	(198,253)	(23.9)
Mobilezone Holding AG, Registered Shares	(13,447)	(213,265)	(25.7)
Mobimo Holding AG, Registered Shares	(1,683)	(392,573)	(47.3)
Peach Property Group AG	(8,566)	(182,264)	(21.9)
PolyPeptide Group AG	(1,959)	(56,961)	(6.9)
SFS Group AG	(2,751)	(248,769)	(30.0)
Siegfried Holding AG, Registered Shares	(118)	(70,243)	(8.5)
Softwareone Holding AG	(12,497)	(140,644)	(16.9)
St Galler Kantonalbank AG, Registered Shares	(820)	(386,036)	(46.5)
TX Group AG	(234)	(32,514)	(3.9)
Valiant Holding AG, Registered Shares	(1,294)	(126,744)	(15.3)
Zehnder Group AG	(527)	(28,381)	(3.4)

		(3,501,397)

United Kingdom
Abcam PLC	(6,269)	(97,040)	(11.7)
AO World PLC	(6,714)	(3,442)	(0.4)
ASOS PLC	(11,016)	(70,934)	(8.5)
Assura PLC	(565,360)	(362,234)	(43.6)
Auction Technology Group PLC	(5,721)	(48,962)	(5.9)
Avacta Group PLC	(33,738)	(48,750)	(5.9)
Balfour Beatty PLC	(165,347)	(566,205)	(68.2)
Biffa PLC	(52,746)	(248,852)	(30.0)
Bridgepoint Group PLC	(50,493)	(115,399)	(13.9)
Britvic PLC	(34,859)	(290,827)	(35.0)
Close Brothers Group PLC	(12,752)	(143,665)	(17.3)
CMC Markets PLC	(40,132)	(112,961)	(13.6)
Countryside Properties PLC	(83,012)	(202,238)	(24.4)
Cranswick PLC	(4,094)	(139,777)	(16.8)
Crest Nicholson Holdings PLC	(63,240)	(146,588)	(17.7)
Domino’s Pizza Group PLC	(78,808)	(203,820)	(24.6)
Elementis PLC	(170,360)	(180,098)	(21.7)
EMIS Group PLC	(31,316)	(667,267)	(80.4)
Empiric Student Property PLC	(125,872)	(118,367)	(14.3)
Energean PLC	(8,453)	(138,720)	(16.7)
Essentra PLC	(92,481)	(238,089)	(28.7)
Euromoney Institutional Investor PLC	(1,469)	(24,395)	(2.9)
Finablr PLC	(44,203)	(0)	0.0
Firstgroup PLC	(96,686)	(116,079)	(14.0)
Frasers Group PLC	(39,583)	(293,712)	(35.4)
GB Group PLC	(5,919)	(25,838)	(3.1)
Genus PLC	(2,723)	(79,581)	(9.6)
Great Portland Estates PLC	(55,638)	(327,974)	(39.5)
Gym Group PLC	(4,581)	(6,073)	(0.7)

S C H E D U L E O F I N V E S T M E N T S	85

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United Kingdom (continued)
Halfords Group PLC	(108,161)	$(218,681)	(26.3)%
Helios Towers PLC	(9,518)	(13,675)	(1.7)
Home Reit PLC	(283,440)	(273,366)	(32.9)
Ibstock PLC	(83,746)	(149,304)	(18.0)
IP Group PLC	(64,754)	(43,639)	(5.3)
John Wood Group PLC	(97,778)	(157,214)	(18.9)
Kape Technologies PLC	(5,774)	(14,568)	(1.8)
Keller Group PLC	(1,509)	(10,868)	(1.3)
Liontrust Asset Management PLC	(7,332)	(71,807)	(8.7)
Marston’s PLC	(140,492)	(56,487)	(6.8)
Mitie Group PLC	(112,087)	(92,023)	(11.1)
NCC Group PLC	(15,422)	(35,195)	(4.2)
On the Beach Group PLC	(157,910)	(187,084)	(22.5)
Oxford Biomedica PLC	(31,052)	(115,200)	(13.9)
Oxford Nanopore Technologies PLC	(152,291)	(458,749)	(55.3)
Petrofac Ltd.	(394,082)	(486,732)	(58.6)
PRS REIT PLC	(50,204)	(50,665)	(6.1)
Quilter PLC	(140,783)	(156,057)	(18.8)
Rank Group PLC	(22,568)	(13,562)	(1.6)
Rathbone Brothers PLC	(10,931)	(234,918)	(28.3)
Redde Northgate PLC	(25,939)	(99,057)	(11.9)
Renewi PLC	(16,379)	(99,230)	(12.0)
Rotork PLC	(2,676)	(7,844)	(0.9)
S4 Capital PLC	(26,133)	(52,643)	(6.3)
Saga PLC	(45,511)	(44,833)	(5.4)
Savills PLC	(9,740)	(92,024)	(11.1)
Serica Energy PLC	(26,417)	(91,255)	(11.0)
Spirent Communications PLC	(3,967)	(11,776)	(1.4)
Supermarket Income REIT PLC	(30,615)	(35,991)	(4.3)
Synthomer PLC	(19,151)	(24,776)	(3.0)
Target Healthcare REIT PLC	(69,073)	(68,678)	(8.3)
TI Fluid Systems PLC	(171,859)	(272,888)	(32.9)
Trustpilot Group PLC	(105,780)	(131,537)	(15.9)
Tullow Oil PLC	(892,152)	(414,627)	(50.0)
Urban Logistics REIT PLC	(10,986)	(16,567)	(2.0)
Victrex PLC	(6,930)	(131,620)	(15.9)
Virgin Money UK PLC	(88,975)	(138,675)	(16.7)
Volex PLC	(12,542)	(35,598)	(4.3)
Volution Group PLC	(42,078)	(148,945)	(17.9)
Wincanton PLC	(14,103)	(53,451)	(6.4)
Yellow Cake PLC	(101,924)	(502,062)	(60.5)

		(10,331,758)

United States
23andMe Holding Co., Class A	(10,729)	(33,689)	(4.1)
3D Systems Corp.	(2,637)	(23,285)	(2.8)
908 Devices, Inc.	(3,072)	(49,121)	(5.9)
AAON, Inc.	(3,248)	(209,464)	(25.2)
Aaron’s Co., Inc.	(3,306)	(34,449)	(4.2)
Abercrombie & Fitch Co., Class A	(6,792)	(119,403)	(14.4)
ABM Industries, Inc.	(12,289)	(546,983)	(65.9)
Accolade, Inc.	(11,651)	(125,598)	(15.1)
Aclaris Therapeutics, Inc.	(5,066)	(79,080)	(9.5)
ACM Research, Inc., Class A	(14,357)	(91,885)	(11.1)
Acushnet Holdings Corp.	(10,519)	(489,870)	(59.0)
ACV Auctions, Inc., Class A	(12,670)	(115,550)	(13.9)
AdaptHealth Corp.	(5,506)	(125,537)	(15.1)
Addus HomeCare Corp.	(1,231)	(126,079)	(15.2)
Adicet Bio, Inc.	(5,006)	(82,549)	(9.9)
Adtalem Global Education, Inc.	(5,954)	(248,282)	(29.9)
ADTRAN Holdings, Inc.	(5,929)	(133,165)	(16.0)

Security	Shares	Value	% of Basket Value

United States (continued)
Aerojet Rocketdyne Holdings, Inc.	(5,940)	$(287,793)	(34.7)%
AeroVironment, Inc.	(213)	(19,490)	(2.3)
Aeva Technologies, Inc.	(21,530)	(43,060)	(5.2)
AEye, Inc.	(60,229)	(52,429)	(6.3)
Agenus, Inc.	(50,827)	(127,576)	(15.4)
Agiliti, Inc.	(13,193)	(230,482)	(27.8)
Air Transport Services Group, Inc.	(5,467)	(159,636)	(19.2)
Akero Therapeutics, Inc.	(9,593)	(405,400)	(48.8)
Alamo Group, Inc.	(966)	(146,909)	(17.7)
Albany International Corp., Class A	(8,241)	(755,040)	(91.0)
Alexander’s, Inc.	(2,010)	(472,129)	(56.9)
Alkami Technology, Inc.	(20,142)	(319,251)	(38.5)
Allbirds, Inc., Class A	(142,906)	(491,597)	(59.2)
ALLETE, Inc.	(164)	(9,228)	(1.1)
Allovir, Inc.	(1,174)	(8,136)	(1.0)
Alpha & Omega Semiconductor Ltd.	(13,928)	(456,142)	(55.0)
Altair Engineering, Inc., Class A	(2,008)	(98,492)	(11.9)
ALX Oncology Holdings, Inc.	(472)	(5,730)	(0.7)
A-Mark Precious Metals, Inc.	(961)	(29,224)	(3.5)
AMC Networks, Inc., Class A	(5,666)	(127,542)	(15.4)
Amerant Bancorp, Inc.	(8,735)	(262,924)	(31.7)
Ameresco, Inc., Class A	(118)	(7,137)	(0.9)
American Equity Investment Life Holding Co.	(5,445)	(234,571)	(28.3)
American Finance Trust, Inc.	(13,030)	(89,125)	(10.7)
American Public Education, Inc.	(26,276)	(336,596)	(40.6)
American States Water Co.	(3,503)	(316,881)	(38.2)
America’s Car-Mart, Inc.	(1,578)	(107,872)	(13.0)
Amplitude, Inc., Class A	(24,375)	(409,500)	(49.3)
Anavex Life Sciences Corp.	(35,663)	(434,019)	(52.3)
ANI Pharmaceuticals, Inc.	(177)	(6,830)	(0.8)
API Group Corp.	(9,703)	(160,002)	(19.3)
Appfolio, Inc., Class A	(445)	(55,790)	(6.7)
Arbor Realty Trust, Inc.	(6,811)	(93,787)	(11.3)
Arcturus Therapeutics Holdings, Inc.	(7,512)	(132,962)	(16.0)
Arcutis Biotherapeutics, Inc.	(5,114)	(90,416)	(10.9)
Ares Commercial Real Estate Corp.	(1,452)	(17,918)	(2.2)
Argan, Inc.	(5,733)	(198,763)	(23.9)
Arko Corp.	(26,463)	(271,246)	(32.7)
ARMOUR Residential REIT, Inc.	(14,811)	(78,795)	(9.5)
Array Technologies, Inc.	(5,775)	(104,528)	(12.6)
Astra Space, Inc.	(93,009)	(58,633)	(7.1)
Atea Pharmaceuticals, Inc.	(12,206)	(73,236)	(8.8)
Atlanticus Holdings Corp.	(894)	(25,533)	(3.1)
Atlas Air Worldwide Holdings, Inc.	(3,990)	(403,549)	(48.6)
AvePoint, Inc.	(32,429)	(141,715)	(17.1)
Avid Technology, Inc.	(4,052)	(111,389)	(13.4)
Avidity Biosciences, Inc.	(534)	(7,626)	(0.9)
Axonics, Inc.	(2,213)	(161,859)	(19.5)
AZZ, Inc.	(789)	(31,718)	(3.8)
B Riley Financial, Inc.	(6,356)	(258,562)	(31.2)
Babcock & Wilcox Enterprises, Inc.	(9,144)	(41,697)	(5.0)
Balchem Corp.	(1,159)	(162,028)	(19.5)
Bank of Hawaii Corp.	(1,433)	(108,836)	(13.1)
BARK, Inc.	(146,628)	(268,329)	(32.3)
Barnes Group, Inc.	(10,656)	(376,903)	(45.4)
Barrett Business Services, Inc.	(550)	(47,971)	(5.8)
Beauty Health Co.	(1,106)	(12,642)	(1.5)
BellRing Brands, Inc.	(8,398)	(203,400)	(24.5)
Benchmark Electronics, Inc.	(2,454)	(69,669)	(8.4)
Benson Hill, Inc.	(36,984)	(125,376)	(15.1)
Berkshire Hills Bancorp, Inc.	(5,273)	(154,235)	(18.6)

86	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
BioCryst Pharmaceuticals, Inc.	(11,405)	$(152,257)	(18.3)%
BioLife Solutions, Inc.	(351)	(8,256)	(1.0)
Bionano Genomics, Inc.	(346,560)	(810,950)	(97.7)
Bioxcel Therapeutics, Inc.	(9,560)	(120,360)	(14.5)
Bloomin’ Brands, Inc.	(12,970)	(311,410)	(37.5)
Blue Bird Corp.	(16,834)	(154,368)	(18.6)
BlueLinx Holdings, Inc.	(555)	(39,105)	(4.7)
Boston Omaha Corp., Class A	(4,655)	(129,735)	(15.6)
Brady Corp., Class A	(4,588)	(209,901)	(25.3)
Brightsphere Investment Group, Inc.	(20,155)	(379,317)	(45.7)
BrightSpire Capital, Inc.	(28,899)	(221,944)	(26.7)
Brinker International, Inc.	(11,329)	(378,275)	(45.6)
Bristow Group, Inc.	(14,158)	(423,891)	(51.1)
Broadmark Realty Capital, Inc.	(47,084)	(274,029)	(33.0)
BRP Group, Inc., Class A	(16,365)	(463,948)	(55.9)
Butterfly Network, Inc.	(85,576)	(419,322)	(50.5)
C3.AI, Inc., Class A	(12,849)	(168,450)	(20.3)
Calavo Growers, Inc.	(973)	(33,656)	(4.1)
Caleres, Inc.	(7,919)	(216,426)	(26.1)
California Resources Corp.	(4,667)	(210,528)	(25.4)
California Water Service Group	(1,674)	(103,888)	(12.5)
Callon Petroleum Co.	(7,018)	(308,511)	(37.2)
Cano Health, Inc.	(39,428)	(141,152)	(17.0)
Canoo, Inc.	(29,541)	(40,471)	(4.9)
Cardlytics, Inc.	(18,224)	(171,852)	(20.7)
Caribou Biosciences, Inc.	(9,483)	(92,364)	(11.1)
Carpenter Technology Corp.	(8,215)	(307,241)	(37.0)
Cars.com, Inc.	(17,923)	(248,771)	(30.0)
Cathay General Bancorp.	(3,179)	(144,962)	(17.5)
CCC Intelligent Solutions Holdings, Inc.	(22,088)	(206,081)	(24.8)
Celldex Therapeutics, Inc.	(14,121)	(496,071)	(59.8)
Centerspace	(4,589)	(318,018)	(38.3)
Centrus Energy Corp., Class A	(15,500)	(733,305)	(88.3)
Cerevel Therapeutics Holdings, Inc.	(7,124)	(199,187)	(24.0)
Children’s Place, Inc.	(5,653)	(228,833)	(27.6)
CinCor Pharma, Inc.	(1,829)	(61,528)	(7.4)
Cipher Mining, Inc.	(35,802)	(36,160)	(4.4)
CIRCOR International, Inc.	(7,973)	(164,802)	(19.9)
City Holding Co.	(2,018)	(203,515)	(24.5)
Clarus Corp.	(14,825)	(179,531)	(21.6)
Clearfield, Inc.	(2,206)	(267,963)	(32.3)
Clearwater Analytics Holdings, Inc., Class A	(1,967)	(32,042)	(3.9)
Collegium Pharmaceutical, Inc.	(12,293)	(220,536)	(26.6)
Columbia Financial, Inc.	(11,142)	(228,857)	(27.6)
Comfort Systems USA, Inc.	(721)	(88,885)	(10.7)
CommScope Holding Co., Inc.	(4,290)	(56,800)	(6.8)
Community Bank System, Inc.	(18,510)	(1,155,579)	(139.2)
Community Healthcare Trust, Inc.	(343)	(11,868)	(1.4)
Community Trust Bancorp, Inc.	(322)	(15,227)	(1.8)
Computer Programs and Systems, Inc.	(339)	(10,950)	(1.3)
Comtech Telecommunications Corp.	(604)	(6,674)	(0.8)
Conduent, Inc.	(9,003)	(37,092)	(4.5)
CONMED Corp.	(2,173)	(173,253)	(20.9)
Consensus Cloud Solutions, Inc.	(1,479)	(83,031)	(10.0)
Construction Partners, Inc., Class A	(286)	(8,906)	(1.1)
ContextLogic, Inc., Class A	(342,715)	(268,346)	(32.3)
Core & Main, Inc., Class A	(3,966)	(93,518)	(11.3)
Corporate Office Properties Trust	(60,488)	(1,612,005)	(194.2)
Couchbase, Inc.	(28,701)	(367,373)	(44.3)
Coursera, Inc.	(24,587)	(316,926)	(38.2)
Credo Technology Group Holding Ltd.	(902)	(12,393)	(1.5)
Crescent Energy, Inc., Class A	(9,522)	(131,213)	(15.8)

Security	Shares	Value	% of Basket Value

United States (continued)
Crinetics Pharmaceuticals, Inc.	(10,767)	$(198,759)	(23.9)%
Cross Country Healthcare, Inc.	(9,563)	(354,692)	(42.7)
CryoPort, Inc.	(4,329)	(120,173)	(14.5)
CS Disco, Inc.	(22,607)	(242,347)	(29.2)
CSG Systems International, Inc.	(11,624)	(751,724)	(90.6)
CTS Corp.	(5,191)	(205,148)	(24.7)
Cullinan Oncology, Inc.	(7,603)	(99,903)	(12.0)
Cytek Biosciences, Inc.	(12,026)	(186,644)	(22.5)
Cyxtera Technologies, Inc.	(3,676)	(8,896)	(1.1)
Denny’s Corp.	(9,356)	(106,003)	(12.8)
DermTech, Inc.	(25,889)	(83,363)	(10.0)
Designer Brands, Inc., Class A	(3,402)	(51,812)	(6.2)
Diebold Nixdorf, Inc.	(27,808)	(69,242)	(8.3)
Digi International, Inc.	(5,270)	(212,539)	(25.6)
DigitalBridge Group, Inc.	(26,236)	(335,821)	(40.5)
Dine Brands Global, Inc.	(4,242)	(305,806)	(36.8)
DMC Global, Inc.	(1,873)	(40,532)	(4.9)
DocGo, Inc.	(24,467)	(242,223)	(29.2)
Doma Holdings, Inc.	(141,658)	(76,864)	(9.3)
Donnelley Financial Solutions, Inc.	(6,845)	(276,743)	(33.3)
Dorman Products, Inc.	(2,302)	(187,889)	(22.6)
Douglas Elliman, Inc.	(30,555)	(141,164)	(17.0)
Dril-Quip, Inc.	(279)	(6,942)	(0.8)
Driven Brands Holdings, Inc.	(739)	(23,633)	(2.8)
Duck Creek Technologies, Inc.	(30,817)	(367,955)	(44.3)
Dycom Industries, Inc.	(578)	(68,308)	(8.2)
Dynavax Technologies Corp.	(14,337)	(164,159)	(19.8)
Dynex Capital, Inc.	(21,235)	(253,546)	(30.5)
E2open Parent Holdings, Inc.	(41,808)	(243,741)	(29.4)
Easterly Government Properties, Inc.	(6,442)	(112,026)	(13.5)
Eastern Bankshares, Inc.	(44,079)	(844,994)	(101.8)
Eastman Kodak Co.	(123,818)	(662,426)	(79.8)
Edgewell Personal Care Co.	(21,819)	(855,087)	(103.0)
El Pollo Loco Holdings, Inc.	(30,117)	(302,375)	(36.4)
Ellington Financial, Inc.	(28,277)	(378,346)	(45.6)
Elme Communities	(6,790)	(129,621)	(15.6)
Embark Technology, Inc.	(1,228)	(7,417)	(0.9)
Embecta Corp.	(12,381)	(382,821)	(46.1)
Empire State Realty Trust, Inc., Class A	(18,542)	(136,655)	(16.5)
Employers Holdings, Inc.	(6,558)	(285,994)	(34.5)
Encore Capital Group, Inc.	(7,963)	(405,476)	(48.9)
Energizer Holdings, Inc.	(4,362)	(126,018)	(15.2)
EnerSys.	(8,347)	(553,323)	(66.7)
Enhabit, Inc.	(584)	(7,253)	(0.9)
Enovix Corp.	(17,461)	(329,489)	(39.7)
Enterprise Financial Services Corp.	(2,124)	(113,570)	(13.7)
EQRx, Inc.	(25,957)	(133,419)	(16.1)
ESCO Technologies, Inc.	(3,828)	(329,859)	(39.7)
ESS Tech, Inc.	(9,947)	(42,076)	(5.1)
European Wax Center, Inc., Class A	(1,457)	(20,952)	(2.5)
EverQuote, Inc., Class A	(820)	(4,994)	(0.6)
Evolus, Inc.	(13,988)	(119,737)	(14.4)
Evolv Technologies Holdings, Inc.	(50,394)	(147,654)	(17.8)
Expro Group Holdings NV	(13,320)	(252,148)	(30.4)
Fastly, Inc., Class A	(25,410)	(215,731)	(26.0)
Federal Signal Corp.	(5,096)	(237,728)	(28.6)
Federated Investors, Inc.	(4,253)	(147,792)	(17.8)
Figs, Inc., Class A	(5,479)	(40,435)	(4.9)
First Financial Bankshares, Inc.	(12,065)	(464,382)	(55.9)
First Hawaiian, Inc.	(6,406)	(163,865)	(19.7)
First Merchants Corp.	(12,733)	(571,712)	(68.9)
FirstCash Holdings, Inc.	(4,287)	(422,055)	(50.8)

S C H E D U L E O F I N V E S T M E N T S	87

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Foot Locker, Inc.	(9,255)	$(293,384)	(35.3)%
Forestar Group, Inc.	(1,376)	(15,934)	(1.9)
Franklin Electric Co., Inc.	(1,260)	(103,244)	(12.4)
Franklin Street Properties Corp.	(6,232)	(17,948)	(2.2)
Fresh Del Monte Produce, Inc.	(16,505)	(430,450)	(51.9)
Freshpet, Inc.	(2,988)	(176,143)	(21.2)
fuboTV, Inc.	(20,300)	(74,298)	(9.0)
FuelCell Energy, Inc.	(18,032)	(56,260)	(6.8)
Fulton Financial Corp.	(3,209)	(58,500)	(7.0)
Funko, Inc., Class A	(21,872)	(451,657)	(54.4)
Gannett Co., Inc.	(38,592)	(55,958)	(6.7)
Gates Industrial Corp. PLC	(2,768)	(30,863)	(3.7)
Genesco, Inc.	(5,227)	(245,878)	(29.6)
Gentherm, Inc.	(6,320)	(369,214)	(44.5)
Genworth Financial, Inc., Class A	(6,328)	(29,552)	(3.6)
German American Bancorp, Inc.	(1,400)	(55,006)	(6.6)
Getty Realty Corp.	(3,307)	(104,137)	(12.5)
Gevo, Inc.	(89,966)	(202,424)	(24.4)
Glacier Bancorp, Inc.	(12,193)	(698,415)	(84.1)
Gladstone Commercial Corp.	(5,467)	(96,165)	(11.6)
Glatfelter Corp.	(3,263)	(9,234)	(1.1)
Glaukos Corp.	(561)	(31,455)	(3.8)
Global Industrial Co.	(2,860)	(90,776)	(10.9)
Global Net Lease, Inc.	(16,933)	(207,429)	(25.0)
Globalstar, Inc.	(8,460)	(18,358)	(2.2)
GrafTech International Ltd.	(34,057)	(173,350)	(20.9)
Graham Holdings Co., Class B	(2,065)	(1,288,292)	(155.2)
Grand Canyon Education, Inc.	(3,326)	(334,695)	(40.3)
Great Southern Bancorp, Inc.	(1,846)	(114,415)	(13.8)
Green Plains, Inc.	(3,601)	(104,033)	(12.5)
Grid Dynamics Holdings, Inc.	(2,566)	(34,923)	(4.2)
Griffon Corp.	(2,582)	(82,985)	(10.0)
Hagerty, Inc., Class A	(8,797)	(79,965)	(9.6)
Hamilton Lane, Inc., Class A	(664)	(39,720)	(4.8)
Harmonic, Inc.	(1,057)	(16,331)	(2.0)
Hawaiian Electric Industries, Inc.	(14,623)	(556,259)	(67.0)
Hayward Holdings, Inc.	(5,302)	(49,044)	(5.9)
HB Fuller Co.	(4,161)	(290,063)	(34.9)
HCI Group, Inc.	(6,257)	(229,256)	(27.6)
Heritage Financial Corp.	(249)	(8,389)	(1.0)
Hibbett, Inc.	(8,913)	(556,349)	(67.0)
Hillenbrand, Inc.	(11,351)	(501,487)	(60.4)
Hillman Solutions Corp.	(15,927)	(124,390)	(15.0)
Hippo Holdings, Inc.	(5,211)	(90,038)	(10.8)
HNI Corp.	(6,922)	(200,669)	(24.2)
Horace Mann Educators Corp.	(3,732)	(147,265)	(17.7)
Hostess Brands, Inc.	(19,298)	(511,011)	(61.6)
Hovnanian Enterprises, Inc., Class A	(732)	(29,522)	(3.6)
Huron Consulting Group, Inc.	(2,283)	(168,097)	(20.3)
Hydrofarm Holdings Group, Inc.	(36,153)	(93,275)	(11.2)
Hyliion Holdings Corp.	(18,754)	(53,449)	(6.4)
Hyster-Yale Materials Handling, Inc.	(2,560)	(74,650)	(9.0)
ICF International, Inc.	(690)	(82,545)	(9.9)
Ichor Holdings Ltd.	(14,782)	(376,054)	(45.3)
Ideaya Biosciences, Inc.	(1,673)	(28,257)	(3.4)
Imago Biosciences, Inc.	(3,592)	(61,064)	(7.4)
ImmunityBio, Inc.	(28,173)	(154,952)	(18.7)
Immunovant, Inc.	(10,583)	(118,530)	(14.3)
Impinj, Inc.	(3,668)	(420,463)	(50.7)
Independent Bank Corp.	(7,242)	(630,126)	(75.9)
indie Semiconductor, Inc., Class A	(27,486)	(214,941)	(25.9)
Indus Realty Trust, Inc.	(7,045)	(364,861)	(44.0)

Security	Shares	Value	% of Basket Value

United States (continued)
Inhibrx, Inc.	(5,291)	$(170,264)	(20.5)%
Innospec, Inc.	(2,544)	(254,375)	(30.6)
Inseego Corp.	(34,911)	(78,899)	(9.5)
Insight Enterprises, Inc.	(5,586)	(527,933)	(63.6)
Insteel Industries, Inc.	(4,393)	(115,756)	(13.9)
Integer Holdings Corp.	(1,073)	(66,880)	(8.1)
Interface, Inc.	(25,850)	(292,364)	(35.2)
International Bancshares Corp.	(6,671)	(330,882)	(39.9)
Intrepid Potash, Inc.	(1,656)	(74,934)	(9.0)
InvenTrust Properties Corp.	(297)	(7,484)	(0.9)
Invesco Mortgage Capital, Inc.	(9,895)	(115,870)	(14.0)
IonQ, Inc.	(20,008)	(117,847)	(14.2)
Iovance Biotherapeutics, Inc.	(4,441)	(41,479)	(5.0)
IVERIC bio, Inc.	(28,265)	(676,099)	(81.5)
Jack in the Box, Inc.	(5,176)	(456,678)	(55.0)
JBG SMITH Properties	(40,398)	(795,033)	(95.8)
John B Sanfilippo & Son, Inc.	(1,985)	(165,569)	(19.9)
Kennedy-Wilson Holdings, Inc.	(31,120)	(516,903)	(62.3)
Keros Therapeutics, Inc.	(2,165)	(108,986)	(13.1)
Kezar Life Sciences, Inc.	(5,879)	(44,181)	(5.3)
Kimball Electronics, Inc.	(26,769)	(553,315)	(66.7)
Kinetik Holdings, Inc.	(10,009)	(368,131)	(44.4)
Kiniksa Pharmaceuticals Ltd., Class A	(1,479)	(16,890)	(2.0)
KKR Real Estate Finance Trust, Inc.	(34,399)	(599,231)	(72.2)
Kontoor Brands, Inc.	(10,359)	(369,816)	(44.6)
Kosmos Energy Ltd.	(18,128)	(117,651)	(14.2)
Krispy Kreme, Inc.	(13,576)	(194,816)	(23.5)
Krystal Biotech, Inc.	(3,450)	(263,925)	(31.8)
Lakeland Financial Corp.	(551)	(45,540)	(5.5)
Laredo Petroleum, Inc.	(2,566)	(165,892)	(20.0)
Latch, Inc.	(81,676)	(109,446)	(13.2)
Latham Group, Inc.	(4,985)	(22,034)	(2.7)
La-Z-Boy, Inc.	(6,058)	(150,057)	(18.1)
Lemonade, Inc.	(14,319)	(346,520)	(41.7)
Lexicon Pharmaceuticals, Inc.	(69,502)	(149,429)	(18.0)
Liberty Media Corp-Liberty Braves, Class C	(4,315)	(134,455)	(16.2)
Lindsay Corp.	(2,264)	(383,295)	(46.2)
Lordstown Motors Corp., Class A	(128,769)	(233,072)	(28.1)
Loyalty Ventures, Inc.	(103,950)	(122,661)	(14.8)
LTC Properties, Inc.	(9,661)	(373,591)	(45.0)
Lumber Liquidators Holdings, Inc.	(1,582)	(13,162)	(1.6)
Madison Square Garden Entertainment Corp.	(1,328)	(65,112)	(7.8)
Madrigal Pharmaceuticals, Inc.	(1,830)	(129,601)	(15.6)
Markforged Holding Corp.	(40,965)	(89,304)	(10.8)
Materion Corp.	(1,198)	(102,681)	(12.4)
Matterport, Inc.	(96,852)	(338,013)	(40.7)
Matthews International Corp., Class A	(17,383)	(467,255)	(56.3)
Maxar Technologies, Inc.	(11,798)	(263,567)	(31.8)
MBIA, Inc.	(651)	(7,005)	(0.8)
Mercury Systems, Inc.	(340)	(16,456)	(2.0)
Mersana Therapeutics, Inc.	(7,004)	(55,051)	(6.6)
Mesa Laboratories, Inc.	(3,154)	(416,990)	(50.2)
Methode Electronics, Inc.	(13,446)	(554,379)	(66.8)
MGP Ingredients, Inc.	(1,637)	(183,426)	(22.1)
Minerals Technologies, Inc.	(4,867)	(267,734)	(32.3)
Mission Produce, Inc.	(14,577)	(242,561)	(29.2)
Monte Rosa Therapeutics, Inc.	(469)	(4,315)	(0.5)
Montrose Environmental Group, Inc.	(4,493)	(196,704)	(23.7)
Movado Group, Inc.	(2,291)	(75,763)	(9.1)
Mr Cooper Group, Inc.	(1,497)	(59,117)	(7.1)
MSA Safety, Inc.	(1,754)	(235,457)	(28.4)
Mueller Water Products, Inc., Class A	(38,827)	(454,276)	(54.7)

88	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
MYR Group, Inc.	(2,001)	$(175,108)	(21.1)%
Myriad Genetics, Inc.	(3,148)	(65,290)	(7.9)
N-able, Inc.	(2,885)	(31,245)	(3.8)
NanoString Technologies, Inc.	(8,518)	(89,098)	(10.7)
National Health Investors, Inc.	(1,507)	(85,447)	(10.3)
National HealthCare Corp.	(3,750)	(228,450)	(27.5)
National Presto Industries, Inc.	(2,539)	(178,974)	(21.6)
National Vision Holdings, Inc.	(1,783)	(66,042)	(8.0)
Navient Corp.	(5,929)	(89,765)	(10.8)
Navitas Semiconductor Corp.	(15,428)	(64,952)	(7.8)
NBT Bancorp, Inc.	(3,603)	(170,746)	(20.6)
Nelnet, Inc., Class A	(14,348)	(1,278,263)	(154.0)
Neogen Corp.	(1,182)	(15,602)	(1.9)
NetScout Systems, Inc.	(13,339)	(479,137)	(57.7)
NETSTREIT Corp.	(28,626)	(538,741)	(64.9)
New Jersey Resources Corp.	(13,137)	(586,436)	(70.7)
Newmark Group, Inc., Class A	(32,118)	(263,046)	(31.7)
NextDecade Corp.	(21,467)	(150,269)	(18.1)
Nextdoor Holdings, Inc.	(141,236)	(382,750)	(46.1)
nLight, Inc.	(1,192)	(12,838)	(1.5)
Northern Oil and Gas, Inc.	(4,553)	(155,439)	(18.7)
Northwest Bancshares, Inc.	(39,477)	(594,524)	(71.6)
Novanta, Inc.	(1,691)	(239,107)	(28.8)
Nu Skin Enterprises, Inc., Class A	(8,748)	(334,086)	(40.3)
Nuvation Bio, Inc.	(4,406)	(9,693)	(1.2)
ODP Corp.	(15,885)	(628,569)	(75.7)
Offerpad Solutions, Inc.	(57,686)	(56,215)	(6.8)
Office Properties Income Trust	(2,774)	(42,442)	(5.1)
O-I Glass, Inc.	(17,300)	(282,163)	(34.0)
Olo, Inc., Class A	(28,755)	(253,332)	(30.5)
One Liberty Properties, Inc.	(7,793)	(175,654)	(21.2)
OneSpan, Inc.	(11,604)	(127,528)	(15.4)
Open Lending Corp., Class A	(4,562)	(32,710)	(3.9)
Opendoor Technologies, Inc.	(41,365)	(107,135)	(12.9)
Oportun Financial Corp.	(2,506)	(13,783)	(1.7)
OptimizeRx Corp.	(1,328)	(20,471)	(2.5)
OraSure Technologies, Inc.	(2,264)	(9,871)	(1.2)
Orion Office REIT, Inc.	(28,732)	(269,219)	(32.4)
Ouster, Inc.	(63,588)	(79,485)	(9.6)
Outset Medical, Inc.	(29,760)	(462,470)	(55.7)
Owens & Minor, Inc.	(8,347)	(141,899)	(17.1)
PAR Technology Corp.	(3,135)	(90,225)	(10.9)
Paragon 28, Inc.	(1,492)	(29,795)	(3.6)
Parsons Corp.	(12,844)	(602,127)	(72.5)
Party City Holdco, Inc.	(63,360)	(107,078)	(12.9)
Patterson Cos., Inc.	(15,770)	(409,547)	(49.3)
Pegasystems, Inc.	(397)	(14,772)	(1.8)
PennyMac Mortgage Investment Trust	(2,519)	(34,939)	(4.2)
Perdoceo Education Corp.	(8,574)	(98,001)	(11.8)
Perella Weinberg Partners	(31,132)	(245,320)	(29.6)
Phathom Pharmaceuticals, Inc.	(2,327)	(24,666)	(3.0)
Piedmont Lithium, Inc.	(1,003)	(62,407)	(7.5)
Piedmont Office Realty Trust, Inc., Class A	(60,821)	(635,579)	(76.6)
Pitney Bowes, Inc.	(31,877)	(99,137)	(11.9)
PJT Partners, Inc., Class A	(445)	(33,108)	(4.0)
Planet Labs PBC	(45,780)	(240,345)	(29.0)
Plexus Corp.	(8,572)	(843,485)	(101.6)
Plymouth Industrial REIT, Inc.	(18,658)	(344,054)	(41.5)
Porch Group, Inc.	(10,473)	(14,243)	(1.7)
Portillo’s, Inc., Class A	(8,222)	(176,280)	(21.2)
PRA Group, Inc.	(1,699)	(56,917)	(6.9)
Praxis Precision Medicines, Inc.	(23,323)	(45,946)	(5.5)

Security	Shares	Value	% of Basket Value

United States (continued)
Premier, Inc., Class A	(12,513)	$(436,453)	(52.6)%
PriceSmart, Inc.	(2,240)	(143,293)	(17.3)
ProAssurance Corp.	(8,088)	(179,634)	(21.6)
PROCEPT BioRobotics Corp.	(1,925)	(87,453)	(10.5)
Progress Software Corp.	(8,978)	(458,147)	(55.2)
Prometheus Biosciences, Inc.	(1,719)	(90,282)	(10.9)
Proterra, Inc.	(94,257)	(588,164)	(70.9)
Provention Bio, Inc.	(72,162)	(500,804)	(60.3)
PubMatic, Inc., Class A	(8,605)	(149,727)	(18.0)
Pulmonx Corp.	(12,278)	(164,034)	(19.8)
Purple Innovation, Inc.	(153,609)	(540,704)	(65.1)
Quotient Technology, Inc.	(47,377)	(116,547)	(14.0)
Rackspace Technology, Inc.	(91,631)	(471,900)	(56.9)
Ranger Oil Corp., Class A	(2,244)	(91,780)	(11.1)
RAPT Therapeutics, Inc.	(301)	(6,568)	(0.8)
Ready Capital Corp.	(26,065)	(315,908)	(38.1)
RealReal, Inc.	(68,269)	(115,375)	(13.9)
REC Silicon ASA	(38,379)	(73,736)	(8.9)
Recursion Pharmaceuticals, Inc., Class A	(31,715)	(334,593)	(40.3)
Relay Therapeutics, Inc.	(2,606)	(57,905)	(7.0)
Reliance Worldwide Corp. Ltd.	(37,171)	(76,371)	(9.2)
Relmada Therapeutics, Inc.	(8,999)	(57,504)	(6.9)
Rent-A-Center, Inc.	(16,484)	(343,691)	(41.4)
Resideo Technologies, Inc.	(15,989)	(377,660)	(45.5)
Retail Opportunity Investments Corp.	(3,695)	(53,504)	(6.4)
REV Group, Inc.	(29,872)	(410,441)	(49.4)
Revance Therapeutics, Inc.	(3,999)	(89,218)	(10.7)
Reynolds Consumer Products, Inc.	(14,725)	(449,702)	(54.2)
Rimini Street, Inc.	(38,355)	(215,172)	(25.9)
Riot Blockchain, Inc.	(35,875)	(247,179)	(29.8)
RLI Corp.	(6,927)	(900,995)	(108.6)
Rocket Lab USA, Inc.	(106,371)	(541,428)	(65.2)
Roivant Sciences Ltd.	(3,777)	(19,414)	(2.3)
Rover Group, Inc.	(29,783)	(130,747)	(15.8)
Rush Street Interactive, Inc.	(21,761)	(90,308)	(10.9)
Safety Insurance Group, Inc.	(9,507)	(826,634)	(99.6)
Sally Beauty Holdings, Inc.	(7,154)	(90,927)	(11.0)
Sanmina Corp.	(11,581)	(649,115)	(78.2)
Saul Centers, Inc.	(357)	(14,619)	(1.8)
Schnitzer Steel Industries, Inc., Class A	(1,159)	(31,281)	(3.8)
Scholar Rock Holding Corp.	(1,469)	(14,337)	(1.7)
Schrodinger, Inc.	(4,442)	(106,475)	(12.8)
Schweitzer-Mauduit International, Inc.	(23,033)	(546,803)	(65.9)
Seaboard Corp.	(140)	(524,493)	(63.2)
Seer, Inc.	(28,783)	(225,371)	(27.2)
Selectquote, Inc.	(85,669)	(57,741)	(7.0)
Sema4 Holdings Corp.	(73,073)	(75,265)	(9.1)
Seres Therapeutics, Inc.	(1,462)	(12,953)	(1.6)
ServisFirst Bancshares, Inc.	(331)	(24,934)	(3.0)
SES AI Corp.	(25,718)	(154,565)	(18.6)
Shenandoah Telecommunications Co.	(5,356)	(121,367)	(14.6)
Shoe Carnival, Inc.	(6,438)	(154,383)	(18.6)
SI-BONE, Inc.	(13,534)	(263,101)	(31.7)
Silgan Holdings, Inc.	(73,991)	(3,504,214)	(422.2)
Silk Road Medical, Inc.	(1,429)	(62,990)	(7.6)
Silvergate Capital Corp., Class A	(661)	(37,518)	(4.5)
Simmons First National Corp., Class A	(12,959)	(309,331)	(37.3)
Sinclair Broadcast Group, Inc., Class A	(4,562)	(81,249)	(9.8)
SiTime Corp.	(452)	(40,594)	(4.9)
SJW Group	(2,511)	(177,477)	(21.4)
Skillsoft Corp.	(5,289)	(9,467)	(1.1)
Skillz, Inc.	(121,301)	(124,940)	(15.1)

S C H E D U L E O F I N V E S T M E N T S	89

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
SmartRent, Inc.	(2,117)	$(5,822)	(0.7)%
Snap One Holdings Corp.	(2,305)	(27,476)	(3.3)
Solid Power, Inc.	(65,429)	(367,057)	(44.2)
SomaLogic, Inc.	(79,406)	(275,539)	(33.2)
Sonic Automotive, Inc., Class A	(152)	(7,106)	(0.9)
Sonos, Inc.	(1,047)	(16,878)	(2.0)
Southside Bancshares, Inc.	(4,277)	(146,444)	(17.6)
Sovos Brands, Inc.	(3,472)	(48,122)	(5.8)
SpringWorks Therapeutics, Inc.	(4,148)	(99,593)	(12.0)
Sprinklr, Inc., Class A	(9,072)	(83,916)	(10.1)
Sprout Social, Inc., Class A	(1,590)	(95,925)	(11.6)
Stem, Inc.	(28,377)	(385,927)	(46.5)
Stepan Co.	(3,160)	(330,030)	(39.8)
StepStone Group, Inc., Class A	(8,995)	(265,532)	(32.0)
Stericycle, Inc.	(5,981)	(266,633)	(32.1)
Sterling Construction Co., Inc.	(4,848)	(130,848)	(15.8)
Stock Yards Bancorp, Inc.	(3,565)	(278,747)	(33.6)
StoneX Group, Inc.	(198)	(18,477)	(2.2)
Strategic Education, Inc.	(234)	(16,146)	(1.9)
Stride, Inc.	(3,243)	(108,673)	(13.1)
Sumo Logic, Inc.	(16,541)	(127,531)	(15.4)
Sun Country Airlines Holdings, Inc.	(9,893)	(161,058)	(19.4)
Sunstone Hotel Investors, Inc.	(13,762)	(153,446)	(18.5)
Talos Energy, Inc.	(2,475)	(52,668)	(6.3)
TaskUS, Inc., Class A	(11,233)	(226,794)	(27.3)
Tejon Ranch Co.	(2,869)	(48,601)	(5.9)
Telephone and Data Systems, Inc.	(1,188)	(20,196)	(2.4)
Telos Corp.	(15,138)	(160,463)	(19.3)
Tennant Co.	(3,120)	(181,740)	(21.9)
Terex Corp.	(4,592)	(186,160)	(22.4)
TFS Financial Corp.	(19,819)	(278,457)	(33.5)
ThredUp, Inc., Class A	(123,841)	(152,324)	(18.4)
Thryv Holdings, Inc.	(6,954)	(142,279)	(17.1)
TimkenSteel Corp.	(2,247)	(39,188)	(4.7)
Towne Bank	(982)	(32,347)	(3.9)
TPG, Inc.	(7,464)	(229,518)	(27.7)
Traeger, Inc.	(23,197)	(96,268)	(11.6)
TransMedics Group, Inc.	(5,452)	(262,895)	(31.7)
Treace Medical Concepts, Inc.	(2,191)	(53,636)	(6.5)
Tredegar Corp.	(64,120)	(698,267)	(84.1)
TreeHouse Foods, Inc.	(3,484)	(175,036)	(21.1)
TriCo Bancshares	(4,713)	(272,930)	(32.9)
Trinseo PLC	(11,169)	(210,201)	(25.3)
Triumph Group, Inc.	(2,691)	(24,354)	(2.9)
Trustmark Corp.	(8,058)	(294,681)	(35.5)
TTM Technologies, Inc.	(15,741)	(240,995)	(29.0)
Tupperware Brands Corp.	(38,767)	(299,669)	(36.1)
Twist Bioscience Corp.	(6,772)	(222,325)	(26.8)
Two Harbors Investment Corp.	(98,922)	(352,162)	(42.4)
Ultra Clean Holdings, Inc.	(1,710)	(53,198)	(6.4)
UMB Financial Corp.	(975)	(81,140)	(9.8)
UMH Properties, Inc.	(2,624)	(46,025)	(5.5)
UniFirst Corp.	(4,945)	(909,929)	(109.6)
Unisys Corp.	(24,098)	(204,833)	(24.7)
United Community Banks, Inc.	(19,750)	(760,375)	(91.6)
United Natural Foods, Inc.	(12,455)	(528,217)	(63.6)
Uniti Group, Inc.	(64,623)	(501,475)	(60.4)
Universal Corp.	(7,243)	(366,568)	(44.2)

Security	Shares	Value	% of Basket Value

United States (continued)
Universal Health Realty Income Trust	(5,316)	$(258,730)	(31.2)%
Uranium Energy Corp.	(85,524)	(360,056)	(43.4)
Urstadt Biddle Properties, Inc., Class A	(8,123)	(152,225)	(18.3)
Vaxart, Inc.	(74,630)	(124,632)	(15.0)
Velodyne Lidar, Inc.	(197,401)	(194,934)	(23.5)
Vera Therapeutics, Inc.	(1,691)	(31,520)	(3.8)
Vericel Corp.	(1,157)	(31,100)	(3.7)
Veritiv Corp.	(325)	(37,785)	(4.6)
Veritone, Inc.	(14,559)	(107,882)	(13.0)
Verra Mobility Corp.	(14,589)	(249,034)	(30.0)
Vesync Co. Ltd.	(42,000)	(11,193)	(1.3)
ViaSat, Inc.	(6,742)	(276,152)	(33.3)
Victoria’s Secret & Co.	(17,666)	(664,242)	(80.0)
Vimeo, Inc.	(16,200)	(61,560)	(7.4)
Viridian Therapeutics, Inc.	(5,118)	(101,848)	(12.3)
Vista Outdoor, Inc.	(5,742)	(166,748)	(20.1)
Vivint Smart Home, Inc.	(12,071)	(92,343)	(11.1)
Vobile Group Ltd.	(168,000)	(40,048)	(4.8)
Volta, Inc.	(23,515)	(26,102)	(3.1)
W&T Offshore, Inc.	(9,307)	(70,640)	(8.5)
WD-40 Co.	(2,811)	(450,210)	(54.2)
Werner Enterprises, Inc.	(2,740)	(107,408)	(12.9)
WesBanco, Inc.	(1,188)	(48,043)	(5.8)
Westamerica BanCorp	(1,853)	(116,239)	(14.0)
WeWork, Inc., Class A	(118,015)	(303,299)	(36.5)
Wheels Up Experience, Inc.	(71,976)	(127,398)	(15.3)
White Mountains Insurance Group Ltd.	(983)	(1,392,075)	(167.7)
WideOpenWest, Inc.	(5,356)	(73,431)	(8.8)
Wolverine World Wide, Inc.	(13,511)	(231,443)	(27.9)
Workhorse Group, Inc.	(324,190)	(875,313)	(105.5)
World Acceptance Corp.	(190)	(15,432)	(1.9)
Worthington Industries, Inc.	(1,723)	(81,946)	(9.9)
WSFS Financial Corp.	(8,272)	(385,144)	(46.4)
WW International, Inc.	(30,516)	(137,932)	(16.6)
Xenia Hotels & Resorts, Inc.	(8,762)	(149,655)	(18.0)
XPEL, Inc.	(117)	(8,095)	(1.0)
Zentalis Pharmaceuticals, Inc.	(10,871)	(272,753)	(32.9)

		(118,484,041)

Preferred Stocks

Germany
Einhell Germany AG	(174)	(23,861)	(2.9)
Jungheinrich AG	(6,660)	(165,508)	(19.9)

Rights

Switzerland
Meyer Burger Technology AG (Expires 11/16/22, Strike Price CHF 0.27)	(61,343)	—	0.0

United Kingdom
Avacta Group PLC, (Expires 11/15/22)	(277)	(98)	(0.0)

90	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United Kingdom (continued)

Warrants

Australia
PointsBet Holdings Ltd. (Issued/Exercisable 06/20/22, 1 Share for 1 Warrant, Expires 07/08/24, Strike Price AUD 10.00)	(9,593)	$(0)	0.0%

Total Reference Entity — Short		(205,465,815)

Net Value of Reference Entity — Goldman Sachs & Co.		$830,033

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Goldman Sachs & Co. as of period end, termination dates February 27, 2023 and February 28, 2023:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Argentina
MercadoLibre, Inc.	669	$603,184	(42.3)%

Australia
AGL Energy Ltd.	100,553	438,088	(30.7)
Allkem Ltd.	14,754	136,322	(9.6)
Alumina Ltd.	31,169	26,938	(1.9)
Aristocrat Leisure Ltd.	13,864	329,075	(23.1)
ASX Ltd.	1,528	66,206	(4.6)
Aurizon Holdings Ltd.	47,958	111,136	(7.8)
Australia & New Zealand Banking Group Ltd.	29,985	491,266	(34.5)
Bank of Queensland Ltd.	21,610	101,768	(7.1)
Bendigo & Adelaide Bank Ltd.	7,059	40,749	(2.9)
Boral Ltd.	152,032	280,130	(19.7)
carsales.com Ltd.	8,770	113,605	(8.0)
Challenger Ltd.	28,609	128,550	(9.0)
Charter Hall Group	21,621	179,473	(12.6)
Coles Group Ltd.	1,121	11,721	(0.8)
Commonwealth Bank of Australia	374	25,076	(1.8)
CSR Ltd.	35,462	105,048	(7.4)
Deterra Royalties Ltd.	36,802	96,566	(6.8)
Domain Holdings Australia Ltd.	12,250	26,107	(1.8)
Domino’s Pizza Enterprises Ltd.	3,065	124,971	(8.8)
Flight Centre Travel Group Ltd.	10,081	107,295	(7.5)
Goodman Group	62,646	681,633	(47.8)
GPT Group	23,095	63,825	(4.5)
Harvey Norman Holdings Ltd.	30,878	82,144	(5.8)
IGO Ltd.	25,537	249,751	(17.5)
Iluka Resources Ltd.	44,760	247,994	(17.4)
Insignia Financial Ltd.	244,212	492,307	(34.6)
Magellan Financial Group Ltd.	12,642	80,161	(5.6)
Medibank Pvt Ltd.	15,467	27,851	(2.0)
Metcash Ltd.	141,637	371,815	(26.1)
Mineral Resources Ltd.	3,555	166,665	(11.7)
Mirvac Group	88,790	117,644	(8.3)
National Australia Bank Ltd.	6,987	145,134	(10.2)
Orora Ltd.	73,054	141,763	(9.9)
OZ Minerals Ltd.	4,465	69,136	(4.8)
Perpetual Ltd.	7,359	117,267	(8.2)
Pilbara Minerals Ltd.	47,614	154,757	(10.9)
Platinum Asset Management Ltd.	113,256	129,660	(9.1)

Security	Shares	Value	% of Basket Value

Australia (continued)
Pro Medicus Ltd.	3,571	$127,225	(8.9)%
REA Group Ltd.	1,634	126,645	(8.9)
Scentre Group	22,326	41,549	(2.9)
SEEK Ltd.	14,750	203,047	(14.2)
Shopping Centres Australasia Property Group	23,934	41,686	(2.9)
South32 Ltd.	190,133	436,216	(30.6)
Star Entertainment Group Ltd.	88,278	166,062	(11.7)
Steadfast Group Ltd.	14,124	45,758	(3.2)
Stockland	230,716	531,592	(37.3)
Telstra Group Ltd.	350,868	879,776	(61.8)
Treasury Wine Estates Ltd.	4,489	37,199	(2.6)
Wesfarmers Ltd.	5,150	149,448	(10.5)
Westpac Banking Corp.	33,359	515,095	(36.2)
WiseTech Global Ltd.	255	9,431	(0.7)

		9,590,326

Austria
Andritz AG	1,500	69,715	(4.9)
Erste Group Bank AG	3,364	82,905	(5.8)
Raiffeisen Bank International AG	16,697	232,209	(16.3)

		384,829

Belgium
Ackermans & van Haaren NV	5,057	704,549	(49.5)
Anheuser-Busch InBev SA	8,941	447,232	(31.4)
Elia Group SA	278	35,148	(2.5)
Etablissements Franz Colruyt NV	420	10,124	(0.7)
Solvay SA	4,022	362,949	(25.5)
Umicore SA	2,053	67,679	(4.7)
Warehouses De Pauw CVA.	11,949	306,682	(21.5)

		1,934,363

Bermuda
Axis Capital Holdings Ltd.	6,026	329,441	(23.1)
Hiscox Ltd.	14,034	144,574	(10.2)
RenaissanceRe Holdings Ltd.	7,666	1,185,777	(83.2)
Triton International Ltd.	1,101	66,820	(4.7)

		1,726,612

Canada
Air Canada	7,823	112,606	(7.9)
Alamos Gold, Inc., Class A	10,911	86,096	(6.1)
Algonquin Power & Utilities Corp.	4,694	51,958	(3.7)
ARC Resources Ltd.	22,932	322,851	(22.7)
Bank of Montreal	748	68,900	(4.8)
Bank of Nova Scotia	11,413	551,654	(38.7)
Barrick Gold Corp.	25,273	380,111	(26.7)
Bombardier, Inc., Class B	2,764	81,174	(5.7)
Brookfield Infrastructure Corp., Class A	9,413	406,134	(28.5)
BRP, Inc.	1,289	86,186	(6.1)
CAE, Inc.	6,716	128,173	(9.0)
Canada Goose Holdings, Inc.	13,700	224,132	(15.7)
Canadian Imperial Bank of Commerce	4,887	221,939	(15.6)
Canadian Natural Resources Ltd.	5,893	353,446	(24.8)
Canadian Tire Corp.. Ltd., Class A	693	77,670	(5.5)
Capital Power Corp.	1,690	56,567	(4.0)
Cargojet, Inc.	1,480	144,268	(10.1)
CGI, Inc.	2,611	210,321	(14.8)
Colliers International Group, Inc.	769	72,173	(5.1)
Crescent Point Energy Corp.	87,135	681,167	(47.8)
Descartes Systems Group, Inc.	4,591	316,772	(22.2)
Emera, Inc.	200	7,412	(0.5)
Enbridge, Inc.	24,984	973,429	(68.3)

S C H E D U L E O F I N V E S T M E N T S	91

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Canada (continued)
First Capital Real Estate Investment Trust	1,540	$17,917	(1.3)%
First Majestic Silver Corp.	3,466	29,156	(2.1)
First Quantum Minerals Ltd.	966	17,039	(1.2)
FirstService Corp.	3,268	408,539	(28.7)
George Weston Ltd.	2,696	296,741	(20.8)
GFL Environmental, Inc.	16,163	436,241	(30.6)
Gibson Energy, Inc.	7,938	135,471	(9.5)
Great-West Lifeco, Inc.	6,684	154,742	(10.9)
Hydro One Ltd.	7,936	198,990	(14.0)
IGM Financial, Inc.	6,499	173,978	(12.2)
Imperial Oil Ltd.	7,491	407,500	(28.6)
Ivanhoe Mines Ltd., Class A	27,580	191,310	(13.4)
Keyera Corp.	17,303	370,865	(26.0)
Kinaxis, Inc.	3,686	393,424	(27.6)
Kinross Gold Corp.	24,828	90,028	(6.3)
Lithium Americas Corp.	5,423	134,943	(9.5)
Lululemon Athletica, Inc.	2,638	868,008	(60.9)
Lundin Mining Corp.	2,815	14,753	(1.0)
Methanex Corp.	409	14,275	(1.0)
NexGen Energy Ltd.	20,883	87,680	(6.2)
Northland Power, Inc.	2,602	75,710	(5.3)
Parex Resources, Inc.	7,633	116,427	(8.2)
RioCan Real Estate Investment Trust	9,414	134,125	(9.4)
Royal Bank of Canada	10,442	966,135	(67.8)
Stantec, Inc.	2,891	141,457	(9.9)
TC Energy Corp.	551	24,202	(1.7)
Teck Resources Ltd.	21,215	645,786	(45.3)
TELUS Corp.	24,170	504,743	(35.4)
Toronto-Dominion Bank	2,266	145,023	(10.2)
Tourmaline Oil Corp.	8,143	458,808	(32.2)
Wheaton Precious Metals Corp.	5,626	184,058	(12.9)
Whitecap Resources, Inc.	2,625	20,347	(1.4)
WSP Global, Inc.	4,703	578,023	(40.6)

		14,051,583

China
Budweiser Brewing Co. APAC Ltd.	229,900	483,876	(34.0)
Chow Tai Fook Jewellery Group Ltd.	46,000	78,756	(5.5)
NXP Semiconductors NV	1,980	289,238	(20.3)

		851,870

Denmark
AP Moller - Maersk A/S, Class A	12	24,008	(1.7)
AP Moller - Maersk A/S, Class B	49	102,370	(7.2)
Coloplast A/S, Class B	1,751	195,184	(13.7)
Demant A/S	6,311	172,336	(12.1)
DSV A/S	117	15,810	(1.1)
Genmab A/S	178	68,567	(4.8)
GN Store Nord A/S	829	17,618	(1.2)
H Lundbeck A/S	12,036	45,035	(3.2)
Novo Nordisk A/S, Class B	1,551	168,642	(11.8)
Novozymes A/S, B Shares	5,227	274,368	(19.3)
SimCorp A/S	2,027	121,034	(8.5)
Tryg A/S	7,066	152,832	(10.7)
Vestas Wind Systems A/S	2,346	46,248	(3.3)

		1,404,052

Finland
Kone OYJ, Class B	6,455	264,305	(18.6)
Nokia OYJ	116,084	515,867	(36.2)
Nokian Renkaat OYJ	34,676	391,035	(27.5)
Outokumpu OYJ	77,433	310,767	(21.8)

Security	Shares	Value	% of Basket Value

Finland (continued)
Stora Enso OYJ	2,540	$33,119	(2.3)%
Valmet OYJ	2,003	45,555	(3.2)
Wartsila OYJ Abp	29,774	202,977	(14.2)

		1,763,625

France
Accor SA	45,224	1,083,633	(76.1)
Air France-KLM	202,251	265,942	(18.7)
Air Liquide SA	11,059	1,446,669	(101.5)
ALD SA	78,505	837,576	(58.8)
Bouygues SA	10,316	294,327	(20.7)
Carrefour SA	98,273	1,581,748	(111.0)
Cie de Saint-Gobain	16,693	682,425	(47.9)
Cie Generale des Etablissements Michelin SCA	7,540	192,150	(13.5)
Danone SA	10,734	533,474	(37.4)
Dassault Aviation SA	249	36,981	(2.6)
Dassault Systemes SE	4,897	164,141	(11.5)
Edenred	4,469	229,109	(16.1)
Eiffage SA	3,855	348,576	(24.5)
Engie SA	106,989	1,390,146	(97.6)
Eramet SA	980	64,201	(4.5)
Eurazeo SE	10,301	587,831	(41.3)
Faurecia SE	21,259	317,377	(22.3)
Gecina SA	4,520	402,976	(28.3)
Hermes International	1,115	1,443,239	(101.3)
ICADE.	9,739	362,280	(25.4)
Ipsen SA	220	22,609	(1.6)
Klepierre SA	21,654	435,208	(30.5)
La Francaise des Jeux SAEM.	8,491	276,710	(19.4)
Legrand SA	2,337	178,090	(12.5)
Neoen SA	440	15,347	(1.1)
Nexans SA	402	37,538	(2.6)
Orange SA	21,159	201,601	(14.2)
Pernod Ricard SA	826	144,972	(10.2)
Publicis Groupe SA	1,626	91,063	(6.4)
Remy Cointreau SA	6,081	930,015	(65.3)
Renault SA	11,385	350,535	(24.6)
Rexel SA	6,081	108,517	(7.6)
Schneider Electric SE	7,127	901,254	(63.3)
Societe Generale SA	54,600	1,252,361	(87.9)
Teleperformance	246	65,911	(4.6)
Thales SA	2,880	366,278	(25.7)
Ubisoft Entertainment SA	3,194	87,630	(6.1)
VInci SA	28,071	2,583,569	(181.4)
Wendel SE	5,629	440,762	(30.9)

		20,754,771

Germany
1&1 AG	6,591	86,828	(6.1)
AIXTRON SE	2,594	63,744	(4.5)
Bayerische Motoren Werke AG	14,431	1,132,716	(79.5)
Beiersdorf AG	3,344	321,008	(22.5)
Commerzbank AG	32,614	260,576	(18.3)
Daimler Truck Holding AG	3,217	85,806	(6.0)
Deutsche Bank AG	54,156	516,201	(36.2)
Deutsche Telekom AG, Registered Shares	53,250	1,005,120	(70.6)
E.ON SE	64,083	536,630	(37.7)
Encavis AG	3,636	67,694	(4.7)
Evonik Industries AG	8,351	153,840	(10.8)
Fraport AG Frankfurt Airport Services Worldwide	2,069	79,710	(5.6)
Freenet AG	24,438	480,358	(33.7)
HelloFresh SE	1,391	27,805	(1.9)

92	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Germany (continued)
Hochtief AG	9,287	$493,362	(34.6)%
K&S AG, Registered Shares	5,326	117,593	(8.3)
Knorr-Bremse AG	2,988	134,522	(9.4)
LEG Immobilien SE	798	52,097	(3.7)
Mercedes-Benz Group AG	1,196	69,226	(4.9)
Nemetschek SE	3,765	179,504	(12.6)
Nordex SE	17,828	166,195	(11.7)
ProSiebenSat.1 Media SE	1,877	12,755	(0.9)
Puma SE	581	25,686	(1.8)
Rational AG	384	216,461	(15.2)
Rheinmetall AG	71	11,541	(0.8)
RWE AG	11,124	428,220	(30.1)
Scout24 SE	5,550	284,409	(20.0)
Siemens AG, Registered Shares	2,013	219,838	(15.4)
Talanx AG	7,556	283,761	(19.9)
TeamViewer AG	2,955	28,377	(2.0)
Traton SE	2,734	34,095	(2.4)
Vantage Towers AG	1,892	53,212	(3.7)
VERBIO Vereinigte BioEnergie AG	316	24,892	(1.7)
Volkswagen AG	1,148	196,230	(13.8)
Wacker Chemie AG	1,532	178,364	(12.5)

		8,028,376

Hong Kong
AIA Group Ltd.	91,400	692,336	(48.6)
ASMPT Ltd.	17,500	96,259	(6.8)
Bank of East Asia Ltd.	155,200	148,741	(10.4)
Cafe de Coral Holdings Ltd.	60,000	70,022	(4.9)
Cathay Pacific Airways Ltd.	285,000	258,446	(18.1)
Dah Sing Banking Group Ltd.	216,000	128,793	(9.0)
DFI Retail Group Holdings Ltd.	50,100	112,319	(7.9)
First Pacific Co. Ltd.	310,000	82,090	(5.8)
Haitong International Securities Group Ltd.	53,900	3,912	(0.3)
Hang Lung Group Ltd.	7,000	9,080	(0.6)
Hang Lung Properties Ltd.	58,000	72,962	(5.1)
HK Electric Investments & HK Electric Investments Ltd.	196,000	124,619	(8.8)
Hysan Development Co. Ltd.	6,000	13,078	(0.9)
Link REIT	61,800	365,276	(25.6)
New World Development Co. Ltd.	5,000	10,227	(0.7)
Pacific Basin Shipping Ltd.	98,000	23,726	(1.7)
Shangri-La Asia Ltd.	18,000	9,960	(0.7)
SITC International Holdings Co. Ltd.	72,000	117,921	(8.3)
SJM Holdings Ltd.	323,000	100,792	(7.1)
Swire Pacific Ltd., Class A	54,000	358,209	(25.1)
Swire Properties Ltd.	112,800	216,792	(15.2)
United Energy Group Ltd.	2,804,000	271,270	(19.0)
WH Group Ltd.	75,000	37,876	(2.7)
Xinyi Glass Holdings Ltd.	87,000	111,809	(7.9)
Yue Yuen Industrial Holdings Ltd.	176,500	179,438	(12.6)

		3,615,953

Ireland
Accenture PLC, Class A	1,547	439,193	(30.8)
Adient PLC	21,370	747,523	(52.5)
Alkermes PLC	4,736	107,507	(7.5)
Allegion PLC	3,410	357,266	(25.1)
Bank of Ireland Group PLC	2,468	17,771	(1.2)
Experian PLC	9,065	289,040	(20.3)
Flutter Entertainment PLC	858	113,315	(8.0)
Glanbia PLC	20,904	241,426	(16.9)

Security	Shares	Value	% of Basket Value

Ireland (continued)
Icon PLC	2,064	$408,342	(28.7)%
James Hardie Industries PLC	2,651	57,879	(4.1)
Kingspan Group PLC	4,036	203,482	(14.3)
Medtronic PLC	8,777	766,583	(53.8)

		3,749,327

Israel
Airport City Ltd.	2,114	35,002	(2.5)
Alony Hetz Properties & Investments Ltd.	3,396	39,832	(2.8)
Amot Investments Ltd.	24,923	150,764	(10.6)
Bezeq The Israeli Telecommunication Corp. Ltd.	527,183	933,238	(65.5)
Big Shopping Centers Ltd.	462	51,804	(3.6)
CyberArk Software Ltd.	224	35,148	(2.5)
Elbit Systems Ltd.	333	67,378	(4.7)
Gav-Yam Lands Corp. Ltd.	7,600	64,456	(4.5)
Harel Insurance Investments & Financial Services Ltd.	5,946	57,236	(4.0)
Israel Corp. Ltd.	292	126,393	(8.9)
Melisron Ltd.	1,532	113,665	(8.0)
Nova Measuring Instruments Ltd.	3,748	276,265	(19.4)
OPC Energy Ltd.	9,861	121,243	(8.5)
Phoenix Holdings Ltd.	18,261	197,805	(13.9)
SolarEdge Technologies, Inc.	1,689	388,521	(27.3)
Teva Pharmaceutical Industries Ltd., ADR	42,051	375,095	(26.3)
Wix.com Ltd.	2,710	227,911	(16.0)

		3,261,756

Italy
Amplifon SpA	1,258	31,254	(2.2)
Atlantia SpA	17,391	387,950	(27.2)
Azimut Holding SpA	6,053	97,466	(6.8)
Banca Mediolanum SpA	30,582	228,812	(16.1)
Buzzi Unicem SpA	6,119	101,556	(7.1)
Davide Campari-Milano NV	70,667	634,612	(44.6)
De’ Longhi SpA	3,500	60,388	(4.2)
Enel SpA	329,797	1,473,318	(103.4)
Ferrari NV	37	7,294	(0.5)
Italgas SpA	19,781	101,917	(7.2)
Leonardo SpA	3,801	30,537	(2.1)
Moncler SpA	1,633	70,454	(5.0)
Pirelli & C SpA	4,462	16,831	(1.2)
PRADA SpA	176,400	803,651	(56.4)
Reply SpA	4,107	446,733	(31.4)
UnipolSai Assicurazioni SpA	48,937	110,342	(7.7)

		4,603,115

Japan
ABC-Mart, Inc.	1,800	80,231	(5.6)
Acom Co. Ltd.	71,200	155,547	(10.9)
Activia Properties, Inc.	18	53,317	(3.7)
AEON Financial Service Co. Ltd.	15,200	148,756	(10.4)
Aica Kogyo Co. Ltd.	1,700	36,537	(2.6)
Alfresa Holdings Corp.	22,000	253,283	(17.8)
Amada Co. Ltd.	90,500	636,538	(44.7)
Amano Corp.	3,800	65,027	(4.6)
ANA Holdings, Inc.	5,100	99,137	(7.0)
Anritsu Corp.	25,800	259,674	(18.2)
Aozora Bank Ltd.	16,400	282,109	(19.8)
Asahi Group Holdings Ltd.	14,200	397,326	(27.9)
Asahi Kasei Corp.	2,500	16,030	(1.1)
Astellas Pharma, Inc.	16,700	230,430	(16.2)
Azbil Corp.	7,400	201,100	(14.1)

S C H E D U L E O F I N V E S T M E N T S	93

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
AZ-COM MARUWA Holdings, Inc.	13,400	$127,322	(8.9)%
Bandai Namco Holdings, Inc.	1,100	72,713	(5.1)
BayCurrent Consulting, Inc.	6,000	168,343	(11.8)
Benesse Holdings, Inc.	32,600	480,931	(33.8)
Calbee, Inc.	7,500	150,653	(10.6)
Capcom Co. Ltd.	6,900	191,923	(13.5)
Chubu Electric Power Co., Inc.	2,400	19,536	(1.4)
Chugai Pharmaceutical Co. Ltd.	2,500	57,930	(4.1)
Chugin Financial Group, Inc.	10,000	60,280	(4.2)
Chugoku Electric Power Co., Inc.	34,400	161,390	(11.3)
Coca-Cola Bottlers Japan Holdings, Inc.	35,800	323,451	(22.7)
COMSYS Holdings Corp.	55,000	901,058	(63.3)
Cosmo Energy Holdings Co. Ltd.	4,800	123,645	(8.7)
Cosmos Pharmaceutical Corp.	4,000	386,859	(27.2)
Daifuku Co. Ltd.	6,100	279,227	(19.6)
Daito Trust Construction Co. Ltd.	600	59,414	(4.2)
Daiwa House Industry Co. Ltd.	15,900	320,343	(22.5)
DeNA Co. Ltd.	5,800	75,646	(5.3)
Dentsu Group, Inc.	18,900	587,854	(41.3)
Disco Corp.	500	119,590	(8.4)
DMG Mori Co. Ltd.	50,400	583,260	(40.9)
East Japan Railway Co.	3,000	159,856	(11.2)
Ebara Corp.	9,800	318,423	(22.4)
Electric Power Development Co. Ltd.	2,300	31,988	(2.2)
EXEO Group, Inc.	35,000	512,804	(36.0)
FP Corp.	12,700	302,139	(21.2)
Fuji Media Holdings, Inc.	6,600	45,904	(3.2)
FUJIFILM Holdings Corp.	10,500	480,374	(33.7)
Fujikura Ltd.	2,300	13,618	(1.0)
Fujitsu Ltd.	5,200	598,304	(42.0)
Furukawa Electric Co. Ltd.	12,700	195,934	(13.8)
GMO Payment Gateway, Inc.	3,100	222,908	(15.6)
H.U. Group Holdings, Inc.	15,800	294,114	(20.6)
Hamamatsu Photonics KK	1,700	76,910	(5.4)
Hirose Electric Co. Ltd.	1,000	129,721	(9.1)
Hisamitsu Pharmaceutical Co., Inc.	13,100	323,199	(22.7)
Hitachi Construction Machinery Co. Ltd.	15,000	293,460	(20.6)
Honda Motor Co. Ltd.	22,800	519,896	(36.5)
Hulic Co. Ltd.	5,900	42,860	(3.0)
Information Services International-Dentsu Ltd.	3,700	113,163	(7.9)
INFRONEER Holdings, Inc.	17,200	119,236	(8.4)
Internet Initiative Japan, Inc.	5,600	87,900	(6.2)
ITOCHU Corp.	18,600	480,708	(33.7)
Itochu Techno-Solutions Corp.	10,300	238,793	(16.8)
Izumi Co. Ltd.	2,700	54,467	(3.8)
J Front Retailing Co. Ltd.	30,800	248,957	(17.5)
Japan Exchange Group, Inc.	2,800	36,797	(2.6)
Japan Post Bank Co. Ltd.	35,200	234,542	(16.5)
Japan Prime Realty Investment Corp.	75	203,688	(14.3)
Japan Tobacco, Inc.	115,000	1,925,954	(135.2)
Kajima Corp.	16,000	150,611	(10.6)
Kakaku.com, Inc.	7,400	125,156	(8.8)
Kamigumi Co. Ltd.	26,800	509,647	(35.8)
Kandenko Co. Ltd.	35,400	198,981	(14.0)
Kansai Electric Power Co., Inc.	1,300	9,848	(0.7)
Keisei Electric Railway Co. Ltd.	5,300	140,673	(9.9)
Kewpie Corp.	12,900	203,657	(14.3)
Kinden Corp.	59,800	608,487	(42.7)
Kintetsu Group Holdings Co. Ltd.	11,000	371,744	(26.1)
Kobe Bussan Co. Ltd.	600	13,014	(0.9)
Kokuyo Co. Ltd.	26,000	322,491	(22.6)
Kuraray Co. Ltd.	146,400	1,006,724	(70.7)

Security	Shares	Value	% of Basket Value

Japan (continued)
Kusuri no Aoki Holdings Co. Ltd.	7,300	$351,881	(24.7)%
Kyocera Corp.	8,400	406,782	(28.6)
Kyowa Kirin Co. Ltd.	9,600	226,096	(15.9)
Kyudenko Corp.	13,300	282,099	(19.8)
Kyushu Railway Co.	800	16,731	(1.2)
Lawson, Inc.	40,900	1,306,633	(91.7)
Lion Corp.	40,800	412,353	(28.9)
Lixil Corp.	2,200	33,232	(2.3)
M3, Inc.	1,500	44,700	(3.1)
Mani, Inc.	21,600	314,660	(22.1)
Marubeni Corp.	7,900	69,156	(4.9)
Maruichi Steel Tube Ltd.	2,900	54,739	(3.8)
Mazda Motor Corp.	2,600	17,506	(1.2)
McDonald’s Holdings Co. Japan Ltd.	5,000	173,586	(12.2)
Mebuki Financial Group, Inc.	10,400	20,225	(1.4)
MISUMI Group, Inc.	800	17,040	(1.2)
Mitsubishi Chemical Group Corp.	94,800	428,245	(30.1)
Mitsubishi Corp.	35,800	969,782	(68.1)
Mitsubishi Estate Co. Ltd.	49,400	621,220	(43.6)
Mitsubishi HC Capital, Inc.	94,000	403,359	(28.3)
Mitsubishi Logistics Corp.	5,300	116,300	(8.2)
Mitsubishi Materials Corp.	4,800	62,738	(4.4)
Mitsui & Co. Ltd.	13,500	298,744	(21.0)
Mitsui Chemicals, Inc.	8,600	159,177	(11.2)
Mitsui Fudosan Co. Ltd.	15,600	298,715	(21.0)
Mitsui Mining & Smelting Co. Ltd.	3,500	70,692	(5.0)
MonotaRO Co. Ltd.	4,000	60,719	(4.3)
MS&AD Insurance Group Holdings, Inc.	39,900	1,056,600	(74.2)
Murata Manufacturing Co. Ltd.	8,000	378,715	(26.6)
Nagoya Railroad Co. Ltd.	9,600	147,063	(10.3)
Nankai Electric Railway Co. Ltd.	14,400	291,302	(20.4)
NEC Corp.	18,300	605,746	(42.5)
NEC Networks & System Integration Corp.	3,500	37,506	(2.6)
NET One Systems Co. Ltd.	3,000	61,616	(4.3)
Nichirei Corp.	12,200	189,740	(13.3)
Nihon Kohden Corp.	17,800	398,580	(28.0)
Nihon M&A Center Holdings, Inc.	8,500	95,912	(6.7)
Nikon Corp.	17,500	169,245	(11.9)
Nippon Express Holdings, Inc.	2,800	140,694	(9.9)
Nippon Telegraph & Telephone Corp.	30,800	849,485	(59.6)
Nippon Television Holdings, Inc.	121,200	903,824	(63.4)
Nipro Corp.	16,800	126,643	(8.9)
Nitori Holdings Co. Ltd.	1,200	108,740	(7.6)
Nitto Denko Corp.	4,200	221,280	(15.5)
NOK Corp.	21,400	175,056	(12.3)
Nomura Research Institute Ltd.	5,000	110,651	(7.8)
NSK Ltd.	52,400	276,946	(19.4)
NTT Data Corp.	6,600	95,593	(6.7)
Obayashi Corp.	193,700	1,243,295	(87.3)
OBIC Business Consultants Co. Ltd.	2,500	71,862	(5.0)
Obic Co. Ltd.	1,300	195,082	(13.7)
Odakyu Electric Railway Co. Ltd.	6,100	72,517	(5.1)
Omron Corp.	23,900	1,114,656	(78.2)
Oriental Land Co. Ltd.	1,100	147,320	(10.3)
Otsuka Corp.	9,200	289,728	(20.3)
Otsuka Holdings Co. Ltd.	1,100	35,260	(2.5)
PALTAC Corp.	2,200	62,493	(4.4)
Panasonic Holdings Corp.	39,200	279,206	(19.6)
Penta-Ocean Construction Co. Ltd.	27,300	135,768	(9.5)
PeptiDream, Inc.	5,400	59,078	(4.1)
Pigeon Corp.	14,800	193,866	(13.6)
Pola Orbis Holdings, Inc.	10,700	118,183	(8.3)

94	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
Rakuten Group, Inc.	7,700	$34,376	(2.4)%
Recruit Holdings Co. Ltd.	1,000	30,771	(2.2)
Resona Holdings, Inc.	35,100	132,290	(9.3)
Resorttrust, Inc.	12,100	186,237	(13.1)
Ricoh Co. Ltd.	55,800	408,891	(28.7)
Rinnai Corp.	5,100	347,133	(24.4)
Rohm Co. Ltd.	3,800	267,005	(18.7)
Sankyu, Inc.	12,400	369,727	(26.0)
Santen Pharmaceutical Co. Ltd.	39,600	270,983	(19.0)
Sawai Group Holdings Co. Ltd.	3,600	103,915	(7.3)
SBI Holdings, Inc.	29,800	538,309	(37.8)
SCREEN Holdings Co. Ltd.	1,500	82,330	(5.8)
SCSK Corp.	9,200	135,732	(9.5)
Secom Co. Ltd.	2,300	131,032	(9.2)
Sega Sammy Holdings, Inc.	12,700	162,450	(11.4)
Seiko Epson Corp.	25,200	342,119	(24.0)
Seino Holdings Co. Ltd.	20,500	157,518	(11.1)
Sekisui House Ltd.	22,900	380,204	(26.7)
Sekisui House REIT, Inc.	245	132,017	(9.3)
SG Holdings Co. Ltd.	26,200	347,179	(24.4)
Shimadzu Corp.	3,100	81,663	(5.7)
Shimizu Corp.	83,600	417,163	(29.3)
Skylark Co. Ltd.	6,400	68,272	(4.8)
SMS Co. Ltd.	1,000	22,941	(1.6)
SoftBank Corp.	5,400	53,268	(3.7)
Sohgo Security Services Co. Ltd.	900	22,435	(1.6)
Sojitz Corp.	4,500	66,339	(4.7)
Sompo Holdings, Inc.	5,700	237,646	(16.7)
Sotetsu Holdings, Inc.	7,900	119,639	(8.4)
Square Enix Holdings Co. Ltd.	2,300	102,631	(7.2)
Sugi Holdings Co. Ltd.	400	16,042	(1.1)
Sumitomo Chemical Co. Ltd.	280,900	945,863	(66.4)
Sumitomo Corp.	14,300	181,807	(12.8)
Sumitomo Forestry Co. Ltd.	10,200	159,564	(11.2)
Sumitomo Mitsui Financial Group, Inc.	15,800	443,689	(31.1)
Sumitomo Mitsui Trust Holdings, Inc.	1,700	48,907	(3.4)
Sumitomo Pharma Co. Ltd.	4,300	29,953	(2.1)
Sundrug Co. Ltd.	13,100	304,614	(21.4)
Suntory Beverage & Food Ltd.	32,300	1,080,651	(75.9)
Sysmex Corp.	900	48,442	(3.4)
Taisei Corp.	37,300	1,016,075	(71.3)
Takara Bio, Inc.	8,500	99,446	(7.0)
Takashimaya Co. Ltd.	11,500	142,260	(10.0)
TBS Holdings, Inc.	1,200	12,431	(0.9)
Teijin Ltd.	6,600	59,921	(4.2)
Terumo Corp.	13,100	397,572	(27.9)
Tobu Railway Co. Ltd.	600	13,880	(1.0)
Tohoku Electric Power Co., Inc.	11,900	49,985	(3.5)
Tokio Marine Holdings, Inc.	16,600	300,546	(21.1)
Tokyo Tatemono Co. Ltd.	2,100	28,880	(2.0)
Tosoh Corp.	11,700	127,290	(8.9)
TOTO Ltd.	700	19,966	(1.4)
Toyota Industries Corp.	2,000	103,030	(7.2)
Toyota Motor Corp.	8,100	112,384	(7.9)
Toyota Tsusho Corp.	8,200	275,240	(19.3)
Trend Micro, Inc.	16,900	852,157	(59.8)
TS Tech Co. Ltd.	8,500	88,890	(6.2)
Tsumura & Co.	3,300	68,925	(4.8)
Tsuruha Holdings, Inc.	9,600	557,718	(39.1)
Ulvac, Inc.	1,100	43,363	(3.0)
Yakult Honsha Co. Ltd.	3,500	193,896	(13.6)

Security	Shares	Value	% of Basket Value

Japan (continued)
Yamada Holdings Co. Ltd.	120,800	$389,280	(27.3)%
Yamaguchi Financial Group, Inc.	19,400	102,165	(7.2)
Yamaha Corp.	11,000	415,297	(29.2)
Yamaha Motor Co. Ltd.	4,100	84,634	(5.9)
Yaoko Co. Ltd.	7,600	330,623	(23.2)
Yaskawa Electric Corp.	3,100	85,837	(6.0)
Z Holdings Corp.	170,700	440,535	(30.9)
Zenkoku Hosho Co. Ltd.	500	16,498	(1.2)
Zensho Holdings Co. Ltd.	4,400	109,812	(7.7)
ZOZO, Inc.	4,300	91,238	(6.4)

		53,471,942

Luxembourg
RTL Group SA	6,930	235,245	(16.5)

Macau
Wynn Macau Ltd.	59,600	23,760	(1.7)

Netherlands
ABN AMRO Bank NV, GDR	29,932	294,250	(20.6)
Aegon NV	5,223	24,178	(1.7)
Alfen Beheer BV	740	78,498	(5.5)
ASML Holding NV	119	55,821	(3.9)
ASR Nederland NV	3,132	137,911	(9.7)
IMCD NV	2,810	364,441	(25.6)
JDE Peet’s NV	1,759	50,352	(3.5)
Koninklijke Ahold Delhaize NV	585	16,315	(1.1)
Koninklijke KPN NV	49,780	139,240	(9.8)
Koninklijke Vopak NV	14,766	301,699	(21.2)
OCI NV	7,103	271,675	(19.1)
Prosus NV	1,498	64,776	(4.5)
QIAGEN NV	1,277	55,145	(3.9)
Randstad NV	4,800	239,228	(16.8)
Signify NV	2,815	77,990	(5.5)
Wolters Kluwer NV	3,030	321,963	(22.6)

		2,493,482

New Zealand
a2 Milk Co. Ltd.	59,369	199,507	(14.0)
Air New Zealand Ltd.	85,618	38,835	(2.7)
Fisher & Paykel Healthcare Corp. Ltd.	8,596	97,694	(6.9)
Infratil Ltd.	62,942	319,605	(22.4)

		655,641

Norway
Adevinta ASA	2,819	19,297	(1.4)
Aker BP ASA	10,913	346,666	(24.3)
Equinor ASA	854	31,244	(2.2)
Golden Ocean Group Ltd.	2,453	20,136	(1.4)
Kongsberg Gruppen ASA	5,724	205,265	(14.4)
NEL ASA	51,755	63,262	(4.5)
Norsk Hydro ASA	35,651	226,253	(15.9)
Var Energi ASA	51,256	174,219	(12.2)
Yara International ASA	9,779	436,451	(30.6)

		1,522,793

Portugal
EDP - Energias de Portugal SA	368,901	1,611,844	(113.1)

Singapore
CapLand Ascendas REIT	42,600	78,818	(5.5)
ComfortDelGro Corp. Ltd.	139,000	124,779	(8.8)
Jardine Cycle & Carriage Ltd.	8,000	168,029	(11.8)
Keppel Corp. Ltd.	44,200	217,553	(15.3)
NetLink NBN Trust	297,600	179,764	(12.6)

S C H E D U L E O F I N V E S T M E N T S	95

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Singapore (continued)
Oversea-Chinese Banking Corp. Ltd.	28,300	$242,930	(17.0)%
SATS Ltd.	75,200	145,156	(10.2)
SIA Engineering Co. Ltd.	66,800	101,979	(7.2)
Singapore Airlines Ltd.	70,100	260,023	(18.2)
Singapore Post Ltd.	815,400	311,365	(21.9)
StarHub Ltd.	83,100	62,823	(4.4)

		1,893,219

Spain
Banco Bilbao Vizcaya Argentaria SA	5,720	29,508	(2.1)
Bankinter SA	5,888	35,616	(2.5)
Corp. ACCIONA Energias Renovables SA	1,898	74,631	(5.2)
EDP Renovaveis SA	7,053	148,413	(10.4)
Iberdrola SA	50,640	514,972	(36.2)
Mapfre SA	62,981	108,025	(7.6)
Merlin Properties Socimi SA	31,167	264,189	(18.5)
Naturgy Energy Group SA	2,234	57,330	(4.0)
Repsol SA	1,496	20,352	(1.4)
Solaria Energia y Medio Ambiente SA	14,103	223,055	(15.7)

		1,476,091

Sweden
Atlas Copco AB, B Shares	28,730	277,852	(19.5)
Autoliv, Inc.	384	30,854	(2.2)
Avanza Bank Holding AB	6,616	131,970	(9.3)
Castellum AB	662	7,569	(0.5)
Epiroc AB, Class A	9,479	145,109	(10.2)
Epiroc AB, Class B	12,981	174,298	(12.2)
Holmen AB, B Shares	5,096	184,936	(13.0)
Industrivarden AB	18,151	407,588	(28.6)
Industrivarden AB, A Shares	7,937	179,756	(12.6)
Indutrade AB	25,926	453,911	(31.9)
Investment AB Latour, B Shares	7,717	130,358	(9.2)
Kinnevik AB	4,878	60,260	(4.2)
Lifco AB, B Shares	5,165	74,633	(5.2)
Saab AB, Class B	10,720	378,781	(26.6)
Skanska AB, B Shares	3,345	52,019	(3.7)
Spotify Technology SA	4,179	336,744	(23.6)
SSAB AB, A Shares	29,339	141,123	(9.9)
Svenska Cellulosa AB SCA, Class B	8,992	106,086	(7.4)
Tele2 AB, B Shares	6,838	56,044	(3.9)
Telefonaktiebolaget LM Ericsson, B Shares	84,681	470,771	(33.0)
Telia Co. AB	9,012	23,880	(1.7)
Thule Group AB	1,486	29,275	(2.1)
Vitrolife AB	843	13,625	(1.0)

		3,867,442

Switzerland
ABB Ltd., Registered Shares	34,048	945,523	(66.4)
Accelleron Industries AG	1,844	31,269	(2.2)
Banque Cantonale Vaudoise, Registered Shares	1,632	145,241	(10.2)
Barry Callebaut AG, Registered Shares	155	293,246	(20.6)
BKW AG	2,960	345,322	(24.2)
Chocoladefabriken Lindt & Spruengli AG	63	604,613	(42.4)
DKSH Holding AG	2,353	169,747	(11.9)
Emmi AG, Registered Shares	71	56,655	(4.0)
EMS-Chemie Holding AG, Registered Shares	202	127,016	(8.9)
Flughafen Zurich AG, Registered Shares	847	131,400	(9.2)
Geberit AG, Registered Shares	1,167	518,775	(36.4)
Givaudan SA, Registered Shares	301	899,069	(63.1)
Idorsia Ltd.	12,093	187,225	(13.1)
Logitech International SA, Registered Shares	5,117	254,478	(17.9)

Security	Shares	Value	% of Basket Value

Switzerland (continued)
Nestle SA, Registered Shares	10,872	$1,183,513	(83.1)%
Roche Holding AG	1,092	443,232	(31.1)
Siemens Energy AG	9,036	105,338	(7.4)
SIG Group AG	13,864	266,509	(18.7)
Sika AG, Registered Shares	4,869	1,097,841	(77.1)
Swiss Prime Site AG, Registered Shares	1,617	130,481	(9.2)
UBS Group AG, Registered Shares	15,343	243,250	(17.1)
VAT Group AG	1,425	325,329	(22.8)

		8,505,072

United Kingdom
3i Group PLC	9,319	124,114	(8.7)
AstraZeneca PLC	3,529	414,065	(29.1)
Atlantica Sustainable Infrastructure PLC	25,562	708,323	(49.7)
Auto Trader Group PLC	41,038	245,644	(17.2)
B&M European Value Retail SA	3,820	14,117	(1.0)
BAE Systems PLC	4,875	45,599	(3.2)
Barclays PLC	80,525	136,832	(9.6)
Beazley PLC	12,062	86,506	(6.1)
BP PLC, ADR	146,428	810,128	(56.9)
British American Tobacco PLC	34,052	1,344,831	(94.4)
Bunzl PLC	1,119	36,463	(2.6)
Burberry Group PLC	33,387	695,688	(48.8)
Centrica PLC	359,457	315,859	(22.2)
Clarivate PLC	4,380	45,245	(3.2)
ConvaTec Group PLC	48,194	120,592	(8.5)
Croda International PLC	14,008	1,085,193	(76.2)
Dechra Pharmaceuticals PLC	4,045	121,602	(8.5)
Diageo PLC	19,510	802,885	(56.4)
Direct Line Insurance Group PLC	105,128	242,892	(17.1)
Dr. Martens PLC	19,024	54,102	(3.8)
Drax Group PLC	24,790	148,036	(10.4)
Endeavour Mining PLC	9,881	175,738	(12.3)
Ferguson PLC	731	79,722	(5.6)
GSK PLC	4,419	72,388	(5.1)
Halma PLC	9,671	234,515	(16.5)
Hammerson PLC	45	10	(0.0)
Hargreaves Lansdown PLC	62,579	546,916	(38.4)
IG Group Holdings PLC	10,508	95,846	(6.7)
IMI PLC	973	13,707	(1.0)
Intermediate Capital Group PLC	4,440	54,065	(3.8)
Intertek Group PLC	2,313	96,898	(6.8)
J Sainsbury PLC	78,859	175,784	(12.3)
Johnson Matthey PLC	1,929	42,819	(3.0)
Kingfisher PLC	11,463	28,800	(2.0)
Liberty Global PLC, Class A	13,601	229,313	(16.1)
Liberty Global PLC, Class C	21,165	373,774	(26.2)
LivaNova PLC	3,275	154,252	(10.8)
London Stock Exchange Group PLC	2,221	192,521	(13.5)
LXI REIT PLC	9,769	13,638	(1.0)
Moneysupermarket.com Group PLC	3	6	(0.0)
NatWest Group PLC	62,340	167,900	(11.8)
Nomad Foods Ltd.	42,127	648,756	(45.5)
Ocado Group PLC	6,855	37,163	(2.6)
Pennon Group PLC	14,368	138,072	(9.7)
Renishaw PLC	372	14,927	(1.0)
Rentokil Initial PLC	3,823	23,856	(1.7)
Rightmove PLC	2,498	14,067	(1.0)
RS GROUP PLC	5,364	59,022	(4.1)
Sage Group PLC	37,397	311,694	(21.9)
Segro PLC	60,474	544,266	(38.2)
Severn Trent PLC	1,906	54,702	(3.8)

96	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United Kingdom (continued)
Shell PLC	2,951	$81,747	(5.7)%
Spectris PLC	81	2,807	(0.2)
Spirax-Sarco Engineering PLC	5,420	667,925	(46.9)
SSE PLC	39,892	712,905	(50.0)
SSP Group PLC	100,750	234,268	(16.4)
St. James’s Place PLC	51,065	623,583	(43.8)
Tate & Lyle PLC	101,157	812,815	(57.1)
TechnipFMC PLC	9,409	99,641	(7.0)
Travis Perkins PLC	37,746	355,756	(25.0)
Tritax Big Box REIT PLC	204,187	328,321	(23.0)
Unilever PLC	603	27,522	(1.9)
United Utilities Group PLC	15,928	171,643	(12.1)
WPP PLC	20,222	177,957	(12.5)

		16,490,743

United States
3M Co.	1,257	158,118	(11.1)
A O Smith Corp.	5,130	281,021	(19.7)
ABIOMED, Inc.	6,589	1,660,955	(116.6)
Adobe, Inc.	3,357	1,069,204	(75.1)
Advanced Drainage Systems, Inc.	5,794	671,409	(47.1)
Advanced Micro Devices, Inc.	4,724	283,723	(19.9)
AECOM	19,864	1,495,362	(105.0)
Agilent Technologies, Inc.	9,368	1,296,063	(91.0)
AGNC Investment Corp.	126,837	1,042,600	(73.2)
Akamai Technologies, Inc.	2,843	251,122	(17.6)
Alaska Air Group, Inc.	11,606	516,003	(36.2)
Albemarle Corp.	1,002	280,430	(19.7)
Albertsons Cos., Inc., Class A	4,854	99,556	(7.0)
Alcoa Corp.	13,587	530,301	(37.2)
Align Technology, Inc.	2,528	491,190	(34.5)
Allstate Corp.	9,000	1,136,250	(79.8)
Ally Financial, Inc.	20,461	563,905	(39.6)
Alnylam Pharmaceuticals, Inc.	1,631	338,041	(23.7)
Altria Group, Inc.	29,848	1,381,067	(96.9)
Amazon.com, Inc.	5,549	568,440	(39.9)
Amcor PLC	40,691	471,202	(33.1)
Amedisys, Inc.	5,286	515,861	(36.2)
American Airlines Group, Inc.	10,728	152,123	(10.7)
American Express Co.	6,851	1,017,031	(71.4)
American Financial Group, Inc.	2,922	424,011	(29.8)
American Homes 4 Rent, Class A	11,009	351,627	(24.7)
American International Group, Inc.	14,548	829,236	(58.2)
American Water Works Co., Inc.	997	144,904	(10.2)
AMN Healthcare Services, Inc.	2,607	327,178	(23.0)
Analog Devices, Inc.	5,389	768,579	(53.9)
Annaly Capital Management, Inc.	29,260	542,773	(38.1)
ANSYS, Inc.	2,733	604,430	(42.4)
Antero Midstream Corp.	28,939	308,200	(21.6)
Antero Resources Corp.	73	2,676	(0.2)
Aon PLC, Class A	2,385	671,354	(47.1)
APA Corp.	9,398	427,233	(30.0)
AptarGroup, Inc.	8,058	798,951	(56.1)
Aptiv PLC	6,731	612,992	(43.0)
Arch Capital Group Ltd.	11,442	657,915	(46.2)
Arrow Electronics, Inc.	6,989	707,706	(49.7)
Asbury Automotive Group, Inc.	2,911	459,210	(32.2)
ASGN, Inc.	4,733	401,264	(28.2)
Ashland, Inc.	1,623	170,285	(12.0)
AT&T, Inc.	49,059	894,346	(62.8)
Autodesk, Inc.	2,547	545,822	(38.3)

Security	Shares	Value	% of Basket Value

United States (continued)
AutoNation, Inc.	4,506	$479,033	(33.6)%
AutoZone, Inc.	409	1,035,948	(72.7)
AvalonBay Communities, Inc.	2,721	476,502	(33.4)
Avangrid, Inc.	2,812	114,392	(8.0)
Avantor, Inc.	16,687	336,577	(23.6)
Avis Budget Group, Inc.	218	51,548	(3.6)
Avnet, Inc.	10,044	403,668	(28.3)
Axalta Coating Systems Ltd.	17,010	396,673	(27.8)
Axon Enterprise, Inc.	1,161	168,856	(11.9)
AZEK Co., Inc.	11,666	204,272	(14.3)
Azenta, Inc.	1,824	80,986	(5.7)
Baker Hughes Co.	31,323	866,394	(60.8)
Ball Corp.	8,688	429,100	(30.1)
Bank of New York Mellon Corp.	12,756	537,155	(37.7)
Bank OZK	7,088	304,642	(21.4)
Becton Dickinson & Co.	2,128	502,144	(35.2)
Berry Global Group, Inc.	7,809	369,522	(25.9)
Best Buy Co., Inc.	10,531	720,426	(50.6)
Bill.com Holdings, Inc.	1,468	195,772	(13.7)
BioMarin Pharmaceutical, Inc.	4,273	370,170	(26.0)
Bio-Rad Laboratories, Inc., Class A	1,187	417,480	(29.3)
BJ’s Wholesale Club Holdings, Inc.	143	11,068	(0.8)
Black Hills Corp.	4,963	324,431	(22.8)
Blackline, Inc.	683	38,248	(2.7)
Blackstone Mortgage Trust, Inc., Class A	18,520	462,259	(32.4)
Blueprint Medicines Corp.	6,557	339,915	(23.9)
Boeing Co.	2,646	377,081	(26.5)
Booking Holdings, Inc.	933	1,744,225	(122.4)
Booz Allen Hamilton Holding Corp.	20,532	2,234,908	(156.9)
BorgWarner, Inc.	7,208	270,516	(19.0)
Boston Beer Co., Inc., Class A	597	222,854	(15.6)
Boston Scientific Corp.	17,926	772,790	(54.2)
Box, Inc., Class A	22,997	668,063	(46.9)
Boyd Gaming Corp.	8,319	480,505	(33.7)
Brighthouse Financial, Inc.	27,784	1,585,633	(111.3)
Bristol-Myers Squibb Co.	9,644	747,121	(52.4)
Brixmor Property Group, Inc.	17,364	370,027	(26.0)
Broadridge Financial Solutions, Inc.	6,619	993,247	(69.7)
Builders FirstSource, Inc.	5,256	324,085	(22.7)
CACI International, Inc., Class A	5,021	1,526,535	(107.2)
Campbell Soup Co.	3,402	180,000	(12.6)
Capital One Financial Corp.	4,832	512,289	(36.0)
Capri Holdings Ltd.	8,658	395,497	(27.8)
Cardinal Health, Inc.	16,321	1,238,764	(87.0)
Carlisle Cos., Inc.	2,975	710,430	(49.9)
Carnival PLC	19,187	152,447	(10.7)
Carrier Global Corp.	25,107	998,254	(70.1)
Cboe Global Markets, Inc.	3,250	404,625	(28.4)
CDW Corp.	3,110	537,439	(37.7)
Ceridian HCM Holding, Inc.	477	31,573	(2.2)
CH Robinson Worldwide, Inc.	3,515	343,486	(24.1)
Charles River Laboratories International, Inc.	3,412	724,197	(50.8)
Chemed Corp.	559	260,980	(18.3)
Cheniere Energy, Inc.	2,745	484,245	(34.0)
Chevron Corp.	8,063	1,458,597	(102.4)
Chewy, Inc., Class A	1,185	45,895	(3.2)
Chipotle Mexican Grill, Inc.	499	747,667	(52.5)
Chord Energy Corp.	810	124,003	(8.7)
Ciena Corp.	3,488	167,075	(11.7)
Cigna Corp.	2,792	901,984	(63.3)
Cirrus Logic, Inc.	12,783	857,995	(60.2)

S C H E D U L E O F I N V E S T M E N T S	97

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Cisco Systems, Inc.	17,665	$802,521	(56.3)%
Citigroup, Inc.	21,422	982,413	(69.0)
Clearway Energy, Inc., Class C	19,353	672,323	(47.2)
CMS Energy Corp.	13,104	747,583	(52.5)
CNX Resources Corp.	19,317	324,719	(22.8)
Coca-Cola Co.	37,743	2,258,919	(158.6)
Coca-Cola Europacific Partners PLC	13,067	614,802	(43.2)
Cognex Corp.	4,439	205,215	(14.4)
Cognizant Technology Solutions Corp., Class A	32,055	1,995,424	(140.1)
Coherent Corp.	5,363	180,250	(12.7)
Colgate-Palmolive Co.	17,036	1,257,938	(88.3)
Commercial Metals Co.	10,118	460,369	(32.3)
Comstock Resources, Inc.	5,068	95,177	(6.7)
Conagra Brands, Inc.	188	6,900	(0.5)
Copart, Inc.	6,240	717,725	(50.4)
CoStar Group, Inc.	9,415	778,809	(54.7)
Costco Wholesale Corp.	1,215	609,322	(42.8)
Credit Acceptance Corp.	75	34,921	(2.4)
Crimson Wine Group Ltd.	1	6	(0.0)
Crocs, Inc.	8,149	576,542	(40.5)
Crowdstrike Holdings, Inc., Class A	2,279	367,375	(25.8)
Crown Holdings, Inc.	14,085	966,090	(67.8)
CubeSmart	3,920	164,130	(11.5)
CVS Health Corp.	5,200	492,440	(34.6)
Danaher Corp.	5,374	1,352,475	(94.9)
Deckers Outdoor Corp.	1,420	496,901	(34.9)
Dell Technologies, Inc., Class C	3,926	150,758	(10.6)
DexCom, Inc.	2,814	339,875	(23.9)
Dick’s Sporting Goods, Inc.	12,127	1,379,568	(96.8)
Digital Realty Trust, Inc.	8,679	870,070	(61.1)
DocuSign, Inc.	1,944	93,895	(6.6)
Dolby Laboratories, Inc., Class A	4,865	325,177	(22.8)
Domino’s Pizza, Inc.	2,840	943,562	(66.2)
Donaldson Co., Inc.	5,629	323,386	(22.7)
DoorDash, Inc., Class A	1,405	61,160	(4.3)
DT Midstream, Inc.	14,189	847,083	(59.5)
Dynatrace, Inc.	2,842	100,152	(7.0)
EastGroup Properties, Inc.	1,501	235,192	(16.5)
eBay, Inc.	25,376	1,010,980	(71.0)
Edison International	16,566	994,623	(69.8)
Edwards Lifesciences Corp.	14,817	1,073,195	(75.3)
Elanco Animal Health, Inc.	12,635	166,656	(11.7)
Elastic NV	580	37,091	(2.6)
Elevance Health, Inc.	2,639	1,442,926	(101.3)
Eli Lilly & Co.	4,198	1,520,054	(106.7)
EQT Corp.	32,264	1,349,926	(94.8)
Equifax, Inc.	1,872	317,379	(22.3)
Equinix, Inc.	998	565,307	(39.7)
Equity LifeStyle Properties, Inc.	5,282	337,837	(23.7)
Equity Residential	16,881	1,063,841	(74.7)
Erie Indemnity Co., Class A	5,083	1,306,382	(91.7)
Essent Group Ltd.	9,396	371,894	(26.1)
Essential Utilities, Inc.	4,243	187,625	(13.2)
Essex Property Trust, Inc.	5,160	1,146,758	(80.5)
Estee Lauder Cos., Inc., Class A	4,399	881,955	(61.9)
Everest Re Group Ltd.	2,705	872,795	(61.3)
Eversource Energy	2,191	167,129	(11.7)
Exact Sciences Corp.	3,840	133,555	(9.4)
Exelixis, Inc.	18,370	304,575	(21.4)
Expedia Group, Inc.	8,897	831,603	(58.4)
Expeditors International of Washington, Inc.	4,492	439,542	(30.9)
Exxon Mobil Corp.	7,356	815,118	(57.2)

Security	Shares	Value	% of Basket Value

United States (continued)
F5, Inc.	2,483	$354,846	(24.9)%
Fair Isaac Corp.	922	441,490	(31.0)
FedEx Corp.	4,022	644,646	(45.2)
Fidelity National Financial, Inc.	22,354	880,301	(61.8)
First American Financial Corp.	7,567	381,377	(26.8)
First Industrial Realty Trust, Inc.	16,030	763,509	(53.6)
First Interstate BancSystem, Inc., Class A	28,643	1,306,407	(91.7)
First Solar, Inc.	274	39,886	(2.8)
Flex Ltd.	9,575	187,478	(13.2)
Flowers Foods, Inc.	55,340	1,588,811	(111.5)
Fluor Corp.	20,008	605,442	(42.5)
FMC Corp.	1,029	122,348	(8.6)
Fortune Brands Home & Security, Inc.	3,212	193,748	(13.6)
Fox Corp., Class A	72,732	2,099,773	(147.4)
Fox Corp., Class B	3,561	96,859	(6.8)
Freeport-McMoRan, Inc.	45,120	1,429,853	(100.4)
Gaming & Leisure Properties, Inc.	8,235	412,738	(29.0)
Gap, Inc.	51,116	576,077	(40.4)
Garmin Ltd.	15,087	1,328,259	(93.2)
Gartner, Inc.	1,156	349,020	(24.5)
Generac Holdings, Inc.	3,210	372,071	(26.1)
General Dynamics Corp.	15,434	3,855,413	(270.6)
General Electric Co.	8,545	664,886	(46.7)
Gentex Corp.	10,138	268,556	(18.9)
Gilead Sciences, Inc.	1,103	86,541	(6.1)
Globus Medical, Inc., Class A	9,716	650,972	(45.7)
Goodyear Tire & Rubber Co.	3,288	41,758	(2.9)
Graphic Packaging Holding Co.	11,129	255,522	(17.9)
Grocery Outlet Holding Corp.	8,390	290,042	(20.4)
Guidewire Software, Inc.	7,241	430,188	(30.2)
H&R Block, Inc.	8,651	355,989	(25.0)
Halozyme Therapeutics, Inc.	4,366	208,738	(14.7)
Hanover Insurance Group, Inc.	1,391	203,768	(14.3)
Harley-Davidson, Inc.	16,168	695,224	(48.8)
Hartford Financial Services Group, Inc.	12,511	905,921	(63.6)
Healthpeak Properties, Inc.	26,461	627,920	(44.1)
HEICO Corp.	4,598	747,819	(52.5)
HEICO Corp., Class A	14,776	1,880,985	(132.0)
Herc Holdings, Inc.	5,500	646,855	(45.4)
Hess Corp.	3,819	538,785	(37.8)
Hewlett Packard Enterprise Co.	65,211	930,561	(65.3)
Hexcel Corp.	9,516	530,041	(37.2)
HF Sinclair Corp.	4,903	299,917	(21.1)
Hilton Worldwide Holdings, Inc.	1,912	258,617	(18.2)
Home Depot, Inc.	1,630	482,692	(33.9)
Horizon Therapeutics PLC	1,904	118,657	(8.3)
Hormel Foods Corp.	12,998	603,757	(42.4)
HubSpot, Inc.	2,064	612,100	(43.0)
Humana, Inc.	1,085	605,517	(42.5)
Huntington Ingalls Industries, Inc.	1,046	268,895	(18.9)
Huntsman Corp.	25,204	674,459	(47.3)
Hyatt Hotels Corp., Class A	1,930	181,825	(12.8)
ICU Medical, Inc.	367	54,466	(3.8)
IDACORP, Inc.	3,697	387,076	(27.2)
Illinois Tool Works, Inc.	2,907	620,732	(43.6)
Inari Medical, Inc.	1,077	82,854	(5.8)
Incyte Corp.	6,758	502,390	(35.3)
Insulet Corp.	244	63,150	(4.4)
Integra LifeSciences Holdings Corp.	11,299	567,775	(39.9)
Intel Corp.	30,175	857,875	(60.2)
Intercontinental Exchange, Inc.	11,445	1,093,799	(76.8)
International Game Technology PLC	24,113	483,466	(33.9)

98	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Intuit, Inc.	2,163	$924,682	(64.9)%
Intuitive Surgical, Inc.	2,408	593,500	(41.7)
Invesco Ltd.	39,582	606,396	(42.6)
Invitation Homes, Inc.	16,878	534,864	(37.5)
Ionis Pharmaceuticals, Inc.	14,898	658,492	(46.2)
IQVIA Holdings, Inc.	1,163	243,846	(17.1)
Iridium Communications, Inc.	10,365	534,108	(37.5)
Iron Mountain, Inc.	7,639	382,485	(26.8)
J M Smucker Co.	1,262	190,133	(13.3)
Jabil, Inc.	6,133	394,045	(27.7)
Jacobs Solutions, Inc.	8,664	998,266	(70.1)
JB Hunt Transport Services, Inc.	2,542	434,860	(30.5)
Jefferies Financial Group, Inc.	2,544	87,539	(6.1)
Johnson Controls International PLC	2,240	129,562	(9.1)
Jones Lang LaSalle, Inc.	8,856	1,408,901	(98.9)
Juniper Networks, Inc.	16,325	499,545	(35.1)
KeyCorp.	13,970	249,644	(17.5)
Keysight Technologies, Inc.	5,277	918,990	(64.5)
Kinder Morgan, Inc.	42,981	778,816	(54.7)
KLA Corp.	125	39,556	(2.8)
Knight-Swift Transportation Holdings, Inc.	4,328	207,874	(14.6)
Kroger Co.	8,444	399,317	(28.0)
L3Harris Technologies, Inc.	3,344	824,196	(57.9)
Laboratory Corp. of America Holdings	3,004	666,467	(46.8)
Lam Research Corp.	286	115,767	(8.1)
Lamar Advertising Co., Class A	3,834	353,610	(24.8)
Lattice Semiconductor Corp.	6,777	328,752	(23.1)
Lear Corp.	4,273	592,708	(41.6)
Leidos Holdings, Inc.	5,260	534,363	(37.5)
Lennar Corp., Class A	693	55,925	(3.9)
Lennox International, Inc.	1,582	369,508	(25.9)
Leslie’s, Inc.	19,709	276,714	(19.4)
Levi Strauss & Co., Class A	2,486	37,191	(2.6)
Liberty Broadband Corp., Class C	7,644	645,383	(45.3)
Liberty Latin America Ltd., Class A	2	16	(0.0)
Liberty Media Corp.-Liberty Formula One, Class C .	2,202	127,121	(8.9)
Liberty Media Corp.-Liberty SiriusXM, Class A	7,681	325,982	(22.9)
Liberty Media Corp.-Liberty SiriusXM, Class C	10,812	456,158	(32.0)
Lincoln National Corp.	18,701	1,007,423	(70.7)
Lithia Motors, Inc.	2,151	426,221	(29.9)
Live Nation Entertainment, Inc.	7,657	609,574	(42.8)
Livent Corp.	6,791	214,392	(15.0)
Lockheed Martin Corp.	4,014	1,953,534	(137.1)
Lowe’s Cos., Inc.	8,815	1,718,484	(120.6)
Lumen Technologies, Inc.	54,998	404,785	(28.4)
Lumentum Holdings, Inc.	2,218	165,130	(11.6)
MACOM Technology Solutions Holdings, Inc.	14,370	831,592	(58.4)
Macy’s, Inc.	28,425	592,661	(41.6)
Manhattan Associates, Inc.	4,592	558,709	(39.2)
ManpowerGroup, Inc.	12,936	1,013,406	(71.1)
MarketAxess Holdings, Inc.	5,381	1,313,179	(92.2)
Marriott International, Inc., Class A	9,871	1,580,446	(110.9)
Marsh & McLennan Cos., Inc.	864	139,527	(9.8)
Martin Marietta Materials, Inc.	1,574	528,833	(37.1)
Marvell Technology, Inc.	8,057	319,702	(22.4)
Masco Corp.	2,840	131,407	(9.2)
Masimo Corp.	2,599	342,028	(24.0)
Mastercard, Inc., Class A	4,257	1,397,062	(98.1)
Match Group, Inc.	1,080	46,656	(3.3)
Mattel, Inc.	4,755	90,155	(6.3)
MaxLinear, Inc.	6,710	207,205	(14.5)
McCormick & Co., Inc.	10,013	787,422	(55.3)

Security	Shares	Value	% of Basket Value

United States (continued)
Medical Properties Trust, Inc.	57,969	$663,745	(46.6)%
Meritage Homes Corp.	862	65,650	(4.6)
Meta Platforms, Inc., Class A	6,581	613,086	(43.0)
Mettler-Toledo International, Inc.	647	818,410	(57.4)
MGIC Investment Corp.	37,704	514,660	(36.1)
Microsoft Corp.	5,298	1,229,825	(86.3)
Mid-America Apartment Communities, Inc.	2,932	461,643	(32.4)
MKS Instruments, Inc.	1,053	86,504	(6.1)
Mohawk Industries, Inc.	16,673	1,579,767	(110.9)
Molson Coors Beverage Co., Class B	2,425	122,293	(8.6)
MongoDB, Inc.	551	100,850	(7.1)
Monolithic Power Systems, Inc.	1,050	356,422	(25.0)
Moody’s Corp.	3,050	807,853	(56.7)
Morningstar, Inc.	665	154,400	(10.8)
MSC Industrial Direct Co., Inc., Class A	3,034	251,761	(17.7)
MSCI, Inc.	2,704	1,267,797	(89.0)
Murphy Oil Corp.	7,652	371,199	(26.1)
National Retail Properties, Inc.	4,357	183,125	(12.9)
National Storage Affiliates Trust	7,481	319,139	(22.4)
Neurocrine Biosciences, Inc.	4,858	559,253	(39.3)
New Relic, Inc.	3,385	200,527	(14.1)
New York Community Bancorp, Inc.	89,349	831,839	(58.4)
New York Times Co., Class A	2,229	64,552	(4.5)
Newmont Corp.	2,424	102,584	(7.2)
Northrop Grumman Corp.	1,222	670,890	(47.1)
NOV, Inc.	8,457	189,437	(13.3)
Novocure Ltd.	750	52,995	(3.7)
Nutanix, Inc., Class A	1,876	51,402	(3.6)
NVIDIA Corp.	3,724	502,628	(35.3)
NVR, Inc.	51	216,125	(15.2)
Okta, Inc.	1,801	101,072	(7.1)
Old Dominion Freight Line, Inc.	1,819	499,497	(35.1)
Old National Bancorp.	32,152	628,893	(44.1)
Ollie’s Bargain Outlet Holdings, Inc.	1,342	75,152	(5.3)
Omega Healthcare Investors, Inc.	15,698	498,882	(35.0)
Ormat Technologies, Inc.	5,798	524,429	(36.8)
Otis Worldwide Corp.	1,090	76,998	(5.4)
Outfront Media, Inc.	24,059	434,265	(30.5)
Owens Corning	622	53,249	(3.7)
PacWest Bancorp	13,305	330,762	(23.2)
Palo Alto Networks, Inc.	1,910	327,737	(23.0)
Papa John’s International, Inc.	11,904	864,588	(60.7)
Park Hotels & Resorts, Inc.	27,108	354,573	(24.9)
Patterson-UTI Energy, Inc.	9,876	174,311	(12.2)
Paylocity Holding Corp.	2,120	491,395	(34.5)
PBF Energy, Inc., Class A	18,722	828,448	(58.2)
PDC Energy, Inc.	2,964	213,823	(15.0)
Penn Entertainment, Inc.	2,490	82,419	(5.8)
Penske Automotive Group, Inc.	4,310	481,082	(33.8)
Pentair PLC	8,386	360,179	(25.3)
Penumbra, Inc.	4,748	814,140	(57.1)
PepsiCo, Inc.	8,177	1,484,780	(104.2)
Perrigo Co. PLC	3,380	136,146	(9.6)
Petco Health & Wellness Co., Inc.	11,632	122,485	(8.6)
Philip Morris International, Inc.	1,952	179,291	(12.6)
Physicians Realty Trust.	3,298	49,668	(3.5)
Pinnacle West Capital Corp.	4,491	301,840	(21.2)
Planet Fitness, Inc., Class A	6,099	399,363	(28.0)
PNC Financial Services Group, Inc.	1,458	235,948	(16.6)
Portland General Electric Co.	4,881	219,352	(15.4)
Power Integrations, Inc.	3,660	244,159	(17.1)
PPG Industries, Inc.	4,561	520,775	(36.6)

S C H E D U L E O F I N V E S T M E N T S	99

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Progressive Corp.	5,961	$765,392	(53.7)%
Prologis, Inc.	11,188	1,239,071	(87.0)
PulteGroup, Inc.	16,592	663,514	(46.6)
Qorvo, Inc.	3,486	300,075	(21.1)
Qualys, Inc.	1,963	279,845	(19.6)
Radian Group, Inc.	15,384	321,064	(22.5)
Ralph Lauren Corp.	5,395	500,063	(35.1)
Range Resources Corp.	21,202	603,833	(42.4)
Rapid7, Inc.	1,434	64,917	(4.6)
Raytheon Technologies Corp.	19,180	1,818,648	(127.7)
Regency Centers Corp.	12,569	760,550	(53.4)
Reinsurance Group of America, Inc.	3,181	468,148	(32.9)
Reliance Steel & Aluminum Co.	10,356	2,086,527	(146.5)
Repligen Corp.	1,941	354,213	(24.9)
RingCentral, Inc., Class A	13,901	493,764	(34.7)
Robert Half International, Inc.	2,562	195,891	(13.7)
ROBLOX Corp., Class A	2,579	115,384	(8.1)
Roku, Inc.	5,709	317,078	(22.3)
Royal Caribbean Cruises Ltd.	14,608	779,775	(54.7)
Royal Gold, Inc.	7,117	675,830	(47.4)
Saia, Inc.	260	51,704	(3.6)
Salesforce, Inc.	1,123	182,589	(12.8)
SBA Communications Corp.	5,899	1,592,140	(111.8)
Schlumberger NV	6,526	339,548	(23.8)
Science Applications International Corp.	3,575	387,315	(27.2)
Scotts Miracle-Gro Co.	4,738	217,522	(15.3)
Seagen, Inc.	3,931	499,866	(35.1)
Sealed Air Corp.	3,743	178,242	(12.5)
Service Corp. International	8,150	493,971	(34.7)
ServiceNow, Inc.	2,132	897,018	(63.0)
Sherwin-Williams Co.	4,985	1,121,775	(78.7)
Silicon Laboratories, Inc.	6,775	778,583	(54.7)
Sirius XM Holdings, Inc.	40,278	243,279	(17.1)
SiteOne Landscape Supply, Inc.	6,736	780,500	(54.8)
Snap, Inc., Class A	36,525	361,963	(25.4)
Snap-on, Inc.	5,919	1,314,314	(92.3)
Splunk, Inc.	3,451	286,813	(20.1)
SPS Commerce, Inc.	209	26,443	(1.9)
STAAR Surgical Co.	181	12,827	(0.9)
Stifel Financial Corp.	8,760	541,981	(38.0)
Sun Communities, Inc.	3,160	426,126	(29.9)
Sunrun, Inc.	7,041	158,493	(11.1)
Synchrony Financial	5,534	196,789	(13.8)
Syneos Health, Inc.	2,174	109,526	(7.7)
Take-Two Interactive Software, Inc.	6,649	787,774	(55.3)
Tandem Diabetes Care, Inc.	1,529	85,853	(6.0)
TD SYNNEX Corp.	4,650	425,521	(29.9)
Teleflex, Inc.	6,463	1,386,701	(97.3)
Tenable Holdings, Inc.	824	33,487	(2.3)
Teradyne, Inc.	14,512	1,180,551	(82.9)
Tetra Tech, Inc.	2,699	381,315	(26.8)
Texas Instruments, Inc.	2,363	379,569	(26.6)
Texas Roadhouse, Inc.	4,176	413,215	(29.0)
Textron, Inc.	40,468	2,769,630	(194.4)
Thermo Fisher Scientific, Inc.	806	414,260	(29.1)
Timken Co.	6,417	457,468	(32.1)
Toll Brothers, Inc.	11,641	501,494	(35.2)
TopBuild Corp.	2,481	422,117	(29.6)
Topgolf Callaway Brands Corp.	25,199	471,725	(33.1)
Tractor Supply Co.	278	61,096	(4.3)

Security	Shares	Value	% of Basket Value

United States (continued)
Travel & Leisure Co.	42,468	$1,612,935	(113.2)%
Trex Co., Inc.	6,410	308,257	(21.6)
TripAdvisor, Inc.	7,171	169,379	(11.9)
Tyler Technologies, Inc.	548	177,185	(12.4)
Tyson Foods, Inc., Class A	3,987	272,511	(19.1)
U.S. Bancorp	25,515	1,083,112	(76.0)
Uber Technologies, Inc.	6,420	170,579	(12.0)
UDR, Inc.	20,856	829,235	(58.2)
Ultragenyx Pharmaceutical, Inc.	8,146	329,587	(23.1)
Umpqua Holdings Corp.	3,008	59,799	(4.2)
United Rentals, Inc.	2,327	734,657	(51.6)
United Therapeutics Corp.	2,408	555,116	(39.0)
UnitedHealth Group, Inc.	1,967	1,091,980	(76.7)
Universal Display Corp.	3,744	356,504	(25.0)
Valaris Ltd.	6,188	414,163	(29.1)
Valero Energy Corp.	10,849	1,362,092	(95.6)
Valvoline, Inc.	5,913	173,606	(12.2)
Varonis Systems, Inc.	5,341	142,979	(10.0)
Veeva Systems, Inc., Class A	7,376	1,238,725	(87.0)
VeriSign, Inc.	2,054	411,745	(28.9)
Vertex Pharmaceuticals, Inc.	1,238	386,256	(27.1)
Viatris, Inc.	99,837	1,011,349	(71.0)
Virtu Financial, Inc., Class A	10,214	228,589	(16.0)
Visa, Inc., A Shares	8,962	1,856,568	(130.3)
Vistra Corp.	26,518	609,118	(42.8)
Walgreens Boots Alliance, Inc.	7,247	264,515	(18.6)
Waters Corp.	1,410	421,830	(29.6)
Watsco, Inc.	706	191,298	(13.4)
Wells Fargo & Co.	13,236	608,724	(42.7)
Welltower, Inc.	8,149	497,415	(34.9)
West Pharmaceutical Services, Inc.	1,178	271,058	(19.0)
Westrock Co.	18,224	620,709	(43.6)
Whirlpool Corp.	3,105	429,235	(30.1)
Williams Cos., Inc.	51,287	1,678,623	(117.8)
Willis Towers Watson PLC	3,925	856,474	(60.1)
Wintrust Financial Corp.	4,715	441,418	(31.0)
Workday, Inc., Class A	6,164	960,474	(67.4)
World Wrestling Entertainment, Inc., Class A	10,444	823,927	(57.8)
WP Carey, Inc.	2,704	206,315	(14.5)
Xcel Energy, Inc.	10,582	688,994	(48.4)
Xylem, Inc.	2,345	240,198	(16.9)
Yum! Brands, Inc.	10,984	1,298,858	(91.2)
Zillow Group, Inc., Class C	4,065	125,446	(8.8)
Zscaler, Inc.	237	36,522	(2.6)

		257,382,858

Preferred Stocks

Germany
Fuchs Petrolub SE	5,585	159,949	(11.2)
Sartorius AG	213	75,102	(5.3)
Volkswagen AG	270	34,560	(2.4)

		269,611

United States
AMC Entertainment Holdings, Inc.	48,841	100,124	(7.1)

100	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)

Warrants

Australia
Magellan Financial Group Ltd. (Issued/Exercisable 04/14/22, 1 Share for 1 Warrant, Expires 04/16/27, Strike Price AUD 35.00)	1,580	$313	(0.0)%

Total Reference Entity — Long		426,323,922

Reference Entity — Short

Common Stocks

Argentina
Globant SA	(806)	(152,076)	10.7

Australia
Adbri Ltd.	(206,705)	(208,398)	14.6
ALS Ltd.	(125,934)	(921,210)	64.7
AMP Ltd.	(365,032)	(294,372)	20.7
Ampol Ltd.	(9,479)	(165,331)	11.6
Ansell Ltd.	(14,070)	(254,007)	17.8
APA Group	(127,979)	(861,604)	60.5
Atlas Arteria Ltd.	(27,261)	(114,913)	8.1
Beach Energy Ltd.	(548,343)	(560,714)	39.4
BlueScope Steel Ltd.	(136,902)	(1,378,600)	96.8
Brambles Ltd.	(151,394)	(1,133,446)	79.6
Champion Iron Ltd.	(141,064)	(424,309)	29.8
Cleanaway Waste Management Ltd.	(827,301)	(1,431,007)	100.4
Cochlear Ltd.	(7,724)	(986,692)	69.3
CSL Ltd.	(4,793)	(858,021)	60.2
Downer EDI Ltd.	(94,933)	(272,831)	19.1
Endeavour Group Ltd.	(333,082)	(1,524,617)	107.0
Fortescue Metals Group Ltd.	(15,144)	(142,672)	10.0
Incitec Pivot Ltd.	(122,865)	(295,484)	20.7
Insurance Australia Group Ltd.	(298,618)	(937,343)	65.8
Lendlease Group	(75,417)	(419,376)	29.4
Lottery Corp. Ltd.	(144,595)	(396,677)	27.8
Macquarie Group Ltd.	(2,805)	(304,294)	21.4
Newcrest Mining Ltd.	(2,318)	(25,573)	1.8
Newcrest Mining Ltd.	(49,612)	(549,467)	38.6
NEXTDC Ltd.	(59,597)	(316,232)	22.2
Northern Star Resources Ltd.	(389,182)	(2,172,063)	152.5
Orica Ltd.	(43,037)	(382,824)	26.9
Origin Energy Ltd.	(217,555)	(777,232)	54.6
Qantas Airways Ltd.	(282,308)	(1,054,919)	74.0
QBE Insurance Group Ltd.	(43,606)	(341,651)	24.0
Qube Holdings Ltd.	(399,037)	(694,705)	48.8
Ramsay Health Care Ltd.	(17,443)	(654,272)	45.9
Reece Ltd.	(34,426)	(341,846)	24.0
Rio Tinto Ltd.	(19,188)	(1,088,911)	76.4
Santos Ltd.	(468,571)	(2,287,403)	160.6
Seven Group Holdings Ltd.	(52,697)	(617,947)	43.4
Sonic Healthcare Ltd.	(12,896)	(269,984)	18.9
Suncorp Group Ltd.	(259,950)	(1,901,537)	133.5
Tabcorp Holdings Ltd.	(650,612)	(401,675)	28.2
TPG Telecom Ltd.	(40,950)	(128,460)	9.0
Transurban Group	(88,567)	(751,309)	52.7
Vicinity Centres	(13,778)	(17,177)	1.2
Woodside Energy Group Ltd.	(1)	(23)	0.0

Security	Shares	Value	% of Basket Value

Australia (continued)
Woolworths Group Ltd.	(57,297)	$(1,209,985)	84.9%
Worley Ltd.	(31,651)	(289,104)	20.3

		(30,160,217)

Austria
ams-OSRAM AG	(41,301)	(233,778)	16.4
BAWAG Group AG	(2,984)	(144,055)	10.1
OMV AG	(9,605)	(442,246)	31.1
Telekom Austria AG	(1,641)	(9,539)	0.7
Voestalpine AG	(1,996)	(43,334)	3.0

		(872,952)

Belgium
D’ieteren Group	(464)	(77,222)	5.4
Galapagos NV	(310)	(14,139)	1.0
Groupe Bruxelles Lambert SA	(2,474)	(182,399)	12.8
KBC Group NV	(7,550)	(378,374)	26.5
Proximus SADP	(14,818)	(155,348)	10.9
Sofina SA	(2,652)	(517,137)	36.3
UCB SA	(3,529)	(265,973)	18.7

		(1,590,592)

Canada
Agnico Eagle Mines Ltd.	(50,972)	(2,242,267)	157.4
Alimentation Couche-Tard, Inc.	(1,078)	(48,268)	3.4
Aritzia, Inc.	(794)	(30,796)	2.2
Atco Ltd.	(17,981)	(558,297)	39.2
ATS Automation Tooling Systems, Inc.	(3,806)	(120,409)	8.4
B2Gold Corp.	(33,186)	(101,335)	7.1
BlackBerry Ltd.	(2,562)	(11,904)	0.8
Cameco Corp.	(8,503)	(201,660)	14.2
Canadian Apartment Properties REIT	(13,371)	(414,080)	29.1
Canadian National Railway Co.	(15,390)	(1,823,280)	128.0
Canadian Pacific Railway Ltd.	(29,462)	(2,196,323)	154.2
Canadian Solar, Inc.	(10,975)	(372,052)	26.1
CCL Industries, Inc., Class B	(941)	(44,206)	3.1
Cenovus Energy, Inc.	(30,749)	(621,593)	43.6
Constellation Software, Inc.	(54)	(78,081)	5.5
Dollarama, Inc.	(17,788)	(1,056,952)	74.2
Empire Co. Ltd.	(5,671)	(145,693)	10.2
Fairfax Financial Holdings Ltd.	(44)	(21,610)	1.5
Finning International, Inc.	(16,908)	(359,544)	25.2
Fortis, Inc.	(37,761)	(1,473,188)	103.4
Franco-Nevada Corp.	(3,189)	(394,028)	27.7
Gildan Activewear, Inc.	(6,914)	(218,177)	15.3
H&R Real Estate Investment Trust	(63,334)	(521,139)	36.6
iA Financial Corp., Inc.	(279)	(15,527)	1.1
Intact Financial Corp.	(1,706)	(259,228)	18.2
Lightspeed Commerce, Inc.	(56,078)	(1,074,758)	75.4
Loblaw Cos. Ltd.	(15,785)	(1,293,296)	90.8
Magna International, Inc.	(12,925)	(720,275)	50.6
Manulife Financial Corp.	(70,134)	(1,162,422)	81.6
Metro, Inc.	(8,289)	(434,239)	30.5
National Bank of Canada	(5,333)	(363,115)	25.5
Nutrien Ltd.	(17,066)	(1,441,970)	101.2
Nuvei Corp.	(564)	(16,974)	1.2
Onex Corp.	(1,036)	(52,144)	3.7
Open Text Corp.	(21,065)	(610,140)	42.8
Pan American Silver Corp.	(73,130)	(1,167,525)	82.0
Parkland Corp.	(11,128)	(224,953)	15.8

S C H E D U L E O F I N V E S T M E N T S	101

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Canada (continued)
Pembina Pipeline Corp.	(17,677)	$(583,632)	41.0%
Quebecor, Inc.	(6,581)	(124,050)	8.7
Restaurant Brands International, Inc.	(25,820)	(1,534,209)	107.7
Ritchie Bros Auctioneers, Inc.	(11,187)	(730,828)	51.3
Rogers Communications, Inc., Class B	(29,438)	(1,225,404)	86.0
Saputo, Inc.	(11,120)	(270,664)	19.0
Shaw Communications, Inc., Class B	(60,497)	(1,553,778)	109.1
Shopify, Inc., Class A	(28,632)	(981,687)	68.9
SmartCentres Real Estate Investment Trust	(776)	(15,208)	1.1
SSR Mining, Inc.	(31,934)	(439,742)	30.9
Stelco Holdings, Inc.	(10,240)	(257,889)	18.1
Sun Life Financial, Inc.	(36,005)	(1,529,159)	107.3
Suncor Energy, Inc.	(6,942)	(238,780)	16.8
TFI International, Inc.	(2,574)	(234,302)	16.4
Thomson Reuters Corp.	(10,453)	(1,111,708)	78.0
Toromont Industries Ltd.	(6,506)	(500,002)	35.1
TransAlta Corp.	(1,844)	(16,243)	1.1
Tricon Residential, Inc.	(46,730)	(393,776)	27.6
Turquoise Hill Resources Ltd.	(5,339)	(150,331)	10.5
West Fraser Timber Co. Ltd.	(13,167)	(988,624)	69.4

		(34,771,464)

China
BOC Hong Kong Holdings Ltd.	(226,500)	(703,805)	49.4

Denmark
Ambu A/S, Class B	(3,482)	(38,942)	2.7
Bavarian Nordic A/S	(1,588)	(50,531)	3.6

		(89,473)

Finland
Elisa OYJ	(7,778)	(375,882)	26.4
Fortum OYJ	(31,476)	(443,002)	31.1
Huhtamaki OYJ	(6,668)	(239,644)	16.8
Kesko OYJ, B Shares	(619)	(12,046)	0.9
Kojamo OYJ	(13,501)	(175,710)	12.3
Metso Outotec OYJ	(2,380)	(18,062)	1.3
Neste OYJ	(2,118)	(92,829)	6.5
Orion OYJ, Class B	(2,301)	(105,888)	7.4

		(1,463,063)

France
Aeroports de Paris	(753)	(101,829)	7.1
Airbus SE	(12,081)	(1,307,209)	91.8
BNP Paribas SA	(12,937)	(606,666)	42.6
Bollore SE	(46,064)	(230,391)	16.2
Bureau Veritas SA	(7,814)	(193,320)	13.6
Capgemini SE	(8,567)	(1,404,052)	98.6
Constellium SE	(9,731)	(107,236)	7.5
Credit Agricole SA	(6,634)	(60,195)	4.2
EssilorLuxottica SA	(3,925)	(620,653)	43.6
Gaztransport Et Technigaz SA	(1,620)	(188,468)	13.2
Getlink SE	(63,346)	(1,002,418)	70.4
Kering SA	(208)	(95,256)	6.7
L’Oreal SA	(2,533)	(795,372)	55.8
LVMH Moet Hennessy Louis Vuitton SE	(889)	(560,954)	39.4
Safran SA	(2,638)	(293,794)	20.6
Sartorius Stedim Biotech	(752)	(238,639)	16.7
SEB SA	(6,418)	(417,822)	29.3
Sodexo SA	(363)	(32,155)	2.3
SOITEC	(1,340)	(171,580)	12.0

Security	Shares	Value	% of Basket Value

France (continued)
TOTAL SE	(36,979)	$(2,017,328)	141.6%
Unibail-Rodamco-Westfield	(5,323)	(251,563)	17.7
Vallourec SA, Class A	(30,934)	(329,128)	23.1
Veolia Environnement SA	(8,637)	(192,743)	13.5
Worldline SA	(7,187)	(313,687)	22.0

		(11,532,458)

Germany
adidas AG	(4,876)	(475,971)	33.4
Allianz SE, Registered Shares	(1,706)	(306,917)	21.5
Aurubis AG	(667)	(42,088)	3.0
BASF SE	(37,960)	(1,703,289)	119.6
Bayer AG, Registered Shares	(728)	(38,279)	2.7
Bechtle AG	(5,930)	(204,861)	14.4
Brenntag AG	(306)	(18,567)	1.3
Carl Zeiss Meditec AG	(474)	(57,374)	4.0
Continental AG	(1,941)	(100,535)	7.1
CTS Eventim AG & Co. KGaA	(1,564)	(74,660)	5.2
Delivery Hero SE	(9,000)	(296,180)	20.8
Deutsche Wohnen SE	(908)	(18,315)	1.3
Fresenius Medical Care AG & Co. KGaA	(6,781)	(187,566)	13.2
Fresenius SE & Co. KGaA	(23,793)	(547,552)	38.4
HeidelbergCement AG	(5,133)	(236,050)	16.6
Hella GmbH & Co. KGaA	(2,008)	(156,762)	11.0
Henkel AG & Co. KGaA	(195)	(11,447)	0.8
HUGO BOSS AG	(1,720)	(79,219)	5.6
Infineon Technologies AG	(6,163)	(149,548)	10.5
KION Group AG	(1,719)	(38,111)	2.7
Merck KGaA	(3,179)	(518,066)	36.4
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	(379)	(100,047)	7.0
Siemens Healthineers AG	(1,833)	(83,974)	5.9
Sixt SE	(2,180)	(204,470)	14.3
Symrise AG	(227)	(23,170)	1.6
Telefonica Deutschland Holding AG	(73,644)	(160,463)	11.3
ThyssenKrupp AG	(2,298)	(12,097)	0.8
Uniper SE	(7,290)	(21,822)	1.5
United Internet AG, Registered Shares	(12,375)	(231,327)	16.2
Vonovia SE	(16,486)	(364,515)	25.6
Zalando SE	(5,234)	(120,634)	8.5

		(6,583,876)

Hong Kong
Champion REIT	(306,000)	(91,586)	6.4
CK Asset Holdings Ltd.	(195,500)	(1,080,835)	75.9
CK Hutchison Holdings Ltd.	(197,500)	(983,121)	69.0
CK Infrastructure Holdings Ltd.	(127,500)	(605,717)	42.5
CLP Holdings Ltd.	(218,500)	(1,466,529)	102.9
Galaxy Entertainment Group Ltd.	(132,000)	(603,061)	42.3
Guotai Junan International Holdings Ltd.	(259,000)	(18,457)	1.3
Hang Seng Bank Ltd.	(18,800)	(264,662)	18.6
Henderson Land Development Co. Ltd.	(130,000)	(318,274)	22.3
HKT Trust & HKT Ltd.	(560,000)	(633,328)	44.5
Hong Kong & China Gas Co. Ltd.	(460,000)	(354,554)	24.9
Hong Kong Exchanges & Clearing Ltd.	(12,100)	(321,177)	22.6
Hongkong Land Holdings Ltd.	(71,100)	(273,727)	19.2
JS Global Lifestyle Co. Ltd.	(260,000)	(209,434)	14.7
Kerry Logistics Network Ltd.	(80,500)	(127,782)	9.0
Man Wah Holdings Ltd.	(371,200)	(207,123)	14.5
NWS Holdings Ltd.	(497,000)	(352,448)	24.7
PCCW Ltd.	(1,783,000)	(681,198)	47.8

102	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Hong Kong (continued)
Power Assets Holdings Ltd.	(155,500)	$(743,531)	52.2%
Sino Land Co. Ltd.	(752,025)	(803,024)	56.4
VTech Holdings Ltd.	(48,600)	(258,708)	18.2

		(10,398,276)

Ireland
AerCap Holdings NV	(30,514)	(1,629,753)	114.4
DCC PLC	(11,442)	(635,041)	44.6
Jazz Pharmaceuticals PLC	(1,342)	(192,966)	13.6
Kerry Group PLC, Class A	(2,705)	(234,942)	16.5
Smurfit Kappa Group PLC	(4,880)	(161,542)	11.3
Trane Technologies PLC	(5,465)	(872,378)	61.2

		(3,726,622)

Isle of Man
Entain PLC	(1,533)	(22,177)	1.5

Israel
Azrieli Group Ltd.	(7,028)	(520,672)	36.5
Bank Hapoalim BM	(19,803)	(190,886)	13.4
Bank Leumi Le-Israel BM	(44,304)	(422,649)	29.7
Check Point Software Technologies Ltd.	(400)	(51,692)	3.6
First International Bank Of Israel Ltd.	(33,910)	(1,464,280)	102.8
Global-e Online Ltd.	(8,607)	(217,671)	15.3
ICL Ltd.	(12,675)	(114,298)	8.0
Inmode Ltd.	(14,534)	(498,807)	35.0
Maytronics Ltd.	(13,307)	(143,483)	10.1
Mizrahi Tefahot Bank Ltd.	(6,406)	(242,157)	17.0
Shufersal Ltd.	(127,906)	(873,156)	61.3
Strauss Group Ltd.	(23,718)	(593,366)	41.6
Teva Pharmaceutical Industries Ltd.	(99,089)	(885,946)	62.2

		(6,219,063)

Italy
Banco BPM SpA	(5,547)	(16,783)	1.2
DiaSorin SpA	(3,122)	(408,157)	28.6
Eni SpA	(24,417)	(320,686)	22.5
FinecoBank Banca Fineco SpA	(21,410)	(288,512)	20.3
Interpump Group SpA	(414)	(16,028)	1.1
Intesa Sanpaolo SpA	(1,013,175)	(1,931,646)	135.6
Nexi SpA	(11,352)	(98,143)	6.9
Poste Italiane SpA	(30,522)	(265,977)	18.7
Prysmian SpA	(9,885)	(321,738)	22.6
Recordati Industria Chimica e Farmaceutica SpA	(3,907)	(146,792)	10.3

		(3,814,462)

Japan
Advance Residence Investment Corp.	(56)	(130,377)	9.2
Advantest Corp.	(4,100)	(215,830)	15.2
Aeon Co. Ltd.	(20,300)	(378,607)	26.6
Aeon Mall Co. Ltd.	(52,100)	(566,772)	39.8
Ain Holdings, Inc.	(4,100)	(172,241)	12.1
Aisin Corp.	(7,400)	(189,956)	13.3
Ajinomoto Co., Inc.	(500)	(13,752)	1.0
Ariake Japan Co. Ltd.	(1,600)	(55,431)	3.9
Asahi Intecc Co. Ltd.	(8,300)	(141,392)	9.9
Asics Corp.	(8,100)	(124,122)	8.7
ASKUL Corp.	(8,400)	(87,727)	6.2
Bank of Kyoto Ltd.	(15,600)	(562,159)	39.5
Benefit One, Inc.	(11,700)	(161,859)	11.4
BIPROGY, Inc.	(9,400)	(203,053)	14.3
Brother Industries Ltd.	(6,600)	(112,437)	7.9
Canon Marketing Japan, Inc.	(6,400)	(135,053)	9.5

Security	Shares	Value	% of Basket Value

Japan (continued)
Chiba Bank Ltd.	(8,900)	$(48,764)	3.4%
Credit Saison Co. Ltd.	(12,100)	(129,329)	9.1
CyberAgent, Inc.	(17,300)	(142,123)	10.0
Daido Steel Co. Ltd.	(2,000)	(51,854)	3.6
Dai-ichi Life Holdings, Inc.	(16,000)	(254,124)	17.8
Daiichi Sankyo Co. Ltd.	(12,100)	(387,330)	27.2
Daikin Industries Ltd.	(400)	(59,915)	4.2
Daio Paper Corp.	(2,000)	(14,756)	1.0
Daiwa House REIT Investment Corp.	(183)	(369,348)	25.9
Daiwa Office Investment Corp.	(13)	(61,415)	4.3
Denka Co. Ltd.	(2,200)	(50,965)	3.6
Denso Corp.	(1,400)	(69,462)	4.9
Descente Ltd.	(1,700)	(40,802)	2.9
Dexerials Corp.	(3,100)	(72,202)	5.1
ENEOS Holdings, Inc.	(35,200)	(115,948)	8.1
Ezaki Glico Co. Ltd.	(3,700)	(83,243)	5.8
FANUC Corp.	(900)	(117,766)	8.3
Food and Life Cos. Ltd.	(4,500)	(75,695)	5.3
Fuji Electric Co. Ltd.	(3,500)	(135,327)	9.5
Fuji Oil Holdings, Inc.	(7,900)	(124,375)	8.7
Fujitsu General Ltd.	(24,600)	(561,422)	39.4
Fukuoka Financial Group, Inc.	(3,700)	(62,958)	4.4
Fuyo General Lease Co. Ltd.	(2,400)	(133,383)	9.4
GLP J-Reit	(75)	(77,781)	5.5
GMO internet, Inc.	(3,800)	(65,515)	4.6
Goldwin, Inc.	(8,500)	(443,899)	31.2
GS Yuasa Corp.	(5,800)	(88,300)	6.2
Hachijuni Bank Ltd.	(100,300)	(319,872)	22.5
Hakuhodo DY Holdings, Inc.	(5,600)	(47,184)	3.3
Haseko Corp.	(19,500)	(200,815)	14.1
Heiwa Corp.	(1,500)	(24,200)	1.7
Hikari Tsushin, Inc.	(600)	(72,477)	5.1
Hino Motors Ltd.	(16,800)	(69,817)	4.9
Hirogin Holdings, Inc.	(122,500)	(505,367)	35.5
Hitachi Ltd.	(7,800)	(353,916)	24.8
Horiba Ltd.	(2,300)	(94,363)	6.6
Hoshizaki Corp.	(1,100)	(31,515)	2.2
House Foods Group, Inc.	(10,500)	(196,375)	13.8
Ibiden Co. Ltd.	(7,000)	(235,951)	16.6
Idemitsu Kosan Co. Ltd.	(13,900)	(304,135)	21.3
Iida Group Holdings Co. Ltd.	(8,100)	(112,471)	7.9
Industrial & Infrastructure Fund Investment Corp.	(120)	(126,737)	8.9
Inpex Corp.	(5,600)	(56,517)	4.0
Isetan Mitsukoshi Holdings Ltd.	(5,900)	(52,405)	3.7
Ito En Ltd.	(2,000)	(70,441)	4.9
Itoham Yonekyu Holdings, Inc.	(14,900)	(66,630)	4.7
Iwatani Corp.	(8,800)	(324,028)	22.7
Iyogin Holdings, Inc.	(34,900)	(163,744)	11.5
Japan Airlines Co. Ltd.	(37,700)	(704,166)	49.4
Japan Aviation Electronics Industry Ltd.	(3,100)	(48,248)	3.4
Japan Hotel REIT Investment Corp.	(42)	(22,128)	1.6
Japan Logistics Fund, Inc.	(30)	(64,275)	4.5
Japan Post Insurance Co. Ltd.	(23,100)	(341,953)	24.0
Japan Real Estate Investment Corp.	(71)	(297,510)	20.9
Japan Retail Fund Investment Corp.	(189)	(139,242)	9.8
Japan Steel Works Ltd.	(33,700)	(695,853)	48.8
Jeol Ltd.	(1,100)	(40,252)	2.8
JFE Holdings, Inc.	(18,300)	(167,648)	11.8
JGC Holdings Corp.	(5,500)	(66,152)	4.6
JSR Corp.	(1,900)	(36,102)	2.5
JTEKT Corp.	(13,600)	(96,014)	6.7

S C H E D U L E O F I N V E S T M E N T S	103

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
Justsystems Corp.	(6,900)	$(145,125)	10.2%
Kaneka Corp.	(7,600)	(188,459)	13.2
Kao Corp.	(3,600)	(134,467)	9.4
Keihan Holdings Co. Ltd.	(15,600)	(401,337)	28.2
Kenedix Office Investment Corp.	(104)	(236,912)	16.6
Keyence Corp.	(400)	(151,505)	10.6
Kikkoman Corp.	(4,000)	(216,760)	15.2
Kirin Holdings Co. Ltd.	(15,500)	(227,849)	16.0
Kobayashi Pharmaceutical Co. Ltd.	(1,600)	(84,907)	6.0
Koei Tecmo Holdings Co. Ltd.	(25,200)	(380,241)	26.7
Kose Corp.	(800)	(79,856)	5.6
Kotobuki Spirits Co. Ltd.	(3,800)	(194,803)	13.7
K’s Holdings Corp.	(10,000)	(78,364)	5.5
Kubota Corp.	(12,600)	(175,765)	12.3
Kurita Water Industries Ltd.	(400)	(14,642)	1.0
Kyushu Financial Group, Inc.	(41,900)	(105,950)	7.4
LaSalle Logiport REIT	(53)	(56,567)	4.0
Lasertec Corp.	(3,200)	(449,635)	31.6
Lintec Corp.	(4,300)	(64,515)	4.5
Mabuchi Motor Co. Ltd.	(7,600)	(206,222)	14.5
Matsui Securities Co. Ltd.	(43,200)	(230,056)	16.1
Matsumotokiyoshi Holdings Co. Ltd.	(2,300)	(83,740)	5.9
MEIJI Holdings Co. Ltd.	(6,300)	(259,239)	18.2
Menicon Co. Ltd.	(400)	(6,830)	0.5
MINEBEA MITSUMI, Inc.	(2,000)	(29,557)	2.1
Mitsubishi Electric Corp.	(16,500)	(145,177)	10.2
Mitsubishi Heavy Industries Ltd.	(9,100)	(313,441)	22.0
Mitsubishi Motors Corp.	(17,100)	(57,605)	4.0
Mitsubishi UFJ Financial Group, Inc.	(93,500)	(441,680)	31.0
Mitsui Fudosan Logistics Park, Inc.	(174)	(577,307)	40.5
Mitsui OSK Lines Ltd.	(2,100)	(41,570)	2.9
Miura Co. Ltd.	(7,700)	(156,814)	11.0
Mori Hills REIT Investment Corp.	(99)	(108,442)	7.6
Morinaga & Co. Ltd.	(3,700)	(92,545)	6.5
Morinaga Milk Industry Co. Ltd.	(9,500)	(269,518)	18.9
Nabtesco Corp.	(2,100)	(44,605)	3.1
Nagase & Co. Ltd.	(3,200)	(43,598)	3.1
Nexon Co. Ltd.	(900)	(15,061)	1.1
NGK Spark Plug Co. Ltd.	(6,800)	(124,060)	8.7
NH Foods Ltd.	(3,300)	(78,644)	5.5
NHK Spring Co. Ltd.	(19,700)	(109,140)	7.7
Nifco, Inc.	(5,000)	(116,122)	8.2
Nippon Accommodations Fund, Inc.	(13)	(55,358)	3.9
Nippon Building Fund, Inc.	(36)	(160,029)	11.2
Nippon Electric Glass Co. Ltd.	(1,600)	(27,705)	1.9
Nippon Kayaku Co. Ltd.	(63,000)	(500,415)	35.1
Nippon Shinyaku Co. Ltd.	(1,100)	(60,903)	4.3
Nippon Shokubai Co. Ltd.	(1,900)	(68,154)	4.8
Nippon Steel Corp.	(4,300)	(59,066)	4.1
Nissan Motor Co. Ltd.	(4,800)	(15,299)	1.1
Nisshin Seifun Group, Inc.	(19,000)	(205,307)	14.4
Nissin Foods Holdings Co. Ltd.	(1,300)	(84,148)	5.9
Noevir Holdings Co. Ltd.	(2,200)	(81,325)	5.7
NOF Corp.	(2,600)	(89,431)	6.3
Nomura Holdings, Inc.	(235,600)	(762,392)	53.5
Nomura Real Estate Holdings, Inc.	(4,700)	(106,238)	7.5
NS Solutions Corp.	(6,600)	(151,695)	10.6
Oji Holdings Corp.	(119,300)	(413,580)	29.0
OKUMA Corp.	(2,200)	(73,644)	5.2
Ono Pharmaceutical Co. Ltd.	(20,200)	(475,378)	33.4
Open House Co. Ltd.	(1,700)	(60,468)	4.2

Security	Shares	Value	% of Basket Value

Japan (continued)
Orient Corp.	(5,190)	$(42,038)	3.0%
ORIX Corp.	(19,600)	(287,879)	20.2
Orix JREIT, Inc.	(32)	(42,932)	3.0
Osaka Gas Co. Ltd.	(1,800)	(26,654)	1.9
OSG Corp.	(8,500)	(108,063)	7.6
Pan Pacific International Holdings Corp.	(11,200)	(183,800)	12.9
Persol Holdings Co. Ltd.	(22,500)	(450,503)	31.6
Renesas Electronics Corp.	(8,100)	(67,763)	4.8
Rengo Co. Ltd.	(45,800)	(254,447)	17.9
Rohto Pharmaceutical Co. Ltd.	(5,200)	(161,762)	11.4
Ryohin Keikaku Co. Ltd.	(4,600)	(43,286)	3.0
Sankyo Co. Ltd.	(1,200)	(39,626)	2.8
Sanwa Holdings Corp.	(16,900)	(145,579)	10.2
Sapporo Holdings Ltd.	(600)	(13,234)	0.9
Seibu Holdings, Inc.	(9,300)	(83,246)	5.8
Sekisui Chemical Co. Ltd.	(3,100)	(38,713)	2.7
Seven & i Holdings Co. Ltd.	(8,500)	(317,291)	22.3
Sharp Corp.	(31,500)	(188,940)	13.3
Shikoku Electric Power Co., Inc.	(9,400)	(45,222)	3.2
Shimamura Co. Ltd.	(1,700)	(137,475)	9.7
Shimano, Inc.	(1,200)	(185,692)	13.0
Shinko Electric Industries Co. Ltd.	(500)	(12,016)	0.8
Shinsei Bank Ltd.	(16,100)	(239,579)	16.8
Shionogi & Co. Ltd.	(600)	(27,862)	2.0
Shizuoka Financial Group, Inc.	(38,800)	(245,015)	17.2
SHO-BOND Holdings Co. Ltd.	(4,300)	(186,018)	13.1
Shochiku Co. Ltd.	(2,900)	(230,197)	16.2
Showa Denko KK	(19,400)	(283,212)	19.9
SMC Corp.	(700)	(280,981)	19.7
Sony Corp.	(3,600)	(242,765)	17.0
Stanley Electric Co. Ltd.	(17,700)	(300,909)	21.1
SUMCO Corp.	(8,800)	(111,538)	7.8
Sumitomo Bakelite Co. Ltd.	(1,300)	(35,186)	2.5
Sumitomo Metal Mining Co. Ltd.	(5,800)	(162,579)	11.4
Sumitomo Realty & Development Co. Ltd.	(18,800)	(431,157)	30.3
Sumitomo Rubber Industries Ltd.	(3,000)	(25,737)	1.8
Suzuken Co. Ltd.	(7,900)	(175,884)	12.3
Taiyo Nippon Sanso Corp.	(3,600)	(57,317)	4.0
Taiyo Yuden Co. Ltd.	(7,500)	(204,086)	14.3
TDK Corp.	(500)	(15,619)	1.1
TechnoPro Holdings, Inc.	(4,200)	(100,759)	7.1
Toda Corp.	(9,500)	(47,483)	3.3
Toho Co. Ltd.	(6,300)	(224,018)	15.7
Toho Gas Co. Ltd.	(3,700)	(68,938)	4.8
Tokai Carbon Co. Ltd.	(116,900)	(762,879)	53.6
Tokyu Fudosan Holdings Corp.	(60,300)	(305,936)	21.5
TOPPAN, Inc.	(25,800)	(384,785)	27.0
Toray Industries, Inc.	(52,700)	(255,982)	18.0
Toshiba TEC Corp.	(6,400)	(165,691)	11.6
Toyo Suisan Kaisha Ltd.	(1,000)	(37,517)	2.6
Toyo Tire Corp.	(9,500)	(111,449)	7.8
Toyoda Gosei Co. Ltd.	(3,900)	(62,348)	4.4
Toyota Boshoku Corp.	(3,800)	(48,353)	3.4
UBE Corp.	(4,200)	(54,171)	3.8
Unicharm Corp.	(6,600)	(200,583)	14.1
Ushio, Inc.	(10,700)	(111,113)	7.8
USS Co. Ltd.	(3,600)	(54,319)	3.8
Yamato Holdings Co. Ltd.	(8,500)	(125,879)	8.8
Yamato Kogyo Co. Ltd.	(3,400)	(98,735)	6.9
Yamazaki Baking Co. Ltd.	(14,200)	(144,688)	10.2
Yokogawa Electric Corp.	(21,300)	(356,159)	25.0

104	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
Yokohama Rubber Co. Ltd.	(1,200)	$(18,765)	1.3%
Zeon Corp.	(11,500)	(96,937)	6.8

		(33,595,728)

Luxembourg
ArcelorMittal SA	(16,438)	(367,449)	25.8
Aroundtown SA	(21,380)	(42,381)	3.0
Eurofins Scientific SE	(1,445)	(92,501)	6.5

		(502,331)

Macau
Sands China Ltd.	(173,600)	(303,492)	21.3

Malaysia
Lynas Rare Earths Ltd.	(42,742)	(227,977)	16.0

Mexico
Fresnillo PLC	(24,436)	(204,298)	14.3

Netherlands
Akzo Nobel NV	(4,174)	(257,684)	18.1
BE Semiconductor Industries NV	(7,907)	(402,979)	28.3
Heineken NV	(941)	(78,606)	5.5
ING Groep NV	(20,520)	(201,908)	14.2
Iveco Group NV	(33,697)	(182,087)	12.8
Koninklijke Philips NV	(13,654)	(173,199)	12.2
NN Group NV	(4,250)	(179,955)	12.6
SBM Offshore NV	(12,255)	(165,852)	11.6
Stellantis NV	(152,386)	(2,055,926)	144.3

		(3,698,196)

New Zealand
Xero Ltd.	(3,172)	(157,517)	11.1

Poland
InPost SA	(73,607)	(469,217)	32.9

Portugal
Banco Comercial Portugues SA	(725,024)	(103,298)	7.2
Jeronimo Martins SGPS SA	(670)	(13,864)	1.0

		(117,162)

Singapore
Ascott Residence Trust	(95,700)	(64,522)	4.5
CapitaLand Integrated Commercial Trust	(88,800)	(117,851)	8.3
Capitaland Investment Ltd.	(39,400)	(83,790)	5.9
DBS Group Holdings Ltd.	(27,800)	(672,101)	47.2
Genting Singapore Ltd.	(701,300)	(398,810)	28.0
Mapletree Logistics Trust	(176,300)	(189,217)	13.3
Sea Ltd., ADR	(12,678)	(629,843)	44.2
Singapore Technologies Engineering Ltd.	(58,600)	(136,616)	9.6
Singapore Telecommunications Ltd.	(140,900)	(248,089)	17.4
Suntec Real Estate Investment Trust	(26,700)	(24,350)	1.7
United Overseas Bank Ltd.	(6,200)	(121,637)	8.5
UOL Group Ltd.	(26,300)	(114,873)	8.1
Venture Corp. Ltd.	(8,500)	(95,654)	6.7

		(2,897,353)

Spain
Acciona SA	(117)	(21,067)	1.5
ACS Actividades de Construccion y Servicios SA	(64,473)	(1,654,458)	116.1
Amadeus IT Group SA	(9,892)	(515,920)	36.2
Banco Santander SA	(45,868)	(118,958)	8.4
Cellnex Telecom SA	(3,660)	(119,793)	8.4
Endesa SA	(10,797)	(180,397)	12.7

Security	Shares	Value	% of Basket Value

Spain (continued)
Ferrovial SA	(14,730)	$(359,977)	25.3%
Fluidra SA	(14,097)	(191,449)	13.4
Grifols SA	(1,695)	(14,420)	1.0
Inmobiliaria Colonial Socimi SA	(1,071)	(5,648)	0.4

		(3,182,087)

Switzerland
Adecco Group AG, Registered Shares	(7,219)	(225,926)	15.9
Alcon, Inc.	(2,892)	(176,080)	12.4
Bachem Holding AG	(1,286)	(92,214)	6.5
Baloise Holding AG, Registered Shares	(1,061)	(144,956)	10.2
Cie Financiere Richemont SA	(5,502)	(537,730)	37.7
Clariant AG, Registered Shares	(2,519)	(40,482)	2.8
Coca-Cola HBC AG	(6,618)	(144,559)	10.2
Galenica AG	(6,047)	(434,465)	30.5
Helvetia Holding AG, Registered Shares	(1,610)	(159,877)	11.2
Julius Baer Group Ltd.	(1,400)	(67,170)	4.7
Kuehne & Nagel International AG, Registered
Shares	(82)	(17,455)	1.2
LafargeHolcim Ltd.	(21,092)	(958,258)	67.3
Lonza Group AG, Registered Shares	(1,266)	(651,716)	45.8
Novartis AG, Registered Shares	(2,837)	(229,487)	16.1
Partners Group Holding AG	(147)	(131,945)	9.3
PSP Swiss Property AG, Registered Shares	(5,279)	(563,954)	39.6
Roche Holding AG	(1,185)	(393,181)	27.6
Schindler Holding AG	(4,937)	(805,056)	56.5
Schindler Holding AG, Registered Shares	(3,796)	(597,567)	42.0
SGS SA, Registered Shares	(240)	(529,083)	37.1
Sonova Holding AG, Registered Shares	(985)	(232,818)	16.3
STMicroelectronics NV	(1,284)	(39,925)	2.8
Straumann Holding AG, Registered Shares	(5,324)	(506,692)	35.6
Swatch Group AG	(62)	(13,932)	1.0
Swatch Group AG, Registered Shares	(2,298)	(96,007)	6.7
Swiss Life Holding AG, Registered Shares	(419)	(202,889)	14.2
Swiss Re AG	(905)	(67,228)	4.7
Swisscom AG, Registered Shares	(2,441)	(1,205,339)	84.6
Tecan Group AG, Registered Shares	(296)	(108,583)	7.6
Temenos AG	(1,727)	(102,858)	7.2
Zurich Insurance Group AG	(505)	(215,218)	15.1

		(9,692,650)

United Kingdom
Ashtead Group PLC	(23,466)	(1,222,415)	85.8
Associated British Foods PLC	(16,105)	(249,616)	17.5
AVEVA Group PLC	(11,799)	(422,265)	29.6
Berkeley Group Holdings PLC	(41,188)	(1,638,761)	115.0
BT Group PLC	(72,464)	(107,988)	7.6
CNH Industrial NV	(6,478)	(83,806)	5.9
Derwent London PLC	(28,789)	(712,507)	50.0
DS Smith PLC	(224,139)	(747,486)	52.5
Farfetch Ltd., Class A	(20,088)	(170,346)	12.0
Future PLC	(10,371)	(145,345)	10.2
Greggs PLC	(17,289)	(400,784)	28.1
Haleon PLC	(141,125)	(432,753)	30.4
Harbour Energy PLC	(110,855)	(481,092)	33.8
Howden Joinery Group PLC	(38,776)	(228,414)	16.0
Informa PLC	(63,927)	(407,338)	28.6
InterContinental Hotels Group PLC	(15,567)	(836,426)	58.7
Janus Henderson Group PLC	(3,647)	(83,042)	5.8
Land Securities Group PLC	(47,546)	(310,898)	21.8
Linde PLC	(4,617)	(1,372,865)	96.4
Lloyds Banking Group PLC	(3,183,113)	(1,528,744)	107.3

S C H E D U L E O F I N V E S T M E N T S	105

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United Kingdom (continued)
Man Group PLC	(64,067)	$(159,373)	11.2%
Marks & Spencer Group PLC	(260,463)	(315,440)	22.1
Next PLC	(16,144)	(911,807)	64.0
Persimmon PLC	(25,904)	(387,624)	27.2
Prudential PLC	(70,204)	(652,171)	45.8
RELX PLC	(9,404)	(252,596)	17.7
Rio Tinto PLC	(5,352)	(279,704)	19.6
Royal Mail PLC	(11,622)	(26,886)	1.9
Smith & Nephew PLC	(7,171)	(84,739)	6.0
Taylor Wimpey PLC	(365,331)	(392,778)	27.6
Tesco PLC	(49,661)	(122,657)	8.6
UNITE Group PLC	(29,544)	(301,790)	21.2
Weir Group PLC	(1,922)	(33,489)	2.4
Whitbread PLC	(10,523)	(309,714)	21.7

		(15,813,659)

United States
10X Genomics, Inc., Class A	(16,406)	(445,915)	31.3
Abbott Laboratories	(8,159)	(807,251)	56.7
AbbVie, Inc.	(2,750)	(402,600)	28.3
Academy Sports & Outdoors, Inc.	(3,212)	(141,424)	9.9
Acadia Healthcare Co., Inc.	(6,749)	(548,694)	38.5
Acuity Brands, Inc.	(2,552)	(468,471)	32.9
Advance Auto Parts, Inc.	(2,918)	(554,187)	38.9
AES Corp.	(5,137)	(134,384)	9.4
Aflac, Inc.	(3,458)	(225,150)	15.8
AGCO Corp.	(3,531)	(438,444)	30.8
agilon health, Inc.	(13,022)	(258,487)	18.1
Air Lease Corp.	(8,728)	(308,011)	21.6
Air Products & Chemicals, Inc.	(2,538)	(635,515)	44.6
Airbnb, Inc., Class A	(951)	(101,671)	7.1
Alexandria Real Estate Equities, Inc.	(3,150)	(457,695)	32.1
Alight, Inc., Class A	(46,838)	(388,287)	27.3
Alliant Energy Corp.	(17,606)	(918,505)	64.5
Alteryx, Inc., Class A	(3,553)	(173,138)	12.2
Amdocs Ltd.	(12,966)	(1,119,095)	78.6
Ameren Corp.	(12,286)	(1,001,555)	70.3
American Electric Power Co., Inc.	(8,659)	(761,299)	53.4
Americold Realty Trust, Inc.	(48,741)	(1,181,969)	83.0
Ameriprise Financial, Inc.	(4,329)	(1,338,180)	93.9
AmerisourceBergen Corp.	(1,493)	(234,729)	16.5
AMETEK, Inc.	(4,033)	(522,919)	36.7
Amkor Technology, Inc.	(5,432)	(112,931)	7.9
Apartment Income REIT Corp.	(11,877)	(456,433)	32.0
Apellis Pharmaceuticals, Inc.	(1,900)	(114,931)	8.1
Apollo Global Management, Inc.	(22,648)	(1,253,793)	88.0
Appian Corp., Class A	(1,000)	(48,820)	3.4
AppLovin Corp., Class A	(22,678)	(384,619)	27.0
Aramark	(18,283)	(667,329)	46.8
Archer-Daniels-Midland Co.	(15,390)	(1,492,522)	104.8
Arista Networks, Inc.	(4,860)	(587,380)	41.2
Armstrong World Industries, Inc.	(2,765)	(208,951)	14.7
Arrowhead Pharmaceuticals, Inc.	(3,978)	(138,474)	9.7
Asana, Inc., Class A	(12,200)	(251,320)	17.6
Aspen Technology, Inc.	(2,506)	(605,074)	42.5
Assurant, Inc.	(7,994)	(1,086,065)	76.2
ATI, Inc.	(3,278)	(97,553)	6.8
Atkore, Inc.	(5,170)	(492,701)	34.6
Atlassian Corp, Class A	(484)	(98,121)	6.9
Atmos Energy Corp.	(9,036)	(962,786)	67.6
Automatic Data Processing, Inc.	(4,063)	(982,027)	68.9

Security	Shares	Value	% of Basket Value

United States (continued)
Avery Dennison Corp.	(3,417)	$(579,352)	40.7%
Bath & Body Works, Inc.	(24,042)	(802,522)	56.3
Bausch Health Cos., Inc.	(28,944)	(188,236)	13.2
Beacon Roofing Supply, Inc.	(2,066)	(116,419)	8.2
Bentley Systems, Inc., Class B	(9,453)	(333,502)	23.4
Berkshire Hathaway, Inc., Class B	(1,377)	(406,339)	28.5
Biogen, Inc.	(1,547)	(438,482)	30.8
Bio-Techne Corp.	(946)	(280,262)	19.7
Bloom Energy Corp., Class A	(827)	(15,473)	1.1
Blue Owl Capital, Inc.	(30,032)	(300,921)	21.1
Bright Horizons Family Solutions, Inc.	(8,925)	(582,981)	40.9
Broadcom, Inc.	(1,704)	(801,084)	56.2
Brown & Brown, Inc.	(18,994)	(1,116,657)	78.4
Brunswick Corp.	(8,944)	(632,072)	44.4
Bumble, Inc., Class A	(27,665)	(702,691)	49.3
Bunge Ltd.	(10,247)	(1,011,379)	71.0
Burlington Stores, Inc.	(2,366)	(338,243)	23.7
BWX Technologies, Inc.	(1,403)	(79,943)	5.6
Cable One, Inc.	(738)	(634,259)	44.5
Cabot Corp.	(1,703)	(125,136)	8.8
Cactus, Inc., Class A	(1,022)	(52,858)	3.7
Cadence Bank	(1,694)	(46,839)	3.3
Cadence Design Systems, Inc.	(7,109)	(1,076,232)	75.5
Caesars Entertainment, Inc.	(3,934)	(172,034)	12.1
Calix, Inc.	(4,395)	(323,648)	22.7
Camden Property Trust	(3,991)	(461,160)	32.4
CarMax, Inc.	(8,711)	(548,880)	38.5
Carnival Corp.	(25,435)	(230,441)	16.2
Carter’s, Inc.	(3,478)	(236,052)	16.6
Carvana Co.	(6,727)	(91,016)	6.4
Casey’s General Stores, Inc.	(1,559)	(362,795)	25.5
Catalent, Inc.	(4,882)	(320,894)	22.5
Caterpillar, Inc.	(3,482)	(753,714)	52.9
CBRE Group, Inc., Class A	(6,814)	(483,385)	33.9
Celanese Corp.	(4,411)	(423,985)	29.8
Celsius Holdings, Inc.	(3,353)	(305,391)	21.4
Centene Corp.	(3,634)	(309,362)	21.7
CenterPoint Energy, Inc.	(16,168)	(462,566)	32.5
ChampionX Corp.	(4,712)	(134,857)	9.5
Charles Schwab Corp.	(8,893)	(708,505)	49.7
Chart Industries, Inc.	(5,913)	(1,317,889)	92.5
Charter Communications, Inc., Class A	(368)	(135,284)	9.5
Chemours Co.	(10,629)	(304,308)	21.4
Choice Hotels International, Inc.	(1,743)	(226,311)	15.9
Chubb Ltd.	(2,020)	(434,078)	30.5
Church & Dwight Co., Inc.	(6,105)	(452,564)	31.8
Cincinnati Financial Corp.	(3,788)	(391,376)	27.5
Cintas Corp.	(532)	(227,457)	16.0
Citizens Financial Group, Inc.	(706)	(28,875)	2.0
Civitas Resources, Inc.	(6,579)	(459,938)	32.3
Clean Harbors, Inc.	(5,958)	(729,617)	51.2
Cleveland-Cliffs, Inc.	(32,024)	(415,992)	29.2
Columbia Sportswear Co.	(12,744)	(949,428)	66.6
Comcast Corp., Class A	(9,308)	(295,436)	20.7
Comerica, Inc.	(763)	(53,792)	3.8
Commerce Bancshares, Inc.	(7,528)	(533,284)	37.4
Concentrix Corp.	(6,630)	(810,385)	56.9
Confluent, Inc., Class A	(24,679)	(663,372)	46.6
ConocoPhillips	(1,957)	(246,758)	17.3
Constellation Energy Corp.	(3,459)	(327,014)	23.0
Corebridge Financial, Inc.	(15,949)	(361,564)	25.4

106	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Corning, Inc.	(23,045)	$(741,358)	52.0%
Corteva, Inc.	(8,133)	(531,410)	37.3
Coty, Inc., Class A	(42,336)	(284,075)	19.9
Cousins Properties, Inc.	(60,767)	(1,443,824)	101.3
Crane Holdings Co.	(8,997)	(902,759)	63.4
CSX Corp.	(40,311)	(1,171,438)	82.2
Cullen/Frost Bankers, Inc.	(4,974)	(771,219)	54.1
Cummins, Inc.	(661)	(161,621)	11.3
Curtiss-Wright Corp.	(4,762)	(799,206)	56.1
CVB Financial Corp.	(6,876)	(197,479)	13.9
Cytokinetics, Inc.	(305)	(13,316)	0.9
Darden Restaurants, Inc.	(11,882)	(1,700,789)	119.4
Darling Ingredients, Inc.	(3,728)	(292,573)	20.5
Datadog, Inc., Class A	(1,382)	(111,265)	7.8
DaVita, Inc.	(1,873)	(136,748)	9.6
Deere & Co.	(1,337)	(529,211)	37.1
Delta Air Lines, Inc.	(20,948)	(710,766)	49.9
DENTSPLY SIRONA, Inc.	(8,983)	(276,856)	19.4
Devon Energy Corp.	(5,531)	(427,823)	30.0
Diamondback Energy, Inc.	(6,082)	(955,543)	67.1
Discover Financial Services	(8,251)	(861,899)	60.5
Dollar General Corp.	(1,332)	(339,727)	23.8
Dollar Tree, Inc.	(10,147)	(1,608,299)	112.9
Dominion Energy, Inc.	(11,827)	(827,535)	58.1
Douglas Emmett, Inc.	(30,150)	(530,339)	37.2
Dover Corp.	(2,205)	(288,171)	20.2
Dow, Inc.	(7,774)	(363,357)	25.5
Dr. Horton, Inc.	(3,923)	(301,600)	21.2
Dropbox, Inc., Class A	(3,056)	(66,468)	4.7
DTE Energy Co.	(3,720)	(417,049)	29.3
Duke Energy Corp.	(10,852)	(1,011,189)	71.0
DXC Technology Co.	(1,194)	(34,328)	2.4
Eagle Materials, Inc.	(4,171)	(510,155)	35.8
East West Bancorp, Inc.	(4,432)	(317,198)	22.3
Eastman Chemical Co.	(4,825)	(370,608)	26.0
Eaton Corp. PLC	(4,073)	(611,235)	42.9
Electronic Arts, Inc.	(5,800)	(730,568)	51.3
Element Solutions, Inc.	(43,144)	(742,077)	52.1
EMCOR Group, Inc.	(2,210)	(311,831)	21.9
Emerson Electric Co.	(10,717)	(928,092)	65.1
Encompass Health Corp.	(34,388)	(1,872,083)	131.4
Endeavor Group Holdings, Inc., Class A	(1,934)	(42,239)	3.0
Enovis Corp.	(4,578)	(226,382)	15.9
Entegris, Inc.	(2,381)	(188,909)	13.3
Envista Holdings Corp.	(5,040)	(166,370)	11.7
Equitable Holdings, Inc.	(39,636)	(1,213,654)	85.2
Equitrans Midstream Corp.	(2,198)	(18,507)	1.3
Euronet Worldwide, Inc.	(2,312)	(194,231)	13.6
Evercore, Inc., Class A	(8,737)	(918,259)	64.5
Evergy, Inc.	(2,771)	(169,391)	11.9
Evoqua Water Technologies Corp.	(5,021)	(196,723)	13.8
Exelon Corp.	(21,150)	(816,178)	57.3
ExlService Holdings, Inc.	(2,021)	(367,519)	25.8
Extra Space Storage, Inc.	(3,917)	(695,032)	48.8
Fastenal Co.	(16,740)	(809,044)	56.8
Federal Realty OP LP	(4,394)	(434,918)	30.5
Fidelity National Information Services, Inc.	(5,810)	(482,172)	33.8
Fifth Third Bancorp	(14,115)	(503,764)	35.4
First Citizens BancShares, Inc., Class A	(1,514)	(1,244,690)	87.4
First Republic Bank	(8,770)	(1,053,277)	73.9
FirstEnergy Corp.	(6,522)	(245,945)	17.3
Fiserv, Inc.	(13,733)	(1,410,928)	99.0

Security	Shares	Value	% of Basket Value

United States (continued)
Five Below, Inc.	(892)	$(130,544)	9.2%
Five9, Inc.	(4,072)	(245,379)	17.2
Floor & Decor Holdings, Inc., Class A	(2,011)	(147,547)	10.4
Flowserve Corp.	(24,993)	(716,799)	50.3
FNB Corp.	(14,702)	(212,444)	14.9
Ford Motor Co.	(20,750)	(277,428)	19.5
Fortinet, Inc.	(295)	(16,862)	1.2
Fortive Corp.	(7,831)	(500,401)	35.1
Franklin Resources, Inc.	(20,350)	(477,208)	33.5
Freshworks, Inc., Class A	(57,414)	(780,256)	54.8
Frontier Communications Parent, Inc.	(8,909)	(208,649)	14.6
FTI Consulting, Inc.	(1,228)	(191,114)	13.4
General Mills, Inc.	(6,432)	(524,723)	36.8
General Motors Co.	(17,401)	(682,989)	47.9
Genuine Parts Co.	(5,053)	(898,727)	63.1
Gitlab, Inc., Class A	(636)	(30,821)	2.2
Global Payments, Inc.	(2,672)	(305,303)	21.4
Globe Life, Inc.	(3,681)	(425,229)	29.8
GoDaddy, Inc., Class A	(7,027)	(564,971)	39.7
Graco, Inc.	(18,600)	(1,294,188)	90.8
Guardant Health, Inc.	(13,407)	(663,647)	46.6
GXO Logistics, Inc.	(2,611)	(95,406)	6.7
Haemonetics Corp.	(698)	(59,295)	4.2
Halliburton Co.	(7,757)	(282,510)	19.8
Hancock Whitney Corp.	(2,935)	(163,978)	11.5
Hanesbrands, Inc.	(7,374)	(50,291)	3.5
Hasbro, Inc.	(7,900)	(515,475)	36.2
HCA Healthcare, Inc.	(2,634)	(572,816)	40.2
Healthcare Realty Trust, Inc.	(16,538)	(336,218)	23.6
HealthEquity, Inc.	(4,089)	(318,574)	22.4
Helmerich & Payne, Inc.	(2,679)	(132,637)	9.3
Henry Schein, Inc.	(4,254)	(291,229)	20.4
Hershey Co.	(4,023)	(960,572)	67.4
Highwoods Properties, Inc.	(74,044)	(2,090,262)	146.7
Hilton Grand Vacations, Inc.	(10,523)	(412,923)	29.0
Hologic, Inc.	(874)	(59,257)	4.2
Home BancShares, Inc.	(2,767)	(70,531)	4.9
Honeywell International, Inc.	(1,003)	(204,632)	14.4
Host Hotels & Resorts, Inc.	(18,940)	(357,587)	25.1
Houlihan Lokey, Inc.	(1,378)	(123,083)	8.6
Howmet Aerospace, Inc.	(42,831)	(1,522,642)	106.9
HP, Inc.	(4,539)	(125,367)	8.8
Hubbell, Inc.	(709)	(168,373)	11.8
Huntington Bancshares, Inc.	(6,417)	(97,410)	6.8
IAA, Inc.	(19,290)	(731,670)	51.4
IAA, Inc.	(15,989)	(778,345)	54.6
IDEX Corp.	(6,078)	(1,351,200)	94.8
Independence Realty Trust, Inc.	(49,031)	(821,760)	57.7
Ingersoll Rand, Inc.	(11,595)	(585,548)	41.1
Ingredion, Inc.	(7,768)	(692,284)	48.6
Innovative Industrial Properties, Inc.	(2,668)	(288,411)	20.2
Inspire Medical Systems, Inc.	(1,834)	(357,538)	25.1
Intellia Therapeutics, Inc.	(1,020)	(53,836)	3.8
Interactive Brokers Group, Inc., Class A	(1,764)	(141,385)	9.9
International Business Machines Corp.	(14,527)	(2,008,939)	141.0
International Paper Co.	(29,137)	(979,295)	68.7
Interpublic Group of Cos., Inc.	(3,995)	(119,011)	8.4
Intra-Cellular Therapies, Inc.	(15,006)	(685,324)	48.1
iRhythm Technologies, Inc.	(1,122)	(143,044)	10.0
ITT, Inc.	(6,295)	(480,875)	33.8
J2 Global, Inc.	(2,130)	(164,841)	11.6
Jack Henry & Associates, Inc.	(2,011)	(400,310)	28.1

S C H E D U L E O F I N V E S T M E N T S	107

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
JPMorgan Chase & Co.	(6,489)	$(816,835)	57.3%
KBR, Inc.	(11,296)	(562,202)	39.5
Kellogg Co.	(8,594)	(660,191)	46.3
Kilroy Realty Corp.	(20,066)	(857,621)	60.2
Kimco Realty Corp.	(1,268)	(27,110)	1.9
Kinsale Capital Group, Inc.	(2,772)	(873,651)	61.3
Kirby Corp.	(2,418)	(168,656)	11.8
Kite Realty Group Trust	(13,560)	(266,318)	18.7
Lamb Weston Holdings, Inc.	(3,736)	(322,118)	22.6
Lancaster Colony Corp.	(874)	(157,565)	11.1
Landstar System, Inc.	(2,431)	(379,771)	26.7
Lantheus Holdings, Inc.	(1,652)	(122,231)	8.6
Las Vegas Sands Corp.	(8,381)	(318,562)	22.4
Leggett & Platt, Inc.	(58,997)	(1,991,149)	139.8
Lincoln Electric Holdings, Inc.	(1,335)	(189,570)	13.3
Littelfuse, Inc.	(1,259)	(277,295)	19.5
LKQ Corp.	(6,451)	(358,934)	25.2
Loews Corp.	(18,466)	(1,052,931)	73.9
Louisiana-Pacific Corp.	(2,128)	(120,551)	8.5
LPL Financial Holdings, Inc.	(382)	(97,658)	6.9
M&T Bank Corp.	(881)	(148,334)	10.4
Magnolia Oil & Gas Corp., Class A	(21,857)	(561,288)	39.4
Maravai LifeSciences Holdings, Inc., Class A	(6,816)	(113,146)	7.9
Markel Corp.	(746)	(899,751)	63.2
Marqeta, Inc., Class A	(35,857)	(282,553)	19.8
Marriott Vacations Worldwide Corp.	(1,059)	(156,478)	11.0
MasTec, Inc.	(1,363)	(105,060)	7.4
Matador Resources Co.	(4,099)	(272,379)	19.1
Maximus, Inc.	(16,793)	(1,035,624)	72.7
McDonald’s Corp.	(2,399)	(654,111)	45.9
McKesson Corp.	(650)	(253,091)	17.8
MDU Resources Group, Inc.	(27,674)	(788,156)	55.3
Medpace Holdings, Inc.	(831)	(184,465)	12.9
MGM Resorts International	(22,321)	(793,958)	55.7
Microchip Technology, Inc.	(8,022)	(495,278)	34.8
Micron Technology, Inc.	(12,412)	(671,489)	47.1
Mirati Therapeutics, Inc.	(1,579)	(106,298)	7.5
Moderna, Inc.	(3,171)	(476,696)	33.5
Molina Healthcare, Inc.	(379)	(136,008)	9.5
Monster Beverage Corp.	(2,600)	(243,672)	17.1
Morgan Stanley	(2,457)	(201,892)	14.2
Mosaic Co.	(847)	(45,526)	3.2
Motorola Solutions, Inc.	(8,629)	(2,154,748)	151.3
Murphy USA, Inc.	(1,595)	(501,643)	35.2
Nasdaq, Inc.	(18,692)	(1,163,390)	81.7
Natera, Inc.	(3,817)	(179,246)	12.6
National Fuel Gas Co.	(9,453)	(637,983)	44.8
National Instruments Corp.	(2,508)	(95,755)	6.7
nCino, Inc.	(20,084)	(632,244)	44.4
NCR Corp.	(14,609)	(310,587)	21.8
Netflix, Inc.	(1,797)	(524,508)	36.8
New Fortress Energy, Inc.	(17,992)	(990,819)	69.5
New Residential Investment Corp.	(75,517)	(636,608)	44.7
Nexstar Broadcasting Group, Inc.	(530)	(90,789)	6.4
NextEra Energy, Inc.	(12,090)	(936,975)	65.8
NIKE, Inc.	(17,046)	(1,579,823)	110.9
NiSource, Inc.	(11,153)	(286,521)	20.1
Nordson Corp.	(1,394)	(313,650)	22.0
Nordstrom, Inc.	(1,701)	(34,598)	2.4
Norfolk Southern Corp.	(6,579)	(1,500,473)	105.3
NortonLifeLock, Inc.	(6,815)	(153,542)	10.8
NRG Energy, Inc.	(10,447)	(463,847)	32.6

Security	Shares	Value	% of Basket Value

United States (continued)
Nucor Corp.	(2,292)	$(301,123)	21.1%
nVent Electric PLC	(26,849)	(979,988)	68.8
Oak Street Health, Inc.	(13,744)	(278,041)	19.5
OGE Energy Corp.	(24,734)	(906,006)	63.6
Old Republic International Corp.	(29,690)	(689,105)	48.4
Olin Corp.	(15,822)	(837,775)	58.8
Omnicell, Inc.	(1,791)	(138,480)	9.7
Omnicom Group, Inc.	(20,045)	(1,458,274)	102.4
ON Semiconductor Corp.	(16,925)	(1,039,703)	73.0
ONE Gas, Inc.	(4,097)	(317,436)	22.3
OneMain Holdings, Inc.	(4,140)	(159,638)	11.2
ONEOK, Inc.	(10,884)	(645,639)	45.3
Onto Innovation, Inc.	(13,586)	(908,088)	63.7
Option Care Health, Inc.	(872)	(26,387)	1.9
Oracle Corp.	(5,425)	(423,530)	29.7
O’Reilly Automotive, Inc.	(1,325)	(1,109,250)	77.9
Organon & Co.	(13,867)	(363,038)	25.5
Oshkosh Corp.	(3,076)	(270,688)	19.0
PACCAR, Inc.	(6,619)	(640,918)	45.0
Packaging Corp. of America	(1,817)	(218,422)	15.3
Palantir Technologies, Inc., Class A	(43,875)	(385,661)	27.1
Parker-Hannifin Corp.	(1,835)	(533,288)	37.4
Paycom Software, Inc.	(492)	(170,232)	11.9
PayPal Holdings, Inc.	(6,116)	(511,175)	35.9
Peloton Interactive, Inc., Class A	(26,563)	(223,129)	15.7
Performance Food Group Co.	(5,876)	(305,787)	21.5
PerkinElmer, Inc.	(433)	(57,840)	4.1
Pfizer, Inc.	(15,449)	(719,151)	50.5
PG&E Corp.	(56,419)	(842,336)	59.1
Phillips 66	(6,575)	(685,707)	48.1
Phillips Edison & Co., Inc.	(8,483)	(255,678)	17.9
Pilgrim’s Pride Corp.	(655)	(15,098)	1.1
Pinnacle Financial Partners, Inc.	(1,326)	(110,045)	7.7
Pinterest, Inc., Class A	(23,097)	(568,186)	39.9
Pioneer Natural Resources Co.	(7,082)	(1,815,896)	127.5
Plug Power, Inc.	(27,166)	(434,113)	30.5
Polaris, Inc.	(4,788)	(486,461)	34.1
Post Holdings, Inc.	(261)	(23,600)	1.7
PPL Corp.	(21,300)	(564,237)	39.6
Primo Water Corp.	(36,983)	(539,129)	37.8
Principal Financial Group, Inc.	(29,077)	(2,562,556)	179.9
Procore Technologies, Inc.	(19,349)	(1,057,616)	74.2
Progyny, Inc.	(10,601)	(471,426)	33.1
Prosperity Bancshares, Inc.	(46,697)	(3,342,104)	234.6
PTC, Inc.	(827)	(97,445)	6.8
Public Service Enterprise Group, Inc.	(296)	(16,597)	1.2
Public Storage	(5,358)	(1,659,640)	116.5
PVH Corp.	(1,522)	(78,109)	5.5
QUALCOMM, Inc.	(8,979)	(1,056,469)	74.2
Qualtrics International, Inc., Class A	(25,414)	(304,206)	21.4
Quanta Services, Inc.	(3,490)	(495,720)	34.8
R1 RCM, Inc.	(33,419)	(590,180)	41.4
Raymond James Financial, Inc.	(455)	(53,754)	3.8
Rayonier, Inc.	(10,641)	(358,602)	25.2
RBC Bearings, Inc.	(6,249)	(1,584,309)	111.2
Realty Income Corp.	(54,871)	(3,416,817)	239.8
Red Rock Resorts, Inc., Class A	(4,775)	(198,879)	14.0
Regal Beloit Corp.	(6,924)	(876,163)	61.5
Regions Financial Corp.	(25,134)	(551,691)	38.7
Republic Services, Inc.	(612)	(81,163)	5.7
RH	(593)	(150,580)	10.6
Rockwell Automation, Inc.	(1,831)	(467,454)	32.8

108	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Rollins, Inc.	(2,180)	$(91,734)	6.4%
Roper Industries, Inc.	(1,726)	(715,496)	50.2
Ross Stores, Inc.	(9,971)	(954,125)	67.0
RPM International, Inc.	(7,452)	(704,736)	49.5
Ryman Hospitality Properties, Inc.	(1,141)	(101,458)	7.1
Sarepta Therapeutics, Inc.	(128)	(14,595)	1.0
Seagate Technology Holdings PLC	(7,045)	(349,855)	24.6
SeaWorld Entertainment, Inc.	(9,819)	(571,073)	40.1
SEI Investments Co.	(18,077)	(981,581)	68.9
Selective Insurance Group, Inc.	(737)	(72,285)	5.1
Sempra Energy	(9,378)	(1,415,515)	99.4
Sensata Technologies Holding PLC	(5,734)	(230,564)	16.2
SentinelOne, Inc., Class A	(26,369)	(602,268)	42.3
Shift4 Payments, Inc., Class A	(6,124)	(281,520)	19.8
Shoals Technologies Group, Inc., Class A	(6,206)	(143,421)	10.1
Shockwave Medical, Inc.	(253)	(74,167)	5.2
Signature Bank	(1,652)	(261,892)	18.4
Simon Property Group, Inc.	(6,922)	(754,360)	53.0
Sims Ltd.	(15,786)	(123,420)	8.7
Skechers U.S.A., Inc., Class A	(7,010)	(241,354)	16.9
Skyworks Solutions, Inc.	(5,611)	(482,602)	33.9
SL Green Realty Corp.	(22,631)	(897,998)	63.0
SLM Corp.	(13,236)	(219,585)	15.4
SM Energy Co.	(1,164)	(52,357)	3.7
Smartsheet, Inc., Class A	(6,188)	(216,085)	15.2
Snowflake, Inc., Class A	(5,213)	(835,644)	58.7
Sonoco Products Co.	(2,762)	(171,465)	12.0
South State Corp.	(8,267)	(747,585)	52.5
Southern Co.	(3,566)	(233,502)	16.4
Southwest Airlines Co.	(13,063)	(474,840)	33.3
Southwest Gas Holdings, Inc.	(4,037)	(294,984)	20.7
Southwestern Energy Co.	(6,646)	(46,057)	3.2
Spire, Inc.	(275)	(19,198)	1.3
Spirit AeroSystems Holdings, Inc., Class A	(4,450)	(103,062)	7.2
Spirit Realty Capital, Inc.	(9,813)	(381,039)	26.7
SS&C Technologies Holdings, Inc.	(21,601)	(1,110,723)	78.0
STAG Industrial, Inc.	(8,713)	(275,244)	19.3
Stanley Black & Decker, Inc.	(6,585)	(516,857)	36.3
Starbucks Corp.	(22,196)	(1,921,952)	134.9
Starwood Property Trust, Inc.	(23,601)	(487,597)	34.2
State Street Corp.	(7,493)	(554,482)	38.9
Steel Dynamics, Inc.	(3,674)	(345,540)	24.3
STERIS PLC	(6,103)	(1,053,256)	73.9
Stryker Corp.	(4,132)	(947,220)	66.5
Synopsys, Inc.	(1,627)	(475,979)	33.4
Synovus Financial Corp.	(18,939)	(754,719)	53.0
Sysco Corp.	(2,497)	(216,140)	15.2
T Rowe Price Group, Inc.	(8,540)	(906,606)	63.6
Tapestry, Inc.	(6,130)	(194,198)	13.6
Target Corp.	(4,989)	(819,443)	57.5
TE Connectivity Ltd.	(3,063)	(374,390)	26.3
Teledyne Technologies, Inc.	(6,800)	(2,706,264)	190.0
Tenet Healthcare Corp.	(15,392)	(682,789)	47.9
Teradata Corp.	(2,461)	(77,743)	5.5
Terreno Realty Corp.	(17,298)	(988,408)	69.4
Texas Pacific Land Corp.	(137)	(315,630)	22.2
Thor Industries, Inc.	(502)	(40,898)	2.9
TJX Cos., Inc.	(2,270)	(163,667)	11.5
T-Mobile U.S., Inc.	(5,707)	(864,953)	60.7

Security	Shares	Value	% of Basket Value

United States (continued)
Toast, Inc., Class A	(4,251)	$(93,905)	6.6%
Toro Co.	(4,763)	(502,163)	35.2
Trade Desk, Inc., Class A	(10,328)	(549,863)	38.6
Tradeweb Markets, Inc., Class A	(5,012)	(276,061)	19.4
TransUnion	(2,069)	(122,630)	8.6
Travelers Cos., Inc.	(3,279)	(604,844)	42.5
Trimble, Inc.	(10,842)	(652,255)	45.8
Truist Financial Corp.	(16,373)	(733,347)	51.5
Twilio, Inc., Class A	(4,308)	(320,386)	22.5
UFP Industries, Inc.	(5,609)	(399,529)	28.0
UGI Corp.	(16,372)	(578,423)	40.6
UiPath, Inc., Class A	(19,456)	(246,118)	17.3
United Airlines Holdings, Inc.	(9,152)	(394,268)	27.7
United Bankshares, Inc.	(11,935)	(505,447)	35.5
United Parcel Service, Inc., Class B	(1,082)	(181,527)	12.7
Univar Solutions, Inc.	(8,555)	(217,981)	15.3
Universal Health Services, Inc., Class B	(5,498)	(637,053)	44.7
Valley National Bancorp	(36,247)	(430,252)	30.2
Valmont Industries, Inc.	(1,119)	(357,207)	25.1
Ventas, Inc.	(4,164)	(162,937)	11.4
Verisk Analytics, Inc.	(1,498)	(273,879)	19.2
Verizon Communications, Inc.	(16,016)	(598,518)	42.0
ViacomCBS, Inc., Class B	(9,877)	(180,947)	12.7
Vir Biotechnology, Inc.	(738)	(16,221)	1.1
Vontier Corp.	(6,189)	(118,210)	8.3
Vornado Realty Trust	(57,655)	(1,360,081)	95.5
Voya Financial, Inc.	(430)	(29,395)	2.1
Vulcan Materials Co.	(4,623)	(756,785)	53.1
W R Berkley Corp.	(7,261)	(540,073)	37.9
Warner Bros Discovery, Inc.	(17,375)	(225,875)	15.9
Warner Music Group Corp., Class A	(9,253)	(240,763)	16.9
Waste Connections, Inc.	(3,532)	(465,906)	32.7
Waste Management, Inc.	(7,687)	(1,217,390)	85.5
Webster Financial Corp.	(9,654)	(523,826)	36.8
WEC Energy Group, Inc.	(10,445)	(953,942)	67.0
Wendy’s Co.	(25,107)	(521,723)	36.6
WESCO International, Inc.	(2,903)	(399,946)	28.1
Western Alliance Bancorp	(3,107)	(208,697)	14.6
Westinghouse Air Brake Technologies Corp.	(4,495)	(419,294)	29.4
Westlake Chemical Corp.	(3,134)	(302,901)	21.3
WEX, Inc.	(846)	(138,862)	9.7
Weyerhaeuser Co.	(39,491)	(1,221,457)	85.7
Williams-Sonoma, Inc.	(1,956)	(242,211)	17.0
WillScot Mobile Mini Holdings Corp.	(19,225)	(817,639)	57.4
Wolfspeed, Inc.	(2,645)	(208,294)	14.6
Woodward, Inc.	(4,395)	(403,022)	28.3
Workiva, Inc.	(2,941)	(228,839)	16.1
WW Grainger, Inc.	(1,067)	(623,501)	43.8
Wynn Resorts Ltd.	(11,282)	(720,920)	50.6
XPO Logistics, Inc.	(3,148)	(162,878)	11.4
YETI Holdings, Inc.	(1,846)	(59,220)	4.2
Zebra Technologies Corp., Class A	(446)	(126,316)	8.9
Zimmer Biomet Holdings, Inc.	(8,486)	(961,888)	67.5
Zions Bancorp NA	(922)	(47,889)	3.4
Zoetis, Inc.	(5,655)	(852,661)	59.9
Zoom Video Communications, Inc., Class A	(707)	(58,992)	4.1

S C H E D U L E O F I N V E S T M E N T S	109

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
ZoomInfo Technologies, Inc.	(24,428)	$(1,087,779)	76.4%
Zurn Elkay Water Solutions Corp.	(5,413)	(127,151)	8.9

		(243,585,712)

Preferred Stocks

Germany
Henkel AG & Co. KGaA	(19,057)	(1,200,563)	84.3

Total Reference Entity — Short		(427,748,518)

Net Value of Reference Entity — Goldman Sachs & Co.		$(1,424,596)

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with UBS AG as of period end, termination date July 5, 2023:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Australia
AGL Energy Ltd.	23,645	$103,016	(7.3)%
Allkem Ltd.	21,133	195,262	(13.8)
Aristocrat Leisure Ltd.	2,924	69,404	(4.9)
ASX Ltd.	4,680	202,777	(14.3)
Australia & New Zealand Banking Group Ltd.	7,051	115,522	(8.1)
Bank of Queensland Ltd.	91,542	431,097	(30.4)
BHP Group Ltd.	13,235	316,281	(22.3)
carsales.com Ltd.	11,884	153,943	(10.9)
Challenger Ltd.	33,710	151,470	(10.7)
Charter Hall Group	4,579	38,010	(2.7)
Coles Group Ltd.	18,973	198,375	(14.0)
Commonwealth Bank of Australia	5,361	359,438	(25.4)
CSR Ltd.	45,719	135,432	(9.6)
Deterra Royalties Ltd.	145,091	380,711	(26.9)
Domain Holdings Australia Ltd.	115,927	247,061	(17.4)
Domino’s Pizza Enterprises Ltd.	3,940	160,648	(11.3)
Flight Centre Travel Group Ltd.	1,042	11,090	(0.8)
Goodman Group	50,566	550,194	(38.8)
GPT Group	210,816	582,604	(41.1)
Harvey Norman Holdings Ltd.	12,237	32,554	(2.3)
IGO Ltd.	38,167	373,271	(26.3)
Iluka Resources Ltd.	75,114	416,171	(29.4)
Magellan Financial Group Ltd.	20,117	127,558	(9.0)
Medibank Pvt Ltd.	102,764	185,044	(13.1)
Mineral Resources Ltd.	26,095	1,223,380	(86.3)
National Australia Bank Ltd.	34,560	717,882	(50.7)
Orora Ltd.	27,016	52,425	(3.7)
OZ Minerals Ltd.	15,874	245,793	(17.3)
Pilbara Minerals Ltd.	209,471	680,833	(48.0)
Pro Medicus Ltd.	8,980	319,934	(22.6)
REA Group Ltd.	2,189	169,660	(12.0)
Scentre Group	85,289	158,725	(11.2)
SEEK Ltd.	4,689	64,548	(4.6)
Shopping Centres Australasia Property Group	155,805	271,368	(19.1)
Steadfast Group Ltd.	93,552	303,085	(21.4)
Stockland.	12,012	27,677	(2.0)
Telstra Group Ltd.	157,694	395,406	(27.9)
Treasury Wine Estates Ltd.	31,828	263,751	(18.6)

Security	Shares	Value	% of Basket Value

Australia (continued)
Wesfarmers Ltd.	32,247	$935,777	(66.0)%
Westpac Banking Corp.	70,390	1,086,889	(76.7)
WiseTech Global Ltd.	7,342	271,529	(19.2)

		12,725,595

Austria
Andritz AG	1,609	74,781	(5.3)
Erste Group Bank AG	61,097	1,505,731	(106.2)
Raiffeisen Bank International AG	7,124	99,075	(7.0)

		1,679,587

Belgium
Ackermans & van Haaren NV	3,478	484,560	(34.2)
Anheuser-Busch InBev SA	12,863	643,412	(45.4)
Elia Group SA	3,002	379,550	(26.8)
Etablissements Franz Colruyt NV	15,463	372,722	(26.3)
Solvay SA	3,083	278,212	(19.6)
Umicore SA	5,881	193,872	(13.7)
Warehouses De Pauw CVA	17,988	461,679	(32.6)

		2,814,007

Bermuda
Hiscox Ltd.	88,494	911,639	(64.3)

Canada
Air Canada	62,663	901,987	(63.7)
Alamos Gold, Inc., Class A	7,703	60,783	(4.3)
Algonquin Power & Utilities Corp.	51,799	573,369	(40.5)
ARC Resources Ltd.	10,448	147,093	(10.4)
Ballard Power Systems, Inc.	4,573	25,914	(1.8)
Bank of Montreal	9,454	870,835	(61.5)
Bank of Nova Scotia	19,282	932,007	(65.8)
Baytex Energy Corp.	84,945	461,403	(32.6)
BCE, Inc.	10,871	490,346	(34.6)
Birchcliff Energy Ltd.	1,608	12,500	(0.9)
Bombardier, Inc., Class B	2,690	79,001	(5.6)
CAE, Inc.	47,246	901,674	(63.6)
Canadian Imperial Bank of Commerce	12,555	570,175	(40.2)
Canadian Natural Resources Ltd.	6,850	410,844	(29.0)
Canadian Tire Corp. Ltd., Class A	2,852	319,648	(22.6)
Capital Power Corp.	6,835	228,778	(16.1)
Cargojet, Inc.	1,947	189,791	(13.4)
CGI, Inc.	4,570	368,123	(26.0)
Colliers International Group, Inc.	2,140	200,844	(14.2)
Crescent Point Energy Corp.	34,078	266,400	(18.8)
Descartes Systems Group, Inc.	2,131	147,036	(10.4)
Emera, Inc.	17,089	633,335	(44.7)
Enbridge, Inc.	194	7,559	(0.5)
Enerplus Corp.	1,372	23,787	(1.7)
First Majestic Silver Corp.	55,207	464,398	(32.8)
First Quantum Minerals Ltd.	20,586	363,109	(25.6)
FirstService Corp.	3,992	499,048	(35.2)
George Weston Ltd.	2,926	322,056	(22.7)
GFL Environmental, Inc.	6,432	173,600	(12.3)
Gibson Energy, Inc.	3,576	61,028	(4.3)
Great-West Lifeco, Inc.	37,549	869,303	(61.3)
Hydro One Ltd.	13,535	339,381	(23.9)
IGM Financial, Inc.	7,232	193,600	(13.7)
Imperial Oil Ltd.	897	48,796	(3.4)
Ivanhoe Mines Ltd., Class A	43,239	299,929	(21.2)
Keyera Corp.	7,562	162,081	(11.4)
Kinaxis, Inc.	1,266	135,126	(9.5)

110	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Canada (continued)
Kinross Gold Corp.	19,442	$70,498	(5.0)%
Lithium Americas Corp.	7,258	180,604	(12.7)
Methanex Corp.	1,315	45,897	(3.2)
Northland Power, Inc.	16,564	481,959	(34.0)
NuVista Energy Ltd.	1,611	15,976	(1.1)
Parex Resources, Inc.	16,496	251,614	(17.8)
Power Corp. of Canada	3,550	88,154	(6.2)
RioCan Real Estate Investment Trust	11,467	163,375	(11.5)
Stantec, Inc.	38,663	1,891,787	(133.5)
TC Energy Corp.	32,663	1,434,693	(101.2)
TELUS Corp.	40,483	845,408	(59.7)
Toronto-Dominion Bank	11,547	739,005	(52.2)
Tourmaline Oil Corp.	6,556	369,390	(26.1)
Wheaton Precious Metals Corp.	8,962	293,197	(20.7)
Whitecap Resources, Inc.	15,351	118,990	(8.4)
WSP Global, Inc.	4,108	504,895	(35.6)

		20,250,129

China
Budweiser Brewing Co. APAC Ltd.	212,700	447,674	(31.6)
Chow Tai Fook Jewellery Group Ltd.	18,200	31,160	(2.2)

		478,834

Denmark
AP Moller - Maersk A/S, Class A	70	140,048	(9.9)
AP Moller - Maersk A/S, Class B	164	342,624	(24.2)
Coloplast A/S, Class B	4,333	483,000	(34.1)
DSV A/S	2,493	336,875	(23.8)
Genmab A/S	178	68,567	(4.8)
GN Store Nord A/S	473	10,052	(0.7)
H Lundbeck A/S	76,392	285,835	(20.2)
Novo Nordisk A/S, Class B	7,068	768,512	(54.2)
Novozymes A/S, B Shares	10,624	557,659	(39.3)
SimCorp. A/S	3,004	179,371	(12.7)
Tryg A/S	35,349	764,572	(54.0)
Vestas Wind Systems A/S	37,201	733,368	(51.7)

		4,670,483

Finland
Kone OYJ, Class B	20,267	829,848	(58.6)
Nokia OYJ	329,682	1,465,078	(103.4)
Nokian Renkaat OYJ	69,069	778,879	(55.0)
Outokumpu OYJ	116,410	467,196	(33.0)
Stora Enso OYJ	51,244	668,161	(47.1)
Valmet OYJ	19,903	452,659	(31.9)
Wartsila OYJ Abp	76,669	522,673	(36.9)

		5,184,494

France
Accor SA	38,910	932,340	(65.8)
Air France-KLM	91,946	120,901	(8.5)
Air Liquide SA	17,745	2,321,289	(163.8)
ALD SA	2,004	21,381	(1.5)
Arkema SA	716	56,663	(4.0)
BioMerieux	1,879	166,251	(11.7)
Bouygues SA	36,500	1,041,387	(73.5)
Carrefour SA	8,387	134,992	(9.5)
Cie de L’Odet SE	12	14,339	(1.0)
Cie de Saint-Gobain	19,032	778,046	(54.9)
Cie Generale des Etablissements Michelin SCA	14,771	376,425	(26.6)
Danone SA	38,148	1,895,936	(133.8)
Dassault Aviation SA	5,131	762,047	(53.8)

Security	Shares	Value	% of Basket Value

France (continued)
Dassault Systemes SE	21,855	$732,553	(51.7)%
Edenred	6,410	328,616	(23.2)
Eiffage SA	10,799	976,465	(68.9)
Engie SA	258,144	3,354,156	(236.7)
Eramet SA	3,454	226,277	(16.0)
Eurazeo SE	6,956	396,947	(28.0)
Faurecia SE	1,875	27,992	(2.0)
Gecina SA	10,893	971,155	(68.5)
Hermes International	351	454,329	(32.1)
ICADE	21,048	782,962	(55.3)
Ipsen SA	355	36,482	(2.6)
JCDecaux SE	1,672	21,110	(1.5)
Klepierre SA	36,790	739,415	(52.2)
La Francaise des Jeux SAEM	20,476	667,283	(47.1)
Legrand SA	3,183	242,559	(17.1)
Neoen SA	1,205	42,030	(3.0)
Nexans SA	897	83,761	(5.9)
Orange SA	74,852	713,183	(50.3)
Pernod Ricard SA	7,205	1,264,558	(89.2)
Publicis Groupe SA	2,531	141,747	(10.0)
Remy Cointreau SA	2,946	450,555	(31.8)
Rexel SA	34,072	608,025	(42.9)
Schneider Electric SE	1,141	144,287	(10.2)
Teleperformance	1,810	484,953	(34.2)
Thales SA	10,374	1,319,364	(93.1)
Ubisoft Entertainment SA	2,767	75,915	(5.4)
Valeo	2,797	46,075	(3.2)
Vinci SA	996	91,669	(6.5)

		24,046,420

Germany
1&1 AG	18,186	239,579	(16.9)
AIXTRON SE	6,887	169,239	(11.9)
Bayerische Motoren Werke AG	16,971	1,332,085	(94.0)
Beiersdorf AG	13,574	1,303,039	(92.0)
Commerzbank AG	8,105	64,757	(4.6)
Daimler Truck Holding AG	30,322	808,766	(57.1)
Deutsche Lufthansa AG, Registered Shares	37,609	257,133	(18.1)
E.ON SE	116,971	979,513	(69.1)
Encavis AG	30,959	576,386	(40.7)
Evonik Industries AG	22,816	420,310	(29.7)
Fraport AG Frankfurt Airport Services Worldwide	2,792	107,565	(7.6)
Freenet AG	26,203	515,051	(36.3)
HelloFresh SE	10,159	203,070	(14.3)
K&S AG, Registered Shares	897	19,805	(1.4)
Knorr-Bremse AG	40,788	1,836,306	(129.6)
LEG Immobilien SE	12,618	823,768	(58.1)
Mercedes-Benz Group AG	26,061	1,508,451	(106.5)
METRO AG	20,408	155,680	(11.0)
Nemetschek SE	6,713	320,055	(22.6)
Nordex SE	16,608	154,823	(10.9)
ProSiebenSat.1 Media SE	6,702	45,544	(3.2)
Puma SE	3,272	144,658	(10.2)
Rational AG	309	174,183	(12.3)
Rheinmetall AG	111	18,043	(1.3)
RWE AG	15,010	577,812	(40.8)
Siemens AG, Registered Shares	22,059	2,409,040	(170.0)
Talanx AG	13,066	490,685	(34.6)
Traton SE	8,900	110,989	(7.8)
Vantage Towers AG	5,774	162,391	(11.5)

S C H E D U L E O F I N V E S T M E N T S	111

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Germany (continued)
VERBIO Vereinigte BioEnergie AG	2,635	$207,567	(14.7)%
Volkswagen AG	5,908	1,009,865	(71.3)
Wacker Chemie AG	2,984	347,413	(24.5)

		17,493,571

Hong Kong
ASMPT Ltd.	13,600	74,807	(5.3)
Bank of East Asia Ltd.	76,000	72,837	(5.1)
Cafe de Coral Holdings Ltd.	26,000	30,343	(2.1)
Dah Sing Banking Group Ltd.	28,000	16,695	(1.2)
Dah Sing Financial Holdings Ltd.	41,600	82,318	(5.8)
DFI Retail Group Holdings Ltd.	67,600	151,553	(10.7)
First Pacific Co. Ltd.	262,000	69,379	(4.9)
Haitong International Securities Group Ltd.	105,600	7,664	(0.5)
Hang Lung Group Ltd.	49,000	63,557	(4.5)
Hang Lung Properties Ltd.	58,000	72,962	(5.2)
HK Electric Investments & HK Electric Investments Ltd.	333,000	211,726	(14.9)
Hutchison Port Holdings Trust	433,000	70,719	(5.0)
Hysan Development Co. Ltd.	94,000	204,882	(14.5)
Jardine Matheson Holdings Ltd.	4,400	202,699	(14.3)
Kerry Properties Ltd.	93,500	147,906	(10.4)
Link REIT	45,300	267,751	(18.9)
New World Development Co. Ltd.	135,000	276,139	(19.5)
Pacific Basin Shipping Ltd.	261,000	63,189	(4.5)
Shangri-La Asia Ltd.	130,000	71,931	(5.1)
SITC International Holdings Co. Ltd.	5,000	8,189	(0.6)
SJM Holdings Ltd.	365,000	113,898	(8.0)
Sun Hung Kai Properties Ltd.	51,000	548,062	(38.7)
Swire Pacific Ltd., Class A	68,000	451,079	(31.8)
Yue Yuen Industrial Holdings Ltd.	13,000	13,217	(0.9)

		3,293,502

Ireland
Bank of Ireland Group PLC	141,431	1,018,391	(71.9)
Experian PLC	41,711	1,329,966	(93.8)
Glanbia PLC	18,430	212,853	(15.0)
James Hardie Industries PLC	14,387	314,111	(22.2)
Kingspan Group PLC	18,602	937,852	(66.2)

		3,813,173

Israel
Airport City Ltd.	3,433	56,841	(4.0)
Alony Hetz Properties & Investments Ltd.	4,231	49,626	(3.5)
Big Shopping Centers Ltd.	468	52,477	(3.7)
Elbit Systems Ltd.	1,950	394,554	(27.9)
Gav-Yam Lands Corp. Ltd.	18,706	158,648	(11.2)
Israel Corp. Ltd.	940	406,881	(28.7)
Melisron Ltd.	2,895	214,790	(15.2)
Nice Ltd.	1,520	286,473	(20.2)
OPC Energy Ltd.	3,388	41,656	(2.9)
Paz Oil Co. Ltd.	1,273	152,076	(10.7)
Phoenix Holdings Ltd.	20,158	218,354	(15.4)

		2,032,376

Italy
Amplifon SpA	11,209	278,476	(19.7)
Atlantia SpA	32,022	714,331	(50.4)
Azimut Holding SpA	7,952	128,044	(9.0)
De’ Longhi SpA	6,423	110,821	(7.8)
Enel SpA	491,126	2,194,030	(154.8)
Ferrari NV	4,415	870,365	(61.4)

Security	Shares	Value	% of Basket Value

Italy (continued)
Italgas SpA	42,547	$219,213	(15.5)%
Reply SpA	1,063	115,626	(8.2)
Snam SpA	39,322	174,846	(12.3)
UnipolSai Assicurazioni SpA	193,178	435,573	(30.8)

		5,241,325

Japan
Acom Co. Ltd.	276,200	603,402	(42.6)
AEON Financial Service Co. Ltd.	43,400	424,739	(30.0)
Aica Kogyo Co. Ltd.	6,100	131,105	(9.3)
Alfresa Holdings Corp.	24,600	283,217	(20.0)
Amada Co. Ltd.	66,900	470,546	(33.2)
Amano Corp.	19,800	338,825	(23.9)
ANA Holdings, Inc.	31,700	616,207	(43.5)
Anritsu Corp.	1,200	12,078	(0.8)
Anycolor, Inc.	500	41,562	(2.9)
Aozora Bank Ltd.	54,600	939,216	(66.3)
Astellas Pharma, Inc.	84,600	1,167,326	(82.4)
Azbil Corp.	31,800	864,186	(61.0)
AZ-COM MARUWA Holdings, Inc.	32,800	311,653	(22.0)
Bandai Namco Holdings, Inc.	1,900	125,595	(8.9)
Benesse Holdings, Inc.	60,300	889,575	(62.8)
Capcom Co. Ltd.	6,200	172,453	(12.2)
Central Japan Railway Co.	6,500	752,547	(53.1)
Chugai Pharmaceutical Co. Ltd.	3,400	78,784	(5.6)
Chugin Financial Group, Inc.	33,400	201,334	(14.2)
Chugoku Electric Power Co., Inc.	84,500	396,438	(28.0)
Coca-Cola Bottlers Japan Holdings, Inc.	5,000	45,175	(3.2)
COMSYS Holdings Corp.	41,300	676,613	(47.7)
Cosmo Energy Holdings Co. Ltd.	2,700	69,550	(4.9)
Cosmos Pharmaceutical Corp.	10,400	1,005,833	(71.0)
Daifuku Co. Ltd.	2,800	128,170	(9.0)
Daiwa House Industry Co. Ltd.	54,900	1,106,089	(78.1)
Daiwa Securities Group, Inc.	48,300	188,451	(13.3)
DeNA Co. Ltd.	6,100	79,559	(5.6)
Disco Corp.	2,500	597,951	(42.2)
DMG Mori Co. Ltd.	10,700	123,827	(8.7)
East Japan Railway Co.	31,100	1,657,175	(116.9)
Ebara Corp.	8,000	259,937	(18.3)
EXEO Group, Inc.	125,000	1,831,444	(129.2)
FP Corp.	8,400	199,840	(14.1)
Fuji Media Holdings, Inc.	50,500	351,232	(24.8)
FUJIFILM Holdings Corp.	12,000	548,999	(38.7)
Fujikura Ltd.	2,100	12,434	(0.9)
Fujitsu Ltd.	8,400	966,492	(68.2)
Furukawa Electric Co. Ltd.	19,300	297,757	(21.0)
GMO Payment Gateway, Inc.	1,200	86,287	(6.1)
H.U. Group Holdings, Inc.	2,200	40,953	(2.9)
Hamamatsu Photonics KK	600	27,145	(1.9)
Hirose Electric Co. Ltd.	2,600	337,275	(23.8)
Hitachi Transport System Ltd.	11,300	676,261	(47.7)
Honda Motor Co. Ltd.	53,400	1,217,652	(85.9)
Hulic Co. Ltd.	28,000	203,402	(14.4)
Information Services International-Dentsu Ltd.	9,000	275,262	(19.4)
INFRONEER Holdings, Inc.	24,800	171,921	(12.1)
ITOCHU Corp.	32,000	827,025	(58.4)
Itochu Techno-Solutions Corp.	31,400	727,969	(51.4)
Izumi Co. Ltd.	15,100	304,613	(21.5)
J Front Retailing Co. Ltd.	5,800	46,882	(3.3)
Japan Exchange Group, Inc.	5,800	76,222	(5.4)
Japan Post Bank Co. Ltd.	23,100	153,918	(10.9)

112	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
Japan Post Holdings Co. Ltd.	72,000	$484,170	(34.2)%
Kajima Corp.	60,700	571,380	(40.3)
Kakaku.com, Inc.	1,800	30,443	(2.1)
Kamigumi Co. Ltd.	23,300	443,089	(31.3)
Kandenko Co. Ltd.	48,100	270,367	(19.1)
Kansai Electric Power Co., Inc.	10,800	81,813	(5.8)
Kawasaki Kisen Kaisha Ltd.	11,900	180,442	(12.7)
KDDI Corp.	7,900	233,500	(16.5)
Keio Corp.	9,300	326,063	(23.0)
Keisei Electric Railway Co. Ltd.	8,800	233,570	(16.5)
Kewpie Corp.	18,700	295,223	(20.8)
Kinden Corp.	85,200	866,941	(61.2)
Kintetsu Group Holdings Co. Ltd.	2,900	98,005	(6.9)
Kokuyo Co. Ltd.	27,900	346,058	(24.4)
Kuraray Co. Ltd.	35,400	243,429	(17.2)
Kusuri no Aoki Holdings Co. Ltd.	19,500	939,956	(66.3)
Kyocera Corp.	5,500	266,345	(18.8)
Kyudenko Corp.	6,600	139,989	(9.9)
Kyushu Electric Power Co., Inc.	40,200	199,033	(14.0)
Kyushu Railway Co.	10,500	219,594	(15.5)
Lawson, Inc.	15,100	482,400	(34.0)
Lion Corp.	36,800	371,926	(26.2)
Lixil Corp.	11,400	172,200	(12.2)
M3, Inc.	12,400	369,522	(26.1)
Mani, Inc.	11,500	167,527	(11.8)
Marubeni Corp.	38,800	339,652	(24.0)
Maruichi Steel Tube Ltd.	2,900	54,739	(3.9)
Mazda Motor Corp.	26,100	175,730	(12.4)
McDonald’s Holdings Co. Japan Ltd.	4,000	138,869	(9.8)
Medipal Holdings Corp.	2,700	33,475	(2.4)
Mitsubishi Chemical Group Corp.	4,700	21,232	(1.5)
Mitsubishi Corp.	10,300	279,015	(19.7)
Mitsubishi Estate Co. Ltd.	156,400	1,966,776	(138.8)
Mitsubishi Gas Chemical Co., Inc.	5,800	73,702	(5.2)
Mitsubishi HC Capital, Inc.	81,000	347,576	(24.5)
Mitsubishi Materials Corp.	8,400	109,792	(7.7)
Mitsui & Co. Ltd.	30,800	681,579	(48.1)
Mitsui Chemicals, Inc.	43,800	810,691	(57.2)
Mitsui Fudosan Co. Ltd.	115,500	2,211,636	(156.1)
Mitsui Mining & Smelting Co. Ltd.	6,200	125,225	(8.8)
MonotaRO Co. Ltd.	35,100	532,813	(37.6)
MS&AD Insurance Group Holdings, Inc.	8,700	230,387	(16.3)
Murata Manufacturing Co. Ltd.	200	9,468	(0.7)
Nagoya Railroad Co. Ltd.	24,500	375,316	(26.5)
NEC Corp.	22,800	754,700	(53.3)
NEC Networks & System Integration Corp.	11,400	122,163	(8.6)
NET One Systems Co. Ltd.	4,700	96,532	(6.8)
Nichirei Corp.	29,500	458,797	(32.4)
Nihon Kohden Corp.	5,500	123,157	(8.7)
Nihon M&A Center Holdings, Inc.	3,800	42,878	(3.0)
Nintendo Co. Ltd.	400	16,240	(1.1)
Nippon Telegraph & Telephone Corp.	84,500	2,330,569	(164.5)
Nippon Television Holdings, Inc.	6,000	44,744	(3.2)
Nipro Corp.	59,000	444,758	(31.4)
Nitori Holdings Co. Ltd.	1,900	172,172	(12.1)
Nitto Denko Corp.	8,100	426,754	(30.1)
Nomura Research Institute Ltd.	5,200	115,077	(8.1)
NSK Ltd.	21,600	114,161	(8.1)
NTT Data Corp.	3,600	52,142	(3.7)
Obayashi Corp.	129,900	833,784	(58.8)
OBIC Business Consultants Co. Ltd.	1,300	37,368	(2.6)
Obic Co. Ltd.	1,000	150,063	(10.6)

Security	Shares	Value	% of Basket Value

Japan (continued)
Odakyu Electric Railway Co. Ltd.	8,400	$99,859	(7.0)%
Omron Corp.	9,600	447,728	(31.6)
Oracle Corp. Japan	800	42,617	(3.0)
Oriental Land Co. Ltd.	2,500	334,819	(23.6)
Otsuka Corp.	32,500	1,023,494	(72.2)
Otsuka Holdings Co. Ltd.	1,100	35,260	(2.5)
PALTAC Corp.	7,100	201,681	(14.2)
Panasonic Holdings Corp.	45,000	320,518	(22.6)
Park24 Co. Ltd.	16,200	215,913	(15.2)
Penta-Ocean Construction Co. Ltd.	49,500	246,173	(17.4)
Pigeon Corp.	14,000	183,387	(12.9)
Pola Orbis Holdings, Inc.	11,400	125,915	(8.9)
Rakuten Group, Inc.	95,500	426,347	(30.1)
Resona Holdings, Inc.	149,400	563,081	(39.7)
Resorttrust, Inc.	32,900	506,380	(35.7)
Ricoh Co. Ltd.	74,000	542,256	(38.3)
Rinnai Corp.	7,100	483,264	(34.1)
Rohm Co. Ltd.	6,600	463,746	(32.7)
Sankyu, Inc.	8,100	241,515	(17.0)
Sanrio Co. Ltd.	1,700	45,331	(3.2)
Santen Pharmaceutical Co. Ltd.	22,800	156,020	(11.0)
Sawai Group Holdings Co. Ltd.	7,200	207,829	(14.7)
SBI Holdings, Inc.	800	14,451	(1.0)
SCREEN Holdings Co. Ltd.	1,200	65,864	(4.6)
SCSK Corp.	12,600	185,894	(13.1)
Secom Co. Ltd.	9,900	564,008	(39.8)
Sega Sammy Holdings, Inc.	66,200	846,785	(59.8)
Seiko Epson Corp.	1,100	14,934	(1.1)
Seino Holdings Co. Ltd.	35,300	271,238	(19.1)
Sekisui House Ltd.	27,300	453,256	(32.0)
Sekisui House REIT, Inc.	234	126,090	(8.9)
Shimadzu Corp.	7,800	205,474	(14.5)
Shimizu Corp.	154,400	770,454	(54.4)
Skylark Co. Ltd.	18,600	198,415	(14.0)
SMS Co. Ltd.	6,200	142,233	(10.0)
Sohgo Security Services Co. Ltd.	18,000	448,693	(31.7)
Sojitz Corp.	55,500	818,179	(57.7)
Sompo Holdings, Inc.	16,400	683,754	(48.3)
Sotetsu Holdings, Inc.	2,300	34,832	(2.5)
Square Enix Holdings Co. Ltd.	2,200	98,169	(6.9)
Sugi Holdings Co. Ltd.	6,200	248,652	(17.5)
Sumitomo Chemical Co. Ltd.	59,800	201,362	(14.2)
Sumitomo Corp.	98,900	1,257,391	(88.7)
Sumitomo Forestry Co. Ltd.	20,200	316,000	(22.3)
Sumitomo Mitsui Financial Group, Inc.	500	14,041	(1.0)
Sumitomo Mitsui Trust Holdings, Inc.	9,400	270,429	(19.1)
Sundrug Co. Ltd.	36,900	858,034	(60.6)
Sysmex Corp.	1,500	80,736	(5.7)
Taisei Corp.	2,100	57,205	(4.0)
Taisho Pharmaceutical Holdings Co. Ltd.	2,500	90,170	(6.4)
Takara Bio, Inc.	13,400	156,774	(11.1)
Takashimaya Co. Ltd.	34,000	420,594	(29.7)
Takeda Pharmaceutical Co. Ltd.	70,000	1,848,630	(130.5)
TBS Holdings, Inc.	22,000	227,895	(16.1)
Teijin Ltd.	18,400	167,054	(11.8)
Terumo Corp.	900	27,314	(1.9)
TIS, Inc.	1,300	35,050	(2.5)
Tobu Railway Co. Ltd.	29,100	673,155	(47.5)
Tohoku Electric Power Co., Inc.	9,100	38,224	(2.7)
Tokio Marine Holdings, Inc.	3,900	70,610	(5.0)
Tokyo Tatemono Co. Ltd.	900	12,377	(0.9)
TOTO Ltd.	1,300	37,079	(2.6)

S C H E D U L E O F I N V E S T M E N T S	113

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
Toyota Industries Corp.	6,600	$340,000	(24.0)%
Toyota Motor Corp.	123,900	1,719,063	(121.3)
Toyota Tsusho Corp.	14,000	469,922	(33.2)
TS Tech Co. Ltd.	9,800	102,485	(7.2)
Tsumura & Co.	11,900	248,548	(17.5)
Tsuruha Holdings, Inc.	25,000	1,452,389	(102.5)
Ulvac, Inc.	8,000	315,368	(22.3)
Yakult Honsha Co. Ltd.	9,000	498,590	(35.2)
Yamaguchi Financial Group, Inc.	59,100	311,236	(22.0)
Yamaha Motor Co. Ltd.	22,700	468,586	(33.1)
Yaoko Co. Ltd.	8,000	348,024	(24.6)
Yaskawa Electric Corp.	11,600	321,196	(22.7)
Z Holdings Corp.	184,900	477,182	(33.7)
Zenkoku Hosho Co. Ltd.	6,000	197,981	(14.0)
Zensho Holdings Co. Ltd.	13,700	341,915	(24.1)
ZOZO, Inc.	18,400	390,415	(27.6)

		74,994,352

Luxembourg
L’Occitane International SA	31,750	77,953	(5.5)
RTL Group SA	24	815	(0.1)

		78,768

Macau
MGM China Holdings Ltd.	380,000	152,996	(10.8)
Wynn Macau Ltd.	262,400	104,607	(7.4)

		257,603

Netherlands
ABN AMRO Bank NV, GDR	46,770	459,779	(32.4)
Aegon NV	66,801	309,232	(21.8)
Alfen Beheer BV	1,245	132,068	(9.3)
ASML Holding NV	2,647	1,241,672	(87.6)
ASR Nederland NV	2,270	99,955	(7.1)
IMCD NV	1,954	253,423	(17.9)
JDE Peet’s NV	5,704	163,278	(11.5)
Koninklijke Ahold Delhaize NV	13,349	372,280	(26.3)
Koninklijke DSM NV	7,017	825,412	(58.3)
Koninklijke KPN NV	310,574	868,708	(61.3)
Koninklijke Vopak NV	10,400	212,493	(15.0)
OCI NV	7,118	272,248	(19.2)
Prosus NV	1,123	48,560	(3.4)
QIAGEN NV	19,898	859,258	(60.6)
Randstad NV	1,208	60,206	(4.3)
Signify NV	13,229	366,512	(25.9)
Wolters Kluwer NV	5,010	532,355	(37.6)

		7,077,439

New Zealand
a2 Milk Co. Ltd.	127,128	427,208	(30.2)
Air New Zealand Ltd.	129,039	58,530	(4.1)
Contact Energy Ltd.	94,647	415,160	(29.3)
Fisher & Paykel Healthcare Corp. Ltd.	10,925	124,163	(8.8)
Infratil Ltd.	69,855	354,708	(25.0)

		1,379,769

Norway
Adevinta ASA	43,781	299,697	(21.2)
Aker BP ASA	10,475	332,753	(23.5)
Equinor ASA	29,725	1,082,992	(76.4)
Golden Ocean Group Ltd.	11,797	96,839	(6.8)
Kongsberg Gruppen ASA	22,265	798,432	(56.4)
NEL ASA	140,387	171,599	(12.1)

Security	Shares	Value	% of Basket Value

Norway (continued)
Norsk Hydro ASA	61,889	$392,768	(27.7)%
Var Energi ASA	329,122	1,118,686	(79.0)
Yara International ASA	5,314	237,171	(16.7)

		4,530,937

Portugal
EDP - Energias de Portugal SA	638,692	2,790,646	(196.9)

Singapore
CapLand Ascendas REIT	223,500	413,518	(29.2)
City Developments Ltd.	15,000	80,874	(5.7)
ComfortDelGro Corp. Ltd.	39,100	35,100	(2.5)
Keppel Corp. Ltd.	86,800	427,231	(30.2)
Mapletree Pan Asia Commercial Trust	436,800	490,181	(34.6)
NetLink NBN Trust	417,900	252,431	(17.8)
Oversea-Chinese Banking Corp. Ltd.	66,600	571,700	(40.3)
SATS Ltd.	43,900	84,739	(6.0)
Singapore Airlines Ltd.	92,500	343,111	(24.2)
StarHub Ltd.	129,400	97,826	(6.9)
Wilmar International Ltd.	41,100	112,595	(7.9)

		2,909,306

Spain
Banco Bilbao Vizcaya Argentaria SA	95,988	495,182	(34.9)
Bankinter SA	55,617	336,425	(23.7)
Corp. ACCIONA Energias Renovables SA	9,135	359,196	(25.4)
EDP Renovaveis SA	31,981	672,959	(47.5)
Iberdrola SA	94,942	965,491	(68.1)
Mapfre SA	360,193	617,800	(43.6)
Merlin Properties Socimi SA	75,683	641,533	(45.3)
Naturgy Energy Group SA	2,969	76,192	(5.4)
Repsol SA	2,710	36,868	(2.6)
Solaria Energia y Medio Ambiente SA	9,582	151,550	(10.7)

		4,353,196

Sweden
Atlas Copco AB	40,152	428,552	(30.2)
Atlas Copco AB, B Shares	53,797	520,279	(36.7)
Avanza Bank Holding AB	15,677	312,710	(22.1)
Axfood AB	12,798	316,861	(22.4)
Castellum AB	185	2,115	(0.1)
Epiroc AB, Class A	22,761	348,436	(24.6)
Epiroc AB, Class B	27,641	371,140	(26.2)
Holmen AB, B Shares	6,719	243,835	(17.2)
Industrivarden AB	52,339	1,175,294	(82.9)
Industrivarden AB, A Shares	16,047	363,431	(25.6)
Kinnevik AB	7,180	88,698	(6.3)
Lifco AB, B Shares	17,047	246,326	(17.4)
Saab AB, Class B	3,476	122,821	(8.7)
Skanska AB, B Shares	4,469	69,499	(4.9)
Svenska Cellulosa AB SCA, Class B	32,142	379,204	(26.8)
Tele2 AB, B Shares	46,195	378,615	(26.7)
Telefonaktiebolaget LM Ericsson, B Shares	28,824	160,243	(11.3)
Telia Co. AB	222,281	588,992	(41.6)
Thule Group AB	4,307	84,851	(6.0)
Vitrolife AB	2,008	32,453	(2.3)

		6,234,355

Switzerland
Siemens Energy AG	10,334	120,470	(8.5)

United Kingdom
3i Group PLC	36,766	489,663	(34.6)
AstraZeneca PLC	5,819	682,756	(48.2)

114	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United Kingdom (continued)
Auto Trader Group PLC	180,321	$1,079,361	(76.2)%
B&M European Value Retail SA	47,018	173,759	(12.3)
BAE Systems PLC	100,219	937,405	(66.2)
Barclays PLC	559,448	950,643	(67.1)
Beazley PLC	41,750	299,423	(21.1)
BP PLC, ADR	171,376	948,155	(66.9)
British American Tobacco PLC	39,261	1,550,552	(109.4)
Bunzl PLC	13,956	454,763	(32.1)
Burberry Group PLC	27,337	569,624	(40.2)
Centrica PLC	803,861	706,362	(49.9)
ConvaTec Group PLC	404,606	1,012,415	(71.4)
Croda International PLC	7,749	600,311	(42.4)
Dechra Pharmaceuticals PLC	4,554	136,903	(9.7)
Diageo PLC	29,473	1,212,886	(85.6)
Direct Line Insurance Group PLC	438,065	1,012,121	(71.4)
Dr. Martens PLC	153,912	437,710	(30.9)
Drax Group PLC	85,093	508,143	(35.9)
easyJet PLC	65,849	262,190	(18.5)
Endeavour Mining PLC	4,741	84,321	(6.0)
Ferguson PLC	6,788	740,290	(52.2)
GSK PLC	31,917	522,835	(36.9)
Hargreaves Lansdown PLC	9,761	85,307	(6.0)
IG Group Holdings PLC	65,174	594,469	(42.0)
IMI PLC	4,060	57,193	(4.0)
Intermediate Capital Group PLC	12,981	158,066	(11.2)
International Consolidated Airlines Group SA	86,636	120,523	(8.5)
Intertek Group PLC	14,760	618,340	(43.6)
J Sainsbury PLC	25,721	57,334	(4.0)
Johnson Matthey PLC	18,332	406,926	(28.7)
Kingfisher PLC	549,459	1,380,479	(97.4)
London Stock Exchange Group PLC	15,314	1,327,448	(93.7)
LXI REIT PLC	145,889	203,661	(14.4)
NatWest Group PLC	390,112	1,050,689	(74.1)
Ocado Group PLC	42,824	232,161	(16.4)
Pennon Group PLC	82,477	792,579	(55.9)
QinetiQ Group PLC	6,429	26,499	(1.9)
Reckitt Benckiser Group PLC	9,549	633,709	(44.7)
Renishaw PLC	7,063	283,415	(20.0)
Rentokil Initial PLC	92,170	575,150	(40.6)
Rightmove PLC	77,610	437,037	(30.8)
Rolls-Royce Holdings PLC	86,401	77,490	(5.5)
RS GROUP PLC	51,038	561,592	(39.6)
Sage Group PLC	60,879	507,410	(35.8)
Segro PLC	156,573	1,409,157	(99.4)
Severn Trent PLC	24,118	692,180	(48.8)
Shell PLC	44,064	1,220,643	(86.1)
Spectris PLC	29,830	1,033,877	(73.0)
Spirax-Sarco Engineering PLC	7,433	915,994	(64.6)
SSE PLC	107,616	1,923,192	(135.7)
SSP Group PLC	131,326	305,365	(21.6)
St. James’s Place PLC	59,557	727,283	(51.3)
Standard Chartered PLC	52,808	315,514	(22.3)
Tate & Lyle PLC	33,502	269,195	(19.0)
Travis Perkins PLC	78,903	743,660	(52.5)
Tritax Big Box REIT PLC	745,664	1,198,985	(84.6)

Security	Shares	Value	% of Basket Value

United Kingdom (continued)
Unilever PLC	420	$19,170	(1.4)%
United Utilities Group PLC	98,273	1,059,009	(74.7)

		37,393,292

United States
Carnival PLC	18,441	146,520	(10.4)
Ovintiv, Inc.	3,751	189,952	(13.4)

		336,472

Preferred Stocks

Germany
Fuchs Petrolub SE	12,568	359,935	(25.4)
Sartorius AG	376	132,574	(9.3)
Volkswagen AG	3,317	424,581	(30.0)

Warrants

Australia
Magellan Financial Group Ltd. (Issued/Exercisable 04/14/22, 1 Share for 1 Warrant, Expires 04/16/27, Strike Price AUD 35.00)	3,393	673	(0.0)

Total Reference Entity — Long		248,009,503

Reference Entity — Short

Common Stocks

Australia
Adbri Ltd.	(34,380)	(34,662)	2.4
EBOS Group Ltd.	(126)	(2,747)	0.2
Insurance Australia Group Ltd.	(28,299)	(88,829)	6.3
Lottery Corp. Ltd.	(5,024)	(13,783)	1.0
Newcrest Mining Ltd.	(3,852)	(42,662)	3.0
Reece Ltd.	(1,249)	(12,402)	0.9
TPG Telecom Ltd.	(4,266)	(13,382)	0.9

		(208,467)

Austria
BAWAG Group AG	(12,002)	(579,406)	40.9
OMV AG	(5,303)	(244,168)	17.2
Telekom Austria AG	(7,470)	(43,423)	3.1
Voestalpine AG	(35,788)	(776,967)	54.8

		(1,643,964)

Belgium
Ageas SA	(11,008)	(381,077)	26.9
D’ieteren Group	(1,685)	(280,431)	19.8
Galapagos NV	(9,658)	(440,502)	31.1
Groupe Bruxelles Lambert SA	(10,067)	(742,204)	52.4
KBC Group NV	(9,038)	(452,946)	32.0
Proximus SADP	(110,528)	(1,158,745)	81.8
Sofina SA	(193)	(37,635)	2.6
UCB SA	(17,113)	(1,289,769)	91.0

		(4,783,309)

Chile
Antofagasta PLC	(66,148)	(891,371)	62.9

Denmark
Ambu A/S, Class B	(2,090)	(23,374)	1.6
Carlsberg A/S, Class B	(21,625)	(2,546,249)	179.7

S C H E D U L E O F I N V E S T M E N T S	115

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Denmark (continued)
Chr Hansen Holding A/S	(9,188)	$(510,311)	36.0%
Danske Bank A/S	(35,377)	(570,666)	40.3
Jyske Bank A/S, Registered Shares	(3,846)	(207,565)	14.6
Orsted A/S	(2,587)	(213,442)	15.1
Pandora A/S	(12,190)	(641,237)	45.3
Royal Unibrew A/S	(2,833)	(161,833)	11.4

		(4,874,677)

Finland
Elisa OYJ	(3,405)	(164,551)	11.6
Fortum OYJ	(158,231)	(2,226,987)	157.2
Huhtamaki OYJ	(7,034)	(252,798)	17.8
Kesko OYJ, B Shares	(30,184)	(587,400)	41.4
Kojamo OYJ	(4,432)	(57,681)	4.1
Metso Outotec OYJ	(10,030)	(76,119)	5.4
Neste OYJ	(27,111)	(1,188,233)	83.9
Orion OYJ, Class B	(14,465)	(665,653)	47.0
Sampo OYJ, A Shares	(12,956)	(592,449)	41.8

		(5,811,871)

France
Aeroports de Paris	(2,058)	(278,305)	19.6
Airbus SE	(8,847)	(957,278)	67.6
Amundi SA	(11,697)	(551,863)	38.9
AXA SA	(81,731)	(2,018,337)	142.4
BNP Paribas SA	(26,187)	(1,228,010)	86.7
Bollore SE	(533,039)	(2,666,016)	188.1
Bureau Veritas SA	(17,389)	(430,208)	30.4
Capgemini SE	(2,676)	(438,572)	30.9
Covivio	(5,389)	(288,535)	20.4
Credit Agricole SA	(106,663)	(967,824)	68.3
Electricite de France SA	(16,862)	(199,139)	14.0
EssilorLuxottica SA	(16,447)	(2,600,734)	183.5
Euroapi SA	(777)	(13,597)	1.0
Gaztransport Et Technigaz SA	(2,153)	(250,477)	17.7
Kering SA	(3,223)	(1,476,008)	104.2
L’Oreal SA	(3,586)	(1,126,019)	79.5
LVMH Moet Hennessy Louis Vuitton SE	(2,005)	(1,265,144)	89.3
Safran SA	(4,349)	(484,348)	34.2
Sanofi	(9,312)	(801,370)	56.6
Sartorius Stedim Biotech	(438)	(138,994)	9.8
SCOR SE	(2,056)	(30,918)	2.2
SEB SA	(966)	(62,888)	4.4
Sodexo SA	(6,852)	(606,966)	42.8
SOITEC	(13)	(1,665)	0.1
TOTAL SE	(17,306)	(944,100)	66.6
Unibail-Rodamco-Westfield	(24,004)	(1,134,419)	80.1
Vallourec SA, Class A	(8,353)	(88,873)	6.3
Veolia Environnement SA	(101,649)	(2,268,400)	160.1
Worldline SA	(30,197)	(1,317,992)	93.0

		(24,636,999)

Germany
adidas AG	(5,033)	(491,297)	34.7
Allianz SE, Registered Shares	(4,496)	(808,850)	57.1
Aurubis AG	(5,611)	(354,056)	25.0
Bayer AG, Registered Shares	(16,801)	(883,414)	62.3
Bechtle AG	(10,438)	(360,597)	25.4
Brenntag AG	(2,000)	(121,353)	8.6
Carl Zeiss Meditec AG	(2,670)	(323,185)	22.8
Continental AG	(11,747)	(608,444)	42.9
Covestro AG	(6,336)	(215,082)	15.2

Security	Shares	Value	% of Basket Value

Germany (continued)
CTS Eventim AG & Co. KGaA	(8,183)	$(390,628)	27.6%
Delivery Hero SE	(384)	(12,637)	0.9
Deutsche Boerse AG	(7,004)	(1,138,988)	80.4
Deutsche Post AG, Registered Shares	(38,257)	(1,352,377)	95.4
Deutsche Wohnen SE	(5,811)	(117,209)	8.3
Evotec SE	(7,536)	(143,734)	10.1
Fielmann AG	(4,384)	(139,659)	9.9
Fresenius Medical Care AG & Co. KGaA	(75,874)	(2,098,718)	148.1
Fresenius SE & Co. KGaA	(88,770)	(2,042,876)	144.2
GEA Group AG	(11,566)	(404,283)	28.5
Hannover Rueck SE	(3,183)	(517,950)	36.6
HeidelbergCement AG	(24,732)	(1,137,345)	80.3
Henkel AG & Co. KGaA	(3,207)	(188,267)	13.3
HUGO BOSS AG	(17,946)	(826,545)	58.3
Infineon Technologies AG	(27,551)	(668,538)	47.2
LANXESS AG	(7,485)	(253,126)	17.9
Merck KGaA	(6,185)	(1,007,938)	71.1
MTU Aero Engines AG	(1,792)	(320,693)	22.6
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	(2,946)	(777,673)	54.9
SAP SE	(25,837)	(2,486,883)	175.5
Siemens Healthineers AG	(11,821)	(541,550)	38.2
Symrise AG	(2,976)	(303,768)	21.4
Telefonica Deutschland Holding AG	(467,289)	(1,018,175)	71.9
ThyssenKrupp AG	(40,935)	(215,479)	15.2
Uniper SE	(17,917)	(53,633)	3.8
United Internet AG, Registered Shares	(5,268)	(98,475)	6.9
Vonovia SE	(62,329)	(1,378,132)	97.3
Zalando SE	(46,749)	(1,077,479)	76.0

		(24,879,036)

Hong Kong
Champion REIT	(72,000)	(21,550)	1.5
ESR Group Ltd.	(225,400)	(384,386)	27.1
Hang Seng Bank Ltd.	(37,700)	(530,732)	37.5
Henderson Land Development Co. Ltd.	(164,000)	(401,515)	28.3
Hong Kong & China Gas Co. Ltd.	(308,000)	(237,397)	16.8
MTR Corp. Ltd.	(332,000)	(1,460,863)	103.1
Wharf Real Estate Investment Co. Ltd.	(19,000)	(74,861)	5.3

		(3,111,304)

Ireland
AIB Group PLC	(63,751)	(184,426)	13.0
CRH PLC	(34,539)	(1,244,019)	87.8
DCC PLC	(11,461)	(636,095)	44.9
Kerry Group PLC, Class A	(7,451)	(647,155)	45.7
Ryanair Holdings PLC	(86,034)	(1,044,902)	73.7
Smurfit Kappa Group PLC	(14,013)	(463,872)	32.7

		(4,220,469)

Isle of Man
Entain PLC	(17,430)	(252,152)	17.8

Italy
A2A SpA	(142,030)	(157,488)	11.1
Assicurazioni Generali SpA	(2,246)	(33,706)	2.4
Banco BPM SpA	(247,854)	(749,886)	52.9
BPER Banca	(66,054)	(122,220)	8.6
Eni SpA	(23,956)	(314,631)	22.2
FinecoBank Banca Fineco SpA	(126,835)	(1,709,176)	120.6
Hera SpA	(92,378)	(220,107)	15.5
Interpump Group SpA	(10,526)	(407,519)	28.8
Mediobanca Banca di Credito Finanziario SpA	(33,095)	(299,827)	21.2

116	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Italy (continued)
Nexi SpA	(2,003)	$(17,317)	1.2%
Prysmian SpA	(2,696)	(87,750)	6.2
UniCredit SpA	(9,449)	(117,180)	8.3

		(4,236,807)

Japan
Advance Residence Investment Corp.	(241)	(561,087)	39.6
Advantest Corp.	(10,800)	(568,529)	40.1
Aeon Co. Ltd.	(30,600)	(570,708)	40.3
Aeon Mall Co. Ltd.	(66,300)	(721,248)	50.9
AEON REIT Investment Corp.	(621)	(668,584)	47.2
AGC, Inc.	(11,700)	(366,619)	25.9
Aisin Corp.	(36,900)	(947,213)	66.8
Ajinomoto Co., Inc.	(42,900)	(1,179,888)	83.3
Alps Alpine Co. Ltd.	(13,600)	(116,832)	8.2
Ariake Japan Co. Ltd.	(4,100)	(142,042)	10.0
Asahi Intecc Co. Ltd.	(20,300)	(345,813)	24.4
Asics Corp.	(55,800)	(855,064)	60.3
ASKUL Corp.	(24,600)	(256,915)	18.1
Bank of Kyoto Ltd.	(1,300)	(46,847)	3.3
Benefit One, Inc.	(28,300)	(391,506)	27.6
Bic Camera, Inc.	(6,500)	(50,535)	3.6
Bridgestone Corp.	(36,200)	(1,309,225)	92.4
Brother Industries Ltd.	(9,800)	(166,952)	11.8
Canon Marketing Japan, Inc.	(5,300)	(111,841)	7.9
Canon, Inc.	(14,900)	(315,842)	22.3
Chiba Bank Ltd.	(39,600)	(216,973)	15.3
Credit Saison Co. Ltd.	(114,900)	(1,228,092)	86.7
Daicel Corp.	(113,300)	(646,469)	45.6
Daido Steel Co. Ltd.	(4,800)	(124,450)	8.8
Dai-ichi Life Holdings, Inc.	(10,900)	(173,122)	12.2
Daiichi Sankyo Co. Ltd.	(900)	(28,810)	2.0
Daiichikosho Co. Ltd.	(6,100)	(174,903)	12.3
Daikin Industries Ltd.	(5,800)	(868,766)	61.3
Daio Paper Corp.	(29,100)	(214,699)	15.2
Daiwa House REIT Investment Corp.	(275)	(555,031)	39.2
Daiwa Office Investment Corp.	(86)	(406,287)	28.7
Denka Co. Ltd.	(18,400)	(426,255)	30.1
Denso Corp.	(18,600)	(922,856)	65.1
Descente Ltd.	(14,500)	(348,014)	24.6
Dexerials Corp.	(16,100)	(374,982)	26.5
DIC Corp.	(3,900)	(65,482)	4.6
Dowa Holdings Co. Ltd.	(1,000)	(31,752)	2.2
Eisai Co. Ltd.	(5,300)	(319,607)	22.6
ENEOS Holdings, Inc.	(263,100)	(867,876)	61.2
Ezaki Glico Co. Ltd.	(19,000)	(427,462)	30.2
FANUC Corp.	(7,800)	(1,020,643)	72.0
Fast Retailing Co. Ltd.	(500)	(278,571)	19.7
Food and Life Cos. Ltd.	(11,400)	(191,760)	13.5
Frontier Real Estate Investment Corp.	(5)	(17,652)	1.2
Fuji Electric Co. Ltd.	(16,300)	(630,239)	44.5
Fuji Oil Holdings, Inc.	(3,700)	(58,252)	4.1
Fukuoka Financial Group, Inc.	(43,000)	(731,671)	51.6
GLP J-Reit	(297)	(308,013)	21.7
GMO internet, Inc.	(12,000)	(206,890)	14.6
Goldwin, Inc.	(5,200)	(271,562)	19.2
GS Yuasa Corp.	(53,900)	(820,579)	57.9
Hakuhodo DY Holdings, Inc.	(5,600)	(47,184)	3.3
Harmonic Drive Systems, Inc.	(500)	(16,689)	1.2
Haseko Corp.	(56,100)	(577,730)	40.8
Heiwa Corp.	(18,400)	(296,850)	20.9

Security	Shares	Value	% of Basket Value

Japan (continued)
Hikari Tsushin, Inc.	(500)	$(60,397)	4.3%
Hino Motors Ltd.	(3,700)	(15,376)	1.1
Hitachi Ltd.	(14,500)	(657,920)	46.4
Hitachi Metals Ltd.	(31,691)	(462,822)	32.7
Horiba Ltd.	(2,500)	(102,569)	7.2
Hoshizaki Corp.	(5,500)	(157,575)	11.1
House Foods Group, Inc.	(61,300)	(1,146,454)	80.9
Hoya Corp.	(2,600)	(241,699)	17.1
Ibiden Co. Ltd.	(45,300)	(1,526,943)	107.8
Idemitsu Kosan Co. Ltd.	(43,000)	(940,850)	66.4
IHI Corp.	(9,200)	(205,197)	14.5
Iida Group Holdings Co. Ltd.	(2,800)	(38,879)	2.7
Industrial & Infrastructure Fund Investment Corp.	(557)	(588,270)	41.5
Inpex Corp.	(72,700)	(733,717)	51.8
Isetan Mitsukoshi Holdings Ltd.	(31,700)	(281,564)	19.9
Isuzu Motors Ltd.	(99,000)	(1,164,206)	82.2
Ito En Ltd.	(9,600)	(338,115)	23.9
Iwatani Corp.	(800)	(29,457)	2.1
Iyogin Holdings, Inc.	(56,900)	(266,963)	18.8
Japan Airlines Co. Ltd.	(24,200)	(452,011)	31.9
Japan Airport Terminal Co. Ltd.	(2,900)	(124,123)	8.8
Japan Aviation Electronics Industry Ltd.	(47,300)	(736,172)	52.0
Japan Hotel REIT Investment Corp.	(266)	(140,144)	9.9
Japan Logistics Fund, Inc.	(277)	(593,468)	41.9
Japan Post Insurance Co. Ltd.	(53,400)	(790,488)	55.8
Japan Real Estate Investment Corp.	(46)	(192,753)	13.6
Japan Retail Fund Investment Corp.	(414)	(305,006)	21.5
Japan Steel Works Ltd.	(500)	(10,324)	0.7
JCR Pharmaceuticals Co. Ltd.	(36,300)	(539,509)	38.1
Jeol Ltd.	(12,600)	(461,074)	32.5
JFE Holdings, Inc.	(150,600)	(1,379,664)	97.4
JGC Holdings Corp.	(17,100)	(205,671)	14.5
JMDC, Inc.	(10,100)	(357,686)	25.2
JSR Corp.	(17,300)	(328,718)	23.2
JTEKT Corp.	(28,500)	(201,205)	14.2
Justsystems Corp.	(1,300)	(27,342)	1.9
Kagome Co. Ltd.	(11,000)	(219,855)	15.5
Kaken Pharmaceutical Co. Ltd.	(12,900)	(330,179)	23.3
Kansai Paint Co. Ltd.	(1,100)	(14,354)	1.0
Kao Corp.	(32,200)	(1,202,732)	84.9
Kawasaki Heavy Industries Ltd.	(17,000)	(289,126)	20.4
Keihan Holdings Co. Ltd.	(13,800)	(355,029)	25.1
Kenedix Office Investment Corp.	(46)	(104,788)	7.4
Keyence Corp.	(2,600)	(980,369)	69.2
Kikkoman Corp.	(29,200)	(1,582,349)	111.7
Kirin Holdings Co. Ltd.	(200)	(2,940)	0.2
Kobayashi Pharmaceutical Co. Ltd.	(600)	(31,840)	2.2
Kobe Steel Ltd.	(10,700)	(43,880)	3.1
Koito Manufacturing Co. Ltd.	(8,800)	(124,932)	8.8
Komatsu Ltd.	(58,900)	(1,153,862)	81.4
Konami Holdings Corp.	(800)	(35,065)	2.5
Kose Corp.	(8,600)	(858,456)	60.6
Kotobuki Spirits Co. Ltd.	(2,500)	(128,160)	9.0
K’s Holdings Corp.	(25,700)	(201,396)	14.2
Kubota Corp.	(20,700)	(288,757)	20.4
Kurita Water Industries Ltd.	(17,900)	(655,229)	46.2
Kyushu Financial Group, Inc.	(135,900)	(343,641)	24.3
LaSalle Logiport REIT	(567)	(605,164)	42.7
Lasertec Corp.	(6,300)	(885,218)	62.5
Lintec Corp.	(1,300)	(19,505)	1.4
Mabuchi Motor Co. Ltd.	(11,000)	(298,479)	21.1

S C H E D U L E O F I N V E S T M E N T S	117

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
Makita Corp.	(2,200)	$ (40,202)	2.8%
Marui Group Co. Ltd.	(44,700)	(731,309)	51.6
Matsui Securities Co. Ltd.	(19,300)	(102,779)	7.3
Matsumotokiyoshi Holdings Co. Ltd.	(2,400)	(87,381)	6.2
MEIJI Holdings Co. Ltd.	(7,100)	(292,159)	20.6
Menicon Co. Ltd.	(7,200)	(122,932)	8.7
MINEBEA MITSUMI, Inc.	(10,400)	(153,696)	10.8
Mitsubishi Electric Corp.	(13,900)	(122,301)	8.6
Mitsubishi Motors Corp.	(234,100)	(788,621)	55.7
Mitsubishi UFJ Financial Group, Inc.	(109,100)	(515,372)	36.4
Mitsui Fudosan Logistics Park, Inc.	(15)	(49,768)	3.5
Mitsui OSK Lines Ltd.	(11,700)	(231,604)	16.3
Miura Co. Ltd.	(18,400)	(374,724)	26.4
Money Forward, Inc.	(19,100)	(540,359)	38.1
Mori Hills REIT Investment Corp.	(63)	(69,008)	4.9
Morinaga & Co. Ltd.	(13,300)	(332,662)	23.5
Morinaga Milk Industry Co. Ltd.	(5,600)	(158,874)	11.2
Nabtesco Corp.	(12,500)	(265,505)	18.7
Nagase & Co. Ltd.	(14,600)	(198,915)	14.0
Nexon Co. Ltd.	(18,600)	(311,257)	22.0
Nextage Co. Ltd.	(1,100)	(21,202)	1.5
NGK Insulators Ltd.	(30,700)	(358,148)	25.3
NGK Spark Plug Co. Ltd.	(12,000)	(218,929)	15.5
NH Foods Ltd.	(11,700)	(278,828)	19.7
NHK Spring Co. Ltd.	(55,700)	(308,583)	21.8
Nidec Corp.	(2,200)	(120,965)	8.5
Nifco, Inc.	(7,200)	(167,216)	11.8
Nippon Accommodations Fund, Inc.	(55)	(234,207)	16.5
Nippon Building Fund, Inc.	(117)	(520,093)	36.7
Nippon Electric Glass Co. Ltd.	(32,200)	(557,562)	39.3
Nippon Kayaku Co. Ltd.	(3,700)	(29,389)	2.1
Nippon Paint Holdings Co. Ltd.	(3,900)	(24,855)	1.8
Nippon Shinyaku Co. Ltd.	(4,300)	(238,075)	16.8
Nippon Shokubai Co. Ltd.	(7,100)	(254,682)	18.0
Nippon Steel Corp.	(95,500)	(1,310,119)	92.5
Nippon Yusen KK	(11,200)	(202,882)	14.3
Nissan Chemical Corp.	(3,700)	(166,557)	11.8
Nissan Motor Co. Ltd.	(178,800)	(569,890)	40.2
Nisshin Seifun Group, Inc.	(56,100)	(606,195)	42.8
Nissin Foods Holdings Co. Ltd.	(5,300)	(343,063)	24.2
Noevir Holdings Co. Ltd.	(7,200)	(266,155)	18.8
NOF Corp.	(10,500)	(361,163)	25.5
Nomura Holdings, Inc.	(105,900)	(342,688)	24.2
Nomura Real Estate Holdings, Inc.	(20,000)	(452,076)	31.9
Nomura Real Estate Master Fund, Inc.	(139)	(158,576)	11.2
NS Solutions Corp.	(5,100)	(117,219)	8.3
OKUMA Corp.	(19,200)	(642,714)	45.4
Olympus Corp.	(12,100)	(255,122)	18.0
Ono Pharmaceutical Co. Ltd.	(14,900)	(350,650)	24.7
Open House Co. Ltd.	(500)	(17,785)	1.3
Orient Corp.	(41,870)	(339,141)	23.9
ORIX Corp.	(39,400)	(578,695)	40.8
Orix JREIT, Inc.	(337)	(452,125)	31.9
Osaka Gas Co. Ltd.	(7,200)	(106,615)	7.5
OSG Corp.	(25,500)	(324,188)	22.9
Pan Pacific International Holdings Corp.	(39,100)	(641,659)	45.3
Persol Holdings Co. Ltd.	(3,100)	(62,069)	4.4
Rakus Co. Ltd.	(4,500)	(49,979)	3.5
Relo Group, Inc.	(3,400)	(47,921)	3.4
Renesas Electronics Corp.	(93,900)	(785,544)	55.4
Rengo Co. Ltd.	(30,500)	(169,446)	12.0
Rohto Pharmaceutical Co. Ltd.	(21,700)	(675,044)	47.6

Security	Shares	Value	% of Basket Value

Japan (continued)
Ryohin Keikaku Co. Ltd.	(22,800)	$(214,549)	15.1%
Sanwa Holdings Corp.	(59,000)	(508,233)	35.9
Sapporo Holdings Ltd.	(3,400)	(74,993)	5.3
Seibu Holdings, Inc.	(12,100)	(108,310)	7.6
Sekisui Chemical Co. Ltd.	(4,600)	(57,445)	4.1
Seven & i Holdings Co. Ltd.	(17,500)	(653,246)	46.1
Seven Bank Ltd.	(21,600)	(38,962)	2.8
Sharp Corp.	(95,000)	(569,818)	40.2
SHIFT, Inc.	(4,600)	(718,265)	50.7
Shikoku Electric Power Co., Inc.	(50,000)	(240,542)	17.0
Shimamura Co. Ltd.	(400)	(32,347)	2.3
Shimano, Inc.	(5,900)	(912,985)	64.4
Shin-Etsu Chemical Co. Ltd.	(9,500)	(987,334)	69.7
Shinko Electric Industries Co. Ltd.	(29,500)	(708,923)	50.0
Shinsei Bank Ltd.	(85,200)	(1,267,833)	89.5
Shionogi & Co. Ltd.	(19,600)	(910,170)	64.2
Ship Healthcare Holdings, Inc.	(800)	(15,343)	1.1
SHO-BOND Holdings Co. Ltd.	(7,900)	(341,754)	24.1
Shochiku Co. Ltd.	(500)	(39,689)	2.8
Showa Denko KK	(94,300)	(1,376,643)	97.2
SMC Corp.	(100)	(40,140)	2.8
SoftBank Group Corp.	(11,400)	(489,359)	34.5
Sony Corp.	(23,600)	(1,591,457)	112.3
Stanley Electric Co. Ltd.	(9,400)	(159,805)	11.3
Subaru Corp.	(23,600)	(368,887)	26.0
SUMCO Corp.	(55,900)	(708,523)	50.0
Sumitomo Bakelite Co. Ltd.	(8,700)	(235,477)	16.6
Sumitomo Electric Industries Ltd.	(1,300)	(13,585)	1.0
Sumitomo Metal Mining Co. Ltd.	(11,800)	(330,764)	23.3
Sumitomo Rubber Industries Ltd.	(40,800)	(350,019)	24.7
Suzuken Co. Ltd.	(6,200)	(138,035)	9.7
Suzuki Motor Corp.	(10,200)	(344,860)	24.3
T&D Holdings, Inc.	(23,400)	(231,431)	16.3
Taiheiyo Cement Corp.	(1,300)	(17,666)	1.2
Taiyo Nippon Sanso Corp.	(23,200)	(369,377)	26.1
Taiyo Yuden Co. Ltd.	(19,700)	(536,066)	37.8
Takara Holdings, Inc.	(48,200)	(335,275)	23.7
TDK Corp.	(2,300)	(71,848)	5.1
TechnoPro Holdings, Inc.	(49,700)	(1,192,320)	84.1
Toho Co. Ltd.	(1,200)	(42,670)	3.0
Toho Gas Co. Ltd.	(900)	(16,769)	1.2
Tokai Carbon Co. Ltd.	(40,800)	(266,257)	18.8
Tokyo Electric Power Co. Holdings, Inc.	(109,300)	(356,052)	25.1
Tokyo Electron Ltd.	(2,200)	(578,812)	40.8
Tokyo Gas Co. Ltd.	(32,200)	(575,462)	40.6
Tokyo Ohka Kogyo Co. Ltd.	(3,800)	(163,824)	11.6
Tokyu Fudosan Holdings Corp.	(2,500)	(12,684)	0.9
TOPPAN, Inc.	(32,300)	(481,728)	34.0
Toray Industries, Inc.	(147,900)	(718,402)	50.7
Toshiba TEC Corp.	(6,200)	(160,514)	11.3
Toyo Seikan Group Holdings Ltd.	(33,500)	(383,154)	27.0
Toyo Suisan Kaisha Ltd.	(3,800)	(142,565)	10.1
Toyo Tire Corp.	(20,600)	(241,668)	17.1
Toyoda Gosei Co. Ltd.	(17,300)	(276,570)	19.5
Toyota Boshoku Corp.	(44,400)	(564,971)	39.9
UBE Corp.	(23,000)	(296,649)	20.9
Unicharm Corp.	(25,900)	(787,138)	55.6
United Urban Investment Corp.	(329)	(348,091)	24.6
Ushio, Inc.	(24,800)	(257,533)	18.2
Welcia Holdings Co. Ltd.	(11,000)	(229,915)	16.2
Yamato Holdings Co. Ltd.	(19,900)	(294,704)	20.8
Yokogawa Electric Corp.	(35,800)	(598,615)	42.2

118	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
Yokohama Rubber Co. Ltd.	(36,800)	$(575,446)	40.6%
Zeon Corp.	(19,700)	(166,056)	11.7

		(95,205,068)

Luxembourg
APERAM SA	(756)	(19,740)	1.4
ArcelorMittal SA	(20,105)	(449,420)	31.7
Aroundtown SA	(79,296)	(157,184)	11.1
Eurofins Scientific SE	(12,273)	(785,654)	55.4
Tenaris SA	(101,443)	(1,587,699)	112.1

		(2,999,697)

Mexico
Fresnillo PLC	(114,158)	(954,420)	67.3

Netherlands
Aalberts NV	(2,176)	(75,489)	5.3
Adyen NV	(91)	(129,911)	9.2
Akzo Nobel NV	(28,095)	(1,734,457)	122.4
Argenx SE	(1,071)	(415,816)	29.3
ASM International NV	(5,262)	(1,164,058)	82.2
BE Semiconductor Industries NV	(14,352)	(731,446)	51.6
EXOR NV	(13,460)	(904,525)	63.8
Heineken Holding NV	(5,644)	(385,114)	27.2
Heineken NV	(6,961)	(581,482)	41.0
ING Groep NV	(122,927)	(1,209,551)	85.4
Iveco Group NV	(101,946)	(550,882)	38.9
Just Eat Takeaway.com NV	(28,395)	(487,261)	34.4
Koninklijke Philips NV	(41,443)	(525,699)	37.1
NN Group NV	(1,040)	(44,036)	3.1
SBM Offshore NV	(5,339)	(72,255)	5.1
Stellantis NV	(92,194)	(1,243,841)	87.8
Universal Music Group NV	(1,666)	(32,713)	2.3

		(10,288,536)

New Zealand
Kiwi Property Group Ltd.	(192,850)	(101,247)	7.1
Mainfreight Ltd.	(213)	(9,413)	0.7
Mercury NZ Ltd.	(8,921)	(30,165)	2.1
Meridian Energy Ltd.	(125,895)	(356,862)	25.2

		(497,687)

Norway
Aker ASA, A Shares	(856)	(60,403)	4.3
DNB Bank ASA	(14,572)	(257,733)	18.2
Mowi ASA	(1,966)	(29,344)	2.1
Nordic Semiconductor ASA	(21,913)	(309,352)	21.8
Orkla ASA	(7,266)	(49,010)	3.4
Salmar Asa	(745)	(25,257)	1.8
Schibsted ASA, Class A	(12,324)	(190,209)	13.4
Storebrand ASA	(120,987)	(941,200)	66.4

		(1,862,508)

Poland
InPost SA	(17,682)	(112,716)	7.9

Portugal
Banco Comercial Portugues SA	(3,423,995)	(487,834)	34.4
Galp Energia SGPS SA	(39,903)	(405,139)	28.6
Jeronimo Martins SGPS SA	(50,974)	(1,054,805)	74.5

		(1,947,778)

Singapore
Ascott Residence Trust	(201,400)	(135,786)	9.6

Security	Shares	Value	% of Basket Value

Singapore (continued)
Golden Agri-Resources Ltd.	(995,900)	$(204,218)	14.4%
Keppel REIT	(668,200)	(422,450)	29.8
SembCorp. Industries Ltd.	(15,000)	(30,835)	2.2
Suntec Real Estate Investment Trust	(203,100)	(185,227)	13.1

		(978,516)

Spain
Acciona SA	(3,198)	(575,837)	40.6
Acerinox SA	(55,616)	(487,421)	34.4
Aena SME SA	(1,771)	(208,148)	14.7
Amadeus IT Group SA	(16,713)	(871,671)	61.5
Banco Santander SA	(50,983)	(132,223)	9.3
CaixaBank SA	(102,907)	(341,244)	24.1
Cellnex Telecom SA	(35,709)	(1,168,764)	82.5
Endesa SA	(63,148)	(1,055,079)	74.5
Ferrovial SA	(12,855)	(314,155)	22.2
Fluidra SA	(12,857)	(174,609)	12.3
Grifols SA	(41,226)	(350,733)	24.7
Industria de Diseno Textil SA	(41,063)	(932,056)	65.8
Inmobiliaria Colonial Socimi SA	(85,406)	(450,415)	31.8
Red Electrica Corp. SA	(682)	(11,032)	0.8
Telefonica SA	(93,646)	(322,816)	22.8

		(7,396,203)

Sweden
Alfa Laval AB	(15,800)	(388,922)	27.5
Assa Abloy AB, Class B	(14,743)	(297,692)	21.0
Beijer Ref AB, Class B	(36,123)	(559,994)	39.5
BillerudKorsnas AB	(3,384)	(43,686)	3.1
Boliden AB	(11,869)	(345,161)	24.4
Embracer Group AB, Class B	(37,674)	(181,240)	12.8
EQT AB	(17,248)	(339,440)	24.0
Evolution AB	(5,175)	(482,738)	34.1
Fastighets AB Balder, B Shares	(151,056)	(567,010)	40.0
Getinge AB, B Shares	(6,222)	(126,263)	8.9
Hennes & Mauritz AB, B Shares	(64,638)	(651,044)	45.9
Hexagon AB, B Shares	(40,356)	(398,955)	28.2
Investor AB	(27,750)	(471,882)	33.3
Investor AB, B Shares	(95,136)	(1,552,678)	109.6
L E Lundbergforetagen AB, B Shares	(8,130)	(320,872)	22.6
Nibe Industrier AB, B Shares	(11,200)	(89,340)	6.3
Sagax AB, Class B	(864)	(15,921)	1.1
Sandvik AB	(65,015)	(1,015,973)	71.7
Skandinaviska Enskilda Banken AB, Class A	(78,241)	(824,925)	58.2
SKF AB, B Shares	(7,774)	(112,533)	7.9
Svenska Handelsbanken AB	(148,054)	(1,375,574)	97.1
Sweco AB, B Shares	(13,450)	(101,058)	7.1
Swedbank AB, A Shares	(31,777)	(473,733)	33.4
Swedish Orphan Biovitrum AB	(9,215)	(169,735)	12.0
Trelleborg AB, B Shares	(5,359)	(118,000)	8.3
Volvo AB	(21,695)	(370,586)	26.2
Volvo AB, B Shares	(34,653)	(567,163)	40.0

		(11,962,118)

Switzerland
Bachem Holding AG	(131)	(9,393)	0.6
Coca-Cola HBC AG	(62,977)	(1,375,626)	97.1
STMicroelectronics NV	(23,271)	(723,587)	51.1
Swatch Group AG, Registered Shares	(918)	(38,353)	2.7

		(2,146,959)

United Kingdom
Admiral Group PLC	(18,704)	(432,542)	30.5

S C H E D U L E O F I N V E S T M E N T S	119

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United Kingdom (continued)
Airtel Africa PLC	(106,830)	$(138,281)	9.8%
Anglo American PLC	(6,519)	(195,271)	13.8
Ashtead Group PLC	(6,580)	(342,772)	24.2
Associated British Foods PLC	(153,662)	(2,381,649)	168.1
AVEVA Group PLC	(38,609)	(1,381,746)	97.5
Aviva PLC	(53,241)	(255,377)	18.0
Barratt Developments PLC	(236,958)	(1,022,020)	72.1
Bellway PLC	(5,698)	(121,180)	8.6
Berkeley Group Holdings PLC	(16,473)	(655,417)	46.3
British Land Co. PLC	(72,863)	(305,652)	21.6
BT Group PLC	(246,751)	(367,716)	26.0
CNH Industrial NV	(46,905)	(606,814)	42.8
Compass Group PLC	(7,662)	(161,376)	11.4
Derwent London PLC	(35,211)	(871,447)	61.5
DS Smith PLC	(24,827)	(82,796)	5.8
Greggs PLC	(49,517)	(1,147,875)	81.0
Harbour Energy PLC	(19,405)	(84,214)	5.9
Hays PLC	(24,351)	(30,702)	2.2
Inchcape PLC	(35,513)	(302,958)	21.4
Informa PLC	(207,908)	(1,324,773)	93.5
InterContinental Hotels Group PLC	(13,098)	(703,765)	49.7
ITV PLC	(252,069)	(194,082)	13.7
JD Sports Fashion PLC	(938,020)	(1,048,172)	74.0
Legal & General Group PLC	(92,577)	(247,667)	17.5
Lloyds Banking Group PLC	(2,267,199)	(1,088,861)	76.8
M&G PLC	(585,495)	(1,176,625)	83.0
Man Group PLC	(33,033)	(82,173)	5.8
Marks & Spencer Group PLC	(254,957)	(308,772)	21.8
Melrose Industries PLC	(84,625)	(113,515)	8.0
Mondi PLC	(72,803)	(1,221,523)	86.2

Security	Shares	Value	% of Basket Value

United Kingdom (continued)
National Grid PLC	(126,217)	$(1,375,149)	97.1%
Next PLC	(7,436)	(419,982)	29.6
Persimmon PLC	(37,575)	(562,267)	39.7
Phoenix Group Holdings PLC	(28,524)	(177,533)	12.5
Prudential PLC	(158,991)	(1,476,972)	104.2
RELX PLC	(37,567)	(1,009,068)	71.2
Rio Tinto PLC	(29,032)	(1,517,259)	107.1
Royal Mail PLC	(34,598)	(80,038)	5.7
Schroders PLC	(82,202)	(369,087)	26.0
Smith & Nephew PLC	(55,096)	(651,064)	45.9
Smiths Group PLC	(87,424)	(1,565,986)	110.5
Standard Life Aberdeen PLC	(20,837)	(37,969)	2.7
Subsea 7 SA	(3,308)	(33,004)	2.3
Taylor Wimpey PLC	(256,413)	(275,677)	19.5
Tesco PLC	(220,379)	(544,310)	38.4
Unilever PLC	(6,086)	(276,635)	19.5
UNITE Group PLC	(33,666)	(343,896)	24.3
Vodafone Group PLC	(144,717)	(168,943)	11.9
Weir Group PLC	(11,794)	(205,496)	14.5
Whitbread PLC	(64,820)	(1,907,788)	134.6

		(31,395,856)

Preferred Stocks

Germany
Henkel AG & Co. KGaA	(28,232)	(1,778,575)	125.5
Porsche Automobil Holding SE	(6,254)	(349,425)	24.7

Total Reference Entity — Short		(249,426,488)

Net Value of Reference Entity — UBS AG		$(1,416,985)

Balances Reported in the Statements of Assets and Liabilities for OTC Swaps and Options Written

Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation	Value
OTC Swaps	$—	$—	$ 41,357,070	$—	$ —
Options Written	N/A	N/A	343,886	(58,907)	(344,280)

120	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Global Equity Market Neutral Fund

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$4,225,573	$—	$—	$—	$4,225,573
Options purchased
Investments at value — unaffiliated(b)	—	—	1,193,270	—	—	—	1,193,270
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums paid	—	—	41,357,070	—	—	—	41,357,070
	$—	$—	$46,775,913	$—	$—	$—	$46,775,913
Liabilities — Derivative Financial Instruments
Options written
Options written at value	$—	$—	$344,280	$—	$—	$—	$344,280

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

(b)	Includes options purchased at value as reported in the Schedule of Investments.

For the period ended October 31, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$(1,780,507)	$—	$—	$—	$(1,780,507)
Options purchased(a)	—	—	3,621,207	—	—	—	3,621,207
Options written	—	—	(1,856,118)	—	—	—	(1,856,118)
Swaps	—	—	(11,245,235)	—	—	—	(11,245,235)
	$—	$—	$(11,260,653)	$—	$—	$—	$(11,260,653)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$4,836,913	$—	$—	$—	$4,836,913
Options purchased(b)	—	—	(395,867)	—	—	—	(395,867)
Options written	—	—	284,979	—	—	—	284,979
Swaps	—	—	3,739,703	—	—	—	3,739,703
	$—	$—	$8,465,728	$—	$—	$—	$8,465,728

(a)	Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)	Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$35,342,063
Average notional value of contracts — short	$40,008,728
Options:
Average value of option contracts purchased	$596,635
Average value of option contracts written	$172,140
Total return swaps:
Average notional value	$(50,032,549)

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	121

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Global Equity Market Neutral Fund

Derivative Financial Instruments — Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets		Liabilities

Derivative Financial Instruments
Futures contracts	$399,685		$126,737
Options	1,193,270	(a)	344,280
Swaps — OTC(b)	41,357,070		—
Total derivative assets and liabilities in the Statements of Assets and Liabilities	42,950,025		471,017
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(1,592,955)		(471,017)
Total derivative assets and liabilities subject to an MNA	$41,357,070		$—

(a)	Includes options purchased at value which is included in Investments at value — unaffiliated in the Statements of Assets and Liabilities and reported in the Schedule of Investments.
(b)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.

The following table presents the Fund’s derivative assets by counterparty net of amounts available for offset under an MNA and net of the related collateral received by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received (a)	Net Amount of Derivative Assets	(b)

Bank of America N.A	$4,917,317	$—	$—	$—	$4,917,317
BNP Paribas SA	11,515,639	—	—	(11,515,639)	—
Goldman Sachs & Co.	24,156,714	—	—	(24,100,000)	56,714
UBS AG	767,400	—	—	—	767,400

	$41,357,070	$—	$—	$(35,615,639)	$5,741,431

(a)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$964,608	$—	$—	$964,608

Preferred Securities
Preferred Stocks	—	—	3,682,508	3,682,508

U.S. Treasury Obligations	—	36,185,396	—	36,185,396
Warrants	1,070	—	—	1,070
Short-Term Securities
Money Market Funds	14,605,760	—	—	14,605,760
U.S. Treasury Obligations	—	638,594,559	—	638,594,559
Options Purchased
Equity Contracts	1,193,270	—	—	1,193,270
	$16,764,708	$674,779,955	$3,682,508	$695,227,171
Derivative Financial Instruments(a)
Assets
Equity Contracts	$4,225,573	$41,357,070	$—	$45,582,643

122	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Global Equity Market Neutral Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(344,280)	$—	$—	$(344,280)

	$3,881,293	$41,357,070	$—	$45,238,363

(a)

Derivative financial instruments are swaps, futures contracts and options written. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	123

Statements of Assets and Liabilities (unaudited)

October 31, 2022

	BlackRock Advantage Emerging Markets Fund	BlackRock Global Equity Market Neutral Fund

ASSETS
Investments, at value — unaffiliated(a)	$69,035,015	$680,621,411
Investments, at value — affiliated(b)	3,102,912	14,605,760
Cash	—	13,798,675
Cash pledged:
Collateral — exchange-traded options written	—	500,000
Collateral — OTC derivatives	—	11,080,000
Futures contracts	183,000	1,521,000
Foreign currency, at value(c)	731,615	2,218,784
Receivables:
Investments sold	21,530	94,888,224
Securities lending income — affiliated	312	—
Capital shares sold	810	6,670,824
Dividends — unaffiliated	197,792	—
Dividends — affiliated	9,335	59,136
Interest — unaffiliated	—	3,975
Variation margin on futures contracts	—	399,685
Unrealized appreciation on OTC swaps	—	41,357,070
Prepaid expenses	44,895	66,106
Total assets	73,327,216	867,790,650

LIABILITIES
Cash received as collateral for OTC derivatives	—	35,800,000
Collateral on securities loaned	230,816	—
Options written, at value(d)	—	344,280
Payables:
Investments purchased	—	149,344,488
Accounting services fees	21,763	104,345
Administration fees	—	23,596
Capital shares redeemed	1,871,655	6,508,228
Custodian fees	75,313	153,112
Deferred foreign capital gain tax	14,835	—
Investment advisory fees	20,983	623,471
Trustees’ and Officer’s fees	2,790	2,083
Other accrued expenses	32,354	62,842
Professional fees	86,295	98,191
Service and distribution fees	1,134	7,395
Transfer agent fees	4,774	62,756
Variation margin on futures contracts	10,793	126,737
Other liabilities	—	494,543
Total liabilities	2,373,505	193,756,067

NET ASSETS	$70,953,711	$674,034,583

NET ASSETS CONSIST OF
Paid-in capital	$121,486,986	$727,441,344
Accumulated loss	(50,533,275)	(53,406,761)
NET ASSETS	$70,953,711	$674,034,583

(a) Investments, at cost — unaffiliated	$79,606,036	$681,269,404
(b) Investments, at cost — affiliated	$3,102,930	$14,605,760
(c) Foreign currency, at cost	$742,534	$2,282,930
(d) Premiums received	$—	$629,259

124	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited) (continued)

October 31, 2022

	BlackRock Advantage Emerging Markets Fund	BlackRock Global Equity Market Neutral Fund

NET ASSET VALUE

Institutional

Net assets	$5,834,345	$545,298,993

Shares outstanding	711,634	47,727,393

Net asset value	$8.20	$11.43

Shares authorized	Unlimited	Unlimited

Par value	$0.001	$0.001

Investor A

Net assets	$4,085,006	$24,066,532

Shares outstanding	508,104	2,143,029

Net asset value	$8.04	$11.23

Shares authorized	Unlimited	Unlimited

Par value	$0.001	$0.001

Investor C

Net assets	$272,118	$2,980,111

Shares outstanding	35,656	282,970

Net asset value	$7.63	$10.53

Shares authorized	Unlimited	Unlimited

Par value	$0.001	$0.001

Class K

Net assets	$60,762,242	$101,688,947

Shares outstanding	7,410,080	8,873,232

Net asset value	$8.20	$11.46

Shares authorized	Unlimited	Unlimited

Par value	$0.001	$0.001

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	125

Statements of Operations (unaudited)

Six Months Ended October 31, 2022

	BlackRock Advantage Emerging Markets Fund	BlackRock Global Equity Market Neutral Fund

INVESTMENT INCOME
Dividends — unaffiliated	$3,250,116	$—
Dividends — affiliated	48,472	248,620
Interest — unaffiliated	1,752	4,701,497
Securities lending income — affiliated — net	4,015	—
Foreign taxes withheld	(302,071)	—

Total investment income	3,002,284	4,950,117

EXPENSES
Investment advisory	519,222	3,938,792
Custodian	80,755	195,082
Professional	80,362	81,456
Registration	34,495	60,401
Administration	27,584	132,341
Accounting services	21,166	108,110
Administration — class specific	12,981	63,020
Transfer agent — class specific	8,994	229,348
Service and distribution — class specific	7,538	47,400
Trustees and Officer	4,285	6,217
Miscellaneous	29,913	79,484

Total expenses	827,295	4,941,651
Less:
Administration fees waived	(27,584)	—
Administration fees waived — class specific	(12,981)	(63,020)
Fees waived and/or reimbursed by the Manager	(246,593)	(536,506)
Transfer agent fees waived and/or reimbursed by the Manager — class specific	(5,019)	(91,345)

Total expenses after fees waived and/or reimbursed	535,118	4,250,780

Net investment income	2,467,166	699,337

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated(a)	(18,447,857)	3,719,784
Investments — affiliated	(166)	—
Foreign currency transactions	(264,392)	(1,263,372)
Futures contracts	(1,833,718)	(1,780,507)
Options written	—	(1,856,118)
Swaps	—	(11,245,235)

	(20,546,133)	(12,425,448)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated(b)	(7,368,475)	(650,072)
Investments — affiliated	(18)	—
Foreign currency translations	2,548	495,054
Futures contracts	144,946	4,836,913
Options written	—	284,979
Swaps	—	3,739,703

	(7,220,999)	8,706,577

Net realized and unrealized loss	(27,767,132)	(3,718,871)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(25,299,966)	$(3,019,534)

(a) Net of foreign capital gain tax and capital gain tax refund, if applicable of	$(585)	$—
(b) Net of increase in deferred foreign capital gain tax of	$(14,835)	$—

See notes to financial statements.

126	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	BlackRock Advantage Emerging Markets Fund		BlackRock Global Equity Market Neutral Fund
	Six Months Ended 10/31/22 (unaudited)	Year Ended 04/30/22	Six Months Ended 10/31/22 (unaudited)	Year Ended 04/30/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)	$2,467,166	$2,683,808	$699,337	$(7,192,302)
Net realized loss	(20,546,133)	(10,303,637)	(12,425,448)	(40,824,333)
Net change in unrealized appreciation (depreciation)	(7,220,999)	(32,996,826)	8,706,577	31,625,594

Net decrease in net assets resulting from operations	(25,299,966)	(40,616,655)	(3,019,534)	(16,391,041)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	—	(211,822)	—	(5,694,760)
Investor A	—	(69,700)	—	(289,045)
Investor C	—	(451)	—	(83,551)
Class K	(1,901)	(2,045,863)	—	(64,174)

Decrease in net assets resulting from distributions to shareholders	(1,901)	(2,327,836)	—	(6,131,530)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(44,878,710)	9,079,203	74,857,300	129,941,298

NET ASSETS
Total increase (decrease) in net assets	(70,180,577)	(33,865,288)	71,837,766	107,418,727
Beginning of period	141,134,288	174,999,576	602,196,817	494,778,090

End of period	$70,953,711	$141,134,288	$674,034,583	$602,196,817

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	127

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Advantage Emerging Markets Fund

	Institutional
	Six Months Ended 10/31/22		Year Ended 04/30/22	Year Ended		Period from 08/01/19 to 04/30/20		Year Ended 07/31/19		Year Ended 07/31/18		Year Ended 07/31/17
	(unaudited)			04/30/21

Net asset value, beginning of period	$10.11		$13.24	$8.85		$10.25		$10.59		$10.10		$9.76

Net investment income (loss)(a)	0.18		0.20	0.15		0.10		0.18		0.07		(0.12)
Net realized and unrealized gain (loss)		(2.09)	(3.17)	4.43		(1.27)		(0.52)		0.42		0.46

Net increase (decrease) from investment operations		(1.91)	(2.97)	4.58		(1.17)		(0.34)		0.49		0.34

Distributions from net investment income(b)	—		(0.16)		(0.19)	(0.23)		—		—		—

Net asset value, end of period	$8.20		$10.11	$13.24		$8.85		$10.25		$10.59		$10.10

Total Return(c)
Based on net asset value	(18.89	)%(d)	(22.62)%		52.00%	(11.78	)%(d)	(3.21	)%(e)	4.85%		3.48	%(f)

Ratios to Average Net Assets(g)
Total expenses	1.33	%(h)	1.19%		1.40%	1.38	%(h)(i)	1.42	%(j)(k)	1.28	%(j)	1.91	%(j)

Total expenses after fees waived and/or reimbursed	0.85	%(h)	0.85%		0.85%	0.81	%(h)	0.92	%(k)	0.94%		1.70%

Net investment income (loss)	3.81	%(h)	1.62%		1.29%	1.38	%(h)	1.83%		0.67%		(1.29)%

Supplemental Data
Net assets, end of period (000)	$5,834		$9,583	$17,216		$9,689		$15,904		$32,775		$106,243

Portfolio turnover rate		86%	183%	180	%(l)	141	%(l)	128	%(l)	111	%(l)	7	%(l)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)	The Fund’s total return includes a reimbursement by an affiliate for a realized investment loss. Excluding this payment, the Fund’s total return would have been 3.38%.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Audit, printing and tax costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, total expenses would have been 1.42%.
(j)	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:

	Six Months Ended 10/31/22 (unaudited)	Year Ended 04/30/22	Year Ended 04/30/21	Period from 08/01/19 to 04/30/20	Year Ended 07/31/19	Year Ended 07/31/18	Year Ended 07/31/17

Expense ratios	N/A	N/A	N/A	N/A	1.39%	1.28%	1.90%

(k)	Includes non-recurring expenses of offering costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 1.40% and 0.90%, respectively.
(l)	Excludes underlying investments in total return swaps.

See notes to financial statements.

128	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

		BlackRock Advantage Emerging Markets Fund (continued)

		Investor A

	Six Months Ended					Period from
	10/31/22		Year Ended	Year Ended		08/01/19		Year Ended		Year Ended		Year Ended
	(unaudited)		04/30/22	04/30/21		to 04/30/20		07/31/19		07/31/18		07/31/17

Net asset value, beginning of period	$9.93		$13.00	$8.69		$10.07		$10.43		$9.97		$9.67

Net investment income (loss)(a)	0.16		0.15	0.11		0.07		0.17		0.14		(0.15)
Net realized and unrealized gain (loss)		(2.05)	(3.09)	4.36		(1.25)		(0.53)		0.32		0.45

Net increase (decrease) from investment operations		(1.89)	(2.94)	4.47		(1.18)		(0.36)		0.46		0.30

Distributions from net investment income(b)	—		(0.13)	(0.16)		(0.20)		—		—		—

Net asset value, end of period	$8.04		$9.93	$13.00		$8.69		$10.07		$10.43		$9.97

Total Return(c)
Based on net asset value	(19.03	)%(d)	(22.83)%	51.62%		(12.05	)%(d)	(3.45	)%(e)	4.61%		3.10	%(e)

Ratios to Average Net Assets(f)
Total expenses	1.69	%(g)	1.52%	1.74%		1.70	%(g)(h)	1.69	%(i)(j)	1.57	%(i)	2.22	%(i)

Total expenses after fees waived and/or reimbursed	1.15	%(g)	1.15%	1.14%		1.12	%(g)	1.17	%(j)	1.19%		1.99%

Net investment income (loss)	3.40	%(g)	1.29%	0.98%		1.02	%(g)	1.74%		1.32%		(1.62)%

Supplemental Data
Net assets, end of period (000)	$4,085		$5,246	$7,125		$5,224		$3,817		$5,454		$3,272

Portfolio turnover rate		86%	183%	180	%(k)	141	%(k)	128	%(k)	111	%(k)	7	%(k)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit, printing and tax costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, total expenses would have been 1.74%.
(i)	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:

	Six Months Ended			Period from
	10/31/22	Year Ended	Year Ended	08/01/19	Year Ended	Year Ended	Year Ended
	(unaudited)	04/30/22	04/30/21	to 04/30/20	07/31/19	07/31/18	07/31/17

Expense ratios	N/A	N/A	N/A	N/A	1.67%	1.55%	2.21%

(j)	Includes non-recurring expenses of offering costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 1.67% and 1.15%, respectively.
(k)	Excludes underlying investments in total return swaps.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	129

Financial Highlights (continued)

(For a share outstanding throughout each period)

		BlackRock Advantage Emerging Markets Fund (continued)

		Investor C

	Six Months Ended					Period from
	10/31/22		Year Ended	Year Ended		08/01/19		Year Ended		Year Ended		Year Ended
	(unaudited)		04/30/22	04/30/21		to 04/30/20		07/31/19		07/31/18		07/31/17

Net asset value, beginning of period	$9.46		$12.36	$8.29		$9.53		$9.95		$9.58		$9.36

Net investment income (loss)(a)	0.11		0.07	0.04		0.02		0.08		0.03		(0.21)
Net realized and unrealized gain (loss)		(1.94)	(2.96)	4.14		(1.21)		(0.50)		0.34		0.43

Net increase (decrease) from investment operations		(1.83)	(2.89)	4.18		(1.19)		(0.42)		0.37		0.22

Distributions from net investment income(b)	—		(0.01)		(0.11)	(0.05)		—		—		—

Net asset value, end of period	$7.63		$9.46	$12.36		$8.29		$9.53		$9.95		$9.58

Total Return(c)
Based on net asset value	(19.35	)%(d)	(23.40)%		50.49%	(12.57	)%(d)	(4.22	)%(e)	3.86%		2.35	%(e)

Ratios to Average Net Assets(f)
Total expenses	2.56	%(g)	2.43%		2.56%	2.53	%(g)(h)	2.53	%(i)	2.38%		2.91	%(j)

Total expenses after fees waived and/or reimbursed	1.90	%(g)	1.90%		1.90%	1.90	%(g)	1.92	%(i)	1.94%		2.71%

Net investment income (loss)	2.54	%(g)	0.61%		0.43%	0.26	%(g)	0.81%		0.25%		(2.30)%

Supplemental Data
Net assets, end of period (000)	$272		$282	$550		$1,164		$2,280		$3,240		$3,823

Portfolio turnover rate		86%	183%	180	%(k)	141	%(k)	128	%(k)	111	%(k)	7	%(k)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit, printing and tax costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, total expenses would have been 2.57%.
(i)	Includes non-recurring expenses of offering costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 2.51% and 1.90%, respectively.
(j)	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratio.
(k)	Excludes underlying investments in total return swaps.

See notes to financial statements.

130	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage Emerging Markets Fund (continued)

	Class K
	Six Months Ended					Period from				Period from
	10/31/22		Year Ended	Year Ended		08/01/19		Year Ended		01/25/18(a)
	(unaudited)		04/30/22	04/30/21		to 04/30/20		07/31/19		to 07/31/18

Net asset value, beginning of period	$10.11		$13.24	$8.84		$10.26		$10.59		$12.14

Net investment income(b)	0.18		0.20	0.16		0.10		0.19		0.13
Net realized and unrealized gain (loss)	(2.09)		(3.16)	4.43		(1.28)		(0.52)		(1.68)

Net increase (decrease) from investment operations	(1.91)		(2.96)	4.59		(1.18)		(0.33)		(1.55)

Distributions from net investment income(c)	(0.00	)(d)	(0.17)	(0.19)		(0.24)		—		—

Net asset value, end of period	$8.20		$10.11	$13.24		$8.84		$10.26		$10.59

Total Return(e)
Based on net asset value	(18.89	)%(f)	(22.59)%	52.19%		(11.87	)%(f)	(3.12	)%(g)	(12.77	)%(f)

Ratios to Average Net Assets(h)
Total expenses	1.25	%(i)	1.13%	1.36%		1.41	%(i)(j)	1.37	%(k)	1.32	%(i)(l)

Total expenses after fees waived and/or reimbursed	0.81	%(i)	0.81%	0.81%		0.81	%(i)	0.87	%(k)	0.89	%(i)

Net investment income	3.82	%(i)	1.63%	1.36%		1.33	%(i)	1.93%		2.33	%(i)

Supplemental Data
Net assets, end of period (000)	$60,762		$126,023	$150,108		$85,164		$80,529		$145,476

Portfolio turnover rate	86%		183%	180	%(m)	141	%(m)	128	%(m)	111	%(m)(n)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations. (d) Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)	Audit, printing and tax costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.45%.
(k)	Includes non-recurring expenses of offering costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 1.34%and 0.84%, respectively.
(l)	Offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.31%.
(m)	Excludes underlying investments in total return swaps.
(n)	Portfolio turnover rate is representative of the Fund for the entire year.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	131

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Global Equity Market Neutral Fund
	Institutional
	Six Months Ended 10/31/22		Year Ended		Year Ended		Period from 08/01/19		Year Ended		Year Ended		Year Ended
	(unaudited)		04/30/22		04/30/21		to 04/30/20		07/31/19		07/31/18		07/31/17

Net asset value, beginning of period	$11.49		$11.98		$11.42		$12.67		$12.17		$11.62		$10.56

Net investment income (loss)(a)	0.01			(0.15)		(0.17)	(0.01)		0.05		(0.06)		(0.14)
Net realized and unrealized gain (loss)		(0.07)		(0.20)	0.76		(0.46)		0.57		0.61		1.20

Net increase (decrease) from investment operations		(0.06)		(0.35)	0.59		(0.47)		0.62		0.55		1.06

Distributions(b)
From net investment income	—		—		—		(0.04)		—		—		—
From net realized gain	—			(0.14)		(0.03)	(0.74)		(0.12)		—		—

Total distributions	—			(0.14)		(0.03)	(0.78)		(0.12)		—		—

Net asset value, end of period	$11.43		$11.49		$11.98		$11.42		$12.67		$12.17		$11.62

Total Return(c)
Based on net asset value	(0.52	)%(d)	(2.94	)%(e)	5.21	%(f)	(3.80	)%(d)	5.09%		4.73%		10.04%

Ratios to Average Net Assets(g)
Total expenses	1.56	%(h)		1.58%		1.82%	1.80	%(h)	1.76%		1.73	%(i)	1.78	%(i)

Total expenses after fees waived and/or reimbursed	1.34	%(h)		1.36%		1.57%	1.57	%(h)	1.63%		1.66%		1.70%

Net investment income (loss)	0.19	%(h)		(1.29)%		(1.49)%	(0.09	)%(h)	0.36%		(0.51)%		(1.28)%

Supplemental Data
Net assets, end of period (000)	$545,299		$565,502		$459,420		$492,021		$546,561		$559,028		$544,301

Portfolio turnover rate	23	%(j)	31	%(j)	43	%(j)	53	%(j)	7	%(j)	20	%(j)	—%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)	Includes payments from an affiliate, which impacted the Fund’s total return. Excluding the payments, the Fund’s total return would have been 5.12%.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:

	Six Months Ended 10/31/22	Year Ended	Year Ended	Period from 08/01/19	Year Ended	Year Ended	Year Ended
	(unaudited)	04/30/22	04/30/21	to 04/30/20	07/31/19	07/31/18	07/31/17

Expense ratios	N/A	N/A	N/A	N/A	N/A	1.71%	1.78%

(j)	Excludes underlying investments in total return swaps.

See notes to financial statements.

132	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Global Equity Market Neutral Fund (continued)

	Investor A

	Six Months Ended						Period from
	10/31/22		Year Ended		Year Ended		08/01/19		Year Ended		Year Ended		Year Ended
	(unaudited)		04/30/22		04/30/21		to 04/30/20		07/31/19		07/31/18		07/31/17

Net asset value, beginning of period	$11.30		$11.82		$11.27		$12.50		$12.03		$11.52		$10.49

Net investment income (loss)(a)	—		(0.18)		(0.20)		(0.02)		0.01		(0.10)		(0.17)
Net realized and unrealized gain (loss)		(0.07)	(0.20)		0.75		(0.46)		0.56		0.61		1.20

Net increase (decrease) from investment operations		(0.07)	(0.38)		0.55		(0.48)		0.57		0.51		1.03

Distributions(b)
From net investment income	—		—		—		(0.01)		—		—		—
From net realized gain	—		(0.14)		(0.00	)(c)	(0.74)		(0.10)		—		—

Total distributions	—		(0.14)		(0.00)		(0.75)		(0.10)		—		—

Net asset value, end of period	$11.23		$11.30		$11.82		$11.27		$12.50		$12.03		$11.52

Total Return(d)
Based on net asset value	(0.62	)%(e)	(3.23	)%(f)	4.92	%(g)	(3.94	)%(e)	4.79%		4.43%		9.82%

Ratios to Average Net Assets(h)
Total expenses	1.83	%(i)	1.86%		2.07%		2.07	%(i)	2.04%		2.03	%(j)	2.10	%(j)

Total expenses after fees waived and/or reimbursed	1.59	%(i)	1.61%		1.82%		1.82	%(i)	1.88%		1.96%		1.98%

Net investment income (loss)	(0.05	)%(i)	(1.54)%		(1.75)%		(0.28	)%(i)	0.12%		(0.84)%		(1.60)%

Supplemental Data
Net assets, end of period (000)	$24,067		$25,229		$23,390		$23,509		$49,514		$49,180		$35,658

Portfolio turnover rate	23	%(k)	31	%(k)	43	%(k)	53	%(k)	7	%(k)	20	%(k)	—%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)	Includes payments received from an affiliate, which impacted the Fund’s total return. Excluding the payments, the Fund’s total return would have been 4.83%.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:

	Six Months Ended 10/31/22 (unaudited)	Year Ended 04/30/22	Year Ended 04/30/21	Period from 08/01/19 to 04/30/20	Year Ended 07/31/19	Year Ended 07/31/18	Year Ended 07/31/17

Expense ratios	N/A	N/A	N/A	N/A	N/A	1.95%	2.10%

(k)	Excludes underlying investments in total return swaps.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	133

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Global Equity Market Neutral Fund (continued)
	Investor C

	Six Months Ended						Period from

	10/31/22		Year Ended		Year Ended		08/01/19		Year Ended		Year Ended		Year Ended
	(unaudited)		04/30/22		04/30/21		to 04/30/20		07/31/19		07/31/18		07/31/17

Net asset value, beginning of period	$10.64		$11.22		$10.77		$11.99		$11.59		$11.18		$10.26

Net investment loss(a)		(0.05)	(0.25)			(0.27)	(0.09)		(0.08)		(0.18)		(0.24)
Net realized and unrealized gain (loss)		(0.06)	(0.19)		0.72		(0.44)		0.54		0.59		1.16

Net increase (decrease) from investment operations		(0.11)	(0.44)		0.45		(0.53)		0.46		0.41		0.92

Distributions from net realized gain(b)	—		(0.14)		—		(0.69)		(0.06)		—		—

Net asset value, end of period	$10.53		$10.64		$11.22		$10.77		$11.99		$11.59		$11.18

Total Return(c)
Based on net asset value	(1.03	)%(d)	(3.95	)%(e)	4.18	%(f)	(4.51	)%(d)	4.02%		3.67%		8.97%

Ratios to Average Net Assets(g)
Total expenses	2.63	%(h)	2.64%			2.86%	2.83	%(h)	2.79%		2.76	%(i)	2.81	%(i)

Total expenses after fees waived and/or reimbursed	2.34	%(h)	2.36%			2.57%	2.57	%(h)	2.63%		2.69%		2.72%

Net investment loss	(0.89	)%(h)	(2.30)%			(2.44)%	(1.04	)%(h)	(0.64)%		(1.58)%		(2.32)%

Supplemental Data
Net assets, end of period (000)	$2,980		$4,386		$6,817		$11,539		$17,282		$21,168		$25,857

Portfolio turnover rate	23	%(j)	31	%(j)	43	%(j)	53	%(j)	7	%(j)	20	%(j)	—%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)	Includes payments received from an affiliate, which impacted the Fund’s total return. Excluding the payments, the Fund’s total return would have been 4.09%.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:

	Six Months Ended			Period from
	10/31/22	Year Ended	Year Ended	08/01/19	Year Ended	Year Ended	Year Ended
	(unaudited)	04/30/22	04/30/21	to 04/30/20	07/31/19	07/31/18	07/31/17
Expense ratios	N/A	N/A	N/A	N/A	N/A	2.72%	2.81%

(j)	Excludes underlying investments in total return swaps.

See notes to financial statements.

134	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Global Equity Market Neutral Fund (continued)
	Class K
	Six Months Ended 10/31/22		Year Ended 04/30/22		Year Ended 04/30/21		Period from 08/01/19 to 04/30/20		Year Ended 07/31/19		Year Ended 07/31/18		Year Ended 07/31/17
	(unaudited)

Net asset value, beginning of period	$11.52		$12.00		$11.44		$12.69		$12.19		$11.63		$10.56

Net investment income (loss)(a)	0.03		(0.14)		(0.25)		(0.01)		0.06		(0.01)		(0.14)
Net realized and unrealized gain (loss)		(0.09)	(0.20)		0.85		(0.46)		0.56		0.57		1.21

Net increase (decrease) from investment operations		(0.06)	(0.34)		0.60		(0.47)		0.62		0.56		1.07

Distributions(b)
From net investment income	—		—		—		(0.04)		—		—		—
From net realized gain	—		(0.14)		(0.04)		(0.74)		(0.12)		—		—

Total distributions	—		(0.14)		(0.04)		(0.78)		(0.12)		—		—

Net asset value, end of period	$11.46		$11.52		$12.00		$11.44		$12.69		$12.19		$11.63

Total Return(c)
Based on net asset value	(0.52	)%(d)	(2.85	)%(e)	5.24	%(e)	(3.77	)%(d)	5.11%		4.82%		10.13%

Ratios to Average Net Assets(f)
Total expenses	1.48	%(g)	1.51%		1.77%		1.76	%(g)	1.72%		1.65	%(h)	1.70%

Total expenses after fees waived and/or reimbursed	1.29	%(g)	1.31%		1.52%		1.52	%(g)	1.57%		1.58%		1.63%

Net investment income (loss)	0.60	%(g)	(1.24)%		(2.07)%		(0.07	)%(g)	0.45%		(0.04)%		(1.32)%

Supplemental Data
Net assets, end of period (000)	$101,689		$7,080		$5,151		$325		$453		$217		$108

Portfolio turnover rate	23	%(i)	31	%(i)	43	%(i)	53	%(i)	7	%(i)	20	%(i)	—%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the year ended July 31, 2018, the expense ratio would have been 1.64%.
(i)	Excludes underlying investments in total return swaps.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	135

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

BlackRock FundsSM (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification

BlackRock Advantage Emerging Markets Fund	Advantage Emerging Markets	Diversified
BlackRock Global Equity Market Neutral Fund	Global Equity Market Neutral	Diversified

Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold without a sales charge and only to certain eligible investors. Investor A and Investor C Shares bear certain expenses related to shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).

Share Class	Initial Sales Charge	CDSC		Conversion Privilege

Institutional and Class K Shares	No	No		None
Investor A Shares	Yes	No	(a)	None
Investor C Shares	No	Yes	(b)	To Investor A Shares after approximately 8 years

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)	A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Multi-Asset Complex.

On May 10, 2022, the Board of Trustees of the Trust (the “Board”), approved a change in the name of BlackRock Global Long/Short Equity Fund to BlackRock Global Equity Market Neutral Fund. While the Fund’s investment process and investment strategy were not changed in connection with the name change, certain updates were made to the Fund’s investment process and investment strategy disclosure in order to align the disclosure with the Fund’s new name. These changes were effective as of September 1, 2022.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Funds are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

ForeignTaxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a

136	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of October 31, 2022, if any, are disclosed in the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

Distributions: Distributions paid by the Funds are recorded on the ex-dividend dates. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of each Fund has approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•

The Funds value their investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon their pro rata ownership in the underlying fund’s net assets.

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

•

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and options on swaps (“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.

•

Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

N O T E S T O F I N A N C I A L S T A T E M E N T S	137

Notes to Financial Statements (unaudited) (continued)

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs.

Standard Inputs Generally Considered By The Valuation Committee And Third-Party Pricing Services

Market approach	(i)	recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
	(ii)	recapitalizations and other transactions across the capital structure; and
	(iii)	market multiples of comparable issuers.

Income approach	(i)	future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
	(ii)	quoted prices for similar investments or assets in active markets; and
	(iii)	other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.

Cost approach	(i)	audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
	(ii)	changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
	(iii)	relevant news and other public sources; and
	(iv)	known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

As of October 31, 2022, certain investments of the Funds were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

138	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

4.	SECURITIES AND OTHER INVESTMENTS

Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

Securities Lending: Certain Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments,. The market value of any securities on loan and the value of any related collateral are shown separately in the Statements of Assets and Liabilities as a component of investments at value – unaffiliated, and collateral on securities loaned, respectively.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of Advantage Emerging Markets’s securities on loan by counterparty which are subject to offset under an MSLA:

Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount	(b)

Advantage Emerging Markets
Citigroup Global Markets, Inc.	$87,728	$(80,079)	$—		$7,649
J.P. Morgan Securities LLC	13,718	(13,205)	—		513
SG Americas Securities LLC	45,801	(45,801)	—		—
Toronto-Dominion Bank	72,186	(72,186)	—		—

	$219,433	$(211,271)	$—		$8,162

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.

(b)

The market value of the loaned securities is determined as of October 31, 2022. Additional collateral is delivered to each Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Funds.

N O T E S T O F I N A N C I A L S T A T E M E N T S	139

Notes to Financial Statements (unaudited) (continued)

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

Options: The Funds may purchase and write call and put options to increase or decrease their exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.

A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.

Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –unaffiliated and options written at value, respectively, in the Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Funds write a call option, such option is typically “covered,” meaning that they hold the underlying instrument subject to being called by the option counterparty. When the Funds write a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statements of Assets and Liabilities.

In purchasing and writing options, the Funds bear the risk of an unfavorable change in the value of the underlying instrument or the risk that they may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing or selling a security when they otherwise would not, or at a price different from the current market value.

Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).

For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Funds’ counterparty on the swap. Each Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, each Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statements of Operations, including those at termination.

140	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

•

Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).

Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Funds receive payment from or make a payment to the counterparty.

Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.

Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Funds and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Statements of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Funds and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.

Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparties are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: The Trust, on behalf of each Fund, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.

For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:

	Investment Advisory Fees

Average Daily Net Assets	Advantage Emerging Markets	Global Equity Market Neutral

First $1 billion	0.80%	1.25%

$1 billion — $3 billion	0.75	1.18

N O T E S T O F I N A N C I A L S T A T E M E N T S	141

Notes to Financial Statements (unaudited) (continued)

	Investment Advisory Fees

Average Daily Net Assets	Advantage Emerging Markets	Global Equity Market Neutral

$3 billion — $5 billion	0.72%	1.13%
$5 billion — $10 billion	0.70	1.09
Greater than $10 billion	0.68	1.06

With respect to Global Equity Market Neutral, the Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”), an affiliate of the Manager. The Manager pays BIL for services it provides for that portion of the Fund for which BIL acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by Global Equity Market Neutral to the Manager.

Service and Distribution Fees: The Trust, on behalf of the Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:

Share Class	Service Fees	Distribution Fees

Investor A	0.25%	N/A
Investor C	0.25	0.75%

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates/reimburses BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

For the six months ended October 31, 2022, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:

Fund Name	Investor A	Investor C	Total

Advantage Emerging Markets	$6,038	$1,500	$7,538
Global Equity Market Neutral	30,111	17,289	47,400

Administration: The Trust, on behalf of each Fund, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.

Average Daily Net Assets	Administration Fees

First $500 million	0.0425%
$500 million — $1 billion	0.0400
$1 billion — $2 billion	0.0375
$2 billion — $4 billion	0.0350
$4 billion — $13 billion	0.0325
Greater than $13 billion	0.0300

In addition, the Manager charges each of the share classes an administration fee, which is shown as administration – class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.

For the six months ended October 31, 2022, the following table shows the class specific administration fees borne directly by each share class of each Fund:

Fund Name	Institutional	Investor A	Investor C	Class K	Total

Advantage Emerging Markets	$833	$483	$30	$11,635	$12,981
Global Equity Market Neutral	52,446	2,409	346	7,819	63,020

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended October 31, 2022, the Funds did not pay any amounts to affiliates in return for these services.

The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended October 31, 2022, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

Fund Name	Institutional	Investor A	Investor C	Class K	Total

Advantage Emerging Markets	$153	$422	$49	$157	$781
Global Equity Market Neutral	424	182	170	—	776

142	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

For the six months ended October 31, 2022, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:

Fund Name	Institutional	Investor A	Investor C	Class K	Total

Advantage Emerging Markets	$3,488	$4,514	$449	$543	$8,994
Global Equity Market Neutral	214,584	11,862	2,629	273	229,348

Other Fees: For the six months ended October 31, 2022, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A Shares as follows:

Fund Name	Investor A

Advantage Emerging Markets	$4
Global Equity Market Neutral	112

For the six months ended October 31, 2022, affiliates received CDSCs as follows:

Fund Name	Investor A	Investor C

Advantage Emerging Markets	$—	$—
Global Equity Market Neutral	232	225

Expense Limitations, Waivers and Reimbursements: With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“IndependentTrustees”), or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended October 31, 2022, the amounts waived were as follows:

Fund Name	Fees Waived and/or Reimbursed by the Manager
Advantage Emerging Markets	$2,140
Global Equity Market Neutral	11,287

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2024. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. For the six months ended October 31, 2022, there were no fees waived by the Manager pursuant to this arrangement.

With respect to Advantage Emerging Markets, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit other expenses (“expense limitation”) through June 30, 2024. Other expenses include accounting, administration, transfer agency, custody, professional and registration fees and exclude dividend expense, interest expense, and certain other fund expenses that constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business. The expense limitations as a percentage of average daily net assets are as follows:

Fund Name/Share Class	Expense Limitation

Advantage Emerging Markets
Institutional	0.05%
Investor A	0.10
Investor C	0.10
Class K	0.01

With respect to Global Equity Market Neutral, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:

Fund Name/Share Class	Expense Limitation

Global Equity Market Neutral
Institutional	1.34%
Investor A	1.59
Investor C	2.34
Class K	1.29

The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2024, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. For the six months ended October 31, 2022, amounts included in the Statements of Operations were as follows:

Fund Name	Fees Waived and/or Reimbursed by the Manager
Advantage Emerging Markets	$244,453

N O T E S T O F I N A N C I A L S T A T E M E N T S	143

Notes to Financial Statements (unaudited) (continued)

Fund Name	Fees Waived and/or Reimbursed by the Manager

Global Equity Market Neutral	$525,219

Fund Name	Administration Fees Waived

Advantage Emerging Markets	$27,584

In addition, these amounts waived and/or reimbursed by the Manager are included in Administration fees waived — class specific and transfer agent fees waived and/or reimbursed — class specific, respectively, in the Statements of Operations. For the six months ended October 31, 2022, class specific expense waivers and/or reimbursements are as follows:

	Administration Fees Waived - Class Specific

Fund Name	Institutional	Investor A	Investor C	Class K	Total

Advantage Emerging Markets	$833	$483	$30	$11,635	$12,981
Global Equity Market Neutral	52,446	2,409	346	7,819	63,020

	Transfer Agent Fees Waived and/or Reimbursed by the Manager - Class Specific

Fund Name	Institutional	Investor A	Investor C	Class K	Total

Advantage Emerging Markets	$1,822	$2,340	$314	$543	$5,019
Global Equity Market Neutral	83,467	5,840	1,765	273	91,345

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Funds are responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, Money Market Series, managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Funds. The Money Market Series may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. Each Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, Advantage Emerging Markets retains 82% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, Advantage Emerging Markets, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

Pursuant to the current securities lending agreement, Global Equity Market Neutral retains 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, Global Equity Market Neutral, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the six months ended October 31, 2022, each Fund paid BIM the following amounts for securities lending agent services:

Fund Name	Amounts

Advantage Emerging Markets	$850

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any

144	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended October 31, 2022, the Funds did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.

Other Transactions: The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended October 31, 2022, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:

	Net Realized

Fund Name	Purchases	Sales	Gain (Loss)

Advantage Emerging Markets	$1,312,620	$1,603,228	$(200,040)

7.	PURCHASES AND SALES

For the six months ended October 31, 2022, purchases and sales of investments, excluding short-term securities, were as follows:

	U.S. Government Securities		Other Securities

Fund Name	Purchases	Sales	Purchases	Sales

Advantage Emerging Markets	$—	$—	$101,354,267	$137,702,620
Global Equity Market Neutral	10,878,856	20,325,000	718,812	47,571

8.	INCOME TAX INFORMATION

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of April 30, 2022, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

Fund Name	Non-Expiring

Advantage Emerging Markets	$18,689,323
Global Equity Market Neutral	7,778,325

As of October 31, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Advantage Emerging Markets	$86,025,639	$5,455,399	$(19,581,202)	$(14,125,803)
Global Equity Market Neutral	695,887,887	295,853,562	(250,646,656)	45,206,906

9.	BANK BORROWINGS

The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds

N O T E S T O F I N A N C I A L S T A T E M E N T S	145

Notes to Financial Statements (unaudited) (continued)

rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2023 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended October 31, 2022, the Funds did not borrow under the credit agreement.

10.	PRINCIPAL RISKS

In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or nonexistent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities; (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iii) lack of publicly available or reliable information about issuers as a result of not being subject to the same degree of regulatory requirements and accounting, auditing and financial reporting standards; and (iv) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests.

The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

For OTC options purchased, each Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the Funds should the counterparty fail to perform under the contracts. Options written by the Funds do not typically give rise to counterparty credit risk, as options written generally obligate the Funds, and not the counterparty, to perform. The Funds may be exposed to counterparty credit risk with respect to options written to the extent each Fund deposits collateral with its counterparty to a written option.

With exchange-traded options purchased and exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or

146	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a substantial amount of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in those countries may have a significant impact on their investment performance and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedules of Investments.

Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.

Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but could be significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.

Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.

Certain Funds invest a significant portion of their assets in securities of issuers located in China or with significant exposure to Chinese issuers. Investments in Chinese securities, including certain Hong Kong-listed securities, involve risks specific to China. China may be subject to considerable degrees of economic, political and social instability and demonstrates significantly higher volatility from time to time in comparison to developed markets. Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries may disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation. Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and the Fund’s investments. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. In addition, measures may be taken to limit the flow of capital and/or sanctions may be imposed, which could prohibit or restrict the ability to own or transfer fund assets and may also include retaliatory actions, such as seizure of fund assets.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

11.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Six Months Ended 10/31/22		Year Ended 04/30/22

Fund Name / Share Class	Shares	Amounts	Shares	Amounts

Advantage Emerging Markets
Institutional
Shares sold	50,251	$488,086	172,173	$2,149,062
Shares issued in reinvestment of distributions	—	—	15,307	189,748
Shares redeemed	(286,521)	(2,632,242)	(540,197)	(6,345,580)

	(236,270)	$(2,144,156)	(352,717)	$(4,006,770)

N O T E S T O F I N A N C I A L S T A T E M E N T S	147

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 10/31/22		Year Ended 04/30/22

Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts

Advantage Emerging Markets (continued)
Investor A
Shares sold	31,097	$293,888	60,578	$730,563
Shares issued in reinvestment of distributions	—	—	5,633	68,598
Shares redeemed	(51,306)	(474,243)	(85,864)	(1,000,083)

	(20,209)	$(180,355)	(19,653)	$(200,922)

Investor C
Shares sold	23,687	$216,351	494	$5,613
Shares issued in reinvestment of distributions	—	—	36	450
Shares redeemed	(17,817)	(159,713)	(15,259)	(175,008)

	5,870	$56,638	(14,729)	$(168,945)

Class K
Shares sold	1,063,622	$10,159,476	2,518,212	$29,836,376
Shares issued in reinvestment of distributions	207	1,901	165,545	2,045,863
Shares redeemed	(6,119,058)	(52,772,214)	(1,558,201)	(18,426,399)

	(5,055,229)	$(42,610,837)	1,125,556	$13,455,840

	(5,305,838)	$(44,878,710)	738,457	$9,079,203

	Six Months Ended 10/31/22		Year Ended 04/30/22

Fund Name / Share Class	Shares	Amounts	Shares	Amounts

Global Equity Market Neutral
Institutional
Shares sold	15,213,415	$172,953,682	21,428,123	$249,500,008
Shares issued in reinvestment of distributions	—	—	338,212	4,007,822
Shares redeemed	(16,721,844)	(189,622,759)	(10,894,979)	(126,513,641)

	(1,508,429)	$(16,669,077)	10,871,356	$126,994,189

Investor A
Shares sold	380,716	$4,255,454	798,505	$9,148,217
Shares issued in reinvestment of distributions	—	—	23,726	277,350
Shares redeemed	(469,665)	(5,238,802)	(569,722)	(6,530,854)

	(88,949)	$(983,348)	252,509	$2,894,713

Investor C
Shares sold	26,944	$284,200	70,815	$760,368
Shares issued in reinvestment of distributions	—	—	7,514	83,179
Shares redeemed	(156,130)	(1,637,787)	(274,027)	(2,959,803)

	(129,186)	$(1,353,587)	(195,698)	$(2,116,256)

Class K
Shares sold	9,516,876	$108,181,139	215,060	$2,517,495
Shares issued in reinvestment of distributions	—	—	5,402	64,174
Shares redeemed	(1,258,350)	(14,317,827)	(34,941)	(413,017)

	8,258,526	$93,863,312	185,521	$2,168,652

	6,531,962	$74,857,300	11,113,688	$129,941,298

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

148	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Funds (the “Trust”) met on April 20, 2022 (the “April Meeting”) and May 10-11, 2022 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of BlackRock Advantage Emerging Markets Fund (the “Advantage Emerging Markets Fund”) and BlackRock Global Equity Market Neutral Fund (the “Global Equity Market Neutral Fund”) (each a “Fund” and collectively, the “Funds”), and BlackRock Advisors, LLC (the “Manager”), each Fund’s investment advisor. The Board also considered the approval to continue the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and BlackRock International Limited (the “Sub-Advisor”) with respect to the Global Equity Market Neutral Fund. The Manager and the Sub-Advisor are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreement are referred to herein as the “Agreements.”

The Approval Process

Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for each Fund on an annual basis. The Board members who are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to each Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each typically extending for two days, as well as additional ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also had an additional one-day meeting to consider specific information surrounding the renewal of the Agreements. In particular, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.

During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, an applicable benchmark, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ analyses of the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as available; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Funds; (g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Funds’ operations.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Funds; (d) each Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Funds; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board Members evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide

D I S C L O S U R E O F I N V E S T M E N T A D V I S O R Y A G R E E M E N T A N D S U B - A D V I S O R Y A G R E E M E N T	149

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement   (continued)

more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock

The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of each Fund. Throughout the year, the Board compared each Fund’s performance to the performance of a comparable group of mutual funds, relevant benchmark, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing the Fund’s performance, investment strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and each Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide the Funds with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Funds. In particular, BlackRock and its affiliates provide the Funds with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers, including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Funds, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans, including in light of the ongoing COVID-19 pandemic.

B. The Investment Performance of the Funds and BlackRock

The Board, including the Independent Board Members, reviewed and considered the performance history of the Fund throughout the year and at the April Meeting. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of the Fund’s performance as of December 31, 2021, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to its Performance Peers and, with respect to the Global Equity Market Neutral Fund, in light of the Fund’s outcome-oriented investment objective, certain performance metrics (“Outcome-Oriented Performance Metrics”). The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of each Fund throughout the year.

In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.

The Board noted that for each of the one-, three- and five-year periods reported, the Advantage Emerging Markets Fund ranked in the fourth quartile against its Performance Peers. The Board and BlackRock reviewed the Fund’s underperformance relative to its Performance Peers during the applicable periods. The Board was informed that, among other things, underperformance in 2021 was broad across both stock selection and macro thematic positioning. The one-year performance also impacted the long-term performance periods.

The Board and BlackRock discussed BlackRock’s strategy for improving the Fund’s investment performance. Discussions covered topics such as performance attribution, the Fund’s investment personnel, and the resources appropriate to support the Fund’s investment processes.

The Board reviewed and considered the Global Equity Market Neutral Fund’s performance relative to the Fund’s Outcome-Oriented Performance Metrics including a total return target. The Board noted that for each of the one-, three- and five-year periods reported, the Fund underperformed its total return target. The Board noted that BlackRock believes that the Outcome-Oriented Performance Metrics are an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its total return target during the applicable periods.

C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Funds

The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also

150	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement   (continued)

compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. The Board reviewed BlackRock’s estimated profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2021 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk, and liability profile in servicing the Funds, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.

The Board noted that the Advantage Emerging Markets Fund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. In addition, the Board noted that, the Fund is party to an expense limitation agreement pursuant to which BlackRock has contractually agreed to waive and/or reimburse certain operating and other expenses to a specified amount of the Fund’s average daily net assets on a class-by-class basis.

The Board noted that the Global Equity Market Neutral Fund’s contractual management fee rate ranked in the third quartile, and that the actual management fee rate and total expense ratio each ranked in the third quartile relative to the Fund’s Expense Peers. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis. In addition, the Board noted that BlackRock and the Board agreed to a lower contractual expense cap, on a class-by-class basis. After discussions between the Board, including Independent Board Members, and BlackRock, the Board and BlackRock agreed to a continuation of the contractual cap.

The Board also noted that each Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board noted that if the size of the pertinent Fund were to decrease, the Fund could lose the benefit of one or more breakpoints.

D. Economies of Scale

The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Funds increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and contractual expense caps had been approved by the Board. In its consideration, the Board further considered the continuation and/or implementation of fee waivers and/or expense caps, as applicable. The Board also considered the extent to which the Funds benefit from such economies of scale in a variety of ways, and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Funds to more fully participate in these economies of scale. The Board considered each Fund’s asset levels and whether the current fee schedule was appropriate.

E. Other Factors Deemed Relevant by the Board Members

The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Funds, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Funds, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the pertinent Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Conclusion

At the May Meeting, as a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Trust, on behalf of each Fund,

D I S C L O S U R E O F I N V E S T M E N T A D V I S O R Y A G R E E M E N T A N D S U B - A D V I S O R Y A G R E E M E N T	151

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement   (continued)

for a one-year term ending June 30, 2023, and the Sub-Advisory Agreement between the Manager and the Sub-Advisor with respect to with respect to the Global Equity Market Neutral Fund, for a one-year term ending June 30, 2023. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and, in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

152	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Additional Information

General Information

Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/fundreports.

Availability of Proxy Voting Policies, Procedures and Voting Records

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800) 441-7762; (2) on the BlackRock website at blackrock.com; and (3) on the SEC’s website at sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.

Automatic Investment Plans

Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

A D D I T I O N A L I N F O R M A T I O N	153

Additional Information   (continued)

BlackRock Privacy Principles (continued)

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Fund and Service Providers

Investment Adviser and Administrator	Distributor
BlackRock Advisors, LLC	BlackRock Investments, LLC
Wilmington, DE 19809	New York, NY 10022

Sub-Adviser	Independent Registered Public Accounting Firm
BlackRock International Limited (a)	Deloitte & Touche LLP
Edinburgh, EH3 8BL	Boston, MA 02116
United Kingdom
Legal Counsel
Accounting Agent and Custodian	Sidley Austin LLP
State Street Bank and Trust Company	New York, NY 10019
Boston, MA 02111
Address of the Funds
Transfer Agent	100 Bellevue Parkway
BNY Mellon Investment Servicing (US) Inc.	Wilmington, DE 19809
Wilmington, DE 19809

(a)	For Global Equity Market Neutral.

154	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Currency Abbreviation

USD	United States Dollar

Portfolio Abbreviation

ADR	American Depositary Receipt

AGC	Assured Guaranty Corp.

AMBAC	AMBAC Assurance Corp.

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

CVA	Certificaten Van Aandelen (Dutch Certificate)

DIP	Debtor-In-Possession

GDR	Global Depositary Receipt

LP	Limited Partnership

MSCI	Morgan Stanley Capital International

NVDR	Non-Voting Depositary Receipt

PCL	Public Company Limited

PILOT	Payment in Lieu of Taxes

PJSC	Public Joint Stock Company

REIT	Real Estate Investment Trust

S&P	Standard & Poor’s

SAP	Subject to Appropriations

SCA	Societe en Commandite par Actions

SDR	Swedish Depositary Receipt

SEB	SEB Securities Inc.

SG	Syncora Guarantee

ST	Special Tax

UT	Unlimited Tax

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	155

Want to know more?

blackrock.com | 800-441-7762

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

EMLSGLS-10/22-SAR

(b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Section 302 Certifications are attached

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(4) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock FundsSM

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock FundsSM

Date: December 21, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock FundsSM

Date: December 21, 2022

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock FundsSM

Date: December 21, 2022